                      File Numbers: 333-91784 and 811-04294

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                      Post-effective Amendment Number  35


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                      Post-effective Amendment Number 224



                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)

                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
               (Depositor's Telephone Number, Including Area Code)

                           Gary R. Christensen, Esq.


                Senior Vice President, Secretary and General Counsel


                        Minnesota Life Insurance Company
                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b)


[X]  on May 1, 2014 pursuant to paragraph (b) of Rule 485


[_]  60 days after filing pursuant to paragraph (a)(i)

[_]  on (date) pursuant to paragraph (a)(i)

[_]  75 days after filing pursuant to paragraph (a)(ii)
[_]  on (date) pursuant to paragraph (a)(ii) of Rule 485.
If   appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
   Variable Annuity Contracts

MULTIOPTION ADVISOR
VARIABLE ANNUITY CONTRACT
MINNESOTA LIFE INSURANCE COMPANY

[LOGO] MINNESOTA LIFE

400 ROBERT STREET NORTH . ST. PAUL, MINNESOTA 55101-2098
 . TELEPHONE: 1-800-362-3141 . HTTP://WWW.SECURIAN.COM

    This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. There are 3 classes available: B Class, C Class and L Class. The MultiOption Advisor B, C, and L Class Contracts are no longer available to new sales. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.
    This contract is NOT:
   . a bank deposit or obligation
   . federally insured
   . endorsed by any bank or government agency
    You may invest your contract values in our Variable Annuity Account, our General Account, or in the Guarantee Periods of the Guaranteed Term Account.

THE VARIABLE ANNUITY ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:

[LOGO] Advantus/(R)/ CAPITAL MANAGEMENT

SECURIAN FUNDS TRUST

..SFT ADVANTUS BOND FUND -- CLASS 2 SHARES
..SFT ADVANTUS INDEX 400 MID-CAP FUND -- CLASS 2 SHARES
..SFT ADVANTUS INDEX 500 FUND -- CLASS 2 SHARES
..SFT ADVANTUS INTERNATIONAL BOND FUND -- CLASS 2 SHARES
..SFT ADVANTUS MANAGED VOLATILITY FUND
..SFT ADVANTUS MONEY MARKET FUND
..SFT ADVANTUS MORTGAGE SECURITIES FUND -- CLASS 2 SHARES
..SFT ADVANTUS REAL ESTATE SECURITIES FUND -- CLASS 2 SHARES
..SFT IVY(R) GROWTH FUND*
..SFT IVY(R) SMALL CAP GROWTH FUND*
..SFT PYRAMIS(R) CORE EQUITY FUND -- CLASS 2 SHARES
..SFT T. ROWE PRICE VALUE FUND
*'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Waddell & Reed Investment Management Company, the fund's subadvisor.


[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
..DYNAMIC ASSET ALLOCATION PORTFOLIO -- CLASS B SHARES
..INTERNATIONAL VALUE PORTFOLIO -- CLASS B SHARES

[LOGO] American Century
       Investments/R/

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
..VP INCOME & GROWTH FUND -- CLASS II SHARES



AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
..VP INFLATION PROTECTION FUND -- CLASS II SHARES


[LOGO]


AMERICAN FUNDS INSURANCE SERIES(R)
..GLOBAL BOND FUND/SM/ -- CLASS 2 SHARES
..GLOBAL GROWTH FUND/SM/ -- CLASS 2 SHARES
..GLOBAL SMALL CAPITALIZATION FUND/SM/ -- CLASS 2 SHARES
..GROWTH FUND/SM/ -- CLASS 2 SHARES
..GROWTH-INCOME FUND/SM/ -- CLASS 2 SHARES
..INTERNATIONAL FUND/SM/ -- CLASS 2 SHARES
..NEW WORLD FUND(R) -- CLASS 2 SHARES
..U.S. GOVERNMENT/AAA-RATED SECURITIES FUND/SM/ -- CLASS 2 SHARES

[LOGO] Fidelity/(R)/
       INVESTMENTS

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS


..EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES


..MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[LOGO](R) FRANKLIN TEMPLETON
             INVESTMENTS



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

..FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 2 SHARES
..FRANKLIN SMALL-MID CAP GROWTH VIP FUND -- CLASS 2 SHARES

..FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 2 SHARES
..TEMPLETON DEVELOPING MARKETS VIP FUND -- CLASS 2 SHARES


[LOGO] Goldman Sachs Asset Management

GOLDMAN SACHS VARIABLE INSURANCE TRUST
..GOLDMAN SACHS GLOBAL MARKETS NAVIGATOR FUND -- SERVICE SHARES
..GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND -- SERVICE SHARES

[LOGO] i.b.botson.
       ETF allocation
           series.....

ALPS VARIABLE INVESTMENT TRUST
..IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
..IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* *THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN
 SHARES OF UNDERLYING FUNDS. SEE THE SECTION ENTITLED "AN OVERVIEW OF CONTRACT FEATURES -- THE PORTFOLIOS" FOR ADDITIONAL INFORMATION.

[LOGO] Invesco



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)


..INVESCO V.I. AMERICAN VALUE FUND -- SERIES II SHARES
..INVESCO V.I. COMSTOCK FUND -- SERIES II SHARES


..INVESCO V.I. EQUITY AND INCOME FUND -- SERIES II SHARES
..INVESCO V.I. GROWTH AND INCOME FUND -- SERIES II SHARES
..INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES

[LOGO] IVY FUNDS
Variable Insurance Portfolios



IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
..IVY FUNDS VIP ASSET STRATEGY
..IVY FUNDS VIP BALANCED
..IVY FUNDS VIP CORE EQUITY
..IVY FUNDS VIP GLOBAL NATURAL RESOURCES


..IVY FUNDS VIP HIGH INCOME
..IVY FUNDS VIP INTERNATIONAL CORE EQUITY
..IVY FUNDS VIP INTERNATIONAL GROWTH
..IVY FUNDS VIP MICRO CAP GROWTH
..IVY FUNDS VIP MID CAP GROWTH
..IVY FUNDS VIP SCIENCE AND TECHNOLOGY


..IVY FUNDS VIP SMALL CAP VALUE
..IVY FUNDS VIP VALUE

..IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED VOLATILITY ..IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
..IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED VOLATILITY


[LOGO] JANUS

JANUS ASPEN SERIES
..BALANCED PORTFOLIO -- SERVICE SHARES
..FORTY PORTFOLIO -- SERVICE SHARES
..OVERSEAS PORTFOLIO -- SERVICE SHARES
..PERKINS MID CAP VALUE PORTFOLIO -- SERVICE SHARES

[LOGO] MFS/(SM)/




MFS (R) VARIABLE INSURANCE TRUST


..MID CAP GROWTH SERIES -- SERVICE CLASS SHARES



[LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
..MORGAN STANLEY UIF EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES

[LOGO] NEUBERGER BERMAN



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
..NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO -- S CLASS SHARES


[LOGO]


OPPENHEIMER VARIABLE ACCOUNT FUNDS


..MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES

..OPPENHEIMER INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES

[LOGO] Pimco


PIMCO VARIABLE INSURANCE TRUST
..PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION PORTFOLIO -- ADVISOR CLASS SHARES ..PIMCO VIT LOW DURATION PORTFOLIO -- ADVISOR CLASS SHARES
..PIMCO VIT TOTAL RETURN PORTFOLIO -- ADVISOR CLASS SHARES

[LOGO] Putnam Investments

PUTNAM VARIABLE TRUST
..PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES
..PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB SHARES
..PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES
..PUTNAM VT MULTI-CAP GROWTH FUND -- CLASS IB SHARES
..PUTNAM VT VOYAGER FUND -- CLASS IB SHARES

[LOGO] TOPS/TM/
TOPS-THE OPTIMIZED PORTFOLIO SYSTEM/TM/

NORTHERN LIGHTS VARIABLE TRUST

..TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 2 SHARES
..TOPS(R) MANAGED RISK FLEX ETF PORTFOLIO
..TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 2 SHARES
..TOPS(R) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 2 SHARES

Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s)
("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION IS:
MAY 1, 2014.

                               TABLE OF CONTENTS

             SPECIAL TERMS....................................  1
             HOW TO CONTACT US................................  3
             AN OVERVIEW OF CONTRACT FEATURES.................  4
             CONTRACT CHARGES AND EXPENSES.................... 13
             CONDENSED FINANCIAL INFORMATION AND
              FINANCIAL STATEMENTS............................ 19
             DESCRIPTION OF THE CONTRACT...................... 26
               Right of Cancellation or "Free Look"........... 26
               1035 Exchanges or Replacements................. 26
               Purchase Payments.............................. 26
               Automatic Purchase Plan........................ 27
               Purchase Payment Allocation Options............ 27
               Focused Portfolio Strategies or Models......... 27
               CustomChoice Allocation Option................. 28
               Transfers...................................... 32
               Market Timing and Disruptive Trading........... 33
               Systematic Transfer Arrangements............... 34
                  Automatic Portfolio Rebalancing............. 34
                  Dollar Cost Averaging....................... 35
               Purchase Payments and Value of the Contract.... 35
                  Crediting Accumulation Units................ 35
                  Value of the Contract....................... 36
                  Accumulation Unit Value..................... 36
               Net Investment Factor for Each Valuation
                Period........................................ 36
               Redemptions, Withdrawals and Surrender......... 37
               Modification and Termination of the Contract... 37
               Assignment..................................... 38
               Deferment of Payment........................... 38
               Confirmation Statements and Reports............ 38
             CONTRACT CHARGES AND FEES........................ 39
               Deferred Sales Charge.......................... 39
               Nursing Home or Terminal Illness Waiver........ 40
               Unemployment Waiver............................ 41
               Mortality and Expense Risk Charge.............. 41
               Administrative Charge.......................... 42
               Annual Maintenance Fee......................... 42
               Optional Contract Rider Charges................ 42
               Premium Taxes.................................. 46
               Transfer Charges............................... 46
               Market Value Adjustment........................ 46
               Underlying Portfolio Charges................... 46
             ANNUITIZATION BENEFITS AND OPTIONS............... 47
               Annuity Payments............................... 47
               Electing the Retirement Date and Annuity
                Option........................................ 47
               Annuity Options................................ 48
               Calculation of Your First Annuity Payment...... 49
               Amount of Subsequent Variable Annuity
                Payments...................................... 50
               Value of the Annuity Unit...................... 50
               Transfers after you have Annuitized
                your Contract................................. 50
             DEATH BENEFITS................................... 51
               Before Annuity Payments Begin.................. 51
               Optional Death Benefits........................ 53
                  Highest Anniversary Value Death Benefit
                   Option..................................... 53
                  5% Death Benefit Increase Option............ 54
                  Premier Death Benefit Option................ 56
                  Estate Enhancement Benefit (EEB) Option..... 57
               Death Benefits After Annuity Payments Begin.... 59
               Abandoned Property Requirements................ 59

             OTHER CONTRACT OPTIONS (LIVING BENEFITS).........  59
               Guaranteed Minimum Income Benefit (GMIB)
                Option........................................  60
               Encore Lifetime Income-Single (Encore-Single)
                Option........................................  68
               Encore Lifetime Income-Joint (Encore-Joint)
                Option........................................  76
               Ovation Lifetime Income II -- Single (Ovation
                II -- Single).................................  84
               Ovation Lifetime Income II -- Joint (Ovation
                II -- Joint)..................................  92
               Ovation Lifetime Income -- Single (Ovation --
                Single)....................................... 100
               Ovation Lifetime Income -- Joint (Ovation --
                Joint)........................................ 109
               Guaranteed Income Provider Benefit (GIPB)
                Option........................................ 117
               Guaranteed Minimum Withdrawal Benefit
                (GMWB) Option................................. 120
               Guaranteed Lifetime Withdrawal Benefit
                (GLWB) Option................................. 125
               Guaranteed Lifetime Withdrawal
                Benefit II-Single (GLWB II-Single) Option..... 131
               Guaranteed Lifetime Withdrawal
                Benefit II-Joint (GLWB II-Joint) Option....... 137
             GENERAL INFORMATION.............................. 144
               The Company -- Minnesota Life Insurance
                Company....................................... 144
               The Separate Account -- Variable Annuity
                Account....................................... 145
               Changes to the Separate Account -- Additions,
                Deletions or Substitutions.................... 145
               Compensation Paid for the Sale of Contracts.... 146
               Payments Made by Underlying Mutual
                Funds......................................... 148
               The General Account and the Guaranteed Term
                Account....................................... 149
             VOTING RIGHTS.................................... 151
             FEDERAL TAX STATUS............................... 152
             PERFORMANCE DATA................................. 159
             STATEMENT OF ADDITIONAL INFORMATION.............. 160
             APPENDIX A -- Condensed Financial
              Information and Financial Statements............ A-1
             APPENDIX B -- Illustration of Annuity Values..... B-1
               Illustration of Variable Annuity Income........ B-1
               Illustration of Market Value Adjustment........ B-2
             APPENDIX C -- Types of Qualified Plans........... C-1
             APPENDIX D -- Examples of the Guaranteed
              Minimum Withdrawal Benefit Option............... D-1
             APPENDIX E -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit Option.............. E-1
             APPENDIX F -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit II -- Single and
              Joint Options................................... F-1
             APPENDIX G -- Examples of the Guaranteed
              Minimum Income Benefit Option................... G-1
             APPENDIX H -- Examples of the Encore Lifetime
              Income Single and Joint Options................. H-1
             APPENDIX I -- Examples of the Ovation Lifetime
              Income Single and Joint Options................. I-1
             APPENDIX J -- Examples of the Ovation Lifetime
              Income II Single and Joint Options.............. J-1

--------------------------------------------------------------------------------
THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.
--------------------------------------------------------------------------------

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

ASSUMED INVESTMENT RETURN: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

ANNUITY COMMENCEMENT DATE: the date on which annuity payments are elected to begin. This may be the maturity date or a date you select prior to the maturity date.

CODE:  the Internal Revenue Code of 1986, as amended.

COMMUTED VALUE:   the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

CONTRACT ANNIVERSARY: the same day and month as the contract date for each succeeding year of this contract.

CONTRACT DATE: the effective date of this contract. It is also the date from which we determine contract anniversaries and contract years.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

CONTRACT VALUE: the sum of your values in the variable annuity account, the general account, and/or the guaranteed period(s) of the guaranteed term account.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

GENERAL ACCOUNT: all of our assets other than those held in our other separate accounts.

GUARANTEE PERIOD: a period of one or more years, for which the current interest rate is guaranteed. Allocation to a particular guarantee period is an allocation to the guaranteed term account.

GUARANTEED TERM ACCOUNT: a non-unitized separate account providing guarantee periods of different lengths. Purchase payments or transfers may be allocated to one or more of the available guarantee periods within the guaranteed term account. Amounts allocated are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

MARKET VALUE ADJUSTMENT ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

MATURITY DATE: the date this contract matures. The maturity date will be the first of the month following the later of: (a) the Annuitant's 85/th/ birthday; or (b) ten years after the contract date, unless otherwise agreed to by us.

NET INVESTMENT FACTOR: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PORTFOLIO(S), FUND(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub- account of the variable annuity account invests in a different portfolio. Currently these include the portfolios shown on the cover page of this Prospectus.

PURCHASE PAYMENTS: amounts paid to us under your contract in consideration of the benefits provided.

SEPARATE ACCOUNT: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

SUB-ACCOUNT: a division of the variable annuity account. Each sub-account invests in a different portfolio.

VALUATION DATE OR VALUATION DAYS:  each date on which a portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the contract owner.

HOW TO CONTACT US

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transactions tools to allow transfers
                                               .  Contribution and transaction history

ANNUITY SERVICE LINE

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available
                                                  Monday through Friday from 7:30 a.m. to 4:30 p.m.
                                                  Central Time during normal business days.

BY MAIL

                                    [GRAPHIC]  .  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628

                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098


    .  To receive a current copy of the MultiOption(R) Advisor Variable
       Annuity Statement of Additional Information (SAI) without charge, call
       1-800- 362-3141, or complete and detach the following and send it to:
        Minnesota Life Insurance Company
        Annuity Services
        P.O. Box 64628
        St. Paul, MN 55164-0628

                          Name ____________

                          Address _________

                          City  State  Zip

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis. Guarantees provided by the insurance company as to the benefits promised in the annuity contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify.

This Prospectus describes three different contracts, which are referred to as "classes". There are generally 3 classes available: B Class, C Class and L Class. The primary differences are the deferred sales charge and expenses you pay. Unless otherwise stated the product features are the same for each class. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free Look". Charges that apply to your contract may be found in the section titled "Contract Charges and Fees". State variations of certain features may exist and a particular contract class may not be available in every state. In addition, we may offer other variable annuity contracts which could be more or less expensive, or have different benefits from these contracts. See your registered representative for more information and to help determine if this product is right for you.

PURCHASE PAYMENTS:*

    Initial Minimum                 B Class $10,000
                                            $2,000 for IRAs and qualified plans
                                    C Class $25,000 for all contract and plan types
                                    L Class $25,000 for all contract and plan types

    Subsequent payment minimum              $500
    (B, C and L Class)                      ($100 for automatic payment plans)

   * Please note: If you intend to use this contract as part of a qualified retirement plan or IRA, the qualified plan or IRA may have contribution minimums which are different that those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the retirement plan or IRA is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations, and to be sure this contract is appropriate to your situation.

INVESTMENT OPTIONS:

      FixedAccount             Minnesota Life General Account

      GuaranteedTerm Account   3 year guarantee period*

                               5 year guarantee period*

                               7 year guarantee period*

                               10 year guarantee period*

      VariableAnnuity Account
                               See the list of portfolios on the cover page

   * Subject to market value adjustment on early withdrawal -- see "General Information Section" for additional details. The 3 year period is not currently available.

WITHDRAWALS:

                        Minimum withdrawal amount      $250

   (Withdrawals and surrenders may be subject to deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

  .  Nursing Home Waiver

  .  Terminal Illness Waiver

  .  Unemployment Waiver

C Class has no DSC and so these waivers do not apply to C Class. State variations may apply to these waivers. See your representative and the section titled "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; the 5% DEATH BENEFIT INCREASE (5%
DBI) OPTION or the PREMIER DEATH BENEFIT (PDB) OPTION.

In addition, you may also elect the ESTATE ENHANCEMENT BENEFIT (EEB) OPTION. This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract. Please see "Death Benefits -- Estate Enhancement Benefit (EEB) Option" for complete details.

In order to elect one or more of these optional death benefits you must be less than 76 years old and you may only elect to purchase an optional death benefit when the contract is issued. Once you elect an option it may not be cancelled or terminated. Each of the optional choices has a specific charge associated with it.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or the general account and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER OPTIONAL RIDERS

We have suspended the availability of the following optional riders:


  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)

  .  Encore Lifetime Income-Single (effective October 4, 2013)

  .  Encore Lifetime Income-Joint (effective October 4, 2013)

  .  Ovation Lifetime Income II-Single (effective October 4, 2013)

  .  Ovation Lifetime Income II-Joint (effective October 4, 2013)


  .  Ovation Lifetime Income-Single (effective May 15, 2012)

  .  Ovation Lifetime Income-Joint (effective May 15, 2012)

  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)

  .  Guaranteed Lifetime Withdrawal Benefit II-Single Option (effective May 15,
     2009)

  .  Guaranteed Lifetime Withdrawal Benefit II-Joint Option (effective May 15,
     2009)

  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Certain other contract options may be available to you for an additional charge. These are sometimes referred to as "living benefits". Only one living benefit may be elected on a contract. When you elect a living benefit rider (except for the Guaranteed Income Provider Benefit) your investment choices will be limited and you must allocate your entire contract value to an asset allocation plan or model approved by us. Purchase payment amounts after your initial purchase payment may also be limited. Each contract option may or may not be beneficial to you depending on your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s) it may adversely effect the benefit of the contract option. These descriptions are brief overviews of the optional riders. Please refer to the section entitled "Other Contract Options" later in the prospectus for a complete description of each rider, its benefits and, its limitations and restrictions. Each rider also has a charge that applies to it. The charges are discussed in the section titled "Optional Contract Rider Charges".

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)


EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed annuity benefit, when elected on certain benefit dates, to protect against negative investment performance you may experience during your contract's accumulation period. If you do not annuitize your contract, you will not utilize the guaranteed fixed annuity benefit this option provides. If you do not intend to annuitize, this option may not be appropriate for you. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base is greater than the contract value. Once you elect this option it cannot be canceled. This rider does not guarantee an investment return in your contract or a minimum contract value. WITHDRAWALS FROM YOUR CONTRACT WILL REDUCE THE BENEFIT YOU RECEIVE IF YOU ANNUITIZE UNDER THIS RIDER AND THERE ARE LIMITATIONS ON HOW YOUR CONTRACT VALUE MAY BE ALLOCATED IF YOU PURCHASE THIS RIDER. IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE, ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT. IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THIS RIDER MAY NOT BE APPROPRIATE. SEE THE SECTION OF THIS PROSPECTUS ENTITLED 'OTHER CONTRACT OPTIONS (LIVING BENEFITS)' FOR A COMPLETE DESCRIPTION OF THE GMIB RIDER.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE)


EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.


Encore-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Single rider.

This rider differs, in part, from the GLWB rider in that the Encore-Single benefit base, on which the GAI is based, has the potential to increase annually; while the GLWB provides the potential for the GAI to increase every 3 years.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT)


EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.


Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest "Designated Life" and continuing over the lifetime of two

"Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Joint rider.

This rider differs, in part, from the GLWB rider in that GLWB does not offer a "joint" version of the rider and the Encore-Joint benefit base, on which the GAI is based, has the potential to increase annually as opposed to the GAI under GLWB which has the potential to increase every 3 years.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE)


EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.


Ovation II -- Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II -- Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation II -- Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation II -- Single rider does not provide any benefit at death.

This rider differs, in part, from the GMIB rider in that the Ovation II -- Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II -- Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II -- Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT)


EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.


Ovation II- Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II -- Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.0% to 6.0% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II -- Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation II -- Joint rider has a lower current charge and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation II -- Joint rider does not provide any benefit at death and has a higher maximum charge than the Encore-Joint rider.

This rider differs, in part, from the GMIB rider in that the Ovation II -- Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II -- Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II -- Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME -- SINGLE (OVATION -- SINGLE)

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation-Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation-Single rider does not provide any benefit at death.

This rider also differs, in part, from the GMIB rider in that the Ovation-Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME -- JOINT (OVATION -- JOINT)

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation-Joint rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation-Joint rider does not provide any benefit at death.

This rider also differs, in part, from the GMIB rider in that the Ovation-Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life, regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the (GWB) is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY

NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

This optional rider differs, in part, from either of the GLWB II riders (single or joint) below in that the GAI amount is based on the age of the oldest contract owner and has a range of 4.0% to 6.0%; while the GLWB II riders have a set GAI amount of 5.0%.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59th birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of both designated lives, or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

EFFECTIVE MAY 15, 2009, OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed

Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB)

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted upon annuitization.

CONTRACT OWNER TRANSACTION EXPENSES

  SALES LOAD IMPOSED ON PURCHASES

                  (as a percentage of purchase payments)    None

  DEFERRED SALES CHARGE

 . Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.

  (as a percentage of each purchase payment)

                CONTRACT YEARS SINCE PAYMENT B CLASS C CLASS L CLASS
                ---------------------------- ------- ------- -------
                            0-1                7%     None     7%
                            1-2                7%              7%
                            2-3                6%              6%
                            3-4                6%              6%
                            4-5                5%              0%
                            5-6                4%              0%
                            6-7                3%              0%
                      7 and thereafter         0%              0%
             SURRENDER FEES                   None    None    None

             TRANSFER FEE*
               Maximum Charge                 $10*    $10*    $10*
               Transfer Charge                None    None    None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                                         B CLASS C CLASS L CLASS
                                         ------- ------- -------
               ANNUAL MAINTENANCE FEE**    $30    None    None

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

BEFORE ANNUITY PAYMENTS COMMENCE

BASE CONTRACT SEPARATE ACCOUNT CHARGES

                                                          B CLASS C CLASS L CLASS
                                                          ------- ------- -------
Mortality and Expense Risk Fee                             1.05%   1.40%   1.35%
Administrative Fee                                         0.15%   0.15%   0.15%
Total Base Contract Separate Account Annual Expenses (No
  Optional Riders)                                         1.20%   1.55%   1.50%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           DEATH BENEFIT + DEATH BENEFIT + DEATH BENEFIT +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Highest Anniversary (HAV) Death Benefit
  Charge 0.15%                                  1.35%           1.70%           1.65%
5% Death Benefit (5%DBI) Increase
  Charge 0.25%                                  1.45%           1.80%           1.75%
Premier Death Benefit (PDB) Charge 0.35%        1.55%           1.90%           1.85%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           OPTION CHARGE + OPTION CHARGE + OPTION CHARGE +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Estate Enhancement Benefit (EEB)
  Charge 0.25%                                  1.45%           1.80%           1.75%
Guaranteed Income Provider Benefit (GIPB)
  Charge 0.50%                                  1.70%           2.05%           2.00%

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS


                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           OPTION CHARGE + OPTION CHARGE + OPTION CHARGE +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
BASE CONTRACT + PDB + EEB + GIPB..........      2.30%           2.65%           2.60%

  .  The GIPB option may not be elected after March 1, 2010.

(The GMIB, GMWB, GLWB, GLWB II, Encore, Ovation, and Ovation II options are not included with the above charges because the charges are calculated on a different basis than the above - described charges.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE (APPLIES TO B, C AND L CLASS WHERE APPLICABLE)

-------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit             Maximum possible charge 1.00%
(GMWB) Charge/1/                                  Current benefit charge  0.50%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit            Maximum possible charge 0.60%
(GLWB) Charge/2/                                  Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Single  Maximum possible charge 1.00%
(GLWB II-Single) Charge/3/                        Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Joint   Maximum possible charge 1.15%
(GLWB II-Joint) Charge/4/                         Current benefit charge  0.75%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                 Maximum possible charge 1.50%
GMIB Charge/5/                                    Current benefit charge  0.95%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Encore Lifetime Income-Single                     Maximum possible charge 1.75%
(Encore-Single) Charge/6/                         Current benefit charge  1.10%
-------------------------------------------------------------------------------
Encore Lifetime Income-Joint                      Maximum possible charge 2.00%
(Encore-Joint) Charge/7/                          Current benefit charge  1.30%
-------------------------------------------------------------------------------
Ovation Lifetime Income-Single                    Maximum possible charge 1.75%
(Ovation-Single) Charge/8/                        Current benefit charge  1.15%
-------------------------------------------------------------------------------
Ovation Lifetime Income-Joint                     Maximum possible charge 2.50%
(Ovation-Joint) Charge/9/                         Current benefit charge  1.65%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ovation Lifetime Income II - Single               Maximum possible charge 2.25%
(Ovation II - Single) Charge/10/                  Current benefit charge  1.20%
-------------------------------------------------------------------------------
Ovation Lifetime Income II - Joint                Maximum possible charge 2.50%
(Ovation II - Joint) Charge/11/                   Current benefit charge  1.20%
-------------------------------------------------------------------------------

/1/ The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GLWB, or either GLWB II.

/2/ The annual charge for this option is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one-quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, or either GLWB II.
/3/ The annual charge for this option is equal to 0.60% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Single is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one-quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Joint.

/4/ The annual charge for this option is equal to 0.75% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Joint is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one-quarter of the annual GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Single.

/5/ The current annual rider charge is equal to 0.95% of the GMIB benefit base.
 Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the annual rider charge will be multiplied by the benefit base amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/6/ The current annual rider charge is equal to 1.10% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/7/ The current annual rider charge is equal to 1.30% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/8/ The current annual rider charge is equal to 1.15% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Single charge (0.2875%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/9/ The current annual rider charge is equal to 1.65% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Joint charge (0.4125%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/10/ The current annual rider charge is equal to 1.20% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II--Single charge (0.30%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/11/ The current annual rider charge is equal to 1.20% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Joint charge (0.30%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolios fees and expenses is contained in the prospectus for each portfolio.


                                                                           MINIMUM MAXIMUM
                                                                           ------- -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES/1 /
  (expenses that are deducted from portfolio assets, including management
  fees, distribution and/or service (12b-1) fees, and other expenses)       0.48%   2.06%


/1/ The table showing the range of expenses for the portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds or ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion to the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

Please note:

  .  You may elect only one living benefit on the contract.

  . You may not elect the 5% Death Benefit Increase or the Premier Death Benefit with GMWB, GMIB, GLWB, or single or joint versions of GLWB II, Encore, Ovation, or Ovation II.

  . You may not elect the Estate Enhancement Benefit with GMIB, or single or joint versions of Encore, Ovation, or Ovation II.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive portfolio (Minimum Fund Expenses) and the most expensive portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period (and assuming the contract is available for purpose of this Example only):

  .  Base + HAV + Ovation II -- Joint (B Class contracts)

  .  Base + PDB + EEB (C and L Class contracts)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                          IF YOU ANNUITIZE AT THE END OF THE
                                  IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                                  END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                                  --------------------------------------- -------------------------------
B CLASS                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                           ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + HAV + Ovation II -- Joint  $1,292   $2,410    $3,577     $6,477     $592     $1,810  $3,077   $6,477
MINIMUM FUND EXPENSES
Base + HAV + Ovation II -- Joint  $1,137   $1,955    $2,843     $5,157     $437     $1,355  $2,343   $5,157

                                                                          IF YOU ANNUITIZE AT THE END OF THE
                                  IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                                  END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                                  --------------------------------------- -------------------------------
C CLASS                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                           ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + PDB + EEB                  $  423   $1,278    $2,147     $4,380     $423     $1,278  $2,147   $4,380
MINIMUM FUND EXPENSES
Base + PDB + EEB                  $  266   $  816    $1,393     $2,959     $266     $  816  $1,393   $2,959

                                                             IF YOU ANNUITIZE AT THE END OF THE
                       IF YOU SURRENDERED YOUR CONTRACT AT   AVAILABLE TIME PERIOD OR YOU DO
                       THE END OF THE APPLICABLE TIME PERIOD   NOT SURRENDER YOUR CONTRACT
                       ------------------------------------- -------------------------------
L CLASS                1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                ------   -------   -------  --------  ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + PDB + EEB       $1,118   $1,864    $2,124    $4,339    $418     $1,264  $2,124   $4,339
MINIMUM FUND EXPENSES
Base + PDB + EEB       $  961   $1,401    $1,368    $2,910    $261     $  801  $1,368   $2,910


NOTE: In the above example, the charge for Ovation II -- Joint is based on the maximum annual fee rate of 2.50% for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

AFTER ANNUITY PAYMENTS COMMENCE

The next section shows the fees and charges that apply to your contract after you have annuitized it.

SEPARATE ACCOUNT BASED CHARGES                      B CLASS        C CLASS        L CLASS

Mortality and Expense Risk Fee                       1.20%          1.20%          1.20%

Administrative Fee                                   0.15%          0.15%          0.15%

Total Base Contract Separate Account Annual

Expenses (No Optional Riders)                        1.35%          1.35%          1.35%

Optional Death Benefit Separate Account Charges  Not Applicable Not Applicable Not Applicable

Other Optional Separate Account Charges          Not Applicable Not Applicable Not Applicable

OTHER CHARGES                                       B CLASS        C CLASS        L CLASS

Other Optional Benefit Charges taken from
  Contract Value                                 Not Applicable Not Applicable Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements". The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser, and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the portfolio prospectuses. If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

                                                              INVESTMENT                           INVESTMENT
                    FUND NAME                                   ADVISER                             OBJECTIVE
                    ---------                                  ----------                           ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS)
Invesco V.I. American Value Fund -- Series II      Invesco Advisers, Inc.             To provide above-average total
 Shares                                                                               return over a market cycle of three
                                                                                      to five years by investing in common
                                                                                      stocks and other equity securities.
Invesco V.I. Comstock Fund -- Series II Shares     Invesco Advisers, Inc.             Seeks capital growth and income
                                                                                      through investments in equity
                                                                                      securities, including common stocks,
                                                                                      preferred stocks and securities
                                                                                      convertible into common and
                                                                                      preferred stocks.
Invesco V.I. Equity and Income Fund -- Series II   Invesco Advisers, Inc.             The fund's investment objectives are
 Shares                                                                               both capital appreciation and current
                                                                                      income.
Invesco V.I. Growth and Income Fund -- Series II   Invesco Advisers, Inc.             Seeks long-term growth of capital
 Shares                                                                               and income.
Invesco V.I. Small Cap Equity Fund -- Series II    Invesco Advisers, Inc.             The fund's investment objective is
 Shares                                                                               long-term growth of capital. The
                                                                                      investment objective of the fund may
                                                                                      be changed by the Board of Trustees
                                                                                      (the Board) without shareholder
                                                                                      approval.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND,
 INC.
Dynamic Asset Allocation Portfolio -- Class B      AllianceBernstein L.P.             The investment seeks to maximize
 Shares                                                                               total return consistent with the
                                                                                      Adviser's determination of
                                                                                      reasonable risk.
International Value Portfolio -- Class B Shares    AllianceBernstein L.P.             The Portfolio's investment objective
                                                                                      is long-term growth of capital.
ALPS VARIABLE INVESTMENT TRUST (IBBOTSON)
Ibbotson Aggressive Growth ETF Asset Allocation    ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Ibbotson Associates,  capital appreciation.
                                                   Inc.
Ibbotson Balanced ETF Asset Allocation             ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Ibbotson Associates,  capital appreciation and some
                                                   Inc.                               current income.
Ibbotson Conservative ETF Asset Allocation         ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Ibbotson Associates,  current income and preservation of
                                                   Inc.                               capital.
Ibbotson Growth ETF Asset Allocation Portfolio --  ALPS Advisors, Inc.,               Seeks to provide investors with
 Class II Shares                                   SUB-ADVISER: Ibbotson Associates,  capital appreciation.
                                                   Inc.
Ibbotson Income and Growth ETF Asset Allocation    ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio Class II Shares                         SUB-ADVISER: Ibbotson Associates,  current income and capital
                                                   Inc.                               appreciation.
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund -- Class II Shares         American Century Investment        The fund seeks capital growth by
                                                   Management, Inc.                   investing in common stocks. Income
                                                                                      is a secondary objective.

                                                                INVESTMENT
                    FUND NAME                                     ADVISER
                    ---------                                    ----------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP Inflation Protection Fund -- Class II Shares    American Century Investment
                                                   Management, Inc.

AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund/SM/ -- Class 2 Shares             Capital Research and Management
                                                   Company



Global Growth Fund/SM/ -- Class 2 Shares           Capital Research and Management
                                                   Company

Global Small Capitalization Fund/SM/ -- Class 2    Capital Research and Management
 Shares                                            Company

Growth Fund/SM/ -- Class 2 Shares                  Capital Research and Management
                                                   Company
Growth-Income Fund/SM/ -- Class 2 Shares           Capital Research and Management
                                                   Company

International Fund/SM/ -- Class 2 Shares           Capital Research and Management
                                                   Company

New World Fund(R) -- Class 2 Shares                Capital Research and Management
                                                   Company
U.S. Government/AAA-Rated Securities Fund/SM/ --   Capital Research and Management
 Class 2 Shares                                    Company


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio -- Service Class 2 Shares  Fidelity Management & Research
                                                   Company (FMR) is the fund's
                                                   manager.
                                                   FMR Co., Inc. and other affiliates of
                                                   FMR serve as sub-advisers for the
                                                   fund.

Mid Cap Portfolio -- Service Class 2 Shares        Fidelity Management & Research
                                                   Company
                                                   (FMR) is the fund's manager.
                                                   FMR Co., Inc.
                                                   and other affiliates of FMR serve as
                                                   sub-advisers for the fund.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
Franklin Small Cap Value VIP Fund -- Class 2       Franklin Advisory Services, LLC
 Shares





                                                                 INVESTMENT
                    FUND NAME                                     OBJECTIVE
                    ---------                                     ----------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP Inflation Protection Fund -- Class II Shares    The fund pursues long-term total
                                                   return using a strategy that seeks to
                                                   protect against U.S. inflation.
AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund/SM/ -- Class 2 Shares             The fund's investment objective is to
                                                   provide you, over the long term, with
                                                   a high level of total return consistent
                                                   with prudent investment
                                                   management.
Global Growth Fund/SM/ -- Class 2 Shares           The fund's investment objective is to
                                                   provide you with long-term growth
                                                   of capital.
Global Small Capitalization Fund/SM/ -- Class 2    The fund's investment objective is to
 Shares                                            provide you with long-term growth
                                                   of capital.
Growth Fund/SM/ -- Class 2 Shares                  The fund's investment objective is to
                                                   provide you with growth of capital.
Growth-Income Fund/SM/ -- Class 2 Shares           The fund's investment objectives are
                                                   to achieve long-term growth of
                                                   capital and income.
International Fund/SM/ -- Class 2 Shares           The fund's investment objective is to
                                                   provide you with long-term growth
                                                   of capital.
New World Fund(R) -- Class 2 Shares                The fund's investment objective is
                                                   long-term capital appreciation.
U.S. Government/AAA-Rated Securities Fund/SM/ --   The fund's investment objective is to
 Class 2 Shares                                    provide a high level of current
                                                   income consistent with preservation
                                                   of capital.
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio -- Service Class 2 Shares  Seeks reasonable income. The fund will also consider the potential for
                                                   capital appreciation. The fund's goal
                                                   is to achieve a yield which exceeds
                                                   the composite yield on the securities
                                                   comprising the Standard & Poor's
                                                   500(SM) Index (S&P 500(R)).
Mid Cap Portfolio -- Service Class 2 Shares        Seeks long-term growth of capital.





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
Franklin Small Cap Value VIP Fund -- Class 2       Seeks long-term total return. Under
 Shares                                            normal market conditions, the fund
                                                   invests at least 80% of its net assets
                                                   in investments of small
                                                   capitalization companies.

                                                                INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                               OBJECTIVE
                    ---------                                   ----------                             ----------
Franklin Small-Mid Cap Growth VIP Fund -- Class 2  Franklin Advisers, Inc.               Seeks long-term capital growth.
 Shares                                                                                  Under normal market conditions,
                                                                                         the fund invests at least 80% of its
                                                                                         net assets in investments of small
                                                                                         capitalization and mid-capitalization
                                                                                         companies.
Franklin Mutual Shares VIP Fund -- Class 2 Shares  Franklin Mutual Advisers, LLC         Seeks capital appreciation, with
                                                                                         income as a secondary goal. Under
                                                                                         normal market conditions, the fund
                                                                                         invests primarily in U.S. and foreign
                                                                                         equity securities that the investment
                                                                                         manager believes are undervalued.
Templeton Developing Markets VIP Fund -- Class 2   Templeton Asset Management Ltd.       Seeks long-term capital appreciation.
 Shares                                                                                  Under normal market conditions,
                                                                                         the fund invests at least 80% of its
                                                                                         net assets in emerging markets
                                                                                         investments.
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Global Markets Navigator Fund --     Goldman Sachs Asset Management,       The investment seeks to achieve
 Service Shares                                    L.P.                                  investment results that approximate
                                                                                         the performance of the GS Global
                                                                                         Markets Navigator Index ("the
                                                                                         index").
Goldman Sachs High Quality Floating Rate           Goldman Sachs Asset Management,       Seeks to provide a high level of
 Fund -- Service Shares                            L.P.                                  current income, consistent with low
                                                                                         volatility of principal.
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
Ivy Funds VIP Asset Strategy                       Waddell & Reed Investment             To seek to provide total return.
                                                   Management Company
Ivy Funds VIP Balanced                             Waddell & Reed Investment             To seek to provide total return
                                                   Management Company                    through a combination of capital
                                                                                         appreciation and current income.
Ivy Funds VIP Core Equity                          Waddell & Reed Investment             To seek to provide capital growth
                                                   Management Company                    and appreciation.
Ivy Funds VIP Global Natural Resources             Waddell & Reed Investment             To seek to provide capital growth
                                                   Management Company                    and appreciation.
Ivy Funds VIP High Income                          Waddell & Reed Investment             To seek to provide total return
                                                   Management Company                    through a combination of high
                                                                                         current income and capital
                                                                                         appreciation.
Ivy Funds VIP International Core Equity            Waddell & Reed Investment             To seek to provide capital growth
                                                   Management Company                    and appreciation.
Ivy Funds VIP International Growth                 Waddell & Reed Investment             To seek to provide growth of capital.
                                                   Management Company
Ivy Funds VIP Micro Cap Growth                     Waddell & Reed Investment             To seek to provide growth of capital.
                                                   Management Company
                                                   SUB-ADVISER: Wall Street Associates,
                                                   LLC
Ivy Funds VIP Mid Cap Growth                       Waddell & Reed Investment             To seek to provide growth of capital.
                                                   Management Company
Ivy Funds VIP Science and Technology               Waddell & Reed Investment             To seek to provide growth of capital.
                                                   Management Company
Ivy Funds VIP Small Cap Value                      Waddell & Reed Investment             To seek to provide capital
                                                   Management Company                    appreciation.
Ivy Funds VIP Value                                Waddell & Reed Investment             To seek to provide capital
                                                   Management Company                    appreciation.

                                                               INVESTMENT                            INVESTMENT
                    FUND NAME                                   ADVISER                               OBJECTIVE
                    ---------                                  ----------                             ----------
Ivy Funds VIP Pathfinder Moderately Aggressive --  Waddell & Reed Investment           To seek to provide growth of capital,
 Managed Volatility                                Management Company                  but also to seek income consistent
                                                   SUB-ADVISER: Advantus Capital       with a moderately aggressive level of
                                                   Management, Inc.                    risk as compared to the other Ivy
                                                                                       Funds VIP Pathfinder Managed
                                                                                       Volatility Portfolios, while seeking to
                                                                                       manage volatility of investment
                                                                                       return.
Ivy Funds VIP Pathfinder Moderate -- Managed       Waddell & Reed Investment           To seek to provide total return
 Volatility                                        Management Company                  consistent with a moderate level of
                                                   SUB-ADVISER: Advantus Capital       risk as compared to the other Ivy
                                                   Management, Inc.                    Funds VIP Pathfinder Managed
                                                                                       Volatility Portfolios, while seeking to
                                                                                       manage volatility of investment
                                                                                       return.
Ivy Funds VIP Pathfinder Moderately Conservative   Waddell & Reed Investment           To seek to provide total return
 -- Managed Volatility                             Management Company                  consistent with a moderately
                                                   SUB-ADVISER: Advantus Capital       conservative level of risk as
                                                   Management, Inc.                    compared to the other Ivy Funds VIP
                                                                                       Pathfinder Managed Volatility
                                                                                       Portfolios, while seeking to manage
                                                                                       volatility of investment return.
JANUS ASPEN SERIES
Balanced Portfolio -- Service Shares               Janus Capital Management LLC        Seeks long-term capital growth,
                                                                                       consistent with preservation of
                                                                                       capital and balanced by current
                                                                                       income.
Forty Portfolio -- Service Shares                  Janus Capital Management LLC        Seeks long-term growth of capital.
Overseas Portfolio -- Service Shares               Janus Capital Management LLC        Seeks long-term growth of capital.
Perkins Mid Cap Value Portfolio -- Service Shares  Janus Capital Management LLC        Seeks capital appreciation.
                                                   SUB-ADVISER: Perkins Investment
                                                   Management LLC
MFS(R) VARIABLE INSURANCE TRUST
Mid Cap Growth Series -- Service Class Shares      Massachusetts Financial Services    The fund's investment objective is to
                                                   Company                             seek capital appreciation. The fund's
                                                                                       objective may be changed without
                                                                                       shareholder approval.
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Socially Responsive           Neuberger Berman Management Inc.    Seeks long-term growth of capital by
 Portfolio -- S Class Shares                       LLC                                 investing primarily in securities of
                                                   SUB-ADVISER: Neuberger Berman, LLC  companies that meet the Fund's financial criteria and social policy.
                                                                                       To pursue this goal, the Fund invests
                                                                                       mainly in common stocks of mid- to
                                                                                       large- capitalization companies. The
                                                                                       Fund seeks to reduce risk by
                                                                                       investing across many different
                                                                                       industries.
NORTHERN LIGHTS VARIABLE TRUST (TOPS)
TOPS(R) Managed Risk Balanced ETF Portfolio --     ValMark Advisers, Inc.              Seeks to provide income and capital
 Class 2 Shares                                    SUB-ADVISER: Milliman, Inc.         appreciation with less volatility than
                                                                                       the fixed income and equity markets
                                                                                       as a whole.
TOPS(R) Managed Risk Flex ETF Portfolio            ValMark Advisers, Inc.              Seeks to provide income and capital
                                                   Sub-Adviser: Milliman, Inc.         appreciation with less volatility than
                                                                                       the fixed income and equity markets
                                                                                       as a whole.

                                                              INVESTMENT                           INVESTMENT
                    FUND NAME                                   ADVISER                             OBJECTIVE
                    ---------                                  ----------                           ----------
TOPS(R) Managed Risk Growth ETF Portfolio --       ValMark Advisers, Inc.             Seeks capital appreciation with less
 Class 2 Shares                                    SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as
                                                                                      a whole.
TOPS(R) Managed Risk Moderate Growth ETF           ValMark Advisers, Inc.             Seeks capital appreciation with less
 Portfolio -- Class 2 Shares                       SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as
                                                                                      a whole.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Main Street Small Cap Fund(R)/VA -- Service Shares OppenheimerFunds, Inc.             Seeks capital appreciation.
Oppenheimer International Growth Fund/VA           OppenheimerFunds, Inc.             Seeks long-term growth of capital by
 --Service Shares                                                                     investing under normal
                                                                                      circumstances, at least 90% of its
                                                                                      total assets in equity securities of
                                                                                      companies wherever located, the
                                                                                      primary stock market of which is
                                                                                      outside the United States.
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT Global Diversified Allocation Portfolio  Pacific Investment Management      Seeks to maximize risk-adjusted total
 -- Advisor Class Shares                           Company LLC ("PIMCO")              return relative to a blend of 60%
                                                                                      MSCI World Index/40% Barclays
                                                                                      U.S. Aggregate Index.
PIMCO VIT Low Duration Portfolio --Advisor Class   Pacific Investment Management      Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")              consistent with preservation of
                                                                                      capital and prudent investment
                                                                                      management.
PIMCO VIT Total Return Portfolio --Advisor Class   Pacific Investment Management      Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")              consistent with preservation of
                                                                                      capital and prudent investment
                                                                                      management.
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class IB Shares    Putnam Investment Management,      Seeks capital growth and current
                                                   LLC                                income.
Putnam VT Growth and Income Fund -- Class IB       Putnam Investment Management,      Seeks capital growth and current
 Shares                                            LLC                                income.
Putnam VT International Equity Fund -- Class IB    Putnam Investment Management,      Seeks capital appreciation.
 Shares                                            LLC
Putnam VT Multi-Cap Growth Fund --Class IB Shares  Putnam Investment Management,      Seeks long-term capital appreciation.
                                                   LLC
Putnam VT Voyager Fund -- Class IB Shares          Putnam Investment Management,      Seeks capital appreciation.
                                                   LLC
SECURIAN FUNDS TRUST
SFT Advantus Bond Fund -- Class 2 Shares           Advantus Capital Management, Inc.  Seeks as high a level of a long-term total rate of return as is consistent
                                                                                      with prudent investment risk. The
                                                                                      Portfolio also seeks preservation of
                                                                                      capital as a secondary objective.
SFT Advantus Index 400 Mid-Cap Fund -- Class 2     Advantus Capital Management, Inc.  Seeks investment results generally
 Shares                                                                               corresponding to the aggregate price
                                                                                      and dividend performance of the
                                                                                      publicly traded common stocks that
                                                                                      comprise the Standard & Poor's 400
                                                                                      MidCap Index (the S&P 400).

                                                                INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                               OBJECTIVE
                    ---------                                   ----------                             ----------
SFT Advantus Index 500 Fund -- Class 2 Shares      Advantus Capital Management, Inc.     Seeks investment results that
                                                                                         correspond generally to the price and
                                                                                         yield performance of the common
                                                                                         stocks included in the Standard &
                                                                                         Poor's 500 Composite Stock Price
                                                                                         Index (the S&P 500).
SFT Advantus International Bond Fund -- Class 2    Advantus Capital Management, Inc.     Seeks to maximize current income,
 Shares                                            SUB-ADVISER: Franklin Advisers, Inc.  consistent with the protection of principal.
SFT Advantus Managed Volatility Fund               Advantus Capital Management, Inc.     Seeks to maximize risk-adjusted total
                                                                                         return relative to its blended
                                                                                         benchmark index, comprised of 60%
                                                                                         S&P 500 Index and 40% Barclays
                                                                                         U.S. Corporate Index (the
                                                                                         Benchmark Index).
SFT Advantus Money Market Fund*                    Advantus Capital Management, Inc.     Seeks maximum current income to
                                                                                         the extent consistent with liquidity
                                                                                         and the preservation of capital.
SFT Advantus Mortgage Securities Fund -- Class 2   Advantus Capital Management, Inc.     Seeks a high level of current income
 Shares                                                                                  consistent with prudent investment
                                                                                         risk.
SFT Advantus Real Estate Securities Fund -- Class  Advantus Capital Management, Inc.     Seeks above average income and
 2 Shares                                                                                long-term growth of capital.
SFT Ivy(R) Growth Fund                             Advantus Capital Management, Inc.     Seeks to provide growth of capital.
                                                   SUB-ADVISER: Waddell & Reed
                                                   Investment Management Company
SFT Ivy(R) Small Cap Growth Fund                   Advantus Capital Management, Inc.     Seeks to provide growth of capital.
                                                   SUB-ADVISER: Waddell & Reed
                                                   Investment Management Company
SFT Pyramis(R) Core Equity Fund -- Class 2 Shares  Advantus Capital Management, Inc.     Seeks long-term capital appreciation
                                                   SUB-ADVISER: Pyramis Global
                                                   Advisors, LLC
SFT T. Rowe Price Value Fund                       Advantus Capital Management, Inc.     Seeks to provide long-term capital
                                                   SUB-ADVISER: T. Rowe Price            appreciation by investing in common
                                                   Associates, Inc.                      stocks believed to be undervalued.
                                                                                         Income is a secondary objective.
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Emerging Markets Equity         Morgan Stanley Investment             Seeks long-term capital appreciation
 Portfolio -- Class II Shares                      Management Inc.                       by investing primarily in growth-
                                                                                         oriented equity securities of issuers
                                                                                         in emerging market countries.


* Although the SFT Advantus Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the SFT Advantus Money Market Fund. An investment in the SFT Advantus Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Advantus Money Market Fund may become extremely low and possibly negative.

DESCRIPTION OF THE CONTRACT

Your contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your representative about availability and details. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services P.O. Box 64628 St. Paul, MN 55164-0628. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see "Federal Tax Status --
Section 1035 Exchanges."

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to the following and must be in U.S. dollars:

            B Class $10,000
                    $2,000 for IRAs and Qualified Retirement Plans
            C Class $25,000 for all contract and plan types
            L Class $25,000 for all contract and plan types

We may reduce the initial purchase payment requirement if you purchase this contract through a 1035 exchange or qualified plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial purchase payment for this contract; but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial purchase payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."


Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $5,000,000, for the benefit of the same owner or annuitant except with our consent. In addition, total aggregate purchase payments allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 for the same owner or annuitant without our prior consent. For purposes of these limitations, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any deferred sales charges.


AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to our general account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options. However, you may not allocate more than $250,000, or allocate in such a way as to cause the aggregate amount held in the general account and guarantee periods of the guaranteed term account to exceed $250,000 for the same owner or annuitant, without our prior consent for B, C or L Class.

FOCUSED PORTFOLIO STRATEGIES OR MODELS

Minnesota Life makes available to contract owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("model portfolios") that range from conservative to aggressive in investment style. These model portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

Pursuant to an agreement with Minnesota Life, Ibbotson Associates, Inc. ("Ibbotson"), a diversified financial services firm and registered investment adviser, determines the composition of the model portfolios. There is no investment advisory relationship between Ibbotson and contract owners and you should not rely on the model portfolios as providing individualized investment recommendations to you. In the future, Minnesota Life may modify or discontinue its arrangement with Ibbotson, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, or may provide its own asset allocation models.

The following is a brief description of the five model portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the model portfolios. Please talk to him or her if you have additional questions about these model portfolios.

AGGRESSIVE GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in international equity, large cap value and large cap growth.

GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in large cap value, international equity, large cap growth and fixed income.

CONSERVATIVE GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.

INCOME portfolio is composed of underlying sub-accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity, and large cap growth.

CONSERVATIVE INCOME portfolio is composed of underlying sub-accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value and large cap growth.

The target asset allocations of these model portfolios may vary from time to time in response to market conditions and changes in the holdings of the funds in the underlying portfolios. However, this is considered a "static" allocation model. When you elect one of the model portfolios we do not automatically change your allocations among the sub-accounts if the model portfolio's allocation is changed. You must instruct us to change the allocation.

Only certain model portfolios may be used with the living benefits riders. Please see the section that describes the optional benefit you are considering for additional discussion of how the models are required to be used for these benefits.

CUSTOMCHOICE ALLOCATION OPTION

In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is only available if you purchase one of the optional living benefit riders other than GIPB. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option you must allocate 100% of your contract value within the limitations set forth below.

You may transfer your contract value among the fund options within a group or among funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between funds within the CustomChoice Allocation Option will be validated against the limitations based on contract values as of the valuation date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. THE GENERAL ACCOUNT AND GUARANTEED TERM ACCOUNT OPTIONS ARE NOT AVAILABLE IF YOU PARTICIPATE IN THE CUSTOMCHOICE ALLOCATION OPTION.

In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

To participate in the CustomChoice Allocation Option you must allocate 100% of your contract value to Groups A, B, C, D, and E, according to the following limitations:

Group A -- a MINIMUM of 30% and MAXIMUM of 60% of your total allocation, but no more than 30% of your total allocation may be allocated to any single fund in Group A

Group B -- a MINIMUM of 40% and MAXIMUM of 70% of your total allocation

Group C -- a MAXIMUM of 30% of your total allocation

Group D -- a MAXIMUM of 10% of your total allocation

Group E -- a MAXIMUM of 5% of your total allocation

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your contract value to Group A and a minimum of 40% of your contract value to Group B. You are not required to allocate anything to Groups C, D, or E.

 GROUP A (30% -- 60% -- no more than 30% in any single fund)


             -----------------------------------------------------
             AMERICAN CENTURY VARIABLE  PIMCO VARIABLE INSURANCE
             PORTFOLIOS II, INC.        TRUST
               .  VP Inflation            .  PIMCO VIT Low
                  Protection Fund --         Duration Portfolio
                  Class II Shares            -- Advisor Class
                                             Shares
             AMERICAN FUNDS INSURANCE     .  PIMCO VIT Total
             SERIES(R)                       Return Portfolio --
               .  U.S.                       Advisor Class Shares
                  Government/AAA-Rated
                  Securities Fund/SM/   SECURIAN FUNDS TRUST
                  -- Class 2 Shares       .  SFT Advantus Bond
                                             Fund -- Class 2
             GOLDMAN SACHS VARIABLE          Shares
             INSURANCE TRUST              .  SFT Advantus Money
               .  Goldman Sachs High         Market Fund
                  Quality Floating        .  SFT Advantus
                  Rate Fund -- Service       Mortgage Securities
                  Shares                     Fund -- Class 2
                                             Shares
             -----------------------------------------------------

 GROUP B (40% -- 70%)


             -----------------------------------------------------
             ALLIANCEBERNSTEIN            .  TOPS(R) Managed Risk
             VARIABLE PRODUCTS SERIES        Flex ETF Portfolio
             FUND, INC.                   .  TOPS(R) Managed Risk
               .  Dynamic Asset              Growth ETF Portfolio
                  Allocation Portfolio       -- Class 2 Shares
                  -- Class B Shares       .  TOPS(R) Managed Risk
                                             Moderate Growth ETF
             GOLDMAN SACHS VARIABLE          Portfolio -- Class 2
             INSURANCE TRUST                 Shares
               .  Goldman Sachs Global
                  Markets Navigator     PIMCO VARIABLE INSURANCE
                  Fund -- Service       TRUST
                  Shares                  .  PIMCO VIT Global
                                             Diversified
             IVY FUNDS VARIABLE              Allocation Portfolio
             INSURANCE PORTFOLIOS            -- Advisor Class
               .  Ivy Funds VIP              Shares
                  Pathfinder
                  Moderately            SECURIAN FUNDS TRUST
                  Aggressive --           .  SFT Advantus Managed
                  Managed Volatility         Volatility Fund
               .  Ivy Funds VIP
                  Pathfinder Moderate
                  -- Managed Volatility
               .  Ivy Funds VIP
                  Pathfinder
                  Moderately
                  Conservative --
                  Managed Volatility

             NORTHERN LIGHTS VARIABLE
             TRUST
               .  TOPS(R) Managed Risk
                  Balanced ETF
                  Portfolio -- Class 2
                  Shares
             -----------------------------------------------------


 GROUP C (up to 30%)


             -----------------------------------------------------
             AIM VARIABLE INSURANCE     IVY FUNDS VARIABLE
             FUNDS (INVESCO VARIABLE    INSURANCE PORTFOLIOS
             INSURANCE FUNDS)             .  Ivy Funds VIP Asset
               .  Invesco V.I.               Strategy
                  Comstock Fund --        .  Ivy Funds VIP
                  Series II Shares           Balanced
               .  Invesco V.I. Equity     .  Ivy Funds VIP Core
                  and Income Fund --         Equity
                  Series II Shares        .  Ivy Funds VIP Value

             ALPS VARIABLE INVESTMENT   JANUS ASPEN SERIES
             TRUST (IBBOTSON)             .  Balanced Portfolio
               .  Ibbotson Aggressive        -- Service Shares
                  Growth ETF Asset        .  Perkins Mid Cap
                  Allocation Portfolio       Value Portfolio --
                  -- Class II Shares         Service Shares
               .  Ibbotson Balanced
                  ETF Asset Allocation  NEUBERGER BERMAN ADVISERS
                  Portfolio -- Class    MANAGEMENT TRUST
                  II Shares               .  Neuberger Berman AMT
               .  Ibbotson                   Socially Responsive
                  Conservative ETF           Portfolio -- S Class
                  Asset Allocation
                  Portfolio -- Class    PUTNAM VARIABLE TRUST
                  II Shares               .  Putnam VT Growth and
               .  Ibbotson Growth ETF        Income Fund -- Class
                  Asset Allocation           IB Shares
                  Portfolio -- Class
                  II Shares             SECURIAN FUNDS TRUST
               .  Ibbotson Income and     .  SFT Advantus Index
                  Growth ETF Asset           500 Fund -- Class 2
                  Allocation Portfolio       Shares
                  -- Class II Shares      .  SFT Ivy(R) Growth
             AMERICAN FUNDS INSURANCE        Fund
             SERIES(R)                    .  SFT Pyramis(R) Core
               .  Growth Fund/SM/ --         Equity Fund --
                  Class 2 Shares             Class 2 Shares
               .  Growth-Income           .  SFT T. Rowe Price
                  Fund/SM/ -- Class 2        Value Fund
                  Shares

             FIDELITY(R) VARIABLE
             INSURANCE PRODUCTS FUNDS
               .  Fidelity VIP
                  Equity-Income
                  Portfolio -- Service
                  Class 2 Shares
             -----------------------------------------------------

 GROUP D (up to 10%)


             -----------------------------------------------------
             AIM VARIABLE INSURANCE       .  Ivy Funds VIP
             FUNDS (INVESCO VARIABLE         International Growth
             INSURANCE FUNDS)             .  Ivy Funds VIP Mid
               .  Invesco V.I.               Cap Growth
                  American Value Fund     .  Ivy Funds VIP Small
                  -- Series II Shares        Cap Value
               .  Invesco V.I. Small
                  Cap Equity Fund --     JANUS ASPEN SERIES
                  Series II Shares        .  Forty Portfolio --
                                             Service Shares
              AMERICAN FUNDS INSURANCE
              SERIES(R)                 OPPENHEIMER VARIABLE
               .  Global Bond Fund/SM/  ACCOUNT FUNDS
                  -- Class 2 Shares       .  Oppenheimer
               .  Global Growth              International Growth
                  Fund/SM/ -- Class 2        Fund/VA -- Service
                  Shares                     Shares
               .  International
                  Fund/SM/ -- Class 2   PUTNAM VARIABLE TRUST
                  Shares                  .  Putnam VT Voyager
                                             Fund -- Class IB
              FIDELITY(R) VARIABLE           Shares
              INSURANCE PRODUCTS FUNDS
               .  Mid Cap Portfolio --  SECURIAN FUNDS TRUST
                  Service Class 2         .  SFT Advantus Index
                  Shares                     400 Mid Cap Fund --
                                             Class 2 Shares
              IVY FUNDS VARIABLE          .  SFT Advantus
              INSURANCE PORTFOLIOS           International Bond
               .  Ivy Funds VIP              Fund -- Class 2
                  International Core         Shares
                  Equity                  .  SFT Ivy(R) Small Cap
                                             Growth Fund
             -----------------------------------------------------


 GROUP E (up to 5%)


             ------------------------------------------------------
             AMERICAN FUNDS INSURANCE     .  Ivy Funds VIP High
             SERIES(R)                       Income
               .  Global Small            .  Ivy Funds VIP Micro
                  Capitalization             Cap Growth
                  Fund/SM/ -- Class 2     .  Ivy Funds VIP
                  Shares                     Science and
               .  New World Fund(R) --       Technology
                  Class 2 Shares
                                         JANUS ASPEN SERIES
              FRANKLIN TEMPLETON          .  Overseas Portfolio
              VARIABLE INSURANCE             -- Service Shares
              PRODUCTS TRUST
               .  Franklin Small Cap     SECURIAN FUNDS TRUST
                  Value VIP Fund --       .  SFT Advantus Real
                  Class 2 Shares             Estate Securities
               .  Templeton Developing       Fund -- Class 2
                  Markets VIP Fund --        Shares
                  Class 2 Shares
                                         THE UNIVERSAL
              IVY FUNDS VARIABLE         INSTITUTIONAL FUNDS, INC.
              INSURANCE PORTFOLIOS        .  Morgan Stanley UIF
               .  Ivy Funds VIP Global       Emerging Markets
                  Natural Resources          Equity Portfolio --
                                             Class II Shares
             ------------------------------------------------------


REBALANCING

If you elect to use the CustomChoice Allocation Option, your contract value will automatically be rebalanced each quarter. When we rebalance your contract value we will transfer amounts between sub-accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the contract date. If the contract date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

POSSIBLE CHANGES

We reserve the right to add, remove, or change the groups, the funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a purchase payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the purchase payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If a contract owner makes an allocation change request to a group or fund that is no longer available, the contract owner will be obligated to provide a new allocation instruction to a group or fund available at the time of the request. Until your next purchase payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

TERMINATION

To terminate participation in the CustomChoice Allocation Option you must allocate your entire contract value to another allocation plan approved for use with the rider you have elected.

TRANSFERS

Values may be transferred between the general account, guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request, internet (through our Online Service Center), or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

There is generally no dollar amount limitation on transfers. Total aggregate transfers allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 without our prior consent. Currently we are waiving this limitation up to an aggregate amount of $500,000. In addition, transfers from the general account will be limited to a single transfer during any contract year in an amount not to exceed 20% of the general account value at the time of the transfer request. However, in the case of general account values of $1,000 or less, we will allow a one-time transfer of the entire general account value to the portfolios of the variable annuity account or to a guarantee period of the guaranteed term account. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please refer to the section "General Information -- The General Account and Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, contract owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SPECULATIVE INVESTING

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this contract, or any of its riders, for speculation arbitrage, viatication or any other type of collective investment scheme.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and dollar cost averaging. You may elect either of these methods to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect both of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If after annuitization the date must range from the 2nd to the 25th day of the month. If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

    AUTOMATIC PORTFOLIO REBALANCING

Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account.

If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.

The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

    DOLLAR COST AVERAGING

Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. Although DCA is available for values in the guaranteed term account remember that amounts transferred prior to the end of a guarantee period may be subject to a market value adjustment. DCA is not available after you annuitize.

You may use DCA to transfer your entire general account value out of the general account over a set period of time. The minimum period of time is 12 months if it is set up on a monthly basis. If set up on a less frequent basis, the minimum period of time is the time period needed to complete 12 transfers, (e.g., quarterly would be over a period of 3 years).

You may also transfer a specified amount from the general account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

    CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central
Time), on each day, Monday through Friday, except:

  . days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

  . days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

  . customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to our general account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

    VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the general account and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

    ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

  . the value of that accumulation unit on the immediately preceding valuation date by,

  . the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.05% for B Class, 1.35% for L Class and 1.40% for C Class per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional benefit with a daily separate account charge, the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

  . the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

  . the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

  . on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

  . when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contact owners or persons authorized by them to provide identifying information to use, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, the general account and all guarantee periods of the guaranteed term account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- The General Account" and The "Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

  . no purchase payments are made for a period of two or more full contract years, and

  . the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

  .  the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

  . neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant. You should discuss the tax consequences with your tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

  . any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

  . any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

  . other periods the SEC by order permits for the protection of the contract owners.

See the section titled "General Account and Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. Quarterly statements will be made available to you with certain contract information. However, we may not deliver a quarterly statement if you do not have any transactions during that quarter. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the general account or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 7% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from all sub-accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. This means that the withdrawal or surrender will be taken from the oldest purchase payment first. It applies only to withdrawal or surrender of purchase payments. The applicable DSC percentage is as shown in the table below:

             CONTRACT YEARS SINCE PAYMENT  B CLASS C CLASS L CLASS
             ----------------------------  ------- ------- -------
                        0-1                  7%     None     7%
                        1-2                  7%              7%
                        2-3                  6%              6%
                        3-4                  6%              6%
                        4-5                  5%              0%
                        5-6                  4%              0%
                        6-7                  3%              0%
                  7 and thereafter           0%              0%

The amount of the DSC is determined by:

  . calculating the number of years each purchase payment being withdrawn has been in the contract;

  . multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

  . adding the DSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a DSC in a B Class contract. If the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

The DSC will not apply to:

  . Amounts withdrawn in any contract year that are less than or equal to the annual "free amount". The free amount shall be equal to 15% of purchase payments not previously withdrawn and received by us during the current contract year plus the greater of: (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or (2) 15% of the sum of purchase payments not previously withdrawn and still subject to DSC as of the most recent contract anniversary.

  .  Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

  . Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

  .  Amounts applied to provide annuity payments under an annuity option.

  . Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

  . The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

  . A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

  . A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

  . A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Withdrawal (GAW) if you have purchased the Guaranteed Minimum Withdrawal Benefit option.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit II-Single, Guaranteed Lifetime Withdrawal Benefit II-Joint, Encore Lifetime Income-Single, Encore Lifetime Income-Joint, Ovation Lifetime Income-Single, Ovation Lifetime Income-Joint, Ovation Lifetime Income II -- Single, or Ovation Lifetime Income II -- Joint options.

NURSING HOME OR TERMINAL ILLNESS WAIVER

A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 90 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary inpatient care which is:

    .  prescribed by a licensed Physician in writing; and

    . based on physical limitations which prohibit daily living in a non-institutional setting.

A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a DSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

    .  is diagnosed by a licensed Physician; and

    .  is expected to result in death within 12 months.

For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

UNEMPLOYMENT WAIVER

Any time after the first contract anniversary, the DSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

  . provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

  . provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

  . apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

This waiver may be exercised only one time. It is not available in Texas or Massachusetts.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

                                  B Class   1.05%
                                  C Class   1.40%
                                  L Class   1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

For B Class contracts, we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION -- CHARGE

  . If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

5% DEATH BENEFIT INCREASE (5% DBI) OPTION -- CHARGE

  . If you purchase the 5% DBI optional death benefit, we will deduct an annual 5% DBI death benefit charge for expenses related to this optional benefit. The 5% DBI charge is equal to 0.25% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

PREMIER DEATH BENEFIT (PDB) OPTION -- CHARGE

  . If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit.
     The PDB charge is equal to 0.35% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION -- CHARGE

  . If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the variable contract value and this amount will be deducted from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION -- CHARGE

  . If you purchase the GMIB optional benefit, we will deduct an annual GMIB benefit charge for expenses related to this optional benefit. The current GMIB benefit charge is equal to 0.95% multiplied by the GMIB benefit base amount. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the GMIB benefit base is determined. The maximum possible charge for this rider is 1.50%. Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the GMIB benefit charge will be calculated and deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The charge does not apply after annuitization. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION -- CHARGE

  . If you purchase the Encore - Single optional benefit, we will deduct an Encore -- Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore -- Single charge is equal to 1.10% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION -- CHARGE

  . If you purchase the Encore - Joint optional benefit, we will deduct an Encore -- Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The annual Encore -- Joint charge is equal to 1.30% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.00% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE) OPTION - CHARGE

  . If you purchase the Ovation II -- Single optional benefit, we will deduct an Ovation II -- Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II -- Single charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.25% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Single charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT) OPTION - CHARGE

  . If you purchase the Ovation II -- Joint optional benefit, we will deduct an Ovation II -- Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II -- Joint charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Joint charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME-SINGLE (OVATION-SINGLE) OPTION -- CHARGE

  . If you purchase the Ovation-Single optional benefit, we will deduct an Ovation-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Single charge is equal to 1.15% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Single charge (0.2875%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME-JOINT (OVATION-JOINT) OPTION -- CHARGE

  . If you purchase the Ovation-Joint optional benefit, we will deduct an Ovation-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Joint charge is equal to 1.65% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Joint charge (0.4125%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION -- CHARGE

  . If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION -- CHARGE

  . If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION -- CHARGE

  . If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION --
CHARGE

  . If you purchase the GLWB II-Single Life optional benefit, we will deduct a GLWB II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Single charge is equal to 0.60% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for the rider is 1.00%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION -- CHARGE

  . If you purchase the GLWB II-Joint Life optional benefit, we will deduct a GLWB II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Joint charge is equal to 0.75% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The maximum possible charge for the rider is 1.15%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one quarter of the GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The General Account and the Guaranteed Term Account" for a complete description of this charge.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the portfolio companies that are described in the prospectuses of those portfolios.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death and living benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b)  the age and gender of the annuitant and any joint annuitant,

c)  the type of annuity payment option you select, and

d)  the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

When your contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. However, your beneficiaries may be entitled to any remaining annuity payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.

Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

You may elect to begin annuity payments immediately or at a future date you specify. If you do not elect to begin annuity payments, annuity payments will begin on the annuity commencement date. You may request a change in the annuity commencement date at any time before the maturity date. You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. The maturity date is the first of the month following the later of:

  .  the 85th birthday of the annuitant, or

  .  ten years after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for a further description of those risks. Some broker-dealers may not allow you to elect an annuity commencement date or extend a maturity date beyond age 95.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the general account, a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the general account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

If you have elected an optional GMWB, GLWB, or single or joint versions of GLWB II, Encore, Ovation, or Ovation II benefit and it is still in effect when you reach the maximum maturity date, we will offer you a fifth annuity option. For GMWB, this option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW until the GWB is reduced to zero at which point annuity payments will cease. For contracts issued under qualified plans, this option may not be available if the period of time needed to liquidate the GWB exceeds life expectancy. For GLWB, and single and joint versions of GLWB II, Encore, Ovation, and Ovation II, the annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the life of the joint owner or Designated Life, where applicable). These options will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

A 4.50% assumed investment return (AIR) is used for the initial variable annuity payment determination. This would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. (See section entitled 'Value of Annuity Unit').

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable portfolio(s). It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor (as defined in 'Special Terms') for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. This factor reverses the assumed investment return (AIR) which is used to calculate the initial variable payment and annuity units. It substitutes the performance of the underlying funds in place of the AIR to determine the increase or decrease in the value of the annuity units.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

  . We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 3 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled "Other Contract Options" for the specific optional benefit details.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the contract value on the date we receive due proof of death will be directed into the general account, guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro-rata for partial withdrawals (including any DSC or MVA that applied to the partial withdrawal); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section titled "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

SURVIVING SPOUSE OPTION

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

BENEFICIARY OTHER THAN THE SURVIVING SPOUSE

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Internal Revenue Code.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

                  IF:                                   THEN:
 -----------------------------------------------------------------------------
 The contract owner dies; and           The joint contract owner receives the
  .  there is a surviving joint          death benefit
     contract owner; and
  .  the annuitant is either living or
     deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           The designated beneficiary receives
  .  there is no joint contract owner;   the death benefit
     and
  .  the annuitant is either living or
     deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           Contract owner's estate receives the
  .  there is no joint contract owner    death benefit
     and
  .  there is no designated
     beneficiary (or all of the
     beneficiaries pre-decease the
     contract owner); and
  .  the annuitant is either living or
     deceased
 -----------------------------------------------------------------------------
 The annuitant dies; and                The contract owner may name a new
  .  contract owner is living            annuitant
 -----------------------------------------------------------------------------
 The annuitant dies; and                The designated beneficiary receives
  .  the contract owner is a             the death benefit.
     non-natural person, such as a
     trust
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OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. ONCE ELECTED YOU MAY NOT CHANGE IT. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Changes" for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
          HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                          HIGHEST
      CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY  DEATH
     ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE    BENEFIT
     -----------  --- ------------------------ -------- ----------- -------
              0   65           10,000           10,000         0    10,000
              1   66           10,000            9,000     9,000    10,000
              2   67           10,000            8,000     9,000    10,000
              3   68           10,000            9,000     9,000    10,000
              4   69           10,000           11,000    11,000    11,000
              5   70           10,000           13,500    13,500    13,500
              6   71           10,000            9,000    13,500    13,500
              7   72           10,000           10,000    13,500    13,500
              8   73           10,000           12,000    13,500    13,500
              9   74           10,000           14,000    14,000    14,000
             10   75           10,000           12,000    14,000    14,000
             11   76           10,000           15,000    15,000    15,000
             12   77           10,000           17,000    17,000    17,000
             13   78           10,000           19,000    19,000    19,000
             14   79           10,000           21,200    21,200    21,200
             15   80           10,000           23,000    23,000    23,000
             16   81           10,000           24,000    23,000    24,000

                                     [CHART]

             Purchase Payments
               Adjusted For                                Highest Anniversary
 Age           Withdrawals          Contract Value                Value
 ---         -----------------      --------------         -------------------
 65              $10000                 $10000
 66               10000                   9000                    $ 9000
                  10000                   8000                      9000
 68               10000                   9000                      9000
                  10000                  11000                     11000
                  10000                  13500                     13500
 71               10000                   9000                     13500
                  10000                  10000                     13500
                  10000                  12000                     13500
 74               10000                  14000                     14000
                  10000                  12000                     14000
                  10000                  15000                     15000
 77               10000                  17000                     17000
                  10000                  19000                     19000
                  10000                  21200                     21200
 80               10000                  23000                     23000
                  10000                  24000                     23000



To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.

On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

5% DEATH BENEFIT INCREASE OPTION

The 5% Death Benefit Increase option provides for the calculation of a death benefit based on accumulation at a guaranteed interest rate for values in the variable annuity account.

On the day your death benefit is determined, the 5% death benefit increase value is equal to the sum of:

(a) the portion of the contract value in the general account and guaranteed term account; and

(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.

The 5% death benefit increase value shall not exceed 200% of the sum of purchase payments adjusted pro-rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% death benefit increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.

Where joint owners exist, there will be no further accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                 5% DEATH BENEFIT INCREASE RIDER ILLUSTRATION

   CONTRACT            PURCHASE PAYMENT     CONTRACT 5% DEATH BENEFIT  DEATH
  ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE    INCREASE VALUE  BENEFIT
  -----------  --- ------------------------ -------- ---------------- -------
       0       65           10,000           10,000       10,000      10,000
       1       66           10,000            9,000       10,500      10,500
       2       67           10,000            8,000       11,025      11,025
       3       68           10,000            9,000       11,576      11,576
       4       69           10,000           11,000       12,155      12,155
       5       70           10,000           13,500       12,763      13,500
       6       71           10,000            9,000       13,401      13,401
       7       72           10,000           10,000       14,071      14,071
       8       73           10,000           12,000       14,775      14,775
       9       74           10,000           14,000       15,513      15,513
      10       75           10,000           12,000       16,289      16,289
      11       76           10,000           15,000       17,103      17,103
      12       77           10,000           17,000       17,959      17,959
      13       78           10,000           19,000       18,856      19,000
      14       79           10,000           21,200       19,799      21,200
      15       80           10,000           23,000       20,000      23,000
      16       81           10,000           24,000       20,000      24,000


                                     [CHART]

             Purchase Payments                                    5% Death
               Adjusted For                                   Benefit Increase
 Age            Withdrawals         Contract Value                 value
 ---         -----------------      --------------            ----------------
 65               $10000                $10000                      $10000
 66                10000                  9000                       10500
 67                10000                  8000                       11025
 68                10000                  9000                       11576
 69                10000                 11000                       12155
 70                10000                 13500                       12763
 71                10000                  9000                       13401
 72                10000                 10000                       14071
 73                10000                 12000                       14775
 74                10000                 14000                       15513
 75                10000                 12000                       16289
 76                10000                 15000                       17103
 77                10000                 17000                       17959
 78                10000                 19000                       18856
 79                10000                 21200                       19799
 80                10000                 23000                       20000
 81                10000                 24000                       20000

To illustrate the 5% death benefit increase option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the 5% death benefit increase value reaches the maximum of 200% of purchase payments adjusted for withdrawals ($20,000). The contract value of $23,000 exceeds both the 5% death benefit increase value and the purchase payments adjusted for withdrawals ($10,000). For that reason, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the 5% death benefit increase value cannot exceed the 5% death benefit increase value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the 5% death benefit increase value is not accumulated at 5%. Instead, the 5% death benefit increase value remains $20,000, the 5% death benefit increase value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

PREMIER DEATH BENEFIT OPTION

The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.

Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                   PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                     HIGHEST       5% DEATH
 CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY BENEFIT INCREASE  DEATH
ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE         VALUE       BENEFIT
-----------  --- ------------------------ -------- ----------- ---------------- -------
     0       65           10,000           10,000         0         10,000      10,000
     1       66           10,000            9,000     9,000         10,500      10,500
     2       67           10,000            8,000     9,000         11,025      11,025
     3       68           10,000            9,000     9,000         11,576      11,576
     4       69           10,000           11,000    11,000         12,155      12,155
     5       70           10,000           13,500    13,500         12,763      13,500
     6       71           10,000            9,000    13,500         13,401      13,500
     7       72           10,000           10,000    13,500         14,071      14,071
     8       73           10,000           12,000    13,500         14,775      14,775
     9       74           10,000           14,000    14,000         15,513      15,513
    10       75           10,000           12,000    14,000         16,289      16,289
    11       76           10,000           15,000    15,000         17,103      17,103
    12       77           10,000           17,000    17,000         17,959      17,959
    13       78           10,000           19,000    19,000         18,856      19,000
    14       79           10,000           21,200    21,200         19,799      21,200
    15       80           10,000           23,000    23,000         20,000      23,000
    16       81           10,000           24,000    23,000         20,000      24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the highest anniversary value ($23,000) and the 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

If you elect the EEB option, the interest rate which will be credited to any amounts in your contract which you choose to be allocated into fixed account(s) or any of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to a contract where the EEB option was not elected. This reduced interest rate helps to pay for the EEB benefit since the EEB benefit is based on all of the gain in your contract, including any interest credited under the fixed account options. The interest rate used will in no event be less than the minimum guaranteed interest rate for your contract.

FOR EXAMPLE:

Assume a contract with a $10,000 purchase payment allocated entirely into the fixed account of the contract and the contract owner elects the EEB option. If the current interest rate credited for this fixed account is 3.50% generally, the interest rate credited will be 3.25% if the EEB option is elected.

At the end of the first contract year, the contract owner will have a contract value in the fixed account of $10,325. Assuming the contract owner was under age 70, took no withdrawals, had the guaranteed minimum death benefit and died at the end of the first contract year, the EEB benefit would be $130. This is arrived at in the following way: death benefit amount, in this case contract value ($10,325) less purchase payments not previously withdrawn ($10,000) equals $325; multiplied by 0.40%, which equals $130. The 200% "cap" of purchase payments ($20,000 in this example) would not have been triggered, so the EEB benefit for this example is $130.

Using the same assumptions as above, a contract owner who did not elect the EEB option would have received $25 in additional interest in his/her contract due to the higher interest rate credited (3.50% versus 3.25%), but that contract owner would not receive the EEB benefit of $130.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A:Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B:Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

  .  the payment of the EEB available;

  .  termination or surrender of the contract; or

  .  the date on which the contract has been fully annuitized.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

OTHER CONTRACT OPTIONS (LIVING BENEFITS)

We have suspended the availability of the following optional riders:


  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)

  .  Encore Lifetime Income-Single (effective October 4, 2013)

  .  Encore Lifetime Income-Joint (effective October 4, 2013)

  .  Ovation Lifetime Income II-Single (effective October 4, 2013)

  .  Ovation Lifetime Income II-Joint (effective October 4, 2013)

  .  Ovation Lifetime Income-Single Option (effective May 15, 2012)

  .  Ovation Lifetime Income-Joint Option (effective May 15, 2012)

  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)

  .  Guaranteed Lifetime Withdrawal Benefit II-Single Option (effective May 15,
     2009)

  .  Guaranteed Lifetime Withdrawal Benefit II-Joint Option (effective May 15,
     2009)

  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the contract options at any time. Before you elect a living benefit you should consider its specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.

In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract; and what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each contract option which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.

None of the living benefits guarantees an investment return in your contract value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce contract value) are consistent with your financial goals.

All living benefit options terminate once the contract moves into the pay-out phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION


EFFECTIVE OCTOBER 4, 2014, THIS OPTION IS NO LONGER AVAILABLE.


This optional rider is designed to provide a guaranteed minimum fixed annuity payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase. IT DOES NOT HOWEVER, GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base (described below) is greater than the contract value. All requests to elect this option must be in writing on a form provided by us. You should consider the following before electing this option:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION BELOW FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . THE GMIB IS AN ANNUITIZATION BENEFIT, NOT A WITHDRAWAL BENEFIT. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT UTILIZE THE GUARANTEED FIXED ANNUITY BENEFIT THIS OPTION PROVIDES. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, THIS OPTION MAY NOT BE APPROPRIATE FOR YOU.

  . IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THE GMIB RIDER MAY NOT BE APPROPRIATE.

  . IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE (DESCRIBED BELOW), ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT.

  .  ONCE YOU ELECT THIS OPTION YOU MAY NOT CANCEL IT.

  . AFTER THE FIRST CONTRACT YEAR FOLLOWING THE GMIB EFFECTIVE DATE, PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. THIS RESTRICTION DOES NOT APPLY TO PURCHASE PAYMENTS MADE DURING THE FIRST CONTRACT YEAR.

  . If available, you may elect this option when your contract is issued or within 30 days prior to any contract anniversary date. The option will be effective on either the issue date or a contract anniversary date.

  . The youngest contract owner (or annuitant, if a non-natural contract owner) must be at least age 45 at the time the rider is issued, in order to elect this option.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 76 at the time the rider is issued, in order to elect this option.

  . You may not elect this option if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit rider.

  . If at some point we no longer offer this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge.

  . Your entire contract value must be allocated to an allocation plan approved by us while this option is in effect.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account and may not be available in every state.

THE BENEFIT

This rider guarantees that on any benefit date (described below), your minimum monthly fixed annuity payment will not be less than the Guaranteed Minimum Income Benefit (GMIB). The GMIB is the fixed annuity payment amount calculated by multiplying the benefit base (described below), adjusted for any applicable premium tax not previously deducted from purchase payments, by the Guaranteed Minimum Income Benefit rates provided with the rider. Please note -- some states impose a premium tax on amounts used to provide annuity payments. These taxes are deducted at annuitization from the amount available to provide annuity payments. THIS GMIB RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. SEE APPENDIX G FOR NUMERICAL EXAMPLES OF THE GMIB RIDER.

If the owner is a natural person, the owner must also be named as an annuitant. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the rider guarantees and benefits will be based on the life of the annuitant(s).

THE BENEFIT DATES

The benefit dates begin the period of time during which you may exercise the benefit. The benefit dates for this rider are:

    (a)the later of the 10th contract anniversary following the rider effective date or the 10th contract anniversary following the last optional reset (described below), or

    (b)any contract anniversary subsequent to the date described in "a", but prior to the contract anniversary following the oldest owner's 90th birthday or the rider's termination.

EXERCISING THE BENEFIT

To exercise this benefit, you must elect to receive the GMIB provided by this rider on or during the 30-day period immediately following the benefit date. You may not elect a partial annuitization of the benefit base. You may however, elect a partial annuitization of the contract value but while this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of this rider. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' and 'Withdrawals' for a complete description of how withdrawals impact the benefit base.

The fixed annuity payment amount will be the greater of:

    (a)the fixed annuity payment calculated under the terms of this rider based on the annuity payment option selected by the contract owner; or

    (b)the fixed annuity payment calculated under the terms of the base contract based on the same annuity payment option selected by the contract owner.

THE GMIB ANNUITY PAYOUT RATES ARE CONSERVATIVE SO THE ANNUITY PAYMENTS PROVIDED BY THIS RIDER MAY BE LESS THAN THE SAME ANNUITY PAYMENT OPTION AVAILABLE UNDER THE BASE CONTRACT, EVEN IF THE BENEFIT BASE IS GREATER THAN THE CONTRACT VALUE.

BENEFIT BASE

The Benefit Base is equal to the greater of the Highest Anniversary Value or the Roll-up Value, both of which are described in detail below. The benefit base is subject to a maximum of $5,000,000. IT IS IMPORTANT TO REMEMBER, NEITHER THIS RIDER NOR THE BENEFIT BASE GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE.

HIGHEST ANNIVERSARY VALUE

If this rider is added on the contract date, the initial Highest Anniversary Value is equal to purchase payment(s) applied on the contract date. If added after the contract date, the initial Highest Anniversary Value is equal to the contract value on the rider effective date.

During each contract year, the Highest Anniversary Value will increase by any purchase payments received and will be adjusted, on a pro rata basis, for amounts withdrawn from the contract. The pro rata adjustment will reduce the Highest Anniversary Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. The use of pro rata calculations to reflect withdrawals will increase the reduction in the Highest Anniversary Value when the contract value is below the Highest Anniversary Value.

On every subsequent contract anniversary, up to and including the contract anniversary following the oldest contract owner's 80th birthday, if the contract value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the contract value. Keep in mind, applicable deferred sales charges reduce the Highest Anniversary Value at the time of the withdrawal and while other contract charges do not directly reduce the Highest Anniversary Value, they do reduce the contract value which may reduce the amount by which the Highest Anniversary Value increases on future contract anniversaries.

ROLL-UP VALUE

If the rider effective date is the same as the contract date, the initial Roll-up Value is equal to purchase payment(s) applied on the contract date. If the rider is added after the contract date, the initial Roll-up Value is equal to the contract value on the rider effective date.

Thereafter, the Roll-up Value is equal to the initial Roll-up Value, increased for purchase payments, and decreased for any withdrawals as described below, accumulated with interest at an annual effective rate of 5% through the contract anniversary following the oldest owner's 80th birthday.

Any amount withdrawn in a single contract year which is less than or equal to the greater of the 5% of the Roll-up Value as of the prior contract anniversary, or the Required Minimum Distribution (RMD) amount, as described below, will reduce the Roll-up Value by the amount of the withdrawal. This is commonly referred to as a dollar-for-dollar withdrawal treatment.

If a withdrawal causes the cumulative withdrawals for the contract year to exceed the greater of 5% of the Roll-up Value as of the prior contract anniversary, or the RMD amount, the entire withdrawal amount will reduce the Roll-up Value on a pro rata basis. The pro rata reduction will reduce the Roll-up Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. This means that for each withdrawal causing the cumulative withdrawals for the year to exceed the greater of 5% of the Roll-up Value or RMD amount, the lower the contract value, the greater the reduction in the benefit base. Keep in mind, applicable deferred sales charges reduce the Roll-up Value at the time of the applicable withdrawal.

REQUIRED MINIMUM DISTRIBUTION (RMD)

For purposes of this rider, the RMD amount is the amount needed, based on the value of this contract, to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Contracts to which RMD applies include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may result in a pro rata adjustment as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar
(tax) year basis. Under this rider, the Roll-up Value dollar-for-dollar withdrawal treatment is based on the contract year. Because the intervals for dollar-for-dollar withdrawal treatment and the RMD are different, the timing of withdrawals may be more likely to result in a pro rata reduction of the Roll-up Value and therefore a reduced benefit. Taking RMD withdrawals on the same frequency and at the same time each year will help to avoid a pro rata adjustment to the Roll-up Value.

For a contract which is part of a qualified plan or IRA, any withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the RMD applicable at the time of the withdrawal or 5% of the Roll-up Value as of the prior contract anniversary, will reduce the Roll-up Value on a pro rata basis, as opposed to a dollar-for-dollar basis. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. Five percent of the Roll-up Value as of the prior contract anniversary (April 1, 2009) is $5,000. The RMDs for calendar years 2009 and 2010 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2009 and $2,000 in the first quarter of calendar year 2010, then the owner will have withdrawn $6,500 for the 2009 contract year (April 1 to March 31). However, since the sum of the owner's withdrawals for the 2009 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000), all of that year's withdrawals would reduce the Roll-up Value on a dollar-for-dollar basis.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2010 he or she takes it in the last quarter of 2009. In that case, the withdrawals for the contract year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the entire $2,000 withdrawal is subject to pro rata withdrawal treatment. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

WITHDRAWALS

If you are considering purchasing this optional rider, please remember these important details:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION ABOVE FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . Withdrawals under this contract option are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . While this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the section above entitled 'Benefit Base' for a complete description of how withdrawals impact the benefit base.

  . Withdrawals reduce the Highest Anniversary Value on a pro rata basis. With the exception of withdrawals subject to dollar-for-dollar treatment, withdrawals also reduce the Roll-up Value on a pro rata basis. This means that for each pro rata withdrawal, the lower the contract value, the greater the reduction in the benefit base. See the section above entitled 'Benefit Base' for a complete description of when dollar-for-dollar or pro rata withdrawal treatment applies to the Roll-up Value.

  . Withdrawals may only be taken prior to annuitizing the contract. You will begin to receive the GMIB benefit when the contract is annuitized. Thus, once you elect to receive the GMIB benefit, you may no longer take withdrawals from the contract.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation options, you may take a withdrawal from any allowable sub-account in any proportion.

SUBSEQUENT PURCHASE PAYMENTS

Purchase Payments after the first contract year following the rider effective date are limited to a cumulative total of $25,000 without our prior consent.

OPTIONAL RESET OF THE ROLL-UP VALUE

Beginning with the third contract anniversary following the rider effective date you may elect to reset the Roll-up Value. Upon reset, the Roll-up Value will be set equal to the contract value on the date of reset. The last date on which you can elect a reset is the contract anniversary following the oldest owner's 80th birthday. A reset can only occur on a contract anniversary if the contract value is greater than the Roll-up Value at the time of reset. No reset will be made unless we receive your written request to elect the reset within 30 days prior to the applicable contract anniversary. PLEASE NOTE: IF YOU ELECT TO RESET, THE NEXT AVAILABLE BENEFIT DATE WILL BE THE 10TH CONTRACT ANNIVERSARY FOLLOWING THE DATE OF THE RESET. IN THAT CASE, YOU WILL NOT BE ABLE TO EXERCISE THE GMIB UNTIL THAT BENEFIT DATE. YOU MAY STILL ELECT TO ANNUITIZE UNDER THE BASE CONTRACT AT ANY TIME, HOWEVER, YOU WILL NOT BE ABLE TO UTILIZE THE BENEFIT PROVIDED BY THIS RIDER UNTIL THE NEXT BENEFIT DATE.

Upon reset, the rider charge will be changed to the then-current charge and a new three year period will be required before another reset may be elected. If the rider charge increases it will not exceed the current rider charge for new issues or the maximum charge.

AUTOMATIC PAYMENT PHASE

Your contract will enter the automatic payment phase if your contract value falls to zero immediately after a withdrawal or charge at any point prior to the earliest benefit date. If your contract enters the automatic payment phase, the benefit base will be applied to provide monthly annuity payments under a Life with a Period Certain of 60 months option based on the age of the oldest annuitant unless you select a different annuity payment option under this rider as described below. We will notify you by letter that your contract has entered the automatic payment phase and offer you the opportunity to choose from the allowable annuity payment options. If we receive a withdrawal request that would result in your contract entering the automatic payment phase, we will notify you and offer you the opportunity to cancel the withdrawal. YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE IF IN THE YEAR IN WHICH YOUR CONTRACT VALUE FALLS TO ZERO IMMEDIATELY AFTER A WITHDRAWAL OR CHARGE, OR IN ANY PRIOR CONTRACT YEAR, THE CUMULATIVE WITHDRAWALS FOR THE CONTRACT YEAR EXCEED THE GREATER OF 5% OF THE ROLL-UP VALUE AS OF THE PRIOR CONTRACT ANNIVERSARY OR THE RMD AMOUNT. In the unlikely event your contract value falls to zero due solely to market performance and not due to a withdrawal or charge, your contract will not be eligible for the automatic payment phase. If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.

ANNUITY PAYMENT OPTIONS

You may not elect a partial annuitization of the benefit base under this rider. You may however, partially annuitize your contract value while this rider is in effect, but the partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. See the section above entitled 'Benefit Base' for a detailed description of how a partial annuitization will impact the benefit base.

You may elect the GMIB to be paid under one of the following annuity payment options:

  . Life Annuity -- annuity payments payable for the lifetime of the annuitant, ending with the last annuity payment due prior to the annuitant's death.

  . Life with a Period Certain of 60 Months -- annuity payments payable for the lifetime of the annuitant; provided, if the annuitant dies before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

  . Joint Life with 100% to Survivor -- annuity payments payable for the joint lifetimes of the annuitant and designated joint annuitant. The annuity payments end with the last annuity payment due before the survivor's death.

  . Joint Life with 100% to Survivor with a Period Certain of 60 Months -- annuity payments payable for the joint lifetimes of the annuitant and joint annuitant; provided, if both annuitants die before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

If a single life option is chosen and joint owners are named, monthly fixed annuity payments will be made for the lifetime of the oldest joint owner. You may name a joint annuitant on the benefit date for purposes of a Joint Life option provided the joint annuitant is your spouse or the difference in ages of the annuitants is no more than 10 years.

Annuity payments will be made on a monthly basis, unless we agree to another payment frequency. If the amount of the benefit base is less than $5,000, we reserve the right to make one lump sum payment in lieu of annuity payments. If the amount of the first annuity payment is less than $150, we may reduce the frequency of annuity payments to meet this minimum payment requirement.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

    (a)100% allocation to an allowable Focused Portfolio Strategy;

    (b)100% allocation among allowable sub-accounts; or

    (c)100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AllianceBernstein Dynamic Asset     .  PIMCO VIT Global Diversified
    Allocation Portfolio                   Allocation Portfolio
 .  Goldman Sachs Global Markets        .  TOPS(R) Managed Risk Balanced ETF
    Navigator Fund                         Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio

 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.


C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.

SPOUSAL CONTINUATION

If the contract owner dies and the contract to which this rider is attached is continued on the life of the contract owner's spouse (as defined by federal law) pursuant to Internal Revenue Code Section 72(s) and the terms of the contract, the rider will continue with the surviving spouse as owner and annuitant for purposes of this benefit.

Spousal continuation will not affect the benefit base calculation or the initial benefit date; however, the new annuitant's age will be used to determine the amount of fixed annuity payment available under this rider.

RIDER TERMINATION

This rider will terminate upon the earliest of:

    (a)the contract anniversary following the oldest owner's 90th birthday; or

    (b)termination or surrender of the contract, other than due to a withdrawal or charge that triggers the automatic payment phase of this rider (If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.); or

    (c)any change of owner or joint owner after the rider effective date; or, in the case of a non-natural owner, any change of annuitant, other than the addition of a joint annuitant as provided for under annuity payment options, after the rider effective date; or

    (d)the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

    (e)the death of the owner or joint owner (or annuitant if the owner is non-natural) unless the contract is continued subject to the spousal continuation provision; or

    (f)the date the GMIB is exercised.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION


EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.


Encore-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Single effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Single effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the Encore-Single effective date, purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant, in the case of a non-natural owner) or the Encore-Single effective date. The Encore-Single effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Single effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Single exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Single effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Single effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the Encore-Single effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                          ---       ------------------------
                    through age 64            4.0%
                       65 - 79                5.0%
                         80+                  6.0%

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Single effective date to a cumulative total of $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

    (a)is the benefit base immediately prior to the withdrawal,

    (b)is the amount of the withdrawal, and

    (c)is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

    (a)is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

    (b)is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD), whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year

2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT                                 .  Ibbotson Income and Growth ETF
    Advantus Managed Volatility Fund       Asset Allocation Portfolio
 .  AllianceBernstein Dynamic Asset     .  Ivy Funds VIP Pathfinder Moderate
    Allocation Portfolio                   -- Managed Volatility
 .  Goldman Sachs Global Markets        .  PIMCO VIT Global Diversified
    Navigator Fund                         Allocation Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
                                        .  TOPS(R) Managed Risk Growth ETF
                                           Portfolio
                                        .  TOPS(R) Managed Risk Moderate
                                           Growth ETF Portfolio
 -----------------------------------------------------------------------------



Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.


C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Single rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of the owner or any joint owner which we were not obligated to make by the terms of your contract and this rider.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Single effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the Encore-Single effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the Encore-Single effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of an owner.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION


EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.


Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Joint effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Joint effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest Designated Life (as defined below) must be under age 81 at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Option or in combination with any other living benefit.

  . After the first contract year following the Encore-Joint effective date, subsequent purchase payments are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Encore-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Encore-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

In each contract year, beginning at the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the Encore-Joint effective date. The Encore-Joint effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Joint effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Joint exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Joint effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Joint effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the Encore-Joint effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the Encore -- Joint effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-79                 5.0%
                     80 and older             6.0%

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the annual income percentage shown above based on the age of the youngest Designated Life as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Joint effective date to $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit bate you may withdraw an amount less than or equal to the GAI or, if this contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

    The benefit base will be reduced by an amount equal to (a) multiplied by
    (b) divided by (c) where:

       (a) is the benefit base immediately prior to the excess portion of the withdrawal,

       (b) is the amount of the excess withdrawal, and

       (c) is the contract value immediately prior to the excess portion of the withdrawal.

    The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

       (a) is the GAI prior to the withdrawal,

       (b) is the amount of the excess withdrawal, and

       (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AllianceBernstein Dynamic Asset     .  PIMCO VIT Global Diversified
    Allocation Portfolio                   Allocation Portfolio
 .  Goldman Sachs Global Markets        .  TOPS(R) Managed Risk Balanced ETF
    Navigator Fund                         Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------



Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.


C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you and the Joint Designated Life die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you and the Joint Designated Life die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Joint rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of both Designated Lives.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Joint effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of the Designated Lives after the Encore-Joint effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE) OPTION


EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.


Ovation II -- Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix J for examples of how this rider works.

Ovation II -- Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix J.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II -- Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix J for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                        65-74                 5.0%
                        75-79                 5.5%
                         80 +                 6.5%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ibbotson Income and Growth ETF
    Fund                                   Asset Allocation Portfolio
 .  AllianceBernstein Dynamic Asset     .  Ivy Funds VIP Pathfinder Moderate
    Allocation Portfolio                   -- Managed Volatility
 .  Goldman Sachs Global Markets        .  PIMCO VIT Global Diversified
    Navigator Fund                         Allocation Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
                                        .  TOPS(R) Managed Risk Growth ETF
                                           Portfolio
                                        .  TOPS(R) Managed Risk Moderate
                                           Growth ETF Portfolio
 -----------------------------------------------------------------------------



Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.


C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II -- Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION II -- SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II -- Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

RIDER TERMINATION

Once you elect the Ovation II -- Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT) OPTION


EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.


Ovation II -- Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II -- Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix J for examples of how the benefit base and GAI are calculated.

Ovation II -- Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation II -- Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation II -- Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how the benefit base and GAI are calculated are included in Appendix J.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II -- Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix J for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-74                 4.5%
                        75-79                 5.0%
                         80 +                 6.0%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ibbotson Income and Growth ETF
    Fund                                   Asset Allocation Portfolio
 .  AllianceBernstein Dynamic Asset     .  Ivy Funds VIP Pathfinder Moderate
    Allocation Portfolio                   -- Managed Volatility
 .  Goldman Sachs Global Markets        .  PIMCO VIT Global Diversified
    Navigator Fund                         Allocation Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
                                        .  TOPS(R) Managed Risk Growth ETF
                                           Portfolio
                                        .  TOPS(R) Managed Risk Moderate
                                           Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.


C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II -- Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION II -- JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II -- Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation II -- Joint rider charge.

RIDER TERMINATION

Once you elect the Ovation II -- Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME-SINGLE (OVATION-SINGLE) OPTION

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix I for examples of how this rider works.

Ovation-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix I.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80 +                 6.5%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix I for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last quarter of 2011. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused

Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AllianceBernstein Dynamic Asset     .  PIMCO VIT Global Diversified
    Allocation Portfolio                   Allocation Portfolio
 .  Goldman Sachs Global Markets        .  TOPS(R) Managed Risk Balanced ETF
    Navigator Fund                         Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------



Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.


C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION-SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

RIDER TERMINATION

Once you elect the Ovation-Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME-JOINT (OVATION-JOINT) OPTION

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix I for examples of how this rider works.

Ovation-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix I.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE

YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80 +                 6.5%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix I for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last quarter of 2011. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ibbotson Income and Growth ETF
    Fund                                   Asset Allocation Portfolio
 .  AllianceBernstein Dynamic Asset     .  Ivy Funds VIP Pathfinder Moderate
    Allocation Portfolio                   -- Managed Volatility
 .  Goldman Sachs Global Markets        .  PIMCO VIT Global Diversified
    Navigator Fund                         Allocation Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
                                        .  TOPS(R) Managed Risk Growth ETF
                                           Portfolio
                                        .  TOPS(R) Managed Risk Moderate
                                           Growth ETF Portfolio
 -----------------------------------------------------------------------------



Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.


C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION-JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation-Joint rider charge.

RIDER TERMINATION

Once you elect the Ovation-Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

The GIPB option is a type of guaranteed minimum income benefit. The GIPB option guarantees a stated or fixed income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

  . If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you.

  . You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

  .  You may not elect this option in combination with any other living benefit.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90/th/ birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

  .  Option 1 - Life Annuity

  . Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

  .  Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

THE GUARANTEED INCOME PROVIDER BASIS IS THE GREATER OF:

  . the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

  .  the Guaranteed Income Provider 5% Increase Value.

THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY VALUE IS EQUAL TO THE GREATER OF:

  .  the contract value; or

  . the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY
VALUE:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE IS EQUAL TO THE SUM OF:

  . the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

  . Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE:

A withdrawal, annuitization, or transfer out of the general account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

  .  the contract is fully annuitized;

  .  the contract is terminated or surrendered; or

  . the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. If you withdraw amount(s) in excess of the Guaranteed Annual Withdrawal, you will reduce the benefit you receive with this contract option.

  . Election of this option may or may not be beneficial to you. Since this benefit is accrued through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. Amounts taken under the GMWB will first be taken from your contract value as described below. Our obligation to pay you more than your contract value will only arise in certain circumstances. Therefore, as you consider election of this option you should consider whether the value of the benefit and the level of protection that the option provides you, along with its costs, are consistent with your financial objectives and the assurances you are seeking.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

  . Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

  . You may not elect this contract option if you have selected either the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits for your contract. In addition, you may not elect this contract option in combination with any other living benefit.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

CALCULATING THE INITIAL GWB AND GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval.

ADJUSTMENTS FOR WITHDRAWALS

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

   (i) 7% of the recalculated GWB; or

   (ii)7% of the current contract value after the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the total of the Purchase Payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

GUARANTEED WITHDRAWAL BENEFIT RESET OPTION

Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR EACH CLASS OF GMWB RIDERS. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be re-calculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AllianceBernstein Dynamic Asset     .  PIMCO VIT Global Diversified
    Allocation Portfolio                   Allocation Portfolio
 .  Goldman Sachs Global Markets        .  TOPS(R) Managed Risk Balanced ETF
    Navigator Fund                         Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------



Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.


C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

  .  if the GWB is reduced to zero; or

  . if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

  . if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In the case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If the GMWB option is still in effect and annuity payments are required to begin, you may choose an additional annuity option. This annuity option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW, until the GWB is reduced to zero, at which point annuity payments will cease. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). If you withdraw amount(s) in excess of the guaranteed amount you will reduce the benefit you receive under this contract option.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

  . Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits or the Guaranteed Income Provider Benefit or the Guaranteed Minimum Withdrawal Benefit in the same contract.

  . After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix E.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

                         AGE    ANNUAL INCOME PERCENTAGE
                         ---    ------------------------
                       50 - 59            4.0%
                       60 - 69            5.0%
                       70 - 79            5.5%
                         80+              6.0%

These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

ADJUSTMENTS FOR WITHDRAWALS LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

ADJUSTMENTS FOR WITHDRAWALS IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the excess withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the

"Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release
H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

GUARANTEED ANNUAL INCOME RESET

Beginning with the third contract anniversary following the GLWB effective date and every 3 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the GAI reset; and

   (b) is an amount equal to: (1) multiplied by (2) where:

       1)  is the greater of the GWB or the contract value; and

       2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the

CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AllianceBernstein Dynamic Asset     .  PIMCO VIT Global Diversified
    Allocation Portfolio                   Allocation Portfolio
 .  Goldman Sachs Global Markets        .  TOPS(R) Managed Risk Balanced ETF
    Navigator Fund                         Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------



Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.


C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability

The GLWB option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59/th/ birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Single effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date, or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Single effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Single effective date, subsequent purchase payments that may be applied to the GLWB II-Single option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB II-Single option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or
(b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59/th/ birthday of the oldest contract owner (or oldest annuitant, in the case of a non-natural owner) or the GLWB II-Single effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to your contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Single to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the oldest contract owner's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event that you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Single to new customers is higher than the rider charge that currently applies to your GLWB II-Single rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the charge for other GLWB II-Single riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Single riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-SINGLE RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you do not take withdrawals from your contract for the first ten years you have this optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Single and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AllianceBernstein Dynamic Asset     .  PIMCO VIT Global Diversified
    Allocation Portfolio                   Allocation Portfolio
 .  Goldman Sachs Global Markets        .  TOPS(R) Managed Risk Balanced ETF
    Navigator Fund                         Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------



Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.


C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Single option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Single will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Single effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Single may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Single option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB II-Single effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB II-Single effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of any joint owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of the contract owner or the death of any joint owner, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives" (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59(th) birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Joint effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . Both "Designated Lives" must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Joint effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Joint effective date, subsequent purchase payments that may be applied to the GLWB II-Joint option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a: "stretch" IRA or other "decedent" type account; TSA; Deferred Compensation Plan; Charitable Remainder Trust; Qualified Retirement Plan; 412(i) Plan; or corporate non-qualified contract.

The GLWB II-Joint option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of both designated lives, or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59/th/ birthday of the youngest designated life or the GLWB II-Joint effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the designated life. All references to "Designated Lives" will mean both the Designated Life and the Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the GLWB II-Joint option. The Designated Life and the Joint Designated Life will be shown on your contract rider.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to the contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Joint to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $5,000 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the youngest Designated Life's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Joint to new customers is higher than the rider charge that currently applies to your GLWB II-Joint rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Joint riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Joint riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-JOINT RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you don't take withdrawals from your contract for the first ten years you have the optional benefit. On each contract anniversary prior to your first withdrawal from the contract, and for a period of 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Joint and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


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 .  SFT Advantus Managed Volatility     .  Ibbotson Income and Growth ETF
    Fund                                   Asset Allocation Portfolio
 .  AllianceBernstein Dynamic Asset     .  Ivy Funds VIP Pathfinder Moderate
    Allocation Portfolio                   -- Managed Volatility
 .  Goldman Sachs Global Markets        .  PIMCO VIT Global Diversified
    Navigator Fund                         Allocation Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
                                        .  TOPS(R) Managed Risk Growth ETF
                                           Portfolio
                                        .  TOPS(R) Managed Risk Moderate
                                           Growth ETF Portfolio
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Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.


C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

If both Designated Lives die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Joint option, the charges for this option will continue to apply. If your beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Joint will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

SPOUSAL CONTINUATION

If the Designated Life dies, the surviving spouse may elect to continue the contract and this rider under the following conditions:

(a) thesurviving spouse is also the Joint Designated Life, and

(b) thisrider is in effect at the time of the contract continuation

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Joint effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Joint may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Joint option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  .  any change to the Designated Lives after the GLWB II-Joint effective date;
     or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid as a lump sum under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of both Designated Lives, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of

Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940.

The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.

The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.

We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.

The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or
(iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:

       Securian Financial Services, Inc.
       CRI Securities, LLC
       H. Beck, Inc.

COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 8.00% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered.

ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional cash payments. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

      --------------------------------------------------------------------
        ADDITIONAL PAYMENT TYPE     DESCRIPTION OR EXAMPLES OF PAYMENT
      --------------------------------------------------------------------
       Payments for Access or       Access to registered representatives
       Visibility                   and/or broker dealers such as
                                    one-on-one wholesaler visits or
                                    attendance at national/regional sales
                                    meetings or similar events; inclusion
                                    of our products on a broker-dealer's
                                    "preferred list"; participation in or
                                    visibility at national and/or
                                    regional conferences; articles in
                                    broker-dealer or similar publications
                                    promoting our services or products
      --------------------------------------------------------------------
       Payments for Gifts &         Occasional meals and/or
       Entertainment                entertainment, tickets to
                                    sporting/other events, and other
                                    gifts.
      --------------------------------------------------------------------
       Payments for Marketing       Joint marketing campaigns,
       Support                      broker-dealer event
                                    participation/advertising;
                                    sponsorship of broker-dealer sales
                                    contests or promotions in which
                                    participants (including registered
                                    representatives) receive prizes such
                                    as travel, awards, merchandise or
                                    other recognition
      --------------------------------------------------------------------
       Payments for Technical Type  Sales support through the provision
       Support                      of hardware, software, or links to
                                    our websites from broker-dealer
                                    websites and other expense allowance
                                    or reimbursement
      --------------------------------------------------------------------
       Payments for Training        Educational, due diligence, sales or
                                    training seminars, conferences and
                                    programs, sales and service desk
                                    training, and/or client or prospect
                                    seminar sponsorships.
      --------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 8.25% of purchase payments (i.e., base commission plus additional payments).



A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the purchase payments or contract values attributable to contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contact owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 8.25% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We will also pay to qualifying Securian Financial registered representatives additional amounts based on their production or persistency. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.35% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

THE GENERAL ACCOUNT AND THE GUARANTEED TERM ACCOUNT

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our general account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.

The guaranteed interest rate on new amounts allocated or transferred to the general account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.

The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.

GUARANTEE PERIODS OF THE GUARANTEED TERM ACCOUNT. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.

RENEWALS. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or the general account or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a DSC). You may make your election during the period 30 days prior to or immediately following the renewal date of each guarantee period without having the market value adjustment applied. If a renewal date falls on a non-valuation date, the next following valuation date shall be used.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date previously elected in the contract. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the general account.

TRANSFERS. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account or general account options. Transfers prior to the end of a guarantee period may be subject to a market value adjustment, which is described below. The market value adjustment, if applicable, may increase or decrease the amount of the transfer. For further information regarding transfers, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

WITHDRAWALS. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account:

   (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

   (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

   (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.

MARKET VALUE ADJUSTMENT. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where  i = Treasury Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.

       j = Treasury Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity payments with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the guarantee period.

If a Treasury Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Treasury Rates with maturity closest to the period being measured. If Treasury Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

    (a)transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days prior to or immediately following the renewal date of each guarantee period;

    (b)amounts payable as a death benefit; and

    (c)amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the deferred sales charge.

VOTING RIGHTS

We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. One of the effects of proportional voting is that a small number of contract owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). We discontinued issuing this annuity contract to Section 403(b) plans on May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.


In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S. Department of the Treasury (the "Treasury Department") and the Internal Revenue Service ("IRS") clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the Treasury Department and IRS did not recognize civil unions or registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

In addition to federal tax laws, you should consider how your relationship will be recognized for state tax law purposes. You are strongly encouraged to consult with your tax advisor about these issues if you are in a same-sex marriage, civil union, or domestic partnership.


There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity:
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its funds. Nonetheless, we believe that each fund of the Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXES PAYABLE ON OPTIONAL RIDERS

The GMWB, GLWB, and single and joint versions of GLWB II, Encore, Ovation, and Ovation II options provide benefits that are different from the usual benefits available under variable annuity contracts. If you elect these options a contract owner or beneficiary may be allowed to take withdrawals under the option even after the contract value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes see "Taxation of Partial and Full Withdrawals". If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.


TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .  where the taxpayer is 59 1/2 or older,

  .  where payment is made on account of the taxpayer's disability, or

  .  where payment is made by reason of the death of the owner, and

  .  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    (a)if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    (b)if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .  contributions in excess of specified limits;

  .  distributions prior to age 59 1/2 (subject to certain exceptions);

  .  distributions that do not conform to specified minimum distribution rules;
     and

  .  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a qualified plan who requests such a partial withdrawal of the effects of the withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age
70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

    .   over the life or life expectancy of the employee,

    . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

    .   for a specified period of ten years or more,

  .  a required minimum distribution,

  .  a hardship distribution, or

  .  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISOR

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.

PERFORMANCE DATA

From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:

       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The table below is designed to help you undertand how the sub-account options have performed. It shows the value of sub-account unit at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an ACCUMULATION UNIT. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial satements for the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

1.20% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.37       $1.35      49,552,566
          2012...............     $1.29       $1.37      48,710,353
          2011...............     $1.21       $1.29      48,418,918
          2010...............     $1.12       $1.21      52,170,601
          2009...............     $0.98       $1.12      51,815,071
          2008...............     $1.15       $0.98      47,883,998
          2007...............     $1.14       $1.15      48,118,946
          2006...............     $1.10       $1.14      33,514,194
          2005...............     $1.09       $1.10      20,858,509
          2004...............     $1.05       $1.09      11,919,467
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $2.22       $2.91       9,134,320
          2012...............     $1.92       $2.22      11,193,830
          2011...............     $1.98       $1.92      11,686,550
          2010...............     $1.59       $1.98      11,774,881
          2009...............     $1.18       $1.59      12,327,943
          2008...............     $1.89       $1.18      12,218,692
          2007...............     $1.78       $1.89       9,622,873
          2006...............     $1.64       $1.78       6,746,260
          2005...............     $1.48       $1.64       4,210,369
          2004...............     $1.29       $1.48       2,242,988
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.60       $2.08       3,217,316
          2012...............     $1.40       $1.60       3,298,000
          2011...............     $1.40       $1.40       3,248,431
          2010...............     $1.23       $1.40       3,382,452
          2009...............     $0.99       $1.23       3,488,975
          2008...............     $1.60       $0.99       3,550,566
          2007...............     $1.54       $1.60       3,688,436
          2006...............     $1.35       $1.54       3,836,976
          2005...............     $1.31       $1.35       3,569,303
          2004...............     $1.20       $1.31       3,501,409
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.57       $1.55      15,379,576
          2012...............     $1.37       $1.57      15,069,329
          2011...............     $1.39       $1.37      13,689,403
          2010...............     $1.24       $1.39      12,048,924
          2009...............     $1.06       $1.24      10,169,360
          2008...............     $1.03       $1.06       9,275,061
          2007...............     $0.96       $1.03       8,529,734
          2006...............     $0.93       $0.96       3,663,256
          2005...............     $1.00(e)    $0.93         455,676
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06      25,591,204





                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $1.03       $1.02       9,056,238
          2012...............     $1.04       $1.03      10,387,704
          2011...............     $1.05       $1.04      11,505,291
          2010...............     $1.07       $1.05      12,333,769
          2009...............     $1.08       $1.07      14,591,653
          2008...............     $1.07       $1.08      15,526,476
          2007...............     $1.03       $1.07      12,798,638
          2006...............     $1.00       $1.03       9,540,026
          2005...............     $0.99       $1.00       7,343,757
          2004...............     $0.99       $0.99       3,159,203
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.20       $1.16      10,892,996
          2012...............     $1.18       $1.20      10,884,455
          2011...............     $1.11       $1.18      11,234,461
          2010...............     $1.06       $1.11      12,716,700
          2009...............     $0.99       $1.06      12,767,716
          2008...............     $1.15       $0.99      13,556,541
          2007...............     $1.13       $1.15      16,487,429
          2006...............     $1.08       $1.13      12,562,773
          2005...............     $1.07       $1.08      10,568,444
          2004...............     $1.03       $1.07       7,409,963
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $2.69       $2.69       7,302,115
          2012...............     $2.31       $2.69       7,398,935
          2011...............     $2.22       $2.31       7,450,847
          2010...............     $1.74       $2.22       7,670,170
          2009...............     $1.41       $1.74       8,514,923
          2008...............     $2.24       $1.41       8,005,637
          2007...............     $2.70       $2.24       7,089,461
          2006...............     $2.09       $2.70       6,050,238
          2005...............     $1.90       $2.09       4,803,277
          2004...............     $1.42       $1.90       3,456,938
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.52       $0.63         651,872
          2012...............     $0.46       $0.52         698,661
          2011...............     $0.58       $0.46         482,311
          2010...............     $0.56       $0.58         248,219
          2009...............     $0.43       $0.56         168,482
          2008...............     $0.92       $0.43         152,944
          2007...............     $1.00       $0.92          28,309
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.05         174,072
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.53       $2.05         497,433
          2012...............     $1.36       $1.53         519,910
          2011...............     $1.33       $1.36         503,607
          2010...............     $1.19       $1.33         558,724
          2009...............     $1.02       $1.19         613,414
          2008...............     $1.58       $1.02         672,130
          2007...............     $1.61       $1.58         809,084
          2006...............     $1.39       $1.61         772,992
          2005...............     $1.35       $1.39         758,395
          2004...............     $1.21       $1.35         818,506

1.20% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.46       $1.97       5,366,491
          2012...............     $1.30       $1.46       6,975,654
          2011...............     $1.30       $1.30       8,794,334
          2010...............     $1.14       $1.30      10,696,319
          2009...............     $0.86       $1.14      12,351,540
          2008...............     $1.49       $0.86      14,105,922
          2007...............     $1.24       $1.49      15,942,258
          2006...............     $1.30       $1.24      17,469,933
          2005...............     $1.29       $1.30      12,801,249
          2004...............     $1.18       $1.29       8,060,562
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.71       $2.22      11,777,286
          2012...............     $1.51       $1.71      14,319,949
          2011...............     $1.51       $1.51      12,760,001
          2010...............     $1.35       $1.51      11,676,291
          2009...............     $1.15       $1.35      10,108,573
          2008...............     $1.58       $1.15       9,813,911
          2007...............     $1.69       $1.58      11,396,807
          2006...............     $1.45       $1.69       8,782,744
          2005...............     $1.40       $1.45       3,816,015
          2004...............     $1.24       $1.40       1,080,553
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.35       $1.22      23,629,975
          2012...............     $1.27       $1.35      21,073,097
          2011...............     $1.15       $1.27      13,289,085
          2010...............     $1.11       $1.15       8,572,412
          2009...............     $1.02       $1.11       3,629,167
          2008...............     $1.05       $1.02       1,124,994
          2007...............     $1.00(i)    $1.05         154,073
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.04       $1.00       1,452,500
          2012...............     $0.99       $1.04       1,494,054
          2011...............     $1.00       $0.99         420,847
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $1.00       $1.28       1,356,292
          2012...............     $0.83       $1.00       1,343,676
          2011...............     $1.00       $0.83         268,126
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.89       $1.13         548,880
          2012...............     $0.76       $0.89         427,794
          2011...............     $1.00       $0.76         118,000
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.01       $1.30       2,589,752
          2012...............     $0.87       $1.01       2,145,084
          2011...............     $1.00       $0.87         724,644
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.05       $1.39       2,052,991
          2012...............     $0.91       $1.05       1,643,508
          2011...............     $1.00       $0.91         543,222
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.91       $1.09       1,966,317
          2012...............     $0.78       $0.91       1,810,058
          2011...............     $1.00       $0.78         771,718
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.95       $1.04       1,009,583
          2012...............     $0.82       $0.95         879,073
          2011...............     $1.00       $0.82         330,784
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.06       $1.02       2,037,334
          2012...............     $1.06       $1.06       1,929,636
          2011...............     $1.00       $1.06         582,981




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $2.02       $2.62       6,717,338
          2012...............     $1.76       $2.02       7,530,661
          2011...............     $1.83       $1.76       7,419,651
          2010...............     $1.59       $1.83       7,615,913
          2009...............     $1.19       $1.59       7,642,008
          2008...............     $2.09       $1.19       8,629,973
          2007...............     $1.81       $2.09       9,343,176
          2006...............     $1.64       $1.81       7,688,216
          2005...............     $1.42       $1.64       5,312,338
          2004...............     $1.25       $1.42       3,078,053
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.58       $2.00      14,557,083
          2012...............     $1.37       $1.58      17,599,739
          2011...............     $1.38       $1.37      21,352,064
          2010...............     $1.21       $1.38      24,915,650
          2009...............     $0.95       $1.21      27,284,312
          2008...............     $1.67       $0.95      29,577,985
          2007...............     $1.67       $1.67      26,600,191
          2006...............     $1.41       $1.67      22,919,185
          2005...............     $1.35       $1.41      17,786,919
          2004...............     $1.23       $1.35      12,175,897
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.34       $1.40       9,357,500
          2012...............     $1.19       $1.34       9,646,181
          2011...............     $1.16       $1.19       7,122,616
          2010...............     $1.03       $1.16       5,287,045
          2009...............     $0.73       $1.03       4,128,120
          2008...............     $0.98       $0.73       1,397,587
          2007...............     $1.00(i)    $0.98          57,424
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $2.58       $3.47       3,111,210
          2012...............     $2.28       $2.58       3,677,893
          2011...............     $2.59       $2.28       3,871,704
          2010...............     $2.04       $2.59       4,043,785
          2009...............     $1.48       $2.04       4,223,520
          2008...............     $2.47       $1.48       4,675,831
          2007...............     $2.17       $2.47       5,434,177
          2006...............     $1.95       $2.17       4,567,617
          2005...............     $1.68       $1.95       3,708,571
          2004...............     $1.36       $1.68       2,423,114
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.44       $1.83         500,492
          2012...............     $1.30       $1.44         541,377
          2011...............     $1.33       $1.30         492,369
          2010...............     $1.21       $1.33         446,561
          2009...............     $0.94       $1.21         483,216
          2008...............     $1.46       $0.94         564,094
          2007...............     $1.39       $1.46         744,188
          2006...............     $1.27       $1.39         832,026
          2005...............     $1.27       $1.27         836,888
          2004...............     $1.19       $1.27         625,835
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.66       $2.10       2,477,970
          2012...............     $1.47       $1.66       2,963,314
          2011...............     $1.50       $1.47       2,926,576
          2010...............     $1.37       $1.50       2,718,124
          2009...............     $1.10       $1.37       2,644,102
          2008...............     $1.77       $1.10       2,871,702
          2007...............     $1.73       $1.77       2,995,238
          2006...............     $1.48       $1.73       1,975,878
          2005...............     $1.35       $1.48       1,063,302
          2004...............     $1.21       $1.35         733,543

1.20% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.08       $1.46       5,447,134
          2012...............     $0.93       $1.08       6,314,379
          2011...............     $0.97       $0.93       4,710,281
          2010...............     $0.77       $0.97       3,842,778
          2009...............     $0.60       $0.77       2,902,356
          2008...............     $0.91       $0.60       1,603,585
          2007...............     $1.00(i)    $0.91          52,133
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.81       $2.47         840,704
          2012...............     $1.65       $1.81         965,313
          2011...............     $1.76       $1.65         890,218
          2010...............     $1.40       $1.76       1,042,458
          2009...............     $0.98       $1.40       1,173,548
          2008...............     $1.73       $0.98       1,305,943
          2007...............     $1.58       $1.73       1,388,660
          2006...............     $1.47       $1.58       1,257,807
          2005...............     $1.42       $1.47       1,128,904
          2004...............     $1.29       $1.42       1,095,875
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $3.15       $3.09       2,392,664
          2012...............     $2.82       $3.15       2,541,563
          2011...............     $3.39       $2.82       2,463,826
          2010...............     $2.92       $3.39       2,498,289
          2009...............     $1.71       $2.92       2,656,049
          2008...............     $3.66       $1.71       3,225,871
          2007...............     $2.88       $3.66       3,143,808
          2006...............     $2.27       $2.88       3,106,321
          2005...............     $1.81       $2.27       1,929,404
          2004...............     $1.47       $1.81         967,328
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.09       $1.08      11,007,068
          2012...............     $1.07       $1.09       9,646,201
          2011...............     $1.02       $1.07       5,159,798
          2010...............     $1.00       $1.02       2,185,960
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.04       1,228,063
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.89       $1.04       1,706,455
          2012...............     $0.79       $0.89       1,774,736
          2011...............     $0.84       $0.79       1,356,079
          2010...............     $0.73       $0.84         675,400
          2009...............     $0.59       $0.73         369,474
          2008...............     $0.94       $0.59         267,131
          2007...............     $1.00(i)    $0.94          72,541
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.02       $1.13      30,870,377
          2012...............     $0.93       $1.02      31,983,401
          2011...............     $0.95       $0.93      28,209,115
          2010...............     $0.86       $0.95      27,345,147
          2009...............     $0.73       $0.86      20,164,928
          2008...............     $0.97       $0.73       7,044,293
          2007...............     $1.00(i)    $0.97         948,553
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.12       $1.13       5,126,151
          2012...............     $1.08       $1.12       6,360,057
          2011...............     $1.06       $1.08       5,162,783
          2010...............     $1.00       $1.06       2,447,026
          2009...............     $0.94       $1.00       1,738,691
          2008...............     $1.01       $0.94         848,083
          2007...............     $1.00(i)    $1.01          82,427




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.94       $1.09      10,603,795
          2012...............     $0.85       $0.94      12,365,039
          2011...............     $0.89       $0.85      12,789,351
          2010...............     $0.79       $0.89      14,762,120
          2009...............     $0.64       $0.79      14,354,216
          2008...............     $0.95       $0.64       8,868,669
          2007...............     $1.00(i)    $0.95         588,114
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.06       $1.13      11,150,783
          2012...............     $1.00       $1.06      13,909,937
          2011...............     $1.00       $1.00      12,297,133
          2010...............     $0.92       $1.00       9,692,411
          2009...............     $0.83       $0.92       5,751,517
          2008...............     $0.99       $0.83         882,749
          2007...............     $1.00(i)    $0.99         159,543
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.58       $2.18       1,400,368
          2012...............     $1.41       $1.58       1,739,987
          2011...............     $1.52       $1.41         421,307
          2010...............     $1.29       $1.52          92,601
          2009...............     $0.79       $1.29          81,350
          2008...............     $1.57       $0.79          25,834
          2007...............     $1.36       $1.57          22,954
          2006...............     $1.34       $1.36          34,764
          2005...............     $1.26       $1.34          45,837
          2004...............     $1.19       $1.26          53,734
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.05       $1.39         479,110
          2012...............     $0.91       $1.05         327,085
          2011...............     $0.91       $0.91         181,531
          2010...............     $0.75       $0.91          95,179
          2009...............     $0.55       $0.75          12,145
          2008...............     $0.95       $0.55          10,870
          2007...............     $1.00(i)    $0.95           3,000
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.69       $2.27       5,273,401
          2012...............     $1.44       $1.69       5,819,582
          2011...............     $1.49       $1.44       3,680,465
          2010...............     $1.30       $1.49       2,182,921
          2009...............     $1.03       $1.30       1,095,183
          2008...............     $1.62       $1.03       1,193,482
          2007...............     $1.68       $1.62       1,243,723
          2006...............     $1.46       $1.68       1,359,859
          2005...............     $1.42       $1.46       1,244,736
          2004...............     $1.23       $1.42         705,527
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.60       $2.04         167,860
          2012...............     $1.43       $1.60         208,144
          2011...............     $1.45       $1.43         194,939
          2010...............     $1.34       $1.45         143,951
          2009...............     $1.06       $1.34         147,857
          2008...............     $1.54       $1.06         142,052
          2007...............     $1.45       $1.54         111,928
          2006...............     $1.27       $1.45          96,828
          2005...............     $1.22       $1.27         105,613
          2004...............     $1.17       $1.22          87,864

1.20% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.25       $1.54         416,801
          2012...............     $1.12       $1.25         393,690
          2011...............     $1.16       $1.12         337,326
          2010...............     $1.09       $1.16         332,108
          2009...............     $0.82       $1.09         388,062
          2008...............     $1.36       $0.82         488,993
          2007...............     $1.35       $1.36         548,771
          2006...............     $1.24       $1.35         574,036
          2005...............     $1.19       $1.24         553,543
          2004...............     $1.12       $1.19         588,181
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.71       $2.26         794,280
          2012...............     $1.51       $1.71         836,711
          2011...............     $1.57       $1.51         967,371
          2010...............     $1.41       $1.57       1,066,943
          2009...............     $1.15       $1.41         886,046
          2008...............     $1.72       $1.15         919,116
          2007...............     $1.70       $1.72         889,008
          2006...............     $1.48       $1.70         820,853
          2005...............     $1.37       $1.48         452,178
          2004...............     $1.21       $1.37         187,806
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $1.04       $1.41       6,255,275
          2012...............     $0.93       $1.04       7,221,258
          2011...............     $0.95       $0.93       5,832,175
          2010...............     $0.75       $0.95       4,807,829
          2009...............     $0.63       $0.75       4,009,969
          2008...............     $0.92       $0.63       2,017,863
          2007...............     $1.00       $0.92           7,920
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.58       $3.19       9,814,658
          2012...............     $2.19       $2.58      11,339,718
          2011...............     $2.39       $2.19       9,508,069
          2010...............     $2.23       $2.39       8,427,034
          2009...............     $1.80       $2.23       7,522,615
          2008...............     $2.46       $1.80       6,750,393
          2007...............     $1.73       $2.46       6,276,027
          2006...............     $1.45       $1.73       4,486,389
          2005...............     $1.18       $1.45       1,589,016
          2004...............     $1.06       $1.18         431,560
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.67       $2.04       2,230,540
          2012...............     $1.51       $1.67       2,062,041
          2011...............     $1.48       $1.51       1,167,500
          2010...............     $1.28       $1.48       1,048,635
          2009...............     $1.14       $1.28       1,342,970
          2008...............     $1.47       $1.14       1,414,020
          2007...............     $1.31       $1.47       1,371,834
          2006...............     $1.19       $1.31       1,433,432
          2005...............     $1.15       $1.19       1,288,429
          2004...............     $1.06       $1.15       1,242,649
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.83       $2.42       2,548,213
          2012...............     $1.56       $1.83       1,851,691
          2011...............     $1.56       $1.56       1,038,438
          2010...............     $1.30       $1.56         582,254
          2009...............     $1.06       $1.30         476,120
          2008...............     $1.65       $1.06         330,945
          2007...............     $1.46       $1.65         275,157
          2006...............     $1.27       $1.46         252,261
          2005...............     $1.18       $1.27         150,752
          2004...............     $1.09       $1.18          87,243




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.30       $1.38       3,673,532
          2012...............     $1.29       $1.30       4,061,074
          2011...............     $1.66       $1.29       3,360,676
          2010...............     $1.44       $1.66       2,762,869
          2009...............     $0.84       $1.44       2,416,111
          2008...............     $2.20       $0.84       2,110,306
          2007...............     $1.55       $2.20       2,073,223
          2006...............     $1.25       $1.55       1,333,276
          2005...............     $1.00(e)    $1.25         525,794
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.52       $2.05      17,000,732
          2012...............     $1.37       $1.52      20,692,005
          2011...............     $1.36       $1.37      18,807,710
          2010...............     $1.22       $1.36      19,299,678
          2009...............     $0.97       $1.22      18,316,890
          2008...............     $1.54       $0.97      16,830,092
          2007...............     $1.24       $1.54      13,613,389
          2006...............     $1.19       $1.24      10,186,222
          2005...............     $1.09       $1.19       2,926,186
          2004...............     $1.06       $1.09         408,391
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03         797,035
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $2.12       $2.62      17,067,450
          2012...............     $1.90       $2.12      19,885,607
          2011...............     $2.23       $1.90      18,385,073
          2010...............     $1.98       $2.23      17,143,516
          2009...............     $1.46       $1.98      16,969,418
          2008...............     $2.56       $1.46      17,668,990
          2007...............     $2.36       $2.56      15,189,892
          2006...............     $1.84       $2.36      13,200,487
          2005...............     $1.68       $1.84       9,171,847
          2004...............     $1.38       $1.68       5,193,099
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.82       $2.14       5,829,701
          2012...............     $1.56       $1.82       5,985,265
          2011...............     $1.70       $1.56       3,563,242
          2010...............     $1.50       $1.70       1,916,461
          2009...............     $1.20       $1.50         730,306
          2008...............     $2.09       $1.20         883,764
          2007...............     $1.75       $2.09         920,302
          2006...............     $1.46       $1.75         921,933
          2005...............     $1.27       $1.46         679,819
          2004...............     $1.13       $1.27         463,586
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $2.30       $3.58         352,116
          2012...............     $2.09       $2.30         435,255
          2011...............     $2.27       $2.09         432,613
          2010...............     $1.63       $2.27         353,274
          2009...............     $1.17       $1.63         337,041
          2008...............     $2.27       $1.17         379,332
          2007...............     $2.16       $2.27         361,770
          2006...............     $1.95       $2.16         426,209
          2005...............     $1.63       $1.95         406,914
          2004...............     $1.50       $1.63         447,856

1.20% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.88       $2.41       2,492,807
          2012...............     $1.67       $1.88       2,267,791
          2011...............     $1.70       $1.67         494,072
          2010...............     $1.31       $1.70         231,866
          2009...............     $0.90       $1.31         178,342
          2008...............     $1.44       $0.90          69,522
          2007...............     $1.29       $1.44          66,127
          2006...............     $1.20       $1.29          51,449
          2005...............     $1.00(e)    $1.20          14,252
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.05          49,519
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05          12,939
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04          21,114
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.33       $3.60       1,315,654
          2012...............     $1.85       $2.33       1,426,506
          2011...............     $1.98       $1.85       1,207,055
          2010...............     $1.78       $1.98       1,093,391
          2009...............     $1.25       $1.78         994,130
          2008...............     $1.92       $1.25         952,995
          2007...............     $1.56       $1.92       1,171,711
          2006...............     $1.46       $1.56         611,958
          2005...............     $1.26       $1.46         608,978
          2004...............     $1.10       $1.26         329,343
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.48       $2.09       2,308,321
          2012...............     $1.42       $1.48       2,932,193
          2011...............     $1.61       $1.42       2,836,602
          2010...............     $1.26       $1.61       2,673,878
          2009...............     $0.95       $1.26       2,735,285
          2008...............     $1.58       $0.95       3,027,675
          2007...............     $1.41       $1.58       2,720,733
          2006...............     $1.36       $1.41       2,225,731
          2005...............     $1.22       $1.36       1,282,022
          2004...............     $1.08       $1.22         734,842
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $2.12       $2.80       3,588,785
          2012...............     $1.81       $2.12       4,375,333
          2011...............     $2.10       $1.81       5,044,484
          2010...............     $1.68       $2.10       5,329,223
          2009...............     $1.32       $1.68       6,027,360
          2008...............     $1.80       $1.32       6,840,939
          2007...............     $1.90       $1.80       7,110,184
          2006...............     $1.65       $1.90       5,599,389
          2005...............     $1.60       $1.65       4,239,998
          2004...............     $1.41       $1.60       2,432,793
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.54       $2.06       1,444,808
          2012...............     $1.31       $1.54         981,926
          2011...............     $1.43       $1.31         995,410
          2010...............     $1.22       $1.43         676,764
          2009...............     $0.98       $1.22         449,171
          2008...............     $1.49       $0.98         443,890
          2007...............     $1.48       $1.49         449,815
          2006...............     $1.29       $1.48         450,596
          2005...............     $1.25       $1.29         471,374
          2004...............     $1.10       $1.25         376,198




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.85       $2.19       4,042,067
          2012...............     $1.65       $1.85       4,383,455
          2011...............     $1.65       $1.65       4,355,591
          2010...............     $1.54       $1.65       4,142,513
          2009...............     $1.24       $1.54       3,509,989
          2008...............     $1.50       $1.24       4,304,773
          2007...............     $1.38       $1.50       4,258,890
          2006...............     $1.26       $1.38       3,321,846
          2005...............     $1.19       $1.26       1,770,552
          2004...............     $1.11       $1.19       1,000,508
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $2.02       $2.61       2,229,431
          2012...............     $1.65       $2.02       2,598,937
          2011...............     $1.79       $1.65       2,923,571
          2010...............     $1.70       $1.79       3,018,378
          2009...............     $1.18       $1.70       2,744,939
          2008...............     $2.15       $1.18       2,546,305
          2007...............     $1.59       $2.15       2,173,935
          2006...............     $1.47       $1.59       1,649,793
          2005...............     $1.33       $1.47         969,860
          2004...............     $1.14       $1.33         490,845
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.83       $3.19       8,427,162
          2012...............     $2.53       $2.83       9,597,534
          2011...............     $3.78       $2.53       9,198,560
          2010...............     $3.06       $3.78       8,077,580
          2009...............     $1.73       $3.06       8,686,829
          2008...............     $3.67       $1.73       9,785,997
          2007...............     $2.90       $3.67       6,989,389
          2006...............     $2.00       $2.90       5,118,011
          2005...............     $1.53       $2.00       2,425,839
          2004...............     $1.31       $1.53       1,357,080
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.06       $1.32       6,153,844
          2012...............     $0.97       $1.06       6,374,977
          2011...............     $1.01       $0.97       4,182,183
          2010...............     $0.89       $1.01       3,109,873
          2009...............     $0.67       $0.89       2,030,405
          2008...............     $0.95       $0.67       1,127,248
          2007...............     $1.00(i)    $0.95           8,020
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.61       $2.07      10,312,019
          2012...............     $1.40       $1.61      11,890,190
          2011...............     $1.41       $1.40       9,940,079
          2010...............     $1.27       $1.41       9,013,392
          2009...............     $0.92       $1.27       7,475,220
          2008...............     $1.48       $0.92       6,155,841
          2007...............     $1.35       $1.48       2,663,281
          2006...............     $1.28       $1.35         249,928
          2005...............     $1.24       $1.28         215,962
          2004...............     $1.15       $1.24         213,414
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.47       $1.99         151,506
          2012...............     $1.28       $1.47         180,815
          2011...............     $1.38       $1.28         147,140
          2010...............     $1.08       $1.38         140,074
          2009...............     $0.77       $1.08         125,388
          2008...............     $1.62       $0.77         110,458
          2007...............     $1.49       $1.62         135,748
          2006...............     $1.48       $1.49         249,154
          2005...............     $1.45       $1.48         271,698
          2004...............     $1.29       $1.45         336,594

1.20% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $2.16       $3.01       1,053,839
          2012...............     $1.81       $2.16       1,228,095
          2011...............     $2.04       $1.81       1,282,976
          2010...............     $1.52       $2.04       1,251,643
          2009...............     $0.94       $1.52       1,467,352
          2008...............     $1.58       $0.94       1,717,399
          2007...............     $1.56       $1.58       2,042,933
          2006...............     $1.40       $1.56       2,253,749
          2005...............     $1.35       $1.40       2,360,130
          2004...............     $1.29       $1.35       2,214,794
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.79       $2.40      17,265,512
          2012...............     $1.57       $1.79      20,249,349
          2011...............     $1.59       $1.57      18,576,262
          2010...............     $1.45       $1.59      17,527,385
          2009...............     $1.20       $1.45      15,204,223
          2008...............     $1.80       $1.20      11,111,684
          2007...............     $1.70       $1.80       4,671,717
          2006...............     $1.43       $1.70         737,678
          2005...............     $1.35       $1.43         517,851
          2004...............     $1.19       $1.35         429,318
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.78       $0.76       7,478,357
          2012...............     $0.66       $0.78       6,454,251
          2011...............     $0.82       $0.66       4,701,864
          2010...............     $0.70       $0.82       3,094,080
          2009...............     $0.41       $0.70       2,139,316
          2008...............     $0.97       $0.41       1,077,716
          2007...............     $1.00(i)    $0.97         196,735
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.95       $1.29         158,133
          2012...............     $0.87       $0.95         158,519
          2011...............     $0.91       $0.87         163,173
          2010...............     $0.75       $0.91          76,649
          2009...............     $0.58       $0.75          39,359
          2008...............     $0.96       $0.58          44,168
          2007...............     $1.00(i)    $0.96          12,411
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.45       $1.85         645,232
          2012...............     $1.29       $1.45         706,958
          2011...............     $1.32       $1.29         524,826
          2010...............     $1.23       $1.32         561,723
          2009...............     $0.86       $1.23         620,350
          2008...............     $1.60       $0.86         654,508
          2007...............     $1.42       $1.60         744,775
          2006...............     $1.34       $1.42         828,465
          2005...............     $1.29       $1.34         742,315
          2004...............     $1.23       $1.29         673,525
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.45       $0.44      15,212,328
          2012...............     $0.39       $0.45      16,743,390
          2011...............     $0.41       $0.39      19,937,969
          2010...............     $0.36       $0.41      22,053,508
          2009...............     $0.29       $0.36      24,369,540
          2008...............     $1.38       $0.29      19,028,320
          2007...............     $1.40       $1.38      11,888,614
          2006...............     $1.30       $1.40       8,662,620
          2005...............     $1.29       $1.30       5,728,386
          2004...............     $1.20       $1.29       3,216,830




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $2.53       $3.14       1,362,092
          2012...............     $2.10       $2.53         765,997
          2011...............     $2.30       $2.10         583,829
          2010...............     $2.03       $2.30         548,899
          2009...............     $1.48       $2.03         597,372
          2008...............     $2.63       $1.48         623,003
          2007...............     $2.36       $2.63         667,258
          2006...............     $1.85       $2.36         713,143
          2005...............     $1.63       $1.85         643,404
          2004...............     $1.40       $1.63         673,232
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $1.02       $1.42         294,351
          2012...............     $0.88       $1.02         293,149
          2011...............     $0.91       $0.88         168,347
          2010...............     $0.75       $0.91         143,636
          2009...............     $0.56       $0.75         115,721
          2008...............     $0.91       $0.56          68,773
          2007...............     $1.00(i)    $0.91          10,657
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.05          99,112
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.06       $1.05      16,193,686
          2012...............     $1.02       $1.06      15,477,943
          2011...............     $1.02       $1.02       9,223,569
          2010...............     $1.00       $1.02       3,988,054
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.14       $1.11      38,719,776
          2012...............     $1.06       $1.14      34,287,751
          2011...............     $1.03       $1.06      18,030,721
          2010...............     $1.00       $1.03       6,549,694
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.46       $1.91         863,336
          2012...............     $1.24       $1.46         802,782
          2011...............     $1.23       $1.24         432,012
          2010...............     $1.11       $1.23         251,120
          2009...............     $0.87       $1.11         258,445
          2008...............     $1.59       $0.87         281,879
          2007...............     $1.69       $1.59         511,524
          2006...............     $1.48       $1.69         361,239
          2005...............     $1.41       $1.48         290,135
          2004...............     $1.24       $1.41         244,416
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.41       $1.90         355,459
          2012...............     $1.20       $1.41         370,686
          2011...............     $1.28       $1.20         336,904
          2010...............     $1.13       $1.28         470,362
          2009...............     $0.88       $1.13         495,850
          2008...............     $1.45       $0.88         829,124
          2007...............     $1.56       $1.45         856,683
          2006...............     $1.37       $1.56         787,841
          2005...............     $1.31       $1.37         610,385
          2004...............     $1.20       $1.31         440,423
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.57       $1.98         634,453
          2012...............     $1.30       $1.57         770,534
          2011...............     $1.59       $1.30         855,221
          2010...............     $1.46       $1.59       1,006,131
          2009...............     $1.18       $1.46       1,132,584
          2008...............     $2.14       $1.18       1,295,862
          2007...............     $2.00       $2.14       1,479,790
          2006...............     $1.58       $2.00       1,617,912
          2005...............     $1.43       $1.58       1,928,701
          2004...............     $1.24       $1.43       1,894,571

1.20% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.67       $2.26         151,634
          2012...............     $1.45       $1.67         131,164
          2011...............     $1.55       $1.45         138,221
          2010...............     $1.31       $1.55          86,761
          2009...............     $1.00       $1.31          84,939
          2008...............     $1.66       $1.00         143,649
          2007...............     $1.59       $1.66         138,017
          2006...............     $1.48       $1.59          39,821
          2005...............     $1.36       $1.48          35,583
          2004...............     $1.25       $1.36          35,473
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.52       $2.16         842,546
          2012...............     $1.35       $1.52       1,021,911
          2011...............     $1.66       $1.35       1,146,897
          2010...............     $1.39       $1.66         523,013
          2009...............     $0.86       $1.39         215,109
          2008...............     $1.38       $0.86         150,750
          2007...............     $1.33       $1.38         145,602
          2006...............     $1.27       $1.33         244,923
          2005...............     $1.22       $1.27         270,795
          2004...............     $1.17       $1.22         134,217
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.02       $1.09       2,644,511
          2012...............     $1.00       $1.02       2,567,800
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03           3,000
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.02       $1.16       9,575,130
          2012...............     $1.00       $1.02       6,552,659
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.02       $1.13       3,746,170
          2012...............     $1.00       $1.02       2,838,755



1.35% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.35       $1.32      18,886,040
          2012...............     $1.28       $1.35      11,096,344
          2011...............     $1.20       $1.28      11,897,194
          2010...............     $1.11       $1.20      13,497,723
          2009...............     $0.97       $1.11      13,960,868
          2008...............     $1.14       $0.97      13,486,772
          2007...............     $1.13       $1.14      15,160,550
          2006...............     $1.09       $1.13      11,182,508
          2005...............     $1.08       $1.09       8,486,248
          2004...............     $1.04       $1.08       5,158,518
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $2.19       $2.86       2,662,771
          2012...............     $1.89       $2.19       2,476,678
          2011...............     $1.96       $1.89       2,730,528
          2010...............     $1.58       $1.96       3,011,571
          2009...............     $1.17       $1.58       3,388,379
          2008...............     $1.87       $1.17       3,694,654
          2007...............     $1.77       $1.87       3,382,908
          2006...............     $1.63       $1.77       2,575,873
          2005...............     $1.48       $1.63       1,924,438
          2004...............     $1.29       $1.48       1,129,429




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.57       $2.05       6,665,323
          2012...............     $1.38       $1.57         894,577
          2011...............     $1.38       $1.38         918,705
          2010...............     $1.22       $1.38         923,906
          2009...............     $0.98       $1.22         942,434
          2008...............     $1.59       $0.98       1,106,014
          2007...............     $1.53       $1.59       1,516,239
          2006...............     $1.35       $1.53       1,590,078
          2005...............     $1.31       $1.35       1,551,330
          2004...............     $1.20       $1.31       1,452,530
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.56       $1.53       7,381,293
          2012...............     $1.36       $1.56       3,216,359
          2011...............     $1.38       $1.36       2,900,819
          2010...............     $1.23       $1.38       2,721,463
          2009...............     $1.06       $1.23       2,691,579
          2008...............     $1.03       $1.06       2,388,583
          2007...............     $0.95       $1.03       2,192,905
          2006...............     $0.93       $0.95         958,309
          2005...............     $1.00(e)    $0.93          97,410
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06      17,201,468
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $1.01       $1.00       3,539,612
          2012...............     $1.03       $1.01       2,331,925
          2011...............     $1.04       $1.03       2,563,367
          2010...............     $1.06       $1.04       3,173,875
          2009...............     $1.07       $1.06       2,871,616
          2008...............     $1.06       $1.07       4,674,406
          2007...............     $1.03       $1.06       3,998,073
          2006...............     $1.00       $1.03       2,566,935
          2005...............     $0.99       $1.00       2,537,178
          2004...............     $0.99       $0.99       1,683,971
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.18       $1.14       7,159,225
          2012...............     $1.16       $1.18       2,457,223
          2011...............     $1.10       $1.16       2,870,695
          2010...............     $1.05       $1.10       3,386,171
          2009...............     $0.98       $1.05       3,384,255
          2008...............     $1.14       $0.98       3,517,917
          2007...............     $1.12       $1.14       4,526,118
          2006...............     $1.08       $1.12       3,931,682
          2005...............     $1.06       $1.08       3,374,319
          2004...............     $1.03       $1.06       2,715,037
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $2.65       $2.64       4,064,224
          2012...............     $2.28       $2.65       1,943,867
          2011...............     $2.19       $2.28       2,000,358
          2010...............     $1.72       $2.19       2,210,290
          2009...............     $1.40       $1.72       2,589,277
          2008...............     $2.23       $1.40       2,604,412
          2007...............     $2.68       $2.23       2,664,447
          2006...............     $2.08       $2.68       2,383,375
          2005...............     $1.90       $2.08       2,080,831
          2004...............     $1.42       $1.90       1,631,551
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.52       $0.63         128,886
          2012...............     $0.46       $0.52         118,575
          2011...............     $0.58       $0.46         140,432
          2010...............     $0.56       $0.58         109,622
          2009...............     $0.42       $0.56         110,054
          2008...............     $0.92       $0.42          50,692
          2007...............     $1.00       $0.92          13,930

1.35% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.05       9,120,545
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.51       $2.02         213,762
          2012...............     $1.34       $1.51         262,884
          2011...............     $1.32       $1.34         218,969
          2010...............     $1.17       $1.32         259,116
          2009...............     $1.01       $1.17         311,964
          2008...............     $1.57       $1.01         351,224
          2007...............     $1.60       $1.57         346,466
          2006...............     $1.39       $1.60         301,322
          2005...............     $1.34       $1.39         297,018
          2004...............     $1.21       $1.34         257,536
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.44       $1.94       2,260,349
          2012...............     $1.28       $1.44       2,843,187
          2011...............     $1.29       $1.28       3,157,654
          2010...............     $1.13       $1.29       3,884,726
          2009...............     $0.85       $1.13       4,431,107
          2008...............     $1.47       $0.85       5,338,398
          2007...............     $1.24       $1.47       6,322,688
          2006...............     $1.30       $1.24       6,592,468
          2005...............     $1.29       $1.30       5,504,348
          2004...............     $1.18       $1.29       3,608,359
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.68       $2.18       4,619,086
          2012...............     $1.49       $1.68       3,245,768
          2011...............     $1.49       $1.49       3,140,645
          2010...............     $1.34       $1.49       3,154,759
          2009...............     $1.13       $1.34       3,365,874
          2008...............     $1.57       $1.13       3,486,274
          2007...............     $1.68       $1.57       3,937,219
          2006...............     $1.44       $1.68       3,198,081
          2005...............     $1.39       $1.44       1,694,824
          2004...............     $1.24       $1.39         924,798
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.34       $1.21      15,316,221
          2012...............     $1.26       $1.34       4,168,772
          2011...............     $1.15       $1.26       2,789,888
          2010...............     $1.11       $1.15       1,746,454
          2009...............     $1.02       $1.11         755,470
          2008...............     $1.05       $1.02         315,944
          2007...............     $1.00(i)    $1.05          43,636
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.04       $1.00         831,781
          2012...............     $0.99       $1.04         247,886
          2011...............     $1.00       $0.99          70,258
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $1.00       $1.28       1,768,504
          2012...............     $0.83       $1.00         266,012
          2011...............     $1.00       $0.83          24,691
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.89       $1.13         975,173
          2012...............     $0.76       $0.89          62,393
          2011...............     $1.00       $0.76           7,241
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.01       $1.29       3,177,223
          2012...............     $0.87       $1.01         260,822
          2011...............     $1.00       $0.87          66,969
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.05       $1.38       1,250,080
          2012...............     $0.91       $1.05         266,774
          2011...............     $1.00       $0.91         119,017




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.91       $1.09       4,809,221
          2012...............     $0.78       $0.91         183,687
          2011...............     $1.00       $0.78          55,697
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.95       $1.04       1,356,264
          2012...............     $0.81       $0.95         214,328
          2011...............     $1.00       $0.81          56,765
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.06       $1.01       2,197,116
          2012...............     $1.06       $1.06         851,815
          2011...............     $1.00       $1.06       1,118,702
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.99       $2.57       4,557,657
          2012...............     $1.74       $1.99       2,197,176
          2011...............     $1.81       $1.74       2,394,000
          2010...............     $1.57       $1.81       2,592,279
          2009...............     $1.18       $1.57       2,774,309
          2008...............     $2.08       $1.18       2,866,070
          2007...............     $1.80       $2.08       3,122,853
          2006...............     $1.63       $1.80       2,917,848
          2005...............     $1.42       $1.63       1,966,384
          2004...............     $1.25       $1.42       1,095,190
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.56       $1.97       6,309,972
          2012...............     $1.35       $1.56       5,197,207
          2011...............     $1.36       $1.35       6,340,622
          2010...............     $1.20       $1.36       7,818,765
          2009...............     $0.94       $1.20       8,541,006
          2008...............     $1.66       $0.94       9,351,396
          2007...............     $1.66       $1.66       9,341,506
          2006...............     $1.40       $1.66       8,340,655
          2005...............     $1.35       $1.40       7,251,137
          2004...............     $1.23       $1.35       4,911,473
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.33       $1.38       3,891,192
          2012...............     $1.18       $1.33       1,947,926
          2011...............     $1.15       $1.18       1,434,099
          2010...............     $1.03       $1.15       1,228,372
          2009...............     $0.73       $1.03       1,190,899
          2008...............     $0.98       $0.73         449,315
          2007...............     $1.00(i)    $0.98          63,706
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $2.54       $3.41       1,505,540
          2012...............     $2.25       $2.54       1,185,208
          2011...............     $2.56       $2.25       1,335,188
          2010...............     $2.02       $2.56       1,826,115
          2009...............     $1.46       $2.02       2,091,378
          2008...............     $2.45       $1.46       2,259,868
          2007...............     $2.16       $2.45       2,478,175
          2006...............     $1.95       $2.16       2,390,509
          2005...............     $1.67       $1.95       1,978,108
          2004...............     $1.36       $1.67       1,450,448
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.42       $1.80         351,040
          2012...............     $1.28       $1.42         372,565
          2011...............     $1.32       $1.28         435,286
          2010...............     $1.20       $1.32         563,298
          2009...............     $0.94       $1.20         730,865
          2008...............     $1.45       $0.94         721,627
          2007...............     $1.38       $1.45         729,961
          2006...............     $1.26       $1.38         697,531
          2005...............     $1.27       $1.26         656,498
          2004...............     $1.19       $1.27         437,111

1.35% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.63       $2.07         484,190
          2012...............     $1.45       $1.63         576,111
          2011...............     $1.48       $1.45         828,340
          2010...............     $1.35       $1.48         953,370
          2009...............     $1.09       $1.35         981,352
          2008...............     $1.75       $1.09       1,111,912
          2007...............     $1.72       $1.75       1,284,209
          2006...............     $1.47       $1.72       1,074,999
          2005...............     $1.35       $1.47         822,813
          2004...............     $1.21       $1.35         631,624
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.08       $1.45       4,029,469
          2012...............     $0.92       $1.08       1,095,719
          2011...............     $0.97       $0.92         825,351
          2010...............     $0.77       $0.97         649,490
          2009...............     $0.60       $0.77         557,201
          2008...............     $0.91       $0.60         288,350
          2007...............     $1.00(i)    $0.91              --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.79       $2.43         378,482
          2012...............     $1.63       $1.79         391,063
          2011...............     $1.74       $1.63         410,683
          2010...............     $1.38       $1.74         443,722
          2009...............     $0.97       $1.38         533,625
          2008...............     $1.72       $0.97         510,505
          2007...............     $1.57       $1.72         620,970
          2006...............     $1.46       $1.57         473,441
          2005...............     $1.41       $1.46         495,260
          2004...............     $1.28       $1.41         452,413
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $3.10       $3.04       1,230,636
          2012...............     $2.78       $3.10         797,780
          2011...............     $3.35       $2.78         856,842
          2010...............     $2.89       $3.35         914,992
          2009...............     $1.70       $2.89       1,033,389
          2008...............     $3.63       $1.70       1,229,138
          2007...............     $2.86       $3.63       1,245,857
          2006...............     $2.26       $2.86       1,203,350
          2005...............     $1.80       $2.26         837,886
          2004...............     $1.46       $1.80         364,793
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.08       $1.07       9,903,650
          2012...............     $1.07       $1.08       1,906,327
          2011...............     $1.02       $1.07         833,207
          2010...............     $1.00       $1.02         275,955
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.04      10,479,122
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.88       $1.03       1,109,583
          2012...............     $0.79       $0.88          99,086
          2011...............     $0.84       $0.79         191,837
          2010...............     $0.73       $0.84         122,460
          2009...............     $0.59       $0.73          33,996
          2008...............     $0.94       $0.59          12,241
          2007...............     $1.00(i)    $0.94           3,708




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.01       $1.12      11,665,811
          2012...............     $0.93       $1.01       5,923,293
          2011...............     $0.95       $0.93       6,317,924
          2010...............     $0.85       $0.95       6,066,487
          2009...............     $0.73       $0.85       3,548,453
          2008...............     $0.97       $0.73       1,135,515
          2007...............     $1.00(i)    $0.97         277,406
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.11       $1.12       2,195,471
          2012...............     $1.07       $1.11       1,616,393
          2011...............     $1.05       $1.07       1,273,823
          2010...............     $0.99       $1.05         959,558
          2009...............     $0.94       $0.99         429,075
          2008...............     $1.01       $0.94         130,818
          2007...............     $1.00(i)    $1.01              --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.94       $1.08       1,945,731
          2012...............     $0.84       $0.94       1,544,179
          2011...............     $0.89       $0.84       1,559,413
          2010...............     $0.78       $0.89       1,468,181
          2009...............     $0.64       $0.78       1,889,704
          2008...............     $0.95       $0.64         865,190
          2007...............     $1.00(i)    $0.95          77,329
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.06       $1.12       8,543,857
          2012...............     $0.99       $1.06       6,686,962
          2011...............     $0.99       $0.99       6,043,801
          2010...............     $0.92       $0.99       4,195,265
          2009...............     $0.83       $0.92       1,976,033
          2008...............     $0.99       $0.83       1,219,186
          2007...............     $1.00(i)    $0.99         243,324
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.55       $2.14         404,442
          2012...............     $1.39       $1.55         467,857
          2011...............     $1.50       $1.39          26,853
          2010...............     $1.27       $1.50          15,194
          2009...............     $0.78       $1.27          17,181
          2008...............     $1.55       $0.78          28,490
          2007...............     $1.35       $1.55           7,422
          2006...............     $1.33       $1.35         166,492
          2005...............     $1.26       $1.33         151,456
          2004...............     $1.19       $1.26          82,490
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.04       $1.38         837,107
          2012...............     $0.90       $1.04         102,584
          2011...............     $0.91       $0.90          15,659
          2010...............     $0.75       $0.91          10,280
          2009...............     $0.55       $0.75           3,595
          2008...............     $0.95       $0.55           2,600
          2007...............     $1.00(i)    $0.95              --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.23       $1.51         261,932
          2012...............     $1.11       $1.23         125,122
          2011...............     $1.14       $1.11         148,966
          2010...............     $1.08       $1.14         144,399
          2009...............     $0.82       $1.08         131,874
          2008...............     $1.35       $0.82         137,838
          2007...............     $1.34       $1.35         156,668
          2006...............     $1.23       $1.34         159,762
          2005...............     $1.19       $1.23         177,349
          2004...............     $1.12       $1.19         170,466

1.35% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.69       $2.22         298,370
          2012...............     $1.49       $1.69         287,535
          2011...............     $1.55       $1.49         399,615
          2010...............     $1.40       $1.55         497,280
          2009...............     $1.14       $1.40         778,220
          2008...............     $1.71       $1.14         761,808
          2007...............     $1.69       $1.71         636,593
          2006...............     $1.48       $1.69         611,730
          2005...............     $1.36       $1.48         565,198
          2004...............     $1.21       $1.36         292,950
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.67       $2.23       5,427,847
          2012...............     $1.42       $1.67       1,499,803
          2011...............     $1.47       $1.42       1,091,899
          2010...............     $1.29       $1.47         812,362
          2009...............     $1.02       $1.29         734,979
          2008...............     $1.61       $1.02         911,105
          2007...............     $1.67       $1.61         991,699
          2006...............     $1.46       $1.67       1,591,855
          2005...............     $1.42       $1.46       1,516,246
          2004...............     $1.22       $1.42         908,628
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.58       $2.01          47,766
          2012...............     $1.41       $1.58          83,068
          2011...............     $1.43       $1.41          93,321
          2010...............     $1.33       $1.43          59,676
          2009...............     $1.05       $1.33          62,063
          2008...............     $1.53       $1.05          58,151
          2007...............     $1.44       $1.53          57,671
          2006...............     $1.27       $1.44          52,467
          2005...............     $1.22       $1.27          55,657
          2004...............     $1.17       $1.22          49,017
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $1.03       $1.39       4,253,242
          2012...............     $0.92       $1.03       1,182,963
          2011...............     $0.94       $0.92         847,090
          2010...............     $0.74       $0.94         654,005
          2009...............     $0.62       $0.74         573,935
          2008...............     $0.92       $0.62         275,741
          2007...............     $1.00       $0.92          10,525
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.55       $3.14       4,391,925
          2012...............     $2.16       $2.55       2,348,849
          2011...............     $2.36       $2.16       2,099,333
          2010...............     $2.21       $2.36       2,259,782
          2009...............     $1.79       $2.21       2,141,317
          2008...............     $2.44       $1.79       1,976,889
          2007...............     $1.72       $2.44       1,639,480
          2006...............     $1.45       $1.72         896,682
          2005...............     $1.18       $1.45         407,361
          2004...............     $1.06       $1.18         149,437
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.65       $2.01       1,195,949
          2012...............     $1.49       $1.65         579,114
          2011...............     $1.47       $1.49         432,378
          2010...............     $1.27       $1.47         409,578
          2009...............     $1.14       $1.27         418,382
          2008...............     $1.46       $1.14         499,991
          2007...............     $1.30       $1.46         684,971
          2006...............     $1.18       $1.30         694,301
          2005...............     $1.14       $1.18         628,717
          2004...............     $1.06       $1.14         532,789




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.81       $2.38       4,930,871
          2012...............     $1.54       $1.81         202,168
          2011...............     $1.54       $1.54         188,187
          2010...............     $1.29       $1.54         171,300
          2009...............     $1.06       $1.29         189,460
          2008...............     $1.64       $1.06         205,547
          2007...............     $1.46       $1.64         229,585
          2006...............     $1.26       $1.46         184,112
          2005...............     $1.17       $1.26          76,509
          2004...............     $1.09       $1.17          50,870
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.28       $1.36       1,309,886
          2012...............     $1.28       $1.28       1,016,951
          2011...............     $1.65       $1.28       1,109,710
          2010...............     $1.43       $1.65       1,091,808
          2009...............     $0.83       $1.43       1,151,140
          2008...............     $2.19       $0.83         965,881
          2007...............     $1.55       $2.19         605,879
          2006...............     $1.25       $1.55         291,183
          2005...............     $1.00(e)    $1.25         130,524
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.50       $2.02       4,980,529
          2012...............     $1.35       $1.50       4,399,380
          2011...............     $1.34       $1.35       4,191,619
          2010...............     $1.21       $1.34       4,657,745
          2009...............     $0.96       $1.21       4,594,438
          2008...............     $1.53       $0.96       4,356,626
          2007...............     $1.23       $1.53       4,054,688
          2006...............     $1.19       $1.23       2,942,310
          2005...............     $1.08       $1.19       1,105,821
          2004...............     $1.06       $1.08         223,799
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03       3,853,416
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $2.09       $2.58       5,389,780
          2012...............     $1.87       $2.09       4,561,518
          2011...............     $2.20       $1.87       4,436,015
          2010...............     $1.96       $2.20       4,585,659
          2009...............     $1.45       $1.96       4,852,274
          2008...............     $2.54       $1.45       5,185,923
          2007...............     $2.35       $2.54       4,916,952
          2006...............     $1.83       $2.35       4,421,082
          2005...............     $1.67       $1.83       3,796,446
          2004...............     $1.38       $1.67       2,306,885
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.79       $2.11       5,190,600
          2012...............     $1.54       $1.79       1,295,270
          2011...............     $1.68       $1.54         764,566
          2010...............     $1.49       $1.68         372,395
          2009...............     $1.19       $1.49         231,342
          2008...............     $2.08       $1.19         313,901
          2007...............     $1.74       $2.08         327,698
          2006...............     $1.46       $1.74         305,687
          2005...............     $1.27       $1.46         250,536
          2004...............     $1.13       $1.27         207,174

1.35% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $2.27       $3.52         214,066
          2012...............     $2.06       $2.27         105,439
          2011...............     $2.24       $2.06         123,996
          2010...............     $1.61       $2.24         144,900
          2009...............     $1.16       $1.61         159,029
          2008...............     $2.26       $1.16         181,059
          2007...............     $2.15       $2.26         177,821
          2006...............     $1.94       $2.15         175,916
          2005...............     $1.63       $1.94         158,321
          2004...............     $1.50       $1.63         183,198
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.86       $2.38       4,379,874
          2012...............     $1.66       $1.86         511,219
          2011...............     $1.69       $1.66         164,160
          2010...............     $1.30       $1.69          96,501
          2009...............     $0.90       $1.30          40,671
          2008...............     $1.43       $0.90          18,292
          2007...............     $1.29       $1.43          22,906
          2006...............     $1.20       $1.29          14,270
          2005...............     $1.00(e)    $1.20           2,915
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.05       4,038,237
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05         588,776
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04         122,977
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.30       $3.55       1,166,204
          2012...............     $1.82       $2.30         493,105
          2011...............     $1.96       $1.82         491,374
          2010...............     $1.76       $1.96         465,561
          2009...............     $1.24       $1.76         484,944
          2008...............     $1.90       $1.24         446,016
          2007...............     $1.55       $1.90         392,135
          2006...............     $1.46       $1.55         345,611
          2005...............     $1.26       $1.46         275,524
          2004...............     $1.10       $1.26         176,188
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.46       $2.06       1,269,735
          2012...............     $1.40       $1.46         835,259
          2011...............     $1.59       $1.40         755,449
          2010...............     $1.25       $1.59         852,538
          2009...............     $0.94       $1.25         943,709
          2008...............     $1.57       $0.94       1,019,073
          2007...............     $1.40       $1.57         985,866
          2006...............     $1.35       $1.40         828,204
          2005...............     $1.21       $1.35         567,530
          2004...............     $1.08       $1.21         283,185
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $2.09       $2.75       1,529,764
          2012...............     $1.78       $2.09       1,341,163
          2011...............     $2.07       $1.78       1,575,785
          2010...............     $1.66       $2.07       1,776,058
          2009...............     $1.30       $1.66       2,009,898
          2008...............     $1.79       $1.30       2,345,233
          2007...............     $1.89       $1.79       2,584,782
          2006...............     $1.64       $1.89       2,151,293
          2005...............     $1.60       $1.64       1,625,997
          2004...............     $1.41       $1.60         829,993




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.52       $2.03       4,246,290
          2012...............     $1.30       $1.52         199,855
          2011...............     $1.42       $1.30         178,920
          2010...............     $1.21       $1.42         224,507
          2009...............     $0.97       $1.21         149,019
          2008...............     $1.49       $0.97         141,353
          2007...............     $1.48       $1.49         212,811
          2006...............     $1.28       $1.48         177,112
          2005...............     $1.24       $1.28         187,132
          2004...............     $1.10       $1.24         109,260
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.82       $2.15       1,299,862
          2012...............     $1.63       $1.82         928,643
          2011...............     $1.63       $1.63         912,211
          2010...............     $1.53       $1.63         945,459
          2009...............     $1.23       $1.53         910,694
          2008...............     $1.49       $1.23         974,916
          2007...............     $1.37       $1.49         978,608
          2006...............     $1.26       $1.37         886,029
          2005...............     $1.18       $1.26         425,770
          2004...............     $1.11       $1.18         258,244
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.99       $2.57       2,941,364
          2012...............     $1.63       $1.99       1,600,225
          2011...............     $1.77       $1.63       1,791,030
          2010...............     $1.69       $1.77       2,309,015
          2009...............     $1.17       $1.69       2,159,565
          2008...............     $2.13       $1.17       2,100,070
          2007...............     $1.58       $2.13       1,804,287
          2006...............     $1.47       $1.58         888,752
          2005...............     $1.32       $1.47         654,822
          2004...............     $1.14       $1.32         266,491
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.79       $3.14       2,357,014
          2012...............     $2.49       $2.79       2,198,128
          2011...............     $3.74       $2.49       2,325,809
          2010...............     $3.03       $3.74       2,499,283
          2009...............     $1.72       $3.03       2,745,288
          2008...............     $3.64       $1.72       3,170,181
          2007...............     $2.88       $3.64       2,503,151
          2006...............     $1.99       $2.88       2,000,468
          2005...............     $1.53       $1.99       1,171,170
          2004...............     $1.31       $1.53         509,541
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.05       $1.30       5,369,859
          2012...............     $0.96       $1.05       1,387,732
          2011...............     $1.00       $0.96         843,706
          2010...............     $0.88       $1.00         516,363
          2009...............     $0.67       $0.88         396,467
          2008...............     $0.95       $0.67         207,212
          2007...............     $1.00(i)    $0.95           1,071
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.59       $2.03       3,939,940
          2012...............     $1.38       $1.59       2,152,509
          2011...............     $1.39       $1.38       1,784,777
          2010...............     $1.26       $1.39       1,572,588
          2009...............     $0.92       $1.26       1,415,713
          2008...............     $1.47       $0.92       1,364,722
          2007...............     $1.35       $1.47         787,878
          2006...............     $1.27       $1.35         150,240
          2005...............     $1.24       $1.27         157,515
          2004...............     $1.15       $1.24         131,435

1.35% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.45       $1.96          40,459
          2012...............     $1.26       $1.45          47,121
          2011...............     $1.36       $1.26          63,198
          2010...............     $1.07       $1.36          76,790
          2009...............     $0.77       $1.07          75,361
          2008...............     $1.61       $0.77         112,144
          2007...............     $1.49       $1.61         104,928
          2006...............     $1.47       $1.49         109,100
          2005...............     $1.45       $1.47         117,112
          2004...............     $1.29       $1.45         130,385
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $2.13       $2.96         388,654
          2012...............     $1.78       $2.13         422,431
          2011...............     $2.02       $1.78         459,682
          2010...............     $1.50       $2.02         552,836
          2009...............     $0.94       $1.50         703,347
          2008...............     $1.57       $0.94         816,398
          2007...............     $1.56       $1.57         956,275
          2006...............     $1.40       $1.56       1,001,371
          2005...............     $1.35       $1.40       1,042,444
          2004...............     $1.29       $1.35       1,023,167
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.77       $2.37       5,391,244
          2012...............     $1.55       $1.77       3,998,591
          2011...............     $1.57       $1.55       3,759,762
          2010...............     $1.44       $1.57       3,752,227
          2009...............     $1.19       $1.44       3,435,143
          2008...............     $1.79       $1.19       2,755,447
          2007...............     $1.69       $1.79       1,579,186
          2006...............     $1.42       $1.69         553,260
          2005...............     $1.35       $1.42         414,023
          2004...............     $1.19       $1.35         289,933
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.78       $0.76       7,724,362
          2012...............     $0.66       $0.78       1,224,951
          2011...............     $0.81       $0.66         739,371
          2010...............     $0.69       $0.81         498,562
          2009...............     $0.41       $0.69         370,770
          2008...............     $0.97       $0.41         259,451
          2007...............     $1.00(i)    $0.97          26,136
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.94       $1.28         112,859
          2012...............     $0.86       $0.94          20,870
          2011...............     $0.90       $0.86           9,235
          2010...............     $0.75       $0.90           3,531
          2009...............     $0.58       $0.75           3,537
          2008...............     $0.96       $0.58              --
          2007...............     $1.00(i)    $0.96              --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.43       $1.82         231,642
          2012...............     $1.27       $1.43         266,466
          2011...............     $1.31       $1.27         348,710
          2010...............     $1.21       $1.31         460,824
          2009...............     $0.85       $1.21         505,591
          2008...............     $1.59       $0.85         604,698
          2007...............     $1.42       $1.59         515,659
          2006...............     $1.33       $1.42       1,133,679
          2005...............     $1.29       $1.33       1,094,462
          2004...............     $1.22       $1.29         751,742




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.44       $0.43       4,358,478
          2012...............     $0.39       $0.44       4,999,744
          2011...............     $0.40       $0.39       6,135,809
          2010...............     $0.36       $0.40       6,778,978
          2009...............     $0.29       $0.36       7,000,828
          2008...............     $1.37       $0.29       5,460,730
          2007...............     $1.39       $1.37       4,092,334
          2006...............     $1.29       $1.39       3,372,805
          2005...............     $1.28       $1.29       2,681,369
          2004...............     $1.19       $1.28       1,655,540
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $2.49       $3.09       3,950,759
          2012...............     $2.07       $2.49         377,163
          2011...............     $2.28       $2.07         363,144
          2010...............     $2.01       $2.28         367,743
          2009...............     $1.47       $2.01         380,379
          2008...............     $2.61       $1.47         457,199
          2007...............     $2.34       $2.61         423,539
          2006...............     $1.84       $2.34         529,300
          2005...............     $1.62       $1.84         512,059
          2004...............     $1.40       $1.62         508,339
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $1.02       $1.41          34,958
          2012...............     $0.88       $1.02          91,561
          2011...............     $0.91       $0.88          87,846
          2010...............     $0.75       $0.91          38,943
          2009...............     $0.55       $0.75          37,168
          2008...............     $0.91       $0.55          22,739
          2007...............     $1.00(i)    $0.91              --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04       7,140,048
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.06       $1.04      16,249,552
          2012...............     $1.01       $1.06       2,930,020
          2011...............     $1.02       $1.01       1,221,401
          2010...............     $1.00       $1.02         387,161
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.14       $1.10      44,740,014
          2012...............     $1.05       $1.14       6,613,861
          2011...............     $1.03       $1.05       3,131,912
          2010...............     $1.00       $1.03       1,081,841
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.44       $1.88         127,924
          2012...............     $1.23       $1.44         167,947
          2011...............     $1.22       $1.23         178,711
          2010...............     $1.10       $1.22         190,417
          2009...............     $0.86       $1.10         197,884
          2008...............     $1.58       $0.86         302,025
          2007...............     $1.68       $1.58         300,449
          2006...............     $1.47       $1.68         301,527
          2005...............     $1.41       $1.47         255,002
          2004...............     $1.24       $1.41         209,351

1.35% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.39       $1.87         196,676
          2012...............     $1.19       $1.39          71,441
          2011...............     $1.26       $1.19          77,331
          2010...............     $1.12       $1.26          88,962
          2009...............     $0.87       $1.12          97,268
          2008...............     $1.44       $0.87         147,169
          2007...............     $1.56       $1.44         147,283
          2006...............     $1.36       $1.56         168,555
          2005...............     $1.31       $1.36         162,554
          2004...............     $1.20       $1.31         153,052
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.54       $1.95         251,293
          2012...............     $1.28       $1.54         335,929
          2011...............     $1.57       $1.28         434,811
          2010...............     $1.44       $1.57         579,086
          2009...............     $1.17       $1.44         679,516
          2008...............     $2.12       $1.17         750,907
          2007...............     $1.99       $2.12         980,252
          2006...............     $1.58       $1.99       1,070,793
          2005...............     $1.42       $1.58       1,247,119
          2004...............     $1.24       $1.42       1,211,494
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.65       $2.22          16,436
          2012...............     $1.43       $1.65          18,086
          2011...............     $1.53       $1.43          26,017
          2010...............     $1.30       $1.53          26,825
          2009...............     $0.99       $1.30          27,330
          2008...............     $1.65       $0.99          26,896
          2007...............     $1.58       $1.65          30,404
          2006...............     $1.47       $1.58          22,878
          2005...............     $1.36       $1.47          22,944
          2004...............     $1.25       $1.36          42,399
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.50       $2.13         237,657
          2012...............     $1.33       $1.50         204,899
          2011...............     $1.64       $1.33         204,800
          2010...............     $1.38       $1.64         168,006
          2009...............     $0.85       $1.38          80,664
          2008...............     $1.37       $0.85         108,590
          2007...............     $1.32       $1.37         103,714
          2006...............     $1.27       $1.32          71,447
          2005...............     $1.21       $1.27          62,302
          2004...............     $1.17       $1.21          59,115
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.02       $1.09       8,187,136
          2012...............     $1.00       $1.02       1,998,989
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03       1,782,167
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.02       $1.16      34,407,426
          2012...............     $1.00       $1.02         866,592
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.02       $1.13      11,629,274
          2012...............     $1.00       $1.02         833,710





                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.34       $1.31         933,767
          2012...............     $1.26       $1.34       1,051,316
          2011...............     $1.19       $1.26       1,190,952
          2010...............     $1.10       $1.19       1,278,935
          2009...............     $0.97       $1.10       1,384,536
          2008...............     $1.13       $0.97       1,335,062
          2007...............     $1.12       $1.13       1,701,616
          2006...............     $1.09       $1.12       1,530,454
          2005...............     $1.08       $1.09       1,593,189
          2004...............     $1.04       $1.08       1,322,060
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $2.16       $2.83         187,655
          2012...............     $1.87       $2.16         246,811
          2011...............     $1.94       $1.87         284,394
          2010...............     $1.57       $1.94         299,711
          2009...............     $1.17       $1.57         322,944
          2008...............     $1.86       $1.17         310,860
          2007...............     $1.76       $1.86         358,537
          2006...............     $1.63       $1.76         341,590
          2005...............     $1.47       $1.63         360,677
          2004...............     $1.29       $1.47         248,521
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.56       $2.02         108,764
          2012...............     $1.37       $1.56         114,930
          2011...............     $1.37       $1.37          54,447
          2010...............     $1.21       $1.37          72,868
          2009...............     $0.98       $1.21         102,331
          2008...............     $1.58       $0.98          94,152
          2007...............     $1.53       $1.58         142,292
          2006...............     $1.34       $1.53         150,739
          2005...............     $1.30       $1.34         150,459
          2004...............     $1.20       $1.30         150,966
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.54       $1.52         123,131
          2012...............     $1.35       $1.54         157,096
          2011...............     $1.37       $1.35         149,941
          2010...............     $1.22       $1.37         220,247
          2009...............     $1.05       $1.22         209,355
          2008...............     $1.03       $1.05         138,685
          2007...............     $0.95       $1.03         132,842
          2006...............     $0.93       $0.95          11,908
          2005...............     $1.00(e)    $0.93           2,523
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06           7,878
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $1.00       $0.99         298,541
          2012...............     $1.02       $1.00         202,446
          2011...............     $1.03       $1.02         313,625
          2010...............     $1.05       $1.03         501,739
          2009...............     $1.06       $1.05         600,213
          2008...............     $1.06       $1.06         916,844
          2007...............     $1.02       $1.06         368,468
          2006...............     $0.99       $1.02         487,498
          2005...............     $0.98       $0.99         462,948
          2004...............     $0.99       $0.98         497,929

1.45% Variable Account Charge

1.45% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.17       $1.13          69,227
          2012...............     $1.15       $1.17          82,599
          2011...............     $1.09       $1.15         135,816
          2010...............     $1.04       $1.09         149,492
          2009...............     $0.97       $1.04         217,580
          2008...............     $1.14       $0.97         236,962
          2007...............     $1.12       $1.14         331,277
          2006...............     $1.08       $1.12         306,441
          2005...............     $1.06       $1.08         329,786
          2004...............     $1.03       $1.06         333,698
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $2.62       $2.61         143,217
          2012...............     $2.26       $2.62         170,851
          2011...............     $2.17       $2.26         186,393
          2010...............     $1.71       $2.17         204,674
          2009...............     $1.39       $1.71         255,628
          2008...............     $2.22       $1.39         226,542
          2007...............     $2.67       $2.22         250,232
          2006...............     $2.07       $2.67         256,543
          2005...............     $1.89       $2.07         286,850
          2004...............     $1.42       $1.89         244,243
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.52       $0.62          23,834
          2012...............     $0.46       $0.52          23,894
          2011...............     $0.58       $0.46          37,119
          2010...............     $0.56       $0.58          19,072
          2009...............     $0.42       $0.56           9,601
          2008...............     $0.92       $0.42           9,170
          2007...............     $1.00(i)    $0.92          17,042
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.05              --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.50       $2.00           6,732
          2012...............     $1.33       $1.50           4,224
          2011...............     $1.31       $1.33          13,352
          2010...............     $1.17       $1.31          25,332
          2009...............     $1.56       $1.17          72,839
          2008...............     $1.56       $1.00          68,017
          2007...............     $0.00       $1.56          62,747
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.42       $1.92         332,176
          2012...............     $1.27       $1.42         430,573
          2011...............     $1.28       $1.27         586,585
          2010...............     $1.12       $1.28         651,588
          2009...............     $0.84       $1.12         690,218
          2008...............     $1.47       $0.84         771,801
          2007...............     $1.23       $1.47       1,048,382
          2006...............     $1.29       $1.23       1,178,641
          2005...............     $1.29       $1.29       1,221,552
          2004...............     $1.18       $1.29       1,035,414
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.66       $2.16         169,544
          2012...............     $1.47       $1.66         213,034
          2011...............     $1.48       $1.47         218,750
          2010...............     $1.33       $1.48         203,362
          2009...............     $1.13       $1.33         212,582
          2008...............     $1.56       $1.13         198,376
          2007...............     $1.68       $1.56         250,812
          2006...............     $1.44       $1.68         188,322
          2005...............     $1.39       $1.44         182,213
          2004...............     $1.23       $1.39          43,689




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.33       $1.20         103,094
          2012...............     $1.26       $1.33         144,888
          2011...............     $1.14       $1.26         144,499
          2010...............     $1.10       $1.14         105,695
          2009...............     $1.02       $1.10          64,803
          2008...............     $1.05       $1.02           7,506
          2007...............     $1.00(i)    $1.05           7,525
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.04       $1.00          64,755
          2012...............     $0.99       $1.04          62,813
          2011...............     $1.00       $0.99           9,933
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $1.00       $1.27           5,732
          2012...............     $0.83       $1.00              --
          2011...............     $1.00       $0.83              --
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.89       $1.12          14,818
          2012...............     $0.76       $0.89           9,458
          2011...............     $1.00       $0.76              --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.01       $1.29           5,755
          2012...............     $0.87       $1.01           5,769
          2011...............     $1.00       $0.87           5,783
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.05       $1.38          31,073
          2012...............     $0.91       $1.05          28,537
          2011...............     $1.00       $0.91           2,141
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.91       $1.09          79,894
          2012...............     $0.78       $0.91          83,384
          2011...............     $1.00       $0.78           8,539
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.94       $1.04          26,496
          2012...............     $0.81       $0.94          23,452
          2011...............     $1.00       $0.81              --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.06       $1.01           5,324
          2012...............     $1.05       $1.06           5,342
          2011...............     $1.00       $1.05              --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.97       $2.54          76,898
          2012...............     $1.72       $1.97          88,419
          2011...............     $1.80       $1.72         113,061
          2010...............     $1.56       $1.80         129,395
          2009...............     $1.17       $1.56         147,862
          2008...............     $2.07       $1.17         164,330
          2007...............     $1.79       $2.07         205,374
          2006...............     $1.63       $1.79         201,794
          2005...............     $1.42       $1.63         175,114
          2004...............     $1.25       $1.42         121,528
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.55       $1.95         557,768
          2012...............     $1.34       $1.55         690,891
          2011...............     $1.35       $1.34         901,096
          2010...............     $1.19       $1.35         973,175
          2009...............     $0.93       $1.19       1,002,933
          2008...............     $1.65       $0.93       1,046,540
          2007...............     $1.66       $1.65       1,243,553
          2006...............     $1.40       $1.66       1,339,184
          2005...............     $1.35       $1.40       1,526,416
          2004...............     $1.23       $1.35       1,296,829

1.45% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.32       $1.37        200,771
          2012...............     $1.17       $1.32        226,105
          2011...............     $1.15       $1.17         94,609
          2010...............     $1.03       $1.15         83,163
          2009...............     $0.73       $1.03         98,310
          2008...............     $0.98       $0.73         14,228
          2007...............     $1.00(i)    $0.98          2,759
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $2.52       $3.37         29,021
          2012...............     $2.23       $2.52         31,957
          2011...............     $2.54       $2.23         54,607
          2010...............     $2.00       $2.54         77,413
          2009...............     $1.45       $2.00        135,656
          2008...............     $2.44       $1.45        147,399
          2007...............     $2.15       $2.44        176,998
          2006...............     $1.94       $2.15        213,117
          2005...............     $1.67       $1.94        219,197
          2004...............     $1.36       $1.67        181,006
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.41       $1.78         11,527
          2012...............     $1.27       $1.41         12,264
          2011...............     $1.31       $1.27         16,398
          2010...............     $1.19       $1.31         26,320
          2009...............     $0.93       $1.19         24,579
          2008...............     $1.44       $0.93         24,281
          2007...............     $1.38       $1.44         35,334
          2006...............     $1.26       $1.38         35,744
          2005...............     $1.26       $1.26         34,753
          2004...............     $1.19       $1.26         15,008
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.62       $2.04         27,207
          2012...............     $1.44       $1.62         29,072
          2011...............     $1.47       $1.44         20,035
          2010...............     $1.34       $1.47         23,258
          2009...............     $1.08       $1.34         26,695
          2008...............     $1.74       $1.08         56,478
          2007...............     $1.71       $1.74         79,058
          2006...............     $1.47       $1.71         72,440
          2005...............     $1.35       $1.47         57,221
          2004...............     $1.21       $1.35         52,742
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.07       $1.44         49,980
          2012...............     $0.92       $1.07         76,489
          2011...............     $0.97       $0.92         61,246
          2010...............     $0.76       $0.97         63,937
          2009...............     $0.91       $0.76         61,188
          2008...............     $0.91       $0.60         20,619
          2007...............     $1.00(i)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.77       $2.41         13,565
          2012...............     $1.62       $1.77         14,466
          2011...............     $1.72       $1.62         13,378
          2010...............     $1.37       $1.72         12,316
          2009...............     $0.97       $1.37         11,970
          2008...............     $1.71       $0.97         12,212
          2007...............     $1.56       $1.71         14,045
          2006...............     $1.46       $1.56         21,468
          2005...............     $1.41       $1.46         20,794
          2004...............     $1.28       $1.41         15,082




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $3.07       $3.00         55,735
          2012...............     $2.76       $3.07         65,538
          2011...............     $3.32       $2.76         60,011
          2010...............     $2.87       $3.32         62,535
          2009...............     $1.69       $2.87         82,172
          2008...............     $3.62       $1.69         93,557
          2007...............     $2.85       $3.62        102,683
          2006...............     $2.26       $2.85        112,218
          2005...............     $1.80       $2.26        118,241
          2004...............     $1.46       $1.80         59,201
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.08       $1.07         48,395
          2012...............     $1.07       $1.08         57,383
          2011...............     $1.02       $1.07         57,350
          2010...............     $1.00       $1.02         18,606
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.04             --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.88       $1.02          3,838
          2012...............     $0.78       $0.88          3,509
          2011...............     $0.84       $0.78          5,198
          2010...............     $0.73       $0.84          1,898
          2009...............     $0.59       $0.73             --
          2008...............     $0.94       $0.59             --
          2007...............     $1.00(i)    $0.94             --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.01       $1.11         11,732
          2012...............     $0.92       $1.01         11,795
          2011...............     $0.94       $0.92         39,556
          2010...............     $0.85       $0.94         37,785
          2009...............     $0.73       $0.85         28,237
          2008...............     $0.97       $0.73             --
          2007...............     $1.00(i)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.10       $1.12        146,489
          2012...............     $1.06       $1.10        133,438
          2011...............     $1.05       $1.06        106,048
          2010...............     $0.99       $1.05        106,402
          2009...............     $0.94       $0.99        229,366
          2008...............     $1.01       $0.94          8,850
          2007...............     $1.00(i)    $1.01             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.93       $1.07             70
          2012...............     $0.84       $0.93             --
          2011...............     $0.88       $0.84             --
          2010...............     $0.78       $0.88             --
          2009...............     $0.64       $0.78             --
          2008...............     $0.95       $0.64             --
          2007...............     $1.00(i)    $0.95             --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.05       $1.11         86,731
          2012...............     $0.99       $1.05        111,426
          2011...............     $0.99       $0.99        102,999
          2010...............     $0.92       $0.99         96,934
          2009...............     $0.83       $0.92             --
          2008...............     $0.99       $0.83             --
          2007...............     $1.00(i)    $0.99             --

1.45% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.54       $2.12         37,154
          2012...............     $1.38       $1.54         43,879
          2011...............     $1.49       $1.38          1,225
          2010...............     $1.27       $1.49          1,232
          2009...............     $0.78       $1.27          1,239
          2008...............     $1.55       $0.78            489
          2007...............     $1.34       $1.55            492
          2006...............     $1.33       $1.34            494
          2005...............     $1.25       $1.33            496
          2004...............     $1.19       $1.25            498
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.04       $1.37         16,253
          2012...............     $0.90       $1.04         11,020
          2011...............     $0.90       $0.90             --
          2010...............     $0.75       $0.90             --
          2009...............     $0.55       $0.75             --
          2008...............     $0.95       $0.55             --
          2007...............     $1.00(i)    $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.65       $2.21         46,206
          2012...............     $1.41       $1.65         65,748
          2011...............     $1.46       $1.41         55,790
          2010...............     $1.28       $1.46         49,828
          2009...............     $1.01       $1.28        107,599
          2008...............     $1.60       $1.01        109,887
          2007...............     $1.66       $1.60        114,559
          2006...............     $1.45       $1.66        126,720
          2005...............     $1.42       $1.45        106,848
          2004...............     $1.22       $1.42         85,100
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.56       $1.99          1,938
          2012...............     $1.40       $1.56          1,944
          2011...............     $1.42       $1.40             --
          2010...............     $1.32       $1.42             --
          2009...............     $1.05       $1.32             --
          2008...............     $1.52       $1.05             --
          2007...............     $1.43       $1.52          2,327
          2006...............     $1.26       $1.43          2,733
          2005...............     $1.22       $1.26          1,674
          2004...............     $1.17       $1.22          1,680
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.22       $1.50             --
          2012...............     $1.10       $1.22             --
          2011...............     $1.14       $1.10             --
          2010...............     $1.07       $1.14          3,480
          2009...............     $0.81       $1.07          4,564
          2008...............     $1.34       $0.81          5,369
          2007...............     $1.33       $1.34          5,554
          2006...............     $1.23       $1.33          5,834
          2005...............     $1.18       $1.23          6,021
          2004...............     $0.00       $1.18          6,408
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.67       $2.20          3,361
          2012...............     $1.48       $1.67          4,219
          2011...............     $1.54       $1.48          2,039
          2010...............     $1.39       $1.54          1,312
          2009...............     $1.70       $1.39             --
          2008...............     $1.70       $1.14             --
          2007...............     $1.68       $1.70          3,197
          2006...............     $1.47       $1.68          3,205
          2005...............     $1.36       $1.47          3,555
          2004...............     $0.00       $1.36          3,226




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $1.03       $1.39         59,743
          2012...............     $0.92       $1.03         95,840
          2011...............     $0.94       $0.92         68,073
          2010...............     $0.74       $0.94         65,121
          2009...............     $0.62       $0.74         60,382
          2008...............     $0.92       $0.62         29,695
          2007...............     $1.00(i)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.52       $3.11        102,945
          2012...............     $2.15       $2.52        106,594
          2011...............     $2.35       $2.15        120,164
          2010...............     $2.19       $2.35        170,545
          2009...............     $1.78       $2.19        240,026
          2008...............     $2.43       $1.78        229,793
          2007...............     $1.71       $2.43        238,921
          2006...............     $1.45       $1.71        148,646
          2005...............     $0.00       $1.45         17,529
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.63       $1.99         14,332
          2012...............     $1.48       $1.63         15,218
          2011...............     $1.46       $1.48         20,847
          2010...............     $1.26       $1.46         34,297
          2009...............     $1.13       $1.26         29,438
          2008...............     $1.45       $1.13         21,224
          2007...............     $1.30       $1.45         33,139
          2006...............     $1.18       $1.30         37,678
          2005...............     $1.14       $1.18         39,571
          2004...............     $1.06       $1.14         27,563
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.79       $2.36          3,763
          2012...............     $1.53       $1.79          1,919
          2011...............     $1.53       $1.53          1,754
          2010...............     $1.28       $1.53             --
          2009...............     $1.05       $1.28             --
          2008...............     $1.63       $1.05          6,127
          2007...............     $1.45       $1.63         15,790
          2006...............     $1.26       $1.45         11,012
          2005...............     $1.17       $1.26          2,111
          2004...............     $0.00       $1.17          2,122
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.27       $1.35         31,099
          2012...............     $1.27       $1.27         35,607
          2011...............     $1.64       $1.27         15,460
          2010...............     $1.42       $1.64         33,952
          2009...............     $0.83       $1.42         54,890
          2008...............     $2.18       $0.83         42,523
          2007...............     $1.54       $2.18         43,208
          2006...............     $1.25       $1.54         35,570
          2005...............     $1.00(e)    $1.25         26,075
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.49       $2.00        197,737
          2012...............     $1.34       $1.49        255,780
          2011...............     $1.33       $1.34        275,746
          2010...............     $1.20       $1.33        286,415
          2009...............     $0.96       $1.20        304,845
          2008...............     $1.52       $0.96        256,899
          2007...............     $1.23       $1.52        294,058
          2006...............     $1.19       $1.23        226,483
          2005...............     $1.08       $1.19        169,369
          2004...............     $1.06       $1.08          7,285
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03          3,085

1.45% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $2.07       $2.55        266,064
          2012...............     $1.86       $2.07        349,554
          2011...............     $2.19       $1.86        420,419
          2010...............     $1.94       $2.19        438,204
          2009...............     $1.44       $1.94        471,282
          2008...............     $2.53       $1.44        475,314
          2007...............     $2.34       $2.53        579,016
          2006...............     $1.83       $2.34        631,462
          2005...............     $1.67       $1.83        689,722
          2004...............     $1.38       $1.67        510,713
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.78       $2.09         32,559
          2012...............     $1.53       $1.78         40,516
          2011...............     $1.67       $1.53         32,218
          2010...............     $1.48       $1.67         11,540
          2009...............     $1.18       $1.48          2,862
          2008...............     $2.07       $1.18          2,841
          2007...............     $1.73       $2.07          2,888
          2006...............     $1.45       $1.73          2,925
          2005...............     $1.27       $1.45          2,711
          2004...............     $1.13       $1.27          4,867
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $2.25       $3.48          3,054
          2012...............     $2.04       $2.25          3,594
          2011...............     $2.22       $2.04          5,732
          2010...............     $1.60       $2.22          7,723
          2009...............     $1.15       $1.60         14,550
          2008...............     $2.25       $1.15         15,045
          2007...............     $2.14       $2.25         10,800
          2006...............     $1.93       $2.14          8,257
          2005...............     $1.62       $1.93         17,361
          2004...............     $1.50       $1.62          9,941
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.84       $2.36         22,296
          2012...............     $1.65       $1.84         25,875
          2011...............     $1.68       $1.65         14,631
          2010...............     $1.30       $1.68         11,159
          2009...............     $0.90       $1.30         10,089
          2008...............     $1.43       $0.90          3,008
          2007...............     $1.29       $1.43          3,029
          2006...............     $1.20       $1.29          3,071
          2005...............     $1.00(e)    $1.20          3,139
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.05             --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05             --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.28       $3.51          7,344
          2012...............     $1.81       $2.28          3,817
          2011...............     $1.95       $1.81          6,675
          2010...............     $1.75       $1.95         12,063
          2009...............     $1.24       $1.75         30,717
          2008...............     $1.90       $1.24         62,306
          2007...............     $1.55       $1.90         46,671
          2006...............     $1.46       $1.55         42,262
          2005...............     $1.26       $1.46         41,938
          2004...............     $0.00       $1.26         39,254




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.44       $2.04          9,638
          2012...............     $1.39       $1.44         20,450
          2011...............     $1.58       $1.39         36,330
          2010...............     $1.24       $1.58         58,051
          2009...............     $0.94       $1.24         61,997
          2008...............     $1.56       $0.94         65,242
          2007...............     $1.40       $1.56         68,169
          2006...............     $1.35       $1.40         70,536
          2005...............     $1.21       $1.35         74,104
          2004...............     $0.00       $1.21         38,221
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $2.07       $2.72         70,201
          2012...............     $1.77       $2.07         89,697
          2011...............     $2.06       $1.77        119,894
          2010...............     $1.65       $2.06        135,578
          2009...............     $1.30       $1.65        163,683
          2008...............     $1.78       $1.30        184,561
          2007...............     $1.89       $1.78        204,606
          2006...............     $1.64       $1.89        223,283
          2005...............     $1.59       $1.64        241,495
          2004...............     $1.41       $1.59         91,912
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.51       $2.01         18,952
          2012...............     $1.29       $1.51         21,697
          2011...............     $1.41       $1.29         24,827
          2010...............     $1.20       $1.41         18,032
          2009...............     $0.96       $1.20          7,799
          2008...............     $1.48       $0.96         11,046
          2007...............     $1.47       $1.48         12,909
          2006...............     $1.28       $1.47         15,010
          2005...............     $1.24       $1.28         17,080
          2004...............     $0.00       $1.24         19,604
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.80       $2.13         16,248
          2012...............     $1.61       $1.80         18,647
          2011...............     $1.62       $1.61          9,220
          2010...............     $1.52       $1.62          9,788
          2009...............     $1.23       $1.52         11,919
          2008...............     $1.48       $1.23          4,193
          2007...............     $1.36       $1.48          4,013
          2006...............     $1.25       $1.36          4,200
          2005...............     $1.18       $1.25          5,914
          2004...............     $1.11       $1.18          6,005
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.97       $2.54         12,454
          2012...............     $1.61       $1.97         13,861
          2011...............     $1.76       $1.61         24,067
          2010...............     $1.67       $1.76         38,234
          2009...............     $1.16       $1.67         52,598
          2008...............     $2.12       $1.16         28,002
          2007...............     $1.57       $2.12         27,445
          2006...............     $1.46       $1.57         25,054
          2005...............     $1.32       $1.46          3,985
          2004...............     $1.13       $1.32            187
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.76       $3.11        109,263
          2012...............     $2.47       $2.76        144,057
          2011...............     $3.71       $2.47        153,939
          2010...............     $3.01       $3.71        168,885
          2009...............     $1.70       $3.01        199,516
          2008...............     $3.62       $1.70        188,690
          2007...............     $2.87       $3.62        180,414
          2006...............     $1.99       $2.87        160,438
          2005...............     $1.53       $1.99        165,420
          2004...............     $1.31       $1.53         79,286

1.45% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.05       $1.30         42,857
          2012...............     $0.96       $1.05         59,199
          2011...............     $1.00       $0.96         48,775
          2010...............     $0.88       $1.00         46,301
          2009...............     $0.67       $0.88         38,665
          2008...............     $0.95       $0.67         20,715
          2007...............     $1.00(i)    $0.95          5,710
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.57       $2.01         76,579
          2012...............     $1.37       $1.57         95,467
          2011...............     $1.38       $1.37         80,931
          2010...............     $1.25       $1.38         63,537
          2009...............     $0.91       $1.25         72,113
          2008...............     $1.47       $0.91         39,518
          2007...............     $1.34       $1.47         27,155
          2006...............     $1.27       $1.34         23,480
          2005...............     $1.23       $1.27         24,111
          2004...............     $1.15       $1.23         29,105
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.43       $1.94             67
          2012...............     $1.25       $1.43             68
          2011...............     $1.35       $1.25             68
          2010...............     $1.06       $1.35             68
          2009...............     $0.76       $1.06             --
          2008...............     $1.60       $0.76             --
          2007...............     $1.48       $1.60             --
          2006...............     $1.47       $1.48             --
          2005...............     $1.45       $1.47             --
          2004...............     $1.28       $1.45            998
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $2.10       $2.93         46,649
          2012...............     $1.77       $2.10         60,419
          2011...............     $2.00       $1.77         82,125
          2010...............     $1.49       $2.00         89,334
          2009...............     $0.93       $1.49        108,144
          2008...............     $1.56       $0.93        126,136
          2007...............     $1.55       $1.56        183,364
          2006...............     $1.39       $1.55        205,328
          2005...............     $1.35       $1.39        234,937
          2004...............     $1.28       $1.35        277,056
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.75       $2.34        137,301
          2012...............     $1.53       $1.75        163,125
          2011...............     $1.56       $1.53        153,166
          2010...............     $1.43       $1.56        141,761
          2009...............     $1.18       $1.43        172,060
          2008...............     $1.78       $1.18         79,633
          2007...............     $1.69       $1.78         30,484
          2006...............     $1.41       $1.68          2,569
          2005...............     $1.35       $1.41          2,690
          2004...............     $1.19       $1.35          2,926
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.77       $0.75         46,836
          2012...............     $0.65       $0.77         68,252
          2011...............     $0.81       $0.65         39,638
          2010...............     $0.69       $0.81         35,272
          2009...............     $0.41       $0.69         47,712
          2008...............     $0.97       $0.41         12,103
          2007...............     $1.00(i)    $0.97          5,330




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.94       $1.27          4,082
          2012...............     $0.86       $0.94             --
          2011...............     $0.90       $0.86             --
          2010...............     $0.74       $0.90             --
          2009...............     $0.58       $0.74             --
          2008...............     $0.96       $0.58             --
          2007...............     $1.00(i)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.41       $1.80         24,344
          2012...............     $1.26       $1.41         26,853
          2011...............     $1.30       $1.26         23,991
          2010...............     $1.20       $1.30         27,065
          2009...............     $0.85       $1.20         32,750
          2008...............     $1.58       $0.85         25,646
          2007...............     $1.41       $1.58         24,855
          2006...............     $1.33       $1.41         31,093
          2005...............     $1.29       $1.33         76,062
          2004...............     $1.22       $1.29         31,278
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.44       $0.43        558,880
          2012...............     $0.39       $0.44        629,973
          2011...............     $0.40       $0.39        803,915
          2010...............     $0.36       $0.40        770,767
          2009...............     $0.29       $0.36        810,878
          2008...............     $1.36       $0.29        497,179
          2007...............     $1.38       $1.36        524,941
          2006...............     $1.29       $1.38        517,383
          2005...............     $1.28       $1.29        535,221
          2004...............     $1.19       $1.28        448,019
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $2.47       $3.06         31,667
          2012...............     $2.06       $2.47         35,344
          2011...............     $2.26       $2.06         27,111
          2010...............     $2.00       $2.26         33,505
          2009...............     $1.46       $2.00         62,067
          2008...............     $2.60       $1.46         51,056
          2007...............     $2.33       $2.60         50,850
          2006...............     $1.83       $2.33         52,606
          2005...............     $1.62       $1.83         50,596
          2004...............     $1.40       $1.62         36,763
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $1.01       $1.40             --
          2012...............     $0.87       $1.01             --
          2011...............     $0.91       $0.87             --
          2010...............     $0.75       $0.91             --
          2009...............     $0.55       $0.75             --
          2008...............     $0.91       $0.55             --
          2007...............     $1.00(i)    $0.91             --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04             --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.05       $1.04         74,388
          2012...............     $1.01       $1.05        160,153
          2011...............     $1.02       $1.01        137,628
          2010...............     $1.00       $1.02         15,638
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.14       $1.10        348,533
          2012...............     $1.05       $1.14        383,336
          2011...............     $1.03       $1.05        106,084
          2010...............     $1.00       $1.03         29,605

1.45% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.43       $1.86          3,594
          2012...............     $1.21       $1.43          3,606
          2011...............     $1.21       $1.21             --
          2010...............     $1.09       $1.21             --
          2009...............     $0.86       $1.09             --
          2008...............     $1.57       $0.86             --
          2007...............     $1.68       $1.57             --
          2006...............     $1.47       $1.68          1,374
          2005...............     $1.40       $1.47          1,380
          2004...............     $1.23       $1.40          1,386
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.38       $1.85          5,635
          2012...............     $1.18       $1.38          3,719
          2011...............     $1.25       $1.18          4,490
          2010...............     $1.11       $1.25          4,931
          2009...............     $0.87       $1.11          2,155
          2008...............     $1.43       $0.87          3,000
          2007...............     $1.55       $1.43          3,267
          2006...............     $1.36       $1.55          3,561
          2005...............     $1.31       $1.36          4,067
          2004...............     $0.00       $1.31          4,633
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.53       $1.93         50,049
          2012...............     $1.27       $1.53         57,999
          2011...............     $1.55       $1.27         80,453
          2010...............     $1.43       $1.55         89,992
          2009...............     $1.17       $1.43         95,676
          2008...............     $2.11       $1.17        105,130
          2007...............     $1.98       $2.11        166,582
          2006...............     $1.57       $1.98        209,504
          2005...............     $1.42       $1.57        236,052
          2004...............     $1.24       $1.42        340,209
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.63       $2.20             --
          2012...............     $1.42       $1.63             --
          2011...............     $1.52       $1.42             --
          2010...............     $1.29       $1.52             --
          2009...............     $0.99       $1.29             --
          2008...............     $1.64       $0.99             --
          2007...............     $1.00(i)    $1.64             --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.48       $2.10          3,525
          2012...............     $1.32       $1.48          2,300
          2011...............     $1.63       $1.32          5,232
          2010...............     $1.37       $1.63          3,108
          2009...............     $0.85       $1.37            267
          2008...............     $1.36       $0.85          9,943
          2007...............     $1.31       $1.36          9,969
          2006...............     $1.26       $1.31          9,995
          2005...............     $1.21       $1.26         10,021
          2004...............     $1.17       $1.21         11,887
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.02       $1.08             --
          2012...............     $1.00       $1.02             --
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03             --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.16             --
          2012...............     $1.00       $1.01             --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.02       $1.13             --
          2012...............     $1.00       $1.02             --





                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.29       $1.26         336,902
          2012...............     $1.22       $1.29         335,790
          2011...............     $1.15       $1.22         442,409
          2010...............     $1.06       $1.15         652,365
          2009...............     $0.93       $1.06         632,501
          2008...............     $1.10       $0.93         801,936
          2007...............     $1.09       $1.10       1,091,165
          2006...............     $1.06       $1.09       1,011,277
          2005...............     $1.05       $1.06         738,106
          2004...............     $1.01       $1.05         365,822
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $2.18       $2.85          70,193
          2012...............     $1.89       $2.18          77,330
          2011...............     $1.96       $1.89          98,912
          2010...............     $1.58       $1.96         140,243
          2009...............     $1.17       $1.58         198,303
          2008...............     $1.88       $1.17         242,893
          2007...............     $1.78       $1.88         291,391
          2006...............     $1.64       $1.78         285,775
          2005...............     $1.49       $1.64         214,362
          2004...............     $1.31       $1.49          76,945
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.57       $2.03          58,862
          2012...............     $1.38       $1.57          46,297
          2011...............     $1.38       $1.38          35,475
          2010...............     $1.22       $1.38          14,169
          2009...............     $0.98       $1.22           2,429
          2008...............     $1.59       $0.98           3,972
          2007...............     $1.54       $1.59          20,451
          2006...............     $1.36       $1.54          69,026
          2005...............     $1.32       $1.36          72,645
          2004...............     $1.21       $1.32          91,422
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.54       $1.51          24,613
          2012...............     $1.34       $1.54          26,001
          2011...............     $1.37       $1.34          49,929
          2010...............     $1.22       $1.37         117,868
          2009...............     $1.05       $1.22          44,674
          2008...............     $1.03       $1.05         242,034
          2007...............     $0.95       $1.03          71,456
          2006...............     $0.00       $0.95          15,607
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06              --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $1.00       $0.99          47,249
          2012...............     $1.02       $1.00          47,218
          2011...............     $1.03       $1.02          60,848
          2010...............     $1.05       $1.03         132,931
          2009...............     $1.06       $1.05         436,305
          2008...............     $1.06       $1.06         365,373
          2007...............     $1.02       $1.06         346,860
          2006...............     $1.00       $1.02         230,672
          2005...............     $0.99       $1.00         157,573
          2004...............     $0.99       $0.99         149,603
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.14       $1.10          25,542
          2012...............     $1.12       $1.14          24,157
          2011...............     $1.07       $1.12          70,864
          2010...............     $1.01       $1.07          89,111
          2009...............     $0.95       $1.01          59,022
          2008...............     $1.11       $0.95          87,086
          2007...............     $1.09       $1.11         114,592
          2006...............     $1.05       $1.09         112,616
          2005...............     $1.04       $1.05         112,601
          2004...............     $1.01       $1.04         122,441


                                     A-19



1.50% Variable Account Charge

1.50% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $2.42       $2.41         53,000
          2012...............     $2.08       $2.42         47,933
          2011...............     $2.01       $2.08         54,169
          2010...............     $1.58       $2.01         73,231
          2009...............     $1.29       $1.58        113,906
          2008...............     $2.05       $1.29        134,144
          2007...............     $2.47       $2.05        166,075
          2006...............     $1.92       $2.47        169,963
          2005...............     $1.75       $1.92        165,745
          2004...............     $1.31       $1.75        127,891
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.51       $0.62             --
          2012...............     $0.46       $0.51             --
          2011...............     $0.58       $0.46         16,658
          2010...............     $0.56       $0.58         15,107
          2009...............     $0.42       $0.56         15,426
          2008...............     $0.92       $0.42         11,338
          2007...............     $1.00(i)    $0.92         11,159
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.05             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.52       $2.03         59,574
          2012...............     $1.35       $1.52         45,797
          2011...............     $1.33       $1.35         42,112
          2010...............     $1.19       $1.33          8,478
          2009...............     $1.02       $1.19          7,487
          2008...............     $1.59       $1.02          7,939
          2007...............     $1.62       $1.59         14,398
          2006...............     $1.41       $1.62         14,343
          2005...............     $1.37       $1.41         17,053
          2004...............     $1.23       $1.37         13,529
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.41       $1.91        167,595
          2012...............     $1.26       $1.41        181,781
          2011...............     $1.27       $1.26        201,232
          2010...............     $1.11       $1.27        285,834
          2009...............     $0.84       $1.11        415,961
          2008...............     $1.46       $0.84        548,939
          2007...............     $1.23       $1.46        614,237
          2006...............     $1.29       $1.23        721,638
          2005...............     $1.28       $1.29        526,980
          2004...............     $1.18       $1.28        270,454
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.67       $2.16         64,916
          2012...............     $1.48       $1.67         76,198
          2011...............     $1.49       $1.48         91,933
          2010...............     $1.34       $1.49        144,412
          2009...............     $1.13       $1.34        190,357
          2008...............     $1.57       $1.13        187,692
          2007...............     $1.68       $1.57        253,536
          2006...............     $1.44       $1.68        250,439
          2005...............     $1.40       $1.44        163,418
          2004...............     $0.00       $1.40          7,901
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.33       $1.20         28,439
          2012...............     $1.26       $1.33         30,267
          2011...............     $1.14       $1.26         14,986
          2010...............     $1.10       $1.14         76,396
          2009...............     $1.01       $1.10         14,777
          2008...............     $1.05       $1.01         11,794
          2007...............     $1.00(i)    $1.05             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.04       $1.00          3,368
          2012...............     $0.99       $1.04          3,521
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $1.00       $1.27             --
          2012...............     $0.83       $1.00             --
          2011...............     $1.00       $0.83             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.89       $1.12             --
          2012...............     $0.76       $0.89             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.01       $1.29          2,136
          2012...............     $0.87       $1.01          2,974
          2011...............     $1.00       $0.87             --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.05       $1.38             --
          2012...............     $0.91       $1.05             --
          2011...............     $1.00       $0.91             --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.91       $1.08          5,687
          2012...............     $0.78       $0.91          7,492
          2011...............     $1.00       $0.78             --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.94       $1.04             --
          2012...............     $0.81       $0.94             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.06       $1.01             --
          2012...............     $1.05       $1.06             --
          2011...............     $1.00       $1.05             --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.95       $2.51         21,038
          2012...............     $1.70       $1.95         21,733
          2011...............     $1.78       $1.70         29,126
          2010...............     $1.54       $1.78         34,304
          2009...............     $1.16       $1.54         51,762
          2008...............     $2.05       $1.16         82,231
          2007...............     $1.77       $2.05        116,023
          2006...............     $1.62       $1.77        101,727
          2005...............     $1.41       $1.62         83,103
          2004...............     $1.24       $1.41         88,011
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.58       $1.99        164,505
          2012...............     $1.37       $1.58        190,374
          2011...............     $1.38       $1.37        241,770
          2010...............     $1.22       $1.38        355,758
          2009...............     $0.95       $1.22        471,331
          2008...............     $1.69       $0.95        650,047
          2007...............     $1.69       $1.69        728,291
          2006...............     $1.43       $1.69        700,387
          2005...............     $1.38       $1.43        606,663
          2004...............     $1.26       $1.38        366,035
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.32       $1.37          3,395
          2012...............     $1.17       $1.32          7,205
          2011...............     $1.15       $1.17          3,551
          2010...............     $1.02       $1.15          6,449
          2009...............     $0.72       $1.02         18,410
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(i)    $0.98             --

1.50% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $2.57       $3.44          9,141
          2012...............     $2.28       $2.57          9,835
          2011...............     $2.60       $2.28         12,370
          2010...............     $2.05       $2.60         11,817
          2009...............     $1.49       $2.05         12,847
          2008...............     $2.50       $1.49         30,681
          2007...............     $2.20       $2.50         47,480
          2006...............     $1.99       $2.20         52,327
          2005...............     $1.71       $1.99         51,325
          2004...............     $1.39       $1.71         63,256
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.42       $1.79             --
          2012...............     $1.28       $1.42             --
          2011...............     $1.32       $1.28         12,070
          2010...............     $1.20       $1.32         20,267
          2009...............     $0.94       $1.20         17,802
          2008...............     $1.45       $0.94         20,265
          2007...............     $1.39       $1.45         19,929
          2006...............     $1.27       $1.39         27,778
          2005...............     $1.28       $1.27         27,856
          2004...............     $0.00       $1.28         17,567
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.59       $2.01          7,951
          2012...............     $1.41       $1.59         10,151
          2011...............     $1.45       $1.41         11,535
          2010...............     $1.32       $1.45         14,266
          2009...............     $1.07       $1.32         14,465
          2008...............     $1.72       $1.07         27,689
          2007...............     $1.69       $1.72         29,253
          2006...............     $1.45       $1.69         27,407
          2005...............     $1.33       $1.45         19,349
          2004...............     $1.20       $1.33         19,930
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.07       $1.43          2,906
          2012...............     $0.91       $1.07          2,252
          2011...............     $0.97       $0.91          2,448
          2010...............     $0.76       $0.97         22,048
          2009...............     $0.60       $0.76          3,228
          2008...............     $0.91       $0.60             --
          2007...............     $1.00(i)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.81       $2.46          3,806
          2012...............     $1.65       $1.81          4,306
          2011...............     $1.76       $1.65          4,410
          2010...............     $1.40       $1.76          4,517
          2009...............     $0.99       $1.40          4,945
          2008...............     $1.75       $0.99         18,330
          2007...............     $1.60       $1.75         30,479
          2006...............     $1.49       $1.60         32,303
          2005...............     $1.45       $1.49         39,795
          2004...............     $1.32       $1.45         62,165
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $3.03       $2.96         34,472
          2012...............     $2.72       $3.03         31,449
          2011...............     $3.28       $2.72         30,226
          2010...............     $2.83       $3.28         43,970
          2009...............     $1.66       $2.83         65,777
          2008...............     $3.57       $1.66         94,937
          2007...............     $2.82       $3.57        101,330
          2006...............     $2.23       $2.82        120,951
          2005...............     $1.78       $2.23         92,774
          2004...............     $1.45       $1.78         64,008




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.08       $1.07            --
          2012...............     $1.07       $1.08         4,796
          2011...............     $1.02       $1.07         4,841
          2010...............     $1.00       $1.02            --
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.04            --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.88       $1.02            --
          2012...............     $0.78       $0.88            --
          2011...............     $0.83       $0.78            --
          2010...............     $0.73       $0.83            --
          2009...............     $0.59       $0.73            --
          2008...............     $0.94       $0.59            --
          2007...............     $1.00(i)    $0.94            --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.00       $1.11            --
          2012...............     $0.92       $1.00            --
          2011...............     $0.94       $0.92        15,885
          2010...............     $0.85       $0.94            --
          2009...............     $0.73       $0.85            --
          2008...............     $0.97       $0.73            --
          2007...............     $1.00(i)    $0.97            --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.10       $1.11            --
          2012...............     $1.06       $1.10         6,274
          2011...............     $1.05       $1.06         6,293
          2010...............     $0.99       $1.05         4,078
          2009...............     $0.94       $0.99         4,090
          2008...............     $1.01       $0.94         2,283
          2007...............     $1.00(i)    $1.01         2,290
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.93       $1.07        58,931
          2012...............     $0.84       $0.93        59,108
          2011...............     $0.88       $0.84        59,286
          2010...............     $0.78       $0.88            --
          2009...............     $0.64       $0.78            --
          2008...............     $0.95       $0.64            --
          2007...............     $1.00(i)    $0.95            --
         IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.05       $1.11         5,300
          2012...............     $0.99       $1.05         6,209
          2011...............     $0.99       $0.99         6,081
          2010...............     $0.92       $0.99         9,554
          2009...............     $0.83       $0.92            --
          2008...............     $0.99       $0.83            --
          2007...............     $1.00(i)    $0.99            --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.52       $2.10         1,823
          2012...............     $1.36       $1.52         2,918
          2011...............     $1.48       $1.36            --
          2010...............     $1.25       $1.48         6,759
          2009...............     $0.77       $1.25         6,779
          2008...............     $1.53       $0.77         6,800
          2007...............     $1.33       $1.53         6,820
          2006...............     $1.32       $1.33         6,841
          2005...............     $1.25       $1.32         6,861
          2004...............     $1.18       $1.25         6,771

1.50% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.03       $1.36        20,434
          2012...............     $0.90       $1.03        20,495
          2011...............     $0.90       $0.90        15,964
          2010...............     $0.75       $0.90         8,689
          2009...............     $0.55       $0.75            --
          2008...............     $0.95       $0.55            --
          2007...............     $1.00(i)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.68       $2.25         7,473
          2012...............     $1.44       $1.68        11,766
          2011...............     $1.49       $1.44        22,171
          2010...............     $1.31       $1.49        25,601
          2009...............     $1.03       $1.31        29,045
          2008...............     $1.63       $1.03        33,502
          2007...............     $1.70       $1.63        34,074
          2006...............     $1.48       $1.70        42,289
          2005...............     $1.45       $1.48        42,648
          2004...............     $1.25       $1.45        32,574
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.56       $1.99            --
          2012...............     $1.40       $1.56            --
          2011...............     $1.42       $1.40            --
          2010...............     $1.32       $1.42            --
          2009...............     $1.05       $1.32            --
          2008...............     $1.53       $1.05            --
          2007...............     $1.44       $1.53            --
          2006...............     $1.27       $1.44        14,332
          2005...............     $0.00       $1.27        14,440
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.21       $1.49         8,555
          2012...............     $1.10       $1.21         8,580
          2011...............     $1.13       $1.10         6,424
          2010...............     $1.07       $1.13            --
          2009...............     $0.81       $1.07         2,359
          2008...............     $1.34       $0.81            --
          2007...............     $0.00       $1.34            --
          2006...............     $1.23       $0.00            --
          2005...............     $1.19       $1.23         2,891
          2004...............     $0.00       $1.19         4,674
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.70       $2.24            --
          2012...............     $1.51       $1.70            --
          2011...............     $1.57       $1.51         4,257
          2010...............     $1.42       $1.57        10,323
          2009...............     $1.16       $1.42        10,170
          2008...............     $1.74       $1.16        10,177
          2007...............     $1.72       $1.74        58,716
          2006...............     $1.51       $1.72        59,020
          2005...............     $0.00       $1.51        71,728
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.02       $1.38        67,083
          2012...............     $0.91       $1.02        50,717
          2011...............     $0.94       $0.91        38,859
          2010...............     $0.74       $0.94         4,880
          2009...............     $0.62       $0.74         4,362
          2008...............     $0.92       $0.62         4,807
          2007...............     $1.00(i)    $0.92            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.51       $3.09         14,692
          2012...............     $2.14       $2.51         14,966
          2011...............     $2.34       $2.14         24,387
          2010...............     $2.18       $2.34         22,066
          2009...............     $1.77       $2.18         28,236
          2008...............     $2.43       $1.77         47,849
          2007...............     $1.71       $2.43         77,491
          2006...............     $1.44       $1.71         39,295
          2005...............     $1.18       $1.44         19,847
          2004...............     $1.06       $1.18         19,976
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.62       $1.98         18,223
          2012...............     $1.48       $1.62         13,553
          2011...............     $1.45       $1.48         13,887
          2010...............     $1.26       $1.45          8,411
          2009...............     $1.13       $1.26          8,440
          2008...............     $1.45       $1.13          9,306
          2007...............     $1.29       $1.45         10,542
          2006...............     $1.18       $1.29          9,606
          2005...............     $1.14       $1.18          8,489
          2004...............     $0.00       $1.14          8,449
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.78       $2.34             --
          2012...............     $1.53       $1.78             --
          2011...............     $1.52       $1.53             --
          2010...............     $1.28       $1.52             --
          2009...............     $1.05       $1.28             --
          2008...............     $1.63       $1.05             --
          2007...............     $1.00(i)    $1.63             --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.27       $1.35          5,946
          2012...............     $1.26       $1.27         25,554
          2011...............     $1.63       $1.26         20,398
          2010...............     $1.42       $1.63         14,366
          2009...............     $0.83       $1.42         16,026
          2008...............     $2.18       $0.83         21,478
          2007...............     $1.54       $2.18         40,852
          2006...............     $0.00       $1.54          1,730
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.48       $1.99         89,889
          2012...............     $1.33       $1.48        106,279
          2011...............     $1.33       $1.33        136,664
          2010...............     $1.20       $1.33        214,463
          2009...............     $0.96       $1.20        273,095
          2008...............     $1.52       $0.96        285,404
          2007...............     $1.23       $1.52        394,658
          2006...............     $1.19       $1.23        406,893
          2005...............     $1.08       $1.19        245,382
          2004...............     $1.06       $1.08         15,979
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03             --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $2.12       $2.61        134,854
          2012...............     $1.90       $2.12        140,149
          2011...............     $2.24       $1.90        156,614
          2010...............     $1.99       $2.24        219,020
          2009...............     $1.48       $1.99        260,873
          2008...............     $2.60       $1.48        350,204
          2007...............     $2.40       $2.60        390,383
          2006...............     $1.88       $2.40        429,682
          2005...............     $1.72       $1.88        359,489
          2004...............     $1.42       $1.72        172,654

1.50% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.77       $2.08        87,020
          2012...............     $1.52       $1.77        68,686
          2011...............     $1.67       $1.52        52,706
          2010...............     $1.47       $1.67         2,658
          2009...............     $1.18       $1.47         8,970
          2008...............     $2.07       $1.18         9,666
          2007...............     $1.73       $2.07        31,496
          2006...............     $1.45       $1.73        24,057
          2005...............     $1.27       $1.45         7,775
          2004...............     $1.13       $1.27        13,591
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $2.20       $3.42            --
          2012...............     $2.00       $2.20            --
          2011...............     $2.18       $2.00            --
          2010...............     $1.57       $2.18            --
          2009...............     $1.13       $1.57            --
          2008...............     $2.21       $1.13           166
          2007...............     $2.11       $2.21           910
          2006...............     $1.90       $2.11         1,036
          2005...............     $1.60       $1.90           397
          2004...............     $1.48       $1.60           417
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.84       $2.35            --
          2012...............     $1.64       $1.84         3,093
          2011...............     $1.68       $1.64            --
          2010...............     $1.29       $1.68            --
          2009...............     $0.89       $1.29         1,236
          2008...............     $1.42       $0.89            --
          2007...............     $1.00(i)    $1.42            --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.05            --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05            --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.27       $3.49        17,214
          2012...............     $1.80       $2.27         6,829
          2011...............     $1.94       $1.80         8,086
          2010...............     $1.75       $1.94         8,273
          2009...............     $1.23       $1.75         3,526
          2008...............     $1.89       $1.23        10,042
          2007...............     $1.54       $1.89        12,715
          2006...............     $1.45       $1.54         8,423
          2005...............     $1.26       $1.45         8,441
          2004...............     $1.10       $1.26         6,087
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.44       $2.03         8,329
          2012...............     $1.39       $1.44         9,964
          2011...............     $1.57       $1.39        13,232
          2010...............     $1.24       $1.57        16,657
          2009...............     $0.93       $1.24        22,612
          2008...............     $1.56       $0.93        28,349
          2007...............     $1.40       $1.56        57,903
          2006...............     $1.35       $1.40        49,910
          2005...............     $1.21       $1.35        34,696
          2004...............     $0.00       $1.21        28,178




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $2.15       $2.83         39,401
          2012...............     $1.84       $2.15         45,896
          2011...............     $2.14       $1.84         63,895
          2010...............     $1.72       $2.14         82,757
          2009...............     $1.35       $1.72        125,919
          2008...............     $1.86       $1.35        157,205
          2007...............     $1.97       $1.86        192,698
          2006...............     $1.71       $1.97        208,627
          2005...............     $1.67       $1.71        163,098
          2004...............     $1.47       $1.67         84,773
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.50       $2.00          4,615
          2012...............     $1.28       $1.50          5,156
          2011...............     $1.40       $1.28          5,566
          2010...............     $1.20       $1.40         10,980
          2009...............     $0.96       $1.20          9,914
          2008...............     $1.48       $0.96          4,712
          2007...............     $1.00       $1.48          3,064
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.77       $2.09             --
          2012...............     $1.59       $1.77             --
          2011...............     $1.59       $1.59             --
          2010...............     $1.49       $1.59             --
          2009...............     $1.21       $1.49             --
          2008...............     $1.46       $1.21             --
          2007...............     $1.34       $1.46         18,524
          2006...............     $0.00       $1.34         18,806
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $2.01       $2.59         10,054
          2012...............     $1.65       $2.01         10,623
          2011...............     $1.80       $1.65          8,488
          2010...............     $1.71       $1.80         12,685
          2009...............     $1.19       $1.71         47,618
          2008...............     $2.17       $1.19         40,042
          2007...............     $1.61       $2.17         54,528
          2006...............     $1.50       $1.61         23,426
          2005...............     $1.35       $1.50         20,716
          2004...............     $0.00       $1.35         23,274
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.85       $3.21         43,644
          2012...............     $2.56       $2.85         43,916
          2011...............     $3.84       $2.56         49,076
          2010...............     $3.12       $3.84         63,609
          2009...............     $1.77       $3.12         90,183
          2008...............     $3.75       $1.77        126,255
          2007...............     $2.98       $3.75        128,791
          2006...............     $2.06       $2.98        138,702
          2005...............     $1.58       $2.06        116,405
          2004...............     $0.00       $1.58         38,679
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.04       $1.29          2,933
          2012...............     $0.96       $1.04          4,245
          2011...............     $1.00       $0.96          3,260
          2010...............     $0.88       $1.00          3,259
          2009...............     $0.67       $0.88          2,807
          2008...............     $0.95       $0.67             --
          2007...............     $1.00(i)    $0.95             --

1.50% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.56       $2.00         7,996
          2012...............     $1.36       $1.56         7,959
          2011...............     $1.37       $1.36        15,672
          2010...............     $1.24       $1.37        12,034
          2009...............     $0.91       $1.24        16,271
          2008...............     $1.46       $0.91        23,888
          2007...............     $1.34       $1.46        29,072
          2006...............     $1.26       $1.34        10,147
          2005...............     $1.23       $1.26        10,177
          2004...............     $1.15       $1.23        12,727
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.41       $1.91         7,338
          2012...............     $1.23       $1.41         7,360
          2011...............     $1.33       $1.23         5,384
          2010...............     $1.05       $1.33        12,053
          2009...............     $0.75       $1.05            --
          2008...............     $1.58       $0.75        16,465
          2007...............     $1.46       $1.58        19,976
          2006...............     $1.45       $1.46         4,886
          2005...............     $1.43       $1.45         4,901
          2004...............     $1.27       $1.43        28,599
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $2.08       $2.89         8,728
          2012...............     $1.74       $2.08        10,411
          2011...............     $1.98       $1.74        11,209
          2010...............     $1.48       $1.98        22,113
          2009...............     $0.92       $1.48        26,361
          2008...............     $1.54       $0.92        52,430
          2007...............     $1.53       $1.54        73,787
          2006...............     $1.38       $1.53        74,789
          2005...............     $1.33       $1.38        82,492
          2004...............     $1.27       $1.33        96,350
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.79       $2.39        19,142
          2012...............     $1.57       $1.79        16,293
          2011...............     $1.60       $1.57        29,121
          2010...............     $1.46       $1.60        36,051
          2009...............     $1.21       $1.46        33,548
          2008...............     $1.82       $1.21        54,149
          2007...............     $1.72       $1.82        43,980
          2006...............     $1.45       $1.72        35,109
          2005...............     $1.38       $1.45        38,613
          2004...............     $1.22       $1.38        64,444
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.77       $0.75         2,905
          2012...............     $0.65       $0.77         3,056
          2011...............     $0.81       $0.65         2,804
          2010...............     $0.69       $0.81         2,988
          2009...............     $0.41       $0.69         2,536
          2008...............     $0.97       $0.41        12,658
          2007...............     $1.00(i)    $0.97        12,639
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.94       $1.27            --
          2012...............     $0.86       $0.94            --
          2011...............     $0.90       $0.86            --
          2010...............     $0.74       $0.90            --
          2009...............     $0.58       $0.74            --
          2008...............     $0.96       $0.58            --
          2007...............     $1.00(i)    $0.96            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.41       $1.80             --
          2012...............     $1.26       $1.41             --
          2011...............     $1.30       $1.26          8,561
          2010...............     $1.21       $1.30          8,209
          2009...............     $0.85       $1.21         62,195
          2008...............     $1.59       $0.85          7,837
          2007...............     $1.42       $1.59         12,846
          2006...............     $1.34       $1.42         40,905
          2005...............     $1.29       $1.34         45,468
          2004...............     $1.23       $1.29         76,316
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.40       $0.39        177,606
          2012...............     $0.36       $0.40        176,587
          2011...............     $0.37       $0.36        293,068
          2010...............     $0.33       $0.37        404,919
          2009...............     $0.27       $0.33        539,837
          2008...............     $1.26       $0.27        378,134
          2007...............     $1.28       $1.26        275,627
          2006...............     $1.19       $1.28        258,525
          2005...............     $1.18       $1.19        183,827
          2004...............     $1.11       $1.18         92,382
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $2.58       $3.20          8,030
          2012...............     $2.15       $2.58          8,272
          2011...............     $2.37       $2.15          7,823
          2010...............     $2.09       $2.37          7,931
          2009...............     $1.53       $2.09          7,849
          2008...............     $2.73       $1.53         20,505
          2007...............     $2.45       $2.73         32,044
          2006...............     $1.92       $2.45         31,498
          2005...............     $1.70       $1.92         35,709
          2004...............     $1.47       $1.70         33,685
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $1.01       $1.40             --
          2012...............     $0.87       $1.01             --
          2011...............     $0.90       $0.87             --
          2010...............     $0.75       $0.90             --
          2009...............     $0.55       $0.75             --
          2008...............     $0.91       $0.55             --
          2007...............     $1.00(i)    $0.91             --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04             --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.05       $1.03         31,341
          2012...............     $1.01       $1.05         40,761
          2011...............     $1.02       $1.01         46,270
          2010...............     $1.00       $1.02        130,733
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.13       $1.09        364,838
          2012...............     $1.05       $1.13        290,742
          2011...............     $1.03       $1.05        213,131
          2010...............     $1.00       $1.03        155,825

1.50% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT EQUITY INCOME SUB-ACCOUNT:
          2013...............     $1.48       $1.94            --
          2012...............     $1.26       $1.48            --
          2011...............     $1.26       $1.26            --
          2010...............     $1.13       $1.26            --
          2009...............     $0.89       $1.13            --
          2008...............     $1.64       $0.89           855
          2007...............     $1.75       $1.64           857
          2006...............     $1.53       $1.75         1,722
          2005...............     $1.47       $1.53         2,464
          2004...............     $0.00       $1.47        27,245
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.42       $1.89            --
          2012...............     $1.21       $1.42            --
          2011...............     $1.28       $1.21            --
          2010...............     $1.14       $1.28            --
          2009...............     $0.89       $1.14            --
          2008...............     $1.48       $0.89            --
          2007...............     $1.59       $1.48         7,304
          2006...............     $0.00       $1.59         7,326
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.55       $1.96         1,310
          2012...............     $1.29       $1.55         2,368
          2011...............     $1.58       $1.29        10,118
          2010...............     $1.46       $1.58        19,378
          2009...............     $1.19       $1.46        18,816
          2008...............     $2.15       $1.19        35,980
          2007...............     $2.02       $2.15        40,212
          2006...............     $1.60       $2.02        46,549
          2005...............     $1.45       $1.60        53,129
          2004...............     $1.27       $1.45        56,172
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.61       $2.16         2,688
          2012...............     $1.40       $1.61         3,338
          2011...............     $1.49       $1.40         3,663
          2010...............     $1.27       $1.49         3,793
          2009...............     $0.97       $1.27         4,211
          2008...............     $1.61       $0.97         4,741
          2007...............     $0.00       $1.61        21,758
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.48       $2.10            --
          2012...............     $1.32       $1.48            --
          2011...............     $1.63       $1.32            --
          2010...............     $1.37       $1.63            --
          2009...............     $0.85       $1.37            --
          2008...............     $1.37       $0.85            --
          2007...............     $1.31       $1.37         2,709
          2006...............     $1.26       $1.31         2,717
          2005...............     $1.21       $1.26         2,725
          2004...............     $1.17       $1.21         4,556
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.02       $1.08        20,131
          2012...............     $1.00       $1.02            --
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03            --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.16            --
          2012...............     $1.00       $1.01            --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.02       $1.13            --
          2012...............     $1.00       $1.02            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.33       $1.30       8,663,273
          2012...............     $1.25       $1.33       9,584,904
          2011...............     $1.18       $1.25      11,352,450
          2010...............     $1.09       $1.18      13,609,645
          2009...............     $0.96       $1.09      14,857,448
          2008...............     $1.13       $0.96      15,749,874
          2007...............     $1.12       $1.13      17,531,751
          2006...............     $1.09       $1.12      11,972,066
          2005...............     $1.08       $1.09       9,044,946
          2004...............     $1.04       $1.08       5,905,850
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $2.14       $2.80       1,432,733
          2012...............     $1.86       $2.14       1,714,993
          2011...............     $1.93       $1.86       2,030,512
          2010...............     $1.56       $1.93       2,325,942
          2009...............     $1.16       $1.56       2,447,846
          2008...............     $1.85       $1.16       2,721,763
          2007...............     $1.75       $1.85       2,787,069
          2006...............     $1.62       $1.75       2,119,352
          2005...............     $1.47       $1.62       1,682,418
          2004...............     $1.29       $1.47       1,265,670
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.54       $2.00         955,614
          2012...............     $1.36       $1.54         990,266
          2011...............     $1.36       $1.36         938,118
          2010...............     $1.20       $1.36       1,165,195
          2009...............     $0.97       $1.20       1,686,147
          2008...............     $1.57       $0.97       1,801,608
          2007...............     $1.52       $1.57       2,839,766
          2006...............     $1.34       $1.52       2,729,685
          2005...............     $1.30       $1.34       2,983,925
          2004...............     $1.20       $1.30       1,752,518
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.53       $1.51       3,248,582
          2012...............     $1.34       $1.53       3,528,580
          2011...............     $1.36       $1.34       3,790,582
          2010...............     $1.22       $1.36       4,314,377
          2009...............     $1.05       $1.22       4,001,330
          2008...............     $1.02       $1.05       4,159,864
          2007...............     $0.95       $1.02       3,618,967
          2006...............     $0.93       $0.95       1,621,162
          2005...............     $1.00(e)    $0.93         430,175
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06          76,192
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.99       $0.98       3,268,937
          2012...............     $1.01       $0.99       2,892,730
          2011...............     $1.03       $1.01       4,400,562
          2010...............     $1.04       $1.03       3,505,411
          2009...............     $1.06       $1.04       4,925,415
          2008...............     $1.05       $1.06       7,660,374
          2007...............     $1.02       $1.05       6,117,045
          2006...............     $0.99       $1.02       4,393,698
          2005...............     $0.98       $0.99       2,403,008
          2004...............     $0.99       $0.98       1,603,772
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.16       $1.12       2,575,848
          2012...............     $1.14       $1.16       2,859,951
          2011...............     $1.08       $1.14       3,492,199
          2010...............     $1.03       $1.08       4,310,675
          2009...............     $0.97       $1.03       4,391,137
          2008...............     $1.13       $0.97       5,379,112
          2007...............     $1.11       $1.13       6,687,762
          2006...............     $1.07       $1.11       5,583,809
          2005...............     $1.06       $1.07       5,094,000
          2004...............     $1.03       $1.06       2,910,291


                                     A-25



1.55% Variable Account Charge

1.55% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $2.60       $2.59       1,557,815
          2012...............     $2.24       $2.60       1,620,568
          2011...............     $2.15       $2.24       1,796,987
          2010...............     $1.70       $2.15       2,224,269
          2009...............     $1.38       $1.70       2,585,806
          2008...............     $2.21       $1.38       2,665,887
          2007...............     $2.66       $2.21       2,916,085
          2006...............     $2.07       $2.66       2,753,523
          2005...............     $1.89       $2.07       2,663,693
          2004...............     $1.42       $1.89       2,127,796
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.51       $0.62         154,515
          2012...............     $0.46       $0.51         307,447
          2011...............     $0.58       $0.46         340,692
          2010...............     $0.56       $0.58         304,517
          2009...............     $0.42       $0.56         328,053
          2008...............     $0.92       $0.42         358,200
          2007...............     $1.00(i)    $0.92         150,696
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.05          15,116
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.48       $1.98         202,394
          2012...............     $1.31       $1.48         224,351
          2011...............     $1.30       $1.31         246,650
          2010...............     $1.16       $1.30         295,255
          2009...............     $1.00       $1.16         322,000
          2008...............     $1.55       $1.00         336,540
          2007...............     $1.58       $1.55         328,626
          2006...............     $1.38       $1.58         253,249
          2005...............     $1.34       $1.38         334,926
          2004...............     $1.21       $1.34         376,889
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.41       $1.90       1,321,563
          2012...............     $1.26       $1.41       1,668,195
          2011...............     $1.27       $1.26       2,173,470
          2010...............     $1.11       $1.27       2,697,947
          2009...............     $0.84       $1.11       3,319,822
          2008...............     $1.46       $0.84       3,906,608
          2007...............     $1.23       $1.46       4,794,371
          2006...............     $1.29       $1.23       5,521,156
          2005...............     $1.28       $1.29       5,325,162
          2004...............     $1.18       $1.28       4,706,270
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.65       $2.13       1,559,423
          2012...............     $1.46       $1.65       2,020,356
          2011...............     $1.47       $1.46       2,311,748
          2010...............     $1.32       $1.47       2,535,117
          2009...............     $1.12       $1.32       2,181,002
          2008...............     $1.56       $1.12       2,263,699
          2007...............     $1.67       $1.56       2,788,745
          2006...............     $1.43       $1.67       2,459,110
          2005...............     $1.39       $1.43       1,450,188
          2004...............     $1.23       $1.39         741,335
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.33       $1.19       2,788,666
          2012...............     $1.25       $1.33       3,319,494
          2011...............     $1.14       $1.25       3,010,290
          2010...............     $1.10       $1.14       2,900,363
          2009...............     $1.01       $1.10       1,803,168
          2008...............     $1.05       $1.01       1,229,819
          2007...............     $1.00(i)    $1.05          39,597
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.04       $0.99         270,603
          2012...............     $0.99       $1.04         109,278
          2011...............     $1.00       $0.99          15,576




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT (AC):
          2013...............     $1.00       $1.27         108,012
          2012...............     $0.83       $1.00          36,328
          2011...............     $1.00       $0.83           9,983
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.89       $1.12         196,739
          2012...............     $0.76       $0.89          80,142
          2011...............     $1.00       $0.76          34,956
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.01       $1.29         265,229
          2012...............     $0.87       $1.01         138,455
          2011...............     $1.00       $0.87          75,018
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.05       $1.38          42,958
          2012...............     $0.91       $1.05          20,581
          2011...............     $1.00       $0.91              --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.90       $1.08         510,224
          2012...............     $0.78       $0.90         204,224
          2011...............     $1.00       $0.78          14,669
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.94       $1.03         305,200
          2012...............     $0.81       $0.94          96,440
          2011...............     $1.00       $0.81          12,715
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.06       $1.01         153,280
          2012...............     $1.05       $1.06         133,677
          2011...............     $1.00       $1.05         116,341
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.95       $2.52       1,540,082
          2012...............     $1.71       $1.95       1,783,605
          2011...............     $1.78       $1.71       2,123,103
          2010...............     $1.55       $1.78       2,528,967
          2009...............     $1.16       $1.55       2,807,573
          2008...............     $2.06       $1.16       3,169,904
          2007...............     $1.78       $2.06       3,666,458
          2006...............     $1.62       $1.78       3,318,175
          2005...............     $1.41       $1.62       2,584,168
          2004...............     $1.25       $1.41       1,663,438
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.53       $1.93       3,190,609
          2012...............     $1.33       $1.53       3,686,382
          2011...............     $1.34       $1.33       4,696,417
          2010...............     $1.18       $1.34       6,100,710
          2009...............     $0.93       $1.18       7,377,735
          2008...............     $1.64       $0.93       8,446,663
          2007...............     $1.65       $1.64       8,501,909
          2006...............     $1.40       $1.65       7,657,894
          2005...............     $1.34       $1.40       7,092,662
          2004...............     $1.23       $1.34       6,573,300
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.31       $1.37       1,339,918
          2012...............     $1.17       $1.31       1,645,878
          2011...............     $1.15       $1.17       1,392,982
          2010...............     $1.02       $1.15       1,350,194
          2009...............     $0.72       $1.02       1,124,785
          2008...............     $0.98       $0.72         411,529
          2007...............     $1.00(i)    $0.98          25,633

1.55% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $2.49       $3.33         983,628
          2012...............     $2.21       $2.49       1,128,142
          2011...............     $2.52       $2.21       1,205,089
          2010...............     $1.99       $2.52       1,402,465
          2009...............     $1.45       $1.99       1,649,104
          2008...............     $2.43       $1.45       1,939,987
          2007...............     $2.14       $2.43       2,323,426
          2006...............     $1.93       $2.14       2,318,803
          2005...............     $1.66       $1.93       2,023,312
          2004...............     $1.36       $1.66       1,362,874
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.39       $1.76         130,128
          2012...............     $1.26       $1.39         164,275
          2011...............     $1.30       $1.26         192,117
          2010...............     $1.18       $1.30         233,726
          2009...............     $0.92       $1.18         264,655
          2008...............     $1.43       $0.92         274,320
          2007...............     $1.37       $1.43         328,115
          2006...............     $1.26       $1.37         355,402
          2005...............     $1.26       $1.26         329,364
          2004...............     $1.19       $1.26         256,475
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.60       $2.02         538,302
          2012...............     $1.42       $1.60         768,879
          2011...............     $1.46       $1.42         919,681
          2010...............     $1.33       $1.46       1,106,170
          2009...............     $1.07       $1.33       1,195,899
          2008...............     $1.74       $1.07       1,514,302
          2007...............     $1.70       $1.74       1,915,479
          2006...............     $1.46       $1.70       1,634,724
          2005...............     $1.34       $1.46         927,869
          2004...............     $1.21       $1.34         676,052
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.06       $1.43         637,035
          2012...............     $0.91       $1.06         786,205
          2011...............     $0.96       $0.91         776,148
          2010...............     $0.76       $0.96         856,128
          2009...............     $0.60       $0.76         642,836
          2008...............     $0.91       $0.60         462,047
          2007...............     $1.00(i)    $0.91         115,979
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.75       $2.38         177,160
          2012...............     $1.60       $1.75         245,899
          2011...............     $1.71       $1.60         283,991
          2010...............     $1.36       $1.71         447,427
          2009...............     $0.96       $1.36         540,239
          2008...............     $1.70       $0.96         619,687
          2007...............     $1.55       $1.70         632,618
          2006...............     $1.45       $1.55         624,297
          2005...............     $1.41       $1.45         636,437
          2004...............     $1.28       $1.41         633,145
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $3.04       $2.97         574,404
          2012...............     $2.73       $3.04         642,275
          2011...............     $3.30       $2.73         714,293
          2010...............     $2.85       $3.30         816,478
          2009...............     $1.68       $2.85         996,481
          2008...............     $3.60       $1.68       1,159,584
          2007...............     $2.84       $3.60       1,260,903
          2006...............     $2.25       $2.84       1,314,107
          2005...............     $1.79       $2.25       1,005,484
          2004...............     $1.46       $1.79         593,571




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.08       $1.07       1,122,420
          2012...............     $1.07       $1.08       1,097,638
          2011...............     $1.02       $1.07         910,140
          2010...............     $1.00       $1.02         648,989
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.04          12,652
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.88       $1.02         217,064
          2012...............     $0.78       $0.88         231,820
          2011...............     $0.83       $0.78         247,131
          2010...............     $0.73       $0.83         112,237
          2009...............     $0.59       $0.73          50,211
          2008...............     $0.94       $0.59              --
          2007...............     $1.00(i)    $0.94              --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.00       $1.10       1,780,066
          2012...............     $0.92       $1.00       2,240,272
          2011...............     $0.94       $0.92       2,147,086
          2010...............     $0.85       $0.94       2,149,595
          2009...............     $0.73       $0.85       1,982,990
          2008...............     $0.97       $0.73       1,182,640
          2007...............     $1.00(i)    $0.97         519,511
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.10       $1.11         424,892
          2012...............     $1.06       $1.10         447,807
          2011...............     $1.04       $1.06         718,221
          2010...............     $0.99       $1.04         823,097
          2009...............     $0.93       $0.99         437,742
          2008...............     $1.01       $0.93         290,718
          2007...............     $1.00(i)    $1.01           3,867
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.93       $1.06         607,599
          2012...............     $0.83       $0.93         702,435
          2011...............     $0.88       $0.83         814,271
          2010...............     $0.78       $0.88       1,275,428
          2009...............     $0.64       $0.78       1,082,331
          2008...............     $0.95       $0.64         548,452
          2007...............     $1.00(i)    $0.95         128,522
         IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.04       $1.10       1,214,861
          2012...............     $0.98       $1.04       1,258,609
          2011...............     $0.99       $0.98       1,395,010
          2010...............     $0.91       $0.99       1,504,195
          2009...............     $0.83       $0.91       1,569,128
          2008...............     $0.99       $0.83         678,556
          2007...............     $1.00(i)    $0.99          22,267
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.52       $2.10         216,728
          2012...............     $1.36       $1.52         275,287
          2011...............     $1.48       $1.36          63,540
          2010...............     $1.26       $1.48          60,523
          2009...............     $0.77       $1.26          66,313
          2008...............     $1.54       $0.77          47,052
          2007...............     $1.34       $1.54          43,940
          2006...............     $1.33       $1.34          47,249
          2005...............     $1.25       $1.33          26,946
          2004...............     $1.19       $1.25          23,230

1.55% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.03       $1.36         69,441
          2012...............     $0.89       $1.03         59,382
          2011...............     $0.90       $0.89         27,554
          2010...............     $0.75       $0.90         28,375
          2009...............     $0.55       $0.75          7,764
          2008...............     $0.95       $0.55          4,482
          2007...............     $1.00(i)    $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.64       $2.18        625,501
          2012...............     $1.40       $1.64        663,471
          2011...............     $1.45       $1.40        641,878
          2010...............     $1.27       $1.45        669,618
          2009...............     $1.01       $1.27        463,341
          2008...............     $1.59       $1.01        588,735
          2007...............     $1.66       $1.59        831,553
          2006...............     $1.45       $1.66        749,662
          2005...............     $1.41       $1.45        851,883
          2004...............     $1.22       $1.41        573,569
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.55       $1.96         20,411
          2012...............     $1.38       $1.55         12,451
          2011...............     $1.41       $1.38          5,740
          2010...............     $1.31       $1.41          7,898
          2009...............     $1.04       $1.31          5,208
          2008...............     $1.51       $1.04          6,974
          2007...............     $1.43       $1.51          6,907
          2006...............     $1.26       $1.43          7,101
          2005...............     $1.21       $1.26         35,649
          2004...............     $1.17       $1.21         47,595
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.20       $1.48         58,688
          2012...............     $1.09       $1.20         15,967
          2011...............     $1.13       $1.09         21,094
          2010...............     $1.06       $1.13         19,185
          2009...............     $0.81       $1.06         22,314
          2008...............     $1.33       $0.81         44,527
          2007...............     $1.33       $1.33         72,710
          2006...............     $1.22       $1.33         77,029
          2005...............     $1.18       $1.22         98,839
          2004...............     $1.12       $1.18        124,506
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.65       $2.18        271,158
          2012...............     $1.47       $1.65        250,999
          2011...............     $1.52       $1.47        258,300
          2010...............     $1.38       $1.52        276,273
          2009...............     $1.13       $1.38        288,904
          2008...............     $1.69       $1.13        322,785
          2007...............     $1.68       $1.69        427,777
          2006...............     $1.47       $1.68        388,312
          2005...............     $1.36       $1.47        267,310
          2004...............     $1.21       $1.36        104,067
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $1.02       $1.38        659,714
          2012...............     $0.91       $1.02        743,657
          2011...............     $0.94       $0.91        748,276
          2010...............     $0.74       $0.94        785,963
          2009...............     $0.62       $0.74        522,003
          2008...............     $0.92       $0.62        287,512
          2007...............     $1.00(i)    $0.92             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.50       $3.08       3,145,426
          2012...............     $2.13       $2.50       3,742,788
          2011...............     $2.33       $2.13       4,236,789
          2010...............     $2.18       $2.33       5,358,906
          2009...............     $1.77       $2.18       5,889,266
          2008...............     $2.42       $1.77       5,512,314
          2007...............     $1.71       $2.42       5,585,970
          2006...............     $1.44       $1.71       3,917,191
          2005...............     $1.18       $1.44       1,758,400
          2004...............     $1.06       $1.18         422,800
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.62       $1.97       1,781,303
          2012...............     $1.47       $1.62       1,804,536
          2011...............     $1.44       $1.47       1,930,522
          2010...............     $1.25       $1.44       2,093,550
          2009...............     $1.12       $1.25       2,371,524
          2008...............     $1.44       $1.12       2,807,504
          2007...............     $1.29       $1.44       3,557,196
          2006...............     $1.18       $1.29       3,667,368
          2005...............     $1.14       $1.18       3,478,462
          2004...............     $1.06       $1.14       3,108,825
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.77       $2.33         393,189
          2012...............     $1.52       $1.77         231,456
          2011...............     $1.52       $1.52         235,756
          2010...............     $1.28       $1.52         258,071
          2009...............     $1.04       $1.28         306,046
          2008...............     $1.63       $1.04         351,251
          2007...............     $1.45       $1.63         409,167
          2006...............     $1.26       $1.45         368,810
          2005...............     $1.17       $1.26         119,512
          2004...............     $1.09       $1.17         112,876
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.26       $1.34       1,237,136
          2012...............     $1.26       $1.26       1,380,079
          2011...............     $1.63       $1.26       1,612,278
          2010...............     $1.41       $1.63       1,761,552
          2009...............     $0.83       $1.41       2,059,256
          2008...............     $2.18       $0.83       2,119,975
          2007...............     $1.54       $2.18       1,796,569
          2006...............     $1.25       $1.54       1,488,223
          2005...............     $1.00(e)    $1.25         414,653
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.47       $1.98       2,608,591
          2012...............     $1.33       $1.47       3,344,052
          2011...............     $1.32       $1.33       3,697,684
          2010...............     $1.19       $1.32       4,431,802
          2009...............     $0.95       $1.19       4,438,695
          2008...............     $1.52       $0.95       4,791,336
          2007...............     $1.23       $1.52       4,925,902
          2006...............     $1.19       $1.23       3,861,700
          2005...............     $1.08       $1.19       2,330,557
          2004...............     $1.06       $1.08       1,450,216
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03         182,988

1.55% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $2.05       $2.52       2,829,872
          2012...............     $1.84       $2.05       3,484,950
          2011...............     $2.17       $1.84       4,126,810
          2010...............     $1.93       $2.17       4,711,172
          2009...............     $1.43       $1.93       5,104,058
          2008...............     $2.52       $1.43       5,752,054
          2007...............     $2.33       $2.52       6,040,240
          2006...............     $1.82       $2.33       5,632,294
          2005...............     $1.67       $1.82       5,092,514
          2004...............     $1.38       $1.67       3,792,773
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.76       $2.07         693,988
          2012...............     $1.51       $1.76         669,515
          2011...............     $1.66       $1.51         616,081
          2010...............     $1.47       $1.66         563,602
          2009...............     $1.18       $1.47         313,255
          2008...............     $2.06       $1.18         431,841
          2007...............     $1.73       $2.06         502,229
          2006...............     $1.45       $1.73         442,986
          2005...............     $1.26       $1.45         353,381
          2004...............     $1.13       $1.26         244,032
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $2.23       $3.45         167,779
          2012...............     $2.02       $2.23         163,430
          2011...............     $2.21       $2.02         351,831
          2010...............     $1.59       $2.21         420,111
          2009...............     $1.14       $1.59         407,892
          2008...............     $2.24       $1.14         471,579
          2007...............     $2.13       $2.24         496,068
          2006...............     $1.93       $2.13         523,139
          2005...............     $1.62       $1.93         503,868
          2004...............     $1.50       $1.62         478,281
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.83       $2.34         179,772
          2012...............     $1.64       $1.83         171,949
          2011...............     $1.67       $1.64          93,917
          2010...............     $1.29       $1.67          32,655
          2009...............     $0.89       $1.29          31,799
          2008...............     $1.42       $0.89          37,116
          2007...............     $1.28       $1.42          49,643
          2006...............     $1.20       $1.28          54,430
          2005...............     $1.00(e)    $1.20          23,464
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.05              --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05              --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04           3,117
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.26       $3.48         398,934
          2012...............     $1.79       $2.26         430,316
          2011...............     $1.93       $1.79         496,590
          2010...............     $1.74       $1.93         575,967
          2009...............     $1.23       $1.74         746,396
          2008...............     $1.89       $1.23         725,455
          2007...............     $1.54       $1.89         742,000
          2006...............     $1.45       $1.54         578,834
          2005...............     $1.26       $1.45         258,094
          2004...............     $1.10       $1.26          72,675




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.43       $2.02         653,329
          2012...............     $1.38       $1.43         832,486
          2011...............     $1.57       $1.38         992,786
          2010...............     $1.24       $1.57       1,031,590
          2009...............     $0.93       $1.24       1,240,804
          2008...............     $1.56       $0.93       1,359,645
          2007...............     $1.39       $1.56       1,475,522
          2006...............     $1.35       $1.39       1,212,942
          2005...............     $1.21       $1.35         835,285
          2004...............     $1.08       $1.21         427,235
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $2.05       $2.69         861,606
          2012...............     $1.75       $2.05       1,010,416
          2011...............     $2.04       $1.75       1,224,714
          2010...............     $1.64       $2.04       1,500,413
          2009...............     $1.29       $1.64       1,787,161
          2008...............     $1.77       $1.29       2,086,327
          2007...............     $1.88       $1.77       2,399,263
          2006...............     $1.63       $1.88       2,174,460
          2005...............     $1.59       $1.63       1,921,472
          2004...............     $1.41       $1.59       1,262,547
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.49       $1.99         363,723
          2012...............     $1.28       $1.49         261,436
          2011...............     $1.40       $1.28         325,622
          2010...............     $1.20       $1.40         416,706
          2009...............     $0.96       $1.20         511,300
          2008...............     $1.47       $0.96         573,487
          2007...............     $1.47       $1.47         739,345
          2006...............     $1.28       $1.47         698,279
          2005...............     $1.24       $1.28         729,637
          2004...............     $1.10       $1.24         349,068
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.79       $2.11         513,885
          2012...............     $1.60       $1.79         682,135
          2011...............     $1.60       $1.60         804,282
          2010...............     $1.51       $1.60         845,516
          2009...............     $1.22       $1.51         590,971
          2008...............     $1.47       $1.22         612,548
          2007...............     $1.36       $1.47         735,500
          2006...............     $1.25       $1.36         676,044
          2005...............     $1.18       $1.25         597,221
          2004...............     $1.10       $1.18         564,213
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.95       $2.51         780,272
          2012...............     $1.60       $1.95       1,059,951
          2011...............     $1.74       $1.60       1,159,234
          2010...............     $1.66       $1.74       1,359,824
          2009...............     $1.16       $1.66       1,377,040
          2008...............     $2.11       $1.16       1,273,492
          2007...............     $1.57       $2.11       1,027,111
          2006...............     $1.46       $1.57         881,536
          2005...............     $1.32       $1.46       1,011,066
          2004...............     $1.13       $1.32         420,482
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.73       $3.07       1,272,460
          2012...............     $2.45       $2.73       1,634,993
          2011...............     $3.68       $2.45       1,704,296
          2010...............     $2.99       $3.68       1,899,135
          2009...............     $1.69       $2.99       2,154,832
          2008...............     $3.60       $1.69       2,436,871
          2007...............     $2.86       $3.60       2,084,514
          2006...............     $1.98       $2.86       1,589,462
          2005...............     $1.52       $1.98         840,280
          2004...............     $1.30       $1.52         381,986

1.55% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.04       $1.29         579,246
          2012...............     $0.95       $1.04         723,083
          2011...............     $1.00       $0.95         670,583
          2010...............     $0.88       $1.00         660,452
          2009...............     $0.67       $0.88         439,516
          2008...............     $0.95       $0.67         271,281
          2007...............     $1.00(i)    $0.95              --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.55       $1.99       1,229,050
          2012...............     $1.35       $1.55       1,403,894
          2011...............     $1.37       $1.35       1,435,027
          2010...............     $1.24       $1.37       1,544,748
          2009...............     $0.91       $1.24       1,293,626
          2008...............     $1.46       $0.91       1,277,113
          2007...............     $1.33       $1.46         893,919
          2006...............     $1.26       $1.33         148,618
          2005...............     $1.23       $1.26         137,198
          2004...............     $1.15       $1.23         141,463
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.42       $1.92         112,283
          2012...............     $1.24       $1.42         123,127
          2011...............     $1.34       $1.24         119,835
          2010...............     $1.05       $1.34         122,566
          2009...............     $0.76       $1.05         106,830
          2008...............     $1.59       $0.76         128,419
          2007...............     $1.47       $1.59         109,348
          2006...............     $1.46       $1.47         146,758
          2005...............     $1.44       $1.46         152,758
          2004...............     $1.28       $1.44         161,473
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $2.08       $2.90         304,405
          2012...............     $1.75       $2.08         355,453
          2011...............     $1.99       $1.75         453,032
          2010...............     $1.48       $1.99         509,282
          2009...............     $0.92       $1.48         635,262
          2008...............     $1.55       $0.92         769,583
          2007...............     $1.54       $1.55         928,791
          2006...............     $1.39       $1.54       1,129,237
          2005...............     $1.34       $1.39       1,274,103
          2004...............     $1.28       $1.34       1,398,160
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.73       $2.31       2,398,474
          2012...............     $1.52       $1.73       3,003,528
          2011...............     $1.55       $1.52       3,258,603
          2010...............     $1.42       $1.55       3,696,202
          2009...............     $1.17       $1.42       3,292,882
          2008...............     $1.77       $1.17       2,738,548
          2007...............     $1.67       $1.77       1,779,016
          2006...............     $1.41       $1.67         731,896
          2005...............     $1.35       $1.41         712,081
          2004...............     $1.19       $1.35         367,813
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.77       $0.75         781,651
          2012...............     $0.65       $0.77         734,144
          2011...............     $0.81       $0.65         713,329
          2010...............     $0.69       $0.81         774,114
          2009...............     $0.41       $0.69         563,184
          2008...............     $0.97       $0.41         393,001
          2007...............     $1.00(i)    $0.97          12,615




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.93       $1.26         122,376
          2012...............     $0.86       $0.93         122,636
          2011...............     $0.90       $0.86         147,045
          2010...............     $0.74       $0.90         150,212
          2009...............     $0.57       $0.74          91,758
          2008...............     $0.96       $0.57         146,391
          2007...............     $1.00(i)    $0.96              --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.40       $1.78         119,209
          2012...............     $1.25       $1.40         153,632
          2011...............     $1.29       $1.25         172,194
          2010...............     $1.20       $1.29         181,374
          2009...............     $0.84       $1.20         179,748
          2008...............     $1.58       $0.84         200,936
          2007...............     $1.41       $1.58         191,880
          2006...............     $1.33       $1.41         212,183
          2005...............     $1.28       $1.33         264,366
          2004...............     $1.22       $1.28         173,296
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.43       $0.42       3,515,462
          2012...............     $0.38       $0.43       3,965,180
          2011...............     $0.40       $0.38       4,837,363
          2010...............     $0.35       $0.40       5,965,096
          2009...............     $0.29       $0.35       6,732,426
          2008...............     $1.35       $0.29       5,091,144
          2007...............     $1.38       $1.35       4,067,103
          2006...............     $1.28       $1.38       3,401,733
          2005...............     $1.28       $1.28       3,038,206
          2004...............     $1.19       $1.28       2,736,329
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $2.44       $3.02         233,875
          2012...............     $2.04       $2.44         168,875
          2011...............     $2.24       $2.04         159,491
          2010...............     $1.98       $2.24         184,479
          2009...............     $1.45       $1.98         185,551
          2008...............     $2.59       $1.45         250,409
          2007...............     $2.32       $2.59         332,098
          2006...............     $1.83       $2.32         357,513
          2005...............     $1.61       $1.83         307,998
          2004...............     $1.40       $1.61         256,975
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $1.01       $1.39          59,514
          2012...............     $0.87       $1.01          76,252
          2011...............     $0.90       $0.87          80,523
          2010...............     $0.75       $0.90         107,612
          2009...............     $0.55       $0.75          90,011
          2008...............     $0.91       $0.55          76,174
          2007...............     $1.00(i)    $0.91              --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04          12,141
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.05       $1.03       2,042,384
          2012...............     $1.01       $1.05       2,088,818
          2011...............     $1.02       $1.01       1,680,803
          2010...............     $1.00       $1.02       1,325,645
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.13       $1.09       3,790,273
          2012...............     $1.05       $1.13       4,017,426
          2011...............     $1.03       $1.05       2,916,672
          2010...............     $1.00       $1.03       2,544,390

1.55% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.41       $1.84         518,903
          2012...............     $1.20       $1.41         366,929
          2011...............     $1.08       $1.20         406,663
          2010...............     $1.08       $1.20         490,807
          2009...............     $0.85       $1.08         489,928
          2008...............     $1.56       $0.85         515,800
          2007...............     $1.67       $1.56         605,372
          2006...............     $1.46       $1.67         663,496
          2005...............     $1.40       $1.46         766,337
          2004...............     $1.23       $1.40         546,196
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.37       $1.83         120,357
          2012...............     $1.16       $1.37         108,954
          2011...............     $1.24       $1.16         110,158
          2010...............     $1.10       $1.24          94,150
          2009...............     $0.86       $1.10          87,131
          2008...............     $1.43       $0.86         153,726
          2007...............     $1.54       $1.43         175,480
          2006...............     $1.35       $1.54         169,867
          2005...............     $1.31       $1.35         178,570
          2004...............     $1.19       $1.31         190,596
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.51       $1.91         273,206
          2012...............     $1.26       $1.51         337,300
          2011...............     $1.54       $1.26         435,699
          2010...............     $1.42       $1.54         555,973
          2009...............     $1.16       $1.42         634,352
          2008...............     $2.10       $1.16         745,460
          2007...............     $1.97       $2.10         845,901
          2006...............     $1.57       $1.97         985,677
          2005...............     $1.42       $1.57       1,215,767
          2004...............     $1.24       $1.42       1,420,434
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.62       $2.17           4,788
          2012...............     $1.41       $1.62           4,107
          2011...............     $1.50       $1.41           7,010
          2010...............     $1.28       $1.50          11,892
          2009...............     $0.98       $1.28           7,917
          2008...............     $1.63       $0.98          12,759
          2007...............     $1.56       $1.63          69,947
          2006...............     $1.46       $1.56          59,967
          2005...............     $1.35       $1.46          77,161
          2004...............     $1.24       $1.35          59,411
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.47       $2.08         154,523
          2012...............     $1.31       $1.47         156,074
          2011...............     $1.62       $1.31         137,535
          2010...............     $1.36       $1.62         171,676
          2009...............     $0.84       $1.36          87,451
          2008...............     $1.36       $0.84          69,829
          2007...............     $1.31       $1.36          64,895
          2006...............     $1.26       $1.31          76,556
          2005...............     $1.21       $1.26          72,195
          2004...............     $1.17       $1.21          76,797
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.02       $1.08         363,190
          2012...............     $1.00       $1.02          65,986
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03              --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.16          36,192
          2012...............     $1.00       $1.01              --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.02       $1.13         128,631
          2012...............     $1.00       $1.02           2,106




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.28       $1.25        266,888
          2012...............     $1.21       $1.28        225,189
          2011...............     $1.14       $1.21        266,348
          2010...............     $1.06       $1.14        255,007
          2009...............     $0.93       $1.06        307,660
          2008...............     $1.09       $0.93        257,694
          2007...............     $1.09       $1.09        319,812
          2006...............     $1.06       $1.09        263,033
          2005...............     $1.05       $1.06        193,308
          2004...............     $1.01       $1.05        210,026
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.77       $2.31         67,056
          2012...............     $1.53       $1.77         60,736
          2011...............     $1.59       $1.53        102,406
          2010...............     $1.28       $1.59        100,647
          2009...............     $0.96       $1.28        102,706
          2008...............     $1.53       $0.96         93,848
          2007...............     $1.45       $1.53         94,625
          2006...............     $1.34       $1.45         86,467
          2005...............     $1.22       $1.34         51,797
          2004...............     $1.07       $1.22         57,742
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.36       $1.77            527
          2012...............     $1.20       $1.36             --
          2011...............     $1.20       $1.20             --
          2010...............     $1.07       $1.20             --
          2009...............     $0.86       $1.07             --
          2008...............     $1.39       $0.86          5,659
          2007...............     $1.35       $1.39         11,489
          2006...............     $1.19       $1.35         16,114
          2005...............     $1.16       $1.19         16,199
          2004...............     $0.00       $1.16         16,286
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.53       $1.50        112,233
          2012...............     $1.33       $1.53         57,211
          2011...............     $1.36       $1.33         69,090
          2010...............     $1.21       $1.36         66,430
          2009...............     $1.05       $1.21         37,528
          2008...............     $1.02       $1.05         29,071
          2007...............     $0.95       $1.02         44,234
          2006...............     $0.00       $0.95          3,474
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06             --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $1.00       $0.98         55,216
          2012...............     $1.01       $1.00         45,341
          2011...............     $1.03       $1.01         22,966
          2010...............     $1.05       $1.03         21,778
          2009...............     $1.06       $1.05         53,947
          2008...............     $1.06       $1.06         53,277
          2007...............     $1.02       $1.06         64,180
          2006...............     $1.00       $1.02         61,995
          2005...............     $0.99       $1.00         67,873
          2004...............     $1.00       $0.99         72,925
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.13       $1.09         85,726
          2012...............     $1.11       $1.13         57,255
          2011...............     $1.06       $1.11         44,909
          2010...............     $1.01       $1.06         49,169
          2009...............     $0.95       $1.01         47,806
          2008...............     $1.11       $0.95         36,755
          2007...............     $1.09       $1.11         41,681
          2006...............     $1.05       $1.09         35,444
          2005...............     $1.04       $1.05         33,159
          2004...............     $0.00       $1.04         19,615


                                     A-31



1.60% Variable Account Charge

1.60% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.95       $1.94         78,200
          2012...............     $1.68       $1.95         26,753
          2011...............     $1.62       $1.68         46,381
          2010...............     $1.27       $1.62         45,548
          2009...............     $1.04       $1.27         48,008
          2008...............     $1.66       $1.04         42,771
          2007...............     $2.00       $1.66         40,183
          2006...............     $1.56       $2.00         35,737
          2005...............     $1.42       $1.56         25,936
          2004...............     $1.07       $1.42         29,146
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.51       $0.62             --
          2012...............     $0.46       $0.51             --
          2011...............     $0.57       $0.46             --
          2010...............     $0.56       $0.57             --
          2009...............     $0.42       $0.56             --
          2008...............     $0.92       $0.42             --
          2007...............     $1.00(i)    $0.92             --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.05             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.31       $1.74             --
          2012...............     $1.16       $1.31             --
          2011...............     $1.15       $1.16             --
          2010...............     $1.02       $1.15             --
          2009...............     $0.88       $1.02             --
          2008...............     $1.37       $0.88             --
          2007...............     $1.00(i)    $1.37             --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.22       $1.65         17,989
          2012...............     $1.09       $1.22         20,012
          2011...............     $1.10       $1.09         22,100
          2010...............     $0.97       $1.10         23,709
          2009...............     $0.73       $0.97        129,094
          2008...............     $1.27       $0.73        138,201
          2007...............     $1.07       $1.27        153,214
          2006...............     $1.12       $1.07        227,300
          2005...............     $1.12       $1.12        175,163
          2004...............     $1.03       $1.12        191,676
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.45       $1.87         87,653
          2012...............     $1.28       $1.45         47,544
          2011...............     $1.29       $1.28         62,263
          2010...............     $1.16       $1.29         62,974
          2009...............     $0.99       $1.16         23,487
          2008...............     $1.37       $0.99         33,027
          2007...............     $1.47       $1.37         33,040
          2006...............     $0.00       $1.47         44,335
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.32       $1.19        221,610
          2012...............     $1.25       $1.32        105,278
          2011...............     $1.14       $1.25         80,859
          2010...............     $1.10       $1.14         82,602
          2009...............     $1.01       $1.10         23,273
          2008...............     $1.05       $1.01             --
          2007...............     $1.00(i)    $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.04       $0.99         54,867
          2012...............     $0.99       $1.04             --
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $1.00       $1.27         56,380
          2012...............     $0.83       $1.00             --
          2011...............     $1.00       $0.83             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.89       $1.12         20,658
          2012...............     $0.76       $0.89             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.00       $1.29         25,918
          2012...............     $0.87       $1.00             --
          2011...............     $1.00       $0.87             --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.05       $1.37         75,940
          2012...............     $0.90       $1.05             --
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.90       $1.08         21,489
          2012...............     $0.78       $0.90             --
          2011...............     $1.00       $0.78             --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.94       $1.03         13,055
          2012...............     $0.81       $0.94            453
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.06       $1.01             --
          2012...............     $1.05       $1.06          1,184
          2011...............     $1.00       $1.05             --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.64       $2.12         20,808
          2012...............     $1.44       $1.64             --
          2011...............     $1.50       $1.44             --
          2010...............     $1.31       $1.50             --
          2009...............     $0.98       $1.31             --
          2008...............     $1.74       $0.98             --
          2007...............     $1.00(i)    $1.74             --
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.35       $1.70        108,857
          2012...............     $1.17       $1.35         78,643
          2011...............     $1.18       $1.17        118,815
          2010...............     $1.04       $1.18        116,561
          2009...............     $0.82       $1.04        227,575
          2008...............     $1.45       $0.82        236,648
          2007...............     $1.46       $1.45        240,526
          2006...............     $1.23       $1.46        242,985
          2005...............     $1.19       $1.23        217,131
          2004...............     $1.09       $1.19        238,707
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.31       $1.36         72,234
          2012...............     $1.17       $1.31         45,184
          2011...............     $1.14       $1.17         29,395
          2010...............     $1.02       $1.14         28,697
          2009...............     $0.72       $1.02          9,252
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(i)    $0.98             --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $2.01       $2.69          1,512
          2012...............     $1.78       $2.01            159
          2011...............     $2.03       $1.78             --
          2010...............     $1.61       $2.03             --
          2009...............     $1.17       $1.61             --
          2008...............     $1.96       $1.17             --
          2007...............     $1.00(i)    $1.96             --

1.60% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.23       $1.56             --
          2012...............     $1.11       $1.23             --
          2011...............     $1.15       $1.11             --
          2010...............     $1.05       $1.15             --
          2009...............     $0.82       $1.05             --
          2008...............     $1.27       $0.82             --
          2007...............     $1.00(i)    $1.27             --
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.42       $1.79             --
          2012...............     $1.26       $1.42             --
          2011...............     $1.30       $1.26             --
          2010...............     $1.18       $1.30             --
          2009...............     $0.95       $1.18             --
          2008...............     $1.54       $0.95             --
          2007...............     $1.00(i)    $1.54             --
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.06       $1.42        103,846
          2012...............     $0.91       $1.06         42,726
          2011...............     $0.96       $0.91         36,814
          2010...............     $0.76       $0.96         48,636
          2009...............     $0.60       $0.76         15,598
          2008...............     $0.91       $0.60             --
          2007...............     $1.00(i)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.44       $1.95             --
          2012...............     $1.32       $1.44             --
          2011...............     $1.41       $1.32             --
          2010...............     $1.12       $1.41             --
          2009...............     $0.79       $1.12             --
          2008...............     $1.40       $0.79             --
          2007...............     $1.00(i)    $1.40             --
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.28       $2.22          4,315
          2012...............     $2.05       $2.28          4,049
          2011...............     $2.47       $2.05          7,811
          2010...............     $2.14       $2.47          7,273
          2009...............     $1.26       $2.14          8,027
          2008...............     $2.70       $1.26         12,380
          2007...............     $2.13       $2.70          9,789
          2006...............     $1.69       $2.13         18,615
          2005...............     $1.35       $1.69            426
          2004...............     $0.00       $1.35            192
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.08       $1.06        137,424
          2012...............     $1.07       $1.08         74,243
          2011...............     $1.02       $1.07         40,193
          2010...............     $1.00       $1.02         37,867
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.04             --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.87       $1.01             --
          2012...............     $0.78       $0.87             --
          2011...............     $0.83       $0.78             --
          2010...............     $0.73       $0.83             --
          2009...............     $0.59       $0.73             --
          2008...............     $0.94       $0.59             --
          2007...............     $1.00(i)    $0.94             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.00       $1.10        217,337
          2012...............     $0.92       $1.00             --
          2011...............     $0.94       $0.92        649,773
          2010...............     $0.85       $0.94        603,987
          2009...............     $0.73       $0.85        293,314
          2008...............     $0.97       $0.73             --
          2007...............     $1.00(i)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.09       $1.11        628,878
          2012...............     $1.06       $1.09        759,800
          2011...............     $1.04       $1.06             --
          2010...............     $0.99       $1.04             --
          2009...............     $0.93       $0.99             --
          2008...............     $1.01       $0.93             --
          2007...............     $1.00(i)    $1.01             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.93       $1.06             --
          2012...............     $0.83       $0.93             --
          2011...............     $0.88       $0.83             --
          2010...............     $0.78       $0.88             --
          2009...............     $0.64       $0.78             --
          2008...............     $0.95       $0.64             --
          2007...............     $1.00(i)    $0.95             --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB- ACCOUNT:
          2013...............     $1.04       $1.10         44,718
          2012...............     $0.98       $1.04             --
          2011...............     $0.99       $0.98             --
          2010...............     $0.91       $0.99             --
          2009...............     $0.83       $0.91             --
          2008...............     $0.99       $0.83             --
          2007...............     $1.00(i)    $0.99             --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.29       $1.78          6,033
          2012...............     $1.16       $1.29          6,456
          2011...............     $1.26       $1.16             --
          2010...............     $1.07       $1.26             --
          2009...............     $0.66       $1.07             --
          2008...............     $1.31       $0.66             --
          2007...............     $1.00(i)    $1.31             --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.03       $1.35             --
          2012...............     $0.89       $1.03             --
          2011...............     $0.90       $0.89             --
          2010...............     $0.75       $0.90             --
          2009...............     $0.55       $0.75             --
          2008...............     $0.95       $0.55             --
          2007...............     $1.00(i)    $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.43       $1.91         78,746
          2012...............     $1.22       $1.43         24,958
          2011...............     $1.27       $1.22         23,408
          2010...............     $1.12       $1.27         22,581
          2009...............     $0.88       $1.12             --
          2008...............     $1.40       $0.88             --
          2007...............     $1.00(i)    $1.40             --

1.60% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.38       $1.75             --
          2012...............     $1.23       $1.38             --
          2011...............     $1.26       $1.23             --
          2010...............     $1.17       $1.26             --
          2009...............     $0.93       $1.17             --
          2008...............     $1.35       $0.93             --
          2007...............     $1.00(i)    $1.35             --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.11       $1.37             --
          2012...............     $1.01       $1.11          1,374
          2011...............     $1.04       $1.01             --
          2010...............     $0.98       $1.04             --
          2009...............     $0.75       $0.98             --
          2008...............     $1.24       $0.75             --
          2007...............     $1.00(i)    $1.24             --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.47       $1.94             --
          2012...............     $1.31       $1.47             --
          2011...............     $1.36       $1.31             --
          2010...............     $1.23       $1.36             --
          2009...............     $1.01       $1.23             --
          2008...............     $1.51       $1.01             --
          2007...............     $1.00(i)    $1.51             --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $1.02       $1.37        108,387
          2012...............     $0.91       $1.02         67,211
          2011...............     $0.93       $0.91         86,429
          2010...............     $0.74       $0.93         78,735
          2009...............     $0.62       $0.74         28,786
          2008...............     $0.92       $0.62             --
          2007...............     $1.00(i)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.48       $3.06         85,947
          2012...............     $2.12       $2.48         48,422
          2011...............     $2.32       $2.12         42,928
          2010...............     $2.17       $2.32         39,867
          2009...............     $1.76       $2.17         38,991
          2008...............     $2.41       $1.76         41,923
          2007...............     $1.70       $2.41         39,857
          2006...............     $1.44       $1.70         46,676
          2005...............     $1.18       $1.44         49,605
          2004...............     $0.00       $1.18         36,165
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.59       $1.94         99,848
          2012...............     $1.45       $1.59         74,912
          2011...............     $1.42       $1.45         61,898
          2010...............     $1.23       $1.42         64,206
          2009...............     $1.11       $1.23         67,373
          2008...............     $1.43       $1.11         66,353
          2007...............     $1.27       $1.43         65,585
          2006...............     $1.16       $1.27         60,806
          2005...............     $1.13       $1.16         59,625
          2004...............     $0.00       $1.13         36,701
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.75       $2.31         55,221
          2012...............     $1.50       $1.75             --
          2011...............     $1.50       $1.50             --
          2010...............     $1.26       $1.50             --
          2009...............     $1.03       $1.26             --
          2008...............     $1.61       $1.03             --
          2007...............     $1.00(i)    $1.61             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.26       $1.34          8,873
          2012...............     $1.26       $1.26             --
          2011...............     $1.62       $1.26             --
          2010...............     $1.41       $1.62             --
          2009...............     $0.82       $1.41             --
          2008...............     $2.17       $0.82             --
          2007...............     $1.00(i)    $2.17             --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.45       $1.94        127,760
          2012...............     $1.30       $1.45        102,212
          2011...............     $1.30       $1.30        154,107
          2010...............     $1.17       $1.30        151,649
          2009...............     $0.94       $1.17         87,815
          2008...............     $1.49       $0.94         79,909
          2007...............     $1.21       $1.49         81,423
          2006...............     $0.00       $1.21         69,487
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03         14,901
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $1.61       $1.98        113,256
          2012...............     $1.45       $1.61         85,233
          2011...............     $1.71       $1.45        121,437
          2010...............     $1.52       $1.71        110,287
          2009...............     $1.13       $1.52        122,494
          2008...............     $1.98       $1.13        113,874
          2007...............     $1.84       $1.98        113,407
          2006...............     $1.44       $1.84        111,393
          2005...............     $1.32       $1.44         83,948
          2004...............     $1.09       $1.32         93,865
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.67       $1.96        105,879
          2012...............     $1.44       $1.67         19,029
          2011...............     $1.58       $1.44         29,553
          2010...............     $1.40       $1.58         29,223
          2009...............     $1.12       $1.40             --
          2008...............     $1.97       $1.12             --
          2007...............     $1.00(i)    $1.97             --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.57       $2.42          2,301
          2012...............     $1.42       $1.57             --
          2011...............     $1.55       $1.42             --
          2010...............     $1.12       $1.55             --
          2009...............     $0.81       $1.12             --
          2008...............     $1.57       $0.81             --
          2007...............     $1.00(i)    $1.57             --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.82       $2.33         81,135
          2012...............     $1.63       $1.82          2,919
          2011...............     $1.67       $1.63             --
          2010...............     $1.29       $1.67             --
          2009...............     $0.89       $1.29             --
          2008...............     $1.42       $0.89             --
          2007...............     $1.00(i)    $1.42             --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.05             --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05             --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04             --

1.60% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.18       $3.36        71,892
          2012...............     $1.74       $2.18            --
          2011...............     $1.87       $1.74            --
          2010...............     $1.69       $1.87            --
          2009...............     $1.19       $1.69            --
          2008...............     $1.83       $1.19            --
          2007...............     $1.00(i)    $1.83            --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.40       $1.98        37,038
          2012...............     $1.35       $1.40         4,576
          2011...............     $1.54       $1.35        16,348
          2010...............     $1.21       $1.54        16,729
          2009...............     $0.92       $1.21        17,643
          2008...............     $1.53       $0.92        18,692
          2007...............     $1.37       $1.53        16,622
          2006...............     $0.00       $1.37        11,764
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.61       $2.12        26,923
          2012...............     $1.38       $1.61         6,571
          2011...............     $1.61       $1.38        22,823
          2010...............     $1.29       $1.61        21,639
          2009...............     $1.02       $1.29        22,638
          2008...............     $1.40       $1.02        23,229
          2007...............     $1.48       $1.40        25,821
          2006...............     $1.29       $1.48        19,551
          2005...............     $0.00       $1.29         1,711
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.46       $1.94        40,971
          2012...............     $1.25       $1.46            --
          2011...............     $1.37       $1.25            --
          2010...............     $1.17       $1.37            --
          2009...............     $0.94       $1.17            --
          2008...............     $1.44       $0.94            --
          2007...............     $1.00(i)    $1.44            --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.67       $1.97        25,461
          2012...............     $1.50       $1.67        29,335
          2011...............     $1.50       $1.50         9,560
          2010...............     $1.41       $1.50        10,338
          2009...............     $1.14       $1.41        10,990
          2008...............     $1.38       $1.14            --
          2007...............     $1.00(i)    $1.38            --
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.78       $2.30        37,423
          2012...............     $1.46       $1.78            --
          2011...............     $1.60       $1.46            --
          2010...............     $1.53       $1.60            --
          2009...............     $1.06       $1.53            --
          2008...............     $1.94       $1.06            --
          2007...............     $1.00(i)    $1.94            --
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.19       $2.46        50,741
          2012...............     $1.97       $2.19        35,357
          2011...............     $2.95       $1.97        48,700
          2010...............     $2.40       $2.95        39,650
          2009...............     $1.36       $2.40        35,947
          2008...............     $2.90       $1.36        40,345
          2007...............     $2.30       $2.90        30,326
          2006...............     $1.59       $2.30        27,187
          2005...............     $0.00       $1.59         1,339




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.04       $1.28         93,426
          2012...............     $0.95       $1.04         29,794
          2011...............     $1.00       $0.95         24,516
          2010...............     $0.88       $1.00         45,154
          2009...............     $0.67       $0.88         10,215
          2008...............     $0.95       $0.67             --
          2007...............     $1.00(i)    $0.95             --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.39       $1.77         91,579
          2012...............     $1.21       $1.39         62,604
          2011...............     $1.22       $1.21        121,401
          2010...............     $1.11       $1.22        118,075
          2009...............     $0.81       $1.11         64,487
          2008...............     $1.30       $0.81         48,570
          2007...............     $0.00       $1.30         47,875
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.15       $1.55             --
          2012...............     $1.00       $1.15             --
          2011...............     $1.09       $1.00             --
          2010...............     $0.86       $1.09             --
          2009...............     $0.62       $0.86             --
          2008...............     $1.29       $0.62             --
          2007...............     $1.00(i)    $1.29             --
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.65       $2.29          2,056
          2012...............     $1.39       $1.65          2,488
          2011...............     $1.57       $1.39          2,982
          2010...............     $1.18       $1.57          3,368
          2009...............     $0.73       $1.18         42,327
          2008...............     $1.23       $0.73         43,654
          2007...............     $1.22       $1.23         47,943
          2006...............     $1.10       $1.22         54,095
          2005...............     $1.07       $1.10         61,706
          2004...............     $1.02       $1.07         70,205
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.58       $2.11        169,346
          2012...............     $1.39       $1.58        135,034
          2011...............     $1.42       $1.39        204,315
          2010...............     $1.29       $1.42        192,402
          2009...............     $1.07       $1.29        118,231
          2008...............     $1.62       $1.07         65,030
          2007...............     $0.00       $1.62         65,071
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.77       $0.75        172,362
          2012...............     $0.65       $0.77         32,727
          2011...............     $0.81       $0.65         43,144
          2010...............     $0.69       $0.81         38,781
          2009...............     $0.41       $0.69         10,035
          2008...............     $0.97       $0.41             --
          2007...............     $1.00(i)    $0.97             --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.93       $1.26             --
          2012...............     $0.85       $0.93             --
          2011...............     $0.90       $0.85             --
          2010...............     $0.74       $0.90             --
          2009...............     $0.57       $0.74             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(i)    $0.96             --

1.60% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.21       $1.54             --
          2012...............     $1.08       $1.21             --
          2011...............     $1.11       $1.08             --
          2010...............     $1.03       $1.11             --
          2009...............     $0.73       $1.03             --
          2008...............     $1.36       $0.73             --
          2007...............     $1.00(i)    $1.36             --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.37       $0.36         34,712
          2012...............     $0.33       $0.37         32,439
          2011...............     $0.34       $0.33         35,764
          2010...............     $0.31       $0.34         36,245
          2009...............     $0.25       $0.31         83,133
          2008...............     $1.17       $0.25         91,610
          2007...............     $1.19       $1.17         70,715
          2006...............     $1.11       $1.19         62,952
          2005...............     $1.11       $1.11         70,254
          2004...............     $1.03       $1.11         77,562
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $1.86       $2.30         29,063
          2012...............     $1.55       $1.86             --
          2011...............     $1.71       $1.55             --
          2010...............     $1.51       $1.71             --
          2009...............     $1.11       $1.51             --
          2008...............     $2.59       $1.11             --
          2007...............     $2.32       $2.59        332,098
          2006...............     $1.83       $2.32        357,513
          2005...............     $1.21       $1.83        307,998
          2004...............     $1.40       $1.21         76,797
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $1.00       $1.39             --
          2012...............     $0.87       $1.00             --
          2011...............     $0.90       $0.87             --
          2010...............     $0.74       $0.90             --
          2009...............     $0.55       $0.74             --
          2008...............     $0.91       $0.55             --
          2007...............     $1.00(i)    $0.91             --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04             --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.05       $1.03        192,630
          2012...............     $1.01       $1.05        105,737
          2011...............     $1.02       $1.01         41,016
          2010...............     $1.00       $1.02         38,484
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.13       $1.09        320,372
          2012...............     $1.05       $1.13        125,284
          2011...............     $1.03       $1.05         71,273
          2010...............     $1.00       $1.03         67,704
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.25       $1.62             --
          2012...............     $1.06       $1.25             --
          2011...............     $1.06       $1.06             --
          2010...............     $0.95       $1.06             --
          2009...............     $0.75       $0.95             --
          2008...............     $1.38       $0.75             --
          2007...............     $1.00(i)    $1.38             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.23       $1.64            --
          2012...............     $1.05       $1.23            --
          2011...............     $1.12       $1.05            --
          2010...............     $0.99       $1.12            --
          2009...............     $0.78       $0.99            --
          2008...............     $1.29       $0.78            --
          2007...............     $1.00(i)    $1.29            --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.31       $1.65         6,129
          2012...............     $1.09       $1.31         7,188
          2011...............     $1.33       $1.09         7,347
          2010...............     $1.23       $1.33         7,422
          2009...............     $1.00       $1.23        40,453
          2008...............     $1.82       $1.00        40,878
          2007...............     $1.71       $1.82        43,829
          2006...............     $1.36       $1.71        49,098
          2005...............     $1.23       $1.36        57,255
          2004...............     $1.08       $1.23        66,096
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.34       $1.80            --
          2012...............     $1.16       $1.34            --
          2011...............     $1.25       $1.16            --
          2010...............     $1.06       $1.25            --
          2009...............     $0.81       $1.06            --
          2008...............     $1.35       $0.81            --
          2007...............     $1.00(i)    $1.35            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.29       $1.82            --
          2012...............     $1.14       $1.29            --
          2011...............     $1.42       $1.14            --
          2010...............     $1.19       $1.42            --
          2009...............     $0.74       $1.19            --
          2008...............     $1.19       $0.74            --
          2007...............     $1.00(i)    $1.19            --
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.02       $1.08            --
          2012...............     $1.00       $1.02            --
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03            --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.16            --
          2012...............     $1.00       $1.01            --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.02       $1.13        68,182
          2012...............     $1.00       $1.02            --



1.65% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.27       $1.24       2,522,527
          2012...............     $1.20       $1.27       3,838,233
          2011...............     $1.13       $1.20       3,587,538
          2010...............     $1.05       $1.13       3,751,890
          2009...............     $0.93       $1.05       2,462,967
          2008...............     $1.09       $0.93       1,637,426
          2007...............     $1.08       $1.09       1,313,297
          2006...............     $1.05       $1.08         603,855
          2005...............     $1.04       $1.05         466,644
          2004...............     $1.01       $1.04         185,652

1.65% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $2.15       $2.80         547,852
          2012...............     $1.86       $2.15         714,125
          2011...............     $1.94       $1.86         653,878
          2010...............     $1.56       $1.94         674,517
          2009...............     $1.16       $1.56         600,643
          2008...............     $1.87       $1.16         433,048
          2007...............     $1.77       $1.87         295,795
          2006...............     $1.63       $1.77         142,549
          2005...............     $1.48       $1.63         122,775
          2004...............     $1.30       $1.48          43,847
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.55       $2.00         288,407
          2012...............     $1.36       $1.55         281,830
          2011...............     $1.36       $1.36          78,176
          2010...............     $1.21       $1.36          48,915
          2009...............     $0.98       $1.21          10,864
          2008...............     $1.58       $0.98           3,346
          2007...............     $0.00       $1.58           3,052
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.52       $1.49       1,432,271
          2012...............     $1.33       $1.52       1,400,710
          2011...............     $1.36       $1.33       1,110,474
          2010...............     $1.21       $1.36         962,795
          2009...............     $1.05       $1.21         573,666
          2008...............     $1.02       $1.05         379,601
          2007...............     $0.95       $1.02         360,983
          2006...............     $0.93       $0.95         154,304
          2005...............     $1.00(e)    $0.93          47,969
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06         460,582
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.99       $0.97         579,171
          2012...............     $1.00       $0.99         862,782
          2011...............     $1.02       $1.00         837,905
          2010...............     $1.04       $1.02       1,232,315
          2009...............     $1.05       $1.04         490,108
          2008...............     $1.05       $1.05         568,691
          2007...............     $1.02       $1.05         490,622
          2006...............     $0.99       $1.02         352,498
          2005...............     $0.98       $0.99         337,124
          2004...............     $0.00       $0.98         270,850
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.13       $1.09         393,042
          2012...............     $1.11       $1.13         411,841
          2011...............     $1.06       $1.11         369,302
          2010...............     $1.00       $1.06         427,023
          2009...............     $0.95       $1.00         357,814
          2008...............     $1.10       $0.95         215,994
          2007...............     $1.09       $1.10         149,877
          2006...............     $0.00       $1.09          11,356
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $2.38       $2.37         321,927
          2012...............     $2.06       $2.38         347,482
          2011...............     $1.98       $2.06         337,040
          2010...............     $1.56       $1.98         341,469
          2009...............     $1.28       $1.56         313,206
          2008...............     $2.04       $1.28         209,649
          2007...............     $2.46       $2.04         148,887
          2006...............     $1.91       $2.46          82,407
          2005...............     $1.75       $1.91          54,346
          2004...............     $1.31       $1.75          26,134




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.51       $0.62          63,205
          2012...............     $0.45       $0.51              --
          2011...............     $0.57       $0.45              --
          2010...............     $0.56       $0.57              --
          2009...............     $0.42       $0.56              --
          2008...............     $0.92       $0.42              --
          2007...............     $1.00(i)    $0.92              --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.05          32,093
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.50       $2.00          19,886
          2012...............     $1.33       $1.50          22,920
          2011...............     $1.32       $1.33          15,208
          2010...............     $1.18       $1.32              --
          2009...............     $1.01       $1.18              --
          2008...............     $1.58       $1.01              --
          2007...............     $1.00(i)    $1.58              --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.39       $1.88         112,092
          2012...............     $1.24       $1.39         127,627
          2011...............     $1.25       $1.24         165,091
          2010...............     $1.10       $1.25         184,433
          2009...............     $0.83       $1.10         240,861
          2008...............     $1.45       $0.83         291,053
          2007...............     $1.22       $1.45         319,724
          2006...............     $1.28       $1.22         358,773
          2005...............     $1.28       $1.28         326,366
          2004...............     $1.18       $1.28         147,237
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.64       $2.13         553,931
          2012...............     $1.46       $1.64         650,582
          2011...............     $1.47       $1.46         597,062
          2010...............     $1.32       $1.47         566,733
          2009...............     $1.12       $1.32         344,005
          2008...............     $1.56       $1.12         221,666
          2007...............     $1.68       $1.56         224,064
          2006...............     $1.44       $1.68         251,243
          2005...............     $1.39       $1.44         102,233
          2004...............     $0.00       $1.39          30,745
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.32       $1.19       1,542,588
          2012...............     $1.25       $1.32       1,509,042
          2011...............     $1.14       $1.25       1,176,798
          2010...............     $1.10       $1.14       1,059,887
          2009...............     $1.01       $1.10         334,716
          2008...............     $1.05       $1.01           4,665
          2007...............     $1.00(i)    $1.05              --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.03       $0.99          16,399
          2012...............     $0.99       $1.03          13,808
          2011...............     $1.00       $0.99           9,072
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $1.00       $1.27         492,847
          2012...............     $0.83       $1.00          79,752
          2011...............     $1.00       $0.83          44,386
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.89       $1.12           9,946
          2012...............     $0.76       $0.89           9,135
          2011...............     $1.00       $0.76           3,430
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.00       $1.28          18,308
          2012...............     $0.87       $1.00          19,277
          2011...............     $1.00       $0.87           9,250

1.65% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.05       $1.37         136,281
          2012...............     $0.90       $1.05         151,225
          2011...............     $1.00       $0.90          18,645
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.90       $1.08         154,462
          2012...............     $0.78       $0.90         122,760
          2011...............     $1.00       $0.78          37,565
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.94       $1.03         408,399
          2012...............     $0.81       $0.94          90,518
          2011...............     $1.00       $0.81          40,868
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.06       $1.01         128,511
          2012...............     $1.05       $1.06          97,352
          2011...............     $1.00       $1.05          35,426
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.92       $2.47         257,927
          2012...............     $1.68       $1.92         252,094
          2011...............     $1.76       $1.68         178,742
          2010...............     $1.53       $1.76         164,715
          2009...............     $1.15       $1.53         109,964
          2008...............     $2.03       $1.15          91,967
          2007...............     $1.76       $2.03         120,203
          2006...............     $1.61       $1.76         109,915
          2005...............     $1.40       $1.61           9,282
          2004...............     $0.00       $1.40           9,323
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.55       $1.95         414,822
          2012...............     $1.35       $1.55         521,075
          2011...............     $1.36       $1.35         609,343
          2010...............     $1.21       $1.36         734,592
          2009...............     $0.94       $1.21         777,383
          2008...............     $1.68       $0.94         696,939
          2007...............     $1.68       $1.68         515,939
          2006...............     $1.43       $1.68         388,438
          2005...............     $1.37       $1.43         360,897
          2004...............     $1.26       $1.37         211,201
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.31       $1.36       1,460,801
          2012...............     $1.16       $1.31       1,611,293
          2011...............     $1.14       $1.16         538,452
          2010...............     $1.02       $1.14         453,664
          2009...............     $0.72       $1.02         583,453
          2008...............     $0.98       $0.72          71,990
          2007...............     $1.00(i)    $0.98              --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $2.53       $3.39          70,822
          2012...............     $2.25       $2.53          81,730
          2011...............     $2.57       $2.25          70,197
          2010...............     $2.03       $2.57         184,918
          2009...............     $1.48       $2.03          47,367
          2008...............     $2.48       $1.48          49,725
          2007...............     $2.19       $2.48          55,559
          2006...............     $1.98       $2.19          49,151
          2005...............     $1.71       $1.98           8,549
          2004...............     $0.00       $1.71           7,017




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.40       $1.77          41,947
          2012...............     $1.26       $1.40          46,214
          2011...............     $1.30       $1.26          34,907
          2010...............     $1.19       $1.30          16,074
          2009...............     $0.93       $1.19          14,414
          2008...............     $1.44       $0.93           3,305
          2007...............     $1.38       $1.44          11,792
          2006...............     $1.27       $1.38          13,219
          2005...............     $1.28       $1.27          14,983
          2004...............     $0.00       $1.28          15,051
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.57       $1.98          41,156
          2012...............     $1.40       $1.57          48,073
          2011...............     $1.43       $1.40          37,590
          2010...............     $1.31       $1.43         260,332
          2009...............     $1.06       $1.31          21,240
          2008...............     $1.71       $1.06          16,032
          2007...............     $1.68       $1.71          17,819
          2006...............     $0.00       $1.68          15,118
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.06       $1.42         296,268
          2012...............     $0.91       $1.06         418,480
          2011...............     $0.96       $0.91         373,042
          2010...............     $0.76       $0.96         334,608
          2009...............     $0.60       $0.76         232,706
          2008...............     $0.91       $0.60          32,342
          2007...............     $1.00(i)    $0.91              --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.78       $2.42          28,999
          2012...............     $1.63       $1.78          21,470
          2011...............     $1.74       $1.63          19,942
          2010...............     $1.39       $1.74          17,565
          2009...............     $0.98       $1.39              --
          2008...............     $1.40       $0.98              --
          2007...............     $1.00(i)    $1.40              --
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.98       $2.91          51,012
          2012...............     $2.68       $2.98         104,437
          2011...............     $3.24       $2.68         109,945
          2010...............     $2.80       $3.24         111,152
          2009...............     $1.65       $2.80          44,089
          2008...............     $3.55       $1.65          53,013
          2007...............     $2.80       $3.55          48,753
          2006...............     $2.22       $2.80          49,163
          2005...............     $1.77       $2.22          38,065
          2004...............     $1.45       $1.77           5,309
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.08       $1.06       1,271,174
          2012...............     $1.06       $1.08         702,710
          2011...............     $1.02       $1.06         499,325
          2010...............     $1.00       $1.02         389,032
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.04          44,250
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.87       $1.01         215,919
          2012...............     $0.78       $0.87         225,487
          2011...............     $0.83       $0.78         498,985
          2010...............     $0.73       $0.83         491,389
          2009...............     $0.58       $0.73         471,127
          2008...............     $0.94       $0.58              --
          2007...............     $1.00(i)    $0.94              --

1.65% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.00       $1.10       2,865,620
          2012...............     $0.91       $1.00       2,805,015
          2011...............     $0.94       $0.91       2,091,582
          2010...............     $0.85       $0.94       1,647,188
          2009...............     $0.73       $0.85       1,590,284
          2008...............     $0.97       $0.73         401,334
          2007...............     $1.00(i)    $0.97         385,940
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.09       $1.10       1,492,306
          2012...............     $1.06       $1.09       1,902,209
          2011...............     $1.04       $1.06       1,783,969
          2010...............     $0.99       $1.04       1,576,963
          2009...............     $0.93       $0.99       1,121,699
          2008...............     $1.00       $0.93          10,466
          2007...............     $1.00(i)    $1.00              --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.92       $1.06         204,446
          2012...............     $0.83       $0.92         210,000
          2011...............     $0.88       $0.83         178,532
          2010...............     $0.78       $0.88         168,084
          2009...............     $0.64       $0.78         436,751
          2008...............     $0.95       $0.64              --
          2007...............     $1.00(i)    $0.95              --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.04       $1.10       1,922,256
          2012...............     $0.98       $1.04       2,715,560
          2011...............     $0.98       $0.98       2,166,079
          2010...............     $0.91       $0.98       1,659,550
          2009...............     $0.83       $0.91       1,436,199
          2008...............     $0.99       $0.83         330,174
          2007...............     $1.00(i)    $0.99              --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.50       $2.06          29,061
          2012...............     $1.35       $1.50          38,902
          2011...............     $1.46       $1.35              --
          2010...............     $1.24       $1.46              --
          2009...............     $0.76       $1.24              --
          2008...............     $1.52       $0.76              --
          2007...............     $1.00(i)    $1.52              --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.03       $1.35          49,964
          2012...............     $0.89       $1.03          15,164
          2011...............     $0.90       $0.89          14,171
          2010...............     $0.75       $0.90           4,027
          2009...............     $0.55       $0.75              --
          2008...............     $0.95       $0.55              --
          2007...............     $1.00(i)    $0.95              --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.66       $2.21         271,122
          2012...............     $1.42       $1.66         304,737
          2011...............     $1.47       $1.42         243,887
          2010...............     $1.29       $1.47         163,605
          2009...............     $1.02       $1.29          10,028
          2008...............     $1.62       $1.02          12,256
          2007...............     $1.69       $1.62          21,075
          2006...............     $0.00       $1.69           9,602




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.54       $1.96          42,007
          2012...............     $1.38       $1.54         287,343
          2011...............     $1.41       $1.38         283,342
          2010...............     $1.31       $1.41         495,261
          2009...............     $1.04       $1.31              --
          2008...............     $1.52       $1.04              --
          2007...............     $1.00(i)    $1.52              --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.20       $1.47              --
          2012...............     $1.08       $1.20              --
          2011...............     $1.12       $1.08          11,220
          2010...............     $1.06       $1.12           2,248
          2009...............     $0.80       $1.06              --
          2008...............     $1.33       $0.80              --
          2007...............     $1.00(i)    $1.33              --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.68       $2.21          56,009
          2012...............     $1.49       $1.68          66,245
          2011...............     $1.55       $1.49           5,737
          2010...............     $1.41       $1.55           5,537
          2009...............     $1.15       $1.41             988
          2008...............     $1.73       $1.15             994
          2007...............     $0.00       $1.73             864
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $1.02       $1.37         433,371
          2012...............     $0.91       $1.02         528,502
          2011...............     $0.93       $0.91         582,152
          2010...............     $0.74       $0.93         550,077
          2009...............     $0.62       $0.74         363,919
          2008...............     $0.92       $0.62          62,111
          2007...............     $1.00(i)    $0.92              --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.48       $3.05       1,837,191
          2012...............     $2.11       $2.48       1,943,044
          2011...............     $2.31       $2.11       1,544,942
          2010...............     $2.16       $2.31       1,253,616
          2009...............     $1.76       $2.16          89,512
          2008...............     $2.41       $1.76          83,907
          2007...............     $1.70       $2.41          48,795
          2006...............     $1.44       $1.70          30,444
          2005...............     $0.00       $1.44           5,838
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.60       $1.95         222,752
          2012...............     $1.46       $1.60         241,472
          2011...............     $1.43       $1.46          94,920
          2010...............     $1.25       $1.43          35,552
          2009...............     $1.12       $1.25           5,772
          2008...............     $1.44       $1.12           5,801
          2007...............     $1.29       $1.44           5,829
          2006...............     $1.18       $1.29           5,026
          2005...............     $1.14       $1.18           5,049
          2004...............     $0.00       $1.14          22,681
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.76       $2.31         600,990
          2012...............     $1.51       $1.76         127,564
          2011...............     $1.51       $1.51          78,159
          2010...............     $1.27       $1.51              --
          2009...............     $1.04       $1.27              --
          2008...............     $1.62       $1.04              --
          2007...............     $1.00(i)    $1.62              --

1.65% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.25       $1.33         587,532
          2012...............     $1.25       $1.25         544,584
          2011...............     $1.62       $1.25         429,200
          2010...............     $1.41       $1.62         241,859
          2009...............     $0.82       $1.41          38,775
          2008...............     $2.17       $0.82         114,933
          2007...............     $1.54       $2.17          18,147
          2006...............     $1.25       $1.54           7,059
          2005...............     $1.00(e)    $1.25           6,070
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.46       $1.96         881,579
          2012...............     $1.32       $1.46       1,136,621
          2011...............     $1.31       $1.32       1,116,886
          2010...............     $1.18       $1.31       1,157,038
          2009...............     $0.95       $1.18         866,572
          2008...............     $1.51       $0.95         561,198
          2007...............     $1.22       $1.51         424,994
          2006...............     $1.18       $1.22         219,121
          2005...............     $0.00       $1.18         127,588
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03          88,261
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $2.09       $2.57         766,929
          2012...............     $1.88       $2.09       1,119,435
          2011...............     $2.22       $1.88       1,043,117
          2010...............     $1.97       $2.22       1,081,383
          2009...............     $1.47       $1.97         630,710
          2008...............     $2.58       $1.47         443,768
          2007...............     $2.39       $2.58         327,940
          2006...............     $1.87       $2.39         234,586
          2005...............     $1.71       $1.87         211,140
          2004...............     $1.42       $1.71          91,982
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.74       $2.05         370,159
          2012...............     $1.50       $1.74         405,372
          2011...............     $1.65       $1.50         300,847
          2010...............     $1.46       $1.65         174,563
          2009...............     $1.17       $1.46              --
          2008...............     $2.05       $1.17              --
          2007...............     $1.00(i)    $2.05              --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $2.17       $3.36          72,448
          2012...............     $1.98       $2.17          73,508
          2011...............     $2.16       $1.98          81,062
          2010...............     $1.56       $2.16          49,887
          2009...............     $1.12       $1.56             372
          2008...............     $0.00       $1.12             375
          2007...............     $2.09       $2.19              --
          2006...............     $1.90       $2.09              --
          2005...............     $0.00       $1.90           4,213
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.82       $2.32         258,714
          2012...............     $1.63       $1.82         258,590
          2011...............     $1.66       $1.63         139,346
          2010...............     $1.28       $1.66          75,252
          2009...............     $0.89       $1.28             713
          2008...............     $1.42       $0.89              --
          2007...............     $1.00(i)    $1.42              --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.05              --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05             --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.24       $3.44        276,709
          2012...............     $1.78       $2.24        292,453
          2011...............     $1.92       $1.78        227,388
          2010...............     $1.73       $1.92        181,910
          2009...............     $1.22       $1.73          1,741
          2008...............     $1.88       $1.22         10,022
          2007...............     $0.00       $1.88          8,752
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.42       $2.00        308,591
          2012...............     $1.37       $1.42        366,702
          2011...............     $1.56       $1.37        225,503
          2010...............     $1.23       $1.56         84,344
          2009...............     $0.93       $1.23         52,666
          2008...............     $1.55       $0.93         53,815
          2007...............     $1.39       $1.55         42,837
          2006...............     $1.34       $1.39         14,952
          2005...............     $0.00       $1.34          3,050
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $2.12       $2.78        237,077
          2012...............     $1.82       $2.12        286,117
          2011...............     $2.12       $1.82        273,424
          2010...............     $1.70       $2.12        259,930
          2009...............     $1.34       $1.70        187,424
          2008...............     $1.84       $1.34        216,411
          2007...............     $1.96       $1.84        194,115
          2006...............     $1.70       $1.96        117,379
          2005...............     $1.66       $1.70         96,860
          2004...............     $0.00       $1.66         39,748
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.48       $1.97        700,139
          2012...............     $1.27       $1.48        867,414
          2011...............     $1.39       $1.27        895,014
          2010...............     $1.19       $1.39         37,889
          2009...............     $0.95       $1.19          1,889
          2008...............     $1.47       $0.95             --
          2007...............     $1.00(i)    $1.47             --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.75       $2.06        422,154
          2012...............     $1.57       $1.75        310,506
          2011...............     $1.57       $1.57        306,633
          2010...............     $1.48       $1.57        281,484
          2009...............     $1.20       $1.48         84,884
          2008...............     $1.45       $1.20             --
          2007...............     $1.00(i)    $1.45             --
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.98       $2.55        125,959
          2012...............     $1.63       $1.98         96,097
          2011...............     $1.78       $1.63         98,411
          2010...............     $1.70       $1.78         66,572
          2009...............     $1.18       $1.70         22,919
          2008...............     $2.16       $1.18         28,576
          2007...............     $1.61       $2.16         22,961
          2006...............     $1.50       $1.61         17,327
          2005...............     $1.35       $1.50         33,308
          2004...............     $0.00       $1.35         27,068

1.65% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.81       $3.16         342,341
          2012...............     $2.52       $2.81         420,496
          2011...............     $3.79       $2.52         434,419
          2010...............     $3.08       $3.79         380,983
          2009...............     $1.75       $3.08         369,204
          2008...............     $3.73       $1.75         312,169
          2007...............     $2.96       $3.73         200,109
          2006...............     $2.05       $2.96         122,441
          2005...............     $1.58       $2.05          73,369
          2004...............     $0.00       $1.58          20,125
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.03       $1.28         408,414
          2012...............     $0.95       $1.03         421,688
          2011...............     $1.00       $0.95         425,967
          2010...............     $0.88       $1.00         350,716
          2009...............     $0.67       $0.88         172,523
          2008...............     $0.95       $0.67          27,098
          2007...............     $1.00(i)    $0.95              --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.54       $1.97         580,165
          2012...............     $1.34       $1.54         731,670
          2011...............     $1.36       $1.34         740,548
          2010...............     $1.23       $1.36         715,293
          2009...............     $0.90       $1.23         515,378
          2008...............     $1.45       $0.90         295,488
          2007...............     $1.00(i)    $1.45              --
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.39       $1.88           8,692
          2012...............     $1.22       $1.39           9,851
          2011...............     $1.32       $1.22           9,682
          2010...............     $1.04       $1.32          10,026
          2009...............     $0.75       $1.04              --
          2008...............     $1.57       $0.75              --
          2007...............     $1.00(i)    $1.57              --
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $2.05       $2.84          31,403
          2012...............     $1.72       $2.05          20,672
          2011...............     $1.95       $1.72          27,203
          2010...............     $1.46       $1.95          22,416
          2009...............     $0.91       $1.46           7,130
          2008...............     $1.53       $0.91           7,282
          2007...............     $1.52       $1.53           7,588
          2006...............     $1.37       $1.52          20,817
          2005...............     $1.33       $1.37          20,834
          2004...............     $1.27       $1.33          23,116
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.76       $2.35         941,181
          2012...............     $1.55       $1.76       1,363,876
          2011...............     $1.58       $1.55       1,403,873
          2010...............     $1.44       $1.58       1,440,377
          2009...............     $1.20       $1.44       1,138,442
          2008...............     $1.81       $1.20         564,474
          2007...............     $1.71       $1.81         309,221
          2006...............     $1.44       $1.71          16,675
          2005...............     $0.00       $1.44          15,401
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.76       $0.74         705,346
          2012...............     $0.65       $0.76         770,789
          2011...............     $0.81       $0.65         687,924
          2010...............     $0.69       $0.81         457,964
          2009...............     $0.41       $0.69         143,169
          2008...............     $0.97       $0.41          13,349
          2007...............     $1.00(i)    $0.97           2,705




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.93       $1.26          15,909
          2012...............     $0.85       $0.93          19,165
          2011...............     $0.90       $0.85           2,974
          2010...............     $0.74       $0.90              --
          2009...............     $0.57       $0.74              --
          2008...............     $0.96       $0.57              --
          2007...............     $1.00(i)    $0.96              --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.39       $1.77           9,097
          2012...............     $1.25       $1.39           5,332
          2011...............     $1.28       $1.25           5,470
          2010...............     $1.20       $1.28           5,523
          2009...............     $0.84       $1.20           3,233
          2008...............     $1.58       $0.84           3,248
          2007...............     $1.41       $1.58          11,587
          2006...............     $1.33       $1.41          12,990
          2005...............     $1.29       $1.33          14,723
          2004...............     $0.00       $1.29          14,789
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.40       $0.39         624,677
          2012...............     $0.35       $0.40         686,128
          2011...............     $0.37       $0.35       2,452,486
          2010...............     $0.33       $0.37         818,108
          2009...............     $0.26       $0.33         911,090
          2008...............     $1.25       $0.26         631,799
          2007...............     $1.27       $1.25         304,659
          2006...............     $1.19       $1.27         175,934
          2005...............     $1.18       $1.19         151,973
          2004...............     $0.00       $1.18          57,073
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $2.54       $3.15         123,808
          2012...............     $2.13       $2.54          28,433
          2011...............     $2.34       $2.13          29,088
          2010...............     $2.07       $2.34         150,756
          2009...............     $1.52       $2.07           3,368
          2008...............     $2.71       $1.52           3,383
          2007...............     $2.44       $2.71           3,398
          2006...............     $0.00       $2.44           3,414
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $1.00       $1.38          95,931
          2012...............     $0.86       $1.00          81,502
          2011...............     $0.90       $0.86          48,019
          2010...............     $0.74       $0.90          26,043
          2009...............     $0.55       $0.74              --
          2008...............     $0.91       $0.55              --
          2007...............     $1.00(i)    $0.91              --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04          32,295

         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.05       $1.03       3,325,245
          2012...............     $1.01       $1.05       3,484,410
          2011...............     $1.01       $1.01       2,365,249
          2010...............     $1.00       $1.01         539,663
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.13       $1.09       5,202,224
          2012...............     $1.05       $1.13       3,670,496
          2011...............     $1.03       $1.05       1,813,976
          2010...............     $1.00       $1.03       2,255,073

1.65% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.46       $1.91          13,007
          2012...............     $1.25       $1.46          13,572
          2011...............     $1.24       $1.25             805
          2010...............     $1.12       $1.24              --
          2009...............     $0.88       $1.12              --
          2008...............     $1.63       $0.88              --
          2007...............     $1.00(i)    $1.63              --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.39       $1.86              --
          2012...............     $1.19       $1.39              --
          2011...............     $1.27       $1.19              --
          2010...............     $1.13       $1.27              --
          2009...............     $0.88       $1.13              --
          2008...............     $1.46       $0.88              --
          2007...............     $1.00(i)    $1.46              --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.53       $1.93          19,537
          2012...............     $1.28       $1.53          26,176
          2011...............     $1.56       $1.28          34,379
          2010...............     $1.45       $1.56          45,232
          2009...............     $1.18       $1.45          42,552
          2008...............     $2.14       $1.18          47,788
          2007...............     $2.01       $2.14          40,790
          2006...............     $1.60       $2.01          23,271
          2005...............     $1.45       $1.60          24,917
          2004...............     $1.27       $1.45          28,910
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.58       $2.12           3,668
          2012...............     $1.38       $1.58           4,373
          2011...............     $1.48       $1.38          24,090
          2010...............     $1.26       $1.48           1,077
          2009...............     $0.97       $1.26              --
          2008...............     $1.60       $0.97              --
          2007...............     $1.00(i)    $1.60              --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.46       $2.06          14,593
          2012...............     $1.30       $1.46         621,318
          2011...............     $1.61       $1.30         565,634
          2010...............     $1.35       $1.61           8,776
          2009...............     $0.84       $1.35              --
          2008...............     $1.36       $0.84              --
          2007...............     $1.00(i)    $1.36              --
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.02       $1.08       1,179,857
          2012...............     $1.00       $1.02       1,191,005
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03              --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.16       1,165,495
          2012...............     $1.00       $1.01       1,066,289
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.02       $1.12         826,208
          2012...............     $1.00       $1.02         263,045




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.27       $1.24       9,731,913
          2012...............     $1.20       $1.27       9,144,768
          2011...............     $1.13       $1.20      10,224,320
          2010...............     $1.05       $1.13      12,689,412
          2009...............     $0.92       $1.05      13,052,833
          2008...............     $1.09       $0.92      13,151,431
          2007...............     $1.08       $1.09      14,783,673
          2006...............     $1.05       $1.08      11,790,654
          2005...............     $1.04       $1.05       9,253,678
          2004...............     $1.01       $1.04       5,289,252
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $2.14       $2.79       1,865,570
          2012...............     $1.85       $2.14       2,060,756
          2011...............     $1.93       $1.85       2,613,441
          2010...............     $1.56       $1.93       2,999,755
          2009...............     $1.16       $1.56       3,328,733
          2008...............     $1.86       $1.16       3,423,340
          2007...............     $1.76       $1.86       3,156,883
          2006...............     $1.63       $1.76       2,762,473
          2005...............     $1.48       $1.63       2,238,424
          2004...............     $1.30       $1.48       1,471,016
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.54       $1.99       3,186,469
          2012...............     $1.36       $1.54       3,273,170
          2011...............     $1.36       $1.36       3,430,246
          2010...............     $1.21       $1.36       4,263,281
          2009...............     $0.97       $1.21       4,517,710
          2008...............     $1.58       $0.97       4,913,746
          2007...............     $1.53       $1.58       5,173,379
          2006...............     $1.35       $1.53       5,300,589
          2005...............     $1.31       $1.35       5,678,086
          2004...............     $1.21       $1.31       4,154,422
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.51       $1.49       2,896,112
          2012...............     $1.33       $1.51       2,934,228
          2011...............     $1.35       $1.33       2,807,591
          2010...............     $1.21       $1.35       2,746,129
          2009...............     $1.04       $1.21       2,440,397
          2008...............     $1.02       $1.04       2,463,687
          2007...............     $0.95       $1.02       2,347,660
          2006...............     $0.93       $0.95         952,267
          2005...............     $1.00(e)    $0.93         222,153
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06       2,679,719
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.98       $0.97       1,587,098
          2012...............     $1.00       $0.98       1,708,835
          2011...............     $1.02       $1.00       1,664,182
          2010...............     $1.03       $1.02       2,062,730
          2009...............     $1.05       $1.03       2,261,693
          2008...............     $1.05       $1.05       3,432,132
          2007...............     $1.02       $1.05       2,850,683
          2006...............     $0.99       $1.02       2,035,522
          2005...............     $0.98       $0.99       1,808,714
          2004...............     $0.99       $0.98         974,107


                                     A-42



1.70% Variable Account Charge

1.70% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.12       $1.08       4,067,447
          2012...............     $1.10       $1.12       3,299,645
          2011...............     $1.05       $1.10       3,395,856
          2010...............     $1.00       $1.05       4,150,579
          2009...............     $0.94       $1.00       4,324,404
          2008...............     $1.10       $0.94       4,163,918
          2007...............     $1.09       $1.10       5,085,179
          2006...............     $1.05       $1.09       4,423,916
          2005...............     $1.04       $1.05       3,664,514
          2004...............     $1.01       $1.04       2,365,978
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $2.37       $2.36       2,018,867
          2012...............     $2.05       $2.37       1,780,381
          2011...............     $1.97       $2.05       2,149,912
          2010...............     $1.56       $1.97       2,557,204
          2009...............     $1.27       $1.56       2,916,401
          2008...............     $2.03       $1.27       2,760,243
          2007...............     $2.45       $2.03       2,777,457
          2006...............     $1.91       $2.45       2,574,038
          2005...............     $1.75       $1.91       2,317,858
          2004...............     $1.31       $1.75       1,670,941
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.51       $0.61          27,906
          2012...............     $0.45       $0.51          34,417
          2011...............     $0.57       $0.45          41,450
          2010...............     $0.56       $0.57          52,560
          2009...............     $0.42       $0.56          41,281
          2008...............     $0.92       $0.42          23,789
          2007...............     $1.00(i)    $0.92              --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04       1,539,191
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.49       $1.99         272,457
          2012...............     $1.33       $1.49         342,445
          2011...............     $1.31       $1.33         344,442
          2010...............     $1.17       $1.31         381,525
          2009...............     $1.01       $1.17         403,425
          2008...............     $1.58       $1.01         394,356
          2007...............     $1.61       $1.58         432,846
          2006...............     $1.40       $1.61         226,345
          2005...............     $1.36       $1.40         290,791
          2004...............     $1.23       $1.36         283,191
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.39       $1.87       2,411,716
          2012...............     $1.24       $1.39       2,969,832
          2011...............     $1.25       $1.24       3,563,382
          2010...............     $1.10       $1.25       4,616,796
          2009...............     $0.83       $1.10       5,126,258
          2008...............     $1.45       $0.83       5,422,472
          2007...............     $1.22       $1.45       6,176,887
          2006...............     $1.28       $1.22       6,819,735
          2005...............     $1.28       $1.28       5,876,922
          2004...............     $1.18       $1.28       3,754,559
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.64       $2.12       2,221,035
          2012...............     $1.45       $1.64       2,315,805
          2011...............     $1.47       $1.45       2,619,389
          2010...............     $1.32       $1.47       2,968,811
          2009...............     $1.12       $1.32       2,990,729
          2008...............     $1.56       $1.12       2,873,310
          2007...............     $1.67       $1.56       3,480,751
          2006...............     $1.44       $1.67       2,811,901
          2005...............     $1.39       $1.44       1,730,385
          2004...............     $1.24       $1.39         580,530




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.31       $1.18       4,255,979
          2012...............     $1.25       $1.31       2,752,922
          2011...............     $1.13       $1.25       2,438,497
          2010...............     $1.10       $1.13       1,619,163
          2009...............     $1.01       $1.10       1,173,217
          2008...............     $1.05       $1.01         615,150
          2007...............     $1.00(i)    $1.05          19,618
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.03       $0.99         101,953
          2012...............     $0.99       $1.03         146,907
          2011...............     $1.00       $0.99          96,435
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $1.00       $1.27         118,082
          2012...............     $0.83       $1.00          51,699
          2011...............     $1.00       $0.83          41,206
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM
          /SUB-ACCOUNT(AH):
          2013...............     $0.89       $1.12         159,921
          2012...............     $0.76       $0.89          56,731
          2011...............     $1.00       $0.76          30,625
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.00       $1.28         985,402
          2012...............     $0.87       $1.00          41,243
          2011...............     $1.00       $0.87          10,073
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.04       $1.37         657,143
          2012...............     $0.90       $1.04          37,619
          2011...............     $1.00       $0.90              --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.90       $1.08         478,704
          2012...............     $0.78       $0.90         127,864
          2011...............     $1.00       $0.78          17,100
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.94       $1.03         308,841
          2012...............     $0.81       $0.94         120,949
          2011...............     $1.00       $0.81          57,514
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.05       $1.00         207,286
          2012...............     $1.05       $1.05         101,026
          2011...............     $1.00       $1.05          18,477
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.91       $2.46       2,499,709
          2012...............     $1.67       $1.91       1,898,719
          2011...............     $1.75       $1.67       2,150,504
          2010...............     $1.52       $1.75       2,428,271
          2009...............     $1.14       $1.52       2,648,513
          2008...............     $2.03       $1.14       2,693,112
          2007...............     $1.76       $2.03       3,061,110
          2006...............     $1.61       $1.76       2,647,282
          2005...............     $1.40       $1.61       1,679,816
          2004...............     $1.24       $1.40         923,027
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.55       $1.94       4,592,530
          2012...............     $1.34       $1.55       5,018,272
          2011...............     $1.36       $1.34       6,150,000
          2010...............     $1.20       $1.36       7,698,907
          2009...............     $0.94       $1.20       8,505,675
          2008...............     $1.67       $0.94       8,747,907
          2007...............     $1.68       $1.67       8,494,618
          2006...............     $1.43       $1.68       8,252,528
          2005...............     $1.37       $1.43       7,116,883
          2004...............     $1.26       $1.37       5,203,621

1.70% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.30       $1.35       1,315,225
          2012...............     $1.16       $1.30       1,424,693
          2011...............     $1.14       $1.16       1,150,319
          2010...............     $1.02       $1.14       1,228,102
          2009...............     $0.72       $1.02       1,043,302
          2008...............     $0.98       $0.72         365,738
          2007...............     $1.00(i)    $0.98         156,712
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $2.52       $3.37       1,117,480
          2012...............     $2.24       $2.52       1,091,920
          2011...............     $2.56       $2.24       1,194,473
          2010...............     $2.02       $2.56       1,471,922
          2009...............     $1.47       $2.02       1,605,826
          2008...............     $2.48       $1.47       1,701,352
          2007...............     $2.19       $2.48       2,074,486
          2006...............     $1.98       $2.19       2,017,209
          2005...............     $1.70       $1.98       1,852,044
          2004...............     $1.39       $1.70       1,196,091
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.39       $1.76         189,668
          2012...............     $1.26       $1.39         204,646
          2011...............     $1.30       $1.26         278,756
          2010...............     $1.18       $1.30         348,026
          2009...............     $0.93       $1.18         363,498
          2008...............     $1.44       $0.93         406,380
          2007...............     $1.38       $1.44         486,566
          2006...............     $1.27       $1.38         556,548
          2005...............     $1.27       $1.27         682,105
          2004...............     $1.20       $1.27         372,121
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.56       $1.97         302,921
          2012...............     $1.39       $1.56         328,011
          2011...............     $1.43       $1.39         407,873
          2010...............     $1.31       $1.43         505,323
          2009...............     $1.05       $1.31         480,939
          2008...............     $1.71       $1.05         609,661
          2007...............     $1.68       $1.71         701,514
          2006...............     $1.44       $1.68         538,229
          2005...............     $1.32       $1.44         365,868
          2004...............     $1.20       $1.32         241,367
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.06       $1.41       1,288,681
          2012...............     $0.91       $1.06         477,300
          2011...............     $0.96       $0.91         503,290
          2010...............     $0.76       $0.96         544,516
          2009...............     $0.60       $0.76         570,254
          2008...............     $0.91       $0.60         253,515
          2007...............     $1.00(i)    $0.91          43,289
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.77       $2.41         312,298
          2012...............     $1.63       $1.77         303,981
          2011...............     $1.74       $1.63         318,261
          2010...............     $1.38       $1.74         433,911
          2009...............     $0.98       $1.38         503,254
          2008...............     $1.73       $0.98         454,301
          2007...............     $1.59       $1.73         593,559
          2006...............     $1.48       $1.59         611,613
          2005...............     $1.44       $1.48         644,546
          2004...............     $1.31       $1.44         541,409




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.97       $2.89       1,083,144
          2012...............     $2.67       $2.97       1,025,497
          2011...............     $3.23       $2.67       1,174,323
          2010...............     $2.79       $3.23       1,253,994
          2009...............     $1.65       $2.79       1,376,597
          2008...............     $3.54       $1.65       1,234,246
          2007...............     $2.80       $3.54       1,252,016
          2006...............     $2.22       $2.80       1,308,757
          2005...............     $1.77       $2.22       1,315,317
          2004...............     $1.44       $1.77         335,022
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.07       $1.06       2,177,542
          2012...............     $1.06       $1.07         362,855
          2011...............     $1.02       $1.06         297,501
          2010...............     $1.00       $1.02         100,721
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.04       2,611,995
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.87       $1.01         256,902
          2012...............     $0.77       $0.87         274,234
          2011...............     $0.83       $0.77         361,425
          2010...............     $0.73       $0.83         211,118
          2009...............     $0.58       $0.73         181,671
          2008...............     $0.94       $0.58              --
          2007...............     $1.00(i)    $0.94          26,859
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.99       $1.09       3,686,451
          2012...............     $0.91       $0.99       2,676,320
          2011...............     $0.94       $0.91       2,853,952
          2010...............     $0.85       $0.94       2,899,323
          2009...............     $0.73       $0.85       2,949,212
          2008...............     $0.97       $0.73       1,857,719
          2007...............     $1.00(i)    $0.97         583,999
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.09       $1.10         724,176
          2012...............     $1.05       $1.09         427,475
          2011...............     $1.04       $1.05         591,417
          2010...............     $0.99       $1.04         524,262
          2009...............     $0.93       $0.99         249,450
          2008...............     $1.01       $0.93          99,512
          2007...............     $1.00(i)    $1.01              --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.92       $1.05       1,454,512
          2012...............     $0.83       $0.92       1,426,284
          2011...............     $0.88       $0.83       1,566,232
          2010...............     $0.78       $0.88       1,907,584
          2009...............     $0.64       $0.78       2,019,841
          2008...............     $0.95       $0.64         378,264
          2007...............     $1.00(i)    $0.95          55,761
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.04       $1.09       1,919,542
          2012...............     $0.98       $1.04         627,235
          2011...............     $0.98       $0.98         588,780
          2010...............     $0.91       $0.98         621,598
          2009...............     $0.82       $0.91         640,071
          2008...............     $0.99       $0.82         213,333
          2007...............     $1.00(i)    $0.99         149,746

1.70% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.49       $2.05         330,388
          2012...............     $1.34       $1.49         378,936
          2011...............     $1.46       $1.34          37,531
          2010...............     $1.24       $1.46          38,379
          2009...............     $0.76       $1.24          39,139
          2008...............     $1.52       $0.76          50,036
          2007...............     $1.33       $1.52          58,192
          2006...............     $1.31       $1.33          56,791
          2005...............     $1.24       $1.31          52,338
          2004...............     $1.18       $1.24          35,170
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.02       $1.35         180,997
          2012...............     $0.89       $1.02          57,897
          2011...............     $0.90       $0.89          33,251
          2010...............     $0.75       $0.90          23,753
          2009...............     $0.55       $0.75          18,947
          2008...............     $0.95       $0.55           9,283
          2007...............     $1.00(i)    $0.95              --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.65       $2.20       1,367,235
          2012...............     $1.41       $1.65         653,680
          2011...............     $1.47       $1.41         747,503
          2010...............     $1.29       $1.47         786,571
          2009...............     $1.02       $1.29         813,756
          2008...............     $1.62       $1.02         734,556
          2007...............     $1.68       $1.62         804,689
          2006...............     $1.48       $1.68         790,625
          2005...............     $1.44       $1.48         753,392
          2004...............     $1.25       $1.44         451,745
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.53       $1.95          18,421
          2012...............     $1.37       $1.53          15,047
          2011...............     $1.40       $1.37          15,212
          2010...............     $1.30       $1.40          21,424
          2009...............     $1.04       $1.30          27,155
          2008...............     $1.51       $1.04          30,737
          2007...............     $1.43       $1.51          34,451
          2006...............     $1.26       $1.43          38,841
          2005...............     $1.22       $1.26          36,467
          2004...............     $1.18       $1.22          37,975
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.19       $1.46         198,540
          2012...............     $1.08       $1.19         217,225
          2011...............     $1.12       $1.08         199,801
          2010...............     $1.05       $1.12         214,079
          2009...............     $0.80       $1.05         202,900
          2008...............     $1.33       $0.80         201,984
          2007...............     $1.32       $1.33         265,686
          2006...............     $1.22       $1.32         257,509
          2005...............     $1.18       $1.22         238,153
          2004...............     $1.12       $1.18         248,288
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.67       $2.20         147,899
          2012...............     $1.49       $1.67         172,778
          2011...............     $1.55       $1.49         225,396
          2010...............     $1.40       $1.55         276,955
          2009...............     $1.15       $1.40         295,732
          2008...............     $1.72       $1.15         302,833
          2007...............     $1.71       $1.72         246,442
          2006...............     $1.50       $1.71         221,346
          2005...............     $1.39       $1.50         190,591
          2004...............     $0.00       $1.39          89,303




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $1.01       $1.36         864,253
          2012...............     $0.91       $1.01         551,481
          2011...............     $0.93       $0.91         558,652
          2010...............     $0.74       $0.93         616,835
          2009...............     $0.62       $0.74         569,256
          2008...............     $0.92       $0.62         211,522
          2007...............     $1.00(i)    $0.92              --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.46       $3.03       3,286,385
          2012...............     $2.10       $2.46       3,229,659
          2011...............     $2.30       $2.10       3,555,324
          2010...............     $2.16       $2.30       4,023,092
          2009...............     $1.75       $2.16       3,901,747
          2008...............     $2.41       $1.75       3,593,434
          2007...............     $1.70       $2.41       3,105,702
          2006...............     $1.44       $1.70       2,474,448
          2005...............     $1.18       $1.44       1,042,781
          2004...............     $0.00       $1.18         235,319
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.59       $1.94       1,135,378
          2012...............     $1.45       $1.59       1,189,149
          2011...............     $1.43       $1.45       1,144,572
          2010...............     $1.24       $1.43       1,390,166
          2009...............     $1.11       $1.24       1,539,525
          2008...............     $1.44       $1.11       1,949,620
          2007...............     $1.28       $1.44       2,252,042
          2006...............     $1.17       $1.28       2,034,305
          2005...............     $1.14       $1.17       1,568,656
          2004...............     $1.06       $1.14       1,408,023
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.75       $2.30         775,193
          2012...............     $1.50       $1.75         133,346
          2011...............     $1.50       $1.50         144,692
          2010...............     $1.26       $1.50         159,449
          2009...............     $1.04       $1.26         155,861
          2008...............     $1.62       $1.04         137,943
          2007...............     $1.44       $1.62         120,061
          2006...............     $1.25       $1.44         116,187
          2005...............     $1.17       $1.25          61,641
          2004...............     $1.09       $1.17          46,333
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.25       $1.32       1,818,367
          2012...............     $1.25       $1.25       2,065,290
          2011...............     $1.61       $1.25       2,472,360
          2010...............     $1.40       $1.61       2,543,827
          2009...............     $0.82       $1.40       2,724,862
          2008...............     $2.17       $0.82       2,131,965
          2007...............     $1.54       $2.17       1,920,285
          2006...............     $1.25       $1.54       1,582,981
          2005...............     $1.00(e)    $1.25         659,356
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.45       $1.95       2,975,302
          2012...............     $1.31       $1.45       3,177,502
          2011...............     $1.31       $1.31       3,532,652
          2010...............     $1.18       $1.31       4,101,475
          2009...............     $0.95       $1.18       4,305,267
          2008...............     $1.51       $0.95       4,166,277
          2007...............     $1.22       $1.51       4,299,919
          2006...............     $1.18       $1.22       3,851,250
          2005...............     $1.08       $1.18       2,234,993
          2004...............     $1.06       $1.08         997,292
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03         694,392

1.70% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $2.08       $2.56       3,757,037
          2012...............     $1.87       $2.08       4,097,838
          2011...............     $2.21       $1.87       4,449,216
          2010...............     $1.97       $2.21       5,091,255
          2009...............     $1.46       $1.97       5,614,915
          2008...............     $2.57       $1.46       5,847,589
          2007...............     $2.38       $2.57       5,916,778
          2006...............     $1.87       $2.38       5,558,988
          2005...............     $1.71       $1.87       4,978,278
          2004...............     $1.42       $1.71       3,055,751
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.74       $2.03       1,177,314
          2012...............     $1.50       $1.74         471,638
          2011...............     $1.64       $1.50         466,914
          2010...............     $1.45       $1.64         482,144
          2009...............     $1.17       $1.45         429,053
          2008...............     $2.05       $1.17         427,178
          2007...............     $1.72       $2.05         412,642
          2006...............     $1.45       $1.72         431,261
          2005...............     $1.26       $1.45         325,779
          2004...............     $1.13       $1.26         115,527
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $2.16       $3.34         283,770
          2012...............     $1.97       $2.16          77,089
          2011...............     $2.15       $1.97          91,953
          2010...............     $1.55       $2.15         202,606
          2009...............     $1.12       $1.55         110,218
          2008...............     $2.19       $1.12         132,054
          2007...............     $2.09       $2.19         169,485
          2006...............     $1.89       $2.09         156,551
          2005...............     $1.59       $1.89         121,080
          2004...............     $1.47       $1.59         124,781
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.81       $2.31         886,026
          2012...............     $1.62       $1.81         175,140
          2011...............     $1.66       $1.62         106,783
          2010...............     $1.28       $1.66          62,588
          2009...............     $0.89       $1.28          55,146
          2008...............     $1.42       $0.89          32,032
          2007...............     $1.28       $1.42          31,357
          2006...............     $0.00       $1.28          31,507
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.05         137,688
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05         309,501
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04          83,598
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.23       $3.42       1,516,444
          2012...............     $1.77       $2.23         968,803
          2011...............     $1.91       $1.77       1,039,924
          2010...............     $1.72       $1.91       1,066,361
          2009...............     $1.22       $1.72       1,149,233
          2008...............     $1.88       $1.22       1,147,429
          2007...............     $1.53       $1.88       1,086,494
          2006...............     $1.45       $1.53         858,679
          2005...............     $1.26       $1.45         439,177
          2004...............     $1.10       $1.26         390,531




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.41       $1.99         969,210
          2012...............     $1.36       $1.41         808,389
          2011...............     $1.55       $1.36         903,818
          2010...............     $1.22       $1.55       1,000,653
          2009...............     $0.92       $1.22       1,208,225
          2008...............     $1.55       $0.92       1,345,370
          2007...............     $1.39       $1.55       1,431,701
          2006...............     $1.34       $1.39       1,281,578
          2005...............     $1.21       $1.34       1,011,613
          2004...............     $1.08       $1.21         496,089
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $2.11       $2.77       1,435,870
          2012...............     $1.81       $2.11       1,418,227
          2011...............     $2.11       $1.81       1,672,658
          2010...............     $1.70       $2.11       1,939,024
          2009...............     $1.34       $1.70       2,220,067
          2008...............     $1.84       $1.34       2,388,572
          2007...............     $1.95       $1.84       2,790,209
          2006...............     $1.70       $1.95       2,465,970
          2005...............     $1.66       $1.70       2,188,356
          2004...............     $1.47       $1.66       1,079,340
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.47       $1.96       1,153,287
          2012...............     $1.26       $1.47         408,370
          2011...............     $1.38       $1.26         498,631
          2010...............     $1.19       $1.38         533,621
          2009...............     $0.95       $1.19         592,036
          2008...............     $1.46       $0.95         679,301
          2007...............     $1.46       $1.46         803,159
          2006...............     $1.27       $1.46         694,871
          2005...............     $1.24       $1.27         575,915
          2004...............     $1.10       $1.24         256,571
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.74       $2.05         311,956
          2012...............     $1.56       $1.74         321,228
          2011...............     $1.57       $1.56         317,796
          2010...............     $1.47       $1.57         304,196
          2009...............     $1.19       $1.47         287,279
          2008...............     $1.45       $1.19         252,861
          2007...............     $1.33       $1.45         263,893
          2006...............     $1.23       $1.33         317,698
          2005...............     $1.16       $1.23         233,418
          2004...............     $1.09       $1.16         144,922
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.97       $2.54       1,218,910
          2012...............     $1.62       $1.97       1,078,526
          2011...............     $1.77       $1.62       1,179,762
          2010...............     $1.69       $1.77       1,478,463
          2009...............     $1.18       $1.69       1,531,184
          2008...............     $2.15       $1.18       1,651,669
          2007...............     $1.60       $2.15       1,058,134
          2006...............     $1.49       $1.60         931,262
          2005...............     $1.35       $1.49         649,503
          2004...............     $1.16       $1.35         120,784
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.80       $3.14       1,736,881
          2012...............     $2.51       $2.80       1,845,277
          2011...............     $3.78       $2.51       1,880,530
          2010...............     $3.07       $3.78       2,106,000
          2009...............     $1.75       $3.07       2,446,830
          2008...............     $3.72       $1.75       2,610,105
          2007...............     $2.95       $3.72       2,342,865
          2006...............     $2.05       $2.95       2,022,219
          2005...............     $1.58       $2.05       1,454,823
          2004...............     $1.35       $1.58         552,485

1.70% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.03       $1.28       1,188,986
          2012...............     $0.95       $1.03         536,989
          2011...............     $0.99       $0.95         522,756
          2010...............     $0.88       $0.99         579,135
          2009...............     $0.67       $0.88         478,178
          2008...............     $0.95       $0.67         155,168
          2007...............     $1.00(i)    $0.95              --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.53       $1.96         952,903
          2012...............     $1.33       $1.53         828,508
          2011...............     $1.35       $1.33         918,323
          2010...............     $1.23       $1.35       1,030,794
          2009...............     $0.90       $1.23         979,366
          2008...............     $1.45       $0.90         708,434
          2007...............     $1.33       $1.45         474,182
          2006...............     $1.26       $1.33          55,456
          2005...............     $1.23       $1.26          47,813
          2004...............     $1.15       $1.23          52,109
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.39       $1.87          16,816
          2012...............     $1.21       $1.39          19,375
          2011...............     $1.31       $1.21          20,182
          2010...............     $1.03       $1.31          24,029
          2009...............     $0.74       $1.03          37,393
          2008...............     $1.57       $0.74          39,266
          2007...............     $1.45       $1.57          31,674
          2006...............     $1.45       $1.45          51,961
          2005...............     $1.43       $1.45          63,460
          2004...............     $1.27       $1.43          68,350
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $2.04       $2.83         431,382
          2012...............     $1.71       $2.04         459,679
          2011...............     $1.95       $1.71         536,569
          2010...............     $1.46       $1.95         731,613
          2009...............     $0.91       $1.46         891,820
          2008...............     $1.53       $0.91       1,066,894
          2007...............     $1.52       $1.53       1,138,447
          2006...............     $1.37       $1.52       1,335,062
          2005...............     $1.33       $1.37       1,414,303
          2004...............     $1.27       $1.33       1,154,037
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.75       $2.34       1,940,818
          2012...............     $1.54       $1.75       1,961,975
          2011...............     $1.57       $1.54       2,232,894
          2010...............     $1.44       $1.57       2,598,734
          2009...............     $1.20       $1.44       2,557,377
          2008...............     $1.81       $1.20       1,853,029
          2007...............     $1.71       $1.81       1,104,441
          2006...............     $1.44       $1.71         524,774
          2005...............     $1.38       $1.44         429,569
          2004...............     $1.22       $1.38         111,139
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.76       $0.74       1,932,110
          2012...............     $0.65       $0.76         638,384
          2011...............     $0.80       $0.65         580,206
          2010...............     $0.69       $0.80         539,422
          2009...............     $0.41       $0.69         492,094
          2008...............     $0.97       $0.41         258,573
          2007...............     $1.00(i)    $0.97         113,172




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.93       $1.25         287,560
          2012...............     $0.85       $0.93         140,959
          2011...............     $0.89       $0.85         147,241
          2010...............     $0.74       $0.89         161,551
          2009...............     $0.57       $0.74          73,573
          2008...............     $0.96       $0.57          19,953
          2007...............     $1.00(i)    $0.96              --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.39       $1.76         269,934
          2012...............     $1.24       $1.39         282,392
          2011...............     $1.28       $1.24         319,295
          2010...............     $1.19       $1.28         504,402
          2009...............     $0.84       $1.19         490,316
          2008...............     $1.57       $0.84         526,770
          2007...............     $1.41       $1.57         399,137
          2006...............     $1.33       $1.41         367,405
          2005...............     $1.29       $1.33         288,986
          2004...............     $1.23       $1.29         210,550
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.39       $0.39       3,470,187
          2012...............     $0.35       $0.39       3,562,219
          2011...............     $0.37       $0.35       4,346,520
          2010...............     $0.32       $0.37       5,365,644
          2009...............     $0.26       $0.32       5,752,226
          2008...............     $1.24       $0.26       3,903,890
          2007...............     $1.27       $1.24       2,783,058
          2006...............     $1.18       $1.27       2,370,535
          2005...............     $1.18       $1.18       1,943,131
          2004...............     $1.10       $1.18       1,127,305
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $2.53       $3.13         883,528
          2012...............     $2.12       $2.53         345,142
          2011...............     $2.33       $2.12         359,512
          2010...............     $2.07       $2.33         416,005
          2009...............     $1.51       $2.07         481,394
          2008...............     $2.70       $1.51         428,481
          2007...............     $2.43       $2.70         501,778
          2006...............     $1.91       $2.43         505,525
          2005...............     $1.69       $1.91         515,799
          2004...............     $1.47       $1.69         463,185
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $1.00       $1.38          90,108
          2012...............     $0.86       $1.00          53,392
          2011...............     $0.90       $0.86          46,761
          2010...............     $0.74       $0.90           9,969
          2009...............     $0.55       $0.74          22,985
          2008...............     $0.91       $0.55              --
          2007...............     $1.00(i)    $0.91              --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04       1,584,546
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.05       $1.03       4,428,461
          2012...............     $1.01       $1.05       1,626,675
          2011...............     $1.01       $1.01       1,199,470
          2010...............     $1.00       $1.01         533,849
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.13       $1.09       8,672,899
          2012...............     $1.05       $1.13       2,145,018
          2011...............     $1.03       $1.05       2,013,007
          2010...............     $1.00       $1.03       1,037,435

1.70% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.46       $1.90         146,451
          2012...............     $1.24       $1.46         259,934
          2011...............     $1.24       $1.24         260,240
          2010...............     $1.12       $1.24         244,464
          2009...............     $0.88       $1.12         240,876
          2008...............     $1.62       $0.88         252,441
          2007...............     $1.73       $1.62         336,305
          2006...............     $1.52       $1.73         337,653
          2005...............     $1.46       $1.52         248,925
          2004...............     $1.29       $1.46         121,977
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.39       $1.85         113,828
          2012...............     $1.19       $1.39          67,988
          2011...............     $1.26       $1.19          76,416
          2010...............     $1.12       $1.26          80,691
          2009...............     $0.88       $1.12          90,593
          2008...............     $1.46       $0.88         186,655
          2007...............     $1.58       $1.46         174,133
          2006...............     $1.39       $1.58         162,268
          2005...............     $1.34       $1.39         164,447
          2004...............     $1.23       $1.34          96,869
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.53       $1.92         397,183
          2012...............     $1.27       $1.53         448,259
          2011...............     $1.56       $1.27         482,668
          2010...............     $1.44       $1.56         602,272
          2009...............     $1.18       $1.44         666,007
          2008...............     $2.13       $1.18         716,816
          2007...............     $2.00       $2.13         745,380
          2006...............     $1.59       $2.00         725,927
          2005...............     $1.45       $1.59         703,976
          2004...............     $1.27       $1.45         670,831
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.58       $2.11           6,225
          2012...............     $1.37       $1.58           6,804
          2011...............     $1.47       $1.37          13,609
          2010...............     $1.25       $1.47          17,856
          2009...............     $0.96       $1.25          19,098
          2008...............     $1.60       $0.96           8,678
          2007...............     $1.54       $1.60           9,680
          2006...............     $1.44       $1.54          25,531
          2005...............     $1.33       $1.44          21,400
          2004...............     $0.00       $1.33          21,507
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.45       $2.05         123,375
          2012...............     $1.29       $1.45          66,683
          2011...............     $1.60       $1.29          93,937
          2010...............     $1.35       $1.60          68,528
          2009...............     $0.84       $1.35          57,947
          2008...............     $1.35       $0.84          56,429
          2007...............     $1.30       $1.35          56,867
          2006...............     $1.26       $1.30          62,654
          2005...............     $1.21       $1.26          60,382
          2004...............     $1.17       $1.21          64,897
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.02       $1.08       2,327,353
          2012...............     $1.00       $1.02         237,630
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03          36,595
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.16       8,313,482
          2012...............     $1.00       $1.01          32,655
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.02       $1.12       3,702,593
          2012...............     $1.00       $1.02         476,776




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.26       $1.23         89,256
          2012...............     $1.19       $1.26         85,452
          2011...............     $1.12       $1.19        109,974
          2010...............     $1.05       $1.12        129,732
          2009...............     $1.08       $1.05        267,464
          2008...............     $1.08       $0.92        355,213
          2007...............     $1.08       $1.08        372,324
          2006...............     $1.05       $1.08        389,962
          2005...............     $1.04       $1.05        257,968
          2004...............     $1.01       $1.04         71,189
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $2.13       $2.77         21,042
          2012...............     $1.85       $2.13         23,114
          2011...............     $1.92       $1.85         27,370
          2010...............     $1.55       $1.92         37,562
          2009...............     $1.86       $1.55         64,723
          2008...............     $1.86       $1.16         71,886
          2007...............     $1.76       $1.86         81,027
          2006...............     $1.63       $1.76         90,729
          2005...............     $1.48       $1.63         61,677
          2004...............     $1.30       $1.48         38,113
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.53       $1.98             --
          2012...............     $1.35       $1.53             --
          2011...............     $1.35       $1.35             --
          2010...............     $1.20       $1.35             --
          2009...............     $1.57       $1.20             --
          2008...............     $1.57       $0.97             --
          2007...............     $1.00(i)    $1.57             --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.51       $1.48             --
          2012...............     $1.32       $1.51             --
          2011...............     $1.35       $1.32             --
          2010...............     $1.20       $1.35             --
          2009...............     $1.02       $1.20         24,245
          2008...............     $1.02       $1.04         24,379
          2007...............     $0.95       $1.02         24,513
          2006...............     $0.00       $0.95         24,649
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06             --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.98       $0.96         27,121
          2012...............     $0.99       $0.98         24,905
          2011...............     $1.01       $0.99         30,096
          2010...............     $1.03       $1.01         33,546
          2009...............     $1.04       $1.03         86,309
          2008...............     $1.04       $1.05        146,714
          2007...............     $1.01       $1.04         98,527
          2006...............     $0.99       $1.01        102,908
          2005...............     $0.98       $0.99         60,680
          2004...............     $0.00       $0.98          9,978
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.12       $1.08             --
          2012...............     $1.10       $1.12             --
          2011...............     $1.05       $1.10             --
          2010...............     $1.00       $1.05             --
          2009...............     $1.10       $1.00         33,710
          2008...............     $1.10       $0.94         33,896
          2007...............     $1.08       $1.10         20,765
          2006...............     $1.05       $1.08         20,881
          2005...............     $0.00       $1.05         27,669


                                     A-48



1.75% Variable Account Charge

1.75% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $2.36       $2.35          9,544
          2012...............     $2.04       $2.36          9,743
          2011...............     $1.97       $2.04         12,554
          2010...............     $1.55       $1.97         17,177
          2009...............     $2.03       $1.55         31,612
          2008...............     $2.03       $1.27         40,001
          2007...............     $2.45       $2.03         35,071
          2006...............     $1.91       $2.45         47,768
          2005...............     $1.75       $1.91         29,577
          2004...............     $0.00       $1.75          9,381
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.51       $0.61             --
          2012...............     $0.45       $0.51             --
          2011...............     $0.57       $0.45             --
          2010...............     $0.56       $0.57             --
          2009...............     $0.92       $0.56             --
          2008...............     $0.92       $0.42             --
          2007...............     $1.00(i)    $0.92             --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.48       $1.98             --
          2012...............     $1.32       $1.48             --
          2011...............     $1.31       $1.32             --
          2010...............     $1.17       $1.31             --
          2009...............     $1.57       $1.17             --
          2008...............     $1.57       $1.01             --
          2007...............     $1.00(i)    $1.57             --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.38       $1.86         58,532
          2012...............     $1.23       $1.38         61,330
          2011...............     $1.25       $1.23         76,306
          2010...............     $1.09       $1.25         97,118
          2009...............     $1.44       $1.09        188,944
          2008...............     $1.44       $0.83        209,156
          2007...............     $1.22       $1.44        223,269
          2006...............     $1.28       $1.22        233,249
          2005...............     $1.28       $1.28        170,750
          2004...............     $0.00       $1.28         58,422
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.63       $2.10         24,064
          2012...............     $1.45       $1.63         25,856
          2011...............     $1.46       $1.45         29,847
          2010...............     $1.31       $1.46         40,616
          2009...............     $1.55       $1.31         46,048
          2008...............     $1.55       $1.12         72,979
          2007...............     $1.67       $1.55         67,261
          2006...............     $1.43       $1.67         73,154
          2005...............     $0.00       $1.43         17,066
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.31       $1.18             --
          2012...............     $1.24       $1.31             --
          2011...............     $1.13       $1.24             --
          2010...............     $1.10       $1.13             --
          2009...............     $1.05       $1.10             --
          2008...............     $1.05       $1.01             --
          2007...............     $1.00(i)    $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.03       $0.99             --
          2012...............     $0.99       $1.03             --
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $1.00       $1.26             --
          2012...............     $0.83       $1.00             --
          2011...............     $1.00       $0.83             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.88       $1.12             --
          2012...............     $0.76       $0.88             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.00       $1.28             --
          2012...............     $0.86       $1.00             --
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.04       $1.37             --
          2012...............     $0.90       $1.04             --
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.90       $1.08             --
          2012...............     $0.78       $0.90             --
          2011...............     $1.00       $0.78             --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.94       $1.03             --
          2012...............     $0.81       $0.94             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.05       $1.00             --
          2012...............     $1.05       $1.05             --
          2011...............     $1.00       $1.05             --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.90       $2.45             --
          2012...............     $1.67       $1.90             --
          2011...............     $1.74       $1.67             --
          2010...............     $1.52       $1.74             --
          2009...............     $2.03       $1.52         29,476
          2008...............     $2.03       $1.14         55,743
          2007...............     $1.76       $2.03         57,665
          2006...............     $1.60       $1.76         57,765
          2005...............     $1.40       $1.60         32,600
          2004...............     $1.24       $1.40         20,272
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.54       $1.93         54,944
          2012...............     $1.34       $1.54         59,952
          2011...............     $1.35       $1.34         76,053
          2010...............     $1.20       $1.35         93,165
          2009...............     $1.67       $1.20        197,261
          2008...............     $1.67       $0.94        214,985
          2007...............     $1.68       $1.67        202,073
          2006...............     $1.42       $1.68        237,725
          2005...............     $1.37       $1.42        200,501
          2004...............     $0.00       $1.37         71,729
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.30       $1.35             --
          2012...............     $1.16       $1.30             --
          2011...............     $1.14       $1.16             --
          2010...............     $1.02       $1.14             --
          2009...............     $0.98       $1.02             --
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(i)    $0.98             --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $2.51       $3.35             --
          2012...............     $2.23       $2.51             --
          2011...............     $2.55       $2.23             --
          2010...............     $2.01       $2.55             --
          2009...............     $2.47       $2.01          6,985
          2008...............     $2.47       $1.47         14,464
          2007...............     $2.18       $2.47         13,628
          2006...............     $1.98       $2.18         13,709
          2005...............     $1.70       $1.98         13,327
          2004...............     $0.00       $1.70          3,281

1.75% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.38       $1.75            --
          2012...............     $1.25       $1.38            --
          2011...............     $1.29       $1.25            --
          2010...............     $1.18       $1.29            --
          2009...............     $1.44       $1.18            --
          2008...............     $1.44       $0.93            --
          2007...............     $1.38       $1.44         6,770
          2006...............     $1.26       $1.38         6,808
          2005...............     $1.27       $1.26         6,845
          2004...............     $1.20       $1.27        20,435
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.55       $1.96            --
          2012...............     $1.38       $1.55            --
          2011...............     $1.42       $1.38            --
          2010...............     $1.30       $1.42            --
          2009...............     $1.71       $1.30            --
          2008...............     $1.71       $1.05            --
          2007...............     $1.00(i)    $1.71            --
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.05       $1.41            --
          2012...............     $0.91       $1.05            --
          2011...............     $0.96       $0.91            --
          2010...............     $0.76       $0.96            --
          2009...............     $0.91       $0.76            --
          2008...............     $0.91       $0.60            --
          2007...............     $1.00(i)    $0.91            --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.76       $2.39            --
          2012...............     $1.62       $1.76            --
          2011...............     $1.73       $1.62            --
          2010...............     $1.38       $1.73            --
          2009...............     $1.73       $1.38            --
          2008...............     $1.73       $0.98            --
          2007...............     $1.00(i)    $1.73            --
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.96       $2.88         8,209
          2012...............     $2.66       $2.96         8,305
          2011...............     $3.22       $2.66         8,231
          2010...............     $2.78       $3.22        11,372
          2009...............     $3.53       $2.78        18,634
          2008...............     $3.53       $1.64        18,924
          2007...............     $2.79       $3.53        20,166
          2006...............     $2.22       $2.79        36,029
          2005...............     $1.77       $2.22        21,644
          2004...............     $0.00       $1.77         3,155
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.07       $1.06            --
          2012...............     $1.06       $1.07            --
          2011...............     $1.02       $1.06            --
          2010...............     $1.00       $1.02            --
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.04            --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.87       $1.01            --
          2012...............     $0.77       $0.87            --
          2011...............     $0.83       $0.77            --
          2010...............     $0.73       $0.83            --
          2009...............     $0.94       $0.73            --
          2008...............     $0.94       $0.58            --
          2007...............     $1.00(i)    $0.94            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.99       $1.09            --
          2012...............     $0.91       $0.99            --
          2011...............     $0.93       $0.91            --
          2010...............     $0.85       $0.93            --
          2009...............     $0.97       $0.85            --
          2008...............     $0.97       $0.72            --
          2007...............     $1.00(i)    $0.97            --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.09       $1.09            --
          2012...............     $1.05       $1.09            --
          2011...............     $1.04       $1.05            --
          2010...............     $0.99       $1.04            --
          2009...............     $1.01       $0.99            --
          2008...............     $1.01       $0.93            --
          2007...............     $1.00(i)    $1.01            --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.92       $1.05            --
          2012...............     $0.83       $0.92            --
          2011...............     $0.87       $0.83            --
          2010...............     $0.78       $0.87            --
          2009...............     $0.95       $0.78            --
          2008...............     $0.95       $0.64            --
          2007...............     $1.00(i)    $0.95            --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.03       $1.09            --
          2012...............     $0.98       $1.03            --
          2011...............     $0.98       $0.98            --
          2010...............     $0.91       $0.98            --
          2009...............     $0.98       $0.91            --
          2008...............     $0.98       $0.82            --
          2007...............     $1.00(i)    $0.98            --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.49       $2.04            --
          2012...............     $1.33       $1.49            --
          2011...............     $1.45       $1.33            --
          2010...............     $1.23       $1.45            --
          2009...............     $1.52       $1.23            --
          2008...............     $1.52       $0.76            --
          2007...............     $1.00(i)    $1.52            --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.02       $1.34            --
          2012...............     $0.89       $1.02            --
          2011...............     $0.89       $0.89            --
          2010...............     $0.75       $0.89            --
          2009...............     $0.95       $0.75            --
          2008...............     $0.95       $0.55            --
          2007...............     $1.00(i)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.64       $2.19            --
          2012...............     $1.40       $1.64            --
          2011...............     $1.46       $1.40            --
          2010...............     $1.28       $1.46            --
          2009...............     $1.61       $1.28         9,708
          2008...............     $1.61       $1.02         9,761
          2007...............     $1.68       $1.61         9,815
          2006...............     $1.47       $1.68         9,870
          2005...............     $0.00       $1.47         7,075

1.75% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.53       $1.93            --
          2012...............     $1.37       $1.53            --
          2011...............     $1.40       $1.37            --
          2010...............     $1.30       $1.40            --
          2009...............     $1.51       $1.30            --
          2008...............     $1.51       $1.03            --
          2007...............     $1.00(i)    $1.51            --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.18       $1.45            --
          2012...............     $1.07       $1.18            --
          2011...............     $1.11       $1.07            --
          2010...............     $1.05       $1.11            --
          2009...............     $1.32       $1.05            --
          2008...............     $1.32       $0.80            --
          2007...............     $1.00(i)    $1.32            --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.66       $2.18            --
          2012...............     $1.48       $1.66            --
          2011...............     $1.54       $1.48            --
          2010...............     $1.40       $1.54            --
          2009...............     $1.72       $1.40            --
          2008...............     $1.72       $1.15            --
          2007...............     $1.00(i)    $1.72            --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $1.01       $1.36            --
          2012...............     $0.90       $1.01            --
          2011...............     $0.93       $0.90            --
          2010...............     $0.74       $0.93            --
          2009...............     $0.92       $0.74            --
          2008...............     $0.92       $0.62            --
          2007...............     $1.00(i)    $0.92            --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.45       $3.02            --
          2012...............     $2.09       $2.45            --
          2011...............     $2.30       $2.09            --
          2010...............     $2.15       $2.30            --
          2009...............     $2.40       $2.15        13,569
          2008...............     $2.40       $1.75        13,643
          2007...............     $1.70       $2.40        13,719
          2006...............     $1.44       $1.70        40,018
          2005...............     $0.00       $1.44        30,765
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.59       $1.93            --
          2012...............     $1.45       $1.59            --
          2011...............     $1.42       $1.45            --
          2010...............     $1.24       $1.42            --
          2009...............     $1.43       $1.24            --
          2008...............     $1.43       $1.11            --
          2007...............     $1.00(i)    $1.43            --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.74       $2.28            --
          2012...............     $1.49       $1.74            --
          2011...............     $1.50       $1.49            --
          2010...............     $1.26       $1.50            --
          2009...............     $1.61       $1.26            --
          2008...............     $1.61       $1.03            --
          2007...............     $1.44       $1.61         7,002
          2006...............     $1.25       $1.44         7,041
          2005...............     $0.00       $1.25         7,079




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.24       $1.32             --
          2012...............     $1.24       $1.24             --
          2011...............     $1.61       $1.24             --
          2010...............     $1.40       $1.61             --
          2009...............     $2.17       $1.40             --
          2008...............     $2.17       $0.82             --
          2007...............     $1.00(i)    $2.17             --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.45       $1.94         35,364
          2012...............     $1.31       $1.45         37,207
          2011...............     $1.30       $1.31         42,937
          2010...............     $1.18       $1.30         58,804
          2009...............     $1.51       $1.18         68,061
          2008...............     $1.51       $0.94         68,106
          2007...............     $1.22       $1.51         76,176
          2006...............     $1.18       $1.22         85,224
          2005...............     $0.00       $1.18         26,853
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03             --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $2.07       $2.54         39,209
          2012...............     $1.86       $2.07         40,949
          2011...............     $2.20       $1.86         43,848
          2010...............     $1.96       $2.20         55,990
          2009...............     $2.57       $1.96        102,590
          2008...............     $2.57       $1.46        111,879
          2007...............     $2.38       $2.57        110,540
          2006...............     $1.87       $2.38        135,501
          2005...............     $1.71       $1.87        109,082
          2004...............     $0.00       $1.71         32,720
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.73       $2.02             --
          2012...............     $1.49       $1.73             --
          2011...............     $1.64       $1.49             --
          2010...............     $1.45       $1.64             --
          2009...............     $2.05       $1.45             --
          2008...............     $2.05       $1.16             --
          2007...............     $1.00(i)    $2.05             --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $2.15       $3.33             --
          2012...............     $1.96       $2.15             --
          2011...............     $2.14       $1.96             --
          2010...............     $1.55       $2.14             --
          2009...............     $2.18       $1.55            797
          2008...............     $2.18       $1.12            950
          2007...............     $2.09       $2.18          1,102
          2006...............     $1.89       $2.09          1,207
          2005...............     $1.59       $1.89         11,284
          2004...............     $0.00       $1.59          1,575
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.80       $2.30             --
          2012...............     $1.61       $1.80             --
          2011...............     $1.65       $1.61             --
          2010...............     $1.28       $1.65             --
          2009...............     $1.42       $1.28             --
          2008...............     $1.42       $0.89             --
          2007...............     $1.00(i)    $1.42             --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.05             --

1.75% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05            --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.22       $3.40            --
          2012...............     $1.76       $2.22            --
          2011...............     $1.90       $1.76            --
          2010...............     $1.72       $1.90            --
          2009...............     $1.87       $1.72         1,008
          2008...............     $1.87       $1.22         1,201
          2007...............     $1.53       $1.87         1,394
          2006...............     $1.45       $1.53         1,527
          2005...............     $1.25       $1.45         1,981
          2004...............     $0.00       $1.25         1,992
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.40       $1.98            --
          2012...............     $1.36       $1.40            --
          2011...............     $1.55       $1.36            --
          2010...............     $1.22       $1.55            --
          2009...............     $1.54       $1.22            --
          2008...............     $1.54       $0.92            --
          2007...............     $1.38       $1.54            --
          2006...............     $1.34       $1.38         1,640
          2005...............     $0.00       $1.34         8,082
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $2.10       $2.75        17,156
          2012...............     $1.80       $2.10        19,241
          2011...............     $2.10       $1.80        22,044
          2010...............     $1.69       $2.10        28,032
          2009...............     $1.84       $1.69        62,166
          2008...............     $1.84       $1.33        80,852
          2007...............     $1.95       $1.84        75,051
          2006...............     $1.70       $1.95        81,689
          2005...............     $1.66       $1.70        55,362
          2004...............     $0.00       $1.66        20,364
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.47       $1.95            --
          2012...............     $1.26       $1.47            --
          2011...............     $1.38       $1.26            --
          2010...............     $1.18       $1.38            --
          2009...............     $1.46       $1.18            --
          2008...............     $1.46       $0.95            --
          2007...............     $1.00(i)    $1.46            --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.73       $2.04            --
          2012...............     $1.55       $1.73            --
          2011...............     $1.56       $1.55            --
          2010...............     $1.47       $1.56            --
          2009...............     $1.44       $1.47            --
          2008...............     $1.44       $1.19            --
          2007...............     $1.00(i)    $1.44            --
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.96       $2.53            --
          2012...............     $1.61       $1.96            --
          2011...............     $1.76       $1.61            --
          2010...............     $1.69       $1.76            --
          2009...............     $2.15       $1.69         7,246
          2008...............     $2.15       $1.18         7,286
          2007...............     $1.60       $2.15         7,326
          2006...............     $1.49       $1.60         7,367
          2005...............     $0.00       $1.49        14,950




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.78       $3.13        10,258
          2012...............     $2.50       $2.78        10,449
          2011...............     $3.76       $2.50        10,426
          2010...............     $3.06       $3.76        12,331
          2009...............     $3.71       $3.06        35,219
          2008...............     $3.71       $1.74        60,845
          2007...............     $2.95       $3.71        57,057
          2006...............     $2.05       $2.95        89,939
          2005...............     $1.58       $2.05        52,928
          2004...............     $0.00       $1.58        17,578
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.03       $1.27            --
          2012...............     $0.95       $1.03            --
          2011...............     $0.99       $0.95            --
          2010...............     $0.88       $0.99            --
          2009...............     $0.95       $0.88            --
          2008...............     $0.95       $0.67            --
          2007...............     $1.00(i)    $0.95            --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.52       $1.95            --
          2012...............     $1.33       $1.52            --
          2011...............     $1.35       $1.33            --
          2010...............     $1.22       $1.35            --
          2009...............     $1.44       $1.22            --
          2008...............     $1.44       $0.89            --
          2007...............     $1.00(i)    $1.44            --
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.38       $1.86            --
          2012...............     $1.21       $1.38            --
          2011...............     $1.31       $1.21            --
          2010...............     $1.03       $1.31            --
          2009...............     $1.56       $1.03            --
          2008...............     $1.56       $0.74            --
          2007...............     $1.45       $1.56         4,277
          2006...............     $1.44       $1.45         4,301
          2005...............     $1.43       $1.44         4,324
          2004...............     $1.27       $1.43        12,780
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $2.03       $2.81            --
          2012...............     $1.71       $2.03            --
          2011...............     $1.94       $1.71            --
          2010...............     $1.45       $1.94            --
          2009...............     $1.53       $1.45            --
          2008...............     $1.53       $0.91         4,207
          2007...............     $1.52       $1.53         4,230
          2006...............     $1.37       $1.52         4,254
          2005...............     $1.33       $1.37         4,277
          2004...............     $0.00       $1.33         4,301
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.75       $2.33            --
          2012...............     $1.53       $1.75            --
          2011...............     $1.57       $1.53            --
          2010...............     $1.43       $1.57            --
          2009...............     $1.80       $1.43            --
          2008...............     $1.80       $1.19            --
          2007...............     $1.00(i)    $1.80            --
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.76       $0.74            --
          2012...............     $0.65       $0.76            --
          2011...............     $0.80       $0.65            --
          2010...............     $0.69       $0.80            --
          2009...............     $0.97       $0.69            --
          2008...............     $0.97       $0.41            --
          2007...............     $1.00(i)    $0.97            --

1.75% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.92       $1.25             --
          2012...............     $0.85       $0.92             --
          2011...............     $0.89       $0.85             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.96       $0.74             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(i)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.38       $1.76             --
          2012...............     $1.23       $1.38             --
          2011...............     $1.27       $1.23             --
          2010...............     $1.19       $1.27             --
          2009...............     $1.57       $1.19             --
          2008...............     $1.57       $0.84             --
          2007...............     $1.00(i)    $1.57             --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.39       $0.38        107,439
          2012...............     $0.35       $0.39        106,563
          2011...............     $0.36       $0.35        120,544
          2010...............     $0.32       $0.36        154,538
          2009...............     $1.24       $0.32        249,898
          2008...............     $1.24       $0.26        139,153
          2007...............     $1.27       $1.24        113,795
          2006...............     $1.18       $1.27        122,899
          2005...............     $1.18       $1.18         68,846
          2004...............     $1.10       $1.18         35,912
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $2.52       $3.11             --
          2012...............     $2.11       $2.52             --
          2011...............     $2.32       $2.11             --
          2010...............     $2.06       $2.32             --
          2009...............     $2.70       $2.06             --
          2008...............     $2.70       $1.51             --
          2007...............     $1.00(i)    $2.70             --
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $1.00       $1.38             --
          2012...............     $0.86       $1.00             --
          2011...............     $0.90       $0.86             --
          2010...............     $0.74       $0.90             --
          2009...............     $0.91       $0.74             --
          2008...............     $0.91       $0.55             --
          2007...............     $1.00(i)    $0.91             --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04             --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.05       $1.03             --
          2012...............     $1.01       $1.05             --
          2011...............     $1.01       $1.01             --
          2010...............     $1.00       $1.01             --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.13       $1.08             --
          2012...............     $1.05       $1.13             --
          2011...............     $1.03       $1.05             --
          2010...............     $1.00       $1.03             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.45       $1.89            --
          2012...............     $1.24       $1.45            --
          2011...............     $1.23       $1.24            --
          2010...............     $1.12       $1.23            --
          2009...............     $1.62       $1.12            --
          2008...............     $1.62       $0.88            --
          2007...............     $1.73       $1.62        18,429
          2006...............     $0.00       $1.73        18,532
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.38       $1.84            --
          2012...............     $1.18       $1.38            --
          2011...............     $1.26       $1.18            --
          2010...............     $1.12       $1.26            --
          2009...............     $1.46       $1.12            --
          2008...............     $1.46       $0.88            --
          2007...............     $1.58       $1.46         6,831
          2006...............     $1.39       $1.58         6,869
          2005...............     $1.34       $1.39         6,907
          2004...............     $1.23       $1.34        20,698
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.52       $1.91            --
          2012...............     $1.27       $1.52            --
          2011...............     $1.55       $1.27            --
          2010...............     $1.44       $1.55            --
          2009...............     $2.13       $1.44            --
          2008...............     $2.13       $1.17            --
          2007...............     $1.00(i)    $2.13            --
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.57       $2.10            --
          2012...............     $1.37       $1.57            --
          2011...............     $1.47       $1.37            --
          2010...............     $1.25       $1.47            --
          2009...............     $1.59       $1.25            --
          2008...............     $1.59       $0.96            --
          2007...............     $1.00(i)    $1.59            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.45       $2.04            --
          2012...............     $1.29       $1.45            --
          2011...............     $1.60       $1.29            --
          2010...............     $1.34       $1.60            --
          2009...............     $1.35       $1.34            --
          2008...............     $1.35       $0.83            --
          2007...............     $1.00(i)    $1.35            --
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.02       $1.08            --
          2012...............     $1.00       $1.02            --
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03            --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.15            --
          2012...............     $1.00       $1.01            --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.02       $1.12            --
          2012...............     $1.00       $1.02            --

1.80% Variable Account Charge




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.25       $1.22       1,402,382
          2012...............     $1.19       $1.25       1,456,737
          2011...............     $1.12       $1.19       1,496,947
          2010...............     $1.04       $1.12       1,544,074
          2009...............     $0.92       $1.04       1,590,842
          2008...............     $1.08       $0.92       1,643,164
          2007...............     $1.08       $1.08       1,612,373
          2006...............     $1.05       $1.08       1,100,022
          2005...............     $1.04       $1.05         902,161
          2004...............     $1.01       $1.04         752,510
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $2.12       $2.76         418,325
          2012...............     $1.84       $2.12         476,514
          2011...............     $1.91       $1.84         450,597
          2010...............     $1.55       $1.91         428,427
          2009...............     $1.15       $1.55         445,380
          2008...............     $1.85       $1.15         440,364
          2007...............     $1.76       $1.85         418,092
          2006...............     $1.63       $1.76         352,941
          2005...............     $1.48       $1.63         310,533
          2004...............     $1.30       $1.48         275,412
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.52       $1.97         312,944
          2012...............     $1.34       $1.52         325,474
          2011...............     $1.35       $1.34         200,241
          2010...............     $1.20       $1.35         205,252
          2009...............     $0.97       $1.20         226,525
          2008...............     $1.57       $0.97         250,693
          2007...............     $1.52       $1.57         268,087
          2006...............     $1.35       $1.52         286,678
          2005...............     $1.31       $1.35         233,136
          2004...............     $1.21       $1.31         241,933
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.50       $1.48         397,304
          2012...............     $1.32       $1.50         386,990
          2011...............     $1.34       $1.32         254,601
          2010...............     $1.20       $1.34         234,776
          2009...............     $1.04       $1.20         222,241
          2008...............     $1.02       $1.04         230,834
          2007...............     $0.95       $1.02         180,319
          2006...............     $0.93       $0.95          45,456
          2005...............     $1.00(e)    $0.93          11,378
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06              --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.97       $0.96         472,226
          2012...............     $0.99       $0.97         745,972
          2011...............     $1.01       $0.99         701,348
          2010...............     $1.03       $1.01         980,115
          2009...............     $1.04       $1.03         490,454
          2008...............     $1.04       $1.04         346,990
          2007...............     $1.01       $1.04         483,642
          2006...............     $0.99       $1.01         191,224
          2005...............     $0.98       $0.99         190,292
          2004...............     $0.99       $0.98         150,323
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.11       $1.07         394,403
          2012...............     $1.09       $1.11         451,448
          2011...............     $1.04       $1.09         480,489
          2010...............     $0.99       $1.04         504,591
          2009...............     $0.94       $0.99         544,261
          2008...............     $1.10       $0.94         554,800
          2007...............     $1.08       $1.10         675,761
          2006...............     $1.05       $1.08         622,951
          2005...............     $1.04       $1.05         617,974
          2004...............     $1.01       $1.04         592,001




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $2.35       $2.33        436,732
          2012...............     $2.03       $2.35        411,676
          2011...............     $1.96       $2.03        304,196
          2010...............     $1.55       $1.96        307,079
          2009...............     $1.26       $1.55        315,030
          2008...............     $2.02       $1.26        279,137
          2007...............     $2.44       $2.02        291,273
          2006...............     $1.90       $2.44        301,152
          2005...............     $1.74       $1.90        294,775
          2004...............     $1.31       $1.74        293,171
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.51       $0.61             --
          2012...............     $0.45       $0.51             --
          2011...............     $0.57       $0.45             --
          2010...............     $0.56       $0.57             --
          2009...............     $0.42       $0.56             --
          2008...............     $0.92       $0.42             --
          2007...............     $1.00(i)    $0.92             --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.48       $1.97         63,122
          2012...............     $1.31       $1.48         60,863
          2011...............     $1.30       $1.31         51,341
          2010...............     $1.16       $1.30         47,405
          2009...............     $1.01       $1.16         70,023
          2008...............     $1.57       $1.01         71,469
          2007...............     $1.60       $1.57        133,044
          2006...............     $1.40       $1.60        148,770
          2005...............     $1.36       $1.40        298,377
          2004...............     $1.23       $1.36        296,270
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.37       $1.85        360,413
          2012...............     $1.23       $1.37        389,353
          2011...............     $1.24       $1.23        435,188
          2010...............     $1.09       $1.24        460,082
          2009...............     $0.83       $1.09        482,222
          2008...............     $1.44       $0.83        501,426
          2007...............     $1.21       $1.44        532,263
          2006...............     $1.28       $1.21        545,783
          2005...............     $1.28       $1.28        427,767
          2004...............     $1.18       $1.28        358,066
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.62       $2.09        509,193
          2012...............     $1.44       $1.62        511,390
          2011...............     $1.45       $1.44        341,899
          2010...............     $1.31       $1.45        303,146
          2009...............     $1.11       $1.31        192,450
          2008...............     $1.55       $1.11        173,426
          2007...............     $1.67       $1.55        289,717
          2006...............     $1.43       $1.67        309,879
          2005...............     $1.39       $1.43        244,285
          2004...............     $1.24       $1.39        206,050
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.31       $1.18        693,237
          2012...............     $1.24       $1.31        612,055
          2011...............     $1.13       $1.24        271,299
          2010...............     $1.09       $1.13        190,463
          2009...............     $1.01       $1.09         98,294
          2008...............     $1.05       $1.01         52,752
          2007...............     $1.00(i)    $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.03       $0.99         92,718
          2012...............     $0.99       $1.03         53,893
          2011...............     $1.00       $0.99          2,877

1.80% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.99       $1.26          41,151
          2012...............     $0.83       $0.99          29,737
          2011...............     $1.00       $0.83           6,244
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.88       $1.11          23,689
          2012...............     $0.76       $0.88          10,407
          2011...............     $1.00       $0.76           7,623
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.00       $1.28         266,876
          2012...............     $0.86       $1.00         274,061
          2011...............     $1.00       $0.86              --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.04       $1.37         197,096
          2012...............     $0.90       $1.04         162,508
          2011...............     $1.00       $0.90          11,894
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.90       $1.08         145,218
          2012...............     $0.78       $0.90         100,109
          2011...............     $1.00       $0.78           9,700
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.94       $1.03         210,984
          2012...............     $0.81       $0.94         156,160
          2011...............     $1.00       $0.81           7,601
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.05       $1.00              --
          2012...............     $1.05       $1.05          16,716
          2011...............     $1.00       $1.05          18,611
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.89       $2.43         211,076
          2012...............     $1.66       $1.89         266,789
          2011...............     $1.74       $1.66         243,717
          2010...............     $1.51       $1.74         248,675
          2009...............     $1.14       $1.51         188,249
          2008...............     $2.02       $1.14         178,803
          2007...............     $1.75       $2.02         219,442
          2006...............     $1.60       $1.75         219,367
          2005...............     $1.40       $1.60         189,136
          2004...............     $1.24       $1.40          76,041
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.53       $1.92         851,872
          2012...............     $1.33       $1.53         907,973
          2011...............     $1.35       $1.33       1,002,833
          2010...............     $1.19       $1.35       1,066,250
          2009...............     $0.94       $1.19       1,115,485
          2008...............     $1.67       $0.94       1,209,907
          2007...............     $1.68       $1.67       1,121,335
          2006...............     $1.42       $1.68       1,067,365
          2005...............     $1.37       $1.42       1,131,264
          2004...............     $1.26       $1.37       1,063,776
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.29       $1.34         526,495
          2012...............     $1.16       $1.29         601,691
          2011...............     $1.14       $1.16         346,458
          2010...............     $1.02       $1.14         140,628
          2009...............     $0.72       $1.02         126,130
          2008...............     $0.98       $0.72          61,828
          2007...............     $1.00(i)    $0.98              --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $2.50       $3.33        107,176
          2012...............     $2.22       $2.50         77,538
          2011...............     $2.54       $2.22         66,897
          2010...............     $2.01       $2.54         63,680
          2009...............     $1.46       $2.01         41,827
          2008...............     $2.47       $1.46         40,328
          2007...............     $2.18       $2.47         90,899
          2006...............     $1.97       $2.18         94,341
          2005...............     $1.70       $1.97        140,357
          2004...............     $1.39       $1.70        141,405
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.38       $1.74         76,814
          2012...............     $1.25       $1.38        107,420
          2011...............     $1.29       $1.25        112,727
          2010...............     $1.18       $1.29         33,464
          2009...............     $0.92       $1.18          4,984
          2008...............     $1.43       $0.92          7,605
          2007...............     $1.38       $1.43         33,137
          2006...............     $1.26       $1.38         23,132
          2005...............     $1.27       $1.26         34,280
          2004...............     $1.20       $1.27         30,339
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.55       $1.95         42,644
          2012...............     $1.38       $1.55         52,322
          2011...............     $1.42       $1.38        103,355
          2010...............     $1.30       $1.42         31,292
          2009...............     $1.05       $1.30         37,753
          2008...............     $1.70       $1.05         30,684
          2007...............     $1.67       $1.70         71,001
          2006...............     $1.44       $1.67         74,272
          2005...............     $1.32       $1.44         96,140
          2004...............     $1.20       $1.32         91,706
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.05       $1.41        223,079
          2012...............     $0.90       $1.05        263,445
          2011...............     $0.96       $0.90        183,923
          2010...............     $0.76       $0.96        136,880
          2009...............     $0.60       $0.76        100,438
          2008...............     $0.91       $0.60         63,763
          2007...............     $1.00(i)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.75       $2.38         68,536
          2012...............     $1.61       $1.75        111,974
          2011...............     $1.72       $1.61        116,739
          2010...............     $1.37       $1.72         81,879
          2009...............     $0.98       $1.37         36,522
          2008...............     $1.73       $0.98         41,918
          2007...............     $1.58       $1.73        109,616
          2006...............     $1.48       $1.58         81,998
          2005...............     $1.44       $1.48        123,646
          2004...............     $1.31       $1.44        121,605
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.94       $2.86        128,726
          2012...............     $2.65       $2.94        165,330
          2011...............     $3.20       $2.65        138,809
          2010...............     $2.77       $3.20        103,864
          2009...............     $1.64       $2.77         62,278
          2008...............     $3.52       $1.64         68,689
          2007...............     $2.78       $3.52         72,323
          2006...............     $2.21       $2.78         63,113
          2005...............     $1.77       $2.21         43,195
          2004...............     $1.44       $1.77         29,480

1.80% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.07       $1.06         402,152
          2012...............     $1.06       $1.07         350,274
          2011...............     $1.02       $1.06         130,452
          2010...............     $1.00       $1.02          56,482
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.04              --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.86       $1.00         208,062
          2012...............     $0.77       $0.86         209,399
          2011...............     $0.83       $0.77         218,982
          2010...............     $0.72       $0.83         140,226
          2009...............     $0.58       $0.72         141,229
          2008...............     $0.94       $0.58              --
          2007...............     $1.00(i)    $0.94              --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.99       $1.09       1,265,508
          2012...............     $0.91       $0.99       1,286,488
          2011...............     $0.93       $0.91         504,683
          2010...............     $0.84       $0.93         491,029
          2009...............     $0.72       $0.84         506,634
          2008...............     $0.97       $0.72         513,716
          2007...............     $1.00(i)    $0.97              --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.08       $1.09         104,333
          2012...............     $1.05       $1.08         111,844
          2011...............     $1.04       $1.05          13,793
          2010...............     $0.98       $1.04              --
          2009...............     $0.93       $0.98         274,433
          2008...............     $1.00       $0.93              --
          2007...............     $1.00(i)    $1.00              --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.92       $1.05         533,698
          2012...............     $0.83       $0.92         528,650
          2011...............     $0.87       $0.83         316,004
          2010...............     $0.78       $0.87         889,679
          2009...............     $0.64       $0.78         949,927
          2008...............     $0.95       $0.64         320,250
          2007...............     $1.00(i)    $0.95              --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.03       $1.09         933,769
          2012...............     $0.97       $1.03         916,312
          2011...............     $0.98       $0.97         442,482
          2010...............     $0.91       $0.98         152,537
          2009...............     $0.82       $0.91          27,509
          2008...............     $0.99       $0.82           1,864
          2007...............     $1.00(i)    $0.99              --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.48       $2.03          25,505
          2012...............     $1.33       $1.48          30,409
          2011...............     $1.44       $1.33           1,937
          2010...............     $1.23       $1.44           2,732
          2009...............     $0.76       $1.23           4,170
          2008...............     $1.51       $0.76           2,051
          2007...............     $1.32       $1.51           2,209
          2006...............     $0.00       $1.32           2,026




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.02       $1.34         11,435
          2012...............     $0.88       $1.02          5,035
          2011...............     $0.89       $0.88             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.54       $0.74             --
          2008...............     $0.95       $0.54             --
          2007...............     $1.00(i)    $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.63       $2.18        239,784
          2012...............     $1.40       $1.63        213,467
          2011...............     $1.45       $1.40         77,035
          2010...............     $1.28       $1.45         33,561
          2009...............     $1.01       $1.28         12,062
          2008...............     $1.61       $1.01         14,252
          2007...............     $1.68       $1.61         11,480
          2006...............     $1.47       $1.68          9,509
          2005...............     $1.44       $1.47         18,072
          2004...............     $1.25       $1.44         17,150
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.52       $1.92          2,767
          2012...............     $1.36       $1.52          2,970
          2011...............     $1.39       $1.36             --
          2010...............     $1.30       $1.39             --
          2009...............     $1.03       $1.30             --
          2008...............     $1.51       $1.03             --
          2007...............     $1.00(i)    $1.51             --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.65       $2.17          3,240
          2012...............     $1.47       $1.65          3,757
          2011...............     $1.53       $1.47         12,637
          2010...............     $1.39       $1.53         10,782
          2009...............     $1.14       $1.39          8,768
          2008...............     $1.72       $1.14         10,750
          2007...............     $1.70       $1.72         14,054
          2006...............     $1.50       $1.70         12,656
          2005...............     $1.39       $1.50         33,262
          2004...............     $1.24       $1.39         35,013
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.18       $1.45        182,731
          2012...............     $1.07       $1.18        148,587
          2011...............     $1.11       $1.07        131,620
          2010...............     $1.05       $1.11        134,494
          2009...............     $0.80       $1.05        147,407
          2008...............     $1.32       $0.80        155,867
          2007...............     $1.32       $1.32        160,234
          2006...............     $1.22       $1.32        160,909
          2005...............     $1.18       $1.22        181,007
          2004...............     $1.12       $1.18        182,093
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $1.01       $1.36        268,323
          2012...............     $0.90       $1.01        328,876
          2011...............     $0.93       $0.90        154,649
          2010...............     $0.74       $0.93        126,718
          2009...............     $0.62       $0.74        106,232
          2008...............     $0.92       $0.62         48,589
          2007...............     $1.00(i)    $0.92             --

1.80% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.44       $3.00        549,865
          2012...............     $2.09       $2.44        628,653
          2011...............     $2.29       $2.09        423,953
          2010...............     $2.14       $2.29        296,805
          2009...............     $1.75       $2.14        173,900
          2008...............     $2.40       $1.75        179,578
          2007...............     $1.69       $2.40        111,948
          2006...............     $1.43       $1.69        127,482
          2005...............     $1.17       $1.43         89,517
          2004...............     $0.00       $1.17          4,698
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.58       $1.92        184,888
          2012...............     $1.44       $1.58        188,314
          2011...............     $1.42       $1.44         40,219
          2010...............     $1.23       $1.42         49,237
          2009...............     $1.11       $1.23         58,460
          2008...............     $1.43       $1.11         81,848
          2007...............     $1.28       $1.43         78,563
          2006...............     $1.17       $1.28         82,487
          2005...............     $1.14       $1.17         86,260
          2004...............     $0.00       $1.14        114,132
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.73       $2.27        244,382
          2012...............     $1.49       $1.73        239,710
          2011...............     $1.49       $1.49        140,060
          2010...............     $1.26       $1.49         17,133
          2009...............     $1.03       $1.26             --
          2008...............     $1.60       $1.03         25,190
          2007...............     $1.44       $1.60             --
          2006...............     $0.00       $1.44          1,947
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.24       $1.31        469,503
          2012...............     $1.24       $1.24        473,743
          2011...............     $1.61       $1.24        373,742
          2010...............     $1.40       $1.61        242,704
          2009...............     $0.82       $1.40        128,482
          2008...............     $2.16       $0.82        123,416
          2007...............     $1.53       $2.16         87,473
          2006...............     $1.25       $1.53         45,785
          2005...............     $1.00(e)    $1.25         31,955
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.44       $1.93        701,724
          2012...............     $1.30       $1.44        738,361
          2011...............     $1.30       $1.30        539,885
          2010...............     $1.17       $1.30        492,600
          2009...............     $0.94       $1.17        450,105
          2008...............     $1.50       $0.94        405,078
          2007...............     $1.22       $1.50        382,123
          2006...............     $1.18       $1.22        236,435
          2005...............     $1.08       $1.18         90,093
          2004...............     $0.00       $1.08         20,551
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03          4,877
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $2.06       $2.53        601,225
          2012...............     $1.85       $2.06        618,875
          2011...............     $2.19       $1.85        463,420
          2010...............     $1.95       $2.19        408,023
          2009...............     $1.45       $1.95        399,291
          2008...............     $2.56       $1.45        405,812
          2007...............     $2.37       $2.56        397,848
          2006...............     $1.87       $2.37        348,360
          2005...............     $1.71       $1.87        288,873
          2004...............     $1.42       $1.71        231,193




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.72       $2.01        336,899
          2012...............     $1.48       $1.72        302,632
          2011...............     $1.63       $1.48        129,017
          2010...............     $1.45       $1.63         62,053
          2009...............     $1.16       $1.45         35,716
          2008...............     $2.04       $1.16         36,440
          2007...............     $1.71       $2.04         59,203
          2006...............     $1.44       $1.71         42,847
          2005...............     $1.26       $1.44         18,964
          2004...............     $1.13       $1.26         18,232
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $2.14       $3.31         62,901
          2012...............     $1.95       $2.14         72,570
          2011...............     $2.13       $1.95         38,488
          2010...............     $1.54       $2.13         27,434
          2009...............     $1.11       $1.54         30,967
          2008...............     $2.18       $1.11         30,912
          2007...............     $2.08       $2.18         40,963
          2006...............     $1.89       $2.08         18,669
          2005...............     $1.59       $1.89         18,771
          2004...............     $1.47       $1.59         21,039
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.79       $2.29        275,923
          2012...............     $1.61       $1.79        248,258
          2011...............     $1.65       $1.61         86,402
          2010...............     $1.27       $1.65         41,164
          2009...............     $0.89       $1.27         41,569
          2008...............     $1.41       $0.89         44,122
          2007...............     $1.28       $1.41          4,280
          2006...............     $1.20       $1.28            983
          2005...............     $1.00(e)    $1.20          1,040
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.05             --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05             --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.21       $3.39        220,471
          2012...............     $1.76       $2.21        230,269
          2011...............     $1.90       $1.76        102,798
          2010...............     $1.71       $1.90         85,508
          2009...............     $1.21       $1.71         52,887
          2008...............     $1.87       $1.21         43,374
          2007...............     $1.53       $1.87         64,143
          2006...............     $1.44       $1.53         39,185
          2005...............     $1.25       $1.44         41,282
          2004...............     $0.00       $1.25          4,917
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.40       $1.97        135,313
          2012...............     $1.35       $1.40        158,406
          2011...............     $1.54       $1.35         90,130
          2010...............     $1.22       $1.54         82,211
          2009...............     $0.92       $1.22         52,106
          2008...............     $1.54       $0.92         48,986
          2007...............     $1.38       $1.54         73,200
          2006...............     $1.34       $1.38         63,855
          2005...............     $1.21       $1.34         54,636
          2004...............     $1.08       $1.21         47,634

1.80% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $2.09       $2.74        222,050
          2012...............     $1.79       $2.09        222,768
          2011...............     $2.09       $1.79        220,142
          2010...............     $1.69       $2.09        231,213
          2009...............     $1.33       $1.69        240,337
          2008...............     $1.83       $1.33        271,924
          2007...............     $1.95       $1.83        296,312
          2006...............     $1.70       $1.95        288,855
          2005...............     $1.66       $1.70        266,675
          2004...............     $1.47       $1.66        240,534
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.46       $1.94        128,610
          2012...............     $1.25       $1.46        156,365
          2011...............     $1.37       $1.25         69,896
          2010...............     $1.18       $1.37         26,710
          2009...............     $0.95       $1.18         13,561
          2008...............     $1.46       $0.95         13,337
          2007...............     $1.46       $1.46          5,327
          2006...............     $1.27       $1.46            971
          2005...............     $1.24       $1.27          3,461
          2004...............     $0.00       $1.24         24,759
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.72       $2.03         33,511
          2012...............     $1.55       $1.72         55,681
          2011...............     $1.55       $1.55         55,066
          2010...............     $1.46       $1.55         18,982
          2009...............     $1.19       $1.46         12,982
          2008...............     $1.44       $1.19          2,892
          2007...............     $0.00       $1.44          4,196
          2006...............     $1.23       $0.00             --
          2005...............     $1.16       $1.23         19,240
          2004...............     $1.09       $1.16         19,355
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.95       $2.51        100,749
          2012...............     $1.61       $1.95         90,795
          2011...............     $1.76       $1.61         81,147
          2010...............     $1.68       $1.76        131,674
          2009...............     $1.17       $1.68         71,242
          2008...............     $2.14       $1.17         73,158
          2007...............     $1.60       $2.14         33,467
          2006...............     $1.49       $1.60         28,030
          2005...............     $1.35       $1.49         43,327
          2004...............     $1.16       $1.35         84,455
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.77       $3.11        276,510
          2012...............     $2.49       $2.77        290,752
          2011...............     $3.75       $2.49        242,413
          2010...............     $3.05       $3.75        225,233
          2009...............     $1.74       $3.05        199,055
          2008...............     $3.70       $1.74        198,781
          2007...............     $2.94       $3.70        122,096
          2006...............     $2.04       $2.94         70,098
          2005...............     $1.58       $2.04         66,382
          2004...............     $1.35       $1.58         40,428
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.03       $1.27        283,145
          2012...............     $0.94       $1.03        359,814
          2011...............     $0.99       $0.94        210,622
          2010...............     $0.87       $0.99        221,635
          2009...............     $0.67       $0.87         52,646
          2008...............     $0.95       $0.67         21,469
          2007...............     $1.00(i)    $0.95             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.52       $1.94        373,664
          2012...............     $1.32       $1.52        385,785
          2011...............     $1.34       $1.32        225,500
          2010...............     $1.22       $1.34        178,159
          2009...............     $0.89       $1.22        164,584
          2008...............     $1.44       $0.89        139,394
          2007...............     $1.32       $1.44        108,322
          2006...............     $1.25       $1.32         26,530
          2005...............     $1.22       $1.25         44,306
          2004...............     $1.14       $1.22         38,990
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.37       $1.85         18,320
          2012...............     $1.20       $1.37         37,980
          2011...............     $1.30       $1.20             --
          2010...............     $1.03       $1.30             --
          2009...............     $0.74       $1.03          1,764
          2008...............     $1.56       $0.74          4,482
          2007...............     $1.45       $1.56          7,394
          2006...............     $1.44       $1.45          3,172
          2005...............     $1.43       $1.44         10,905
          2004...............     $1.27       $1.43         10,099
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $2.02       $2.80         99,446
          2012...............     $1.70       $2.02        106,441
          2011...............     $1.93       $1.70         85,795
          2010...............     $1.45       $1.93         65,010
          2009...............     $0.90       $1.45         73,118
          2008...............     $1.52       $0.90         70,506
          2007...............     $1.52       $1.52         79,594
          2006...............     $1.37       $1.52         93,525
          2005...............     $1.33       $1.37         91,185
          2004...............     $1.27       $1.33        104,962
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.74       $2.31        580,440
          2012...............     $1.53       $1.74        603,324
          2011...............     $1.56       $1.53        422,319
          2010...............     $1.43       $1.56        376,894
          2009...............     $1.19       $1.43        348,043
          2008...............     $1.80       $1.19        253,823
          2007...............     $1.70       $1.80        171,967
          2006...............     $1.44       $1.70         18,747
          2005...............     $1.38       $1.44         20,192
          2004...............     $1.22       $1.38         18,571
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.76       $0.74        321,110
          2012...............     $0.64       $0.76        304,740
          2011...............     $0.80       $0.64        134,722
          2010...............     $0.69       $0.80         98,359
          2009...............     $0.41       $0.69         59,249
          2008...............     $0.97       $0.41         49,824
          2007...............     $1.00(i)    $0.97         25,785
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.92       $1.24         29,601
          2012...............     $0.85       $0.92             --
          2011...............     $0.89       $0.85             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.57       $0.74             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(i)    $0.96             --

1.80% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.37       $1.75           1,497
          2012...............     $1.23       $1.37           1,656
          2011...............     $1.27       $1.23           1,682
          2010...............     $1.18       $1.27              --
          2009...............     $0.84       $1.18              --
          2008...............     $1.57       $0.84              --
          2007...............     $1.00(i)    $1.57           2,262
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.39       $0.38         628,165
          2012...............     $0.35       $0.39         658,961
          2011...............     $0.36       $0.35         801,944
          2010...............     $0.32       $0.36         719,096
          2009...............     $0.26       $0.32         855,787
          2008...............     $1.24       $0.26         653,388
          2007...............     $1.27       $1.24         523,098
          2006...............     $1.18       $1.27         444,521
          2005...............     $1.18       $1.18         462,317
          2004...............     $1.10       $1.18         403,333
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $2.51       $3.10          43,791
          2012...............     $2.10       $2.51          19,821
          2011...............     $2.31       $2.10          17,954
          2010...............     $2.05       $2.31          18,112
          2009...............     $1.50       $2.05           9,971
          2008...............     $2.69       $1.50          12,802
          2007...............     $2.42       $2.69          43,256
          2006...............     $1.91       $2.42          56,206
          2005...............     $1.69       $1.91          57,979
          2004...............     $1.47       $1.69          55,063
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.99       $1.37           5,758
          2012...............     $0.86       $0.99           6,216
          2011...............     $0.90       $0.86           6,362
          2010...............     $0.74       $0.90          18,736
          2009...............     $0.55       $0.74              --
          2008...............     $0.91       $0.55              --
          2007...............     $1.00(i)    $0.91              --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04              --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.04       $1.02         516,702
          2012...............     $1.01       $1.04         484,113
          2011...............     $1.01       $1.01         271,945
          2010...............     $1.00       $1.01         148,548
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.13       $1.08       1,411,509
          2012...............     $1.05       $1.13       1,251,003
          2011...............     $1.03       $1.05         465,154
          2010...............     $1.00       $1.03          99,697
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.44       $1.88          17,638
          2012...............     $1.23       $1.44           4,118
          2011...............     $1.23       $1.23              --
          2010...............     $1.11       $1.23           1,137
          2009...............     $0.88       $1.11           1,078
          2008...............     $1.61       $0.88           1,036
          2007...............     $0.00       $1.61             907
          2006...............     $1.52       $0.00              --
          2005...............     $1.46       $1.52             866
          2004...............     $0.00       $1.46           4,366




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.37       $1.83         44,332
          2012...............     $1.17       $1.37         44,599
          2011...............     $1.25       $1.17             --
          2010...............     $1.12       $1.25             --
          2009...............     $0.88       $1.12             --
          2008...............     $0.00       $0.88         47,664
          2007...............     $0.00       $0.00             --
          2006...............     $1.38       $0.00             --
          2005...............     $1.34       $1.38         18,653
          2004...............     $1.23       $1.34         18,765
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.51       $1.90         61,036
          2012...............     $1.26       $1.51         76,180
          2011...............     $1.55       $1.26         95,544
          2010...............     $1.43       $1.55        105,111
          2009...............     $1.17       $1.43        105,340
          2008...............     $2.12       $1.17        106,828
          2007...............     $2.00       $2.12        103,056
          2006...............     $1.59       $2.00         94,980
          2005...............     $1.44       $1.59        103,805
          2004...............     $1.26       $1.44        122,751
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.56       $2.09         11,682
          2012...............     $1.36       $1.56             --
          2011...............     $1.46       $1.36             --
          2010...............     $1.24       $1.46             --
          2009...............     $0.96       $1.24             --
          2008...............     $1.59       $0.96             --
          2007...............     $1.53       $1.59         19,507
          2006...............     $0.00       $1.53         19,522
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.44       $2.03         45,727
          2012...............     $1.28       $1.44         76,128
          2011...............     $1.59       $1.28         76,564
          2010...............     $1.34       $1.59         36,106
          2009...............     $0.83       $1.34             --
          2008...............     $1.35       $0.83         11,478
          2007...............     $1.30       $1.35         29,510
          2006...............     $1.25       $1.30         29,688
          2005...............     $1.21       $1.25         29,867
          2004...............     $1.17       $1.21         30,046
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.02       $1.08             --
          2012...............     $1.00       $1.02         31,069
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03             --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.15        491,135
          2012...............     $1.00       $1.01        497,622
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.02       $1.12        299,759
          2012...............     $1.00       $1.02        305,209

1.85% Variable Account Charge




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.25       $1.22      11,383,676
          2012...............     $1.18       $1.25       9,489,713
          2011...............     $1.12       $1.18       9,613,880
          2010...............     $1.04       $1.12       9,400,906
          2009...............     $0.92       $1.04       9,018,635
          2008...............     $1.08       $0.92       6,972,110
          2007...............     $1.07       $1.08       3,420,941
          2006...............     $1.05       $1.07       2,046,102
          2005...............     $1.04       $1.05       1,789,083
          2004...............     $1.01       $1.04         613,500
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $2.11       $2.74       2,326,886
          2012...............     $1.83       $2.11       2,460,488
          2011...............     $1.91       $1.83       2,225,867
          2010...............     $1.54       $1.91       2,131,799
          2009...............     $1.15       $1.54       2,102,240
          2008...............     $1.85       $1.15       1,828,279
          2007...............     $1.75       $1.85         929,156
          2006...............     $1.63       $1.75         632,817
          2005...............     $1.48       $1.63         542,977
          2004...............     $1.30       $1.48         191,187
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.52       $1.96       1,844,995
          2012...............     $1.34       $1.52         390,648
          2011...............     $1.34       $1.34         303,718
          2010...............     $1.19       $1.34         254,942
          2009...............     $0.97       $1.19         495,104
          2008...............     $1.57       $0.97         439,628
          2007...............     $1.52       $1.57         100,183
          2006...............     $1.34       $1.52         115,943
          2005...............     $1.31       $1.34         106,231
          2004...............     $0.00       $1.31          54,475
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.50       $1.47       4,835,369
          2012...............     $1.31       $1.50       3,792,340
          2011...............     $1.34       $1.31       3,377,658
          2010...............     $1.20       $1.34       2,347,081
          2009...............     $1.04       $1.20       2,019,202
          2008...............     $1.02       $1.04       1,753,277
          2007...............     $0.95       $1.02         869,440
          2006...............     $0.93       $0.95         255,707
          2005...............     $1.00(e)    $0.93         168,466
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06       3,667,139
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.97       $0.95       4,164,298
          2012...............     $0.99       $0.97       4,202,714
          2011...............     $1.00       $0.99       4,468,094
          2010...............     $1.02       $1.00       2,656,270
          2009...............     $1.04       $1.02       2,508,234
          2008...............     $1.04       $1.04       3,280,001
          2007...............     $1.01       $1.04         996,146
          2006...............     $0.99       $1.01         434,075
          2005...............     $0.98       $0.99         505,212
          2004...............     $0.99       $0.98         197,755
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.11       $1.06       3,261,102
          2012...............     $1.09       $1.11       1,541,572
          2011...............     $1.04       $1.09       1,467,677
          2010...............     $0.99       $1.04       1,670,501
          2009...............     $0.93       $0.99       1,740,149
          2008...............     $1.09       $0.93       1,333,016
          2007...............     $1.08       $1.09         820,701
          2006...............     $1.04       $1.08         522,887
          2005...............     $1.03       $1.04         455,705
          2004...............     $1.01       $1.03         217,845




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $2.34       $2.32       2,385,722
          2012...............     $2.02       $2.34       1,506,656
          2011...............     $1.95       $2.02       1,444,573
          2010...............     $1.54       $1.95       1,408,128
          2009...............     $1.26       $1.54       1,365,113
          2008...............     $2.02       $1.26       1,021,358
          2007...............     $2.44       $2.02         591,607
          2006...............     $1.90       $2.44         528,742
          2005...............     $1.74       $1.90         414,996
          2004...............     $1.31       $1.74         154,020
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.51       $0.61         251,349
          2012...............     $0.45       $0.51         219,510
          2011...............     $0.57       $0.45         179,319
          2010...............     $0.56       $0.57         147,008
          2009...............     $0.42       $0.56         117,988
          2008...............     $0.92       $0.42          80,478
          2007...............     $1.00(i)    $0.92           1,142
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04       3,821,950
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.47       $1.96         189,375
          2012...............     $1.31       $1.47         157,283
          2011...............     $1.30       $1.31         113,199
          2010...............     $1.16       $1.30          82,544
          2009...............     $1.00       $1.16          49,840
          2008...............     $1.57       $1.00          56,418
          2007...............     $1.60       $1.57          53,841
          2006...............     $1.40       $1.60          53,792
          2005...............     $1.36       $1.40          33,764
          2004...............     $0.00       $1.36           8,780
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.37       $1.84         781,950
          2012...............     $1.22       $1.37         938,414
          2011...............     $1.24       $1.22       1,059,816
          2010...............     $1.09       $1.24       1,283,629
          2009...............     $0.82       $1.09       1,371,080
          2008...............     $1.44       $0.82       1,389,386
          2007...............     $1.21       $1.44       1,495,516
          2006...............     $1.28       $1.21       1,631,965
          2005...............     $1.28       $1.28       1,483,769
          2004...............     $1.18       $1.28         685,802
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.61       $2.08       2,716,800
          2012...............     $1.43       $1.61       2,148,039
          2011...............     $1.45       $1.43       1,691,287
          2010...............     $1.31       $1.45       1,248,731
          2009...............     $1.11       $1.31         819,785
          2008...............     $1.55       $1.11         642,279
          2007...............     $1.66       $1.55         685,943
          2006...............     $1.43       $1.66         664,985
          2005...............     $1.39       $1.43         546,577
          2004...............     $1.24       $1.39         168,977
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.30       $1.17       9,316,951
          2012...............     $1.24       $1.30       5,167,206
          2011...............     $1.13       $1.24       3,002,099
          2010...............     $1.09       $1.13       1,932,423
          2009...............     $1.01       $1.09         870,460
          2008...............     $1.05       $1.01         326,363
          2007...............     $1.00(i)    $1.05              --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.03       $0.99         274,632
          2012...............     $0.99       $1.03         302,345
          2011...............     $1.00       $0.99         178,097

1.85% Variable Account Charge Continued



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.99       $1.26         625,621
          2012...............     $0.83       $0.99         304,429
          2011...............     $1.00       $0.83          98,295
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.88       $1.11         644,734
          2012...............     $0.76       $0.88         169,028
          2011...............     $1.00       $0.76          77,031
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.00       $1.28       4,214,140
          2012...............     $0.86       $1.00         397,679
          2011...............     $1.00       $0.86         283,827
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.04       $1.37       1,497,908
          2012...............     $0.90       $1.04         425,987
          2011...............     $1.00       $0.90         189,146
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.90       $1.07       1,408,465
          2012...............     $0.78       $0.90         203,619
          2011...............     $1.00       $0.78         145,867
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.94       $1.03         809,636
          2012...............     $0.81       $0.94         383,451
          2011...............     $1.00       $0.81         109,806
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.05       $1.00         956,258
          2012...............     $1.05       $1.05         345,985
          2011...............     $1.00       $1.05         148,655
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.88       $2.42       2,871,972
          2012...............     $1.65       $1.88       1,265,992
          2011...............     $1.73       $1.65         959,195
          2010...............     $1.51       $1.73         910,814
          2009...............     $1.13       $1.51         790,550
          2008...............     $2.02       $1.13         579,459
          2007...............     $1.75       $2.02         420,637
          2006...............     $1.60       $1.75         371,389
          2005...............     $1.40       $1.60         224,741
          2004...............     $0.00       $1.40          74,249
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.52       $1.91       3,166,980
          2012...............     $1.33       $1.52       2,425,377
          2011...............     $1.34       $1.33       2,727,833
          2010...............     $1.19       $1.34       3,203,610
          2009...............     $0.93       $1.19       3,487,968
          2008...............     $1.66       $0.93       3,205,710
          2007...............     $1.67       $1.66       2,040,589
          2006...............     $1.42       $1.67       1,671,970
          2005...............     $1.37       $1.42       1,626,120
          2004...............     $1.26       $1.37         834,201
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.29       $1.34       2,969,906
          2012...............     $1.15       $1.29       2,308,427
          2011...............     $1.13       $1.15       1,583,121
          2010...............     $1.02       $1.13       1,235,989
          2009...............     $0.72       $1.02         981,454
          2008...............     $0.98       $0.72         566,276
          2007...............     $1.00(i)    $0.98              --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $2.49       $3.32         689,173
          2012...............     $2.21       $2.49         572,863
          2011...............     $2.53       $2.21         543,156
          2010...............     $2.00       $2.53         493,978
          2009...............     $1.46       $2.00         478,432
          2008...............     $2.46       $1.46         447,725
          2007...............     $2.17       $2.46         323,094
          2006...............     $1.97       $2.17         302,393
          2005...............     $1.70       $1.97         240,495
          2004...............     $1.39       $1.70         107,457
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.37       $1.73         133,894
          2012...............     $1.24       $1.37         126,533
          2011...............     $1.28       $1.24         121,986
          2010...............     $1.17       $1.28         128,050
          2009...............     $0.92       $1.17         112,675
          2008...............     $1.43       $0.92         106,772
          2007...............     $1.37       $1.43          88,480
          2006...............     $1.26       $1.37          82,963
          2005...............     $1.27       $1.26          82,657
          2004...............     $0.00       $1.27          18,984
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.54       $1.94         219,261
          2012...............     $1.37       $1.54         254,934
          2011...............     $1.41       $1.37         274,706
          2010...............     $1.29       $1.41         226,809
          2009...............     $1.05       $1.29         286,982
          2008...............     $1.69       $1.05         304,210
          2007...............     $1.67       $1.69         213,000
          2006...............     $1.43       $1.67         187,316
          2005...............     $1.32       $1.43         182,080
          2004...............     $1.20       $1.32         130,336
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.05       $1.40       2,297,981
          2012...............     $0.90       $1.05       1,357,264
          2011...............     $0.95       $0.90       1,235,683
          2010...............     $0.76       $0.95         971,328
          2009...............     $0.60       $0.76         819,064
          2008...............     $0.91       $0.60         484,527
          2007...............     $1.00(i)    $0.91              --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.75       $2.37         359,574
          2012...............     $1.60       $1.75         130,770
          2011...............     $1.72       $1.60          91,051
          2010...............     $1.37       $1.72          72,540
          2009...............     $0.97       $1.37          83,690
          2008...............     $1.72       $0.97          93,779
          2007...............     $1.58       $1.72          77,998
          2006...............     $1.48       $1.58          67,784
          2005...............     $1.44       $1.48          42,882
          2004...............     $1.31       $1.44          40,696
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.93       $2.85         622,858
          2012...............     $2.64       $2.93         479,269
          2011...............     $3.19       $2.64         416,709
          2010...............     $2.76       $3.19         395,934
          2009...............     $1.63       $2.76         414,316
          2008...............     $3.51       $1.63         430,606
          2007...............     $2.78       $3.51         375,237
          2006...............     $2.21       $2.78         318,390
          2005...............     $1.77       $2.21         285,145
          2004...............     $1.44       $1.77          74,375

1.85% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.07       $1.06       5,723,212
          2012...............     $1.06       $1.07       2,370,190
          2011...............     $1.02       $1.06         915,753
          2010...............     $1.00       $1.02         331,551
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.04       6,100,456
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.86       $1.00       1,205,852
          2012...............     $0.77       $0.86         707,244
          2011...............     $0.82       $0.77         629,830
          2010...............     $0.72       $0.82         564,937
          2009...............     $0.58       $0.72         523,589
          2008...............     $0.94       $0.58       1,078,619
          2007...............     $1.00(i)    $0.94          59,475
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.99       $1.08       9,596,518
          2012...............     $0.91       $0.99       8,249,613
          2011...............     $0.93       $0.91       7,680,986
          2010...............     $0.84       $0.93       6,972,524
          2009...............     $0.72       $0.84       5,872,763
          2008...............     $0.97       $0.72       3,062,308
          2007...............     $1.00(i)    $0.97       1,303,752
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.08       $1.09       4,026,292
          2012...............     $1.05       $1.08       4,378,511
          2011...............     $1.03       $1.05       3,962,946
          2010...............     $0.98       $1.03       3,000,615
          2009...............     $0.93       $0.98       2,053,562
          2008...............     $1.00       $0.93         326,459
          2007...............     $1.00(i)    $1.00              --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.91       $1.04       7,441,147
          2012...............     $0.82       $0.91       7,390,773
          2011...............     $0.87       $0.82       7,793,179
          2010...............     $0.77       $0.87       8,632,126
          2009...............     $0.64       $0.77       8,166,250
          2008...............     $0.95       $0.64       4,930,458
          2007...............     $1.00(i)    $0.95         294,248
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.03       $1.08       5,340,092
          2012...............     $0.97       $1.03       4,068,347
          2011...............     $0.98       $0.97       3,737,551
          2010...............     $0.91       $0.98       2,784,740
          2009...............     $0.82       $0.91       2,256,461
          2008...............     $0.99       $0.82       1,281,709
          2007...............     $1.00(i)    $0.99          55,425
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.47       $2.02          83,734
          2012...............     $1.32       $1.47          85,867
          2011...............     $1.44       $1.32          37,041
          2010...............     $1.23       $1.44          29,064
          2009...............     $0.75       $1.23          23,774
          2008...............     $1.51       $0.75              --
          2007...............     $1.32       $1.51              --
          2006...............     $1.31       $1.32              --
          2005...............     $0.00       $1.31          11,254




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.01       $1.33       1,160,051
          2012...............     $0.88       $1.01         209,063
          2011...............     $0.89       $0.88          62,582
          2010...............     $0.74       $0.89          49,032
          2009...............     $0.54       $0.74          23,682
          2008...............     $0.95       $0.54              --
          2007...............     $1.00(i)    $0.95              --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.63       $2.16       2,633,931
          2012...............     $1.39       $1.63       1,146,866
          2011...............     $1.45       $1.39         661,127
          2010...............     $1.28       $1.45         298,508
          2009...............     $1.01       $1.28         142,645
          2008...............     $1.61       $1.01         150,584
          2007...............     $1.68       $1.61         162,088
          2006...............     $1.47       $1.68         217,729
          2005...............     $1.44       $1.47         201,177
          2004...............     $1.25       $1.44         108,163
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.51       $1.91          70,783
          2012...............     $1.36       $1.51          41,007
          2011...............     $1.39       $1.36          21,657
          2010...............     $1.29       $1.39          22,753
          2009...............     $1.03       $1.29          20,997
          2008...............     $1.50       $1.03          22,433
          2007...............     $1.42       $1.50          26,674
          2006...............     $1.26       $1.42          25,843
          2005...............     $1.22       $1.26           5,306
          2004...............     $0.00       $1.22           4,513
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.17       $1.44         167,011
          2012...............     $1.06       $1.17          70,500
          2011...............     $1.10       $1.06          47,157
          2010...............     $1.04       $1.10          24,255
          2009...............     $0.80       $1.04          19,420
          2008...............     $1.32       $0.80           4,432
          2007...............     $1.32       $1.32           2,549
          2006...............     $0.00       $1.32           2,492
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(K)(W)(AW):
          2013...............     $1.65       $2.16         159,283
          2012...............     $1.47       $1.65          65,203
          2011...............     $1.53       $1.47          74,719
          2010...............     $1.39       $1.53          64,322
          2009...............     $1.14       $1.39          58,160
          2008...............     $1.71       $1.14          40,513
          2007...............     $1.70       $1.71          50,927
          2006...............     $1.49       $1.70          56,672
          2005...............     $1.39       $1.49          42,281
          2004...............     $0.00       $1.39           9,233
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $1.00       $1.35       2,888,856
          2012...............     $0.90       $1.00       1,745,588
          2011...............     $0.93       $0.90       1,565,010
          2010...............     $0.74       $0.93       1,347,281
          2009...............     $0.62       $0.74       1,190,641
          2008...............     $0.92       $0.62         643,996
          2007...............     $1.00(i)    $0.92              --

1.85% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.43       $2.98       3,167,124
          2012...............     $2.08       $2.43       2,736,791
          2011...............     $2.28       $2.08       2,552,534
          2010...............     $2.14       $2.28       1,757,335
          2009...............     $1.74       $2.14       1,373,455
          2008...............     $2.39       $1.74       1,130,276
          2007...............     $1.69       $2.39         465,822
          2006...............     $1.43       $1.69         207,679
          2005...............     $1.17       $1.43          44,532
          2004...............     $0.00       $1.17          17,673
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.57       $1.91         778,268
          2012...............     $1.43       $1.57         474,197
          2011...............     $1.41       $1.43         282,644
          2010...............     $1.23       $1.41         194,586
          2009...............     $1.11       $1.23         127,539
          2008...............     $1.43       $1.11         100,711
          2007...............     $1.28       $1.43          77,418
          2006...............     $1.17       $1.28          29,839
          2005...............     $0.00       $1.17          13,257
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.73       $2.26       2,254,088
          2012...............     $1.48       $1.73         593,434
          2011...............     $1.49       $1.48         299,038
          2010...............     $1.25       $1.49         155,186
          2009...............     $1.03       $1.25         132,657
          2008...............     $1.61       $1.03         109,088
          2007...............     $1.43       $1.61          63,543
          2006...............     $1.25       $1.43          61,069
          2005...............     $1.17       $1.25          43,844
          2004...............     $0.00       $1.17           3,100
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.23       $1.31       1,240,095
          2012...............     $1.23       $1.23       1,107,140
          2011...............     $1.60       $1.23         988,464
          2010...............     $1.39       $1.60         987,896
          2009...............     $0.82       $1.39         960,531
          2008...............     $2.16       $0.82         678,009
          2007...............     $1.53       $2.16         402,211
          2006...............     $1.24       $1.53         152,432
          2005...............     $1.00(e)    $1.24         103,222
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.43       $1.92       3,934,651
          2012...............     $1.30       $1.43       3,554,316
          2011...............     $1.29       $1.30       3,068,911
          2010...............     $1.17       $1.29       2,900,095
          2009...............     $0.94       $1.17       2,562,738
          2008...............     $1.50       $0.94       1,936,348
          2007...............     $1.21       $1.50         797,318
          2006...............     $1.18       $1.21         577,949
          2005...............     $1.08       $1.18         365,712
          2004...............     $0.00       $1.08           4,109
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03       1,236,250




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $2.05       $2.52       3,799,110
          2012...............     $1.84       $2.05       3,332,314
          2011...............     $2.18       $1.84       2,908,128
          2010...............     $1.95       $2.18       2,551,762
          2009...............     $1.45       $1.95       2,363,567
          2008...............     $2.56       $1.45       2,077,081
          2007...............     $2.37       $2.56       1,216,238
          2006...............     $1.86       $2.37       1,054,098
          2005...............     $1.71       $1.86         996,058
          2004...............     $1.42       $1.71         388,470
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.71       $2.00       2,823,154
          2012...............     $1.48       $1.71       1,292,022
          2011...............     $1.62       $1.48         853,229
          2010...............     $1.44       $1.62         389,818
          2009...............     $1.16       $1.44         154,060
          2008...............     $2.04       $1.16         115,206
          2007...............     $1.71       $2.04          91,529
          2006...............     $1.44       $1.71          86,626
          2005...............     $1.26       $1.44          92,578
          2004...............     $1.13       $1.26          14,902
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $2.13       $3.29         325,800
          2012...............     $1.94       $2.13         313,455
          2011...............     $2.13       $1.94         155,024
          2010...............     $1.54       $2.13         102,961
          2009...............     $1.11       $1.54         121,171
          2008...............     $2.17       $1.11         105,742
          2007...............     $2.08       $2.17         100,786
          2006...............     $1.89       $2.08         109,882
          2005...............     $1.59       $1.89         107,537
          2004...............     $0.00       $1.59          67,996
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.79       $2.28       2,031,123
          2012...............     $1.60       $1.79         513,267
          2011...............     $1.64       $1.60         177,771
          2010...............     $1.27       $1.64         132,657
          2009...............     $0.88       $1.27          68,407
          2008...............     $1.41       $0.88          59,603
          2007...............     $1.28       $1.41          47,504
          2006...............     $1.20       $1.28          47,726
          2005...............     $1.00(e)    $1.20          23,053
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.05         188,769
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05         222,816
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04           3,590
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.20       $3.37         764,335
          2012...............     $1.75       $2.20         433,938
          2011...............     $1.89       $1.75         388,326
          2010...............     $1.71       $1.89         336,023
          2009...............     $1.21       $1.71         319,605
          2008...............     $1.86       $1.21         233,774
          2007...............     $1.53       $1.86         218,161
          2006...............     $1.44       $1.53         177,520
          2005...............     $1.25       $1.44         128,505
          2004...............     $1.10       $1.25          64,614

1.85% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.39       $1.96         640,293
          2012...............     $1.35       $1.39         511,925
          2011...............     $1.53       $1.35         499,086
          2010...............     $1.21       $1.53         382,147
          2009...............     $0.92       $1.21         353,335
          2008...............     $1.54       $0.92         349,259
          2007...............     $1.38       $1.54         202,831
          2006...............     $1.34       $1.38         160,716
          2005...............     $1.21       $1.34         142,979
          2004...............     $1.08       $1.21          21,318
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $2.08       $2.72         908,399
          2012...............     $1.79       $2.08         677,144
          2011...............     $2.09       $1.79         721,828
          2010...............     $1.68       $2.09         785,593
          2009...............     $1.33       $1.68         874,321
          2008...............     $1.83       $1.33         909,211
          2007...............     $1.94       $1.83         770,693
          2006...............     $1.69       $1.94         595,226
          2005...............     $1.66       $1.69         584,076
          2004...............     $0.00       $1.66         203,863
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.45       $1.93       2,042,524
          2012...............     $1.25       $1.45         486,788
          2011...............     $1.37       $1.25         339,136
          2010...............     $1.17       $1.37         126,636
          2009...............     $0.94       $1.17          65,537
          2008...............     $1.45       $0.94          69,266
          2007...............     $1.45       $1.45          70,420
          2006...............     $1.27       $1.45          64,570
          2005...............     $1.24       $1.27          32,247
          2004...............     $0.00       $1.24           2,019
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.72       $2.02       1,076,675
          2012...............     $1.54       $1.72         905,435
          2011...............     $1.55       $1.54         764,523
          2010...............     $1.46       $1.55         652,728
          2009...............     $1.18       $1.46         604,197
          2008...............     $1.44       $1.18         466,476
          2007...............     $1.33       $1.44          36,729
          2006...............     $1.22       $1.33          49,297
          2005...............     $1.16       $1.22          27,539
          2004...............     $0.00       $1.16          14,767
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.94       $2.50       1,185,742
          2012...............     $1.60       $1.94         572,266
          2011...............     $1.75       $1.60         645,556
          2010...............     $1.67       $1.75         661,934
          2009...............     $1.17       $1.67         619,981
          2008...............     $2.14       $1.17         501,406
          2007...............     $1.59       $2.14         296,746
          2006...............     $1.49       $1.59         123,077
          2005...............     $1.35       $1.49         109,896
          2004...............     $0.00       $1.35           3,315
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.76       $3.09       1,748,031
          2012...............     $2.48       $2.76       1,710,070
          2011...............     $3.74       $2.48       1,664,454
          2010...............     $3.04       $3.74       1,584,016
          2009...............     $1.73       $3.04       1,708,369
          2008...............     $3.69       $1.73       1,656,845
          2007...............     $2.94       $3.69         758,652
          2006...............     $2.04       $2.94         487,124
          2005...............     $1.58       $2.04         462,116
          2004...............     $1.35       $1.58         142,473




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.02       $1.26       2,843,442
          2012...............     $0.94       $1.02       1,431,285
          2011...............     $0.99       $0.94       1,079,380
          2010...............     $0.87       $0.99         825,211
          2009...............     $0.67       $0.87         624,891
          2008...............     $0.95       $0.67         363,631
          2007...............     $1.00(i)    $0.95              --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.51       $1.93       3,423,199
          2012...............     $1.32       $1.51       2,559,687
          2011...............     $1.34       $1.32       2,181,619
          2010...............     $1.21       $1.34       1,955,992
          2009...............     $0.89       $1.21       1,734,794
          2008...............     $1.44       $0.89       1,379,727
          2007...............     $1.32       $1.44         328,150
          2006...............     $1.25       $1.32          44,969
          2005...............     $1.22       $1.25          40,791
          2004...............     $1.14       $1.22          31,283
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.37       $1.84          67,651
          2012...............     $1.20       $1.37          37,047
          2011...............     $1.30       $1.20          54,966
          2010...............     $1.02       $1.30          47,400
          2009...............     $0.74       $1.02          44,667
          2008...............     $1.55       $0.74          42,583
          2007...............     $1.45       $1.55          30,254
          2006...............     $1.44       $1.45          29,246
          2005...............     $1.43       $1.44          34,964
          2004...............     $1.27       $1.43           8,666
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $2.01       $2.78         520,820
          2012...............     $1.69       $2.01         315,414
          2011...............     $1.92       $1.69         278,064
          2010...............     $1.44       $1.92         226,356
          2009...............     $0.90       $1.44         234,732
          2008...............     $1.52       $0.90         219,720
          2007...............     $1.51       $1.52         290,095
          2006...............     $1.37       $1.51         305,179
          2005...............     $1.32       $1.37         300,589
          2004...............     $1.27       $1.32         177,031
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.73       $2.30       5,658,600
          2012...............     $1.52       $1.73       4,522,811
          2011...............     $1.56       $1.52       4,494,573
          2010...............     $1.42       $1.56       4,296,375
          2009...............     $1.19       $1.42       3,774,474
          2008...............     $1.80       $1.19       2,707,792
          2007...............     $1.70       $1.80         533,666
          2006...............     $1.44       $1.70         124,587
          2005...............     $1.37       $1.44         114,526
          2004...............     $1.22       $1.37          43,371
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.76       $0.73       4,079,811
          2012...............     $0.64       $0.76       1,377,203
          2011...............     $0.80       $0.64       1,039,583
          2010...............     $0.69       $0.80         769,830
          2009...............     $0.41       $0.69         529,033
          2008...............     $0.97       $0.41         322,291
          2007...............     $1.00(i)    $0.97          41,100

1.85% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.92       $1.24         257,466
          2012...............     $0.85       $0.92          93,567
          2011...............     $0.89       $0.85          68,729
          2010...............     $0.74       $0.89          67,503
          2009...............     $0.57       $0.74              --
          2008...............     $0.96       $0.57              --
          2007...............     $1.00(i)    $0.96              --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.37       $1.74         210,409
          2012...............     $1.22       $1.37         175,190
          2011...............     $1.26       $1.22         107,504
          2010...............     $1.18       $1.26          94,205
          2009...............     $0.83       $1.18         116,030
          2008...............     $1.56       $0.83         112,117
          2007...............     $1.40       $1.56          72,807
          2006...............     $1.32       $1.40          48,955
          2005...............     $1.28       $1.32          85,286
          2004...............     $0.00       $1.28          15,861
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.39       $0.38       1,778,415
          2012...............     $0.35       $0.39       1,808,604
          2011...............     $0.36       $0.35       1,891,360
          2010...............     $0.32       $0.36       2,140,367
          2009...............     $0.26       $0.32       2,437,730
          2008...............     $1.24       $0.26       1,732,983
          2007...............     $1.26       $1.24         799,017
          2006...............     $1.18       $1.26         474,142
          2005...............     $1.18       $1.18         399,019
          2004...............     $1.10       $1.18         197,729
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $2.49       $3.08       1,735,976
          2012...............     $2.09       $2.49         250,075
          2011...............     $2.30       $2.09         250,353
          2010...............     $2.05       $2.30         181,214
          2009...............     $1.50       $2.05         157,626
          2008...............     $2.68       $1.50         120,375
          2007...............     $2.42       $2.68         102,199
          2006...............     $1.91       $2.42         117,067
          2005...............     $1.69       $1.91         113,377
          2004...............     $1.47       $1.69          84,192
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.99       $1.37         576,440
          2012...............     $0.86       $0.99         206,754
          2011...............     $0.89       $0.86          89,436
          2010...............     $0.74       $0.89          66,815
          2009...............     $0.55       $0.74          57,914
          2008...............     $0.91       $0.55          59,741
          2007...............     $1.00(i)    $0.91              --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04       1,927,479
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.04       $1.02      11,006,256
          2012...............     $1.00       $1.04       6,527,515
          2011...............     $1.01       $1.00       4,424,373
          2010...............     $1.00       $1.01       1,503,971
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.12       $1.08      25,870,572
          2012...............     $1.05       $1.12      10,996,886
          2011...............     $1.03       $1.05       6,492,111
          2010...............     $1.00       $1.03       2,854,454




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.43       $1.87         753,793
          2012...............     $1.23       $1.43         116,203
          2011...............     $1.22       $1.23         102,972
          2010...............     $1.11       $1.22         101,713
          2009...............     $0.87       $1.11         100,545
          2008...............     $1.61       $0.87         101,347
          2007...............     $1.73       $1.61          96,496
          2006...............     $1.51       $1.73          76,312
          2005...............     $1.46       $1.51          61,707
          2004...............     $0.00       $1.46          10,719
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.37       $1.82         932,616
          2012...............     $1.17       $1.37          12,322
          2011...............     $1.25       $1.17          12,312
          2010...............     $1.11       $1.25           7,347
          2009...............     $0.87       $1.11           7,395
          2008...............     $1.45       $0.87           7,443
          2007...............     $0.00       $1.45           7,492
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.50       $1.89         105,578
          2012...............     $1.26       $1.50         118,220
          2011...............     $1.54       $1.26         114,326
          2010...............     $1.43       $1.54         109,083
          2009...............     $1.17       $1.43         106,284
          2008...............     $2.12       $1.17         103,273
          2007...............     $1.99       $2.12          95,570
          2006...............     $1.59       $1.99          81,912
          2005...............     $1.44       $1.59          84,259
          2004...............     $1.26       $1.44          91,840
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.55       $2.08          59,909
          2012...............     $1.35       $1.55          53,672
          2011...............     $1.45       $1.35          37,434
          2010...............     $1.24       $1.45          20,364
          2009...............     $0.96       $1.24           1,317
          2008...............     $1.59       $0.96           1,289
          2007...............     $0.00       $1.59           1,310
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.43       $2.02         354,937
          2012...............     $1.28       $1.43         156,963
          2011...............     $1.58       $1.28         178,721
          2010...............     $1.34       $1.58          98,458
          2009...............     $0.83       $1.34          45,534
          2008...............     $1.34       $0.83           5,200
          2007...............     $1.30       $1.34           5,134
          2006...............     $1.25       $1.30           5,023
          2005...............     $0.00       $1.25           4,594
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.02       $1.08       4,340,748
          2012...............     $1.00       $1.02         745,839
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03         630,305
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.15      16,763,478
          2012...............     $1.00       $1.01         995,406
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.02       $1.12       4,501,735
          2012...............     $1.00       $1.02       1,026,847

1.90% Variable Account Charge




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT (AL):
          2013...............     $1.24       $1.21         296,152
          2012...............     $1.18       $1.24         313,929
          2011...............     $1.11       $1.18         671,909
          2010...............     $1.04       $1.11         843,217
          2009...............     $0.91       $1.04         801,828
          2008...............     $1.08       $0.91         953,286
          2007...............     $1.07       $1.08       1,071,777
          2006...............     $1.04       $1.07         956,748
          2005...............     $1.04       $1.04         839,320
          2004...............     $1.01       $1.04         578,859
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT (AL):
          2013...............     $2.10       $2.73          57,777
          2012...............     $1.82       $2.10          66,497
          2011...............     $1.90       $1.82          87,978
          2010...............     $1.54       $1.90         113,607
          2009...............     $1.15       $1.54         140,235
          2008...............     $1.84       $1.15         181,974
          2007...............     $1.75       $1.84         192,670
          2006...............     $1.62       $1.75         197,988
          2005...............     $1.48       $1.62         183,859
          2004...............     $1.30       $1.48         106,863
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT (AL):
          2013...............     $1.51       $1.95          33,661
          2012...............     $1.33       $1.51          36,384
          2011...............     $1.34       $1.33          41,533
          2010...............     $1.19       $1.34          63,715
          2009...............     $0.96       $1.19          48,528
          2008...............     $1.56       $0.96          84,272
          2007...............     $1.52       $1.56         148,515
          2006...............     $1.34       $1.52         172,076
          2005...............     $1.31       $1.34         215,687
          2004...............     $1.21       $1.31         189,529
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.49       $1.46         163,184
          2012...............     $1.31       $1.49         155,770
          2011...............     $1.34       $1.31         484,058
          2010...............     $1.20       $1.34         512,262
          2009...............     $1.04       $1.20         472,999
          2008...............     $1.01       $1.04         476,418
          2007...............     $0.94       $1.01         479,747
          2006...............     $0.93       $0.94         121,278
          2005...............     $1.00(e)    $0.93          22,964
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06              --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.96       $0.95          34,291
          2012...............     $0.98       $0.96          33,634
          2011...............     $1.00       $0.98          90,666
          2010...............     $1.02       $1.00         101,240
          2009...............     $1.04       $1.02         775,622
          2008...............     $1.04       $1.04         412,854
          2007...............     $1.01       $1.04       1,040,141
          2006...............     $0.98       $1.01         135,195
          2005...............     $0.98       $0.98          52,306
          2004...............     $0.99       $0.98          59,451




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.10       $1.06         82,889
          2012...............     $1.08       $1.10         80,800
          2011...............     $1.04       $1.08        129,819
          2010...............     $0.99       $1.04        134,090
          2009...............     $0.93       $0.99        138,214
          2008...............     $1.09       $0.93        222,024
          2007...............     $1.08       $1.09        286,091
          2006...............     $1.04       $1.08        305,243
          2005...............     $1.03       $1.04        344,743
          2004...............     $1.00       $1.03        245,844
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $2.33       $2.31         59,359
          2012...............     $2.01       $2.33         48,388
          2011...............     $1.94       $2.01         93,706
          2010...............     $1.54       $1.94         99,307
          2009...............     $1.26       $1.54        100,000
          2008...............     $2.01       $1.26        163,073
          2007...............     $2.43       $2.01        226,051
          2006...............     $1.90       $2.43        231,901
          2005...............     $1.74       $1.90        257,870
          2004...............     $1.31       $1.74        195,849
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.50       $0.61             --
          2012...............     $0.45       $0.50             --
          2011...............     $0.57       $0.45             --
          2010...............     $0.56       $0.57             --
          2009...............     $0.42       $0.56             --
          2008...............     $0.92       $0.42             --
          2007...............     $1.00(i)    $0.92             --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.46       $1.95          1,123
          2012...............     $1.30       $1.46          1,773
          2011...............     $1.29       $1.30         12,869
          2010...............     $1.16       $1.29         13,252
          2009...............     $1.00       $1.16         12,871
          2008...............     $1.56       $1.00         14,586
          2007...............     $1.60       $1.56         31,443
          2006...............     $1.39       $1.60         32,539
          2005...............     $1.36       $1.39         71,549
          2004...............     $1.23       $1.36         72,410
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.36       $1.83         98,009
          2012...............     $1.22       $1.36        113,734
          2011...............     $1.23       $1.22        154,811
          2010...............     $1.08       $1.23        205,553
          2009...............     $0.82       $1.08        251,535
          2008...............     $1.43       $0.82        356,005
          2007...............     $1.21       $1.43        394,339
          2006...............     $1.28       $1.21        466,404
          2005...............     $1.27       $1.28        445,261
          2004...............     $1.17       $1.27        351,971
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.61       $2.07         91,035
          2012...............     $1.43       $1.61         71,517
          2011...............     $1.44       $1.43        147,326
          2010...............     $1.30       $1.44        143,617
          2009...............     $1.11       $1.30        153,199
          2008...............     $1.54       $1.11        145,902
          2007...............     $1.66       $1.54        154,555
          2006...............     $1.43       $1.66        154,325
          2005...............     $1.39       $1.43         69,287
          2004...............     $1.24       $1.39         31,270

1.90% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.30       $1.17         53,069
          2012...............     $1.24       $1.30         65,871
          2011...............     $1.13       $1.24        103,659
          2010...............     $1.09       $1.13        147,054
          2009...............     $1.01       $1.09        177,748
          2008...............     $1.05       $1.01          3,286
          2007...............     $1.00(i)    $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.03       $0.99             --
          2012...............     $0.99       $1.03             --
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.99       $1.26          9,784
          2012...............     $0.83       $0.99             --
          2011...............     $1.00       $0.83             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.88       $1.11          3,328
          2012...............     $0.76       $0.88             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.00       $1.28          6,795
          2012...............     $0.86       $1.00          3,792
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.04       $1.36             --
          2012...............     $0.90       $1.04             --
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.90       $1.07         16,251
          2012...............     $0.78       $0.90          2,123
          2011...............     $1.00       $0.78             --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.94       $1.02         13,915
          2012...............     $0.81       $0.94             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.05       $1.00             --
          2012...............     $1.05       $1.05             --
          2011...............     $1.00       $1.05             --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.87       $2.41         61,861
          2012...............     $1.64       $1.87         63,305
          2011...............     $1.72       $1.64        107,453
          2010...............     $1.50       $1.72        108,996
          2009...............     $1.13       $1.50        113,459
          2008...............     $2.01       $1.13        174,525
          2007...............     $1.75       $2.01        266,277
          2006...............     $1.60       $1.75        270,330
          2005...............     $1.40       $1.60        270,910
          2004...............     $1.24       $1.40        179,347
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.52       $1.90        130,728
          2012...............     $1.32       $1.52        156,184
          2011...............     $1.34       $1.32        238,234
          2010...............     $1.19       $1.34        308,840
          2009...............     $0.93       $1.19        364,352
          2008...............     $1.66       $0.93        434,617
          2007...............     $1.67       $1.66        444,805
          2006...............     $1.42       $1.67        480,113
          2005...............     $1.37       $1.42        482,533
          2004...............     $1.25       $1.37        423,208




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.29       $1.34             --
          2012...............     $1.15       $1.29         89,411
          2011...............     $1.13       $1.15         57,790
          2010...............     $1.02       $1.13         65,638
          2009...............     $0.72       $1.02         28,398
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(i)    $0.98             --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $2.47       $3.30         26,507
          2012...............     $2.20       $2.47         29,432
          2011...............     $2.52       $2.20         86,805
          2010...............     $1.99       $2.52         87,270
          2009...............     $1.45       $1.99         77,451
          2008...............     $2.46       $1.45         95,618
          2007...............     $2.17       $2.46        157,553
          2006...............     $1.97       $2.17        151,555
          2005...............     $1.70       $1.97        143,613
          2004...............     $1.39       $1.70         98,497
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.36       $1.72         17,956
          2012...............     $1.24       $1.36         18,865
          2011...............     $1.28       $1.24         28,499
          2010...............     $1.17       $1.28         28,710
          2009...............     $0.92       $1.17         26,457
          2008...............     $1.43       $0.92         27,594
          2007...............     $1.37       $1.43         26,078
          2006...............     $1.26       $1.37         34,340
          2005...............     $1.27       $1.26         34,138
          2004...............     $1.20       $1.27         33,559
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.53       $1.93         26,642
          2012...............     $1.37       $1.53         32,300
          2011...............     $1.41       $1.37         91,252
          2010...............     $1.29       $1.41         93,608
          2009...............     $1.04       $1.29         97,170
          2008...............     $1.69       $1.04        113,237
          2007...............     $1.66       $1.69        135,856
          2006...............     $1.43       $1.66         93,333
          2005...............     $1.32       $1.43         70,543
          2004...............     $1.19       $1.32         28,953
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.04       $1.40         49,028
          2012...............     $0.90       $1.04         27,099
          2011...............     $0.95       $0.90         28,328
          2010...............     $0.76       $0.95         29,674
          2009...............     $0.60       $0.76             --
          2008...............     $0.91       $0.60             --
          2007...............     $1.00(i)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.74       $2.35          8,887
          2012...............     $1.60       $1.74         10,030
          2011...............     $1.71       $1.60         13,653
          2010...............     $1.37       $1.71         14,386
          2009...............     $0.97       $1.37         15,761
          2008...............     $1.72       $0.97         17,352
          2007...............     $1.57       $1.72         18,431
          2006...............     $1.48       $1.57         18,536
          2005...............     $1.44       $1.48         23,893
          2004...............     $1.31       $1.44         54,549

1.90% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.91       $2.83         27,261
          2012...............     $2.62       $2.91         28,606
          2011...............     $3.18       $2.62         69,110
          2010...............     $2.75       $3.18         75,477
          2009...............     $1.63       $2.75         86,867
          2008...............     $3.51       $1.63         84,552
          2007...............     $2.77       $3.51         94,405
          2006...............     $2.21       $2.77         49,897
          2005...............     $1.77       $2.21         34,237
          2004...............     $1.44       $1.77         21,915
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.07       $1.05         23,310
          2012...............     $1.06       $1.07          4,181
          2011...............     $1.02       $1.06         36,641
          2010...............     $1.00       $1.02         16,023
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.04             --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.86       $1.00             --
          2012...............     $0.77       $0.86             --
          2011...............     $0.82       $0.77             --
          2010...............     $0.72       $0.82             --
          2009...............     $0.58       $0.72             --
          2008...............     $0.94       $0.58             --
          2007...............     $1.00(i)    $0.94             --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.98       $1.08             --
          2012...............     $0.90       $0.98             --
          2011...............     $0.93       $0.90             --
          2010...............     $0.84       $0.93             --
          2009...............     $0.72       $0.84             --
          2008...............     $0.97       $0.72             --
          2007...............     $1.00(i)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.08       $1.08             --
          2012...............     $1.04       $1.08             --
          2011...............     $1.03       $1.04             --
          2010...............     $0.98       $1.03             --
          2009...............     $0.93       $0.98             --
          2008...............     $1.01       $0.93         27,298
          2007...............     $1.00(i)    $1.01             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.91       $1.04         74,765
          2012...............     $0.82       $0.91         75,289
          2011...............     $0.87       $0.82         75,819
          2010...............     $0.77       $0.87         76,351
          2009...............     $0.64       $0.77             --
          2008...............     $0.95       $0.64             --
          2007...............     $1.00(i)    $0.95             --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.03       $1.08        107,862
          2012...............     $0.97       $1.03        108,620
          2011...............     $0.98       $0.97        109,386
          2010...............     $0.91       $0.98        110,152
          2009...............     $0.82       $0.91        110,924
          2008...............     $1.00       $0.82        628,214
          2007...............     $1.00(i)    $0.99         45,142




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.46       $2.01        17,394
          2012...............     $1.32       $1.46        19,687
          2011...............     $1.43       $1.32            --
          2010...............     $1.22       $1.43            --
          2009...............     $0.75       $1.22            --
          2008...............     $1.51       $0.75            --
          2007...............     $1.00(i)    $1.51            --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.01       $1.33            --
          2012...............     $0.88       $1.01            --
          2011...............     $0.89       $0.88            --
          2010...............     $0.74       $0.89            --
          2009...............     $0.54       $0.74            --
          2008...............     $0.95       $0.54            --
          2007...............     $1.00(i)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.62       $2.15        27,689
          2012...............     $1.39       $1.62         5,833
          2011...............     $1.44       $1.39         9,616
          2010...............     $1.27       $1.44         9,740
          2009...............     $1.01       $1.27        10,014
          2008...............     $1.60       $1.01        10,516
          2007...............     $1.67       $1.60        43,505
          2006...............     $1.47       $1.67        53,416
          2005...............     $1.44       $1.47        76,444
          2004...............     $1.25       $1.44        30,368
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.51       $1.90            --
          2012...............     $1.35       $1.51            --
          2011...............     $1.38       $1.35            --
          2010...............     $1.29       $1.38            --
          2009...............     $1.03       $1.29            --
          2008...............     $1.50       $1.03            --
          2007...............     $1.00(i)    $1.50            --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.17       $1.43            --
          2012...............     $1.06       $1.17        67,745
          2011...............     $1.10       $1.06        71,244
          2010...............     $1.04       $1.10            --
          2009...............     $0.79       $1.04            --
          2008...............     $1.31       $0.79            --
          2007...............     $1.31       $1.31            --
          2006...............     $1.21       $1.31        33,595
          2005...............     $1.18       $1.21        39,974
          2004...............     $1.12       $1.18        79,639
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.64       $2.15         6,545
          2012...............     $1.46       $1.64         7,454
          2011...............     $1.52       $1.46         7,893
          2010...............     $1.38       $1.52         7,739
          2009...............     $1.14       $1.38         7,441
          2008...............     $1.71       $1.14         7,918
          2007...............     $1.70       $1.71         7,161
          2006...............     $1.49       $1.70        14,290
          2005...............     $1.39       $1.49        12,038
          2004...............     $0.00       $1.39         7,852
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $1.00       $1.35        17,768
          2012...............     $0.90       $1.00            --
          2011...............     $0.92       $0.90         6,733
          2010...............     $0.74       $0.92         6,780
          2009...............     $0.62       $0.74         6,828
          2008...............     $0.92       $0.62            --
          2007...............     $1.00(i)    $0.92            --

1.90% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.42       $2.97         89,306
          2012...............     $2.07       $2.42        133,475
          2011...............     $2.27       $2.07        366,992
          2010...............     $2.13       $2.27        500,011
          2009...............     $1.74       $2.13        466,065
          2008...............     $2.38       $1.74        425,982
          2007...............     $1.69       $2.38        458,638
          2006...............     $1.43       $1.69        130,919
          2005...............     $1.17       $1.43        115,426
          2004...............     $0.00       $1.17          4,960
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.57       $1.90         30,275
          2012...............     $1.43       $1.57         97,854
          2011...............     $1.41       $1.43        168,847
          2010...............     $1.23       $1.41         86,497
          2009...............     $1.10       $1.23         92,857
          2008...............     $1.42       $1.10        105,699
          2007...............     $1.28       $1.42        113,525
          2006...............     $1.17       $1.28        103,516
          2005...............     $1.14       $1.17        145,418
          2004...............     $1.06       $1.14        139,394
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.72       $2.25          9,756
          2012...............     $1.48       $1.72             --
          2011...............     $1.48       $1.48             --
          2010...............     $1.25       $1.48             --
          2009...............     $1.03       $1.25             --
          2008...............     $1.60       $1.03             --
          2007...............     $1.00(i)    $1.60             --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.23       $1.30         52,171
          2012...............     $1.23       $1.23         57,298
          2011...............     $1.60       $1.23        150,878
          2010...............     $1.39       $1.60        183,587
          2009...............     $0.82       $1.39        144,022
          2008...............     $2.16       $0.82        128,552
          2007...............     $1.53       $2.16        143,347
          2006...............     $1.24       $1.53         63,183
          2005...............     $1.00(e)    $1.24         43,700
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.43       $1.91        121,276
          2012...............     $1.29       $1.43        104,611
          2011...............     $1.29       $1.29        223,501
          2010...............     $1.17       $1.29        244,791
          2009...............     $0.94       $1.17        273,275
          2008...............     $1.50       $0.94        276,322
          2007...............     $1.21       $1.50        323,995
          2006...............     $1.18       $1.21        192,984
          2005...............     $1.08       $1.18        131,730
          2004...............     $1.06       $1.08         89,533
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03          5,867
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $2.04       $2.50        146,761
          2012...............     $1.84       $2.04        135,782
          2011...............     $2.17       $1.84        251,217
          2010...............     $1.94       $2.17        250,736
          2009...............     $1.44       $1.94        282,876
          2008...............     $2.55       $1.44        315,203
          2007...............     $2.37       $2.55        363,838
          2006...............     $1.86       $2.37        306,069
          2005...............     $1.71       $1.86        289,561
          2004...............     $1.42       $1.71        184,398




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.70       $1.99         51,986
          2012...............     $1.47       $1.70         27,456
          2011...............     $1.62       $1.47         28,509
          2010...............     $1.44       $1.62         29,295
          2009...............     $1.15       $1.44         30,512
          2008...............     $2.03       $1.15         31,915
          2007...............     $1.71       $2.03         36,078
          2006...............     $1.44       $1.71         61,822
          2005...............     $1.26       $1.44         74,300
          2004...............     $1.13       $1.26         92,921
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $2.12       $3.27            770
          2012...............     $1.93       $2.12            837
          2011...............     $2.12       $1.93            847
          2010...............     $1.53       $2.12          1,014
          2009...............     $1.11       $1.53          1,047
          2008...............     $2.17       $1.11          3,199
          2007...............     $2.08       $2.17          3,092
          2006...............     $1.88       $2.08          3,062
          2005...............     $1.59       $1.88         13,479
          2004...............     $0.00       $1.59          6,572
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.78       $2.27         26,951
          2012...............     $1.60       $1.78             --
          2011...............     $1.64       $1.60          2,657
          2010...............     $1.27       $1.64             --
          2009...............     $0.88       $1.27             --
          2008...............     $1.41       $0.88             --
          2007...............     $1.00(i)    $1.41             --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.05             --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05             --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.18       $3.35         18,220
          2012...............     $1.74       $2.18         45,193
          2011...............     $1.88       $1.74        128,650
          2010...............     $1.70       $1.88        113,541
          2009...............     $1.21       $1.70        115,883
          2008...............     $1.86       $1.21        126,732
          2007...............     $1.52       $1.86        141,521
          2006...............     $1.44       $1.52         39,586
          2005...............     $1.25       $1.44         46,820
          2004...............     $0.00       $1.25         10,091
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.38       $1.95          9,816
          2012...............     $1.34       $1.38         10,318
          2011...............     $1.53       $1.34         19,764
          2010...............     $1.21       $1.53         21,367
          2009...............     $0.92       $1.21         21,778
          2008...............     $1.53       $0.92         25,553
          2007...............     $1.38       $1.53         62,517
          2006...............     $1.34       $1.38         73,853
          2005...............     $1.21       $1.34         94,965
          2004...............     $1.08       $1.21         61,690

1.90% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $2.07       $2.71         29,806
          2012...............     $1.78       $2.07         33,608
          2011...............     $2.08       $1.78         43,449
          2010...............     $1.67       $2.08         45,303
          2009...............     $1.32       $1.67         56,032
          2008...............     $1.82       $1.32         94,941
          2007...............     $1.94       $1.82        107,680
          2006...............     $1.69       $1.94        116,068
          2005...............     $1.65       $1.69        111,166
          2004...............     $1.47       $1.65         46,336
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.45       $1.92         18,796
          2012...............     $1.24       $1.45         18,928
          2011...............     $1.36       $1.24        102,591
          2010...............     $1.17       $1.36        114,789
          2009...............     $0.94       $1.17        118,918
          2008...............     $1.45       $0.94        119,754
          2007...............     $1.45       $1.45        120,598
          2006...............     $1.27       $1.45         19,129
          2005...............     $1.23       $1.27         29,194
          2004...............     $1.10       $1.23         43,191
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.71       $2.01             --
          2012...............     $1.53       $1.71         45,650
          2011...............     $1.54       $1.53         65,664
          2010...............     $1.45       $1.54        179,132
          2009...............     $1.18       $1.45         15,383
          2008...............     $1.43       $1.18             --
          2007...............     $1.32       $1.43             --
          2006...............     $1.22       $1.32             --
          2005...............     $1.16       $1.22          2,585
          2004...............     $1.09       $1.16          4,819
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.94       $2.49         31,459
          2012...............     $1.59       $1.94         79,202
          2011...............     $1.74       $1.59        205,823
          2010...............     $1.67       $1.74        181,726
          2009...............     $1.17       $1.67        190,280
          2008...............     $2.13       $1.17        191,942
          2007...............     $1.59       $2.13        206,145
          2006...............     $1.49       $1.59          7,872
          2005...............     $0.00       $1.49          8,456
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.74       $3.08         62,540
          2012...............     $2.47       $2.74         67,544
          2011...............     $3.72       $2.47         71,731
          2010...............     $3.03       $3.72         72,011
          2009...............     $1.73       $3.03        115,812
          2008...............     $3.68       $1.73         98,782
          2007...............     $2.93       $3.68        111,825
          2006...............     $2.04       $2.93         99,237
          2005...............     $1.57       $2.04         63,043
          2004...............     $1.35       $1.57         13,345
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.02       $1.26         29,393
          2012...............     $0.94       $1.02             --
          2011...............     $0.99       $0.94             --
          2010...............     $0.87       $0.99             --
          2009...............     $0.67       $0.87             --
          2008...............     $0.95       $0.67             --
          2007...............     $1.00(i)    $0.95             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.50       $1.92         35,907
          2012...............     $1.31       $1.50          9,861
          2011...............     $1.33       $1.31         10,691
          2010...............     $1.21       $1.33          8,920
          2009...............     $0.89       $1.21         13,543
          2008...............     $1.43       $0.89         35,814
          2007...............     $1.32       $1.43          5,321
          2006...............     $1.25       $1.32             --
          2005...............     $1.22       $1.25             --
          2004...............     $1.14       $1.22          2,114
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.36       $1.83             --
          2012...............     $1.19       $1.36             --
          2011...............     $1.29       $1.19             --
          2010...............     $1.02       $1.29             --
          2009...............     $0.74       $1.02             --
          2008...............     $1.55       $0.74             --
          2007...............     $1.00(i)    $1.55             --
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $2.00       $2.77          4,896
          2012...............     $1.68       $2.00          6,820
          2011...............     $1.92       $1.68         13,855
          2010...............     $1.44       $1.92         28,996
          2009...............     $0.90       $1.44         39,425
          2008...............     $1.51       $0.90         53,887
          2007...............     $1.51       $1.51         59,035
          2006...............     $1.36       $1.51         84,155
          2005...............     $1.32       $1.36         98,797
          2004...............     $1.27       $1.32        100,007
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.72       $2.29         62,205
          2012...............     $1.51       $1.72         33,074
          2011...............     $1.55       $1.51         48,679
          2010...............     $1.42       $1.55         50,358
          2009...............     $1.18       $1.42         56,558
          2008...............     $1.79       $1.18         71,860
          2007...............     $1.70       $1.79         20,047
          2006...............     $1.43       $1.70         12,419
          2005...............     $1.37       $1.43         12,990
          2004...............     $1.22       $1.37         11,479
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.75       $0.73         35,072
          2012...............     $0.64       $0.75         16,438
          2011...............     $0.80       $0.64         16,553
          2010...............     $0.68       $0.80         16,669
          2009...............     $0.41       $0.68         45,204
          2008...............     $1.00       $0.41         16,904
          2007...............     $1.00(i)    $0.97         70,193
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.92       $1.24             --
          2012...............     $0.84       $0.92             --
          2011...............     $0.89       $0.84             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.57       $0.74             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(i)    $0.96             --

1.90% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.36       $1.73             --
          2012...............     $1.22       $1.36             --
          2011...............     $1.26       $1.22          2,841
          2010...............     $1.18       $1.26          2,747
          2009...............     $0.83       $1.18          2,809
          2008...............     $1.56       $0.83          2,593
          2007...............     $1.40       $1.56          2,454
          2006...............     $1.32       $1.40         22,668
          2005...............     $1.28       $1.32         26,724
          2004...............     $1.23       $1.28         28,078
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.39       $0.38        186,457
          2012...............     $0.34       $0.39        183,495
          2011...............     $0.36       $0.34        264,636
          2010...............     $0.32       $0.36        272,143
          2009...............     $0.26       $0.32        309,698
          2008...............     $1.23       $0.26        178,495
          2007...............     $1.26       $1.23        146,405
          2006...............     $1.18       $1.26        179,449
          2005...............     $1.18       $1.18        116,116
          2004...............     $1.10       $1.18        100,580
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $2.48       $3.06          2,538
          2012...............     $2.08       $2.48             --
          2011...............     $2.29       $2.08             --
          2010...............     $2.04       $2.29             --
          2009...............     $1.49       $2.04             --
          2008...............     $2.68       $1.49             --
          2007...............     $2.68       $2.68             --
          2006...............     $1.90       $2.68             --
          2005...............     $1.69       $1.90            979
          2004...............     $1.47       $1.69         10,360
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.99       $1.36             --
          2012...............     $0.86       $0.99             --
          2011...............     $0.89       $0.86             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.55       $0.74             --
          2008...............     $0.91       $0.55             --
          2007...............     $1.00(i)    $0.91             --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04             --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.04       $1.02         61,782
          2012...............     $1.00       $1.04         50,526
          2011...............     $1.01       $1.00         81,238
          2010...............     $1.00       $1.01         48,214
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.12       $1.08        100,751
          2012...............     $1.04       $1.12         63,075
          2011...............     $1.00       $1.04         96,708




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.43       $1.86         13,578
          2012...............     $1.22       $1.43             --
          2011...............     $1.22       $1.22             --
          2010...............     $1.10       $1.22             --
          2009...............     $0.87       $1.10             --
          2008...............     $1.61       $0.87             --
          2007...............     $1.51       $1.61             --
          2006...............     $1.72       $1.51             --
          2005...............     $1.46       $1.72             --
          2004...............     $1.29       $1.46         23,398
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.36       $1.81         10,078
          2012...............     $1.16       $1.36         10,149
          2011...............     $1.24       $1.16         10,221
          2010...............     $1.11       $1.24         10,292
          2009...............     $0.87       $1.11         10,364
          2008...............     $1.45       $0.87         10,437
          2007...............     $1.57       $1.45         19,077
          2006...............     $1.38       $1.57         18,823
          2005...............     $1.34       $1.38         19,349
          2004...............     $1.23       $1.34         19,578
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.50       $1.88         12,859
          2012...............     $1.25       $1.50         13,509
          2011...............     $1.53       $1.25         21,108
          2010...............     $1.42       $1.53         37,174
          2009...............     $1.16       $1.42         38,239
          2008...............     $2.11       $1.16         45,233
          2007...............     $1.99       $2.11         47,008
          2006...............     $1.59       $1.99         65,763
          2005...............     $1.44       $1.59         90,289
          2004...............     $1.26       $1.44        110,744
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.55       $2.07          5,946
          2012...............     $1.35       $1.55          6,576
          2011...............     $1.45       $1.35          6,890
          2010...............     $1.23       $1.45          7,576
          2009...............     $0.95       $1.23          7,656
          2008...............     $1.58       $0.95          7,285
          2007...............     $0.00       $1.58          7,403
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.43       $2.01             --
          2012...............     $1.27       $1.43             --
          2011...............     $1.58       $1.27             --
          2010...............     $1.33       $1.58             --
          2009...............     $0.83       $1.33             --
          2008...............     $1.34       $0.83             --
          2007...............     $1.29       $1.34             --
          2006...............     $1.25       $1.29             --
          2005...............     $1.21       $1.25             --
          2004...............     $1.17       $1.21          2,093
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.02       $1.08             --
          2012...............     $1.00       $1.02             --
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03             --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.15             --
          2012...............     $1.00       $1.01             --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.02       $1.12             --
          2012...............     $1.00       $1.02             --

1.95% Variable Account Charge




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.24       $1.21        172,722
          2012...............     $1.18       $1.24        277,671
          2011...............     $1.11       $1.18        369,313
          2010...............     $1.04       $1.11        391,376
          2009...............     $0.92       $1.04        385,615
          2008...............     $1.08       $0.92        517,851
          2007...............     $1.08       $1.08        504,633
          2006...............     $1.05       $1.08        479,804
          2005...............     $1.04       $1.05        964,165
          2004...............     $0.00       $1.04        692,800
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.71       $2.23         17,524
          2012...............     $1.49       $1.71         39,270
          2011...............     $1.55       $1.49         49,311
          2010...............     $1.26       $1.55         71,247
          2009...............     $0.94       $1.26         77,555
          2008...............     $1.51       $0.94         83,622
          2007...............     $1.43       $1.51         76,584
          2006...............     $1.33       $1.43         91,541
          2005...............     $1.21       $1.33        192,552
          2004...............     $1.07       $1.21        173,162
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.32       $1.71            992
          2012...............     $1.17       $1.32          4,025
          2011...............     $1.17       $1.17          4,493
          2010...............     $1.04       $1.17          5,132
          2009...............     $0.85       $1.04          5,252
          2008...............     $1.37       $0.85         12,931
          2007...............     $1.33       $1.37         13,719
          2006...............     $1.18       $1.33         32,510
          2005...............     $1.15       $1.18         35,204
          2004...............     $1.06       $1.15         48,517
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.49       $1.46         67,838
          2012...............     $1.30       $1.49         48,574
          2011...............     $1.33       $1.30         53,840
          2010...............     $1.19       $1.33         21,084
          2009...............     $1.04       $1.19         19,293
          2008...............     $1.01       $1.04         29,968
          2007...............     $0.94       $1.01         12,568
          2006...............     $0.00       $0.94         52,110
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06         35,464
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.97       $0.95         17,643
          2012...............     $0.98       $0.97         65,636
          2011...............     $1.00       $0.98         68,960
          2010...............     $1.02       $1.00         78,129
          2009...............     $1.04       $1.02         71,019
          2008...............     $1.04       $1.04        216,569
          2007...............     $1.01       $1.04         97,133
          2006...............     $0.99       $1.01        152,688
          2005...............     $0.99       $0.99        272,140
          2004...............     $0.00       $0.99        184,738
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.10       $1.06        193,091
          2012...............     $1.08       $1.10        174,767
          2011...............     $1.03       $1.08        183,851
          2010...............     $0.99       $1.03        179,494
          2009...............     $0.93       $0.99        171,942
          2008...............     $1.09       $0.93        107,465
          2007...............     $1.08       $1.09        226,116
          2006...............     $1.04       $1.08        235,791
          2005...............     $1.03       $1.04        205,963
          2004...............     $1.01       $1.03        130,711




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.88       $1.87         62,405
          2012...............     $1.63       $1.88         64,335
          2011...............     $1.58       $1.63         95,464
          2010...............     $1.25       $1.58        112,503
          2009...............     $1.02       $1.25        128,349
          2008...............     $1.63       $1.02        152,951
          2007...............     $1.98       $1.63        134,493
          2006...............     $1.54       $1.98        170,059
          2005...............     $1.42       $1.54        233,007
          2004...............     $1.07       $1.42        204,146
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.50       $0.60             --
          2012...............     $0.45       $0.50             --
          2011...............     $0.57       $0.45             --
          2010...............     $0.56       $0.57             --
          2009...............     $0.42       $0.56             --
          2008...............     $1.00       $0.42             --
          2007...............     $1.00(i)    $0.92        102,625
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.27       $1.68          5,076
          2012...............     $1.13       $1.27          6,090
          2011...............     $1.12       $1.13          6,755
          2010...............     $1.00       $1.12         12,548
          2009...............     $0.87       $1.00         12,938
          2008...............     $1.35       $0.87         18,314
          2007...............     $1.39       $1.35         16,086
          2006...............     $1.21       $1.39         12,498
          2005...............     $1.18       $1.21         29,132
          2004...............     $1.07       $1.18         29,035
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.19       $1.59         30,308
          2012...............     $1.06       $1.19         93,286
          2011...............     $1.07       $1.06        133,334
          2010...............     $0.95       $1.07        172,383
          2009...............     $0.72       $0.95        180,720
          2008...............     $1.25       $0.72        201,151
          2007...............     $1.06       $1.25        203,486
          2006...............     $1.12       $1.06        226,185
          2005...............     $1.12       $1.12        656,202
          2004...............     $0.00       $1.12        609,658
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.40       $1.81         49,877
          2012...............     $1.25       $1.40         72,350
          2011...............     $1.26       $1.25         78,220
          2010...............     $1.14       $1.26         86,863
          2009...............     $0.97       $1.14         87,061
          2008...............     $1.35       $0.97         88,782
          2007...............     $1.45       $1.35         99,828
          2006...............     $1.25       $1.45        116,398
          2005...............     $1.22       $1.25         83,767
          2004...............     $0.00       $1.22          9,194
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.30       $1.16         20,837
          2012...............     $1.23       $1.30         17,517
          2011...............     $1.12       $1.23         11,254
          2010...............     $1.09       $1.12            598
          2009...............     $1.01       $1.09            604
          2008...............     $1.05       $1.01         19,740
          2007...............     $1.00(i)    $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.03       $0.98             --
          2012...............     $0.99       $1.03             --
          2011...............     $1.00       $0.99             --

1.95% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.99       $1.26             --
          2012...............     $0.83       $0.99             --
          2011...............     $1.00       $0.83             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/ SUB-
          ACCOUNT(AH):
          2013...............     $0.88       $1.11             --
          2012...............     $0.76       $0.88             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.00       $1.27         60,605
          2012...............     $0.86       $1.00             --
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.04       $1.36         27,177
          2012...............     $0.90       $1.04             --
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.90       $1.07             --
          2012...............     $0.78       $0.90             --
          2011...............     $1.00       $0.78             --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.94       $1.02             --
          2012...............     $0.81       $0.94             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.05       $1.00             --
          2012...............     $1.05       $1.05             --
          2011...............     $1.00       $1.05             --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.59       $2.04         71,456
          2012...............     $1.40       $1.59        122,824
          2011...............     $1.47       $1.40        134,104
          2010...............     $1.28       $1.47        166,756
          2009...............     $0.96       $1.28        176,516
          2008...............     $1.71       $0.96        181,596
          2007...............     $1.49       $1.71        185,293
          2006...............     $1.36       $1.49        184,754
          2005...............     $1.19       $1.36        152,380
          2004...............     $1.05       $1.19         91,023
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.31       $1.64        173,293
          2012...............     $1.14       $1.31        236,989
          2011...............     $1.15       $1.14        309,502
          2010...............     $1.02       $1.15        397,239
          2009...............     $0.80       $1.02        415,311
          2008...............     $1.43       $0.80        420,624
          2007...............     $1.44       $1.43        384,825
          2006...............     $1.23       $1.44        409,830
          2005...............     $1.18       $1.23        939,015
          2004...............     $1.09       $1.18        757,731
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.28       $1.33          8,688
          2012...............     $1.15       $1.28         15,731
          2011...............     $1.13       $1.15         13,011
          2010...............     $1.01       $1.13          7,714
          2009...............     $0.72       $1.01          8,268
          2008...............     $0.98       $0.72         19,773
          2007...............     $1.00(i)    $0.98             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $1.95       $2.59         57,991
          2012...............     $1.73       $1.95         70,350
          2011...............     $1.98       $1.73         69,009
          2010...............     $1.57       $1.98         69,662
          2009...............     $1.15       $1.57         76,814
          2008...............     $1.94       $1.15         84,565
          2007...............     $1.71       $1.94         90,206
          2006...............     $1.55       $1.71         94,011
          2005...............     $1.34       $1.55         97,577
          2004...............     $1.10       $1.34         73,403
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.19       $1.50         44,986
          2012...............     $1.08       $1.19         45,218
          2011...............     $1.12       $1.08         44,482
          2010...............     $1.02       $1.12         43,607
          2009...............     $0.80       $1.02         45,151
          2008...............     $1.25       $0.80         44,773
          2007...............     $1.20       $1.25         47,071
          2006...............     $1.11       $1.20         46,154
          2005...............     $1.12       $1.11         44,595
          2004...............     $0.00       $1.12          1,269
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.37       $1.73         87,255
          2012...............     $1.23       $1.37         90,416
          2011...............     $1.26       $1.23         90,240
          2010...............     $1.16       $1.26        150,260
          2009...............     $0.94       $1.16        159,060
          2008...............     $1.52       $0.94        186,566
          2007...............     $1.50       $1.52        196,101
          2006...............     $1.29       $1.50        142,188
          2005...............     $1.19       $1.29        139,821
          2004...............     $1.08       $1.19         72,126
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.04       $1.39         28,721
          2012...............     $0.90       $1.04          5,052
          2011...............     $0.95       $0.90          4,124
          2010...............     $0.76       $0.95             --
          2009...............     $0.60       $0.76             --
          2008...............     $0.91       $0.60             --
          2007...............     $1.00(i)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.39       $1.88         36,848
          2012...............     $1.28       $1.39         13,437
          2011...............     $1.37       $1.28         12,889
          2010...............     $1.10       $1.37         15,033
          2009...............     $0.78       $1.10         15,991
          2008...............     $1.38       $0.78         14,985
          2007...............     $1.26       $1.38         15,031
          2006...............     $1.19       $1.26         20,358
          2005...............     $1.15       $1.19         14,649
          2004...............     $0.00       $1.15         14,344
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.21       $2.15         20,094
          2012...............     $1.99       $2.21         26,975
          2011...............     $2.41       $1.99         27,618
          2010...............     $2.09       $2.41         19,361
          2009...............     $1.24       $2.09         20,669
          2008...............     $2.66       $1.24         18,758
          2007...............     $2.11       $2.66         30,603
          2006...............     $1.68       $2.11         48,683
          2005...............     $1.34       $1.68         28,609
          2004...............     $0.00       $1.34         12,951

1.95% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.07       $1.05        12,910
          2012...............     $1.06       $1.07        13,467
          2011...............     $1.02       $1.06         7,869
          2010...............     $1.00       $1.02            --
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.04            --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.86       $0.99            --
          2012...............     $0.77       $0.86            --
          2011...............     $0.82       $0.77            --
          2010...............     $0.72       $0.82            --
          2009...............     $0.58       $0.72            --
          2008...............     $0.94       $0.58            --
          2007...............     $1.00(i)    $0.94            --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.98       $1.08            --
          2012...............     $0.90       $0.98            --
          2011...............     $0.93       $0.90            --
          2010...............     $0.84       $0.93            --
          2009...............     $0.72       $0.84            --
          2008...............     $0.97       $0.72            --
          2007...............     $1.00(i)    $0.97            --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.08       $1.08            --
          2012...............     $1.04       $1.08            --
          2011...............     $1.03       $1.04            --
          2010...............     $0.98       $1.03            --
          2009...............     $0.93       $0.98            --
          2008...............     $1.01       $0.93            --
          2007...............     $1.00(i)    $1.01            --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.91       $1.04            --
          2012...............     $0.82       $0.91            --
          2011...............     $0.87       $0.82            --
          2010...............     $0.77       $0.87            --
          2009...............     $0.64       $0.77            --
          2008...............     $0.95       $0.64            --
          2007...............     $1.00(i)    $0.95            --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.02       $1.08            --
          2012...............     $0.97       $1.02            --
          2011...............     $0.98       $0.97            --
          2010...............     $0.91       $0.98            --
          2009...............     $0.82       $0.91            --
          2008...............     $1.00       $0.82            --
          2007...............     $1.00(i)    $0.99            --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.25       $1.72           249
          2012...............     $1.13       $1.25           251
          2011...............     $1.23       $1.13            --
          2010...............     $1.05       $1.23            --
          2009...............     $0.64       $1.05            --
          2008...............     $1.29       $0.64            --
          2007...............     $1.00(i)    $1.29            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.01       $1.33             --
          2012...............     $0.88       $1.01             --
          2011...............     $0.89       $0.88             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.54       $0.74             --
          2008...............     $0.95       $0.54             --
          2007...............     $1.00(i)    $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.39       $1.85         26,134
          2012...............     $1.19       $1.39         10,691
          2011...............     $1.24       $1.19          7,528
          2010...............     $1.09       $1.24            954
          2009...............     $0.87       $1.09            962
          2008...............     $1.38       $0.87            971
          2007...............     $1.44       $1.38            979
          2006...............     $1.26       $1.44          7,666
          2005...............     $0.00       $1.26          7,759
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.34       $1.69         28,855
          2012...............     $1.20       $1.34             --
          2011...............     $1.23       $1.20             --
          2010...............     $1.14       $1.23             --
          2009...............     $0.91       $1.14             --
          2008...............     $1.33       $0.91             --
          2007...............     $1.00(i)    $1.33             --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.08       $1.32             --
          2012...............     $0.98       $1.08             --
          2011...............     $1.02       $0.98             --
          2010...............     $0.96       $1.02          4,234
          2009...............     $0.74       $0.96          4,266
          2008...............     $1.22       $0.74          4,298
          2007...............     $1.22       $1.22          3,508
          2006...............     $1.13       $1.22          3,534
          2005...............     $1.09       $1.13          7,121
          2004...............     $1.04       $1.09          7,175
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.43       $1.87             --
          2012...............     $1.27       $1.43             --
          2011...............     $1.33       $1.27             --
          2010...............     $1.21       $1.33          6,794
          2009...............     $0.99       $1.21          6,845
          2008...............     $1.49       $0.99          6,896
          2007...............     $1.48       $1.49          6,948
          2006...............     $1.30       $1.48          6,588
          2005...............     $0.00       $1.30          6,693
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $1.00       $1.34         43,991
          2012...............     $0.90       $1.00          7,855
          2011...............     $0.92       $0.90          6,017
          2010...............     $0.73       $0.92             --
          2009...............     $0.62       $0.73             --
          2008...............     $0.92       $0.62             --
          2007...............     $1.00(i)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.41       $2.95        136,683
          2012...............     $2.06       $2.41         51,670
          2011...............     $2.26       $2.06         67,795
          2010...............     $2.12       $2.26         93,922
          2009...............     $1.73       $2.12         94,991
          2008...............     $2.38       $1.73         96,404
          2007...............     $1.68       $2.38        157,179
          2006...............     $1.43       $1.68         91,332
          2005...............     $1.17       $1.43         61,200
          2004...............     $1.05       $1.17         56,253

1.95% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.54       $1.87         15,653
          2012...............     $1.41       $1.54         14,498
          2011...............     $1.39       $1.41         15,278
          2010...............     $1.21       $1.39         38,293
          2009...............     $1.09       $1.21         39,292
          2008...............     $1.40       $1.09         60,352
          2007...............     $1.26       $1.40         59,966
          2006...............     $1.16       $1.26         60,733
          2005...............     $1.12       $1.16         58,555
          2004...............     $1.05       $1.12         54,404
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.70       $2.22         23,279
          2012...............     $1.46       $1.70             --
          2011...............     $1.47       $1.46             --
          2010...............     $1.24       $1.47             --
          2009...............     $1.02       $1.24             --
          2008...............     $1.59       $1.02             --
          2007...............     $1.42       $1.59             --
          2006...............     $0.00       $1.42         14,161
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.23       $1.30         10,328
          2012...............     $1.23       $1.23         14,690
          2011...............     $1.59       $1.23         15,046
          2010...............     $1.39       $1.59         34,967
          2009...............     $0.81       $1.39         35,494
          2008...............     $2.15       $0.81         45,396
          2007...............     $1.53       $2.15         37,719
          2006...............     $1.24       $1.53         18,471
          2005...............     $1.00(e)    $1.24          8,006
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.40       $1.87        136,924
          2012...............     $1.27       $1.40         77,191
          2011...............     $1.26       $1.27         82,557
          2010...............     $1.15       $1.26         84,430
          2009...............     $0.92       $1.15         85,730
          2008...............     $1.47       $0.92         91,714
          2007...............     $1.19       $1.47         92,126
          2006...............     $1.16       $1.19        149,986
          2005...............     $1.06       $1.16         90,696
          2004...............     $0.00       $1.06         79,232
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03         69,003
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $1.56       $1.91         45,959
          2012...............     $1.41       $1.56         97,501
          2011...............     $1.66       $1.41        129,731
          2010...............     $1.49       $1.66        174,758
          2009...............     $1.11       $1.49        185,440
          2008...............     $1.96       $1.11        190,148
          2007...............     $1.81       $1.96        225,300
          2006...............     $1.43       $1.81        221,691
          2005...............     $1.31       $1.43        421,148
          2004...............     $1.09       $1.31        368,063
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.62       $1.89         31,360
          2012...............     $1.40       $1.62          9,585
          2011...............     $1.54       $1.40          6,570
          2010...............     $1.37       $1.54             --
          2009...............     $1.10       $1.37             --
          2008...............     $1.94       $1.10             --
          2007...............     $1.00(i)    $1.94             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.52       $2.34         94,293
          2012...............     $1.38       $1.52          1,751
          2011...............     $1.52       $1.38          1,804
          2010...............     $1.10       $1.52          1,830
          2009...............     $0.79       $1.10          2,479
          2008...............     $1.55       $0.79          2,757
          2007...............     $1.49       $1.55          2,022
          2006...............     $1.35       $1.49          2,090
          2005...............     $0.00       $1.35          1,959
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.77       $2.26         19,348
          2012...............     $1.59       $1.77            543
          2011...............     $1.63       $1.59             --
          2010...............     $1.27       $1.63             --
          2009...............     $0.88       $1.27             --
          2008...............     $1.41       $0.88             --
          2007...............     $1.00(i)    $1.41             --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.05             --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05             --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.12       $3.24        159,215
          2012...............     $1.69       $2.12         34,380
          2011...............     $1.83       $1.69         47,773
          2010...............     $1.65       $1.83         50,301
          2009...............     $1.17       $1.65         53,322
          2008...............     $1.81       $1.17         68,808
          2007...............     $1.48       $1.81         65,982
          2006...............     $1.40       $1.48         69,269
          2005...............     $1.22       $1.40         25,919
          2004...............     $0.00       $1.22         28,270
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.36       $1.91        111,174
          2012...............     $1.32       $1.36         14,736
          2011...............     $1.50       $1.32         15,085
          2010...............     $1.19       $1.50         17,183
          2009...............     $0.90       $1.19         18,238
          2008...............     $1.51       $0.90         18,657
          2007...............     $1.35       $1.51         21,848
          2006...............     $1.31       $1.35         15,656
          2005...............     $1.19       $1.31         16,341
          2004...............     $0.00       $1.19         11,276
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.56       $2.04         35,068
          2012...............     $1.34       $1.56         54,055
          2011...............     $1.57       $1.34         64,225
          2010...............     $1.27       $1.57         85,557
          2009...............     $1.00       $1.27         91,202
          2008...............     $1.38       $1.00         98,232
          2007...............     $1.47       $1.38        100,414
          2006...............     $1.28       $1.47         91,414
          2005...............     $1.25       $1.28         94,270
          2004...............     $1.11       $1.25         61,084

1.95% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.41       $1.87        23,591
          2012...............     $1.21       $1.41            --
          2011...............     $1.33       $1.21           934
          2010...............     $1.14       $1.33           941
          2009...............     $0.92       $1.14           971
          2008...............     $1.42       $0.92        14,843
          2007...............     $1.42       $1.42        15,214
          2006...............     $1.24       $1.42        14,695
          2005...............     $1.21       $1.24        14,263
          2004...............     $1.08       $1.21        13,750
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.62       $1.90        17,244
          2012...............     $1.46       $1.62            --
          2011...............     $1.46       $1.46            --
          2010...............     $1.38       $1.46            --
          2009...............     $1.12       $1.38         5,333
          2008...............     $1.36       $1.12         6,500
          2007...............     $1.26       $1.36        19,104
          2006...............     $1.16       $1.26         7,806
          2005...............     $0.00       $1.16         7,931
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.73       $2.22        45,464
          2012...............     $1.42       $1.73        43,806
          2011...............     $1.56       $1.42        46,023
          2010...............     $1.49       $1.56        46,165
          2009...............     $1.04       $1.49        46,275
          2008...............     $1.91       $1.04         8,846
          2007...............     $0.00       $1.91        13,043
          2006...............     $1.33       $0.00            --
          2005...............     $0.00       $1.33        11,138
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.12       $2.38        30,230
          2012...............     $1.91       $2.12        38,238
          2011...............     $2.88       $1.91        37,231
          2010...............     $2.35       $2.88        48,860
          2009...............     $1.34       $2.35        52,651
          2008...............     $2.86       $1.34        62,001
          2007...............     $2.28       $2.86        73,584
          2006...............     $1.58       $2.28        69,344
          2005...............     $1.22       $1.58        49,707
          2004...............     $0.00       $1.22        34,146
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.02       $1.26        25,113
          2012...............     $0.94       $1.02         6,767
          2011...............     $0.99       $0.94         5,475
          2010...............     $0.87       $0.99            --
          2009...............     $0.67       $0.87            --
          2008...............     $0.95       $0.67            --
          2007...............     $1.00(i)    $0.95            --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.34       $1.71        14,681
          2012...............     $1.17       $1.34        15,125
          2011...............     $1.19       $1.17        12,713
          2010...............     $1.08       $1.19         5,168
          2009...............     $0.79       $1.08         5,183
          2008...............     $1.28       $0.79         5,206
          2007...............     $0.00       $1.28           844
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.11       $1.50            --
          2012...............     $0.98       $1.11            --
          2011...............     $1.06       $0.98            --
          2010...............     $0.84       $1.06            --
          2009...............     $0.60       $0.84            --
          2008...............     $1.27       $0.60            --
          2007...............     $1.00(i)    $1.27            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.60       $2.21          3,843
          2012...............     $1.35       $1.60          5,999
          2011...............     $1.53       $1.35          6,981
          2010...............     $1.15       $1.53          9,497
          2009...............     $0.72       $1.15         13,735
          2008...............     $1.21       $0.72         23,034
          2007...............     $1.21       $1.21         24,854
          2006...............     $1.09       $1.21         36,806
          2005...............     $1.06       $1.09        202,270
          2004...............     $0.00       $1.06        211,001
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.53       $2.04         17,133
          2012...............     $1.35       $1.53         17,616
          2011...............     $1.38       $1.35         15,455
          2010...............     $1.27       $1.38          7,386
          2009...............     $1.05       $1.27          7,373
          2008...............     $1.60       $1.05          7,403
          2007...............     $0.00       $1.60          1,135
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.75       $0.73         45,184
          2012...............     $0.64       $0.75          7,283
          2011...............     $0.80       $0.64          4,636
          2010...............     $0.68       $0.80             --
          2009...............     $0.41       $0.68             --
          2008...............     $1.00       $0.41         11,635
          2007...............     $1.00(i)    $0.97         48,606
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.91       $1.23         18,398
          2012...............     $0.84       $0.91             --
          2011...............     $0.89       $0.84             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.57       $0.74             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(i)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.17       $1.49         32,537
          2012...............     $1.05       $1.17            488
          2011...............     $1.08       $1.05            493
          2010...............     $1.01       $1.08            497
          2009...............     $0.72       $1.01            502
          2008...............     $1.34       $0.72         32,726
          2007...............     $1.20       $1.34         34,200
          2006...............     $1.14       $1.20         34,135
          2005...............     $1.11       $1.14         32,087
          2004...............     $0.00       $1.11         30,763
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.36       $0.35        227,864
          2012...............     $0.32       $0.36        294,633
          2011...............     $0.34       $0.32        351,408
          2010...............     $0.30       $0.34        400,431
          2009...............     $0.24       $0.30        426,029
          2008...............     $1.15       $0.24        281,847
          2007...............     $1.18       $1.15        159,433
          2006...............     $1.10       $1.18        156,254
          2005...............     $1.10       $1.10        356,237
          2004...............     $1.03       $1.10        300,420

1.95% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $1.80       $2.22         18,575
          2012...............     $1.51       $1.80             --
          2011...............     $1.67       $1.51             --
          2010...............     $1.48       $1.67          8,630
          2009...............     $1.09       $1.48          8,695
          2008...............     $1.95       $1.09          8,761
          2007...............     $1.76       $1.95          8,827
          2006...............     $1.39       $1.76          7,256
          2005...............     $1.23       $1.39         32,289
          2004...............     $0.00       $1.23         20,680
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.98       $1.36             --
          2012...............     $0.85       $0.98             --
          2011...............     $0.89       $0.85             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.55       $0.74             --
          2008...............     $0.91       $0.55             --
          2007...............     $1.00(i)    $0.91             --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04             --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.04       $1.02         15,226
          2012...............     $1.00       $1.04         12,932
          2011...............     $1.01       $1.00          6,574
          2010...............     $1.00       $1.01             --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.12       $1.08         37,824
          2012...............     $1.04       $1.12         25,333
          2011...............     $1.03       $1.04         31,371
          2010...............     $1.00       $1.03         16,548
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.21       $1.57         14,686
          2012...............     $1.03       $1.21         16,617
          2011...............     $1.03       $1.03         17,525
          2010...............     $0.93       $1.03         17,381
          2009...............     $0.74       $0.93         17,528
          2008...............     $1.36       $0.74             --
          2007...............     $0.00       $1.36         12,203
          2006...............     $1.28       $0.00             --
          2005...............     $0.00       $1.28         10,458
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.19       $1.59             --
          2012...............     $1.02       $1.19             --
          2011...............     $1.09       $1.02             --
          2010...............     $0.97       $1.09             --
          2009...............     $0.76       $0.97             --
          2008...............     $1.27       $0.76             --
          2007...............     $1.00(i)    $1.27             --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.27       $1.59          1,036
          2012...............     $1.06       $1.27         53,631
          2011...............     $1.30       $1.06         54,690
          2010...............     $1.21       $1.30         51,515
          2009...............     $0.99       $1.21         51,728
          2008...............     $1.80       $0.99         53,473
          2007...............     $1.69       $1.80         51,849
          2006...............     $1.35       $1.69        113,259
          2005...............     $1.23       $1.35        142,163
          2004...............     $0.00       $1.23        159,988




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.30       $1.73          1,418
          2012...............     $1.13       $1.30          1,558
          2011...............     $1.22       $1.13          1,787
          2010...............     $1.04       $1.22          2,001
          2009...............     $0.80       $1.04          2,091
          2008...............     $1.33       $0.80          2,428
          2007...............     $1.28       $1.33          3,093
          2006...............     $1.21       $1.28          3,401
          2005...............     $1.12       $1.21          3,595
          2004...............     $0.00       $1.12          3,918
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.25       $1.76        117,467
          2012...............     $1.11       $1.25             --
          2011...............     $1.38       $1.11             --
          2010...............     $1.17       $1.38             --
          2009...............     $0.73       $1.17             --
          2008...............     $1.17       $0.73             --
          2007...............     $1.00(i)    $1.17             --
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.02       $1.07             --
          2012...............     $1.00       $1.02             --
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03             --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.15             --
          2012...............     $1.00       $1.01             --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.01       $1.12             --
          2012...............     $1.00       $1.01             --



2.00% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.24       $1.20       2,642,273
          2012...............     $1.17       $1.24       2,644,846
          2011...............     $1.11       $1.17       2,822,263
          2010...............     $1.03       $1.11       3,384,835
          2009...............     $0.91       $1.03       3,184,996
          2008...............     $1.08       $0.91       2,793,183
          2007...............     $1.07       $1.08         858,243
          2006...............     $1.05       $1.07         267,099
          2005...............     $1.04       $1.05         199,526
          2004...............     $0.00       $1.04          40,891
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.70       $2.21         585,431
          2012...............     $1.48       $1.70         667,306
          2011...............     $1.55       $1.48         721,683
          2010...............     $1.25       $1.55         773,755
          2009...............     $0.94       $1.25         795,684
          2008...............     $1.51       $0.94         694,066
          2007...............     $1.43       $1.51         280,804
          2006...............     $1.33       $1.43         103,606
          2005...............     $1.21       $1.33          77,889
          2004...............     $0.00       $1.21          16,634

2.00% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.32       $1.70          23,659
          2012...............     $1.16       $1.32          13,145
          2011...............     $1.17       $1.16          18,448
          2010...............     $1.04       $1.17          14,589
          2009...............     $0.84       $1.04          14,857
          2008...............     $1.37       $0.84           6,854
          2007...............     $1.00(i)    $1.37              --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.48       $1.45         839,212
          2012...............     $1.30       $1.48         886,154
          2011...............     $1.33       $1.30         845,743
          2010...............     $1.19       $1.33         810,997
          2009...............     $1.03       $1.19         680,351
          2008...............     $1.01       $1.03         659,854
          2007...............     $0.94       $1.01         166,984
          2006...............     $0.00       $0.94           9,720
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06              --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.96       $0.94         933,971
          2012...............     $0.98       $0.96       1,275,099
          2011...............     $1.00       $0.98       1,239,613
          2010...............     $1.02       $1.00         831,907
          2009...............     $1.04       $1.02         869,342
          2008...............     $1.04       $1.04       1,667,785
          2007...............     $1.01       $1.04         182,647
          2006...............     $0.99       $1.01          26,666
          2005...............     $0.98       $0.99          20,590
          2004...............     $0.00       $0.98           6,553
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.09       $1.05         388,686
          2012...............     $1.08       $1.09         363,246
          2011...............     $1.03       $1.08         472,241
          2010...............     $0.98       $1.03         561,297
          2009...............     $0.93       $0.98         546,310
          2008...............     $1.09       $0.93         469,720
          2007...............     $1.08       $1.09         142,102
          2006...............     $1.04       $1.08          39,371
          2005...............     $1.03       $1.04          34,036
          2004...............     $0.00       $1.03          11,616
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.88       $1.86         355,590
          2012...............     $1.62       $1.88         325,993
          2011...............     $1.57       $1.62         312,954
          2010...............     $1.24       $1.57         341,437
          2009...............     $1.02       $1.24         363,679
          2008...............     $1.63       $1.02         259,099
          2007...............     $1.97       $1.63         105,952
          2006...............     $1.54       $1.97          50,693
          2005...............     $1.42       $1.54          39,811
          2004...............     $0.00       $1.42          15,104
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.50       $0.60          20,280
          2012...............     $0.45       $0.50          60,843
          2011...............     $0.57       $0.45          61,837
          2010...............     $0.55       $0.57           9,104
          2009...............     $0.42       $0.55           7,758
          2008...............     $1.00       $0.42           5,442
          2007...............     $1.00(i)    $0.92              --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04              --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.26       $1.67          13,270
          2012...............     $1.12       $1.26          25,242
          2011...............     $1.11       $1.12          16,023
          2010...............     $1.00       $1.11              --
          2009...............     $0.86       $1.00              --
          2008...............     $1.35       $0.86              --
          2007...............     $1.00(i)    $1.35              --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.18       $1.58         118,808
          2012...............     $1.06       $1.18         138,667
          2011...............     $1.07       $1.06         137,418
          2010...............     $0.94       $1.07         156,847
          2009...............     $0.72       $0.94         178,737
          2008...............     $1.25       $0.72         210,206
          2007...............     $1.06       $1.25         218,781
          2006...............     $1.11       $1.06         219,107
          2005...............     $1.12       $1.11         163,451
          2004...............     $0.00       $1.12          52,734
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.40       $1.80         502,605
          2012...............     $1.24       $1.40         551,906
          2011...............     $1.26       $1.24         392,876
          2010...............     $1.13       $1.26         281,498
          2009...............     $0.97       $1.13         187,074
          2008...............     $1.35       $0.97          80,254
          2007...............     $1.45       $1.35         100,708
          2006...............     $1.25       $1.45          98,098
          2005...............     $0.00       $1.25          65,891
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.29       $1.16       1,519,428
          2012...............     $1.23       $1.29       1,463,532
          2011...............     $1.12       $1.23         993,641
          2010...............     $1.09       $1.12         612,509
          2009...............     $1.01       $1.09         458,599
          2008...............     $1.05       $1.01          20,579
          2007...............     $1.00(i)    $1.05              --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.03       $0.98           4,413
          2012...............     $0.99       $1.03           9,411
          2011...............     $1.00       $0.99              --
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.99       $1.26          16,322
          2012...............     $0.83       $0.99              --
          2011...............     $1.00       $0.83           9,972
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM
          /SUB-ACCOUNT(AH):
          2013...............     $0.88       $1.11           5,782
          2012...............     $0.76       $0.88           6,554
          2011...............     $1.00       $0.76           6,964
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.00       $1.27         319,573
          2012...............     $0.86       $1.00          62,604
          2011...............     $1.00       $0.86          49,418
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.04       $1.36          81,888
          2012...............     $0.90       $1.04          78,275
          2011...............     $1.00       $0.90           4,613
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.90       $1.07          21,818
          2012...............     $0.78       $0.90          23,113
          2011...............     $1.00       $0.78          15,553
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.94       $1.02          26,035
          2012...............     $0.81       $0.94          16,699
          2011...............     $1.00       $0.81          22,191

2.00% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.05       $1.00         33,995
          2012...............     $1.05       $1.05         32,283
          2011...............     $1.00       $1.05         22,899
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.58       $2.03        270,987
          2012...............     $1.39       $1.58        151,135
          2011...............     $1.46       $1.39         74,062
          2010...............     $1.27       $1.46         74,185
          2009...............     $0.96       $1.27         46,123
          2008...............     $1.71       $0.96         26,488
          2007...............     $1.49       $1.71         22,612
          2006...............     $1.36       $1.49          9,676
          2005...............     $1.19       $1.36          9,499
          2004...............     $0.00       $1.19          3,440
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.30       $1.63        643,217
          2012...............     $1.13       $1.30        518,744
          2011...............     $1.15       $1.13        727,892
          2010...............     $1.02       $1.15        888,575
          2009...............     $0.80       $1.02        978,150
          2008...............     $1.43       $0.80        896,056
          2007...............     $1.44       $1.43        354,662
          2006...............     $1.22       $1.44        198,010
          2005...............     $1.18       $1.22        165,745
          2004...............     $0.00       $1.18         71,115
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.28       $1.33        775,497
          2012...............     $1.15       $1.28        780,590
          2011...............     $1.13       $1.15        651,643
          2010...............     $1.01       $1.13        497,058
          2009...............     $0.72       $1.01        462,667
          2008...............     $0.98       $0.72        293,705
          2007...............     $1.00(i)    $0.98             --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $1.94       $2.58         68,332
          2012...............     $1.73       $1.94         53,770
          2011...............     $1.97       $1.73         38,198
          2010...............     $1.57       $1.97         44,779
          2009...............     $1.14       $1.57         40,402
          2008...............     $1.93       $1.14         25,694
          2007...............     $1.71       $1.93          6,132
          2006...............     $1.55       $1.71          6,164
          2005...............     $1.34       $1.55          6,397
          2004...............     $0.00       $1.34          6,791
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.19       $1.50             --
          2012...............     $1.08       $1.19          9,101
          2011...............     $1.12       $1.08          9,174
          2010...............     $1.02       $1.12             --
          2009...............     $0.80       $1.02         17,687
          2008...............     $1.25       $0.80         17,804
          2007...............     $1.20       $1.25         15,446
          2006...............     $1.10       $1.20          7,317
          2005...............     $0.00       $1.10          7,375
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.37       $1.72         23,990
          2012...............     $1.22       $1.37         26,309
          2011...............     $1.26       $1.22         21,702
          2010...............     $1.16       $1.26         37,497
          2009...............     $0.93       $1.16         22,473
          2008...............     $1.52       $0.93         21,991
          2007...............     $1.50       $1.52         20,345
          2006...............     $1.29       $1.50         14,235
          2005...............     $1.19       $1.29         14,349
          2004...............     $0.00       $1.19          3,944




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.04       $1.39         279,923
          2012...............     $0.90       $1.04         339,972
          2011...............     $0.95       $0.90         330,651
          2010...............     $0.76       $0.95         368,589
          2009...............     $0.60       $0.76         342,832
          2008...............     $0.91       $0.60         181,647
          2007...............     $1.00(i)    $0.91              --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.38       $1.88          68,571
          2012...............     $1.27       $1.38          78,647
          2011...............     $1.37       $1.27          26,224
          2010...............     $1.09       $1.37          24,402
          2009...............     $0.78       $1.09          21,928
          2008...............     $1.38       $0.78           9,544
          2007...............     $1.26       $1.38           9,039
          2006...............     $1.19       $1.26           8,950
          2005...............     $1.15       $1.19           8,739
          2004...............     $0.00       $1.15           8,728
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.20       $2.13          49,887
          2012...............     $1.98       $2.20          52,001
          2011...............     $2.40       $1.98          57,783
          2010...............     $2.08       $2.40          55,741
          2009...............     $1.23       $2.08          73,611
          2008...............     $2.66       $1.23          63,665
          2007...............     $2.11       $2.66          47,354
          2006...............     $1.68       $2.11          45,866
          2005...............     $1.34       $1.68          35,979
          2004...............     $0.00       $1.34           3,789
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.07       $1.05         870,149
          2012...............     $1.06       $1.07       1,066,042
          2011...............     $1.02       $1.06         388,995
          2010...............     $1.00       $1.02          91,271
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.04         200,966
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.85       $0.99          85,742
          2012...............     $0.76       $0.85         119,905
          2011...............     $0.82       $0.76         104,635
          2010...............     $0.72       $0.82          20,488
          2009...............     $0.58       $0.72           5,114
          2008...............     $0.94       $0.58              --
          2007...............     $1.00(i)    $0.94              --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.98       $1.07         563,816
          2012...............     $0.90       $0.98       1,238,725
          2011...............     $0.93       $0.90       1,351,504
          2010...............     $0.84       $0.93       1,440,189
          2009...............     $0.72       $0.84       1,571,328
          2008...............     $0.97       $0.72         194,470
          2007...............     $1.00(i)    $0.97              --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.07       $1.08         230,818
          2012...............     $1.04       $1.07         251,633
          2011...............     $1.03       $1.04         142,440
          2010...............     $0.98       $1.03         146,329
          2009...............     $0.93       $0.98         143,123
          2008...............     $1.01       $0.93              --
          2007...............     $1.00(i)    $1.01              --

2.00% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.91       $1.03         796,145
          2012...............     $0.82       $0.91         808,562
          2011...............     $0.87       $0.82       1,447,480
          2010...............     $0.77       $0.87       1,580,537
          2009...............     $0.64       $0.77       1,590,717
          2008...............     $1.00       $0.64         281,942
          2007...............     $1.00(i)    $0.95          67,566
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.02       $1.07         955,495
          2012...............     $0.96       $1.02         991,819
          2011...............     $0.97       $0.96         604,218
          2010...............     $0.91       $0.97         548,654
          2009...............     $0.82       $0.91         655,601
          2008...............     $1.00       $0.82         531,235
          2007...............     $1.00(i)    $0.99           8,576
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.25       $1.71              --
          2012...............     $1.12       $1.25           2,169
          2011...............     $1.22       $1.12              --
          2010...............     $1.04       $1.22          20,613
          2009...............     $0.64       $1.04              --
          2008...............     $1.29       $0.64              --
          2007...............     $1.00(i)    $1.29              --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.01       $1.32         286,635
          2012...............     $0.88       $1.01          31,185
          2011...............     $0.89       $0.88          16,653
          2010...............     $0.74       $0.89              --
          2009...............     $0.54       $0.74              --
          2008...............     $0.95       $0.54              --
          2007...............     $1.00(i)    $0.95              --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.38       $1.84         314,999
          2012...............     $1.18       $1.38         309,696
          2011...............     $1.23       $1.18         170,249
          2010...............     $1.09       $1.23          50,836
          2009...............     $0.87       $1.09           8,448
          2008...............     $1.37       $0.87           8,547
          2007...............     $1.44       $1.37           7,777
          2006...............     $1.26       $1.44           7,996
          2005...............     $1.24       $1.26           7,706
          2004...............     $0.00       $1.24           7,745
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.33       $1.68           2,873
          2012...............     $1.19       $1.33           2,899
          2011...............     $1.22       $1.19           2,924
          2010...............     $1.14       $1.22           2,950
          2009...............     $0.91       $1.14           2,977
          2008...............     $1.33       $0.91           3,004
          2007...............     $1.00(i)    $1.33              --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.42       $1.86          31,837
          2012...............     $1.27       $1.42          13,906
          2011...............     $1.32       $1.27          14,309
          2010...............     $1.20       $1.32           6,505
          2009...............     $0.99       $1.20           6,557
          2008...............     $1.49       $0.99              --
          2007...............     $1.00(i)    $1.49              --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.07       $1.31          6,364
          2012...............     $0.98       $1.07          6,702
          2011...............     $1.01       $0.98          3,465
          2010...............     $0.96       $1.01          3,495
          2009...............     $0.73       $0.96          3,523
          2008...............     $1.22       $0.73            313
          2007...............     $1.00(i)    $1.22             --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $1.00       $1.34        458,062
          2012...............     $0.89       $1.00        503,399
          2011...............     $0.92       $0.89        447,763
          2010...............     $0.73       $0.92        499,675
          2009...............     $0.62       $0.73        474,705
          2008...............     $0.92       $0.62        257,103
          2007...............     $1.00(i)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.39       $2.94        239,956
          2012...............     $2.05       $2.39        239,898
          2011...............     $2.25       $2.05        205,132
          2010...............     $2.12       $2.25        191,052
          2009...............     $1.73       $2.12        199,559
          2008...............     $2.37       $1.73        154,457
          2007...............     $1.68       $2.37         29,701
          2006...............     $1.43       $1.68         16,941
          2005...............     $0.00       $1.43         10,775
          2004...............     $0.00       $0.00             --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.53       $1.86         90,401
          2012...............     $1.40       $1.53         83,852
          2011...............     $1.38       $1.40         76,143
          2010...............     $1.20       $1.38         22,531
          2009...............     $1.09       $1.20         25,240
          2008...............     $1.40       $1.09         10,573
          2007...............     $1.26       $1.40          5,381
          2006...............     $1.15       $1.26          5,339
          2005...............     $1.12       $1.15          5,182
          2004...............     $0.00       $1.12          4,599
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.69       $2.21        173,350
          2012...............     $1.46       $1.69         17,615
          2011...............     $1.46       $1.46         16,962
          2010...............     $1.23       $1.46         12,262
          2009...............     $1.01       $1.23         22,623
          2008...............     $1.59       $1.01         10,552
          2007...............     $1.00(i)    $1.59             --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.22       $1.29        107,383
          2012...............     $1.22       $1.22        125,579
          2011...............     $1.59       $1.22        118,938
          2010...............     $1.38       $1.59        116,344
          2009...............     $0.81       $1.38         91,588
          2008...............     $2.15       $0.81         99,998
          2007...............     $1.53       $2.15         44,059
          2006...............     $1.24       $1.53         53,060
          2005...............     $1.00(e)    $1.24         10,075

2.00% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.39       $1.86       1,183,548
          2012...............     $1.26       $1.39       1,159,852
          2011...............     $1.26       $1.26       1,072,829
          2010...............     $1.14       $1.26       1,156,344
          2009...............     $0.92       $1.14       1,068,932
          2008...............     $1.47       $0.92         845,299
          2007...............     $1.19       $1.47         327,443
          2006...............     $1.16       $1.19         175,299
          2005...............     $1.06       $1.16         122,733
          2004...............     $0.00       $1.06           9,713
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03           9,383
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $1.55       $1.90         765,975
          2012...............     $1.40       $1.55         853,716
          2011...............     $1.66       $1.40         748,450
          2010...............     $1.48       $1.66         728,114
          2009...............     $1.10       $1.48         686,211
          2008...............     $1.95       $1.10         564,746
          2007...............     $1.81       $1.95         213,350
          2006...............     $1.43       $1.81         122,200
          2005...............     $1.31       $1.43         100,169
          2004...............     $0.00       $1.31          28,638
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.61       $1.89         313,086
          2012...............     $1.39       $1.61         331,118
          2011...............     $1.53       $1.39         169,086
          2010...............     $1.36       $1.53          70,189
          2009...............     $1.10       $1.36          18,691
          2008...............     $1.94       $1.10           3,274
          2007...............     $1.00(i)    $1.94              --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.51       $2.33          27,270
          2012...............     $1.38       $1.51          15,875
          2011...............     $1.51       $1.38           9,223
          2010...............     $1.09       $1.51          28,083
          2009...............     $0.79       $1.09          10,255
          2008...............     $1.55       $0.79              --
          2007...............     $1.00(i)    $1.55              --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.77       $2.25         100,059
          2012...............     $1.59       $1.77         100,365
          2011...............     $1.63       $1.59          29,560
          2010...............     $1.26       $1.63          18,254
          2009...............     $0.88       $1.26           4,627
          2008...............     $1.41       $0.88           4,664
          2007...............     $1.00(i)    $1.41              --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.05              --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05              --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04              --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.11       $3.23         87,568
          2012...............     $1.68       $2.11         85,246
          2011...............     $1.82       $1.68         63,592
          2010...............     $1.65       $1.82         83,175
          2009...............     $1.17       $1.65         21,751
          2008...............     $1.80       $1.17         20,345
          2007...............     $1.48       $1.80         10,028
          2006...............     $1.40       $1.48         10,695
          2005...............     $1.22       $1.40          3,635
          2004...............     $0.00       $1.22          3,881
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.35       $1.90         50,991
          2012...............     $1.31       $1.35         52,059
          2011...............     $1.50       $1.31         59,977
          2010...............     $1.18       $1.50         59,944
          2009...............     $0.90       $1.18         60,455
          2008...............     $1.50       $0.90         70,581
          2007...............     $1.35       $1.50         31,920
          2006...............     $1.31       $1.35         16,431
          2005...............     $0.00       $1.31         10,288
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.55       $2.03        111,277
          2012...............     $1.34       $1.55        126,867
          2011...............     $1.56       $1.34        155,217
          2010...............     $1.26       $1.56        170,397
          2009...............     $1.00       $1.26        184,128
          2008...............     $1.38       $1.00        207,524
          2007...............     $1.46       $1.38        143,490
          2006...............     $1.28       $1.46         57,065
          2005...............     $1.25       $1.28         46,267
          2004...............     $0.00       $1.25         14,613
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.41       $1.86         23,125
          2012...............     $1.21       $1.41         17,863
          2011...............     $1.33       $1.21         18,359
          2010...............     $1.14       $1.33         22,101
          2009...............     $0.92       $1.14         26,765
          2008...............     $1.42       $0.92             --
          2007...............     $1.00(i)    $1.42             --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.61       $1.89        132,806
          2012...............     $1.45       $1.61        150,599
          2011...............     $1.46       $1.45        150,845
          2010...............     $1.38       $1.46         79,083
          2009...............     $1.12       $1.38         70,723
          2008...............     $1.36       $1.12          6,243
          2007...............     $1.26       $1.36          4,647
          2006...............     $1.16       $1.26          4,573
          2005...............     $1.10       $1.16          4,262
          2004...............     $0.00       $1.10          4,136
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.72       $2.21        253,389
          2012...............     $1.42       $1.72        124,210
          2011...............     $1.55       $1.42        115,283
          2010...............     $1.49       $1.55        134,649
          2009...............     $1.04       $1.49        137,467
          2008...............     $1.90       $1.04         96,752
          2007...............     $1.42       $1.90          5,207
          2006...............     $1.33       $1.42          3,968
          2005...............     $1.21       $1.33          3,642
          2004...............     $0.00       $1.21          3,687

2.00% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.11       $2.37         373,330
          2012...............     $1.90       $2.11         397,018
          2011...............     $2.87       $1.90         450,344
          2010...............     $2.34       $2.87         471,863
          2009...............     $1.33       $2.34         527,642
          2008...............     $2.85       $1.33         491,889
          2007...............     $2.27       $2.85         151,044
          2006...............     $1.58       $2.27          72,569
          2005...............     $1.22       $1.58          62,951
          2004...............     $0.00       $1.22          14,227
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.02       $1.25         326,690
          2012...............     $0.94       $1.02         347,767
          2011...............     $0.98       $0.94         272,076
          2010...............     $0.87       $0.98         303,952
          2009...............     $0.67       $0.87         282,828
          2008...............     $0.95       $0.67         159,475
          2007...............     $1.00(i)    $0.95              --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.34       $1.70         895,105
          2012...............     $1.17       $1.34         831,295
          2011...............     $1.19       $1.17         743,806
          2010...............     $1.08       $1.19         795,160
          2009...............     $0.79       $1.08         740,119
          2008...............     $1.28       $0.79         636,539
          2007...............     $0.00       $1.28         169,036
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.11       $1.49              --
          2012...............     $0.97       $1.11              --
          2011...............     $1.06       $0.97              --
          2010...............     $0.83       $1.06              --
          2009...............     $0.60       $0.83              --
          2008...............     $1.27       $0.60              --
          2007...............     $1.00(i)    $1.27              --
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.59       $2.20         149,311
          2012...............     $1.34       $1.59          19,602
          2011...............     $1.53       $1.34          18,027
          2010...............     $1.15       $1.53           5,542
          2009...............     $0.72       $1.15           9,600
          2008...............     $1.21       $0.72          12,927
          2007...............     $1.21       $1.21           5,835
          2006...............     $1.09       $1.21           5,429
          2005...............     $1.06       $1.09           5,449
          2004...............     $0.00       $1.06           3,207
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.52       $2.03       1,459,683
          2012...............     $1.34       $1.52       1,516,072
          2011...............     $1.38       $1.34       1,543,035
          2010...............     $1.26       $1.38       1,649,943
          2009...............     $1.05       $1.26       1,560,282
          2008...............     $1.59       $1.05       1,164,061
          2007...............     $0.00       $1.59         247,804
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.75       $0.73         364,609
          2012...............     $0.64       $0.75         350,032
          2011...............     $0.80       $0.64         232,965
          2010...............     $0.68       $0.80         223,181
          2009...............     $0.41       $0.68         166,570
          2008...............     $1.00       $0.41          48,859
          2007...............     $1.00(i)    $0.97              --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.91       $1.23          30,193
          2012...............     $0.84       $0.91           1,721
          2011...............     $0.89       $0.84              --
          2010...............     $0.74       $0.89           8,312
          2009...............     $0.57       $0.74              --
          2008...............     $0.96       $0.57              --
          2007...............     $1.00(i)    $0.96              --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.16       $1.48          13,336
          2012...............     $1.04       $1.16          13,845
          2011...............     $1.08       $1.04          11,348
          2010...............     $1.01       $1.08           9,885
          2009...............     $0.71       $1.01           7,509
          2008...............     $1.34       $0.71           6,458
          2007...............     $1.20       $1.34           6,899
          2006...............     $1.14       $1.20           6,498
          2005...............     $1.11       $1.14           6,351
          2004...............     $0.00       $1.11           6,249
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.36       $0.35         569,521
          2012...............     $0.32       $0.36         547,402
          2011...............     $0.33       $0.32         559,515
          2010...............     $0.30       $0.33         637,999
          2009...............     $0.24       $0.30         685,473
          2008...............     $1.15       $0.24         617,967
          2007...............     $1.18       $1.15         173,766
          2006...............     $1.10       $1.18          48,279
          2005...............     $1.10       $1.10          38,217
          2004...............     $0.00       $1.10          15,563
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $1.79       $2.21          29,348
          2012...............     $1.50       $1.79          11,810
          2011...............     $1.66       $1.50          15,739
          2010...............     $1.48       $1.66           1,799
          2009...............     $1.08       $1.48           1,813
          2008...............     $1.94       $1.08              --
          2007...............     $1.00(i)    $1.94              --
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.98       $1.35          42,579
          2012...............     $0.85       $0.98          48,404
          2011...............     $0.89       $0.85          25,937
          2010...............     $0.74       $0.89          20,191
          2009...............     $0.55       $0.74          20,389
          2008...............     $0.91       $0.55          13,011
          2007...............     $1.00(i)    $0.91              --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04              --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.04       $1.02       1,032,313
          2012...............     $1.00       $1.04       1,839,536
          2011...............     $1.01       $1.00         601,222
          2010...............     $1.00       $1.01          87,599
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.12       $1.07       1,536,190
          2012...............     $1.04       $1.12       2,554,547
          2011...............     $1.03       $1.04         840,795
          2010...............     $1.00       $1.03         261,738

2.00% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.20       $1.56         26,204
          2012...............     $1.03       $1.20         10,219
          2011...............     $1.03       $1.03         11,096
          2010...............     $0.93       $1.03          3,082
          2009...............     $0.74       $0.93          3,109
          2008...............     $1.36       $0.74          3,138
          2007...............     $1.00(i)    $1.36             --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.19       $1.58          9,606
          2012...............     $1.02       $1.19          7,832
          2011...............     $1.09       $1.02          8,471
          2010...............     $0.97       $1.09             --
          2009...............     $0.76       $0.97             --
          2008...............     $1.27       $0.76             --
          2007...............     $1.00(i)    $1.27             --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.26       $1.58          7,520
          2012...............     $1.06       $1.26          9,931
          2011...............     $1.30       $1.06         11,278
          2010...............     $1.20       $1.30         12,584
          2009...............     $0.98       $1.20         12,414
          2008...............     $1.79       $0.98         11,567
          2007...............     $1.69       $1.79         11,395
          2006...............     $1.35       $1.69          6,523
          2005...............     $1.23       $1.35          6,904
          2004...............     $0.00       $1.23          7,254
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.29       $1.72         12,832
          2012...............     $1.13       $1.29         14,380
          2011...............     $1.21       $1.13          6,890
          2010...............     $1.03       $1.21             --
          2009...............     $0.80       $1.03             --
          2008...............     $1.33       $0.80             --
          2007...............     $1.00(i)    $1.33             --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.24       $1.75         17,415
          2012...............     $1.11       $1.24         21,968
          2011...............     $1.38       $1.11         19,046
          2010...............     $1.16       $1.38          6,208
          2009...............     $0.72       $1.16             --
          2008...............     $1.17       $0.72             --
          2007...............     $1.00(i)    $1.17             --
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.02       $1.07        146,713
          2012...............     $1.00       $1.02        157,007
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03             --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.15        551,032
          2012...............     $1.00       $1.01        359,249
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.01       $1.12         87,919
          2012...............     $1.00       $1.01         91,261




2.05% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.23       $1.20         866,604
          2012...............     $1.17       $1.23         860,994
          2011...............     $1.10       $1.17         947,714
          2010...............     $1.03       $1.10       1,031,007
          2009...............     $0.91       $1.03       1,566,984
          2008...............     $1.07       $0.91       1,585,976
          2007...............     $1.07       $1.07       1,982,212
          2006...............     $1.05       $1.07       1,849,405
          2005...............     $1.04       $1.05       1,408,549
          2004...............     $1.01       $1.04         769,904
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.69       $2.20         173,157
          2012...............     $1.47       $1.69         203,098
          2011...............     $1.54       $1.47         213,969
          2010...............     $1.25       $1.54         228,021
          2009...............     $0.93       $1.25         302,767
          2008...............     $1.50       $0.93         317,515
          2007...............     $1.43       $1.50         351,451
          2006...............     $1.33       $1.43         379,134
          2005...............     $1.21       $1.33         367,971
          2004...............     $1.07       $1.21         172,585
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.31       $1.69          21,062
          2012...............     $1.16       $1.31          29,746
          2011...............     $1.16       $1.16          30,406
          2010...............     $1.04       $1.16          31,039
          2009...............     $0.84       $1.04          61,669
          2008...............     $1.37       $0.84          46,234
          2007...............     $1.33       $1.37          50,500
          2006...............     $1.18       $1.33          47,746
          2005...............     $1.15       $1.18          18,141
          2004...............     $0.00       $1.15         129,989
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.47       $1.44         325,183
          2012...............     $1.30       $1.47         324,281
          2011...............     $1.33       $1.30         337,037
          2010...............     $1.19       $1.33         145,480
          2009...............     $1.03       $1.19         153,835
          2008...............     $1.01       $1.03          97,640
          2007...............     $0.94       $1.01          77,198
          2006...............     $0.92       $0.94          50,920
          2005...............     $1.00(e)    $0.92           3,347
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06              --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.96       $0.94         291,923
          2012...............     $0.98       $0.96         311,010
          2011...............     $1.00       $0.98         380,426
          2010...............     $1.02       $1.00         276,468
          2009...............     $1.04       $1.02         301,561
          2008...............     $1.04       $1.04         218,584
          2007...............     $1.01       $1.04         211,517
          2006...............     $0.99       $1.01         210,308
          2005...............     $0.98       $0.99         238,902
          2004...............     $1.00       $0.98         107,512
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.09       $1.04          98,131
          2012...............     $1.07       $1.09          94,689
          2011...............     $1.03       $1.07         106,080
          2010...............     $0.98       $1.03         114,485
          2009...............     $0.93       $0.98         155,933
          2008...............     $1.09       $0.93         171,412
          2007...............     $1.08       $1.09         182,501
          2006...............     $1.04       $1.08         225,751
          2005...............     $1.03       $1.04         175,992
          2004...............     $1.01       $1.03         109,194

2.05% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.87       $1.85         129,377
          2012...............     $1.62       $1.87         152,061
          2011...............     $1.57       $1.62         175,542
          2010...............     $1.24       $1.57         196,752
          2009...............     $1.02       $1.24         286,497
          2008...............     $1.63       $1.02         272,073
          2007...............     $1.97       $1.63         281,682
          2006...............     $1.54       $1.97         316,069
          2005...............     $1.41       $1.54         448,716
          2004...............     $1.07       $1.41         544,533
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.50       $0.60              --
          2012...............     $0.45       $0.50              --
          2011...............     $0.57       $0.45              --
          2010...............     $0.55       $0.57          45,169
          2009...............     $0.42       $0.55          45,555
          2008...............     $1.00       $0.42          45,943
          2007...............     $1.00(i)    $0.92              --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04              --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.25       $1.66              --
          2012...............     $1.12       $1.25          14,498
          2011...............     $1.11       $1.12          15,435
          2010...............     $0.99       $1.11          16,524
          2009...............     $0.86       $0.99          16,388
          2008...............     $1.35       $0.86          15,630
          2007...............     $1.38       $1.35          27,183
          2006...............     $1.21       $1.38          30,336
          2005...............     $1.18       $1.21          24,789
          2004...............     $0.00       $1.18         129,886
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.17       $1.58         482,963
          2012...............     $1.05       $1.17         567,907
          2011...............     $1.07       $1.05         634,195
          2010...............     $0.94       $1.07         706,211
          2009...............     $0.71       $0.94         869,672
          2008...............     $1.25       $0.71         949,632
          2007...............     $1.05       $1.25       1,023,614
          2006...............     $1.11       $1.05       1,161,377
          2005...............     $1.11       $1.11       1,108,547
          2004...............     $1.03       $1.11         738,041
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.39       $1.79         122,721
          2012...............     $1.24       $1.39         135,862
          2011...............     $1.25       $1.24         134,802
          2010...............     $1.13       $1.25         152,581
          2009...............     $0.96       $1.13         175,009
          2008...............     $1.34       $0.96         174,330
          2007...............     $1.45       $1.34         231,916
          2006...............     $1.25       $1.45         250,116
          2005...............     $1.22       $1.25         207,183
          2004...............     $0.00       $1.22          87,605
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.29       $1.16         221,381
          2012...............     $1.23       $1.29         174,884
          2011...............     $1.12       $1.23         143,614
          2010...............     $1.09       $1.12         132,457
          2009...............     $1.01       $1.09         172,660
          2008...............     $1.05       $1.01          40,547
          2007...............     $1.00(i)    $1.05              --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.03       $0.98           2,094
          2012...............     $0.99       $1.03           2,112
          2011...............     $1.00       $0.99              --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.99       $1.25          13,562
          2012...............     $0.82       $0.99          21,376
          2011...............     $1.00       $0.82              --
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM
          /SUB-ACCOUNT(AH):
          2013...............     $0.88       $1.11             365
          2012...............     $0.76       $0.88             416
          2011...............     $1.00       $0.76              --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.00       $1.27          30,644
          2012...............     $0.86       $1.00              --
          2011...............     $1.00       $0.86              --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.04       $1.36          18,016
          2012...............     $0.90       $1.04           1,604
          2011...............     $1.00       $0.90              --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.90       $1.07              --
          2012...............     $0.78       $0.90              --
          2011...............     $1.00       $0.78              --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.94       $1.02             757
          2012...............     $0.81       $0.94             592
          2011...............     $1.00       $0.81              --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.05       $1.00              --
          2012...............     $1.05       $1.05              --
          2011...............     $1.00       $1.05              --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.58       $2.02          58,506
          2012...............     $1.39       $1.58          61,483
          2011...............     $1.45       $1.39          85,731
          2010...............     $1.27       $1.45         198,722
          2009...............     $0.96       $1.27         279,688
          2008...............     $1.70       $0.96         301,507
          2007...............     $1.48       $1.70         304,230
          2006...............     $1.36       $1.48         248,023
          2005...............     $1.19       $1.36         336,873
          2004...............     $1.05       $1.19         204,521
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.29       $1.62         580,350
          2012...............     $1.13       $1.29         695,636
          2011...............     $1.14       $1.13         814,875
          2010...............     $1.02       $1.14         927,888
          2009...............     $0.80       $1.02       1,058,370
          2008...............     $1.43       $0.80       1,105,658
          2007...............     $1.44       $1.43       1,122,083
          2006...............     $1.22       $1.44       1,167,526
          2005...............     $1.18       $1.22       1,174,106
          2004...............     $1.08       $1.18         702,107
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.28       $1.32          75,420
          2012...............     $1.14       $1.28          79,380
          2011...............     $1.13       $1.14          75,878
          2010...............     $1.01       $1.13          74,329
          2009...............     $0.72       $1.01          57,366
          2008...............     $0.98       $0.72          16,709
          2007...............     $1.00(i)    $0.98              --

2.05% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $1.93       $2.57         88,459
          2012...............     $1.72       $1.93         99,455
          2011...............     $1.97       $1.72        110,294
          2010...............     $1.56       $1.97         90,621
          2009...............     $1.14       $1.56        124,616
          2008...............     $1.93       $1.14        124,559
          2007...............     $1.71       $1.93        132,394
          2006...............     $1.55       $1.71        218,887
          2005...............     $1.34       $1.55        115,720
          2004...............     $1.10       $1.34        145,727
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.18       $1.49            101
          2012...............     $1.07       $1.18            104
          2011...............     $1.11       $1.07            110
          2010...............     $1.02       $1.11          7,915
          2009...............     $0.80       $1.02          8,726
          2008...............     $1.25       $0.80          9,308
          2007...............     $1.20       $1.25         15,811
          2006...............     $1.10       $1.20         35,919
          2005...............     $1.11       $1.10         35,317
          2004...............     $1.05       $1.11         30,713
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.36       $1.71          7,953
          2012...............     $1.22       $1.36          8,020
          2011...............     $1.25       $1.22          8,089
          2010...............     $1.15       $1.25         41,597
          2009...............     $0.93       $1.15         49,483
          2008...............     $1.51       $0.93         52,938
          2007...............     $1.49       $1.51         89,398
          2006...............     $1.29       $1.49        103,441
          2005...............     $1.19       $1.29        115,717
          2004...............     $0.00       $1.19         77,514
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.04       $1.38         11,353
          2012...............     $0.89       $1.04         11,609
          2011...............     $0.95       $0.89          3,602
          2010...............     $0.75       $0.95          1,780
          2009...............     $0.60       $0.75          4,078
          2008...............     $0.91       $0.60          3,981
          2007...............     $1.00(i)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.38       $1.87          5,689
          2012...............     $1.27       $1.38          9,800
          2011...............     $1.36       $1.27          9,818
          2010...............     $1.09       $1.36         10,029
          2009...............     $0.77       $1.09         10,828
          2008...............     $1.37       $0.77          6,627
          2007...............     $1.26       $1.37         14,858
          2006...............     $1.18       $1.26          7,372
          2005...............     $1.15       $1.18          7,644
          2004...............     $1.06       $1.15          6,047
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.19       $2.12        142,188
          2012...............     $1.97       $2.19        155,214
          2011...............     $2.39       $1.97        161,622
          2010...............     $2.08       $2.39        102,523
          2009...............     $1.23       $2.08        136,779
          2008...............     $2.65       $1.23        152,138
          2007...............     $2.10       $2.65        152,467
          2006...............     $1.68       $2.10        192,042
          2005...............     $1.34       $1.68        106,702
          2004...............     $1.10       $1.34         46,516




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.06       $1.05         25,926
          2012...............     $1.06       $1.06         32,976
          2011...............     $1.01       $1.06         12,788
          2010...............     $1.00       $1.01          7,085
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.04             --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.85       $0.99             --
          2012...............     $0.76       $0.85          1,873
          2011...............     $0.82       $0.76          1,892
          2010...............     $0.72       $0.82          3,635
          2009...............     $0.58       $0.72             --
          2008...............     $1.00       $0.58          2,863
          2007...............     $1.00(i)    $0.94          5,553
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.98       $1.07             --
          2012...............     $0.90       $0.98             --
          2011...............     $0.93       $0.90        120,435
          2010...............     $0.84       $0.93        242,920
          2009...............     $0.72       $0.84        244,992
          2008...............     $0.97       $0.72        234,217
          2007...............     $1.00(i)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.07       $1.07         21,439
          2012...............     $1.04       $1.07        150,766
          2011...............     $1.03       $1.04         23,128
          2010...............     $0.98       $1.03         50,470
          2009...............     $0.93       $0.98         53,274
          2008...............     $1.01       $0.93         27,446
          2007...............     $1.00(i)    $1.01             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.90       $1.03             --
          2012...............     $0.82       $0.90             --
          2011...............     $0.87       $0.82             --
          2010...............     $0.77       $0.87          6,782
          2009...............     $0.64       $0.77          6,840
          2008...............     $1.00       $0.64          6,899
          2007...............     $1.00(i)    $0.95         18,305
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.02       $1.07         67,355
          2012...............     $0.96       $1.02         69,597
          2011...............     $0.97       $0.96        247,852
          2010...............     $0.90       $0.97        294,053
          2009...............     $0.82       $0.90        108,313
          2008...............     $1.00       $0.82         34,164
          2007...............     $1.00(i)    $0.99         16,496
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.24       $1.70         24,713
          2012...............     $1.12       $1.24         27,621
          2011...............     $1.22       $1.12             --
          2010...............     $1.04       $1.22             --
          2009...............     $0.64       $1.04             --
          2008...............     $1.29       $0.64             --
          2007...............     $1.13       $1.29          1,597
          2006...............     $1.12       $1.13             --
          2005...............     $0.00       $1.12          3,851

2.05% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.00       $1.32            607
          2012...............     $0.88       $1.00            696
          2011...............     $0.89       $0.88             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.54       $0.74             --
          2008...............     $0.95       $0.54             --
          2007...............     $1.00(i)    $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.37       $1.83         33,201
          2012...............     $1.18       $1.37         33,823
          2011...............     $1.23       $1.18         16,074
          2010...............     $1.09       $1.23         14,726
          2009...............     $0.86       $1.09        131,485
          2008...............     $1.37       $0.86        171,765
          2007...............     $1.43       $1.37        200,070
          2006...............     $1.26       $1.43        210,883
          2005...............     $1.24       $1.26        255,431
          2004...............     $0.00       $1.24        173,898
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.32       $1.67             --
          2012...............     $1.19       $1.32          1,867
          2011...............     $1.22       $1.19          1,883
          2010...............     $1.14       $1.22          1,899
          2009...............     $0.91       $1.14          1,915
          2008...............     $1.33       $0.91          1,931
          2007...............     $1.26       $1.33          1,948
          2006...............     $0.00       $1.26          1,965
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.07       $1.31             --
          2012...............     $0.97       $1.07             --
          2011...............     $1.01       $0.97             --
          2010...............     $0.96       $1.01             --
          2009...............     $0.73       $0.96         20,808
          2008...............     $1.21       $0.73         20,986
          2007...............     $1.21       $1.21         20,873
          2006...............     $1.12       $1.21             --
          2005...............     $1.09       $1.12         17,954
          2004...............     $0.00       $1.09          9,222
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.41       $1.85             --
          2012...............     $1.26       $1.41             --
          2011...............     $1.32       $1.26             --
          2010...............     $1.20       $1.32             --
          2009...............     $0.99       $1.20             --
          2008...............     $1.48       $0.99             --
          2007...............     $1.48       $1.48          9,948
          2006...............     $1.30       $1.48         23,991
          2005...............     $0.00       $1.30         23,818
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $0.99       $1.34         31,563
          2012...............     $0.89       $0.99         34,876
          2011...............     $0.92       $0.89         23,545
          2010...............     $0.73       $0.92         21,281
          2009...............     $0.62       $0.73         48,920
          2008...............     $0.92       $0.62         28,780
          2007...............     $1.00(i)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.38       $2.92        171,990
          2012...............     $2.04       $2.38        186,168
          2011...............     $2.25       $2.04        189,287
          2010...............     $2.11       $2.25        255,087
          2009...............     $1.72       $2.11        413,746
          2008...............     $2.37       $1.72        433,421
          2007...............     $1.68       $2.37        362,849
          2006...............     $1.42       $1.68        293,099
          2005...............     $1.17       $1.42        108,428
          2004...............     $0.00       $1.17         34,277




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.53       $1.85         40,505
          2012...............     $1.39       $1.53         34,452
          2011...............     $1.38       $1.39         34,451
          2010...............     $1.20       $1.38         57,228
          2009...............     $1.08       $1.20         57,705
          2008...............     $1.40       $1.08         56,622
          2007...............     $1.26       $1.40         46,035
          2006...............     $1.15       $1.26         50,653
          2005...............     $1.12       $1.15         46,014
          2004...............     $1.05       $1.12         32,851
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.68       $2.20          8,097
          2012...............     $1.45       $1.68         10,590
          2011...............     $1.45       $1.45         10,995
          2010...............     $1.23       $1.45         11,155
          2009...............     $1.01       $1.23         11,526
          2008...............     $1.58       $1.01         11,572
          2007...............     $1.42       $1.58         14,971
          2006...............     $1.24       $1.42          8,195
          2005...............     $0.00       $1.24          6,283
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.22       $1.28        103,420
          2012...............     $1.22       $1.22        114,320
          2011...............     $1.58       $1.22        153,225
          2010...............     $1.38       $1.58        274,648
          2009...............     $0.81       $1.38        352,756
          2008...............     $2.15       $0.81        343,129
          2007...............     $1.53       $2.15        239,160
          2006...............     $1.24       $1.53        222,258
          2005...............     $1.00(e)    $1.24         39,536
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.39       $1.86        153,782
          2012...............     $1.26       $1.39        181,314
          2011...............     $1.26       $1.26        207,128
          2010...............     $1.14       $1.26        213,506
          2009...............     $0.91       $1.14        229,229
          2008...............     $1.46       $0.91        245,342
          2007...............     $1.19       $1.46        259,114
          2006...............     $1.15       $1.19        264,555
          2005...............     $1.06       $1.15        163,247
          2004...............     $0.00       $1.06         16,862
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03             --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $1.55       $1.89        339,891
          2012...............     $1.39       $1.55        399,967
          2011...............     $1.65       $1.39        407,375
          2010...............     $1.48       $1.65        464,408
          2009...............     $1.10       $1.48        557,670
          2008...............     $1.95       $1.10        584,012
          2007...............     $1.81       $1.95        617,668
          2006...............     $1.42       $1.81        670,404
          2005...............     $1.31       $1.42        705,807
          2004...............     $1.09       $1.31        341,781
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.61       $1.88         33,155
          2012...............     $1.39       $1.61         38,388
          2011...............     $1.53       $1.39         21,602
          2010...............     $1.36       $1.53         17,693
          2009...............     $1.09       $1.36         17,377
          2008...............     $1.93       $1.09         19,956
          2007...............     $1.62       $1.93         16,267
          2006...............     $1.37       $1.62         18,500
          2005...............     $1.20       $1.37         38,727
          2004...............     $1.07       $1.20         26,034

2.05% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.50       $2.31          5,806
          2012...............     $1.37       $1.50          7,307
          2011...............     $1.50       $1.37          7,390
          2010...............     $1.09       $1.50          5,819
          2009...............     $0.79       $1.09          4,128
          2008...............     $1.55       $0.79          1,734
          2007...............     $1.48       $1.55          1,160
          2006...............     $0.00       $1.48          1,125
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.76       $2.24         15,573
          2012...............     $1.58       $1.76          9,385
          2011...............     $1.62       $1.58          8,780
          2010...............     $1.26       $1.62          8,855
          2009...............     $0.88       $1.26          5,155
          2008...............     $1.40       $0.88             --
          2007...............     $1.00(i)    $1.40             --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.05             --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05             --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.10       $3.21         21,221
          2012...............     $1.67       $2.10         19,486
          2011...............     $1.81       $1.67         19,159
          2010...............     $1.64       $1.81         42,779
          2009...............     $1.16       $1.64         80,012
          2008...............     $1.80       $1.16         85,729
          2007...............     $1.48       $1.80         86,554
          2006...............     $1.40       $1.48          6,406
          2005...............     $1.22       $1.40          8,413
          2004...............     $0.00       $1.22          3,413
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.34       $1.89         33,652
          2012...............     $1.30       $1.34         45,065
          2011...............     $1.49       $1.30         53,031
          2010...............     $1.18       $1.49         76,248
          2009...............     $0.89       $1.18         76,227
          2008...............     $1.50       $0.89         88,172
          2007...............     $1.35       $1.50         81,859
          2006...............     $1.31       $1.35         67,035
          2005...............     $1.19       $1.31        156,316
          2004...............     $0.00       $1.19         30,341
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.55       $2.02        105,493
          2012...............     $1.33       $1.55        126,233
          2011...............     $1.56       $1.33        150,729
          2010...............     $1.26       $1.56        156,041
          2009...............     $0.99       $1.26        206,060
          2008...............     $1.37       $0.99        223,922
          2007...............     $1.46       $1.37        246,504
          2006...............     $1.28       $1.46        282,872
          2005...............     $1.25       $1.28        299,668
          2004...............     $1.11       $1.25        146,156




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.40       $1.85         50,103
          2012...............     $1.20       $1.40         53,540
          2011...............     $1.32       $1.20         54,909
          2010...............     $1.14       $1.32         67,793
          2009...............     $0.92       $1.14         75,913
          2008...............     $1.41       $0.92         78,254
          2007...............     $1.42       $1.41         87,417
          2006...............     $1.24       $1.42         61,021
          2005...............     $1.21       $1.24        107,034
          2004...............     $0.00       $1.21         31,341
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.60       $1.88         51,056
          2012...............     $1.44       $1.60         53,461
          2011...............     $1.45       $1.44         55,243
          2010...............     $1.37       $1.45         87,051
          2009...............     $1.12       $1.37        204,809
          2008...............     $1.36       $1.12        158,283
          2007...............     $1.26       $1.36        148,207
          2006...............     $1.16       $1.26        135,082
          2005...............     $1.10       $1.16         51,176
          2004...............     $0.00       $1.10         28,229
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.71       $2.20         19,182
          2012...............     $1.41       $1.71         24,247
          2011...............     $1.55       $1.41         29,009
          2010...............     $1.48       $1.55         73,005
          2009...............     $1.04       $1.48         82,274
          2008...............     $1.90       $1.04         84,332
          2007...............     $1.42       $1.90         60,830
          2006...............     $1.33       $1.42         36,506
          2005...............     $1.20       $1.33         76,330
          2004...............     $0.00       $1.20        168,018
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.10       $2.35        124,334
          2012...............     $1.90       $2.10        144,741
          2011...............     $2.86       $1.90        150,377
          2010...............     $2.34       $2.86        193,124
          2009...............     $1.33       $2.34        264,307
          2008...............     $2.84       $1.33        283,491
          2007...............     $2.27       $2.84        266,030
          2006...............     $1.58       $2.27        325,901
          2005...............     $1.22       $1.58        212,343
          2004...............     $0.00       $1.22         87,965
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.01       $1.25         18,527
          2012...............     $0.93       $1.01         24,236
          2011...............     $0.98       $0.93         10,087
          2010...............     $0.87       $0.98          7,526
          2009...............     $0.67       $0.87          9,753
          2008...............     $0.95       $0.67          9,672
          2007...............     $1.00(i)    $0.95             --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.33       $1.69         26,757
          2012...............     $1.16       $1.33         27,356
          2011...............     $1.18       $1.16         10,820
          2010...............     $1.08       $1.18          7,359
          2009...............     $0.79       $1.08         12,722
          2008...............     $1.28       $0.79         14,383
          2007...............     $0.00       $1.28          5,809

2.05% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.10       $1.48          2,412
          2012...............     $0.97       $1.10          2,689
          2011...............     $1.05       $0.97          7,236
          2010...............     $0.83       $1.05          7,300
          2009...............     $0.60       $0.83          7,365
          2008...............     $1.27       $0.60          7,431
          2007...............     $1.18       $1.27          7,402
          2006...............     $0.00       $1.18          7,468
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.58       $2.19         82,321
          2012...............     $1.34       $1.58         98,403
          2011...............     $1.52       $1.34        106,635
          2010...............     $1.14       $1.52        117,042
          2009...............     $0.72       $1.14        136,419
          2008...............     $1.21       $0.72        154,565
          2007...............     $1.21       $1.21        161,007
          2006...............     $1.09       $1.21        183,009
          2005...............     $1.06       $1.09        183,862
          2004...............     $1.02       $1.06        159,697
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.52       $2.02         91,977
          2012...............     $1.34       $1.52        103,888
          2011...............     $1.37       $1.34         91,239
          2010...............     $1.26       $1.37         88,414
          2009...............     $1.05       $1.26         90,453
          2008...............     $1.59       $1.05         37,328
          2007...............     $1.51       $1.59          9,652
          2006...............     $0.00       $1.51          1,683
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.75       $0.72         16,034
          2012...............     $0.64       $0.75         16,094
          2011...............     $0.80       $0.64          2,961
          2010...............     $0.68       $0.80          5,412
          2009...............     $0.41       $0.68          3,548
          2008...............     $1.00       $0.41          2,784
          2007...............     $1.00(i)    $0.97          5,400
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.91       $1.22          4,114
          2012...............     $0.84       $0.91          1,732
          2011...............     $0.88       $0.84          1,954
          2010...............     $0.73       $0.88          7,486
          2009...............     $0.57       $0.73             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(i)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.16       $1.47             --
          2012...............     $1.04       $1.16             --
          2011...............     $1.08       $1.04             --
          2010...............     $1.01       $1.08             --
          2009...............     $0.71       $1.01             --
          2008...............     $1.34       $0.71             --
          2007...............     $1.20       $1.34             --
          2006...............     $1.14       $1.20             --
          2005...............     $1.11       $1.14         14,059
          2004...............     $0.00       $1.11         13,206




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.36       $0.35        325,786
          2012...............     $0.32       $0.36        375,735
          2011...............     $0.33       $0.32        406,348
          2010...............     $0.30       $0.33        450,599
          2009...............     $0.24       $0.30        550,830
          2008...............     $1.15       $0.24        322,692
          2007...............     $1.18       $1.15        272,480
          2006...............     $1.10       $1.18        330,568
          2005...............     $1.10       $1.10        333,082
          2004...............     $1.03       $1.10        185,643
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $1.78       $2.20          7,954
          2012...............     $1.50       $1.78          2,588
          2011...............     $1.65       $1.50          6,821
          2010...............     $1.47       $1.65         29,927
          2009...............     $1.08       $1.47        112,886
          2008...............     $1.94       $1.08        143,583
          2007...............     $1.75       $1.94        143,379
          2006...............     $1.38       $1.75        142,131
          2005...............     $1.23       $1.38        122,898
          2004...............     $0.00       $1.23          2,374
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.98       $1.35          6,027
          2012...............     $0.85       $0.98             --
          2011...............     $0.89       $0.85             --
          2010...............     $0.74       $0.89             --
          2009...............     $0.55       $0.74             --
          2008...............     $0.91       $0.55             --
          2007...............     $1.00(i)    $0.91             --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04             --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.04       $1.01         53,680
          2012...............     $1.00       $1.04         30,367
          2011...............     $1.01       $1.00          9,570
          2010...............     $1.00       $1.01             --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.12       $1.07         80,820
          2012...............     $1.04       $1.12         85,851
          2011...............     $1.03       $1.04        107,239
          2010...............     $1.00       $1.03         90,420
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.20       $1.55          2,661
          2012...............     $1.02       $1.20          2,966
          2011...............     $1.02       $1.02          7,478
          2010...............     $0.93       $1.02          7,544
          2009...............     $0.73       $0.93          7,612
          2008...............     $1.36       $0.73          7,680
          2007...............     $1.45       $1.36          7,341
          2006...............     $1.28       $1.45         18,778
          2005...............     $0.00       $1.28         11,496
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.18       $1.57          2,289
          2012...............     $1.01       $1.18          2,745
          2011...............     $1.08       $1.01          3,049
          2010...............     $0.97       $1.08          3,259
          2009...............     $0.76       $0.97          3,372
          2008...............     $1.27       $0.76          5,845
          2007...............     $1.37       $1.27          6,387
          2006...............     $1.21       $1.37          6,695
          2005...............     $1.17       $1.21          6,286
          2004...............     $0.00       $1.17          6,490

2.05% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.26       $1.58         83,743
          2012...............     $1.05       $1.26         97,806
          2011...............     $1.29       $1.05        100,212
          2010...............     $1.20       $1.29         99,485
          2009...............     $0.98       $1.20        101,465
          2008...............     $1.79       $0.98        105,010
          2007...............     $1.68       $1.79         98,966
          2006...............     $1.35       $1.68        126,571
          2005...............     $1.22       $1.35        122,401
          2004...............     $1.08       $1.22        126,829
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.28       $1.72         15,394
          2012...............     $1.12       $1.28         17,614
          2011...............     $1.21       $1.12         20,398
          2010...............     $1.03       $1.21         21,338
          2009...............     $0.80       $1.03         21,193
          2008...............     $1.33       $0.80         19,593
          2007...............     $1.28       $1.33         21,656
          2006...............     $1.20       $1.28         20,548
          2005...............     $1.12       $1.20         16,931
          2004...............     $0.00       $1.12         14,737
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.23       $1.74             --
          2012...............     $1.10       $1.23             --
          2011...............     $1.37       $1.10         17,532
          2010...............     $1.16       $1.37         17,682
          2009...............     $0.72       $1.16             --
          2008...............     $1.17       $0.72             --
          2007...............     $1.00(i)    $1.17             --
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.01       $1.07         91,886
          2012...............     $1.00       $1.01         98,586
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03             --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.15             --
          2012...............     $1.00       $1.01             --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.01       $1.12             --
          2012...............     $1.00       $1.01             --



2.10% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

                SFT ADVANTUS BOND SUB-ACCOUNT(AL):
                  2013.     $1.22       $1.19        146,457
                  2012.     $1.16       $1.22        132,419
                  2011.     $1.10       $1.16        127,958
                  2010.     $1.03       $1.10        134,923
                  2009.     $0.91       $1.03         98,833
                  2008.     $1.07       $0.91        105,106
                  2007.     $1.07       $1.07        113,642
                  2006.     $1.04       $1.07         57,300
                  2005.     $0.00       $1.04         44,143




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.69       $2.19        36,272
          2012...............     $1.47       $1.69        39,510
          2011...............     $1.53       $1.47        41,304
          2010...............     $1.24       $1.53        42,680
          2009...............     $0.93       $1.24        33,788
          2008...............     $1.50       $0.93        33,042
          2007...............     $1.43       $1.50        33,971
          2006...............     $1.33       $1.43        17,871
          2005...............     $0.00       $1.33        13,817
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.30       $1.68            --
          2012...............     $1.15       $1.30            --
          2011...............     $1.16       $1.15            --
          2010...............     $1.03       $1.16            --
          2009...............     $0.84       $1.03            --
          2008...............     $1.36       $0.84            --
          2007...............     $1.00(i)    $1.36            --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.47       $1.44        27,993
          2012...............     $1.29       $1.47         9,420
          2011...............     $1.32       $1.29         9,677
          2010...............     $1.18       $1.32         9,863
          2009...............     $1.03       $1.18         2,857
          2008...............     $1.01       $1.03         2,544
          2007...............     $0.94       $1.01         3,977
          2006...............     $0.92       $0.94         4,151
          2005...............     $1.00(e)    $0.92         3,810
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06            --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.95       $0.93        25,561
          2012...............     $0.97       $0.95        23,521
          2011...............     $0.99       $0.97        21,862
          2010...............     $1.01       $0.99        21,977
          2009...............     $1.03       $1.01        16,618
          2008...............     $1.03       $1.03        17,214
          2007...............     $1.01       $1.03        19,078
          2006...............     $0.99       $1.01         9,715
          2005...............     $0.00       $0.99         6,711
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.08       $1.04        17,969
          2012...............     $1.07       $1.08         8,207
          2011...............     $1.02       $1.07         7,743
          2010...............     $0.98       $1.02         8,224
          2009...............     $0.92       $0.98         1,669
          2008...............     $1.08       $0.92         1,381
          2007...............     $1.07       $1.08         1,789
          2006...............     $1.04       $1.07         1,753
          2005...............     $0.00       $1.04         1,643
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.86       $1.84        35,364
          2012...............     $1.61       $1.86        16,269
          2011...............     $1.56       $1.61        17,594
          2010...............     $1.24       $1.56        18,095
          2009...............     $1.01       $1.24        15,013
          2008...............     $1.62       $1.01        12,695
          2007...............     $1.97       $1.62        13,331
          2006...............     $1.54       $1.97         6,703
          2005...............     $0.00       $1.54         6,022

2.10% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.50       $0.60            --
          2012...............     $0.45       $0.50            --
          2011...............     $0.57       $0.45            --
          2010...............     $0.55       $0.57            --
          2009...............     $0.42       $0.55            --
          2008...............     $1.00       $0.42            --
          2007...............     $1.00(i)    $0.92            --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04            --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.25       $1.66            --
          2012...............     $1.11       $1.25            --
          2011...............     $1.11       $1.11            --
          2010...............     $0.99       $1.11            --
          2009...............     $0.86       $0.99            --
          2008...............     $1.35       $0.86            --
          2007...............     $1.00(i)    $1.35            --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.17       $1.57        62,922
          2012...............     $1.05       $1.17        65,626
          2011...............     $1.06       $1.05        68,284
          2010...............     $0.94       $1.06        72,531
          2009...............     $0.71       $0.94        67,151
          2008...............     $1.24       $0.71        66,653
          2007...............     $1.05       $1.24        63,723
          2006...............     $1.11       $1.05        33,994
          2005...............     $0.00       $1.11        23,550
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.38       $1.78        68,334
          2012...............     $1.23       $1.38        55,354
          2011...............     $1.25       $1.23        58,924
          2010...............     $1.13       $1.25        59,683
          2009...............     $0.96       $1.13        43,316
          2008...............     $1.34       $0.96        42,304
          2007...............     $1.45       $1.34        42,946
          2006...............     $1.25       $1.45        22,385
          2005...............     $0.00       $1.25        18,270
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.29       $1.15        49,816
          2012...............     $1.22       $1.29        17,148
          2011...............     $1.12       $1.22        16,995
          2010...............     $1.09       $1.12        18,580
          2009...............     $1.01       $1.09            --
          2008...............     $1.05       $1.01            --
          2007...............     $1.00(i)    $1.05            --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.03       $0.98         5,808
          2012...............     $0.99       $1.03            --
          2011...............     $1.00       $0.99            --
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.99       $1.25            --
          2012...............     $0.82       $0.99            --
          2011...............     $1.00       $0.82            --
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.88       $1.10            --
          2012...............     $0.76       $0.88            --
          2011...............     $1.00       $0.76            --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.00       $1.27        22,148
          2012...............     $0.86       $1.00            --
          2011...............     $1.00       $0.86            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.04       $1.36            --
          2012...............     $0.90       $1.04            --
          2011...............     $1.00       $0.90            --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.90       $1.07            --
          2012...............     $0.78       $0.90            --
          2011...............     $1.00       $0.78            --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.93       $1.02         2,784
          2012...............     $0.81       $0.93            --
          2011...............     $1.00       $0.81            --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.05       $0.99           991
          2012...............     $1.05       $1.05            --
          2011...............     $1.00       $1.05            --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.57       $2.01        14,797
          2012...............     $1.38       $1.57         2,124
          2011...............     $1.45       $1.38         2,157
          2010...............     $1.27       $1.45         2,155
          2009...............     $0.95       $1.27         2,199
          2008...............     $1.70       $0.95         2,392
          2007...............     $1.48       $1.70         1,949
          2006...............     $1.36       $1.48         2,183
          2005...............     $0.00       $1.36         2,161
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.29       $1.61        69,090
          2012...............     $1.12       $1.29        52,998
          2011...............     $1.14       $1.12        57,067
          2010...............     $1.01       $1.14        58,851
          2009...............     $0.80       $1.01        51,942
          2008...............     $1.42       $0.80        50,336
          2007...............     $1.43       $1.42        47,242
          2006...............     $1.22       $1.43        24,493
          2005...............     $0.00       $1.22        19,741
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.27       $1.32        10,728
          2012...............     $1.14       $1.27         9,867
          2011...............     $1.12       $1.14        10,180
          2010...............     $1.01       $1.12        10,476
          2009...............     $0.72       $1.01            --
          2008...............     $0.98       $0.72            --
          2007...............     $1.00(i)    $0.98            --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $1.92       $2.55           699
          2012...............     $1.71       $1.92           832
          2011...............     $1.96       $1.71           834
          2010...............     $1.56       $1.96           763
          2009...............     $1.14       $1.56           857
          2008...............     $1.92       $1.14           964
          2007...............     $1.70       $1.92           825
          2006...............     $1.55       $1.70           907
          2005...............     $0.00       $1.55           909
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.18       $1.48            --
          2012...............     $1.07       $1.18            --
          2011...............     $1.11       $1.07            --
          2010...............     $1.01       $1.11            --
          2009...............     $0.80       $1.01            --
          2008...............     $1.24       $0.80            --
          2007...............     $1.00(i)    $1.24            --

2.10% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.35       $1.70            --
          2012...............     $1.21       $1.35            --
          2011...............     $1.25       $1.21            --
          2010...............     $1.15       $1.25            --
          2009...............     $0.93       $1.15            --
          2008...............     $1.51       $0.93            --
          2007...............     $1.00(i)    $1.51            --
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.03       $1.38        38,925
          2012...............     $0.89       $1.03         5,168
          2011...............     $0.95       $0.89         5,372
          2010...............     $0.75       $0.95         5,470
          2009...............     $0.60       $0.75            --
          2008...............     $0.91       $0.60            --
          2007...............     $1.00(i)    $0.91            --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.37       $1.86            --
          2012...............     $1.26       $1.37            --
          2011...............     $1.36       $1.26            --
          2010...............     $1.09       $1.36            --
          2009...............     $0.77       $1.09            --
          2008...............     $1.37       $0.77            --
          2007...............     $1.26       $1.37            --
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.18       $2.11        16,976
          2012...............     $1.97       $2.18        15,721
          2011...............     $2.39       $1.97        15,824
          2010...............     $2.07       $2.39        14,293
          2009...............     $1.23       $2.07        13,571
          2008...............     $2.65       $1.23        14,845
          2007...............     $2.10       $2.65        13,112
          2006...............     $1.67       $2.10         8,182
          2005...............     $0.00       $1.67         6,818
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.06       $1.05         6,028
          2012...............     $1.06       $1.06            --
          2011...............     $1.01       $1.06            --
          2010...............     $1.00       $1.01            --
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.03            --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.85       $0.98            --
          2012...............     $0.76       $0.85            --
          2011...............     $0.82       $0.76            --
          2010...............     $0.72       $0.82            --
          2009...............     $0.58       $0.72            --
          2008...............     $1.00       $0.58            --
          2007...............     $1.00(i)    $0.94            --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.97       $1.07            --
          2012...............     $0.90       $0.97            --
          2011...............     $0.92       $0.90            --
          2010...............     $0.84       $0.92            --
          2009...............     $0.72       $0.84            --
          2008...............     $0.97       $0.72            --
          2007...............     $1.00(i)    $0.97            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.07       $1.07            --
          2012...............     $1.04       $1.07            --
          2011...............     $1.03       $1.04            --
          2010...............     $0.98       $1.03            --
          2009...............     $0.93       $0.98            --
          2008...............     $1.01       $0.93            --
          2007...............     $1.00(i)    $1.01            --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.90       $1.03            --
          2012...............     $0.82       $0.90            --
          2011...............     $0.86       $0.82            --
          2010...............     $0.77       $0.86            --
          2009...............     $0.64       $0.77            --
          2008...............     $1.00       $0.64            --
          2007...............     $1.00(i)    $0.95            --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.01       $1.07            --
          2012...............     $0.96       $1.01            --
          2011...............     $0.97       $0.96            --
          2010...............     $0.90       $0.97            --
          2009...............     $0.82       $0.90            --
          2008...............     $1.00       $0.82            --
          2007...............     $1.00(i)    $0.99            --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.24       $1.69         3,382
          2012...............     $1.11       $1.24            --
          2011...............     $1.21       $1.11            --
          2010...............     $1.04       $1.21            --
          2009...............     $0.64       $1.04            --
          2008...............     $1.28       $0.64            --
          2007...............     $1.00(i)    $1.28            --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.00       $1.31        10,424
          2012...............     $0.87       $1.00            --
          2011...............     $0.88       $0.87            --
          2010...............     $0.74       $0.88            --
          2009...............     $0.54       $0.74            --
          2008...............     $0.95       $0.54            --
          2007...............     $1.00(i)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.37       $1.82        31,205
          2012...............     $1.18       $1.37         3,037
          2011...............     $1.23       $1.18         3,169
          2010...............     $1.08       $1.23         3,180
          2009...............     $0.86       $1.08         3,219
          2008...............     $1.37       $0.86         3,318
          2007...............     $1.43       $1.37         3,022
          2006...............     $1.26       $1.43         2,820
          2005...............     $0.00       $1.26         2,904
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.32       $1.66            --
          2012...............     $1.18       $1.32            --
          2011...............     $1.21       $1.18            --
          2010...............     $1.13       $1.21            --
          2009...............     $0.90       $1.13            --
          2008...............     $1.33       $0.90            --
          2007...............     $1.00(i)    $1.33            --

2.10% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.06       $1.30            --
          2012...............     $0.97       $1.06            --
          2011...............     $1.01       $0.97            --
          2010...............     $0.95       $1.01            --
          2009...............     $0.73       $0.95            --
          2008...............     $1.21       $0.73            --
          2007...............     $1.00(i)    $1.21            --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.41       $1.84            --
          2012...............     $1.26       $1.41            --
          2011...............     $1.31       $1.26            --
          2010...............     $1.19       $1.31            --
          2009...............     $0.98       $1.19            --
          2008...............     $1.48       $0.98            --
          2007...............     $1.00(i)    $1.48            --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $0.99       $1.33        29,575
          2012...............     $0.89       $0.99         5,220
          2011...............     $0.92       $0.89         5,304
          2010...............     $0.73       $0.92         5,641
          2009...............     $0.62       $0.73            --
          2008...............     $0.92       $0.62            --
          2007...............     $1.00(i)    $0.92            --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.37       $2.91        26,021
          2012...............     $2.03       $2.37            --
          2011...............     $2.24       $2.03            --
          2010...............     $2.10       $2.24            --
          2009...............     $1.72       $2.10            --
          2008...............     $2.36       $1.72            --
          2007...............     $1.00(i)    $2.36            --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.52       $1.84            --
          2012...............     $1.39       $1.52            --
          2011...............     $1.37       $1.39            --
          2010...............     $1.20       $1.37            --
          2009...............     $1.08       $1.20            --
          2008...............     $1.40       $1.08            --
          2007...............     $1.00(i)    $1.40            --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.68       $2.19        16,376
          2012...............     $1.44       $1.68            --
          2011...............     $1.45       $1.44            --
          2010...............     $1.22       $1.45            --
          2009...............     $1.01       $1.22            --
          2008...............     $1.58       $1.01            --
          2007...............     $1.00(i)    $1.58            --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.21       $1.28         1,109
          2012...............     $1.21       $1.21            --
          2011...............     $1.58       $1.21            --
          2010...............     $1.38       $1.58            --
          2009...............     $0.81       $1.38            --
          2008...............     $2.15       $0.81            --
          2007...............     $1.00(i)    $2.15            --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.38       $1.85        91,291
          2012...............     $1.25       $1.38        75,219
          2011...............     $1.25       $1.25        77,140
          2010...............     $1.13       $1.25        81,900
          2009...............     $0.91       $1.13        61,833
          2008...............     $1.46       $0.91        60,416
          2007...............     $1.19       $1.46        61,052
          2006...............     $1.15       $1.19        34,247
          2005...............     $0.00       $1.15        24,961




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03            --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $1.54       $1.88        73,049
          2012...............     $1.39       $1.54        56,448
          2011...............     $1.65       $1.39        56,019
          2010...............     $1.47       $1.65        51,786
          2009...............     $1.10       $1.47        38,987
          2008...............     $1.94       $1.10        40,207
          2007...............     $1.81       $1.94        38,385
          2006...............     $1.42       $1.81        21,154
          2005...............     $0.00       $1.42        17,471
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.60       $1.87        33,911
          2012...............     $1.38       $1.60            --
          2011...............     $1.52       $1.38            --
          2010...............     $1.36       $1.52            --
          2009...............     $1.09       $1.36            --
          2008...............     $1.93       $1.09            --
          2007...............     $1.00(i)    $1.93            --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.49       $2.30           595
          2012...............     $1.36       $1.49            --
          2011...............     $1.50       $1.36            --
          2010...............     $1.09       $1.50            --
          2009...............     $0.79       $1.09            --
          2008...............     $1.54       $0.79            --
          2007...............     $1.00(i)    $1.54            --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.75       $2.23        32,532
          2012...............     $1.58       $1.75            --
          2011...............     $1.62       $1.58            --
          2010...............     $1.26       $1.62            --
          2009...............     $0.88       $1.26            --
          2008...............     $1.40       $0.88            --
          2007...............     $1.00(i)    $1.40            --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05            --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.09       $3.19         2,216
          2012...............     $1.67       $2.09            --
          2011...............     $1.81       $1.67            --
          2010...............     $1.64       $1.81            --
          2009...............     $1.16       $1.64            --
          2008...............     $1.79       $1.16            --
          2007...............     $1.00(i)    $1.79            --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.34       $1.88         4,012
          2012...............     $1.30       $1.34         4,419
          2011...............     $1.48       $1.30         4,475
          2010...............     $1.18       $1.48         4,548
          2009...............     $0.89       $1.18         3,571
          2008...............     $1.50       $0.89         3,640
          2007...............     $1.35       $1.50         3,412
          2006...............     $1.31       $1.35         1,832
          2005...............     $0.00       $1.31         1,663

2.10% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.54       $2.01        18,961
          2012...............     $1.33       $1.54        20,519
          2011...............     $1.55       $1.33        21,638
          2010...............     $1.25       $1.55        20,952
          2009...............     $0.99       $1.25        20,005
          2008...............     $1.37       $0.99        20,376
          2007...............     $1.46       $1.37        21,171
          2006...............     $1.28       $1.46        11,030
          2005...............     $0.00       $1.28         8,785
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.39       $1.85        21,527
          2012...............     $1.20       $1.39            --
          2011...............     $1.32       $1.20            --
          2010...............     $1.13       $1.32            --
          2009...............     $0.91       $1.13            --
          2008...............     $1.41       $0.91            --
          2007...............     $1.00(i)    $1.41            --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.60       $1.87            --
          2012...............     $1.44       $1.60            --
          2011...............     $1.45       $1.44            --
          2010...............     $1.37       $1.45            --
          2009...............     $1.11       $1.37            --
          2008...............     $1.35       $1.11            --
          2007...............     $1.00(i)    $1.35            --
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.70       $2.18        14,226
          2012...............     $1.41       $1.70         1,068
          2011...............     $1.54       $1.41         1,156
          2010...............     $1.48       $1.54         1,100
          2009...............     $1.03       $1.48         1,029
          2008...............     $1.90       $1.03         1,194
          2007...............     $1.42       $1.90           947
          2006...............     $1.33       $1.42         1,238
          2005...............     $0.00       $1.33         1,201
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.09       $2.34        26,835
          2012...............     $1.89       $2.09        23,871
          2011...............     $2.85       $1.89        21,414
          2010...............     $2.33       $2.85        16,920
          2009...............     $1.33       $2.33        12,926
          2008...............     $2.84       $1.33        15,002
          2007...............     $2.26       $2.84        13,243
          2006...............     $1.58       $2.26         8,991
          2005...............     $0.00       $1.58         8,925
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.01       $1.25        38,341
          2012...............     $0.93       $1.01         5,050
          2011...............     $0.98       $0.93         5,021
          2010...............     $0.87       $0.98         5,084
          2009...............     $0.67       $0.87            --
          2008...............     $0.95       $0.67            --
          2007...............     $1.00(i)    $0.95            --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.32       $1.68        40,064
          2012...............     $1.16       $1.32         8,325
          2011...............     $1.18       $1.16         8,557
          2010...............     $1.07       $1.18         9,089
          2009...............     $0.79       $1.07            --
          2008...............     $1.28       $0.79            --
          2007...............     $1.00(i)    $1.28            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.10       $1.48         3,705
          2012...............     $0.96       $1.10            --
          2011...............     $1.05       $0.96            --
          2010...............     $0.83       $1.05            --
          2009...............     $0.60       $0.83            --
          2008...............     $1.26       $0.60            --
          2007...............     $1.00(i)    $1.26            --
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.57       $2.18         1,870
          2012...............     $1.33       $1.57            --
          2011...............     $1.52       $1.33            --
          2010...............     $1.14       $1.52            --
          2009...............     $0.71       $1.14            --
          2008...............     $1.21       $0.71            --
          2007...............     $1.00(i)    $1.21            --
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.51       $2.00        42,453
          2012...............     $1.33       $1.51        20,755
          2011...............     $1.37       $1.33        21,968
          2010...............     $1.25       $1.37        22,395
          2009...............     $1.05       $1.25            --
          2008...............     $1.59       $1.05            --
          2007...............     $1.00(i)    $1.59            --
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.75       $0.72        57,858
          2012...............     $0.64       $0.75         7,046
          2011...............     $0.79       $0.64         7,047
          2010...............     $0.68       $0.79         6,112
          2009...............     $0.41       $0.68            --
          2008...............     $1.00       $0.41            --
          2007...............     $1.00(i)    $0.97            --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.91       $1.22         1,372
          2012...............     $0.84       $0.91            --
          2011...............     $0.88       $0.84            --
          2010...............     $0.73       $0.88            --
          2009...............     $0.57       $0.73            --
          2008...............     $0.96       $0.57            --
          2007...............     $1.00(i)    $0.96            --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.15       $1.46         2,928
          2012...............     $1.04       $1.15            --
          2011...............     $1.07       $1.04            --
          2010...............     $1.00       $1.07            --
          2009...............     $0.71       $1.00            --
          2008...............     $1.34       $0.71            --
          2007...............     $1.00(i)    $1.34            --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.36       $0.35        79,432
          2012...............     $0.32       $0.36        61,209
          2011...............     $0.33       $0.32        61,327
          2010...............     $0.30       $0.33        62,388
          2009...............     $0.24       $0.30        63,257
          2008...............     $1.15       $0.24        33,838
          2007...............     $1.18       $1.15        29,334
          2006...............     $1.10       $1.18        15,182
          2005...............     $0.00       $1.10        10,690

2.10% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $1.78       $2.19        16,406
          2012...............     $1.49       $1.78           842
          2011...............     $1.65       $1.49           912
          2010...............     $1.47       $1.65           865
          2009...............     $1.08       $1.47           866
          2008...............     $1.93       $1.08           953
          2007...............     $1.75       $1.93           776
          2006...............     $1.38       $1.75           839
          2005...............     $0.00       $1.38           966
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.98       $1.35            --
          2012...............     $0.85       $0.98            --
          2011...............     $0.89       $0.85            --
          2010...............     $0.74       $0.89            --
          2009...............     $0.55       $0.74            --
          2008...............     $0.91       $0.55            --
          2007...............     $1.00(i)    $0.91            --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04         2,963
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.04       $1.01        18,850
          2012...............     $1.00       $1.04            --
          2011...............     $1.01       $1.00            --
          2010...............     $1.00       $1.01            --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.12       $1.07        55,011
          2012...............     $1.04       $1.12            --
          2011...............     $1.03       $1.04            --
          2010...............     $1.00       $1.03            --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.19       $1.54            --
          2012...............     $1.02       $1.19            --
          2011...............     $1.02       $1.02            --
          2010...............     $0.93       $1.02            --
          2009...............     $0.73       $0.93            --
          2008...............     $1.35       $0.73            --
          2007...............     $1.00(i)    $1.35            --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.18       $1.56            --
          2012...............     $1.01       $1.18            --
          2011...............     $1.08       $1.01            --
          2010...............     $0.96       $1.08            --
          2009...............     $0.76       $0.96            --
          2008...............     $1.26       $0.76            --
          2007...............     $1.00(i)    $1.26            --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.25       $1.57            --
          2012...............     $1.05       $1.25            --
          2011...............     $1.29       $1.05            --
          2010...............     $1.19       $1.29            --
          2009...............     $0.98       $1.19            --
          2008...............     $1.78       $0.98            --
          2007...............     $1.00(i)    $1.78            --
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.28       $1.71           490
          2012...............     $1.12       $1.28            --
          2011...............     $1.20       $1.12            --
          2010...............     $1.03       $1.20            --
          2009...............     $0.79       $1.03            --
          2008...............     $1.35       $0.79            --
          2007...............     $1.00(i)    $1.35            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.23       $1.73           997
          2012...............     $1.10       $1.23            --
          2011...............     $1.37       $1.10            --
          2010...............     $1.15       $1.37            --
          2009...............     $0.72       $1.15            --
          2008...............     $1.17       $0.72            --
          2007...............     $1.00(i)    $1.17            --
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.01       $1.07         5,552
          2012...............     $1.00       $1.01            --
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03            --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.15            --
          2012...............     $1.00       $1.01            --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.01       $1.12         6,863
          2012...............     $1.00       $1.01            --



2.15% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.22       $1.19        188,515
          2012...............     $1.16       $1.22        185,041
          2011...............     $1.10       $1.16        281,464
          2010...............     $1.02       $1.10        304,486
          2009...............     $0.91       $1.02        312,509
          2008...............     $1.07       $0.91        277,862
          2007...............     $1.07       $1.07        325,500
          2006...............     $1.04       $1.07        226,520
          2005...............     $1.04       $1.04        184,444
          2004...............     $0.00       $1.04        180,120
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.68       $2.18         42,877
          2012...............     $1.46       $1.68         51,091
          2011...............     $1.53       $1.46         78,761
          2010...............     $1.24       $1.53         83,660
          2009...............     $0.93       $1.24         92,566
          2008...............     $1.50       $0.93        101,419
          2007...............     $1.42       $1.50        106,847
          2006...............     $1.32       $1.42         60,624
          2005...............     $1.21       $1.32         48,391
          2004...............     $0.00       $1.21         47,956
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.30       $1.67             --
          2012...............     $1.15       $1.30             --
          2011...............     $1.15       $1.15             --
          2010...............     $1.03       $1.15             --
          2009...............     $0.84       $1.03             --
          2008...............     $1.36       $0.84             --
          2007...............     $1.00(i)    $1.36             --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.46       $1.43         52,039
          2012...............     $1.29       $1.46         66,307
          2011...............     $1.32       $1.29         75,309
          2010...............     $1.18       $1.32         77,512
          2009...............     $1.03       $1.18         57,266
          2008...............     $1.01       $1.03         35,512
          2007...............     $0.94       $1.01         56,613
          2006...............     $0.00       $0.94         13,759

2.15% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06             --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.95       $0.93         35,929
          2012...............     $0.97       $0.95         36,707
          2011...............     $0.99       $0.97         53,109
          2010...............     $1.01       $0.99         54,985
          2009...............     $1.03       $1.01         64,256
          2008...............     $1.03       $1.03         63,536
          2007...............     $1.01       $1.03         64,202
          2006...............     $0.99       $1.01         54,856
          2005...............     $0.98       $0.99         56,151
          2004...............     $0.00       $0.98         61,610
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.08       $1.03         49,305
          2012...............     $1.06       $1.08         49,779
          2011...............     $1.02       $1.06         64,695
          2010...............     $0.98       $1.02         64,975
          2009...............     $0.92       $0.98         93,634
          2008...............     $1.08       $0.92         83,791
          2007...............     $1.07       $1.08         58,702
          2006...............     $1.04       $1.07         63,089
          2005...............     $1.03       $1.04         63,689
          2004...............     $0.00       $1.03         28,654
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.85       $1.83         28,205
          2012...............     $1.60       $1.85         28,674
          2011...............     $1.55       $1.60         39,542
          2010...............     $1.23       $1.55         41,898
          2009...............     $1.01       $1.23         55,980
          2008...............     $1.62       $1.01         44,083
          2007...............     $1.96       $1.62         37,735
          2006...............     $1.54       $1.96         32,344
          2005...............     $1.41       $1.54         29,399
          2004...............     $0.00       $1.41         30,224
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.50       $0.60             --
          2012...............     $0.44       $0.50             --
          2011...............     $0.56       $0.44             --
          2010...............     $0.55       $0.56             --
          2009...............     $0.42       $0.55             --
          2008...............     $1.00       $0.42             --
          2007...............     $1.00(i)    $0.92             --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.24       $1.65             --
          2012...............     $1.11       $1.24             --
          2011...............     $1.10       $1.11             --
          2010...............     $0.99       $1.10             --
          2009...............     $0.86       $0.99             --
          2008...............     $1.34       $0.86             --
          2007...............     $1.00(i)    $1.34             --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.16       $1.56         94,808
          2012...............     $1.05       $1.16        116,945
          2011...............     $1.06       $1.05        131,924
          2010...............     $0.93       $1.06        146,488
          2009...............     $0.71       $0.93        166,289
          2008...............     $1.24       $0.71        180,239
          2007...............     $1.05       $1.24        180,914
          2006...............     $1.11       $1.05        191,082
          2005...............     $1.11       $1.11        164,701
          2004...............     $0.00       $1.11        164,231




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.38       $1.77        48,373
          2012...............     $1.23       $1.38        54,183
          2011...............     $1.24       $1.23        67,341
          2010...............     $1.12       $1.24        68,417
          2009...............     $0.96       $1.12        64,963
          2008...............     $1.34       $0.96        87,190
          2007...............     $1.44       $1.34        83,593
          2006...............     $1.25       $1.44        50,678
          2005...............     $0.00       $1.25        18,895
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.28       $1.15        30,051
          2012...............     $1.22       $1.28        24,715
          2011...............     $1.12       $1.22        24,837
          2010...............     $1.09       $1.12        28,460
          2009...............     $1.01       $1.09        32,226
          2008...............     $1.00       $1.01            --
          2007...............     $1.00(i)    $1.05        12,897
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.03       $0.98         2,490
          2012...............     $0.99       $1.03         2,514
          2011...............     $1.00       $0.99            --
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.99       $1.25            --
          2012...............     $0.82       $0.99            --
          2011...............     $1.00       $0.82            --
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.88       $1.10            --
          2012...............     $0.76       $0.88            --
          2011...............     $1.00       $0.76            --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $1.00       $1.27            --
          2012...............     $0.86       $1.00            --
          2011...............     $1.00       $0.86            --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.04       $1.35        19,468
          2012...............     $0.90       $1.04        21,772
          2011...............     $1.00       $0.90            --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.90       $1.07            --
          2012...............     $0.78       $0.90            --
          2011...............     $1.00       $0.78            --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.93       $1.02         8,243
          2012...............     $0.81       $0.93         8,318
          2011...............     $1.00       $0.81            --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.05       $0.99            --
          2012...............     $1.05       $1.05            --
          2011...............     $1.00       $1.05            --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.56       $2.00         7,971
          2012...............     $1.37       $1.56         8,049
          2011...............     $1.44       $1.37         8,128
          2010...............     $1.26       $1.44         8,207
          2009...............     $0.95       $1.26         8,287
          2008...............     $1.70       $0.95            --
          2007...............     $1.48       $1.70         4,821
          2006...............     $1.36       $1.48        59,196
          2005...............     $0.00       $1.36        59,899

2.15% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.28       $1.60        135,757
          2012...............     $1.12       $1.28        161,534
          2011...............     $1.14       $1.12        212,704
          2010...............     $1.01       $1.14        230,608
          2009...............     $0.79       $1.01        240,381
          2008...............     $1.42       $0.79        246,440
          2007...............     $1.43       $1.42        232,570
          2006...............     $1.22       $1.43        205,551
          2005...............     $1.18       $1.22        193,648
          2004...............     $0.00       $1.18        198,209
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.27       $1.32         91,030
          2012...............     $1.14       $1.27         86,683
          2011...............     $1.12       $1.14         73,483
          2010...............     $1.01       $1.12         77,738
          2009...............     $0.72       $1.01         77,420
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(i)    $0.98             --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $1.91       $2.54         33,483
          2012...............     $1.70       $1.91         33,804
          2011...............     $1.95       $1.70         34,129
          2010...............     $1.55       $1.95         34,455
          2009...............     $1.13       $1.55         39,921
          2008...............     $1.92       $1.13         32,964
          2007...............     $1.70       $1.92         34,838
          2006...............     $1.55       $1.70         15,334
          2005...............     $1.34       $1.55         15,619
          2004...............     $0.00       $1.34         14,081
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.17       $1.47          5,401
          2012...............     $1.06       $1.17          5,453
          2011...............     $1.10       $1.06          5,505
          2010...............     $1.01       $1.10          5,557
          2009...............     $0.80       $1.01          2,350
          2008...............     $1.24       $0.80             --
          2007...............     $1.00(i)    $1.24             --
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.35       $1.69          3,001
          2012...............     $1.21       $1.35          3,032
          2011...............     $1.25       $1.21          3,063
          2010...............     $1.14       $1.25          3,094
          2009...............     $0.93       $1.14         18,486
          2008...............     $1.51       $0.93         30,335
          2007...............     $1.49       $1.51         29,168
          2006...............     $1.28       $1.49         28,096
          2005...............     $0.00       $1.28         28,363
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.03       $1.38         13,612
          2012...............     $0.89       $1.03         15,899
          2011...............     $0.95       $0.89         16,031
          2010...............     $0.75       $0.95         15,913
          2009...............     $0.60       $0.75         22,734
          2008...............     $0.91       $0.60         14,014
          2007...............     $1.00(i)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.37       $1.85             --
          2012...............     $1.26       $1.37             --
          2011...............     $1.35       $1.26             --
          2010...............     $1.08       $1.35             --
          2009...............     $0.77       $1.08             --
          2008...............     $1.37       $0.77             --
          2007...............     $1.26       $1.37             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.17       $2.10         11,513
          2012...............     $1.96       $2.17         15,305
          2011...............     $2.38       $1.96         19,459
          2010...............     $2.07       $2.38         18,529
          2009...............     $1.22       $2.07         25,438
          2008...............     $2.64       $1.22         17,817
          2007...............     $2.10       $2.64         20,332
          2006...............     $1.67       $2.10         20,753
          2005...............     $0.00       $1.67         13,755
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.06       $1.04         10,428
          2012...............     $1.06       $1.06          8,816
          2011...............     $1.01       $1.06          8,567
          2010...............     $1.00       $1.01          8,147
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.03             --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.85       $0.98             --
          2012...............     $0.76       $0.85             --
          2011...............     $0.82       $0.76             --
          2010...............     $0.72       $0.82             --
          2009...............     $0.58       $0.72             --
          2008...............     $1.00       $0.58             --
          2007...............     $1.00(i)    $0.94             --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.97       $1.06             --
          2012...............     $0.89       $0.97             --
          2011...............     $0.92       $0.89             --
          2010...............     $0.84       $0.92             --
          2009...............     $0.72       $0.84             --
          2008...............     $0.97       $0.72             --
          2007...............     $1.00(i)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.06       $1.07         72,037
          2012...............     $1.03       $1.06         72,724
          2011...............     $1.02       $1.03        109,755
          2010...............     $0.98       $1.02        120,239
          2009...............     $0.93       $0.98        121,386
          2008...............     $1.01       $0.93             --
          2007...............     $1.00(i)    $1.01             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.90       $1.03         63,291
          2012...............     $0.81       $0.90         47,500
          2011...............     $0.86       $0.81         47,988
          2010...............     $0.77       $0.86         48,480
          2009...............     $0.63       $0.77          8,222
          2008...............     $1.00       $0.63             --
          2007...............     $1.00(i)    $0.95             --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.01       $1.06        109,723
          2012...............     $0.96       $1.01        185,476
          2011...............     $0.97       $0.96        269,028
          2010...............     $0.90       $0.97        283,836
          2009...............     $0.82       $0.90        285,542
          2008...............     $1.00       $0.82             --
          2007...............     $1.00(i)    $0.99             --

2.15% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.23       $1.68        20,709
          2012...............     $1.11       $1.23        22,206
          2011...............     $1.21       $1.11            --
          2010...............     $1.03       $1.21            --
          2009...............     $0.64       $1.03            --
          2008...............     $1.28       $0.64            --
          2007...............     $1.00(i)    $1.28            --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.00       $1.31         2,941
          2012...............     $0.87       $1.00         2,969
          2011...............     $0.88       $0.87         2,998
          2010...............     $0.74       $0.88         3,026
          2009...............     $0.54       $0.74         1,646
          2008...............     $0.95       $0.54            --
          2007...............     $1.00(i)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.36       $1.81        11,282
          2012...............     $1.17       $1.36        12,139
          2011...............     $1.22       $1.17        12,419
          2010...............     $1.08       $1.22        12,150
          2009...............     $0.86       $1.08         3,218
          2008...............     $1.37       $0.86            --
          2007...............     $1.43       $1.37         3,143
          2006...............     $1.26       $1.43         3,159
          2005...............     $0.00       $1.26         2,938
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.31       $1.65         7,083
          2012...............     $1.18       $1.31         7,151
          2011...............     $1.21       $1.18         7,219
          2010...............     $1.13       $1.21         7,288
          2009...............     $0.90       $1.13         3,144
          2008...............     $1.32       $0.90            --
          2007...............     $1.00(i)    $1.32            --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.06       $1.29            --
          2012...............     $0.96       $1.06            --
          2011...............     $1.00       $0.96            --
          2010...............     $0.95       $1.00            --
          2009...............     $0.73       $0.95            --
          2008...............     $1.21       $0.73            --
          2007...............     $1.00       $1.21            --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.40       $1.83            --
          2012...............     $1.25       $1.40            --
          2011...............     $1.31       $1.25            --
          2010...............     $1.19       $1.31            --
          2009...............     $0.98       $1.19            --
          2008...............     $1.48       $0.98            --
          2007...............     $1.00(i)    $1.48            --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $0.99       $1.33         5,019
          2012...............     $0.89       $0.99         6,026
          2011...............     $0.92       $0.89         5,881
          2010...............     $0.73       $0.92         5,861
          2009...............     $0.62       $0.73            --
          2008...............     $0.92       $0.62            --
          2007...............     $1.00(i)    $0.92            --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.36       $2.89        35,708
          2012...............     $2.02       $2.36        34,016
          2011...............     $2.23       $2.02        40,071
          2010...............     $2.10       $2.23        37,599
          2009...............     $1.71       $2.10        56,312
          2008...............     $2.36       $1.71         9,398
          2007...............     $0.00       $2.36        10,944




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.51       $1.83         29,317
          2012...............     $1.38       $1.51             --
          2011...............     $1.37       $1.38             --
          2010...............     $1.19       $1.37             --
          2009...............     $1.08       $1.19             --
          2008...............     $1.39       $1.08             --
          2007...............     $1.00(i)    $1.39             --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.67       $2.18          6,194
          2012...............     $1.44       $1.67          6,253
          2011...............     $1.44       $1.44          6,313
          2010...............     $1.22       $1.44          6,373
          2009...............     $1.01       $1.22          6,434
          2008...............     $1.58       $1.01             --
          2007...............     $1.00(i)    $1.58             --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.21       $1.27         16,271
          2012...............     $1.21       $1.21         26,459
          2011...............     $1.57       $1.21         21,553
          2010...............     $1.37       $1.57         18,098
          2009...............     $0.81       $1.37         28,740
          2008...............     $2.14       $0.81             --
          2007...............     $1.00(i)    $2.14             --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.37       $1.84         46,646
          2012...............     $1.25       $1.37         50,321
          2011...............     $1.25       $1.25         81,726
          2010...............     $1.13       $1.25         86,114
          2009...............     $0.91       $1.13         81,864
          2008...............     $1.46       $0.91         79,133
          2007...............     $1.18       $1.46         88,725
          2006...............     $1.15       $1.18         47,894
          2005...............     $0.00       $1.15          7,206
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03             --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $1.53       $1.87         72,366
          2012...............     $1.38       $1.53         83,093
          2011...............     $1.64       $1.38        102,531
          2010...............     $1.47       $1.64        102,629
          2009...............     $1.10       $1.47        103,487
          2008...............     $1.94       $1.10        109,049
          2007...............     $1.80       $1.94        106,151
          2006...............     $1.42       $1.80         90,901
          2005...............     $1.31       $1.42         81,727
          2004...............     $0.00       $1.31         78,775
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.59       $1.86          6,542
          2012...............     $1.38       $1.59          6,836
          2011...............     $1.52       $1.38          6,955
          2010...............     $1.35       $1.52          6,144
          2009...............     $1.92       $1.35             --
          2008...............     $1.62       $1.92
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.49       $2.29             --
          2012...............     $1.36       $1.49             --
          2011...............     $1.49       $1.36             --
          2010...............     $1.08       $1.49             --
          2009...............     $0.78       $1.08             --
          2008...............     $1.54       $0.78             --
          2007...............     $1.00(i)    $1.54             --

2.15% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.75       $2.22            --
          2012...............     $1.57       $1.75            --
          2011...............     $1.62       $1.57            --
          2010...............     $1.25       $1.62            --
          2009...............     $0.87       $1.25            --
          2008...............     $1.40       $0.87            --
          2007...............     $1.00(i)    $1.40            --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05            --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.08       $3.18        11,894
          2012...............     $1.66       $2.08        10,561
          2011...............     $1.80       $1.66        12,582
          2010...............     $1.63       $1.80        11,790
          2009...............     $1.16       $1.63        12,534
          2008...............     $1.79       $1.16            --
          2007...............     $1.00(i)    $1.79            --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.33       $1.87        40,115
          2012...............     $1.29       $1.33        40,033
          2011...............     $1.48       $1.29        37,983
          2010...............     $1.17       $1.48        35,545
          2009...............     $0.89       $1.17        34,121
          2008...............     $1.49       $0.89        10,636
          2007...............     $1.35       $1.49        10,195
          2006...............     $1.31       $1.35        14,758
          2005...............     $1.18       $1.31         9,678
          2004...............     $0.00       $1.18         8,486
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.53       $2.00        17,784
          2012...............     $1.32       $1.53        21,332
          2011...............     $1.55       $1.32        33,235
          2010...............     $1.25       $1.55        33,764
          2009...............     $0.99       $1.25        42,857
          2008...............     $1.37       $0.99        34,405
          2007...............     $1.46       $1.37        34,272
          2006...............     $1.27       $1.46        21,013
          2005...............     $1.25       $1.27        15,425
          2004...............     $0.00       $1.25        13,437
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.39       $1.84        22,036
          2012...............     $1.19       $1.39            --
          2011...............     $1.31       $1.19            --
          2010...............     $1.13       $1.31            --
          2009...............     $0.91       $1.13            --
          2008...............     $0.92       $0.91            --
          2007...............     $1.41       $0.92            --
          2006...............     $1.23       $1.41        28,876
          2005...............     $1.21       $1.23        29,151
          2004...............     $0.00       $1.21        29,428
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.59       $1.86            --
          2012...............     $1.43       $1.59            --
          2011...............     $1.44       $1.43            --
          2010...............     $1.36       $1.44            --
          2009...............     $1.11       $1.36            --
          2008...............     $1.35       $1.11            --
          2007...............     $1.00(i)    $1.35            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.70       $2.17            --
          2012...............     $1.40       $1.70            --
          2011...............     $1.54       $1.40            --
          2010...............     $1.47       $1.54            --
          2009...............     $1.03       $1.47         9,766
          2008...............     $1.89       $1.03            --
          2007...............     $1.00(i)    $1.89            --
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.08       $2.33        26,770
          2012...............     $1.88       $2.08        28,138
          2011...............     $2.84       $1.88        40,488
          2010...............     $2.32       $2.84        37,200
          2009...............     $1.32       $2.32        42,683
          2008...............     $2.83       $1.32        42,385
          2007...............     $2.26       $2.83        42,152
          2006...............     $1.58       $2.26        26,772
          2005...............     $1.22       $1.58        13,027
          2004...............     $0.00       $1.22         9,585
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.01       $1.24         5,211
          2012...............     $0.93       $1.01         5,766
          2011...............     $0.98       $0.93         5,591
          2010...............     $0.87       $0.98         5,269
          2009...............     $0.67       $0.87        18,861
          2008...............     $0.95       $0.67            --
          2007...............     $1.00(i)    $0.95            --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.32       $1.68         6,753
          2012...............     $1.15       $1.32         7,643
          2011...............     $1.17       $1.15        29,293
          2010...............     $1.07       $1.17        30,707
          2009...............     $0.79       $1.07        22,257
          2008...............     $1.27       $0.79        20,922
          2007...............     $0.00       $1.27        19,462
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.09       $1.47           198
          2012...............     $0.96       $1.09           806
          2011...............     $1.05       $0.96         1,495
          2010...............     $0.83       $1.05         2,215
          2009...............     $0.60       $0.83         3,015
          2008...............     $1.26       $0.60         3,971
          2007...............     $1.18       $1.26         4,416
          2006...............     $1.18       $1.18         4,459
          2005...............     $1.17       $1.18         4,501
          2004...............     $0.00       $1.17         4,544
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.57       $2.17        15,178
          2012...............     $1.32       $1.57        19,062
          2011...............     $1.51       $1.32        21,576
          2010...............     $1.14       $1.51        21,630
          2009...............     $0.71       $1.14        27,924
          2008...............     $1.20       $0.71        42,202
          2007...............     $1.20       $1.20        35,167
          2006...............     $1.09       $1.20        36,690
          2005...............     $1.06       $1.09        39,524
          2004...............     $0.00       $1.06        42,366
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.50       $1.99        12,846
          2012...............     $1.33       $1.50        15,034
          2011...............     $1.36       $1.33        49,240
          2010...............     $1.25       $1.36        48,705
          2009...............     $1.04       $1.25        39,245
          2008...............     $1.58       $1.04        30,003
          2007...............     $0.00       $1.58        26,740

2.15% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.74       $0.72         17,961
          2012...............     $0.63       $0.74         16,854
          2011...............     $0.79       $0.63         16,734
          2010...............     $0.68       $0.79         15,080
          2009...............     $0.41       $0.68         11,188
          2008...............     $1.00       $0.41             --
          2007...............     $1.00(i)    $0.97             --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.91       $1.22             --
          2012...............     $0.84       $0.91             --
          2011...............     $0.88       $0.84             --
          2010...............     $0.73       $0.88             --
          2009...............     $0.57       $0.73             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(i)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.15       $1.46         21,431
          2012...............     $1.03       $1.15         21,636
          2011...............     $1.07       $1.03         21,843
          2010...............     $1.00       $1.07         22,051
          2009...............     $0.71       $1.00         20,373
          2008...............     $1.33       $0.71         37,951
          2007...............     $1.20       $1.33         51,723
          2006...............     $1.14       $1.20         19,695
          2005...............     $1.11       $1.14         19,882
          2004...............     $0.00       $1.11         20,071
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.35       $0.35        162,437
          2012...............     $0.32       $0.35        162,148
          2011...............     $0.33       $0.32        235,702
          2010...............     $0.30       $0.33        243,987
          2009...............     $0.24       $0.30        251,642
          2008...............     $1.14       $0.24        158,548
          2007...............     $1.17       $1.14        102,029
          2006...............     $1.10       $1.17         76,597
          2005...............     $1.10       $1.10         76,341
          2004...............     $0.00       $1.10         73,250
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $1.77       $2.18         18,475
          2012...............     $1.48       $1.77         18,958
          2011...............     $1.64       $1.48         19,177
          2010...............     $1.46       $1.64         19,174
          2009...............     $1.08       $1.46         17,589
          2008...............     $1.93       $1.08         12,906
          2007...............     $1.75       $1.93         14,450
          2006...............     $1.38       $1.75         14,762
          2005...............     $1.23       $1.38         15,010
          2004...............     $0.00       $1.23         13,406
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.97       $1.34          2,979
          2012...............     $0.85       $0.97          3,007
          2011...............     $0.89       $0.85          3,036
          2010...............     $0.74       $0.89          3,065
          2009...............     $0.55       $0.74          1,660
          2008...............     $0.90       $0.55             --
          2007...............     $1.00(i)    $0.90             --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.03       $1.01        10,709
          2012...............     $1.00       $1.03         9,101
          2011...............     $1.01       $1.00         9,021
          2010...............     $1.00       $1.01         8,260
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.11       $1.07        18,110
          2012...............     $1.04       $1.11        15,221
          2011...............     $1.03       $1.04        15,654
          2010...............     $1.00       $1.03        14,510
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.18       $1.53            --
          2012...............     $1.01       $1.18            --
          2011...............     $1.02       $1.01            --
          2010...............     $0.92       $1.02            --
          2009...............     $0.73       $0.92            --
          2008...............     $1.35       $0.73            --
          2007...............     $1.00(i)    $1.35            --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.17       $1.55            --
          2012...............     $1.00       $1.17            --
          2011...............     $1.08       $1.00            --
          2010...............     $0.96       $1.08            --
          2009...............     $0.76       $0.96            --
          2008...............     $1.26       $0.76            --
          2007...............     $1.00(i)    $1.26            --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.24       $1.56        18,833
          2012...............     $1.04       $1.24        22,643
          2011...............     $1.28       $1.04        26,374
          2010...............     $1.19       $1.28        24,670
          2009...............     $0.98       $1.19        25,123
          2008...............     $1.78       $0.98        29,044
          2007...............     $1.68       $1.78        25,185
          2006...............     $1.34       $1.68        28,689
          2005...............     $1.22       $1.34        34,398
          2004...............     $0.00       $1.22        38,942
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.27       $1.70            --
          2012...............     $1.11       $1.27            --
          2011...............     $1.20       $1.11            --
          2010...............     $1.02       $1.20            --
          2009...............     $0.79       $1.02            --
          2008...............     $1.32       $0.79            --
          2007...............     $1.00(i)    $1.32            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.22       $1.72            --
          2012...............     $1.09       $1.22            --
          2011...............     $1.36       $1.09            --
          2010...............     $1.15       $1.36            --
          2009...............     $0.72       $1.15            --
          2008...............     $1.16       $0.72            --
          2007...............     $1.00(i)    $1.16            --
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.01       $1.07            --
          2012...............     $1.00       $1.01            --
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03            --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.15            --
          2012...............     $1.00       $1.01            --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.01       $1.11            --
          2012...............     $1.00       $1.01            --

2.20% Variable Account Charge




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.21       $1.18        672,192
          2012...............     $1.16       $1.21        688,392
          2011...............     $1.09       $1.16        756,537
          2010...............     $1.02       $1.09        759,060
          2009...............     $0.90       $1.02        737,050
          2008...............     $1.07       $0.90        657,346
          2007...............     $1.07       $1.07        505,958
          2006...............     $1.04       $1.07        373,065
          2005...............     $1.04       $1.04        355,560
          2004...............     $1.01       $1.04        115,595
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.67       $2.17        196,833
          2012...............     $1.46       $1.67        192,075
          2011...............     $1.52       $1.46        203,262
          2010...............     $1.24       $1.52        199,119
          2009...............     $0.93       $1.24        202,874
          2008...............     $1.49       $0.93        167,401
          2007...............     $1.42       $1.49        106,909
          2006...............     $1.32       $1.42         92,327
          2005...............     $1.21       $1.32         95,240
          2004...............     $1.07       $1.21         32,715
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.29       $1.66        170,301
          2012...............     $1.14       $1.29        131,573
          2011...............     $1.15       $1.14        143,013
          2010...............     $1.03       $1.15        144,323
          2009...............     $0.83       $1.03        146,683
          2008...............     $1.36       $0.83        120,251
          2007...............     $1.32       $1.36        108,598
          2006...............     $1.17       $1.32         75,590
          2005...............     $0.00       $1.17          8,762
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.46       $1.42        222,826
          2012...............     $1.28       $1.46        186,642
          2011...............     $1.31       $1.28        191,526
          2010...............     $1.18       $1.31        187,699
          2009...............     $1.03       $1.18        171,596
          2008...............     $1.01       $1.03        108,131
          2007...............     $0.94       $1.01         58,648
          2006...............     $0.92       $0.94         13,477
          2005...............     $1.00(e)    $0.92         17,883
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06             --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.94       $0.92        180,684
          2012...............     $0.96       $0.94        360,336
          2011...............     $0.99       $0.96        360,535
          2010...............     $1.01       $0.99        120,013
          2009...............     $1.03       $1.01        149,535
          2008...............     $0.98       $1.03        170,394
          2007...............     $0.98       $1.03        294,351
          2006...............     $0.98       $1.01        105,430
          2005...............     $0.98       $0.98         99,714
          2004...............     $1.00       $0.98         50,944
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.07       $1.03        457,315
          2012...............     $1.06       $1.07        439,886
          2011...............     $1.02       $1.06        417,547
          2010...............     $0.97       $1.02        435,888
          2009...............     $0.92       $0.97        418,423
          2008...............     $1.08       $0.92        313,391
          2007...............     $1.07       $1.08        384,591
          2006...............     $1.04       $1.07        212,657
          2005...............     $1.03       $1.04        648,225
          2004...............     $1.01       $1.03         87,102




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.84       $1.82        163,851
          2012...............     $1.60       $1.84        162,413
          2011...............     $1.55       $1.60        169,591
          2010...............     $1.23       $1.55        177,584
          2009...............     $1.01       $1.23        190,946
          2008...............     $1.62       $1.01        141,945
          2007...............     $1.96       $1.62        114,970
          2006...............     $1.53       $1.96         75,939
          2005...............     $1.41       $1.53         72,999
          2004...............     $1.07       $1.41         28,603
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.50       $0.60             --
          2012...............     $0.44       $0.50             --
          2011...............     $0.56       $0.44             --
          2010...............     $0.55       $0.56         72,248
          2009...............     $0.42       $0.55             --
          2008...............     $1.00       $0.42             --
          2007...............     $1.00(i)    $0.92             --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.24       $1.64             --
          2012...............     $1.10       $1.24             --
          2011...............     $1.10       $1.10             --
          2010...............     $0.99       $1.10             --
          2009...............     $0.86       $0.99             --
          2008...............     $1.34       $0.86             --
          2007...............     $1.00(i)    $1.34             --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.16       $1.55        155,038
          2012...............     $1.04       $1.16        189,374
          2011...............     $1.06       $1.04        197,284
          2010...............     $0.93       $1.06        207,947
          2009...............     $0.71       $0.93        215,559
          2008...............     $1.24       $0.71        230,223
          2007...............     $1.05       $1.24        271,613
          2006...............     $1.11       $1.05        305,327
          2005...............     $1.11       $1.11        282,010
          2004...............     $1.03       $1.11        129,057
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.37       $1.76        101,123
          2012...............     $1.22       $1.37        118,440
          2011...............     $1.24       $1.22         87,903
          2010...............     $1.12       $1.24         50,623
          2009...............     $0.96       $1.12         37,979
          2008...............     $1.34       $0.96         15,058
          2007...............     $1.44       $1.34         23,001
          2006...............     $1.24       $1.44         47,673
          2005...............     $0.00       $1.24         37,432
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.28       $1.15        137,776
          2012...............     $1.22       $1.28        145,659
          2011...............     $1.12       $1.22        109,583
          2010...............     $1.09       $1.12         74,309
          2009...............     $1.01       $1.09         48,057
          2008...............     $1.05       $1.01         14,885
          2007...............     $1.00(i)    $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.03       $0.98             --
          2012...............     $0.99       $1.03             --
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.99       $1.25             --
          2012...............     $0.82       $0.99             --
          2011...............     $1.00       $0.82             --

2.20% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.88       $1.10             --
          2012...............     $0.76       $0.88             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $0.99       $1.27             --
          2012...............     $0.86       $0.99             --
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.04       $1.35          3,371
          2012...............     $0.90       $1.04            636
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.89       $1.06             --
          2012...............     $0.78       $0.89             --
          2011...............     $1.00       $0.78             --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.93       $1.02         34,763
          2012...............     $0.81       $0.93             --
          2011...............     $0.00       $0.81             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.05       $0.99             --
          2012...............     $1.05       $1.05             --
          2011...............     $1.00       $1.05             --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.55       $1.99        100,215
          2012...............     $1.37       $1.55        113,884
          2011...............     $1.44       $1.37        100,718
          2010...............     $1.26       $1.44        108,894
          2009...............     $0.95       $1.26        114,796
          2008...............     $1.69       $0.95         90,810
          2007...............     $1.48       $1.69        112,219
          2006...............     $1.35       $1.48         74,538
          2005...............     $1.19       $1.35         72,635
          2004...............     $0.00       $1.19         10,913
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.28       $1.60        314,220
          2012...............     $1.11       $1.28        377,552
          2011...............     $1.13       $1.11        408,691
          2010...............     $1.01       $1.13        431,986
          2009...............     $0.79       $1.01        453,230
          2008...............     $1.42       $0.79        409,741
          2007...............     $1.43       $1.42        349,390
          2006...............     $1.22       $1.43        299,225
          2005...............     $1.18       $1.22        310,671
          2004...............     $1.08       $1.18        151,168
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.27       $1.31        169,114
          2012...............     $1.14       $1.27        129,979
          2011...............     $1.12       $1.14        117,042
          2010...............     $1.01       $1.12         97,175
          2009...............     $0.72       $1.01         84,410
          2008...............     $0.98       $0.72         44,257
          2007...............     $1.00(i)    $0.98             --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $1.90       $2.53         60,909
          2012...............     $1.70       $1.90         71,908
          2011...............     $1.95       $1.70         73,749
          2010...............     $1.55       $1.95         75,089
          2009...............     $1.13       $1.55         78,008
          2008...............     $1.92       $1.13         65,540
          2007...............     $1.70       $1.92         79,472
          2006...............     $1.54       $1.70         50,649
          2005...............     $1.34       $1.54         49,314
          2004...............     $0.00       $1.34         14,107




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.16       $1.47             --
          2012...............     $1.06       $1.16             --
          2011...............     $1.10       $1.06             --
          2010...............     $1.01       $1.10             --
          2009...............     $0.79       $1.01             --
          2008...............     $1.24       $0.79             --
          2007...............     $1.00(i)    $1.24             --
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.34       $1.68          7,233
          2012...............     $1.20       $1.34          9,767
          2011...............     $1.24       $1.20          2,514
          2010...............     $1.14       $1.24          2,498
          2009...............     $0.93       $1.14          2,455
          2008...............     $1.50       $0.93          2,548
          2007...............     $0.00       $1.50          2,389
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.03       $1.37         95,636
          2012...............     $0.89       $1.03        107,381
          2011...............     $0.94       $0.89         97,551
          2010...............     $0.75       $0.94         78,741
          2009...............     $0.60       $0.75         78,455
          2008...............     $0.91       $0.60         47,773
          2007...............     $1.00(i)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.36       $1.84          2,796
          2012...............     $1.25       $1.36          4,277
          2011...............     $1.35       $1.25          4,481
          2010...............     $1.08       $1.35          4,395
          2009...............     $0.77       $1.08          4,896
          2008...............     $1.37       $0.77          9,410
          2007...............     $1.25       $1.37          9,580
          2006...............     $1.18       $1.25          8,312
          2005...............     $1.15       $1.18          8,037
          2004...............     $1.06       $1.15          4,033
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.16       $2.09         36,776
          2012...............     $1.95       $2.16         33,916
          2011...............     $2.37       $1.95         33,701
          2010...............     $2.06       $2.37         36,432
          2009...............     $1.22       $2.06         18,579
          2008...............     $2.64       $1.22         20,059
          2007...............     $2.09       $2.64         24,749
          2006...............     $1.67       $2.09         31,979
          2005...............     $1.34       $1.67         32,295
          2004...............     $1.10       $1.34          5,341
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.06       $1.04        181,438
          2012...............     $1.05       $1.06        186,015
          2011...............     $1.01       $1.05        147,359
          2010...............     $1.00       $1.01         21,597
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.03             --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.85       $0.98         81,871
          2012...............     $0.76       $0.85         84,915
          2011...............     $0.82       $0.76         97,260
          2010...............     $0.72       $0.82        101,289
          2009...............     $0.58       $0.72             --
          2008...............     $1.00       $0.58             --
          2007...............     $1.00(i)    $0.94             --

2.20% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.97       $1.06         39,845
          2012...............     $0.89       $0.97         40,873
          2011...............     $0.92       $0.89         42,624
          2010...............     $0.84       $0.92         16,404
          2009...............     $0.72       $0.84             --
          2008...............     $0.97       $0.72             --
          2007...............     $1.00(i)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.06       $1.06         13,869
          2012...............     $1.03       $1.06         55,217
          2011...............     $1.02       $1.03         53,408
          2010...............     $0.98       $1.02         78,202
          2009...............     $0.93       $0.98         79,022
          2008...............     $1.01       $0.93         55,033
          2007...............     $1.00(i)    $1.01             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.90       $1.02             --
          2012...............     $0.81       $0.90        452,191
          2011...............     $0.86       $0.81        456,740
          2010...............     $0.77       $0.86             --
          2009...............     $0.63       $0.77             --
          2008...............     $1.00       $0.63             --
          2007...............     $1.00(i)    $0.95             --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.01       $1.06        316,207
          2012...............     $0.96       $1.01        319,385
          2011...............     $0.97       $0.96        322,607
          2010...............     $0.90       $0.97        325,845
          2009...............     $0.82       $0.90        329,119
          2008...............     $1.00       $0.82        361,147
          2007...............     $1.00(i)    $0.99         29,053
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.22       $1.67             --
          2012...............     $1.10       $1.22             --
          2011...............     $1.21       $1.10             --
          2010...............     $1.03       $1.21             --
          2009...............     $0.64       $1.03          5,318
          2008...............     $1.28       $0.64             --
          2007...............     $1.00(i)    $1.28             --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $1.00       $1.31             --
          2012...............     $0.87       $1.00             --
          2011...............     $0.88       $0.87             --
          2010...............     $0.74       $0.88             --
          2009...............     $0.54       $0.74             --
          2008...............     $0.95       $0.54             --
          2007...............     $1.00(i)    $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.36       $1.80         60,967
          2012...............     $1.17       $1.36         65,464
          2011...............     $1.22       $1.17         43,750
          2010...............     $1.08       $1.22         19,967
          2009...............     $0.86       $1.08         16,626
          2008...............     $1.36       $0.86         25,407
          2007...............     $1.43       $1.36         34,682
          2006...............     $1.26       $1.43         37,240
          2005...............     $1.23       $1.26         37,521
          2004...............     $1.07       $1.23         31,824




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(O):
          2013...............     $1.31       $1.65         11,748
          2012...............     $1.17       $1.31         11,866
          2011...............     $1.20       $1.17             --
          2010...............     $1.13       $1.20             --
          2009...............     $0.90       $1.13             --
          2008...............     $1.32       $0.90             --
          2007...............     $1.00(i)    $1.32             --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.05       $1.29         16,485
          2012...............     $0.96       $1.05         17,443
          2011...............     $1.00       $0.96         17,923
          2010...............     $0.95       $1.00         15,685
          2009...............     $0.73       $0.95         14,689
          2008...............     $1.21       $0.73         15,505
          2007...............     $1.21       $1.21         14,582
          2006...............     $1.12       $1.21         14,414
          2005...............     $0.00       $1.12         14,540
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.39       $1.82             --
          2012...............     $1.25       $1.39             --
          2011...............     $1.30       $1.25             --
          2010...............     $1.19       $1.30             --
          2009...............     $0.98       $1.19             --
          2008...............     $1.47       $0.98             --
          2007...............     $1.00(i)    $1.47             --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $0.99       $1.32        121,164
          2012...............     $0.89       $0.99        139,553
          2011...............     $0.92       $0.89        120,684
          2010...............     $0.73       $0.92         96,164
          2009...............     $0.62       $0.73        101,886
          2008...............     $0.92       $0.62         74,023
          2007...............     $1.00(i)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.35       $2.88         62,805
          2012...............     $2.02       $2.35         76,688
          2011...............     $2.22       $2.02         85,759
          2010...............     $2.09       $2.22        119,550
          2009...............     $1.71       $2.09         92,101
          2008...............     $2.35       $1.71         58,844
          2007...............     $1.67       $2.35         74,510
          2006...............     $1.42       $1.67         28,564
          2005...............     $1.17       $1.42         14,844
          2004...............     $0.00       $1.17         34,277
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.51       $1.82         86,550
          2012...............     $1.38       $1.51         79,506
          2011...............     $1.36       $1.38         60,295
          2010...............     $1.19       $1.36         63,967
          2009...............     $1.07       $1.19         65,581
          2008...............     $1.39       $1.07         18,559
          2007...............     $0.00       $1.39         21,747
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.66       $2.17         77,529
          2012...............     $1.43       $1.66         13,966
          2011...............     $1.44       $1.43         15,184
          2010...............     $1.22       $1.44         15,509
          2009...............     $1.00       $1.22          4,815
          2008...............     $1.57       $1.00             --
          2007...............     $1.00(i)    $1.57             --

2.20% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.20       $1.27        109,117
          2012...............     $1.21       $1.20        111,279
          2011...............     $1.57       $1.21         99,768
          2010...............     $1.37       $1.57         90,050
          2009...............     $0.81       $1.37         85,637
          2008...............     $2.14       $0.81         78,003
          2007...............     $1.52       $2.14         52,690
          2006...............     $1.24       $1.52         23,188
          2005...............     $1.00(e)    $1.24         20,261
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.37       $1.83        247,179
          2012...............     $1.24       $1.37        282,399
          2011...............     $1.24       $1.24        275,701
          2010...............     $1.13       $1.24        258,656
          2009...............     $0.91       $1.13        246,734
          2008...............     $1.46       $0.91        181,028
          2007...............     $1.18       $1.46         98,129
          2006...............     $1.15       $1.18         54,794
          2005...............     $1.06       $1.15         65,020
          2004...............     $0.00       $1.06          9,169
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03             --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $1.53       $1.87        287,665
          2012...............     $1.38       $1.53        349,450
          2011...............     $1.63       $1.38        320,883
          2010...............     $1.46       $1.63        301,851
          2009...............     $1.09       $1.46        295,052
          2008...............     $1.94       $1.09        251,419
          2007...............     $1.80       $1.94        198,766
          2006...............     $1.42       $1.80        181,778
          2005...............     $1.31       $1.42        192,957
          2004...............     $1.09       $1.31         71,315
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.58       $1.85         65,384
          2012...............     $1.37       $1.58         67,152
          2011...............     $1.51       $1.37         50,620
          2010...............     $1.35       $1.51         16,785
          2009...............     $1.09       $1.35          4,761
          2008...............     $1.92       $1.09          4,809
          2007...............     $1.62       $1.92          4,857
          2006...............     $1.37       $1.62          4,906
          2005...............     $0.00       $1.37          4,956
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.48       $2.28          1,885
          2012...............     $1.35       $1.48          1,904
          2011...............     $1.49       $1.35          6,787
          2010...............     $1.08       $1.49          6,856
          2009...............     $0.78       $1.08          1,962
          2008...............     $1.54       $0.78             --
          2007...............     $1.00(i)    $1.54             --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.74       $2.21         11,668
          2012...............     $1.57       $1.74         13,150
          2011...............     $1.61       $1.57             --
          2010...............     $1.25       $1.61          8,464
          2009...............     $0.87       $1.25             --
          2008...............     $1.40       $0.87             --
          2007...............     $0.00       $1.40             --
          2006...............     $1.20       $0.00             --
          2005...............     $1.00(e)    $1.20          5,593




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.04             --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05             --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.07       $3.16         14,266
          2012...............     $1.65       $2.07         19,820
          2011...............     $1.79       $1.65         19,537
          2010...............     $1.63       $1.79         21,905
          2009...............     $1.16       $1.63         19,111
          2008...............     $1.79       $1.16         15,764
          2007...............     $1.47       $1.79         16,727
          2006...............     $1.39       $1.47         10,997
          2005...............     $0.00       $1.39          7,125
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.33       $1.86         53,385
          2012...............     $1.29       $1.33         62,297
          2011...............     $1.47       $1.29         60,684
          2010...............     $1.17       $1.47         59,982
          2009...............     $0.89       $1.17         64,108
          2008...............     $1.49       $0.89         59,606
          2007...............     $1.34       $1.49         56,093
          2006...............     $1.31       $1.34         31,687
          2005...............     $1.18       $1.31         35,385
          2004...............     $0.00       $1.18          4,924
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.53       $1.99         66,835
          2012...............     $1.31       $1.53         85,135
          2011...............     $1.54       $1.31         94,650
          2010...............     $1.25       $1.54        103,068
          2009...............     $0.99       $1.25        119,622
          2008...............     $1.36       $0.99        118,531
          2007...............     $1.46       $1.36        125,968
          2006...............     $1.27       $1.46        108,404
          2005...............     $1.25       $1.27        109,574
          2004...............     $1.11       $1.25         30,746
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.38       $1.83         58,246
          2012...............     $1.19       $1.38         58,006
          2011...............     $1.31       $1.19         61,254
          2010...............     $1.13       $1.31         60,934
          2009...............     $0.91       $1.13         82,744
          2008...............     $1.40       $0.91         74,495
          2007...............     $1.41       $1.40         82,974
          2006...............     $0.00       $1.41         64,461
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.58       $1.85             --
          2012...............     $1.43       $1.58             --
          2011...............     $1.44       $1.43             --
          2010...............     $1.36       $1.44         18,088
          2009...............     $1.11       $1.36             --
          2008...............     $1.35       $1.11             --
          2007...............     $1.00       $1.35             --
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.69       $2.16         60,112
          2012...............     $1.39       $1.69         67,759
          2011...............     $1.53       $1.39         58,921
          2010...............     $1.47       $1.53         58,388
          2009...............     $1.03       $1.47         64,980
          2008...............     $1.89       $1.03         61,502
          2007...............     $1.41       $1.89         48,908
          2006...............     $1.32       $1.41         43,407
          2005...............     $0.00       $1.32         41,790

2.20% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.07       $2.32        161,412
          2012...............     $1.87       $2.07        171,301
          2011...............     $2.83       $1.87        158,357
          2010...............     $2.31       $2.83        167,119
          2009...............     $1.32       $2.31        138,885
          2008...............     $2.83       $1.32        133,721
          2007...............     $2.26       $2.83         79,477
          2006...............     $1.57       $2.26         62,324
          2005...............     $1.22       $1.57         67,165
          2004...............     $0.00       $1.22         17,629
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.01       $1.24         84,988
          2012...............     $0.93       $1.01         94,094
          2011...............     $0.98       $0.93         75,426
          2010...............     $0.87       $0.98         63,448
          2009...............     $0.67       $0.87         55,518
          2008...............     $0.95       $0.67         38,836
          2007...............     $1.00(i)    $0.95             --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.31       $1.67        152,164
          2012...............     $1.15       $1.31        177,879
          2011...............     $1.17       $1.15        170,623
          2010...............     $1.07       $1.17        149,449
          2009...............     $0.78       $1.07        149,799
          2008...............     $1.27       $0.78        118,295
          2007...............     $1.17       $1.27         32,151
          2006...............     $0.00       $1.17          7,380
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.09       $1.46          6,562
          2012...............     $0.96       $1.09          7,377
          2011...............     $1.04       $0.96          7,402
          2010...............     $0.82       $1.04          7,574
          2009...............     $0.60       $0.82             --
          2008...............     $1.26       $0.60             --
          2007...............     $1.00(i)    $1.26             --
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.56       $2.16         55,062
          2012...............     $1.32       $1.56         19,786
          2011...............     $1.51       $1.32         27,594
          2010...............     $1.13       $1.51         32,654
          2009...............     $0.71       $1.13         27,808
          2008...............     $1.20       $0.71         30,899
          2007...............     $1.20       $1.20         30,961
          2006...............     $1.09       $1.20         36,719
          2005...............     $1.06       $1.09         30,159
          2004...............     $1.02       $1.06         20,019
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.50       $1.98        285,384
          2012...............     $1.32       $1.50        333,087
          2011...............     $1.36       $1.32        345,319
          2010...............     $1.25       $1.36        325,431
          2009...............     $1.04       $1.25        304,006
          2008...............     $1.58       $1.04        221,732
          2007...............     $1.50       $1.58         45,491
          2006...............     $1.27       $1.50         12,708
          2005...............     $0.00       $1.27         22,257
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.74       $0.72         96,006
          2012...............     $0.63       $0.74         91,251
          2011...............     $0.79       $0.63         78,399
          2010...............     $0.68       $0.79        115,581
          2009...............     $0.41       $0.68         35,764
          2008...............     $1.00       $0.41         15,120
          2007...............     $1.00(i)    $0.97             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.90       $1.21         19,206
          2012...............     $0.83       $0.90             --
          2011...............     $0.88       $0.83             --
          2010...............     $0.73       $0.88             --
          2009...............     $0.57       $0.73             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(i)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.14       $1.45             --
          2012...............     $1.03       $1.14             --
          2011...............     $1.06       $1.03             --
          2010...............     $1.00       $1.06             --
          2009...............     $0.71       $1.00             --
          2008...............     $1.33       $0.71          8,169
          2007...............     $1.19       $1.33         10,329
          2006...............     $1.13       $1.19         14,410
          2005...............     $1.11       $1.13         16,851
          2004...............     $1.06       $1.11          8,503
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.35       $0.34        487,288
          2012...............     $0.31       $0.35        488,249
          2011...............     $0.33       $0.31        502,282
          2010...............     $0.29       $0.33        505,645
          2009...............     $0.24       $0.29        550,644
          2008...............     $1.14       $0.24        404,527
          2007...............     $1.17       $1.14        211,587
          2006...............     $1.10       $1.17        121,246
          2005...............     $1.10       $1.10        118,252
          2004...............     $1.03       $1.10         54,179
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $1.76       $2.16         40,133
          2012...............     $1.48       $1.76          3,583
          2011...............     $1.64       $1.48          1,170
          2010...............     $1.46       $1.64         21,399
          2009...............     $1.07       $1.46          1,127
          2008...............     $1.93       $1.07          6,559
          2007...............     $1.74       $1.93         11,192
          2006...............     $1.38       $1.74         11,611
          2005...............     $1.23       $1.38         14,955
          2004...............     $1.07       $1.23         10,406
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.97       $1.34             --
          2012...............     $0.84       $0.97             --
          2011...............     $0.88       $0.84             --
          2010...............     $0.73       $0.88             --
          2009...............     $0.55       $0.73             --
          2008...............     $0.90       $0.55             --
          2007...............     $1.00(i)    $0.90             --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04             --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.03       $1.01        179,068
          2012...............     $1.00       $1.03        186,714
          2011...............     $1.01       $1.00        151,706
          2010...............     $1.00       $1.01          8,794
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.11       $1.07        405,008
          2012...............     $1.04       $1.11        355,492
          2011...............     $1.03       $1.04        241,415
          2010...............     $1.00       $1.03         71,063

2.20% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.18       $1.53        24,428
          2012...............     $1.01       $1.18        27,500
          2011...............     $1.01       $1.01        29,098
          2010...............     $0.92       $1.01        31,281
          2009...............     $0.73       $0.92        35,950
          2008...............     $1.35       $0.73        35,888
          2007...............     $1.45       $1.35        31,545
          2006...............     $1.28       $1.45         8,428
          2005...............     $0.00       $1.28         5,110
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.16       $1.55            --
          2012...............     $1.00       $1.16            --
          2011...............     $1.07       $1.00            --
          2010...............     $0.96       $1.07            --
          2009...............     $0.75       $0.96            --
          2008...............     $1.26       $0.75            --
          2007...............     $1.00(i)    $1.26            --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.24       $1.55            --
          2012...............     $1.04       $1.24            --
          2011...............     $1.28       $1.04            --
          2010...............     $1.19       $1.28            --
          2009...............     $0.97       $1.19            --
          2008...............     $1.78       $0.97            --
          2007...............     $1.68       $1.78         2,288
          2006...............     $1.34       $1.68         6,940
          2005...............     $1.22       $1.34         9,284
          2004...............     $1.08       $1.22        12,173
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.27       $1.69            --
          2012...............     $1.11       $1.27            --
          2011...............     $1.19       $1.11            --
          2010...............     $1.02       $1.19            --
          2009...............     $0.79       $1.02            --
          2008...............     $1.32       $0.79            --
          2007...............     $1.00(i)    $1.32            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.22       $1.71            --
          2012...............     $1.09       $1.22            --
          2011...............     $1.36       $1.09            --
          2010...............     $1.15       $1.36        22,076
          2009...............     $0.72       $1.15            --
          2008...............     $1.16       $0.72            --
          2007...............     $1.00(i)    $1.16            --
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.01       $1.07            --
          2012...............     $1.00       $1.01            --
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03            --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.15            --
          2012...............     $1.00       $1.01            --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.01       $1.11            --
          2012...............     $1.00       $1.01            --




2.25% Variable Account Charge




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.21       $1.17        139,189
          2012...............     $1.15       $1.21        130,471
          2011...............     $1.09       $1.15        113,942
          2010...............     $1.02       $1.09        213,107
          2009...............     $0.90       $1.02        168,711
          2008...............     $1.07       $0.90        188,405
          2007...............     $1.07       $1.07        225,144
          2006...............     $1.04       $1.07        201,699
          2005...............     $1.04       $1.04        162,951
          2004...............     $0.00       $1.04        126,735
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.66       $2.16         64,593
          2012...............     $1.45       $1.66         68,241
          2011...............     $1.52       $1.45         69,204
          2010...............     $1.23       $1.52         74,996
          2009...............     $0.92       $1.23         46,823
          2008...............     $1.49       $0.92         46,135
          2007...............     $1.42       $1.49         52,253
          2006...............     $1.32       $1.42         48,750
          2005...............     $1.21       $1.32         52,143
          2004...............     $0.00       $1.21         35,258
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.29       $1.66         25,030
          2012...............     $1.14       $1.29         25,972
          2011...............     $1.15       $1.14         27,705
          2010...............     $1.02       $1.15             --
          2009...............     $0.83       $1.02             --
          2008...............     $1.36       $0.83             --
          2007...............     $1.00(i)    $1.36             --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.45       $1.42         81,414
          2012...............     $1.28       $1.45         78,969
          2011...............     $1.31       $1.28         99,823
          2010...............     $1.18       $1.31         70,642
          2009...............     $1.02       $1.18         21,897
          2008...............     $1.00       $1.02         99,343
          2007...............     $0.00       $1.00          6,734
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06             --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.94       $0.92         17,633
          2012...............     $0.96       $0.94         17,867
          2011...............     $0.98       $0.96         14,825
          2010...............     $1.00       $0.98         45,577
          2009...............     $1.02       $1.00        129,975
          2008...............     $1.03       $1.02         45,863
          2007...............     $1.00       $1.03         61,196
          2006...............     $0.98       $1.00         22,187
          2005...............     $0.98       $0.98         54,028
          2004...............     $0.00       $0.98         37,947
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.07       $1.02         30,973
          2012...............     $1.06       $1.07         29,789
          2011...............     $1.01       $1.06         27,409
          2010...............     $0.97       $1.01         28,945
          2009...............     $0.92       $0.97         25,941
          2008...............     $1.08       $0.92         12,866
          2007...............     $0.00       $1.08          4,807

2.25% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.83       $1.81         34,361
          2012...............     $1.59       $1.83         29,859
          2011...............     $1.54       $1.59         24,885
          2010...............     $1.22       $1.54         56,149
          2009...............     $1.00       $1.22         25,848
          2008...............     $1.61       $1.00         16,831
          2007...............     $1.96       $1.61         20,334
          2006...............     $1.53       $1.96         20,457
          2005...............     $1.41       $1.53         23,040
          2004...............     $0.00       $1.41         19,195
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.49       $0.59             --
          2012...............     $0.44       $0.49             --
          2011...............     $0.56       $0.44             --
          2010...............     $0.55       $0.56             --
          2009...............     $0.42       $0.55         35,635
          2008...............     $1.00       $0.42             --
          2007...............     $1.00(i)    $0.92             --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04          3,505
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.23       $1.63             --
          2012...............     $1.10       $1.23             --
          2011...............     $1.09       $1.10             --
          2010...............     $0.98       $1.09             --
          2009...............     $0.85       $0.98             --
          2008...............     $1.34       $0.85             --
          2007...............     $1.00(i)    $1.34             --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.15       $1.54             --
          2012...............     $1.04       $1.15             --
          2011...............     $1.05       $1.04             --
          2010...............     $0.93       $1.05        102,550
          2009...............     $0.71       $0.93        110,771
          2008...............     $1.24       $0.71        107,739
          2007...............     $1.05       $1.24        159,919
          2006...............     $1.11       $1.05        163,848
          2005...............     $1.11       $1.11        156,475
          2004...............     $0.00       $1.11        115,260
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.36       $1.75         77,519
          2012...............     $1.22       $1.36         79,653
          2011...............     $1.23       $1.22         57,557
          2010...............     $1.12       $1.23         55,002
          2009...............     $0.95       $1.12             --
          2008...............     $1.33       $0.95             --
          2007...............     $1.44       $1.33         23,762
          2006...............     $1.24       $1.44         22,947
          2005...............     $0.00       $1.24         23,443
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.28       $1.14        136,510
          2012...............     $1.22       $1.28        151,279
          2011...............     $1.11       $1.22        174,383
          2010...............     $1.08       $1.11        112,286
          2009...............     $1.01       $1.08             --
          2008...............     $1.05       $1.01             --
          2007...............     $1.00(i)    $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.02       $0.98             --
          2012...............     $0.99       $1.02         16,186
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.99       $1.25             --
          2012...............     $0.82       $0.99             --
          2011...............     $1.00       $0.82             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.88       $1.10          6,964
          2012...............     $0.76       $0.88             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $0.99       $1.26             --
          2012...............     $0.86       $0.99             --
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.03       $1.35          2,908
          2012...............     $0.90       $1.03          3,564
          2011...............     $1.00       $0.90          4,638
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.89       $1.06             --
          2012...............     $0.78       $0.89             --
          2011...............     $1.00       $0.78             --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.93       $1.02             --
          2012...............     $0.81       $0.93             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.04       $0.99             --
          2012...............     $1.05       $1.04             --
          2011...............     $1.00       $1.05             --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.55       $1.98         13,311
          2012...............     $1.36       $1.55         14,318
          2011...............     $1.43       $1.36          9,278
          2010...............     $1.25       $1.43          6,174
          2009...............     $0.95       $1.25          6,116
          2008...............     $1.69       $0.95             --
          2007...............     $1.00(i)    $1.69             --
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.27       $1.59         18,635
          2012...............     $1.11       $1.27         20,551
          2011...............     $1.13       $1.11         22,835
          2010...............     $1.00       $1.13        139,129
          2009...............     $0.79       $1.00        153,927
          2008...............     $1.41       $0.79        133,704
          2007...............     $1.43       $1.41        145,677
          2006...............     $1.22       $1.43        160,518
          2005...............     $1.18       $1.22        170,981
          2004...............     $0.00       $1.18        142,379
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.26       $1.31         48,149
          2012...............     $1.14       $1.26         47,096
          2011...............     $1.12       $1.14         33,267
          2010...............     $1.01       $1.12         50,061
          2009...............     $0.72       $1.01          7,298
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(i)    $0.98             --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $1.89       $2.51          4,774
          2012...............     $1.69       $1.89          5,507
          2011...............     $1.94       $1.69          5,146
          2010...............     $1.54       $1.94          4,305
          2009...............     $1.13       $1.54          4,725
          2008...............     $1.91       $1.13             --
          2007...............     $1.00(i)    $1.91             --
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.16       $1.46             --
          2012...............     $1.06       $1.16             --
          2011...............     $1.10       $1.06             --
          2010...............     $1.00       $1.10             --
          2009...............     $0.79       $1.00             --
          2008...............     $1.24       $0.79             --
          2007...............     $1.00(i)    $1.24             --

2.25% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.34       $ 1.68        7,678
          2012...............     $1.20       $ 1.34        8,555
          2011...............     $1.24       $ 1.20        8,517
          2010...............     $1.14       $ 1.24        7,242
          2009...............     $0.92       $ 1.14        7,100
          2008...............     $1.50       $ 0.92           --
          2007...............     $1.00(i)    $ 1.50           --
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.03       $ 1.37       31,881
          2012...............     $0.89       $ 1.03       33,596
          2011...............     $0.94       $ 0.89       23,018
          2010...............     $0.75       $ 0.94       23,266
          2009...............     $0.59       $ 0.75           --
          2008...............     $0.91       $ 0.59           --
          2007...............     $1.00(i)    $ 0.91           --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.35       $ 1.83           --
          2012...............     $1.25       $ 1.35           --
          2011...............     $1.34       $ 1.25           --
          2010...............     $1.08       $ 1.34           --
          2009...............     $0.77       $ 1.08        5,725
          2008...............     $1.36       $ 0.77           --
          2007...............     $1.00(i)    $ 1.36           --
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.15       $ 2.08       11,525
          2012...............     $1.94       $ 2.15       11,646
          2011...............     $2.36       $ 1.94       10,063
          2010...............     $2.05       $ 2.36           --
          2009...............     $1.22       $ 2.05        2,955
          2008...............     $2.63       $ 1.22           --
          2007...............     $2.09       $ 2.63        6,556
          2006...............     $1.67       $ 2.09        8,302
          2005...............     $1.34       $ 1.67        8,619
          2004...............     $0.00       $ 1.34        5,341
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.06       $ 1.04       86,183
          2012...............     $1.05       $ 1.06       83,298
          2011...............     $1.01       $ 1.05       58,858
          2010...............     $1.00       $ 1.01       55,612
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $ 1.03           --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.84       $0.97-
          2012...............     $0.76       $ 0.84           --
          2011...............     $0.81       $ 0.76           --
          2010...............     $0.72       $ 0.81           --
          2009...............     $0.58       $ 0.72           --
          2008...............     $1.00       $ 0.58           --
          2007...............     $1.00(i)    $ 0.94           --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.96       $ 1.06       91,689
          2012...............     $0.89       $ 0.96       93,749
          2011...............     $0.92       $ 0.89       74,366
          2010...............     $0.84       $ 0.92       75,150
          2009...............     $0.72       $ 0.84           --
          2008...............     $0.97       $ 0.72           --
          2007...............     $1.00(i)    $ 0.97           --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.06       $1.06         6,882
          2012...............     $1.03       $1.06        11,094
          2011...............     $1.02       $1.03        96,086
          2010...............     $0.97       $1.02        89,319
          2009...............     $0.93       $0.97        40,062
          2008...............     $1.01       $0.93            --
          2007...............     $1.00(i)    $1.01            --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.89       $1.02            --
          2012...............     $0.81       $0.89            --
          2011...............     $0.86       $0.81            --
          2010...............     $0.77       $0.86            --
          2009...............     $0.63       $0.77            --
          2008...............     $1.00       $0.63            --
          2007...............     $1.00(i)    $0.95            --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.01       $1.06        91,450
          2012...............     $0.95       $1.01        93,698
          2011...............     $0.97       $0.95        76,539
          2010...............     $0.90       $0.97        68,954
          2009...............     $0.82       $0.90            --
          2008...............     $1.00       $0.82            --
          2007...............     $1.00(i)    $0.99            --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.22       $1.67            --
          2012...............     $1.10       $1.22            --
          2011...............     $1.20       $1.10            --
          2010...............     $1.03       $1.20            --
          2009...............     $0.63       $1.03         6,305
          2008...............     $1.28       $0.63            --
          2007...............     $1.00(i)    $1.28            --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $0.99       $1.30            --
          2012...............     $0.87       $0.99            --
          2011...............     $0.88       $0.87            --
          2010...............     $0.74       $0.88            --
          2009...............     $0.54       $0.74            --
          2008...............     $0.95       $0.54            --
          2007...............     $1.00(i)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.35       $1.79        46,828
          2012...............     $1.16       $1.35        48,630
          2011...............     $1.21       $1.16        31,863
          2010...............     $1.07       $1.21        32,202
          2009...............     $0.75       $1.07            --
          2008...............     $1.36       $0.75            --
          2007...............     $1.43       $1.36        34,682
          2006...............     $1.26       $1.43        37,240
          2005...............     $1.23       $1.26        37,521
          2004...............     $1.07       $1.23        31,824
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.30       $1.64            --
          2012...............     $1.17       $1.30            --
          2011...............     $1.20       $1.17            --
          2010...............     $1.12       $1.20            --
          2009...............     $0.90       $1.12            --
          2008...............     $1.32       $0.90            --
          2007...............     $1.00(i)    $1.32            --

2.25% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.05       $1.28        12,494
          2012...............     $0.96       $1.05         2,951
          2011...............     $1.00       $0.96         3,779
          2010...............     $0.94       $1.00            --
          2009...............     $0.72       $0.94            --
          2008...............     $1.20       $0.72            --
          2007...............     $1.00(i)    $1.20            --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.39       $1.81         3,516
          2012...............     $1.24       $1.39         4,273
          2011...............     $1.30       $1.24         5,671
          2010...............     $1.18       $1.30            --
          2009...............     $0.98       $1.18            --
          2008...............     $1.47       $0.98            --
          2007...............     $1.00(i)    $1.47            --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $0.98       $1.32        46,013
          2012...............     $0.89       $0.98        47,723
          2011...............     $0.91       $0.89        36,878
          2010...............     $0.73       $0.91        37,311
          2009...............     $0.62       $0.73            --
          2008...............     $0.92       $0.62            --
          2007...............     $1.00(i)    $0.92            --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.34       $2.86        73,628
          2012...............     $2.01       $2.34        77,050
          2011...............     $2.21       $2.01        75,480
          2010...............     $2.08       $2.21         4,492
          2009...............     $1.70       $2.08        19,371
          2008...............     $2.35       $1.70            --
          2007...............     $1.00(i)    $2.35            --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.50       $1.81        30,967
          2012...............     $1.37       $1.50        28,864
          2011...............     $1.36       $1.37        32,318
          2010...............     $1.19       $1.36            --
          2009...............     $1.07       $1.19            --
          2008...............     $1.39       $1.07            --
          2007...............     $1.00(i)    $1.39            --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.65       $2.16        73,146
          2012...............     $1.43       $1.65        76,211
          2011...............     $1.43       $1.43        80,453
          2010...............     $1.21       $1.43            --
          2009...............     $1.00       $1.21            --
          2008...............     $1.57       $1.00            --
          2007...............     $1.00(i)    $1.57            --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.20       $1.26        18,133
          2012...............     $1.20       $1.20        17,239
          2011...............     $1.56       $1.20        12,847
          2010...............     $1.37       $1.56         7,190
          2009...............     $0.81       $1.37        12,051
          2008...............     $2.14       $0.81            --
          2007...............     $1.00(i)    $2.14            --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.36       $1.82        94,243
          2012...............     $1.24       $1.36        98,652
          2011...............     $1.24       $1.24        79,870
          2010...............     $1.12       $1.24        80,424
          2009...............     $0.90       $1.12        17,513
          2008...............     $1.45       $0.90        17,139
          2007...............     $1.18       $1.45        41,172
          2006...............     $1.15       $1.18        39,610
          2005...............     $0.00       $1.15        36,349




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03            --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $1.52       $1.86        74,658
          2012...............     $1.37       $1.52        77,817
          2011...............     $1.63       $1.37        58,106
          2010...............     $1.46       $1.63        95,742
          2009...............     $1.09       $1.46        59,480
          2008...............     $1.93       $1.09        51,883
          2007...............     $1.80       $1.93        68,591
          2006...............     $1.42       $1.80        75,501
          2005...............     $1.30       $1.42        85,684
          2004...............     $0.00       $1.30        65,854
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.58       $1.84        59,973
          2012...............     $1.37       $1.58        60,188
          2011...............     $1.51       $1.37        42,018
          2010...............     $1.34       $1.51        42,440
          2009...............     $1.08       $1.34            --
          2008...............     $1.91       $1.08            --
          2007...............     $1.00(i)    $1.91            --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.47       $2.27        20,133
          2012...............     $1.35       $1.47        20,345
          2011...............     $1.48       $1.35        15,364
          2010...............     $1.08       $1.48            --
          2009...............     $0.78       $1.08            --
          2008...............     $1.53       $0.78            --
          2007...............     $1.00(i)    $1.53            --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.73       $2.20        49,977
          2012...............     $1.56       $1.73        53,093
          2011...............     $1.61       $1.56        37,091
          2010...............     $1.25       $1.61        19,244
          2009...............     $0.87       $1.25         8,071
          2008...............     $1.40       $0.87            --
          2007...............     $1.00(i)    $1.40            --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05            --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.06       $3.15        16,302
          2012...............     $1.65       $2.06        15,845
          2011...............     $1.79       $1.65        16,013
          2010...............     $1.62       $1.79            --
          2009...............     $1.15       $1.62         8,123
          2008...............     $1.78       $1.15            --
          2007...............     $1.00(i)    $1.78            --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.32       $1.85        38,238
          2012...............     $1.28       $1.32        42,604
          2011...............     $1.47       $1.28        43,695
          2010...............     $1.17       $1.47            --
          2009...............     $0.88       $1.17            --
          2008...............     $1.49       $0.88            --
          2007...............     $1.00(i)    $1.49            --

2.25% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.52       $1.98        37,572
          2012...............     $1.31       $1.52        41,220
          2011...............     $1.54       $1.31        44,994
          2010...............     $1.24       $1.54        33,642
          2009...............     $0.98       $1.24        46,412
          2008...............     $1.36       $0.98        42,298
          2007...............     $1.45       $1.36        47,542
          2006...............     $1.27       $1.45        46,660
          2005...............     $1.25       $1.27        50,865
          2004...............     $0.00       $1.25        38,991
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.37       $1.82         9,275
          2012...............     $1.18       $1.37         5,468
          2011...............     $1.30       $1.18            --
          2010...............     $1.12       $1.30            --
          2009...............     $0.91       $1.12        11,551
          2008...............     $1.40       $0.91            --
          2007...............     $1.00(i)    $1.40            --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.57       $1.84            --
          2012...............     $1.42       $1.57            --
          2011...............     $1.43       $1.42            --
          2010...............     $1.36       $1.43            --
          2009...............     $1.10       $1.36            --
          2008...............     $1.35       $1.10            --
          2007...............     $1.00(i)    $1.35            --
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.68       $2.15         1,559
          2012...............     $1.39       $1.68         7,581
          2011...............     $1.53       $1.39         2,446
          2010...............     $1.47       $1.53            --
          2009...............     $1.03       $1.47            --
          2008...............     $1.88       $1.03            --
          2007...............     $1.00(i)    $1.88            --
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.06       $2.31        14,440
          2012...............     $1.87       $2.06        20,796
          2011...............     $2.82       $1.87        13,230
          2010...............     $2.31       $2.82        19,217
          2009...............     $1.32       $2.31        27,702
          2008...............     $2.82       $1.32        22,156
          2007...............     $2.25       $2.82        21,615
          2006...............     $1.57       $2.25        23,209
          2005...............     $1.22       $1.57        33,807
          2004...............     $0.00       $1.22        29,593
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.00       $1.23        48,612
          2012...............     $0.93       $1.00        49,488
          2011...............     $0.98       $0.93        30,667
          2010...............     $0.87       $0.98        30,994
          2009...............     $0.67       $0.87            --
          2008...............     $0.95       $0.67            --
          2007...............     $1.00       $0.95            --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.30       $1.66        87,649
          2012...............     $1.14       $1.30        90,972
          2011...............     $1.17       $1.14        72,341
          2010...............     $1.06       $1.17        72,920
          2009...............     $0.78       $1.06        19,917
          2008...............     $1.27       $0.78        20,362
          2007...............     $0.00       $1.27         6,588




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.08       $1.45             --
          2012...............     $0.95       $1.08             --
          2011...............     $1.04       $0.95             --
          2010...............     $0.82       $1.04             --
          2009...............     $0.59       $0.82             --
          2008...............     $1.26       $0.59             --
          2007...............     $1.00(i)    $1.26             --
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.55       $2.14             --
          2012...............     $1.31       $1.55             --
          2011...............     $1.50       $1.31             --
          2010...............     $1.13       $1.50         16,278
          2009...............     $0.71       $1.13         14,097
          2008...............     $1.20       $0.71             --
          2007...............     $1.00(i)    $1.20             --
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.49       $1.97        103,787
          2012...............     $1.31       $1.49        106,489
          2011...............     $1.35       $1.31         88,098
          2010...............     $1.24       $1.35         86,766
          2009...............     $1.04       $1.24         29,045
          2008...............     $1.58       $1.04         28,289
          2007...............     $0.00       $1.58          9,253
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.74       $0.72         54,529
          2012...............     $0.63       $0.74         52,840
          2011...............     $0.79       $0.63         40,745
          2010...............     $0.68       $0.79         25,853
          2009...............     $0.41       $0.68         15,103
          2008...............     $1.00       $0.41             --
          2007...............     $1.00(i)    $0.97             --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.90       $1.21             --
          2012...............     $0.83       $0.90             --
          2011...............     $0.88       $0.83             --
          2010...............     $0.73       $0.88             --
          2009...............     $0.57       $0.73             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(i)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.14       $1.44             --
          2012...............     $1.02       $1.14             --
          2011...............     $1.06       $1.02             --
          2010...............     $0.99       $1.06             --
          2009...............     $0.71       $0.99             --
          2008...............     $1.33       $0.71             --
          2007...............     $1.00(i)    $1.33             --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.35       $0.34         88,740
          2012...............     $0.31       $0.35        104,554
          2011...............     $0.33       $0.31         62,872
          2010...............     $0.29       $0.33        189,673
          2009...............     $0.24       $0.29        194,508
          2008...............     $1.14       $0.24         68,603
          2007...............     $1.17       $1.14         75,008
          2006...............     $1.10       $1.17         71,070
          2005...............     $1.10       $1.10         69,633
          2004...............     $0.00       $1.10         46,855

2.25% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $1.75       $2.15             --
          2012...............     $1.47       $1.75             --
          2011...............     $1.63       $1.47             --
          2010...............     $1.45       $1.63             --
          2009...............     $1.07       $1.45             --
          2008...............     $1.92       $1.07             --
          2007...............     $1.00(i)    $1.92             --
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z) (AR):
          2013...............     $0.97       $1.33          2,755
          2012...............     $0.84       $0.97          3,762
          2011...............     $0.88       $0.84          4,946
          2010...............     $0.73       $0.88             --
          2009...............     $0.55       $0.73             --
          2008...............     $0.90       $0.55             --
          2007...............     $1.00(i)    $0.90             --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04             --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.03       $1.01        197,963
          2012...............     $1.00       $1.03        192,314
          2011...............     $1.01       $1.00        175,040
          2010...............     $1.00       $1.01         56,587
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.11       $1.06        308,185
          2012...............     $1.04       $1.11        296,190
          2011...............     $1.03       $1.04        226,216
          2010...............     $1.00       $1.03        131,273
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.17       $1.52             --
          2012...............     $1.01       $1.17             --
          2011...............     $1.01       $1.01             --
          2010...............     $0.92       $1.01             --
          2009...............     $0.73       $0.92             --
          2008...............     $1.34       $0.73             --
          2007...............     $1.00(i)    $1.34             --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.16       $1.54             --
          2012...............     $1.00       $1.16             --
          2011...............     $1.07       $1.00             --
          2010...............     $0.95       $1.07             --
          2009...............     $0.75       $0.95             --
          2008...............     $1.25       $0.75             --
          2007...............     $1.00(i)    $1.25             --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.23       $1.54             --
          2012...............     $1.03       $1.23             --
          2011...............     $1.27       $1.03             --
          2010...............     $1.18       $1.27             --
          2009...............     $0.79       $1.18             --
          2008...............     $1.78       $0.79             --
          2007...............     $1.68       $1.78         25,185
          2006...............     $1.34       $1.68         28,689
          2005...............     $1.22       $1.34         34,398
          2004...............     $0.00       $1.22         38,942
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.26       $1.68             --
          2012...............     $1.10       $1.26             --
          2011...............     $1.19       $1.10             --
          2010...............     $1.02       $1.19             --
          2009...............     $0.79       $1.02             --
          2008...............     $1.31       $0.79             --
          2007...............     $1.00(i)    $1.31        180,120




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.21       $1.70            --
          2012...............     $1.09       $1.21            --
          2011...............     $1.35       $1.09            --
          2010...............     $1.14       $1.35            --
          2009...............     $0.71       $1.14            --
          2008...............     $1.16       $0.71            --
          2007...............     $1.00(i)    $1.16            --
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.01       $1.07        25,652
          2012...............     $1.00       $1.01        27,013
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03            --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.14        26,012
          2012...............     $1.00       $1.01        27,390
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.01       $1.11         6,885
          2012...............     $1.00       $1.01         6,957



2.30% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.20       $1.17         50,332
          2012...............     $1.15       $1.20         74,439
          2011...............     $1.09       $1.15         69,495
          2010...............     $1.01       $1.09         95,891
          2009...............     $0.90       $1.01         97,161
          2008...............     $1.06       $0.90        110,662
          2007...............     $1.06       $1.06        130,801
          2006...............     $1.04       $1.06        131,935
          2005...............     $1.04       $1.04        116,908
          2004...............     $0.00       $1.04         68,594
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.66       $2.15          9,943
          2012...............     $1.44       $1.66         16,341
          2011...............     $1.51       $1.44         15,645
          2010...............     $1.23       $1.51         24,687
          2009...............     $0.92       $1.23         27,059
          2008...............     $1.49       $0.92         27,579
          2007...............     $1.42       $1.49         28,538
          2006...............     $1.32       $1.42         32,623
          2005...............     $1.21       $1.32         28,431
          2004...............     $0.00       $1.21         19,315
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.28       $1.65             --
          2012...............     $1.13       $1.28             --
          2011...............     $1.14       $1.13             --
          2010...............     $1.02       $1.14             --
          2009...............     $0.83       $1.02             --
          2008...............     $1.35       $0.83             --
          2007...............     $1.00(i)    $1.35             --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.45       $1.41          9,126
          2012...............     $1.27       $1.45         15,186
          2011...............     $1.31       $1.27          8,529
          2010...............     $1.17       $1.31          2,543
          2009...............     $1.02       $1.17          2,571
          2008...............     $1.00       $1.02          2,599
          2007...............     $0.94       $1.00          2,628
          2006...............     $0.00       $0.94          3,699

2.30% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06             --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.93       $0.91          7,924
          2012...............     $0.96       $0.93         28,352
          2011...............     $0.98       $0.96        212,677
          2010...............     $1.00       $0.98         28,925
          2009...............     $1.02       $1.00         27,636
          2008...............     $1.02       $1.02         34,372
          2007...............     $1.00       $1.02         43,574
          2006...............     $0.98       $1.00         42,315
          2005...............     $0.98       $0.98         42,622
          2004...............     $0.00       $0.98         22,728
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.06       $1.02          8,239
          2012...............     $1.05       $1.06          6,723
          2011...............     $1.01       $1.05          5,594
          2010...............     $0.97       $1.01          8,225
          2009...............     $0.91       $0.97          3,015
          2008...............     $1.08       $0.91          3,516
          2007...............     $1.07       $1.08          4,296
          2006...............     $1.04       $1.07          6,339
          2005...............     $1.03       $1.04          6,172
          2004...............     $0.00       $1.03         17,236
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.82       $1.80         10,560
          2012...............     $1.58       $1.82         24,911
          2011...............     $1.54       $1.58         25,047
          2010...............     $1.22       $1.54         30,552
          2009...............     $1.00       $1.22         35,896
          2008...............     $1.61       $1.00         32,996
          2007...............     $1.96       $1.61         33,317
          2006...............     $1.53       $1.96         33,534
          2005...............     $1.41       $1.53         36,390
          2004...............     $1.07       $1.41         49,204
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.49       $0.59             --
          2012...............     $0.44       $0.49             --
          2011...............     $0.56       $0.44             --
          2010...............     $0.55       $0.56             --
          2009...............     $0.42       $0.55             --
          2008...............     $1.00       $0.42             --
          2007...............     $1.00(i)    $0.92             --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.23       $1.62             --
          2012...............     $1.10       $1.23             --
          2011...............     $1.09       $1.10             --
          2010...............     $0.98       $1.09             --
          2009...............     $0.85       $0.98             --
          2008...............     $1.33       $0.85             --
          2007...............     $1.37       $1.33             --
          2006...............     $1.20       $1.37             --
          2005...............     $1.18       $1.20         40,275
          2004...............     $1.07       $1.18         64,016




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.15       $1.54         36,712
          2012...............     $1.03       $1.15         53,589
          2011...............     $1.05       $1.03         59,854
          2010...............     $0.93       $1.05         85,244
          2009...............     $0.70       $0.93         88,865
          2008...............     $1.23       $0.70         89,443
          2007...............     $1.05       $1.23         93,505
          2006...............     $1.11       $1.05        107,658
          2005...............     $1.11       $1.11         87,106
          2004...............     $0.00       $1.11         61,288
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.36       $1.74             --
          2012...............     $1.21       $1.36          8,642
          2011...............     $1.23       $1.21             --
          2010...............     $1.11       $1.23         12,349
          2009...............     $0.95       $1.11         12,114
          2008...............     $1.33       $0.95         11,622
          2007...............     $1.44       $1.33         12,638
          2006...............     $1.24       $1.44         21,283
          2005...............     $1.21       $1.24         54,904
          2004...............     $0.00       $1.21         43,282
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.27       $1.14         10,363
          2012...............     $1.21       $1.27         25,289
          2011...............     $1.11       $1.21          6,948
          2010...............     $1.08       $1.11          6,323
          2009...............     $1.01       $1.08             --
          2008...............     $1.05       $1.01             --
          2007...............     $1.00(i)    $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.02       $0.97             --
          2012...............     $0.99       $1.02             --
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.99       $1.25             --
          2012...............     $0.82       $0.99             --
          2011...............     $1.00       $0.82             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.88       $1.10             --
          2012...............     $0.76       $0.88             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $0.99       $1.26             --
          2012...............     $0.86       $0.99             --
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.03       $1.35             --
          2012...............     $0.90       $1.03             --
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.89       $1.06             --
          2012...............     $0.78       $0.89             --
          2011...............     $1.00       $0.78             --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.93       $1.01             --
          2012...............     $0.81       $0.93             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.04       $0.99             --
          2012...............     $1.05       $1.04             --
          2011...............     $1.00       $1.05             --

2.30% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.54       $1.97         17,032
          2012...............     $1.36       $1.54         41,755
          2011...............     $1.43       $1.36         70,433
          2010...............     $1.25       $1.43         74,300
          2009...............     $0.94       $1.25         76,883
          2008...............     $1.69       $0.94         78,109
          2007...............     $1.47       $1.69         78,333
          2006...............     $1.35       $1.47         80,221
          2005...............     $1.18       $1.35         70,539
          2004...............     $0.00       $1.18         63,867
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.26       $1.58         44,474
          2012...............     $1.11       $1.26         69,529
          2011...............     $1.12       $1.11         80,978
          2010...............     $1.00       $1.12        101,624
          2009...............     $0.79       $1.00        103,552
          2008...............     $1.41       $0.79        103,588
          2007...............     $1.43       $1.41         96,926
          2006...............     $1.22       $1.43        106,606
          2005...............     $1.18       $1.22        146,700
          2004...............     $1.08       $1.18        142,466
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.26       $1.30             --
          2012...............     $1.13       $1.26          9,115
          2011...............     $1.12       $1.13             --
          2010...............     $1.01       $1.12             --
          2009...............     $0.72       $1.01             --
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(i)    $0.98             --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $1.88       $2.50         10,565
          2012...............     $1.68       $1.88         26,474
          2011...............     $1.93       $1.68         49,173
          2010...............     $1.54       $1.93         51,475
          2009...............     $1.13       $1.54         54,410
          2008...............     $1.91       $1.13         55,105
          2007...............     $1.69       $1.91         55,108
          2006...............     $1.54       $1.69         57,423
          2005...............     $1.34       $1.54         63,241
          2004...............     $0.00       $1.34         59,733
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.15       $1.45             --
          2012...............     $1.05       $1.15             --
          2011...............     $1.09       $1.05             --
          2010...............     $1.00       $1.09             --
          2009...............     $0.79       $1.00             --
          2008...............     $1.23       $0.79             --
          2007...............     $1.00(i)    $1.23             --
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.33       $1.67             46
          2012...............     $1.19       $1.33             48
          2011...............     $1.23       $1.19             50
          2010...............     $1.13       $1.23          2,562
          2009...............     $0.92       $1.13          2,491
          2008...............     $1.50       $0.92          2,423
          2007...............     $1.48       $1.50          2,448
          2006...............     $1.28       $1.48          2,309
          2005...............     $1.18       $1.28          2,360
          2004...............     $0.00       $1.18             68




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.02       $1.36            --
          2012...............     $0.88       $1.02            --
          2011...............     $0.94       $0.88            --
          2010...............     $0.75       $0.94            --
          2009...............     $0.59       $0.75            --
          2008...............     $0.91       $0.59            --
          2007...............     $1.00(i)    $0.91            --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.35       $1.82            --
          2012...............     $1.24       $1.35            --
          2011...............     $1.34       $1.24            --
          2010...............     $1.07       $1.34            --
          2009...............     $0.76       $1.07            --
          2008...............     $1.36       $0.76            --
          2007...............     $1.25       $1.36            --
          2006...............     $1.18       $1.25            --
          2005...............     $1.15       $1.18         9,884
          2004...............     $0.00       $1.15         9,436
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.14       $2.07         5,683
          2012...............     $1.93       $2.14         5,433
          2011...............     $2.35       $1.93         5,413
          2010...............     $2.05       $2.35         6,399
          2009...............     $1.21       $2.05         8,318
          2008...............     $2.62       $1.21         9,966
          2007...............     $2.09       $2.62         7,820
          2006...............     $1.67       $2.09         8,953
          2005...............     $1.34       $1.67        10,622
          2004...............     $1.10       $1.34         9,961
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.06       $1.04            --
          2012...............     $1.05       $1.06        16,859
          2011...............     $1.01       $1.05            --
          2010...............     $1.00       $1.01            --
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.03            --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.84       $0.97            --
          2012...............     $0.75       $0.84            --
          2011...............     $0.81       $0.75            --
          2010...............     $0.72       $0.81            --
          2009...............     $0.58       $0.72            --
          2008...............     $1.00       $0.58            --
          2007...............     $1.00(i)    $0.94            --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.96       $1.05            --
          2012...............     $0.89       $0.96            --
          2011...............     $0.92       $0.89            --
          2010...............     $0.83       $0.92            --
          2009...............     $0.72       $0.83            --
          2008...............     $0.97       $0.72            --
          2007...............     $1.00(i)    $0.97            --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.06       $1.06        16,897
          2012...............     $1.03       $1.06        17,111
          2011...............     $1.02       $1.03        17,328
          2010...............     $0.97       $1.02        17,547
          2009...............     $0.93       $0.97        17,769
          2008...............     $1.01       $0.93        17,996
          2007...............     $1.00(i)    $1.01            --

2.30% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.89       $1.02            --
          2012...............     $0.81       $0.89            --
          2011...............     $0.86       $0.81            --
          2010...............     $0.77       $0.86            --
          2009...............     $0.63       $0.77            --
          2008...............     $1.00       $0.63            --
          2007...............     $1.00(i)    $0.95            --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.00       $1.05            --
          2012...............     $0.95       $1.00            --
          2011...............     $0.96       $0.95            --
          2010...............     $0.90       $0.96            --
          2009...............     $0.82       $0.90            --
          2008...............     $1.00       $0.82            --
          2007...............     $1.00(i)    $0.99            --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT (H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.21       $1.66         1,385
          2012...............     $1.09       $1.21         1,401
          2011...............     $1.20       $1.09            --
          2010...............     $1.02       $1.20            --
          2009...............     $0.63       $1.02            --
          2008...............     $1.27       $0.63            --
          2007...............     $1.00(i)    $1.27            --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $0.99       $1.30            --
          2012...............     $0.87       $0.99            --
          2011...............     $0.88       $0.87            --
          2010...............     $0.74       $0.88            --
          2009...............     $0.54       $0.74            --
          2008...............     $0.95       $0.54            --
          2007...............     $1.00(i)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.34       $1.78            --
          2012...............     $1.16       $1.34         7,401
          2011...............     $1.21       $1.16            --
          2010...............     $1.07       $1.21            --
          2009...............     $0.85       $1.07            --
          2008...............     $1.36       $0.85            --
          2007...............     $1.42       $1.36            --
          2006...............     $1.25       $1.42         1,944
          2005...............     $1.23       $1.25        24,255
          2004...............     $0.00       $1.23        24,437
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.29       $1.63            --
          2012...............     $1.16       $1.29            --
          2011...............     $1.20       $1.16            --
          2010...............     $1.12       $1.20            --
          2009...............     $0.90       $1.12            --
          2008...............     $1.31       $0.90            --
          2007...............     $1.00(i)    $1.31            --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA) (AV):
          2013...............     $1.04       $1.28            --
          2012...............     $0.95       $1.04            --
          2011...............     $0.99       $0.95            --
          2010...............     $0.94       $0.99            --
          2009...............     $0.72       $0.94            --
          2008...............     $1.20       $0.72            --
          2007...............     $1.00(i)    $1.20            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.38       $1.80            --
          2012...............     $1.24       $1.38            --
          2011...............     $1.29       $1.24            --
          2010...............     $1.18       $1.29            --
          2009...............     $0.97       $1.18            --
          2008...............     $1.47       $0.97            --
          2007...............     $1.00(i)    $1.47            --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $0.98       $1.31            --
          2012...............     $0.88       $0.98            --
          2011...............     $0.91       $0.88            --
          2010...............     $0.73       $0.91            --
          2009...............     $0.62       $0.73            --
          2008...............     $0.92       $0.62            --
          2007...............     $1.00(i)    $0.92            --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.33       $2.85        10,469
          2012...............     $2.00       $2.33        10,894
          2011...............     $2.21       $2.00        25,194
          2010...............     $2.08       $2.21        24,970
          2009...............     $1.70       $2.08        26,847
          2008...............     $2.34       $1.70        27,531
          2007...............     $1.66       $2.34        34,023
          2006...............     $1.42       $1.66        26,556
          2005...............     $0.00       $1.42         7,040
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.49       $1.80            --
          2012...............     $1.37       $1.49            --
          2011...............     $1.35       $1.37            --
          2010...............     $1.18       $1.35         2,605
          2009...............     $1.07       $1.18         2,581
          2008...............     $1.38       $1.07         2,557
          2007...............     $1.25       $1.38         2,949
          2006...............     $1.15       $1.25         2,875
          2005...............     $1.12       $1.15         7,315
          2004...............     $0.00       $1.12         4,538
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.65       $2.15            --
          2012...............     $1.42       $1.65            --
          2011...............     $1.43       $1.42            --
          2010...............     $1.21       $1.43         3,199
          2009...............     $1.00       $1.21         9,463
          2008...............     $1.57       $1.00         8,841
          2007...............     $0.00       $1.57         8,638
          2006...............     $1.23       $1.32            --
          2005...............     $0.00       $1.23         8,290
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.19       $1.26         5,287
          2012...............     $1.20       $1.19         5,000
          2011...............     $1.56       $1.20         4,701
          2010...............     $1.36       $1.56         3,891
          2009...............     $0.80       $1.36         8,428
          2008...............     $2.13       $0.80         8,042
          2007...............     $1.52       $2.13         7,123
          2006...............     $1.24       $1.52         2,562
          2005...............     $1.00(e)    $1.24         9,025

2.30% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.36       $1.81         3,126
          2012...............     $1.23       $1.36         6,273
          2011...............     $1.23       $1.23         3,202
          2010...............     $1.12       $1.23        18,825
          2009...............     $0.90       $1.12        18,987
          2008...............     $1.45       $0.90        19,036
          2007...............     $1.18       $1.45        18,978
          2006...............     $1.15       $1.18        30,278
          2005...............     $0.00       $1.15        17,360
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03            --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $1.51       $1.85        19,983
          2012...............     $1.37       $1.51        32,228
          2011...............     $1.62       $1.37        24,577
          2010...............     $1.46       $1.62        39,221
          2009...............     $1.09       $1.46        43,875
          2008...............     $1.93       $1.09        47,766
          2007...............     $1.79       $1.93        44,270
          2006...............     $1.42       $1.79        46,162
          2005...............     $1.30       $1.42        50,459
          2004...............     $1.09       $1.30        44,627
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.57       $1.83         4,707
          2012...............     $1.36       $1.57         4,596
          2011...............     $1.50       $1.36         4,210
          2010...............     $1.34       $1.50         3,510
          2009...............     $1.08       $1.34            --
          2008...............     $1.91       $1.08            --
          2007...............     $1.00(i)    $1.91            --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.47       $2.26           691
          2012...............     $1.34       $1.47           699
          2011...............     $1.48       $1.34           707
          2010...............     $1.07       $1.48           715
          2009...............     $0.78       $1.07           723
          2008...............     $1.53       $0.78           731
          2007...............     $1.47       $1.53           739
          2006...............     $1.34       $1.47           741
          2005...............     $1.14       $1.34           749
          2004...............     $0.00       $1.14           902

         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.73       $2.19            --
          2012...............     $1.56       $1.73            --
          2011...............     $1.60       $1.56            --
          2010...............     $1.25       $1.60            --
          2009...............     $0.87       $1.25            --
          2008...............     $1.39       $0.87            --
          2007...............     $1.00(i)    $1.39            --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05            --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.05       $3.13         1,110
          2012...............     $1.64       $2.05         1,346
          2011...............     $1.78       $1.64         1,323
          2010...............     $1.62       $1.78         1,169
          2009...............     $1.15       $1.62           155
          2008...............     $1.78       $1.15           164
          2007...............     $1.46       $1.78           170
          2006...............     $1.39       $1.46           177
          2005...............     $1.21       $1.39           184
          2004...............     $0.00       $1.21           192
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.31       $1.84           805
          2012...............     $1.28       $1.31           815
          2011...............     $1.46       $1.28           825
          2010...............     $1.16       $1.46         4,096
          2009...............     $0.88       $1.16         4,142
          2008...............     $1.48       $0.88         4,228
          2007...............     $1.34       $1.48         3,226
          2006...............     $1.30       $1.34         1,781
          2005...............     $1.18       $1.30         2,532
          2004...............     $1.06       $1.18        18,900
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.51       $1.97        11,988
          2012...............     $1.30       $1.51        13,876
          2011...............     $1.53       $1.30        15,326
          2010...............     $1.24       $1.53        21,364
          2009...............     $0.98       $1.24        27,719
          2008...............     $1.36       $0.98        28,371
          2007...............     $1.45       $1.36        30,703
          2006...............     $1.27       $1.45        25,142
          2005...............     $1.25       $1.27        36,225
          2004...............     $1.11       $1.25        39,181
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.37       $1.81            --
          2012...............     $1.18       $1.37            --
          2011...............     $1.30       $1.18            --
          2010...............     $1.12       $1.30         1,734
          2009...............     $0.90       $1.12         5,014
          2008...............     $1.40       $0.90         4,915
          2007...............     $1.29       $1.40         4,573
          2006...............     $1.23       $1.29            --
          2005...............     $1.21       $1.23        29,540
          2004...............     $0.00       $1.21        25,760
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.57       $1.83         3,060
          2012...............     $1.41       $1.57         2,922
          2011...............     $1.43       $1.41         2,704
          2010...............     $1.35       $1.43         2,333
          2009...............     $1.10       $1.35            --
          2008...............     $1.34       $1.10            --
          2007...............     $1.00(i)    $1.34            --
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.67       $2.14           742
          2012...............     $1.38       $1.67           750
          2011...............     $1.52       $1.38           758
          2010...............     $1.46       $1.52           767
          2009...............     $1.02       $1.46           775
          2008...............     $1.88       $1.02           784
          2007...............     $0.00       $1.88           792

2.30% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.05       $2.29         9,913
          2012...............     $1.86       $2.05        10,783
          2011...............     $2.81       $1.86         9,165
          2010...............     $2.30       $2.81        10,934
          2009...............     $1.31       $2.30        14,320
          2008...............     $2.81       $1.31        17,282
          2007...............     $2.25       $2.81        15,066
          2006...............     $1.57       $2.25        17,933
          2005...............     $1.22       $1.57        22,930
          2004...............     $0.00       $1.22        15,922
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.00       $1.23            --
          2012...............     $0.92       $1.00            --
          2011...............     $0.97       $0.92            --
          2010...............     $0.86       $0.97            --
          2009...............     $0.67       $0.86            --
          2008...............     $0.95       $0.67            --
          2007...............     $1.00(i)    $0.95            --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.30       $1.65            --
          2012...............     $1.14       $1.30         6,107
          2011...............     $1.16       $1.14            --
          2010...............     $1.06       $1.16            --
          2009...............     $0.78       $1.06            --
          2008...............     $1.27       $0.78            --
          2007...............     $1.00(i)    $1.27            --
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.08       $1.45            --
          2012...............     $0.95       $1.08            --
          2011...............     $1.03       $0.95            --
          2010...............     $0.82       $1.03            --
          2009...............     $0.59       $0.82            --
          2008...............     $1.25       $0.59            --
          2007...............     $1.00(i)    $1.25            --
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.55       $2.13         2,264
          2012...............     $1.31       $1.55         5,331
          2011...............     $1.50       $1.31         5,824
          2010...............     $1.13       $1.50         6,783
          2009...............     $0.71       $1.13         7,904
          2008...............     $1.20       $0.71         9,145
          2007...............     $1.20       $1.20         9,607
          2006...............     $1.09       $1.20        10,431
          2005...............     $1.06       $1.09        10,103
          2004...............     $1.02       $1.06        24,538
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.48       $1.96         3,796
          2012...............     $1.31       $1.48        12,061
          2011...............     $1.35       $1.31         3,884
          2010...............     $1.24       $1.35         5,438
          2009...............     $1.03       $1.24         8,237
          2008...............     $1.57       $1.03         8,005
          2007...............     $1.50       $1.57         7,987
          2006...............     $1.27       $1.50            --
          2005...............     $0.00       $1.27         3,663
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.74       $0.71            --
          2012...............     $0.63       $0.74            --
          2011...............     $0.79       $0.63            --
          2010...............     $0.68       $0.79            --
          2009...............     $0.41       $0.68            --
          2008...............     $0.97       $0.41            --
          2007...............     $1.00(i)    $0.97            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.90       $1.21            --
          2012...............     $0.83       $0.90            --
          2011...............     $0.88       $0.83            --
          2010...............     $0.73       $0.88            --
          2009...............     $0.57       $0.73            --
          2008...............     $0.96       $0.57            --
          2007...............     $1.00(i)    $0.96            --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.13       $1.43            --
          2012...............     $1.02       $1.13            --
          2011...............     $1.06       $1.02            --
          2010...............     $0.99       $1.06            --
          2009...............     $0.70       $0.99            --
          2008...............     $0.00       $0.70            --
          2007...............     $1.19       $1.32            --
          2006...............     $1.13       $1.19         2,123
          2005...............     $1.10       $1.13         2,146
          2004...............     $0.00       $1.10         2,070
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.35       $0.34        25,691
          2012...............     $0.31       $0.35        47,648
          2011...............     $0.33       $0.31        50,661
          2010...............     $0.29       $0.33        83,963
          2009...............     $0.24       $0.29        91,070
          2008...............     $1.14       $0.24        36,653
          2007...............     $1.17       $1.14        32,036
          2006...............     $1.09       $1.17        30,882
          2005...............     $1.10       $1.09        79,170
          2004...............     $0.00       $1.10        56,494
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $1.74       $2.14            --
          2012...............     $1.47       $1.74            --
          2011...............     $1.62       $1.47            --
          2010...............     $1.45       $1.62         2,049
          2009...............     $1.07       $1.45         5,988
          2008...............     $1.92       $1.07         6,350
          2007...............     $1.74       $1.92         5,295
          2006...............     $1.38       $1.74            --
          2005...............     $1.22       $1.38         1,549
          2004...............     $1.07       $1.22         6,883
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.97       $1.33            --
          2012...............     $0.84       $0.97            --
          2011...............     $0.88       $0.84            --
          2010...............     $0.73       $0.88            --
          2009...............     $0.55       $0.73            --
          2008...............     $0.90       $0.55            --
          2007...............     $1.00(i)    $0.90            --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04            --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.03       $1.00            --
          2012...............     $1.00       $1.03        17,637
          2011...............     $1.01       $1.00            --
          2010...............     $1.00       $1.01            --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.11       $1.06            --
          2012...............     $1.04       $1.11        22,853
          2011...............     $1.03       $1.04            --
          2010...............     $1.00       $1.03            --

2.30% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.17       $1.51            --
          2012...............     $1.00       $1.17        10,203
          2011...............     $1.01       $1.00        10,316
          2010...............     $0.91       $1.01        10,430
          2009...............     $0.72       $0.91        10,545
          2008...............     $1.34       $0.72        10,662
          2007...............     $1.44       $1.34        10,780
          2006...............     $1.27       $1.44        10,900
          2005...............     $0.00       $1.27        24,401
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.15       $1.53            --
          2012...............     $0.99       $1.15            --
          2011...............     $1.06       $0.99            --
          2010...............     $0.95       $1.06            --
          2009...............     $0.75       $0.95            --
          2008...............     $1.25       $0.75            --
          2007...............     $1.00(i)    $1.25            --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.23       $1.54         1,280
          2012...............     $1.03       $1.23         9,569
          2011...............     $1.27       $1.03         9,490
          2010...............     $1.18       $1.27         9,572
          2009...............     $0.97       $1.18         9,822
          2008...............     $1.77       $0.97         9,738
          2007...............     $1.67       $1.77        10,193
          2006...............     $1.34       $1.67         9,369
          2005...............     $1.22       $1.34        11,286
          2004...............     $1.07       $1.22        14,627
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.25       $1.67            --
          2012...............     $1.10       $1.25            --
          2011...............     $1.18       $1.10            --
          2010...............     $1.01       $1.18            --
          2009...............     $0.79       $1.01            --
          2008...............     $1.31       $0.79            --
          2007...............     $1.00(i)    $1.31            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.21       $1.69            --
          2012...............     $1.08       $1.21            --
          2011...............     $1.35       $1.08            --
          2010...............     $1.14       $1.35            --
          2009...............     $0.71       $1.14            --
          2008...............     $1.16       $0.71            --
          2007...............     $1.12       $1.16            --
          2006...............     $1.09       $1.12            --
          2005...............     $1.05       $1.09            --
          2004...............     $0.00       $1.05        15,634
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.01       $1.07            --
          2012...............     $1.00       $1.01            --
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03            --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.14            --
          2012...............     $1.00       $1.01            --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.01       $1.11            --
          2012...............     $1.00       $1.01            --




2.35% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.20       $1.16        334,354
          2012...............     $1.14       $1.20        259,504
          2011...............     $1.08       $1.14        259,129
          2010...............     $1.01       $1.08        354,802
          2009...............     $0.90       $1.01        275,796
          2008...............     $1.06       $0.90        129,864
          2007...............     $1.06       $1.06         25,679
          2006...............     $1.04       $1.06         18,270
          2005...............     $1.04       $1.04         18,047
          2004...............     $0.00       $1.04          2,964
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.65       $2.14         73,972
          2012...............     $1.44       $1.65         87,171
          2011...............     $1.51       $1.44         86,394
          2010...............     $1.23       $1.51        115,611
          2009...............     $0.92       $1.23         92,721
          2008...............     $1.48       $0.92         72,113
          2007...............     $1.41       $1.48         24,526
          2006...............     $1.32       $1.41          4,370
          2005...............     $1.21       $1.32          4,387
          2004...............     $0.00       $1.21          2,318
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.27       $1.64             --
          2012...............     $1.13       $1.27             --
          2011...............     $1.14       $1.13             --
          2010...............     $1.02       $1.14          7,294
          2009...............     $0.83       $1.02          7,384
          2008...............     $1.35       $0.83             --
          2007...............     $1.00(i)    $1.35             --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.44       $1.41        116,705
          2012...............     $1.27       $1.44         90,142
          2011...............     $1.30       $1.27         88,691
          2010...............     $1.17       $1.30        106,587
          2009...............     $1.02       $1.17        106,546
          2008...............     $1.00       $1.02         38,782
          2007...............     $0.00       $1.00         20,010
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06             --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.93       $0.91         42,895
          2012...............     $0.95       $0.93         45,459
          2011...............     $0.98       $0.95         99,663
          2010...............     $1.00       $0.98         80,858
          2009...............     $1.02       $1.00         64,908
          2008...............     $1.02       $1.02         90,223
          2007...............     $1.00       $1.02         11,896
          2006...............     $0.98       $1.00         11,039
          2005...............     $0.00       $0.98         11,101
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.06       $1.01         12,789
          2012...............     $1.05       $1.06         11,853
          2011...............     $1.00       $1.05         11,550
          2010...............     $0.96       $1.00         26,355
          2009...............     $0.91       $0.96          7,323
          2008...............     $1.07       $0.91          7,866
          2007...............     $1.00(i)    $1.07             --
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.82       $1.79         79,841
          2012...............     $1.58       $1.82         71,329
          2011...............     $1.53       $1.58         65,921
          2010...............     $1.22       $1.53         76,410
          2009...............     $1.00       $1.22         30,660
          2008...............     $1.61       $1.00         17,009
          2007...............     $0.00       $1.61          1,733

2.35% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.49       $0.59        137,750
          2012...............     $0.44       $0.49        142,825
          2011...............     $0.56       $0.44        134,794
          2010...............     $0.55       $0.56        132,917
          2009...............     $0.42       $0.55        132,017
          2008...............     $1.00       $0.42          8,707
          2007...............     $1.00(i)    $0.92             --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.22       $1.61             --
          2012...............     $1.09       $1.22             --
          2011...............     $1.09       $1.09             --
          2010...............     $0.98       $1.09             --
          2009...............     $0.85       $0.98             --
          2008...............     $1.33       $0.85             --
          2007...............     $1.37       $1.33             --
          2006...............     $1.20       $1.37          2,420
          2005...............     $1.18       $1.20          2,448
          2004...............     $0.00       $1.18          2,476
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.14       $1.53         10,476
          2012...............     $1.03       $1.14         11,136
          2011...............     $1.04       $1.03          4,549
          2010...............     $0.92       $1.04          5,582
          2009...............     $0.70       $0.92          6,037
          2008...............     $1.23       $0.70          5,345
          2007...............     $1.04       $1.23          5,460
          2006...............     $1.11       $1.04          5,840
          2005...............     $0.00       $1.11          5,178
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.35       $1.74         43,688
          2012...............     $1.21       $1.35         65,693
          2011...............     $1.23       $1.21         66,175
          2010...............     $1.11       $1.23         69,631
          2009...............     $0.95       $1.11         24,338
          2008...............     $1.33       $0.95          5,893
          2007...............     $1.44       $1.33          6,597
          2006...............     $1.24       $1.44          4,612
          2005...............     $0.00       $1.24          4,628
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.27       $1.14         93,288
          2012...............     $1.21       $1.27        131,078
          2011...............     $1.11       $1.21         90,389
          2010...............     $1.08       $1.11         78,070
          2009...............     $1.00       $1.08         32,153
          2008...............     $1.05       $1.00             --
          2007...............     $1.00(i)    $1.05             --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.02       $0.97          3,059
          2012...............     $0.99       $1.02          3,807
          2011...............     $1.00       $0.99          3,854
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.99       $1.24             --
          2012...............     $0.82       $0.99             --
          2011...............     $1.00       $0.82             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.88       $1.10             --
          2012...............     $0.76       $0.88             --
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $0.99       $1.26         10,507
          2012...............     $0.86       $0.99          8,319
          2011...............     $1.00       $0.86             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.03       $1.35          2,153
          2012...............     $0.90       $1.03             --
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.89       $1.06         45,153
          2012...............     $0.77       $0.89             --
          2011...............     $1.00       $0.77             --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.93       $1.01             --
          2012...............     $0.81       $0.93             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.04       $0.99             --
          2012...............     $1.05       $1.04             --
          2011...............     $1.00       $1.05             --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.53       $1.96         20,661
          2012...............     $1.35       $1.53         21,740
          2011...............     $1.42       $1.35         16,998
          2010...............     $1.25       $1.42         24,360
          2009...............     $0.94       $1.25         28,330
          2008...............     $1.68       $0.94         20,252
          2007...............     $1.47       $1.68         19,660
          2006...............     $1.35       $1.47          4,668
          2005...............     $1.18       $1.35          4,721
          2004...............     $0.00       $1.18          4,776
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.26       $1.57        138,350
          2012...............     $1.10       $1.26         86,855
          2011...............     $1.12       $1.10         96,298
          2010...............     $1.00       $1.12        103,165
          2009...............     $0.79       $1.00        106,746
          2008...............     $1.41       $0.79         87,171
          2007...............     $1.42       $1.41          8,224
          2006...............     $1.21       $1.42         11,019
          2005...............     $1.18       $1.21         11,356
          2004...............     $0.00       $1.18          4,934
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.26       $1.30         54,574
          2012...............     $1.13       $1.26         51,088
          2011...............     $1.12       $1.13         48,777
          2010...............     $1.01       $1.12         51,096
          2009...............     $0.72       $1.01         22,541
          2008...............     $0.98       $0.72         10,848
          2007...............     $1.00(i)    $0.98             --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $1.88       $2.49          6,224
          2012...............     $1.68       $1.88          6,296
          2011...............     $1.93       $1.68          6,369
          2010...............     $1.53       $1.93         17,361
          2009...............     $1.12       $1.53         17,653
          2008...............     $1.90       $1.12         17,046
          2007...............     $0.00       $1.90         10,578
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.15       $1.44         44,709
          2012...............     $1.05       $1.15         46,402
          2011...............     $1.09       $1.05         46,977
          2010...............     $1.00       $1.09         47,554
          2009...............     $0.79       $1.00         48,047
          2008...............     $1.23       $0.79          1,220
          2007...............     $0.00       $1.23          1,240

2.35% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.32       $1.66         39,175
          2012...............     $1.19       $1.32         39,628
          2011...............     $1.23       $1.19         40,088
          2010...............     $1.13       $1.23         40,550
          2009...............     $0.92       $1.13         41,019
          2008...............     $1.49       $0.92             --
          2007...............     $1.00(i)    $1.49          4,501
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.02       $1.36         59,718
          2012...............     $0.88       $1.02         59,482
          2011...............     $0.94       $0.88         67,595
          2010...............     $0.75       $0.94         99,174
          2009...............     $0.59       $0.75         76,170
          2008...............     $0.91       $0.59         18,889
          2007...............     $1.00(i)    $0.91             --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.34       $1.81         26,352
          2012...............     $1.24       $1.34         32,515
          2011...............     $1.33       $1.24         32,896
          2010...............     $1.07       $1.33         33,844
          2009...............     $0.76       $1.07         34,241
          2008...............     $1.36       $0.76             --
          2007...............     $0.00       $1.36          2,608
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.13       $2.06         13,538
          2012...............     $1.93       $2.13         18,419
          2011...............     $2.34       $1.93         16,445
          2010...............     $2.04       $2.34          7,557
          2009...............     $1.21       $2.04          7,915
          2008...............     $2.62       $1.21          4,121
          2007...............     $2.08       $2.62          1,500
          2006...............     $1.66       $2.08          2,110
          2005...............     $1.34       $1.66          2,134
          2004...............     $0.00       $1.34          2,158
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.06       $1.04          3,154
          2012...............     $1.05       $1.06         41,170
          2011...............     $1.01       $1.05         41,647
          2010...............     $1.00       $1.01             --
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.03             --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.84       $0.97        219,991
          2012...............     $0.75       $0.84        219,414
          2011...............     $0.81       $0.75        220,693
          2010...............     $0.72       $0.81        580,358
          2009...............     $0.58       $0.72        439,739
          2008...............     $1.00       $0.58         52,819
          2007...............     $1.00(i)    $0.94             --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.96       $1.05        194,789
          2012...............     $0.89       $0.96        192,636
          2011...............     $0.92       $0.89        100,459
          2010...............     $0.83       $0.92        123,084
          2009...............     $0.72       $0.83        119,484
          2008...............     $0.97       $0.72         36,899
          2007...............     $1.00(i)    $0.97             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.05       $1.05         137,702
          2012...............     $1.02       $1.05         137,292
          2011...............     $1.02       $1.02         138,531
          2010...............     $0.97       $1.02         141,891
          2009...............     $0.93       $0.97         139,443
          2008...............     $1.01       $0.93           8,633
          2007...............     $1.00(i)    $1.01              --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.89       $1.01         196,146
          2012...............     $0.81       $0.89         274,808
          2011...............     $0.86       $0.81         403,204
          2010...............     $0.77       $0.86         445,164
          2009...............     $0.63       $0.77         520,587
          2008...............     $1.00       $0.63         360,905
          2007...............     $1.00(i)    $0.95              --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.00       $1.05         259,329
          2012...............     $0.95       $1.00         260,990
          2011...............     $0.96       $0.95         943,004
          2010...............     $0.90       $0.96       1,005,869
          2009...............     $0.82       $0.90       1,008,975
          2008...............     $1.00       $0.82         199,215
          2007...............     $1.00(i)    $0.99              --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.21       $1.65              --
          2012...............     $1.09       $1.21              --
          2011...............     $1.19       $1.09              --
          2010...............     $1.02       $1.19              --
          2009...............     $0.63       $1.02              --
          2008...............     $1.27       $0.63              --
          2007...............     $1.00(i)    $1.27              --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $0.99       $1.29              --
          2012...............     $0.86       $0.99              --
          2011...............     $0.88       $0.86              --
          2010...............     $0.74       $0.88              --
          2009...............     $0.54       $0.74              --
          2008...............     $0.95       $0.54              --
          2007...............     $1.00(i)    $0.95              --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.34       $1.77           2,584
          2012...............     $1.15       $1.34          19,825
          2011...............     $1.20       $1.15          20,114
          2010...............     $1.07       $1.20           1,150
          2009...............     $0.85       $1.07           1,139
          2008...............     $1.35       $0.85           1,073
          2007...............     $0.00       $1.35           1,117
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(O):
          2013...............     $1.29       $1.62              --
          2012...............     $1.16       $1.29              --
          2011...............     $1.19       $1.16              --
          2010...............     $1.12       $1.19              --
          2009...............     $0.89       $1.12              --
          2008...............     $1.31       $0.89              --
          2007...............     $1.00(i)    $1.31              --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.04       $1.27              --
          2012...............     $0.95       $1.04              --
          2011...............     $0.99       $0.95              --
          2010...............     $0.94       $0.99              --
          2009...............     $0.72       $0.94              --
          2008...............     $1.20       $0.72              --
          2007...............     $1.00(i)    $1.20              --

2.35% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.37       $1.80             --
          2012...............     $1.23       $1.37             --
          2011...............     $1.29       $1.23             --
          2010...............     $1.18       $1.29          6,485
          2009...............     $0.97       $1.18          6,565
          2008...............     $1.47       $0.97             --
          2007...............     $1.00(i)    $1.47             --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $0.98       $1.31         51,253
          2012...............     $0.88       $0.98         56,670
          2011...............     $0.91       $0.88         68,099
          2010...............     $0.73       $0.91         87,365
          2009...............     $0.62       $0.73         61,644
          2008...............     $0.92       $0.62         27,519
          2007...............     $1.00(i)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.32       $2.83        210,961
          2012...............     $1.99       $2.32        231,509
          2011...............     $2.20       $1.99        211,438
          2010...............     $2.07       $2.20        223,623
          2009...............     $1.69       $2.07        191,304
          2008...............     $2.34       $1.69        101,650
          2007...............     $0.00       $2.34          2,673
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.49       $1.79         70,617
          2012...............     $1.36       $1.49         76,017
          2011...............     $1.35       $1.36         19,231
          2010...............     $1.18       $1.35             --
          2009...............     $1.07       $1.18             --
          2008...............     $1.38       $1.07             --
          2007...............     $1.00(i)    $1.38             --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.64       $2.14             --
          2012...............     $1.41       $1.64             --
          2011...............     $1.42       $1.41             --
          2010...............     $1.21       $1.42             --
          2009...............     $1.00       $1.21             --
          2008...............     $1.56       $1.00             --
          2007...............     $1.00(i)    $1.56             --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.19       $1.25         86,902
          2012...............     $1.19       $1.19         87,513
          2011...............     $1.56       $1.19         89,340
          2010...............     $1.36       $1.56         70,532
          2009...............     $0.80       $1.36         63,217
          2008...............     $2.13       $0.80          4,667
          2007...............     $0.00       $2.13          1,722
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.35       $1.80         82,776
          2012...............     $1.23       $1.35         99,751
          2011...............     $1.23       $1.23        110,413
          2010...............     $1.12       $1.23        135,531
          2009...............     $0.90       $1.12         83,089
          2008...............     $1.45       $0.90         47,978
          2007...............     $1.18       $1.45         10,956
          2006...............     $1.15       $1.18          5,903
          2005...............     $0.00       $1.15          5,815
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03          1,069




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $1.51       $1.84        100,435
          2012...............     $1.36       $1.51         87,634
          2011...............     $1.62       $1.36         93,287
          2010...............     $1.45       $1.62        105,446
          2009...............     $1.08       $1.45         65,782
          2008...............     $1.92       $1.08         37,522
          2007...............     $1.79       $1.92          9,845
          2006...............     $1.42       $1.79          6,242
          2005...............     $0.00       $1.42          7,003
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.56       $1.82         23,803
          2012...............     $1.35       $1.56         42,952
          2011...............     $1.50       $1.35         43,438
          2010...............     $1.33       $1.50         26,616
          2009...............     $1.08       $1.33         26,895
          2008...............     $1.91       $1.08          1,980
          2007...............     $0.00       $1.91          1,745
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.46       $2.24          9,699
          2012...............     $1.34       $1.46         10,927
          2011...............     $1.47       $1.34         10,426
          2010...............     $1.07       $1.47         10,734
          2009...............     $0.78       $1.07         11,384
          2008...............     $1.53       $0.78          3,061
          2007...............     $1.00(i)    $1.53             --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.72       $2.18         18,246
          2012...............     $1.55       $1.72         17,306
          2011...............     $1.60       $1.55          7,011
          2010...............     $1.24       $1.60             --
          2009...............     $0.87       $1.24             --
          2008...............     $1.39       $0.87             --
          2007...............     $1.00(i)    $1.39             --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.04             --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05             --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04             --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.04       $3.11         20,291
          2012...............     $1.63       $2.04         23,894
          2011...............     $1.77       $1.63         18,920
          2010...............     $1.61       $1.77         17,483
          2009...............     $1.15       $1.61         18,768
          2008...............     $1.78       $1.15         15,535
          2007...............     $0.00       $1.78          9,148
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.31       $1.83         15,940
          2012...............     $1.27       $1.31         16,787
          2011...............     $1.46       $1.27         16,809
          2010...............     $1.16       $1.46         19,545
          2009...............     $0.88       $1.16         20,813
          2008...............     $1.48       $0.88         21,423
          2007...............     $0.00       $1.48          8,934

2.35% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.50       $1.96         20,657
          2012...............     $1.30       $1.50         23,426
          2011...............     $1.52       $1.30         24,201
          2010...............     $1.23       $1.52         29,856
          2009...............     $0.98       $1.23         32,301
          2008...............     $1.36       $0.98         34,342
          2007...............     $1.45       $1.36         13,174
          2006...............     $1.27       $1.45          2,029
          2005...............     $0.00       $1.27          1,997
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.36       $1.80          1,135
          2012...............     $1.17       $1.36             --
          2011...............     $1.29       $1.17             --
          2010...............     $1.12       $1.29             --
          2009...............     $0.90       $1.12             --
          2008...............     $1.40       $0.90             --
          2007...............     $1.00(i)    $1.40             --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.56       $1.82             --
          2012...............     $1.41       $1.56          6,117
          2011...............     $1.42       $1.41          6,192
          2010...............     $1.35       $1.42             --
          2009...............     $1.10       $1.35             --
          2008...............     $1.34       $1.10             --
          2007...............     $1.00(i)    $1.34             --
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.67       $2.13         46,118
          2012...............     $1.38       $1.67         48,019
          2011...............     $1.51       $1.38         47,415
          2010...............     $1.46       $1.51         58,665
          2009...............     $1.02       $1.46         62,519
          2008...............     $1.88       $1.02         50,341
          2007...............     $0.00       $1.88         12,465
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.05       $2.28         54,543
          2012...............     $1.85       $2.05         54,349
          2011...............     $2.80       $1.85         58,214
          2010...............     $2.29       $2.80         80,648
          2009...............     $1.31       $2.29         66,947
          2008...............     $2.81       $1.31         37,728
          2007...............     $0.00       $2.81          9,026
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.00       $1.23         34,263
          2012...............     $0.92       $1.00         31,224
          2011...............     $0.97       $0.92         36,293
          2010...............     $0.86       $0.97         52,118
          2009...............     $0.67       $0.86         30,438
          2008...............     $0.94       $0.67         13,405
          2007...............     $1.00       $0.94             --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.29       $1.64         68,650
          2012...............     $1.13       $1.29         85,659
          2011...............     $1.16       $1.13         94,798
          2010...............     $1.06       $1.16        104,822
          2009...............     $0.78       $1.06         66,559
          2008...............     $1.26       $0.78         38,980
          2007...............     $0.00       $1.26          3,570
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.07       $1.44             --
          2012...............     $0.94       $1.07             --
          2011...............     $1.03       $0.94             --
          2010...............     $0.82       $1.03             --
          2009...............     $0.59       $0.82             --
          2008...............     $1.25       $0.59             --
          2007...............     $1.00(i)    $1.25             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.54       $2.12             --
          2012...............     $1.30       $1.54             --
          2011...............     $1.49       $1.30             --
          2010...............     $1.12       $1.49             --
          2009...............     $0.71       $1.12             --
          2008...............     $1.19       $0.71             --
          2007...............     $1.00(i)    $1.19             --
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.48       $1.95        154,189
          2012...............     $1.30       $1.48        180,526
          2011...............     $1.34       $1.30        200,897
          2010...............     $1.23       $1.34        241,446
          2009...............     $1.03       $1.23        153,044
          2008...............     $1.57       $1.03         68,345
          2007...............     $0.00       $1.57          4,851
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.74       $0.71         59,805
          2012...............     $0.63       $0.74         73,325
          2011...............     $0.79       $0.63         98,014
          2010...............     $0.68       $0.79        100,514
          2009...............     $0.41       $0.68         78,169
          2008...............     $1.00       $0.41         23,458
          2007...............     $1.00(i)    $0.97             --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.90       $1.20         27,115
          2012...............     $0.83       $0.90         31,960
          2011...............     $0.88       $0.83         36,655
          2010...............     $0.73       $0.88         43,014
          2009...............     $0.57       $0.73         49,934
          2008...............     $0.96       $0.57         46,744
          2007...............     $1.00(i)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.13       $1.43             --
          2012...............     $1.01       $1.13          7,657
          2011...............     $1.05       $1.01          7,751
          2010...............     $0.99       $1.05             --
          2009...............     $0.70       $0.99             --
          2008...............     $1.32       $0.70             --
          2007...............     $1.00(i)    $1.32             --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.35       $0.34         35,517
          2012...............     $0.31       $0.35         35,599
          2011...............     $0.33       $0.31         36,583
          2010...............     $0.29       $0.33         29,159
          2009...............     $0.24       $0.29         46,918
          2008...............     $1.13       $0.24         17,922
          2007...............     $1.17       $1.13         17,723
          2006...............     $1.09       $1.17          5,120
          2005...............     $0.00       $1.09          5,119
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $1.74       $2.13          2,116
          2012...............     $1.46       $1.74          2,627
          2011...............     $1.62       $1.46          2,658
          2010...............     $1.45       $1.62             --
          2009...............     $1.06       $1.45             --
          2008...............     $1.91       $1.06             --
          2007...............     $1.73       $1.91            861
          2006...............     $1.37       $1.73          2,145
          2005...............     $1.22       $1.37          2,170
          2004...............     $0.00       $1.22          2,195

2.35% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.96       $1.33             --
          2012...............     $0.84       $0.96             --
          2011...............     $0.88       $0.84             --
          2010...............     $0.73       $0.88             --
          2009...............     $0.55       $0.73             --
          2008...............     $0.90       $0.55             --
          2007...............     $1.00(i)    $0.90             --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04             --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.03       $1.00         60,630
          2012...............     $1.00       $1.03         72,894
          2011...............     $1.01       $1.00         58,638
          2010...............     $1.00       $1.01             --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.11       $1.06        139,753
          2012...............     $1.04       $1.11        101,271
          2011...............     $1.03       $1.04         93,660
          2010...............     $1.00       $1.03             --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.16       $1.50             --
          2012...............     $1.00       $1.16             --
          2011...............     $1.00       $1.00             --
          2010...............     $0.91       $1.00             --
          2009...............     $0.72       $0.91             --
          2008...............     $1.34       $0.72             --
          2007...............     $1.00(i)    $1.34             --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.15       $1.52             --
          2012...............     $0.99       $1.15             --
          2011...............     $1.06       $0.99             --
          2010...............     $0.95       $1.06             --
          2009...............     $0.75       $0.95             --
          2008...............     $1.25       $0.75             --
          2007...............     $1.00(i)    $1.25             --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.22       $1.53          1,293
          2012...............     $1.03       $1.22          1,338
          2011...............     $1.26       $1.03          1,181
          2010...............     $1.18       $1.26          1,505
          2009...............     $0.97       $1.18          7,890
          2008...............     $1.77       $0.97         11,123
          2007...............     $0.00       $1.77          6,521
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.25       $1.66          3,777
          2012...............     $1.09       $1.25          6,744
          2011...............     $1.18       $1.09          6,827
          2010...............     $1.01       $1.18             --
          2009...............     $0.78       $1.01             --
          2008...............     $1.31       $0.78             --
          2007...............     $1.00(i)    $1.31             --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.20       $1.69             --
          2012...............     $1.08       $1.20             --
          2011...............     $1.34       $1.08             --
          2010...............     $1.14       $1.34             --
          2009...............     $0.71       $1.14             --
          2008...............     $1.15       $0.71             --
          2007...............     $1.12       $1.15             --
          2006...............     $1.09       $1.12             --
          2005...............     $1.05       $1.09             --
          2004...............     $0.00       $1.05         15,634




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.01       $1.07          --
          2012...............     $1.00       $1.01          --
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03          --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.14          --
          2012...............     $1.00       $1.01          --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.01       $1.11          --
          2012...............     $1.00       $1.01          --



2.40% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.19       $1.16         45,436
          2012...............     $1.14       $1.19         44,249
          2011...............     $1.08       $1.14         53,179
          2010...............     $1.01       $1.08         77,022
          2009...............     $0.89       $1.01         81,976
          2008...............     $1.06       $0.89        110,757
          2007...............     $1.06       $1.06        123,416
          2006...............     $1.04       $1.06        123,042
          2005...............     $1.04       $1.04        118,298
          2004...............     $1.01       $1.04         55,003
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.64       $2.13          9,517
          2012...............     $1.43       $1.64         10,402
          2011...............     $1.50       $1.43         13,416
          2010...............     $1.22       $1.50         20,341
          2009...............     $0.92       $1.22         25,432
          2008...............     $1.48       $0.92         25,644
          2007...............     $1.41       $1.48         25,294
          2006...............     $1.32       $1.41         25,252
          2005...............     $1.20       $1.32         25,765
          2004...............     $1.07       $1.20         12,968
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.27       $1.63             --
          2012...............     $1.13       $1.27             --
          2011...............     $1.13       $1.13             --
          2010...............     $1.01       $1.13             --
          2009...............     $0.83       $1.01             --
          2008...............     $1.35       $0.83             --
          2007...............     $1.00(i)    $1.35             --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.44       $1.40          2,999
          2012...............     $1.27       $1.44          4,061
          2011...............     $1.30       $1.27          4,255
          2010...............     $1.17       $1.30          4,882
          2009...............     $1.02       $1.17          5,114
          2008...............     $1.00       $1.02          5,537
          2007...............     $0.00       $1.00          6,118
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06             --

2.40% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.93       $0.90         8,535
          2012...............     $0.95       $0.93         7,817
          2011...............     $0.97       $0.95        10,471
          2010...............     $1.00       $0.97        10,703
          2009...............     $1.02       $1.00         9,684
          2008...............     $1.02       $1.02         9,617
          2007...............     $1.00       $1.02        12,348
          2006...............     $0.98       $1.00        10,897
          2005...............     $0.98       $0.98        10,327
          2004...............     $1.00       $0.98         3,417
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.05       $1.01         4,302
          2012...............     $1.04       $1.05         3,580
          2011...............     $1.00       $1.04         3,229
          2010...............     $0.96       $1.00         3,628
          2009...............     $0.91       $0.96         3,332
          2008...............     $1.07       $0.91        11,038
          2007...............     $1.06       $1.07        14,272
          2006...............     $1.03       $1.06        20,854
          2005...............     $1.03       $1.03        20,158
          2004...............     $0.00       $1.03         9,185
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.81       $1.79         7,559
          2012...............     $1.57       $1.81         7,520
          2011...............     $1.53       $1.57         9,302
          2010...............     $1.21       $1.53        13,196
          2009...............     $1.00       $1.21        17,518
          2008...............     $1.60       $1.00        18,159
          2007...............     $1.95       $1.60        16,063
          2006...............     $1.53       $1.95        19,131
          2005...............     $1.41       $1.53        22,704
          2004...............     $1.06       $1.41        12,147
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.49       $0.59            --
          2012...............     $0.44       $0.49            --
          2011...............     $0.56       $0.44            --
          2010...............     $0.55       $0.56            --
          2009...............     $0.42       $0.55            --
          2008...............     $1.00       $0.42            --
          2007...............     $1.00(i)    $0.92            --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04            --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.21       $1.61            --
          2012...............     $1.09       $1.21            --
          2011...............     $1.08       $1.09            --
          2010...............     $0.97       $1.08            --
          2009...............     $0.85       $0.97            --
          2008...............     $1.33       $0.85            --
          2007...............     $1.37       $1.33            --
          2006...............     $1.20       $1.37         3,273
          2005...............     $1.17       $1.20         4,157
          2004...............     $0.00       $1.17         4,068
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.14       $1.52        22,862
          2012...............     $1.02       $1.14        24,171
          2011...............     $1.04       $1.02        35,610
          2010...............     $0.92       $1.04        65,675
          2009...............     $0.70       $0.92        79,465
          2008...............     $1.23       $0.70        80,972
          2007...............     $1.04       $1.23        81,712
          2006...............     $1.10       $1.04        84,170
          2005...............     $1.11       $1.10        78,662
          2004...............     $1.03       $1.11        47,453




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.35       $1.73        11,483
          2012...............     $1.20       $1.35        12,473
          2011...............     $1.22       $1.20        13,546
          2010...............     $1.11       $1.22        13,962
          2009...............     $0.95       $1.11        14,090
          2008...............     $1.32       $0.95        14,176
          2007...............     $1.43       $1.32        15,925
          2006...............     $1.24       $1.43        17,869
          2005...............     $1.21       $1.24        20,218
          2004...............     $0.00       $1.21         9,470
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.27       $1.13        14,843
          2012...............     $1.21       $1.27        13,579
          2011...............     $1.11       $1.21        14,417
          2010...............     $1.08       $1.11        16,087
          2009...............     $1.00       $1.08        17,852
          2008...............     $1.04       $1.00            --
          2007...............     $1.00(i)    $1.04            --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.02       $0.97            --
          2012...............     $0.99       $1.02            --
          2011...............     $1.00       $0.99            --

         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.98       $1.24            --
          2012...............     $0.82       $0.98            --
          2011...............     $1.00       $0.82            --
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.88       $1.10            --
          2012...............     $0.76       $0.88            --
          2011...............     $1.00       $0.76            --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $0.99       $1.26         1,438
          2012...............     $0.86       $0.99            --
          2011...............     $1.00       $0.86            --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.03       $1.35            --
          2012...............     $0.90       $1.03            --
          2011...............     $1.00       $0.90            --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.89       $1.06         1,301
          2012...............     $0.77       $0.89            --
          2011...............     $1.00       $0.77            --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.93       $1.01            --
          2012...............     $0.81       $0.93            --
          2011...............     $1.00       $0.81            --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.04       $0.99            --
          2012...............     $1.05       $1.04            --
          2011...............     $1.00       $1.05            --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.53       $1.95         3,700
          2012...............     $1.35       $1.53         4,363
          2011...............     $1.42       $1.35         4,591
          2010...............     $1.24       $1.42         4,865
          2009...............     $0.94       $1.24         5,487
          2008...............     $1.68       $0.94        14,926
          2007...............     $1.47       $1.68        17,032
          2006...............     $1.35       $1.47        18,621
          2005...............     $1.18       $1.35        20,051
          2004...............     $0.00       $1.18        10,300

2.40% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.25       $1.56        23,508
          2012...............     $1.10       $1.25        24,659
          2011...............     $1.12       $1.10        38,813
          2010...............     $0.99       $1.12        72,298
          2009...............     $0.78       $0.99        90,160
          2008...............     $1.40       $0.78        86,306
          2007...............     $1.42       $1.40        81,617
          2006...............     $1.21       $1.42        85,056
          2005...............     $1.18       $1.21        89,637
          2004...............     $1.08       $1.18        61,225
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.26       $1.30            --
          2012...............     $1.13       $1.26            --
          2011...............     $1.11       $1.13            --
          2010...............     $1.00       $1.11            --
          2009...............     $0.72       $1.00            --
          2008...............     $0.98       $0.72            --
          2007...............     $1.00(i)    $0.98            --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $1.87       $2.48         1,497
          2012...............     $1.67       $1.87         1,867
          2011...............     $1.92       $1.67         1,932
          2010...............     $1.53       $1.92         1,979
          2009...............     $1.12       $1.53         2,572
          2008...............     $1.90       $1.12         8,357
          2007...............     $1.69       $1.90        10,321
          2006...............     $1.54       $1.69        13,069
          2005...............     $1.33       $1.54        15,249
          2004...............     $0.00       $1.33        10,202
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.14       $1.44            --
          2012...............     $1.04       $1.14            --
          2011...............     $1.08       $1.04            --
          2010...............     $1.00       $1.08            --
          2009...............     $0.79       $1.00            --
          2008...............     $1.23       $0.79            --
          2007...............     $1.00(i)    $1.23            --
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.32       $1.65            --
          2012...............     $1.18       $1.32            --
          2011...............     $1.22       $1.18            --
          2010...............     $1.13       $1.22            --
          2009...............     $0.92       $1.13           607
          2008...............     $1.49       $0.92         2,585
          2007...............     $1.48       $1.49         4,321
          2006...............     $1.28       $1.48         4,580
          2005...............     $1.18       $1.28         5,952
          2004...............     $0.00       $1.18         6,036
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.02       $1.35            --
          2012...............     $0.88       $1.02            --
          2011...............     $0.94       $0.88            --
          2010...............     $0.75       $0.94            --
          2009...............     $0.59       $0.75            --
          2008...............     $0.91       $0.59            --
          2007...............     $1.00(i)    $0.91            --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.33       $1.80            --
          2012...............     $1.23       $1.33            --
          2011...............     $1.33       $1.23            --
          2010...............     $1.07       $1.33            --
          2009...............     $0.76       $1.07            --
          2008...............     $1.35       $0.76            --
          2007...............     $1.00(i)    $1.35            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.12       $2.05         6,420
          2012...............     $1.92       $2.12         6,051
          2011...............     $2.33       $1.92         5,991
          2010...............     $2.03       $2.33         7,659
          2009...............     $1.21       $2.03         9,538
          2008...............     $2.61       $1.21         8,937
          2007...............     $2.08       $2.61         8,408
          2006...............     $1.66       $2.08         9,401
          2005...............     $1.34       $1.66        10,562
          2004...............     $1.10       $1.34         5,168
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.05       $1.03            --
          2012...............     $1.05       $1.05            --
          2011...............     $1.01       $1.05            --
          2010...............     $1.00       $1.01            --
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.03            --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB- ACCOUNT:
          2013...............     $0.84       $0.97            --
          2012...............     $0.75       $0.84            --
          2011...............     $0.81       $0.75            --
          2010...............     $0.71       $0.81            --
          2009...............     $0.58       $0.71            --
          2008...............     $1.00       $0.58            --
          2007...............     $1.00(i)    $0.94            --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.96       $1.05            --
          2012...............     $0.89       $0.96            --
          2011...............     $0.91       $0.89            --
          2010...............     $0.83       $0.91            --
          2009...............     $0.72       $0.83            --
          2008...............     $0.97       $0.72            --
          2007...............     $1.00(i)    $0.97            --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.05       $1.05            --
          2012...............     $1.02       $1.05            --
          2011...............     $1.02       $1.02            --
          2010...............     $0.97       $1.02            --
          2009...............     $0.93       $0.97            --
          2008...............     $1.01       $0.93            --
          2007...............     $1.00(i)    $1.01            --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.89       $1.01            --
          2012...............     $0.80       $0.89            --
          2011...............     $0.86       $0.80            --
          2010...............     $0.76       $0.86            --
          2009...............     $0.63       $0.76            --
          2008...............     $1.00       $0.63            --
          2007...............     $1.00(i)    $0.95            --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.00       $1.05            --
          2012...............     $0.95       $1.00            --
          2011...............     $0.96       $0.95            --
          2010...............     $0.90       $0.96            --
          2009...............     $0.82       $0.90            --
          2008...............     $1.00       $0.82            --
          2007...............     $1.00(i)    $0.99            --

2.40% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.20       $1.64           778
          2012...............     $1.09       $1.20           801
          2011...............     $1.19       $1.09            --
          2010...............     $1.02       $1.19            --
          2009...............     $0.63       $1.02            --
          2008...............     $1.27       $0.63            --
          2007...............     $1.00(i)    $1.27            --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $0.99       $1.29            --
          2012...............     $0.86       $0.99            --
          2011...............     $0.88       $0.86            --
          2010...............     $0.73       $0.88            --
          2009...............     $0.54       $0.73            --
          2008...............     $0.95       $0.54            --
          2007...............     $1.00(i)    $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.33       $1.76         5,830
          2012...............     $1.15       $1.33         6,496
          2011...............     $1.20       $1.15         6,854
          2010...............     $1.06       $1.20         7,429
          2009...............     $0.85       $1.06         8,528
          2008...............     $1.35       $0.85        15,337
          2007...............     $1.42       $1.35        16,752
          2006...............     $1.25       $1.42        18,260
          2005...............     $1.23       $1.25        17,838
          2004...............     $0.00       $1.23         4,654
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.28       $1.61            --
          2012...............     $1.16       $1.28            --
          2011...............     $1.19       $1.16            --
          2010...............     $1.11       $1.19            --
          2009...............     $0.89       $1.11            --
          2008...............     $1.31       $0.89            --
          2007...............     $1.00(i)    $1.31            --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.04       $1.26            --
          2012...............     $0.94       $1.04            --
          2011...............     $0.98       $0.94            --
          2010...............     $0.94       $0.98            --
          2009...............     $0.72       $0.94            --
          2008...............     $1.20       $0.72            --
          2007...............     $1.00(i)    $1.20            --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.37       $1.79            --
          2012...............     $1.23       $1.37            --
          2011...............     $1.28       $1.23            --
          2010...............     $1.17       $1.28            --
          2009...............     $0.97       $1.17            --
          2008...............     $1.46       $0.97            --
          2007...............     $1.00(i)    $1.46            --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $0.98       $1.31            --
          2012...............     $0.88       $0.98            --
          2011...............     $0.91       $0.88            --
          2010...............     $0.73       $0.91            --
          2009...............     $0.62       $0.73            --
          2008...............     $0.92       $0.62            --
          2007...............     $1.00(i)    $0.92            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.31       $2.82         1,141
          2012...............     $1.98       $2.31         1,940
          2011...............     $2.19       $1.98         2,051
          2010...............     $2.06       $2.19         2,488
          2009...............     $1.69       $2.06         3,136
          2008...............     $2.33       $1.69        15,606
          2007...............     $1.66       $2.33        22,511
          2006...............     $1.41       $1.66        23,049
          2005...............     $1.17       $1.41        26,653
          2004...............     $0.00       $1.17         6,949
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.48       $1.79            --
          2012...............     $1.36       $1.48            --
          2011...............     $1.34       $1.36            --
          2010...............     $1.18       $1.34            --
          2009...............     $1.06       $1.18           809
          2008...............     $1.38       $1.06         3,447
          2007...............     $1.24       $1.38         5,761
          2006...............     $1.14       $1.24         5,890
          2005...............     $1.12       $1.14         7,295
          2004...............     $0.00       $1.12         7,028
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.63       $2.13            --
          2012...............     $1.41       $1.63            --
          2011...............     $1.42       $1.41            --
          2010...............     $1.20       $1.42            --
          2009...............     $0.99       $1.20            --
          2008...............     $1.56       $0.99            --
          2007...............     $1.00(i)    $1.56            --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.18       $1.25         1,967
          2012...............     $1.19       $1.18         2,017
          2011...............     $1.55       $1.19         1,802
          2010...............     $1.36       $1.55         2,226
          2009...............     $0.80       $1.36         2,636
          2008...............     $2.13       $0.80         1,355
          2007...............     $0.00       $2.13           511
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.34       $1.79        16,551
          2012...............     $1.22       $1.34        17,796
          2011...............     $1.22       $1.22        18,918
          2010...............     $1.11       $1.22        20,254
          2009...............     $0.90       $1.11        20,078
          2008...............     $1.44       $0.90        20,021
          2007...............     $1.18       $1.44        19,815
          2006...............     $1.15       $1.18        18,823
          2005...............     $0.00       $1.15        18,131
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.03            --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $1.50       $1.83        19,428
          2012...............     $1.35       $1.50        20,651
          2011...............     $1.61       $1.35        25,004
          2010...............     $1.45       $1.61        32,465
          2009...............     $1.08       $1.45        38,846
          2008...............     $1.92       $1.08        45,579
          2007...............     $1.79       $1.92        44,449
          2006...............     $1.41       $1.79        48,261
          2005...............     $1.30       $1.41        53,435
          2004...............     $1.09       $1.30        29,521

2.40% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.55       $1.81            --
          2012...............     $1.35       $1.55            --
          2011...............     $1.49       $1.35            --
          2010...............     $1.33       $1.49            --
          2009...............     $1.07       $1.33            --
          2008...............     $1.90       $1.07            --
          2007...............     $1.00(i)    $1.90            --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.45       $2.23           739
          2012...............     $1.33       $1.45           958
          2011...............     $1.47       $1.33           935
          2010...............     $1.07       $1.47           907
          2009...............     $0.77       $1.07         1,123
          2008...............     $1.52       $0.77         1,234
          2007...............     $1.47       $1.52           993
          2006...............     $1.34       $1.47           981
          2005...............     $1.13       $1.34           955
          2004...............     $0.00       $1.13         1,099
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.71       $2.17            --
          2012...............     $1.55       $1.71            --
          2011...............     $1.59       $1.55            --
          2010...............     $1.24       $1.59            --
          2009...............     $0.87       $1.24            --
          2008...............     $1.39       $0.87            --
          2007...............     $1.00(i)    $1.39            --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05            --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.03       $3.10            --
          2012...............     $1.63       $2.03            --
          2011...............     $1.77       $1.63            --
          2010...............     $1.61       $1.77            --
          2009...............     $1.14       $1.61            --
          2008...............     $1.77       $1.14            --
          2007...............     $1.00(i)    $1.77            --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.30       $1.82            --
          2012...............     $1.27       $1.30            --
          2011...............     $1.45       $1.27            --
          2010...............     $1.15       $1.45            --
          2009...............     $0.88       $1.15            --
          2008...............     $1.48       $0.88            --
          2007...............     $1.33       $1.48            --
          2006...............     $1.30       $1.33         1,486
          2005...............     $1.18       $1.30         1,387
          2004...............     $0.00       $1.18           465
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.50       $1.95         5,973
          2012...............     $1.29       $1.50         7,035
          2011...............     $1.52       $1.29        10,707
          2010...............     $1.23       $1.52        10,420
          2009...............     $0.98       $1.23        14,774
          2008...............     $1.35       $0.98        19,939
          2007...............     $1.45       $1.35        21,747
          2006...............     $1.27       $1.45        23,057
          2005...............     $1.25       $1.27        24,466
          2004...............     $0.00       $1.25         9,837




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.35       $1.79            --
          2012...............     $1.17       $1.35            --
          2011...............     $1.29       $1.17            --
          2010...............     $1.11       $1.29            --
          2009...............     $0.90       $1.11           629
          2008...............     $1.39       $0.90         2,680
          2007...............     $1.40       $1.39         4,479
          2006...............     $1.23       $1.40         5,313
          2005...............     $1.20       $1.23         6,716
          2004...............     $0.00       $1.20         6,617
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.55       $1.82            --
          2012...............     $1.40       $1.55            --
          2011...............     $1.42       $1.40            --
          2010...............     $1.34       $1.42            --
          2009...............     $1.10       $1.34           693
          2008...............     $1.34       $1.10         2,951
          2007...............     $1.24       $1.34         4,931
          2006...............     $1.15       $1.24         8,504
          2005...............     $1.10       $1.15        10,640
          2004...............     $0.00       $1.10        10,979
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.66       $2.12            --
          2012...............     $1.37       $1.66           798
          2011...............     $1.51       $1.37           844
          2010...............     $1.45       $1.51         1,023
          2009...............     $1.02       $1.45         1,082
          2008...............     $1.87       $1.02         1,095
          2007...............     $1.40       $1.87         1,310
          2006...............     $1.32       $1.40         1,256
          2005...............     $1.20       $1.32         1,585
          2004...............     $0.00       $1.20         1,938
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.04       $2.27         3,931
          2012...............     $1.84       $2.04         4,517
          2011...............     $2.79       $1.84         5,361
          2010...............     $2.29       $2.79         4,633
          2009...............     $1.31       $2.29         7,411
          2008...............     $2.80       $1.31         8,586
          2007...............     $2.24       $2.80         7,895
          2006...............     $1.57       $2.24         8,158
          2005...............     $1.22       $1.57        10,631
          2004...............     $0.00       $1.22         2,298
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $1.00       $1.22            --
          2012...............     $0.92       $1.00            --
          2011...............     $0.97       $0.92            --
          2010...............     $0.86       $0.97            --
          2009...............     $0.66       $0.86            --
          2008...............     $0.94       $0.66            --
          2007...............     $1.00(i)    $0.94            --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.29       $1.63            --
          2012...............     $1.13       $1.29            --
          2011...............     $1.15       $1.13            --
          2010...............     $1.05       $1.15            --
          2009...............     $0.78       $1.05            --
          2008...............     $1.26       $0.78            --
          2007...............     $1.00(i)    $1.26            --

2.40% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.07       $1.43            --
          2012...............     $0.94       $1.07            --
          2011...............     $1.03       $0.94            --
          2010...............     $0.81       $1.03            --
          2009...............     $0.59       $0.81            --
          2008...............     $1.25       $0.59            --
          2007...............     $1.00(i)    $1.25            --
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.53       $2.11         4,056
          2012...............     $1.30       $1.53         4,105
          2011...............     $1.49       $1.30         4,154
          2010...............     $1.12       $1.49        15,587
          2009...............     $0.70       $1.12        20,188
          2008...............     $1.19       $0.70        19,922
          2007...............     $1.19       $1.19        19,040
          2006...............     $1.08       $1.19        19,333
          2005...............     $1.06       $1.08        20,113
          2004...............     $1.02       $1.06        16,773
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.47       $1.94         1,885
          2012...............     $1.30       $1.47         2,872
          2011...............     $1.34       $1.30         3,036
          2010...............     $1.23       $1.34         3,682
          2009...............     $1.03       $1.23         3,893
          2008...............     $1.57       $1.03         3,940
          2007...............     $0.00       $1.57         1,728
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.73       $0.71            --
          2012...............     $0.63       $0.73            --
          2011...............     $0.79       $0.63            --
          2010...............     $0.68       $0.79            --
          2009...............     $0.41       $0.68            --
          2008...............     $1.00       $0.41            --
          2007...............     $1.00(i)    $0.97            --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.89       $1.20            --
          2012...............     $0.83       $0.89            --
          2011...............     $0.87       $0.83            --
          2010...............     $0.73       $0.87            --
          2009...............     $0.57       $0.73            --
          2008...............     $0.96       $0.57            --
          2007...............     $1.00(i)    $0.96            --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.12       $1.42         6,543
          2012...............     $1.01       $1.12         6,851
          2011...............     $1.05       $1.01         7,114
          2010...............     $0.98       $1.05         7,555
          2009...............     $0.70       $0.98         8,461
          2008...............     $1.32       $0.70        12,197
          2007...............     $1.19       $1.32        11,511
          2006...............     $1.13       $1.19        15,889
          2005...............     $1.10       $1.13        15,323
          2004...............     $0.00       $1.10         4,660




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.35       $0.34        36,274
          2012...............     $0.31       $0.35        33,039
          2011...............     $0.33       $0.31        46,975
          2010...............     $0.29       $0.33        47,894
          2009...............     $0.24       $0.29        49,337
          2008...............     $1.13       $0.24        22,361
          2007...............     $1.16       $1.13        17,196
          2006...............     $1.09       $1.16        15,089
          2005...............     $1.10       $1.09        14,661
          2004...............     $1.03       $1.10         3,953
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $1.73       $2.12            --
          2012...............     $1.45       $1.73            --
          2011...............     $1.61       $1.45            --
          2010...............     $1.44       $1.61            --
          2009...............     $1.06       $1.44            --
          2008...............     $1.91       $1.06            --
          2007...............     $1.00(i)    $1.91            --
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.96       $1.32            --
          2012...............     $0.84       $0.96            --
          2011...............     $0.88       $0.84            --
          2010...............     $0.73       $0.88            --
          2009...............     $0.55       $0.73            --
          2008...............     $0.90       $0.55            --
          2007...............     $1.00(i)    $0.90            --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04            --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.03       $1.00            --
          2012...............     $1.00       $1.03            --
          2011...............     $1.01       $1.00            --
          2010...............     $1.00       $1.01            --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.11       $1.06         3,727
          2012...............     $1.04       $1.11            --
          2011...............     $1.03       $1.04            --
          2010...............     $1.00       $1.03            --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.16       $1.50            --
          2012...............     $0.99       $1.16            --
          2011...............     $1.00       $0.99            --
          2010...............     $0.91       $1.00            --
          2009...............     $0.72       $0.91            --
          2008...............     $1.34       $0.72            --
          2007...............     $1.00(i)    $1.34            --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.14       $1.51            --
          2012...............     $0.98       $1.14            --
          2011...............     $1.06       $0.98            --
          2010...............     $0.95       $1.06            --
          2009...............     $0.75       $0.95            --
          2008...............     $1.25       $0.75            --
          2007...............     $1.00(i)    $1.25            --

2.40% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.22       $1.52         4,197
          2012...............     $1.02       $1.22         4,248
          2011...............     $1.26       $1.02         4,299
          2010...............     $1.17       $1.26        16,720
          2009...............     $0.96       $1.17        16,747
          2008...............     $1.76       $0.96        14,640
          2007...............     $1.67       $1.76        14,601
          2006...............     $1.34       $1.67        16,053
          2005...............     $1.22       $1.34        16,825
          2004...............     $1.07       $1.22        17,457
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.24       $1.66            --
          2012...............     $1.09       $1.24            --
          2011...............     $1.18       $1.09            --
          2010...............     $1.01       $1.18            --
          2009...............     $0.78       $1.01            --
          2008...............     $1.31       $0.78            --
          2007...............     $1.00(i)    $1.31            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.20       $1.68            --
          2012...............     $1.07       $1.20            --
          2011...............     $1.34       $1.07            --
          2010...............     $1.13       $1.34            --
          2009...............     $0.71       $1.13            --
          2008...............     $1.15       $0.71            --
          2007...............     $1.00(i)    $1.15            --
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.01       $1.07            --
          2012...............     $1.00       $1.01            --
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.03            --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.14            --
          2012...............     $1.00       $1.01            --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.01       $1.11            --
          2012...............     $1.00       $1.01            --



2.45% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.19       $1.15        179,612
          2012...............     $1.13       $1.19        149,691
          2011...............     $1.07       $1.13        111,459
          2010...............     $1.01       $1.07         97,290
          2009...............     $0.89       $1.01         78,099
          2008...............     $1.06       $0.89         48,867
          2007...............     $1.00(i)    $1.06             --
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.63       $2.12         57,597
          2012...............     $1.43       $1.63         63,526
          2011...............     $1.50       $1.43         42,602
          2010...............     $1.22       $1.50         34,058
          2009...............     $0.91       $1.22         15,317
          2008...............     $1.48       $0.91         13,213
          2007...............     $1.00(i)    $1.48             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.26       $1.62             --
          2012...............     $1.12       $1.26             --
          2011...............     $1.13       $1.12             --
          2010...............     $1.01       $1.13             --
          2009...............     $0.82       $1.01             --
          2008...............     $1.34       $0.82             --
          2007...............     $1.00(i)    $1.34             --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.43       $1.39         82,342
          2012...............     $1.26       $1.43         72,198
          2011...............     $1.30       $1.26         35,249
          2010...............     $1.17       $1.30         62,217
          2009...............     $1.02       $1.17         16,539
          2008...............     $1.00       $1.02          9,793
          2007...............     $1.00(i)    $1.00             --
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06             --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.92       $0.90         52,001
          2012...............     $0.94       $0.92         16,736
          2011...............     $0.97       $0.94         14,581
          2010...............     $0.99       $0.97         12,211
          2009...............     $1.01       $0.99         11,645
          2008...............     $1.02       $1.01          4,562
          2007...............     $1.00(i)    $1.02             --
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.05       $1.00         31,147
          2012...............     $1.04       $1.05         18,560
          2011...............     $1.00       $1.04         13,736
          2010...............     $0.96       $1.00         14,653
          2009...............     $0.91       $0.96         14,401
          2008...............     $1.07       $0.91          4,535
          2007...............     $1.00(i)    $1.07             --
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.80       $1.78         43,984
          2012...............     $1.56       $1.80         34,771
          2011...............     $1.52       $1.56         19,130
          2010...............     $1.21       $1.52         16,519
          2009...............     $0.99       $1.21          7,072
          2008...............     $1.60       $0.99          4,500
          2007...............     $1.00(i)    $1.60             --
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.49       $0.59             --
          2012...............     $0.44       $0.49             --
          2011...............     $0.56       $0.44             --
          2010...............     $0.55       $0.56             --
          2009...............     $0.42       $0.55             --
          2008...............     $0.92       $0.42             --
          2007...............     $1.00(i)    $0.92        544,879
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.21       $1.60             --
          2012...............     $1.08       $1.21             --
          2011...............     $1.08       $1.08             --
          2010...............     $0.97       $1.08             --
          2009...............     $0.84       $0.97             --
          2008...............     $1.04       $0.84             --
          2007...............     $1.00(i)    $1.04             --

2.45% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.13       $1.51         10,645
          2012...............     $1.02       $1.13         11,215
          2011...............     $1.04       $1.02             --
          2010...............     $0.92       $1.04             --
          2009...............     $0.70       $0.92             --
          2008...............     $1.23       $0.70             --
          2007...............     $1.00(i)    $1.23             --
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.34       $1.72         99,240
          2012...............     $1.20       $1.34        104,114
          2011...............     $1.22       $1.20         49,893
          2010...............     $1.10       $1.22         43,659
          2009...............     $0.94       $1.10         14,073
          2008...............     $1.32       $0.94             --
          2007...............     $1.00(i)    $1.32             --
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.26       $1.13        191,701
          2012...............     $1.21       $1.26        147,136
          2011...............     $1.11       $1.21         54,822
          2010...............     $1.08       $1.11         43,909
          2009...............     $1.00       $1.08         22,161
          2008...............     $1.04       $1.00             --
          2007...............     $1.00(i)    $1.04             --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.02       $0.97          1,532
          2012...............     $0.99       $1.02          1,553
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.98       $1.24             --
          2012...............     $0.82       $0.98             --
          2011...............     $1.00       $0.82             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.87       $1.09          7,241
          2012...............     $0.76       $0.87         13,893
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $0.99       $1.26         11,045
          2012...............     $0.86       $0.99         22,175
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.03       $1.34         16,779
          2012...............     $0.90       $1.03          5,006
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.89       $1.06             --
          2012...............     $0.77       $0.89             --
          2011...............     $1.00       $0.77             --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.93       $1.01          7,823
          2012...............     $0.81       $0.93            356
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.04       $0.98          2,966
          2012...............     $1.05       $1.04          3,007
          2011...............     $1.00       $1.05             --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.52       $1.94         52,662
          2012...............     $1.34       $1.52         57,852
          2011...............     $1.41       $1.34         38,494
          2010...............     $1.24       $1.41         38,977
          2009...............     $0.94       $1.24         22,033
          2008...............     $1.68       $0.94             --
          2007...............     $1.00(i)    $1.68             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-
          ACCOUNT:
          2013...............     $1.25       $1.56        12,204
          2012...............     $1.09       $1.25        12,550
          2011...............     $1.11       $1.09        12,970
          2010...............     $0.99       $1.11         7,652
          2009...............     $0.78       $0.99         7,744
          2008...............     $1.40       $0.78        12,828
          2007...............     $1.00(i)    $1.40            --
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.25       $1.29        69,477
          2012...............     $1.13       $1.25        62,276
          2011...............     $1.11       $1.13        19,536
          2010...............     $1.00       $1.11        13,647
          2009...............     $0.72       $1.00        13,964
          2008...............     $0.98       $0.72           738
          2007...............     $1.00(i)    $0.98            --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $1.86       $2.46         6,759
          2012...............     $1.66       $1.86         6,524
          2011...............     $1.91       $1.66            --
          2010...............     $1.52       $1.91            --
          2009...............     $1.12       $1.52            --
          2008...............     $1.90       $1.12            --
          2007...............     $1.00(i)    $1.90            --
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.14       $1.43        25,402
          2012...............     $1.04       $1.14        26,678
          2011...............     $1.08       $1.04         1,582
          2010...............     $0.99       $1.08            --
          2009...............     $0.78       $0.99            --
          2008...............     $1.23       $0.78            --
          2007...............     $1.00(i)    $1.23            --
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.31       $1.64         1,191
          2012...............     $1.18       $1.31         1,307
          2011...............     $1.22       $1.18         1,402
          2010...............     $1.12       $1.22            --
          2009...............     $0.91       $1.12            --
          2008...............     $1.49       $0.91            --
          2007...............     $1.00(i)    $1.49            --
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.02       $1.35        64,086
          2012...............     $0.88       $1.02        65,745
          2011...............     $0.94       $0.88        30,504
          2010...............     $0.75       $0.94        26,937
          2009...............     $0.59       $0.75         7,030
          2008...............     $0.91       $0.59            --
          2007...............     $1.00(i)    $0.91            --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.33       $1.79        53,494
          2012...............     $1.23       $1.33        56,542
          2011...............     $1.32       $1.23        51,194
          2010...............     $1.06       $1.32        49,006
          2009...............     $0.76       $1.06        25,496
          2008...............     $1.35       $0.76            --
          2007...............     $1.00(i)    $1.35            --
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.11       $2.04        10,934
          2012...............     $1.91       $2.11        11,022
          2011...............     $2.33       $1.91        73,556
          2010...............     $2.03       $2.33        73,435
          2009...............     $1.20       $2.03        74,357
          2008...............     $2.61       $1.20        65,944
          2007...............     $1.00(i)    $2.61            --

2.45% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.05       $1.03        120,809
          2012...............     $1.05       $1.05         93,205
          2011...............     $1.01       $1.05         21,324
          2010...............     $1.00       $1.01          9,770
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.03             --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.84       $0.96        106,270
          2012...............     $0.75       $0.84        101,150
          2011...............     $0.81       $0.75        102,425
          2010...............     $0.71       $0.81             --
          2009...............     $0.58       $0.71             --
          2008...............     $1.00       $0.58             --
          2007...............     $1.00(i)    $0.94             --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.95       $1.04        149,876
          2012...............     $0.88       $0.95         97,852
          2011...............     $0.91       $0.88         30,640
          2010...............     $0.83       $0.91             --
          2009...............     $0.72       $0.83             --
          2008...............     $0.97       $0.72             --
          2007...............     $1.00(i)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.05       $1.05         24,467
          2012...............     $1.02       $1.05             --
          2011...............     $1.01       $1.02             --
          2010...............     $0.97       $1.01             --
          2009...............     $0.92       $0.97             --
          2008...............     $1.01       $0.92             --
          2007...............     $1.00(i)    $1.01             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.88       $1.01        329,810
          2012...............     $0.80       $0.88        370,216
          2011...............     $0.85       $0.80        468,941
          2010...............     $0.76       $0.85        505,234
          2009...............     $0.63       $0.76        539,481
          2008...............     $1.00       $0.63        618,286
          2007...............     $1.00(i)    $0.95             --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.00       $1.04        158,803
          2012...............     $0.95       $1.00        134,944
          2011...............     $0.96       $0.95         72,035
          2010...............     $0.90       $0.96         44,254
          2009...............     $0.82       $0.90         20,060
          2008...............     $1.00       $0.82             --
          2007...............     $1.00(i)    $0.99             --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.20       $1.63          2,001
          2012...............     $1.08       $1.20          2,028
          2011...............     $1.18       $1.08             --
          2010...............     $1.01       $1.18             --
          2009...............     $0.63       $1.01             --
          2008...............     $1.26       $0.63             --
          2007...............     $1.00(i)    $1.26             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. AMERICAN VALUE SUB-
          ACCOUNT(X)(AP)(AT):
          2013...............     $0.98       $1.29        15,534
          2012...............     $0.86       $0.98        21,140
          2011...............     $0.87       $0.86            --
          2010...............     $0.73       $0.87            --
          2009...............     $0.54       $0.73            --
          2008...............     $0.95       $0.54            --
          2007...............     $1.00       $0.95            --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.33       $1.75        67,657
          2012...............     $1.14       $1.33        64,357
          2011...............     $1.20       $1.14        16,634
          2010...............     $1.06       $1.20        11,121
          2009...............     $0.85       $1.06            --
          2008...............     $1.35       $0.85            --
          2007...............     $1.00       $1.35            --
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.28       $1.60            --
          2012...............     $1.15       $1.28            --
          2011...............     $1.18       $1.15            --
          2010...............     $1.11       $1.18            --
          2009...............     $0.89       $1.11            --
          2008...............     $1.31       $0.89            --
          2007...............     $1.00(i)    $1.31            --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.03       $1.26            --
          2012...............     $0.94       $1.03            --
          2011...............     $0.98       $0.94            --
          2010...............     $0.93       $0.98            --
          2009...............     $0.72       $0.93            --
          2008...............     $1.19       $0.72            --
          2007...............     $1.00(i)    $1.19            --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.36       $1.78         3,204
          2012...............     $1.22       $1.36            --
          2011...............     $1.28       $1.22            --
          2010...............     $1.17       $1.28            --
          2009...............     $0.97       $1.17            --
          2008...............     $1.46       $0.97            --
          2007...............     $1.00(i)    $1.46            --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $0.97       $1.30        85,250
          2012...............     $0.88       $0.97        88,045
          2011...............     $0.91       $0.88        33,713
          2010...............     $0.73       $0.91        30,477
          2009...............     $0.62       $0.73         7,647
          2008...............     $0.92       $0.62           357
          2007...............     $1.00(i)    $0.92            --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.30       $2.81        51,866
          2012...............     $1.98       $2.30        34,424
          2011...............     $2.18       $1.98        34,855
          2010...............     $2.06       $2.18        52,010
          2009...............     $1.69       $2.06            --
          2008...............     $2.33       $1.69            --
          2007...............     $1.00(i)    $2.33            --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.47       $1.78        10,750
          2012...............     $1.35       $1.47         3,141
          2011...............     $1.34       $1.35            --
          2010...............     $1.17       $1.34            --
          2009...............     $1.06       $1.17            --
          2008...............     $1.38       $1.06            --
          2007...............     $1.00(i)    $1.38            --

2.45% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.62       $2.11             --
          2012...............     $1.40       $1.62             --
          2011...............     $1.41       $1.40             --
          2010...............     $1.20       $1.41             --
          2009...............     $0.99       $1.20             --
          2008...............     $1.56       $0.99             --
          2007...............     $1.00(i)    $1.56             --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.18       $1.24            642
          2012...............     $1.19       $1.18          3,188
          2011...............     $1.55       $1.19          2,575
          2010...............     $1.35       $1.55             --
          2009...............     $0.80       $1.35             --
          2008...............     $2.13       $0.80             --
          2007...............     $0.00       $2.13        250,674
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.34       $1.78        112,221
          2012...............     $1.22       $1.34        119,438
          2011...............     $1.22       $1.22         66,835
          2010...............     $1.11       $1.22         56,337
          2009...............     $0.90       $1.11         23,722
          2008...............     $1.44       $0.90         13,867
          2007...............     $1.00(i)    $1.44             --
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.02             --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $1.49       $1.82        103,524
          2012...............     $1.35       $1.49        106,427
          2011...............     $1.61       $1.35         57,674
          2010...............     $1.44       $1.61         44,239
          2009...............     $1.08       $1.44         17,496
          2008...............     $1.91       $1.08         10,592
          2007...............     $1.00(i)    $1.91             --
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.55       $1.80         98,707
          2012...............     $1.34       $1.55         96,949
          2011...............     $1.49       $1.34         50,657
          2010...............     $1.33       $1.49         41,037
          2009...............     $1.07       $1.33         18,412
          2008...............     $1.90       $1.07             --
          2007...............     $1.00(i)    $1.90             --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.45       $2.22          7,856
          2012...............     $1.33       $1.45          7,955
          2011...............     $1.46       $1.33          8,055
          2010...............     $1.06       $1.46          8,156
          2009...............     $0.77       $1.06          8,258
          2008...............     $1.52       $0.77             --
          2007...............     $1.00(i)    $1.52             --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.71       $2.16         14,239
          2012...............     $1.54       $1.71         12,895
          2011...............     $1.59       $1.54             --
          2010...............     $1.24       $1.59             --
          2009...............     $0.86       $1.24             --
          2008...............     $1.39       $0.86             --
          2007...............     $1.00(i)    $1.39             --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.04             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05            --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.02       $3.08         3,495
          2012...............     $1.62       $2.02         3,122
          2011...............     $1.76       $1.62         2,851
          2010...............     $1.60       $1.76         2,017
          2009...............     $1.14       $1.60            --
          2008...............     $1.77       $1.14            --
          2007...............     $1.00(i)    $1.77            --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.30       $1.81        23,237
          2012...............     $1.26       $1.30        24,629
          2011...............     $1.45       $1.26        26,138
          2010...............     $1.15       $1.45        22,065
          2009...............     $0.88       $1.15           980
          2008...............     $1.48       $0.88         3,816
          2007...............     $1.00(i)    $1.48            --
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.49       $1.94         9,059
          2012...............     $1.29       $1.49         9,283
          2011...............     $1.51       $1.29         9,179
          2010...............     $1.23       $1.51         5,334
          2009...............     $0.97       $1.23         1,347
          2008...............     $1.35       $0.97         5,526
          2007...............     $1.00(i)    $1.35            --
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.35       $1.78         1,084
          2012...............     $1.16       $1.35         1,099
          2011...............     $1.29       $1.16            --
          2010...............     $1.11       $1.29            --
          2009...............     $0.90       $1.11            --
          2008...............     $1.39       $0.90            --
          2007...............     $1.00(i)    $1.39            --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.55       $1.81         3,439
          2012...............     $1.40       $1.55         3,482
          2011...............     $1.41       $1.40         3,526
          2010...............     $1.34       $1.41            --
          2009...............     $1.09       $1.34            --
          2008...............     $1.33       $1.09            --
          2007...............     $1.00(i)    $1.33            --
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.65       $2.11         9,219
          2012...............     $1.37       $1.65         9,335
          2011...............     $1.50       $1.37         9,453
          2010...............     $1.45       $1.50         6,561
          2009...............     $1.02       $1.45            --
          2008...............     $1.87       $1.02            --
          2007...............     $1.00       $1.87            --
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.03       $2.26        29,954
          2012...............     $1.83       $2.03        30,929
          2011...............     $2.78       $1.83        30,481
          2010...............     $2.28       $2.78        22,974
          2009...............     $1.30       $2.28         7,705
          2008...............     $2.80       $1.30         5,699
          2007...............     $1.00(i)    $2.80            --

2.45% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $0.99       $1.22         68,082
          2012...............     $0.92       $0.99         68,270
          2011...............     $0.97       $0.92         29,397
          2010...............     $0.86       $0.97         25,908
          2009...............     $0.66       $0.86          6,142
          2008...............     $0.94       $0.66             --
          2007...............     $1.00(i)    $0.94             --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.28       $1.63        103,946
          2012...............     $1.13       $1.28        108,349
          2011...............     $1.15       $1.13         56,283
          2010...............     $1.05       $1.15         47,681
          2009...............     $0.77       $1.05         20,069
          2008...............     $1.26       $0.77         16,057
          2007...............     $1.00(i)    $1.26             --
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.06       $1.42         14,622
          2012...............     $0.94       $1.06         19,016
          2011...............     $1.02       $0.94             --
          2010...............     $0.81       $1.02             --
          2009...............     $0.59       $0.81             --
          2008...............     $1.25       $0.59             --
          2007...............     $1.00(i)    $1.25             --
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.52       $2.10             --
          2012...............     $1.29       $1.52             --
          2011...............     $1.48       $1.29             --
          2010...............     $1.12       $1.48             --
          2009...............     $0.70       $1.12             --
          2008...............     $1.19       $0.70             --
          2007...............     $1.00(i)    $1.19             --
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.46       $1.93        138,255
          2012...............     $1.29       $1.46        147,183
          2011...............     $1.33       $1.29         98,154
          2010...............     $1.23       $1.33         84,083
          2009...............     $1.03       $1.23         40,329
          2008...............     $1.56       $1.03         22,823
          2007...............     $1.00(i)    $1.56             --
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.73       $0.71        147,922
          2012...............     $0.63       $0.73        140,656
          2011...............     $0.79       $0.63        104,774
          2010...............     $0.68       $0.79         99,666
          2009...............     $0.41       $0.68          8,031
          2008...............     $1.00       $0.41             --
          2007...............     $1.00(i)    $0.97             --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.89       $1.19            340
          2012...............     $0.82       $0.89            345
          2011...............     $0.87       $0.82             --
          2010...............     $0.73       $0.87             --
          2009...............     $0.57       $0.73             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(i)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.12       $1.41         21,721
          2012...............     $1.01       $1.12         22,885
          2011...............     $1.05       $1.01             --
          2010...............     $0.98       $1.05             --
          2009...............     $0.70       $0.98             --
          2008...............     $1.32       $0.70             --
          2007...............     $1.00(i)    $1.32             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.34       $0.33         34,438
          2012...............     $0.31       $0.34         19,178
          2011...............     $0.32       $0.31         13,489
          2010...............     $0.29       $0.32         13,659
          2009...............     $0.24       $0.29         13,832
          2008...............     $1.13       $0.24          6,378
          2007...............     $1.00(i)    $1.13             --
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $1.72       $2.11          5,359
          2012...............     $1.45       $1.72            298
          2011...............     $1.61       $1.45            307
          2010...............     $1.44       $1.61             --
          2009...............     $1.06       $1.44             --
          2008...............     $1.91       $1.06             --
          2007...............     $1.00(i)    $1.91             --
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.96       $1.32          1,589
          2012...............     $0.84       $0.96          1,610
          2011...............     $0.88       $0.84             --
          2010...............     $0.73       $0.88             --
          2009...............     $0.55       $0.73             --
          2008...............     $0.90       $0.55             --
          2007...............     $1.00(i)    $0.90             --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04             --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.03       $1.00        145,832
          2012...............     $0.99       $1.03        185,231
          2011...............     $1.01       $0.99        126,971
          2010...............     $1.00       $1.01        109,646
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.11       $1.06        342,762
          2012...............     $1.04       $1.11        340,065
          2011...............     $1.02       $1.04        202,765
          2010...............     $1.00       $1.02        177,141
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.15       $1.49             --
          2012...............     $0.99       $1.15             --
          2011...............     $1.00       $0.99             --
          2010...............     $0.91       $1.00             --
          2009...............     $0.72       $0.91             --
          2008...............     $1.33       $0.72             --
          2007...............     $1.00(i)    $1.33             --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.14       $1.51          8,757
          2012...............     $0.98       $1.14          8,867
          2011...............     $1.05       $0.98          8,978
          2010...............     $0.94       $1.05          6,335
          2009...............     $0.74       $0.94             --
          2008...............     $1.24       $0.74             --
          2007...............     $1.00(i)    $1.24             --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.21       $1.51             --
          2012...............     $1.02       $1.21             --
          2011...............     $1.26       $1.02             --
          2010...............     $1.17       $1.26             --
          2009...............     $0.96       $1.17             --
          2008...............     $1.76       $0.96             --
          2007...............     $1.00(i)    $1.76             --

2.45% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.24       $1.65            --
          2012...............     $1.09       $1.24            --
          2011...............     $1.17       $1.09            --
          2010...............     $1.00       $1.17            --
          2009...............     $0.78       $1.00            --
          2008...............     $1.30       $0.78            --
          2007...............     $1.00(i)    $1.30            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.19       $1.67         1,023
          2012...............     $1.07       $1.19            --
          2011...............     $1.33       $1.07            --
          2010...............     $1.13       $1.33            --
          2009...............     $0.71       $1.13            --
          2008...............     $1.15       $0.71            --
          2007...............     $1.00(i)    $1.15            --
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.01       $1.07        50,211
          2012...............     $1.00       $1.01            --
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.02            --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.14            --
          2012...............     $1.00       $1.01            --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.01       $1.11            --
          2012...............     $1.00       $1.01            --



2.50% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.18       $1.14        290,115
          2012...............     $1.13       $1.18        244,192
          2011...............     $1.07       $1.13        297,754
          2010...............     $1.00       $1.07        261,792
          2009...............     $0.89       $1.00        245,480
          2008...............     $1.05       $0.89         43,029
          2007...............     $0.00       $1.05         24,380
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.63       $2.10         68,394
          2012...............     $1.42       $1.63         70,700
          2011...............     $1.49       $1.42         63,514
          2010...............     $1.21       $1.49         52,782
          2009...............     $0.91       $1.21         45,580
          2008...............     $1.47       $0.91         12,794
          2007...............     $0.00       $1.47          9,828
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.26       $1.61          6,242
          2012...............     $1.12       $1.26          7,096
          2011...............     $1.13       $1.12          8,172
          2010...............     $1.01       $1.13          9,690
          2009...............     $0.82       $1.01         10,599
          2008...............     $1.34       $0.82          5,351
          2007...............     $1.00(i)    $1.34             --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.42       $1.39         62,451
          2012...............     $1.26       $1.42         52,425
          2011...............     $1.29       $1.26         64,764
          2010...............     $1.16       $1.29         75,244
          2009...............     $1.01       $1.16         70,516
          2008...............     $1.00       $1.01         26,578
          2007...............     $0.00       $1.00          5,411




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.06             --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.92       $0.89         20,416
          2012...............     $0.94       $0.92        211,362
          2011...............     $0.96       $0.94        207,931
          2010...............     $0.99       $0.96         19,121
          2009...............     $1.01       $0.99         17,655
          2008...............     $1.02       $1.01        117,945
          2007...............     $1.00(i)    $1.02             --
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.04       $1.00         25,948
          2012...............     $1.03       $1.04         23,471
          2011...............     $0.99       $1.03         23,456
          2010...............     $0.95       $0.99         27,723
          2009...............     $0.91       $0.95         25,929
          2008...............     $1.07       $0.91          7,173
          2007...............     $0.00       $1.07          4,617
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.79       $1.77         43,902
          2012...............     $1.56       $1.79         44,909
          2011...............     $1.52       $1.56         49,496
          2010...............     $1.21       $1.52         39,037
          2009...............     $0.99       $1.21         43,177
          2008...............     $1.60       $0.99          8,682
          2007...............     $0.00       $1.60          3,089
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.49       $0.58          7,154
          2012...............     $0.44       $0.49          9,109
          2011...............     $0.56       $0.44         91,399
          2010...............     $0.55       $0.56         94,829
          2009...............     $0.42       $0.55        103,712
          2008...............     $1.00       $0.42         16,245
          2007...............     $1.00(i)    $0.92             --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04             --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.20       $1.59             --
          2012...............     $1.08       $1.20             --
          2011...............     $1.07       $1.08             --
          2010...............     $0.97       $1.07             --
          2009...............     $0.84       $0.97             --
          2008...............     $1.32       $0.84             --
          2007...............     $1.00(i)    $1.32             --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.13       $1.51             --
          2012...............     $1.02       $1.13             --
          2011...............     $1.03       $1.02             --
          2010...............     $0.91       $1.03             --
          2009...............     $0.70       $0.91             --
          2008...............     $1.22       $0.70             --
          2007...............     $1.00(i)    $1.22             --
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.33       $1.71         47,347
          2012...............     $1.19       $1.33         24,282
          2011...............     $1.21       $1.19         24,876
          2010...............     $1.10       $1.21         36,916
          2009...............     $0.94       $1.10         34,706
          2008...............     $1.32       $0.94             --
          2007...............     $1.00(i)    $1.32             --

2.50% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.26       $1.13        156,927
          2012...............     $1.20       $1.26        191,556
          2011...............     $1.11       $1.20        123,773
          2010...............     $1.08       $1.11        128,322
          2009...............     $1.00       $1.08         60,557
          2008...............     $1.04       $1.00         15,169
          2007...............     $1.00(i)    $1.04             --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.02       $0.97             --
          2012...............     $0.99       $1.02         27,239
          2011...............     $1.00       $0.99             --
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.98       $1.24          6,012
          2012...............     $0.82       $0.98          6,091
          2011...............     $1.00       $0.82             --
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.87       $1.09          6,632
          2012...............     $0.76       $0.87         28,236
          2011...............     $1.00       $0.76             --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $0.99       $1.26         34,653
          2012...............     $0.86       $0.99         65,967
          2011...............     $1.00       $0.86             --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.03       $1.34         24,212
          2012...............     $0.90       $1.03         35,884
          2011...............     $1.00       $0.90             --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.89       $1.06         19,999
          2012...............     $0.77       $0.89         74,043
          2011...............     $1.00       $0.77             --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.93       $1.01             --
          2012...............     $0.81       $0.93             --
          2011...............     $1.00       $0.81             --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.04       $0.98             --
          2012...............     $1.05       $1.04             --
          2011...............     $1.00       $1.05             --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.51       $1.93         20,841
          2012...............     $1.34       $1.51         20,650
          2011...............     $1.41       $1.34         10,364
          2010...............     $1.23       $1.41         10,336
          2009...............     $0.93       $1.23         12,140
          2008...............     $1.67       $0.93          9,430
          2007...............     $1.00(i)    $1.67             --
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.24       $1.55         33,930
          2012...............     $1.09       $1.24         31,022
          2011...............     $1.11       $1.09         26,807
          2010...............     $0.99       $1.11         27,370
          2009...............     $0.78       $0.99         24,327
          2008...............     $1.40       $0.78         13,008
          2007...............     $0.00       $1.40          8,848
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.25       $1.29         34,603
          2012...............     $1.12       $1.25         18,211
          2011...............     $1.11       $1.12         19,696
          2010...............     $1.00       $1.11         21,362
          2009...............     $0.72       $1.00         19,988
          2008...............     $0.98       $0.72             --
          2007...............     $1.00(i)    $0.98             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $1.85       $2.45        44,673
          2012...............     $1.66       $1.85        44,757
          2011...............     $1.90       $1.66        42,797
          2010...............     $1.52       $1.90        56,016
          2009...............     $1.11       $1.52         8,017
          2008...............     $1.89       $1.11         4,636
          2007...............     $1.00(i)    $1.89            --
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.13       $1.42            --
          2012...............     $1.03       $1.13            --
          2011...............     $1.08       $1.03        26,150
          2010...............     $0.99       $1.08        26,492
          2009...............     $0.78       $0.99        26,838
          2008...............     $1.22       $0.78            --
          2007...............     $1.00(i)    $1.22            --
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.31       $1.63        14,223
          2012...............     $1.17       $1.31         8,094
          2011...............     $1.21       $1.17        30,081
          2010...............     $1.12       $1.21        29,236
          2009...............     $0.91       $1.12        28,459
          2008...............     $1.49       $0.91            --
          2007...............     $1.00(i)    $1.49            --
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.01       $1.35        32,397
          2012...............     $0.88       $1.01        26,720
          2011...............     $0.93       $0.88        36,174
          2010...............     $0.75       $0.93        43,551
          2009...............     $0.59       $0.75        45,589
          2008...............     $0.91       $0.59         9,537
          2007...............     $1.00(i)    $0.91            --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.32       $1.78            --
          2012...............     $1.22       $1.32            --
          2011...............     $1.32       $1.22        22,997
          2010...............     $1.06       $1.32        23,298
          2009...............     $0.76       $1.06        23,602
          2008...............     $1.35       $0.76            --
          2007...............     $1.00(i)    $1.35            --
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.10       $2.03         8,055
          2012...............     $1.90       $2.10         7,922
          2011...............     $2.32       $1.90        10,239
          2010...............     $2.02       $2.32         8,197
          2009...............     $1.20       $2.02           463
          2008...............     $2.60       $1.20         1,245
          2007...............     $0.00       $2.60         1,007
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.05       $1.03            --
          2012...............     $1.05       $1.05            --
          2011...............     $1.01       $1.05            --
          2010...............     $1.00       $1.01            --
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.03            --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.83       $0.96        60,623
          2012...............     $0.75       $0.83        93,684
          2011...............     $0.81       $0.75        94,915
          2010...............     $0.71       $0.81        52,393
          2009...............     $0.58       $0.71            --
          2008...............     $1.00       $0.58            --
          2007...............     $1.00(i)    $0.94            --

2.50% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.95       $1.04        363,547
          2012...............     $0.88       $0.95        440,155
          2011...............     $0.91       $0.88        443,686
          2010...............     $0.83       $0.91        510,161
          2009...............     $0.72       $0.83        292,492
          2008...............     $0.97       $0.72        170,240
          2007...............     $1.00(i)    $0.97             --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.04       $1.05             --
          2012...............     $1.02       $1.04         33,742
          2011...............     $1.01       $1.02         34,185
          2010...............     $0.97       $1.01         34,631
          2009...............     $0.92       $0.97         35,084
          2008...............     $1.01       $0.92             --
          2007...............     $1.00(i)    $1.01             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.88       $1.00             --
          2012...............     $0.80       $0.88             --
          2011...............     $0.85       $0.80             --
          2010...............     $0.76       $0.85             --
          2009...............     $0.63       $0.76             --
          2008...............     $1.00       $0.63             --
          2007...............     $1.00(i)    $0.95             --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.99       $1.04         32,565
          2012...............     $0.94       $0.99         69,613
          2011...............     $0.96       $0.94         70,560
          2010...............     $0.90       $0.96        109,072
          2009...............     $0.82       $0.90        110,782
          2008...............     $1.00       $0.82             --
          2007...............     $1.00(i)    $0.99             --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.19       $1.62             --
          2012...............     $1.08       $1.19             --
          2011...............     $1.18       $1.08             --
          2010...............     $1.01       $1.18             --
          2009...............     $0.63       $1.01             --
          2008...............     $1.46       $0.63             --
          2007...............     $1.00(i)    $1.46             --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $0.98       $1.28             --
          2012...............     $0.86       $0.98             --
          2011...............     $0.87       $0.86             --
          2010...............     $0.73       $0.87             --
          2009...............     $0.54       $0.73             --
          2008...............     $0.95       $0.54             --
          2007...............     $1.00(i)    $0.95             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.32       $1.75             --
          2012...............     $1.14       $1.32             --
          2011...............     $1.19       $1.14             --
          2010...............     $1.06       $1.19             --
          2009...............     $0.84       $1.06             --
          2008...............     $1.35       $0.84             --
          2007...............     $1.00(i)    $1.35             --
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.27       $1.60             --
          2012...............     $1.15       $1.27             --
          2011...............     $1.18       $1.15             --
          2010...............     $1.11       $1.18             --
          2009...............     $0.89       $1.11             --
          2008...............     $1.30       $0.89             --
          2007...............     $1.00(i)    $1.30             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.03       $1.25             --
          2012...............     $0.94       $1.03             --
          2011...............     $0.98       $0.94             --
          2010...............     $0.93       $0.98             --
          2009...............     $0.71       $0.93             --
          2008...............     $1.19       $0.71             --
          2007...............     $1.00(i)    $1.19             --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.36       $1.77            810
          2012...............     $1.22       $1.36            823
          2011...............     $1.27       $1.22          1,517
          2010...............     $1.17       $1.27          2,276
          2009...............     $0.96       $1.17          3,084
          2008...............     $1.46       $0.96             --
          2007...............     $1.00(i)    $1.46             --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $0.97       $1.30         51,493
          2012...............     $0.88       $0.97         43,581
          2011...............     $0.91       $0.88         56,601
          2010...............     $0.73       $0.91         67,787
          2009...............     $0.62       $0.73         69,665
          2008...............     $0.92       $0.62         17,953
          2007...............     $1.00(i)    $0.92             --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.29       $2.79        153,720
          2012...............     $1.97       $2.29        147,240
          2011...............     $2.17       $1.97        166,049
          2010...............     $2.05       $2.17        157,104
          2009...............     $1.68       $2.05         18,545
          2008...............     $2.32       $1.68         11,508
          2007...............     $1.00(i)    $2.32             --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.46       $1.77             --
          2012...............     $1.34       $1.46             --
          2011...............     $1.33       $1.34             --
          2010...............     $1.17       $1.33             --
          2009...............     $1.06       $1.17             --
          2008...............     $1.37       $1.06             --
          2007...............     $1.00(i)    $1.37             --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.62       $2.10             --
          2012...............     $1.40       $1.62             --
          2011...............     $1.41       $1.40             --
          2010...............     $1.19       $1.41             --
          2009...............     $0.99       $1.19             --
          2008...............     $1.55       $0.99             --
          2007...............     $1.00(i)    $1.55             --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.17       $1.23         84,571
          2012...............     $1.18       $1.17         90,822
          2011...............     $1.54       $1.18         76,247
          2010...............     $1.35       $1.54         94,510
          2009...............     $0.80       $1.35         17,257
          2008...............     $2.12       $0.80         10,453
          2007...............     $1.00(i)    $2.12             --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.33       $1.77        111,770
          2012...............     $1.21       $1.33         99,751
          2011...............     $1.22       $1.21        102,115
          2010...............     $1.11       $1.22         79,301
          2009...............     $0.89       $1.11         75,905
          2008...............     $1.44       $0.89         20,985
          2007...............     $0.00(i)    $1.44          9,952

2.50% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.02            --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $1.48       $1.81        69,060
          2012...............     $1.34       $1.48        58,615
          2011...............     $1.60       $1.34        55,038
          2010...............     $1.44       $1.60        64,855
          2009...............     $1.08       $1.44        61,492
          2008...............     $1.91       $1.08        16,453
          2007...............     $0.00(i)    $1.91         7,270
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.54       $1.79         4,663
          2012...............     $1.34       $1.54            --
          2011...............     $1.48       $1.34        24,664
          2010...............     $1.32       $1.48        23,954
          2009...............     $1.07       $1.32        23,183
          2008...............     $1.89       $1.07            --
          2007...............     $1.00(i)    $1.89            --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.44       $2.21            --
          2012...............     $1.32       $1.44            --
          2011...............     $1.46       $1.32            --
          2010...............     $1.06       $1.46            --
          2009...............     $0.77       $1.06            --
          2008...............     $1.52       $0.77            --
          2007...............     $1.00(i)    $1.52            --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.70       $2.16         6,754
          2012...............     $1.54       $1.70         6,846
          2011...............     $1.58       $1.54            --
          2010...............     $1.23       $1.58            --
          2009...............     $0.86       $1.23            --
          2008...............     $1.39       $0.86            --
          2007...............     $1.00(i)    $1.39            --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05            --

         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.01       $3.07         9,072
          2012...............     $1.61       $2.01         6,988
          2011...............     $1.76       $1.61         5,549
          2010...............     $1.60       $1.76         8,582
          2009...............     $1.14       $1.60         9,503
          2008...............     $1.76       $1.14        11,885
          2007...............     $0.00(i)    $1.76         2,890
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.29       $1.80         3,785
          2012...............     $1.26       $1.29         4,276
          2011...............     $1.44       $1.26         1,585
          2010...............     $1.15       $1.44         1,517
          2009...............     $0.87       $1.15         1,569
          2008...............     $1.47       $0.87         3,851
          2007...............     $0.00(i)    $1.47         3,517




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.48       $1.93          9,276
          2012...............     $1.28       $1.48          9,879
          2011...............     $1.51       $1.28          6,750
          2010...............     $1.22       $1.51          6,633
          2009...............     $0.97       $1.22          2,587
          2008...............     $1.35       $0.97          5,269
          2007...............     $0.00(i)    $1.35          5,127
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.34       $1.77             --
          2012...............     $1.16       $1.34             --
          2011...............     $1.28       $1.16             --
          2010...............     $1.11       $1.28             --
          2009...............     $0.90       $1.11             --
          2008...............     $1.39       $0.90             --
          2007...............     $1.00(i)    $1.39             --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.54       $1.80          1,619
          2012...............     $1.39       $1.54          2,013
          2011...............     $1.41       $1.39          2,997
          2010...............     $1.33       $1.41          3,369
          2009...............     $1.09       $1.33          5,911
          2008...............     $1.33       $1.09          7,306
          2007...............     $1.00(i)    $1.33             --
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.64       $2.10         96,677
          2012...............     $1.36       $1.64         95,982
          2011...............     $1.50       $1.36        102,212
          2010...............     $1.44       $1.50        142,321
          2009...............     $1.01       $1.44          9,268
          2008...............     $1.87       $1.01          8,164
          2007...............     $0.00       $1.87          3,839
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.02       $2.25         43,116
          2012...............     $1.83       $2.02         35,408
          2011...............     $2.77       $1.83         33,922
          2010...............     $2.27       $2.77         33,394
          2009...............     $1.30       $2.27         32,719
          2008...............     $2.79       $1.30         16,249
          2007...............     $0.00       $2.79          4,020
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $0.99       $1.21         41,795
          2012...............     $0.92       $0.99         34,921
          2011...............     $0.97       $0.92         41,269
          2010...............     $0.86       $0.97         48,770
          2009...............     $0.66       $0.86         38,689
          2008...............     $0.94       $0.66         11,727
          2007...............     $1.00(i)    $0.94             --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.28       $1.62         63,074
          2012...............     $1.12       $1.28         52,031
          2011...............     $1.14       $1.12         62,928
          2010...............     $1.05       $1.14         75,515
          2009...............     $0.77       $1.05         70,360
          2008...............     $1.26       $0.77         15,414
          2007...............     $0.00       $1.26         11,390
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.06       $1.42             --
          2012...............     $0.93       $1.06             --
          2011...............     $1.02       $0.93             --
          2010...............     $0.81       $1.02             --
          2009...............     $0.59       $0.81             --
          2008...............     $1.24       $0.59             --
          2007...............     $1.00(i)    $1.24             --

2.50% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.52       $2.09          5,000
          2012...............     $1.29       $1.52          5,066
          2011...............     $1.47       $1.29          5,132
          2010...............     $1.11       $1.47          5,199
          2009...............     $0.70       $1.11             --
          2008...............     $1.19       $0.70             --
          2007...............     $1.00(i)    $1.19             --
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.46       $1.92        128,803
          2012...............     $1.29       $1.46        128,365
          2011...............     $1.33       $1.29        139,423
          2010...............     $1.22       $1.33        162,994
          2009...............     $1.02       $1.22        144,161
          2008...............     $1.56       $1.02         27,902
          2007...............     $0.00       $1.56         15,579
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.73       $0.70         46,326
          2012...............     $0.63       $0.73         38,418
          2011...............     $0.78       $0.63         29,833
          2010...............     $0.68       $0.78         34,762
          2009...............     $0.41       $0.68         38,124
          2008...............     $1.00       $0.41         10,469
          2007...............     $1.00(i)    $0.97             --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.89       $1.19             --
          2012...............     $0.82       $0.89             --
          2011...............     $0.87       $0.82             --
          2010...............     $0.73       $0.87             --
          2009...............     $0.57       $0.73             --
          2008...............     $0.96       $0.57             --
          2007...............     $1.00(i)    $0.96             --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.11       $1.40             --
          2012...............     $1.00       $1.11             --
          2011...............     $1.04       $1.00             --
          2010...............     $0.98       $1.04             --
          2009...............     $0.70       $0.98             --
          2008...............     $1.31       $0.70             --
          2007...............     $1.00(i)    $1.31             --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.34       $0.33          7,164
          2012...............     $0.31       $0.34          6,612
          2011...............     $0.32       $0.31          6,825
          2010...............     $0.29       $0.32          6,859
          2009...............     $0.24       $0.29          7,005
          2008...............     $1.13       $0.24          6,650
          2007...............     $1.00(i)    $1.13             --
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $1.71       $2.10             --
          2012...............     $1.44       $1.71             --
          2011...............     $1.60       $1.44             --
          2010...............     $1.43       $1.60             --
          2009...............     $1.06       $1.43             --
          2008...............     $1.90       $1.06             --
          2007...............     $1.00(i)    $1.90             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.96       $1.31         87,532
          2012...............     $0.83       $0.96         78,840
          2011...............     $0.88       $0.83         78,662
          2010...............     $0.73       $0.88        116,137
          2009...............     $0.55       $0.73             --
          2008...............     $0.90       $0.55             --
          2007...............     $1.00(i)    $0.90             --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04             --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.03       $1.00         28,743
          2012...............     $0.99       $1.03         63,512
          2011...............     $1.01       $0.99             --
          2010...............     $1.00       $1.01             --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.10       $1.06         26,656
          2012...............     $1.03       $1.10         90,117
          2011...............     $1.02       $1.03             --
          2010...............     $1.00       $1.02             --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.15       $1.48             --
          2012...............     $0.99       $1.15             --
          2011...............     $0.99       $0.99             --
          2010...............     $0.90       $0.99             --
          2009...............     $0.72       $0.90             --
          2008...............     $1.33       $0.72             --
          2007...............     $1.00(i)    $1.33             --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.13       $1.50             --
          2012...............     $0.98       $1.13             --
          2011...............     $1.05       $0.98             --
          2010...............     $0.94       $1.05             --
          2009...............     $0.74       $0.94             --
          2008...............     $1.24       $0.74             --
          2007...............     $1.00(i)    $1.24             --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.20       $1.51             --
          2012...............     $1.01       $1.20             --
          2011...............     $1.25       $1.01             --
          2010...............     $1.17       $1.25          4,217
          2009...............     $0.96       $1.17          4,195
          2008...............     $1.75       $0.96          3,320
          2007...............     $0.00       $1.75          3,801
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.23       $1.64             --
          2012...............     $1.08       $1.23             --
          2011...............     $1.17       $1.08             --
          2010...............     $1.00       $1.17             --
          2009...............     $0.78       $1.00             --
          2008...............     $1.30       $0.78             --
          2007...............     $1.00(i)    $1.30             --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.18       $1.66             --
          2012...............     $1.06       $1.18             --
          2011...............     $1.33       $1.06             --
          2010...............     $1.13       $1.33             --
          2009...............     $0.70       $1.13             --
          2008...............     $1.15       $0.70             --
          2007...............     $1.00(i)    $1.15             --
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.01       $1.07             --
          2012...............     $1.00       $1.01             --

2.50% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.02          --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.14          --
          2012...............     $1.00       $1.01          --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.01       $1.11          --
          2012...............     $1.00       $1.01          --



2.55% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.18       $1.14          --
          2012...............     $1.12       $1.18          --
          2011...............     $1.07       $1.12          --
          2010...............     $1.00       $1.07          --
          2009...............     $0.89       $1.00          --
          2008...............     $1.00       $0.89          --
          2007...............     $1.00(i)    $1.00          --
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.62       $2.09          --
          2012...............     $1.42       $1.62          --
          2011...............     $1.49       $1.42          --
          2010...............     $1.21       $1.49          --
          2009...............     $0.91       $1.21          --
          2008...............     $1.47       $0.91          --
          2007...............     $1.00(i)    $1.47          --
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.25       $1.61          --
          2012...............     $1.11       $1.25          --
          2011...............     $1.12       $1.11          --
          2010...............     $1.00       $1.12          --
          2009...............     $0.82       $1.00          --
          2008...............     $1.34       $0.82          --
          2007...............     $1.00(i)    $1.34          --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.42       $1.38          --
          2012...............     $1.25       $1.42          --
          2011...............     $1.29       $1.25          --
          2010...............     $1.16       $1.29          --
          2009...............     $1.01       $1.16          --
          2008...............     $1.00       $1.01          --
          2007...............     $1.00(i)    $1.00          --
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.05          --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.91       $0.89          --
          2012...............     $0.94       $0.91          --
          2011...............     $0.96       $0.94          --
          2010...............     $0.99       $0.96          --
          2009...............     $1.01       $0.99          --
          2008...............     $1.01       $1.01          --
          2007...............     $1.00(i)    $1.01          --
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.04       $0.99          --
          2012...............     $1.03       $1.04          --
          2011...............     $0.99       $1.03          --
          2010...............     $0.95       $0.99          --
          2009...............     $0.90       $0.95          --
          2008...............     $1.06       $0.90          --
          2007...............     $1.00(i)    $1.06          --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.78       $1.76          --
          2012...............     $1.55       $1.78          --
          2011...............     $1.51       $1.55          --
          2010...............     $1.20       $1.51          --
          2009...............     $0.99       $1.20          --
          2008...............     $1.59       $0.99          --
          2007...............     $1.00(i)    $1.59          --
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.49       $0.58          --
          2012...............     $0.44       $0.49          --
          2011...............     $0.56       $0.44          --
          2010...............     $0.55       $0.56          --
          2009...............     $0.42       $0.55          --
          2008...............     $1.00       $0.42          --
          2007...............     $1.00(i)    $0.92          --

         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION SUB-
          ACCOUNT(AZ):
          2013...............     $1.00       $1.04          --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.20       $1.58          --
          2012...............     $1.07       $1.20          --
          2011...............     $1.07       $1.07          --
          2010...............     $0.96       $1.07          --
          2009...............     $0.84       $0.96          --
          2008...............     $1.32       $0.84          --
          2007...............     $1.00(i)    $1.32          --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.12       $1.50          --
          2012...............     $1.01       $1.12          --
          2011...............     $1.03       $1.01          --
          2010...............     $0.91       $1.03          --
          2009...............     $0.69       $0.91          --
          2008...............     $1.22       $0.69          --
          2007...............     $1.00(i)    $1.22          --
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.33       $1.70          --
          2012...............     $1.19       $1.33          --
          2011...............     $1.21       $1.19          --
          2010...............     $1.10       $1.21          --
          2009...............     $0.94       $1.10          --
          2008...............     $1.32       $0.94          --
          2007...............     $1.00(i)    $1.32          --
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.26       $1.12          --
          2012...............     $1.20       $1.26          --
          2011...............     $1.10       $1.20          --
          2010...............     $1.08       $1.10          --
          2009...............     $1.00       $1.08          --
          2008...............     $1.04       $1.00          --
          2007...............     $1.00(i)    $1.04          --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.02       $0.97          --
          2012...............     $0.98       $1.02          --
          2011...............     $1.00       $0.98          --
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.98       $1.24          --
          2012...............     $0.82       $0.98          --
          2011...............     $1.00       $0.82          --
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.87       $1.09          --
          2012...............     $0.76       $0.87          --
          2011...............     $1.00       $0.76          --

2.55% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $0.99       $1.25          --
          2012...............     $0.86       $0.99          --
          2011...............     $1.00       $0.86          --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB- ACCOUNT(AD):
          2013...............     $1.03       $1.34          --
          2012...............     $0.90       $1.03          --
          2011...............     $1.00       $0.90          --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.89       $1.05          --
          2012...............     $0.77       $0.89          --
          2011...............     $1.00       $0.77          --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.93       $1.01          --
          2012...............     $0.81       $0.93          --
          2011...............     $1.00       $0.81          --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.04       $0.98          --
          2012...............     $1.05       $1.04          --
          2011...............     $1.00       $1.05          --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.51       $1.92          --
          2012...............     $1.33       $1.51          --
          2011...............     $1.40       $1.33          --
          2010...............     $1.23       $1.40          --
          2009...............     $0.93       $1.23          --
          2008...............     $1.67       $0.93          --
          2007...............     $1.00(i)    $1.67          --
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.24       $1.54          --
          2012...............     $1.08       $1.24          --
          2011...............     $1.10       $1.08          --
          2010...............     $0.99       $1.10          --
          2009...............     $0.78       $0.99          --
          2008...............     $1.40       $0.78          --
          2007...............     $1.00(i)    $1.40          --
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.25       $1.28          --
          2012...............     $1.12       $1.25          --
          2011...............     $1.11       $1.12          --
          2010...............     $1.00       $1.11          --
          2009...............     $0.72       $1.00          --
          2008...............     $0.98       $0.72          --
          2007...............     $1.00(i)    $0.98          --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $1.84       $2.44          --
          2012...............     $1.65       $1.84          --
          2011...............     $1.90       $1.65          --
          2010...............     $1.51       $1.90          --
          2009...............     $1.11       $1.51          --
          2008...............     $1.89       $1.11          --
          2007...............     $1.00(i)    $1.89          --
         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.13       $1.41          --
          2012...............     $1.03       $1.13          --
          2011...............     $1.07       $1.03          --
          2010...............     $0.99       $1.07          --
          2009...............     $0.78       $0.99          --
          2008...............     $1.22       $0.78          --
          2007...............     $1.00(i)    $1.22          --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.30       $1.63          --
          2012...............     $1.17       $1.30          --
          2011...............     $1.21       $1.17          --
          2010...............     $1.12       $1.21          --
          2009...............     $0.91       $1.12          --
          2008...............     $1.48       $0.91          --
          2007...............     $1.00(i)    $1.48          --
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.01       $1.34          --
          2012...............     $0.88       $1.01          --
          2011...............     $0.93       $0.88          --
          2010...............     $0.75       $0.93          --
          2009...............     $0.59       $0.75          --
          2008...............     $0.91       $0.59          --
          2007...............     $1.00(i)    $0.91          --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.32       $1.77          --
          2012...............     $1.22       $1.32          --
          2011...............     $1.31       $1.22          --
          2010...............     $1.06       $1.31          --
          2009...............     $0.75       $1.06          --
          2008...............     $1.35       $0.75          --
          2007...............     $1.00(i)    $1.35          --
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.09       $2.02          --
          2012...............     $1.89       $2.09          --
          2011...............     $2.31       $1.89          --
          2010...............     $2.01       $2.31          --
          2009...............     $1.20       $2.01          --
          2008...............     $2.60       $1.20          --
          2007...............     $1.00(i)    $2.60          --
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.05       $1.03          --
          2012...............     $1.05       $1.05          --
          2011...............     $1.01       $1.05          --
          2010...............     $1.00       $1.01          --
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.03          --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.83       $0.96          --
          2012...............     $0.75       $0.83          --
          2011...............     $0.81       $0.75          --
          2010...............     $0.71       $0.81          --
          2009...............     $0.58       $0.71          --
          2008...............     $1.00       $0.58          --
          2007...............     $1.00(i)    $0.94          --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.95       $1.04          --
          2012...............     $0.88       $0.95          --
          2011...............     $0.91       $0.88          --
          2010...............     $0.83       $0.91          --
          2009...............     $0.72       $0.83          --
          2008...............     $0.97       $0.72          --
          2007...............     $1.00(i)    $0.97          --
         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.04       $1.04          --
          2012...............     $1.02       $1.04          --
          2011...............     $1.01       $1.02          --
          2010...............     $0.97       $1.01          --
          2009...............     $0.92       $0.97          --
          2008...............     $1.01       $0.92          --
          2007...............     $1.00(i)    $1.01          --

2.55% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.88       $1.00          --
          2012...............     $0.80       $0.88          --
          2011...............     $0.85       $0.80          --
          2010...............     $0.76       $0.85          --
          2009...............     $0.63       $0.76          --
          2008...............     $1.00       $0.63          --
          2007...............     $1.00(i)    $0.95          --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.99       $1.04          --
          2012...............     $0.94       $0.99          --
          2011...............     $0.96       $0.94          --
          2010...............     $0.89       $0.96          --
          2009...............     $0.82       $0.89          --
          2008...............     $1.00       $0.82          --
          2007...............     $1.00(i)    $0.99          --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.19       $1.62          --
          2012...............     $1.07       $1.19          --
          2011...............     $1.18       $1.07          --
          2010...............     $1.01       $1.18          --
          2009...............     $0.62       $1.01          --
          2008...............     $1.26       $0.62          --
          2007...............     $1.00(i)    $1.26          --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $0.98       $1.28          --
          2012...............     $0.86       $0.98          --
          2011...............     $0.87       $0.86          --
          2010...............     $0.73       $0.87          --
          2009...............     $0.54       $0.73          --
          2008...............     $0.95       $0.54          --
          2007...............     $1.00(i)    $0.95          --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.31       $1.74          --
          2012...............     $1.13       $1.31          --
          2011...............     $1.19       $1.13          --
          2010...............     $1.05       $1.19          --
          2009...............     $0.84       $1.05          --
          2008...............     $1.34       $0.84          --
          2007...............     $1.00(i)    $1.34          --
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.26       $1.59          --
          2012...............     $1.14       $1.26          --
          2011...............     $1.17       $1.14          --
          2010...............     $1.10       $1.17          --
          2009...............     $0.88       $1.10          --
          2008...............     $1.30       $0.88          --
          2007...............     $1.00(i)    $1.30          --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.02       $1.24          --
          2012...............     $0.93       $1.02          --
          2011...............     $0.97       $0.93          --
          2010...............     $0.93       $0.97          --
          2009...............     $0.71       $0.93          --
          2008...............     $1.19       $0.71          --
          2007...............     $1.00(i)    $1.19          --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.35       $1.76          --
          2012...............     $1.21       $1.35          --
          2011...............     $1.27       $1.21          --
          2010...............     $1.16       $1.27          --
          2009...............     $0.96       $1.16          --
          2008...............     $1.45       $0.96          --
          2007...............     $1.00(i)    $1.45          --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $0.97       $1.29          --
          2012...............     $0.87       $0.97          --
          2011...............     $0.91       $0.87          --
          2010...............     $0.72       $0.91          --
          2009...............     $0.61       $0.72          --
          2008...............     $0.92       $0.61          --
          2007...............     $1.00(i)    $0.92          --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.28       $2.78          --
          2012...............     $1.96       $2.28          --
          2011...............     $2.17       $1.96          --
          2010...............     $2.04       $2.17          --
          2009...............     $1.68       $2.04          --
          2008...............     $2.32       $1.68          --
          2007...............     $1.00(i)    $2.32          --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.46       $1.76          --
          2012...............     $1.34       $1.46          --
          2011...............     $1.33       $1.34          --
          2010...............     $1.16       $1.33          --
          2009...............     $1.05       $1.16          --
          2008...............     $1.37       $1.05          --
          2007...............     $1.00(i)    $1.37          --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.61       $2.09          --
          2012...............     $1.39       $1.61          --
          2011...............     $1.40       $1.39          --
          2010...............     $1.19       $1.40          --
          2009...............     $0.99       $1.19          --
          2008...............     $1.55       $0.99          --
          2007...............     $1.00(i)    $1.55          --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.17       $1.23          --
          2012...............     $1.18       $1.17          --
          2011...............     $1.54       $1.18          --
          2010...............     $1.35       $1.54          --
          2009...............     $0.80       $1.35          --
          2008...............     $2.12       $0.80          --
          2007...............     $1.00(i)    $2.12          --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.33       $1.76          --
          2012...............     $1.21       $1.33          --
          2011...............     $1.21       $1.21          --
          2010...............     $1.10       $1.21          --
          2009...............     $0.89       $1.10          --
          2008...............     $1.43       $0.89          --
          2007...............     $1.00(i)    $1.43          --
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.02          --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-
          ACCOUNT(D)(M)(P):
          2013...............     $1.48       $1.80          --
          2012...............     $1.34       $1.48          --
          2011...............     $1.59       $1.34          --
          2010...............     $1.43       $1.59          --
          2009...............     $1.07       $1.43          --
          2008...............     $1.91       $1.07          --
          2007...............     $1.00(i)    $1.91          --

2.55% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.53       $1.78          --
          2012...............     $1.33       $1.53          --
          2011...............     $1.48       $1.33          --
          2010...............     $1.32       $1.48          --
          2009...............     $1.07       $1.32          --
          2008...............     $1.89       $1.07          --
          2007...............     $1.00(i)    $1.89          --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.43       $2.20          --
          2012...............     $1.32       $1.43          --
          2011...............     $1.45       $1.32          --
          2010...............     $1.06       $1.45          --
          2009...............     $0.77       $1.06          --
          2008...............     $1.51       $0.77          --
          2007...............     $1.00(i)    $1.51          --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.69       $2.15          --
          2012...............     $1.53       $1.69          --
          2011...............     $1.58       $1.53          --
          2010...............     $1.23       $1.58          --
          2009...............     $0.86       $1.23          --
          2008...............     $1.39       $0.86          --
          2007...............     $1.00(i)    $1.39          --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.04          --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05          --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.04          --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $2.00       $3.05          --
          2012...............     $1.61       $2.00          --
          2011...............     $1.75       $1.61          --
          2010...............     $1.59       $1.75          --
          2009...............     $1.13       $1.59          --
          2008...............     $1.76       $1.13          --
          2007...............     $1.00(i)    $1.76          --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.28       $1.79          --
          2012...............     $1.25       $1.28          --
          2011...............     $1.44       $1.25          --
          2010...............     $1.14       $1.44          --
          2009...............     $0.87       $1.14          --
          2008...............     $1.47       $0.87          --
          2007...............     $1.00(i)    $1.47          --
         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.48       $1.92          --
          2012...............     $1.28       $1.48          --
          2011...............     $1.50       $1.28          --
          2010...............     $1.22       $1.50          --
          2009...............     $0.97       $1.22          --
          2008...............     $1.35       $0.97          --
          2007...............     $1.00(i)    $1.35          --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.34       $1.76          --
          2012...............     $1.15       $1.34          --
          2011...............     $1.28       $1.15          --
          2010...............     $1.10       $1.28          --
          2009...............     $0.89       $1.10          --
          2008...............     $1.38       $0.89          --
          2007...............     $1.00(i)    $1.38          --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.53       $1.79          --
          2012...............     $1.39       $1.53          --
          2011...............     $1.40       $1.39          --
          2010...............     $1.33       $1.40          --
          2009...............     $1.09       $1.33          --
          2008...............     $1.33       $1.09          --
          2007...............     $1.00(i)    $1.33          --
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.64       $2.09          --
          2012...............     $1.35       $1.64          --
          2011...............     $1.49       $1.35          --
          2010...............     $1.44       $1.49          --
          2009...............     $1.01       $1.44          --
          2008...............     $1.86       $1.01          --
          2007...............     $1.00       $1.86          --
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $2.01       $2.24          --
          2012...............     $1.82       $2.01          --
          2011...............     $2.76       $1.82          --
          2010...............     $2.26       $2.76          --
          2009...............     $1.30       $2.26          --
          2008...............     $2.79       $1.30          --
          2007...............     $1.00(i)    $2.79          --
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $0.99       $1.21          --
          2012...............     $0.91       $0.99          --
          2011...............     $0.97       $0.91          --
          2010...............     $0.86       $0.97          --
          2009...............     $0.66       $0.86          --
          2008...............     $0.94       $0.66          --
          2007...............     $1.00       $0.94          --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.27       $1.61          --
          2012...............     $1.12       $1.27          --
          2011...............     $1.14       $1.12          --
          2010...............     $1.04       $1.14          --
          2009...............     $0.77       $1.04          --
          2008...............     $1.25       $0.77          --
          2007...............     $1.00(i)    $1.25          --
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.05       $1.41          --
          2012...............     $0.93       $1.05          --
          2011...............     $1.02       $0.93          --
          2010...............     $0.81       $1.02          --
          2009...............     $0.59       $0.81          --
          2008...............     $1.24       $0.59          --
          2007...............     $1.00(i)    $1.24          --
         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.51       $2.08          --
          2012...............     $1.28       $1.51          --
          2011...............     $1.47       $1.28          --
          2010...............     $1.11       $1.47          --
          2009...............     $0.70       $1.11          --
          2008...............     $1.18       $0.70          --
          2007...............     $1.00(i)    $1.18          --

2.55% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.45       $1.91          --
          2012...............     $1.28       $1.45          --
          2011...............     $1.32       $1.28          --
          2010...............     $1.22       $1.32          --
          2009...............     $1.02       $1.22          --
          2008...............     $1.56       $1.02          --
          2007...............     $1.00(i)    $1.56          --
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.73       $0.70          --
          2012...............     $0.62       $0.73          --
          2011...............     $0.78       $0.62          --
          2010...............     $0.68       $0.78          --
          2009...............     $0.41       $0.68          --
          2008...............     $1.00       $0.41          --
          2007...............     $1.00(i)    $0.97          --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.89       $1.19          --
          2012...............     $0.82       $0.89          --
          2011...............     $0.87       $0.82          --
          2010...............     $0.73       $0.87          --
          2009...............     $0.57       $0.73          --
          2008...............     $0.96       $0.57          --
          2007...............     $1.00(i)    $0.96          --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.11       $1.40          --
          2012...............     $1.00       $1.11          --
          2011...............     $1.04       $1.00          --
          2010...............     $0.98       $1.04          --
          2009...............     $0.69       $0.98          --
          2008...............     $1.31       $0.69          --
          2007...............     $1.00(i)    $1.31          --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.34       $0.33          --
          2012...............     $0.31       $0.34          --
          2011...............     $0.32       $0.31          --
          2010...............     $0.29       $0.32          --
          2009...............     $0.23       $0.29          --
          2008...............     $1.12       $0.23          --
          2007...............     $1.00(i)    $1.12          --
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $1.70       $2.09          --
          2012...............     $1.44       $1.70          --
          2011...............     $1.60       $1.44          --
          2010...............     $1.43       $1.60          --
          2009...............     $1.05       $1.43          --
          2008...............     $1.90       $1.05          --
          2007...............     $1.00(i)    $1.90          --
         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.95       $1.31          --
          2012...............     $0.83       $0.95          --
          2011...............     $0.87       $0.83          --
          2010...............     $0.73       $0.87          --
          2009...............     $0.55       $0.73          --
          2008...............     $0.90       $0.55          --
          2007...............     $1.00(i)    $0.90          --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.04          --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.02       $1.00          --
          2012...............     $0.99       $1.02          --
          2011...............     $1.01       $0.99          --
          2010...............     $1.00       $1.01          --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.10       $1.05          --
          2012...............     $1.03       $1.10          --
          2011...............     $1.02       $1.03          --
          2010...............     $1.00       $1.02          --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.14       $1.47          --
          2012...............     $0.98       $1.14          --
          2011...............     $0.99       $0.98          --
          2010...............     $0.90       $0.99          --
          2009...............     $0.71       $0.90          --
          2008...............     $1.33       $0.71          --
          2007...............     $1.00(i)    $1.33          --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.13       $1.49          --
          2012...............     $0.97       $1.13          --
          2011...............     $1.04       $0.97          --
          2010...............     $0.94       $1.04          --
          2009...............     $0.74       $0.94          --
          2008...............     $1.24       $0.74          --
          2007...............     $1.00(i)    $1.24          --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.20       $1.50          --
          2012...............     $1.01       $1.20          --
          2011...............     $1.25       $1.01          --
          2010...............     $1.16       $1.25          --
          2009...............     $0.96       $1.16          --
          2008...............     $1.75       $0.96          --
          2007...............     $1.00(i)    $1.75          --
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.23       $1.63          --
          2012...............     $1.08       $1.23          --
          2011...............     $1.16       $1.08          --
          2010...............     $1.00       $1.16          --
          2009...............     $0.78       $1.00          --
          2008...............     $1.30       $0.78          --
          2007...............     $1.00(i)    $1.30          --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.18       $1.65          --
          2012...............     $1.06       $1.18          --
          2011...............     $1.32       $1.06          --
          2010...............     $1.12       $1.32          --
          2009...............     $0.70       $1.12          --
          2008...............     $1.15       $0.70          --
          2007...............     $1.00(i)    $1.15          --
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.01       $1.06          --
          2012...............     $1.00       $1.01          --
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.02          --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.14          --
          2012...............     $1.00       $1.01          --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.01       $1.11          --
          2012...............     $1.00       $1.01          --

2.65% Variable Account Charge




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.16       $1.13            --
          2012...............     $1.11       $1.16            --
          2011...............     $1.06       $1.11            --
          2010...............     $0.99       $1.06        13,124
          2009...............     $0.88       $0.99        13,843
          2008...............     $1.05       $0.88        15,431
          2007...............     $1.05       $1.05        19,100
          2006...............     $1.03       $1.05        39,994
          2005...............     $1.03       $1.03        39,427
          2004...............     $1.01       $1.03        37,874
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.60       $2.07            --
          2012...............     $1.40       $1.60            --
          2011...............     $1.48       $1.40            --
          2010...............     $1.20       $1.48         3,261
          2009...............     $0.91       $1.20         3,708
          2008...............     $1.46       $0.91         3,707
          2007...............     $1.40       $1.46         3,977
          2006...............     $1.31       $1.40         7,360
          2005...............     $1.20       $1.31         7,291
          2004...............     $1.07       $1.20         8,153
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $1.24       $1.59        14,387
          2012...............     $1.10       $1.24        14,597
          2011...............     $1.11       $1.10        14,811
          2010...............     $1.00       $1.11        15,026
          2009...............     $0.81       $1.00        15,395
          2008...............     $1.33       $0.81        16,137
          2007...............     $1.30       $1.33        13,878
          2006...............     $1.16       $1.30        13,524
          2005...............     $1.14       $1.16        14,114
          2004...............     $0.00       $1.14        13,782
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.41       $1.37            --
          2012...............     $1.24       $1.41            --
          2011...............     $1.28       $1.24            --
          2010...............     $1.15       $1.28            --
          2009...............     $1.01       $1.15            --
          2008...............     $0.99       $1.01            --
          2007...............     $1.00(i)    $0.99            --
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.05            --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.91       $0.88            --
          2012...............     $0.93       $0.91            --
          2011...............     $0.95       $0.93        10,987
          2010...............     $0.98       $0.95        23,392
          2009...............     $1.00       $0.98        21,740
          2008...............     $1.01       $1.00        17,758
          2007...............     $0.99       $1.01        26,776
          2006...............     $0.97       $0.99        41,655
          2005...............     $0.98       $0.97        40,782
          2004...............     $1.00       $0.98        38,399
         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.03       $0.98            --
          2012...............     $1.02       $1.03            --
          2011...............     $0.98       $1.02            --
          2010...............     $0.95       $0.98            --
          2009...............     $0.90       $0.95            --
          2008...............     $1.06       $0.90            --
          2007...............     $1.00(i)    $1.06            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.77       $1.74            --
          2012...............     $1.54       $1.77            --
          2011...............     $1.50       $1.54            --
          2010...............     $1.19       $1.50         1,659
          2009...............     $0.98       $1.19         2,129
          2008...............     $1.59       $0.98         1,596
          2007...............     $1.93       $1.59         1,808
          2006...............     $1.52       $1.93         1,748
          2005...............     $1.40       $1.52         2,023
          2004...............     $1.06       $1.40         2,360
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.48       $0.58            --
          2012...............     $0.44       $0.48            --
          2011...............     $0.56       $0.44            --
          2010...............     $0.55       $0.56            --
          2009...............     $0.42       $0.55            --
          2008...............     $1.00       $0.42            --
          2007...............     $1.00(i)    $0.92            --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04            --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $1.19       $1.57            --
          2012...............     $1.06       $1.19            --
          2011...............     $1.06       $1.06            --
          2010...............     $0.96       $1.06            --
          2009...............     $0.84       $0.96            --
          2008...............     $1.31       $0.84            --
          2007...............     $1.00(i)    $1.31            --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.11       $1.48            --
          2012...............     $1.00       $1.11            --
          2011...............     $1.02       $1.00            --
          2010...............     $0.91       $1.02        14,728
          2009...............     $0.69       $0.91        16,004
          2008...............     $1.22       $0.69        16,299
          2007...............     $1.03       $1.22        16,253
          2006...............     $1.10       $1.03        32,119
          2005...............     $1.11       $1.10        29,140
          2004...............     $1.03       $1.11        28,784
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $1.31       $1.68            --
          2012...............     $1.18       $1.31            --
          2011...............     $1.20       $1.18            --
          2010...............     $1.09       $1.20            --
          2009...............     $0.93       $1.09            --
          2008...............     $1.31       $0.93            --
          2007...............     $1.00(i)    $1.31            --
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.25       $1.12            --
          2012...............     $1.20       $1.25            --
          2011...............     $1.10       $1.20            --
          2010...............     $1.07       $1.10            --
          2009...............     $1.00       $1.07            --
          2008...............     $1.04       $1.00            --
          2007...............     $1.00(i)    $1.04            --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.02       $0.97            --
          2012...............     $0.98       $1.02            --
          2011...............     $1.00       $0.98            --
         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.98       $1.23            --
          2012...............     $0.82       $0.98            --
          2011...............     $1.00       $0.82            --

2.65% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.87       $1.09            --
          2012...............     $0.76       $0.87            --
          2011...............     $1.00       $0.76            --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $0.99       $1.25            --
          2012...............     $0.86       $0.99            --
          2011...............     $1.00       $0.86            --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.03       $1.34            --
          2012...............     $0.90       $1.03            --
          2011...............     $1.00       $0.90            --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.89       $1.05            --
          2012...............     $0.77       $0.89            --
          2011...............     $1.00       $0.77            --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.93       $1.00            --
          2012...............     $0.81       $0.93            --
          2011...............     $1.00       $0.81            --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.04       $0.98            --
          2012...............     $1.05       $1.04            --
          2011...............     $1.00       $1.05            --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $1.49       $1.90            --
          2012...............     $1.32       $1.49            --
          2011...............     $1.39       $1.32            --
          2010...............     $1.22       $1.39        23,040
          2009...............     $0.93       $1.22        24,260
          2008...............     $1.66       $0.93        27,279
          2007...............     $1.45       $1.66        21,396
          2006...............     $1.34       $1.45        22,793
          2005...............     $1.18       $1.34        23,486
          2004...............     $0.00       $1.18        25,356
         FIDELITY(R) VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $1.22       $1.52            --
          2012...............     $1.07       $1.22            --
          2011...............     $1.10       $1.07         9,606
          2010...............     $0.98       $1.10        17,487
          2009...............     $0.77       $0.98        18,188
          2008...............     $1.39       $0.77        17,702
          2007...............     $1.41       $1.39        16,457
          2006...............     $1.21       $1.41        35,775
          2005...............     $1.17       $1.21        38,839
          2004...............     $1.08       $1.17        39,779
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.24       $1.28            --
          2012...............     $1.12       $1.24            --
          2011...............     $1.11       $1.12            --
          2010...............     $1.00       $1.11            --
          2009...............     $0.71       $1.00            --
          2008...............     $0.98       $0.71            --
          2007...............     $1.00(i)    $0.98            --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $1.82       $2.41            --
          2012...............     $1.64       $1.82            --
          2011...............     $1.88       $1.64            --
          2010...............     $1.50       $1.88            --
          2009...............     $1.11       $1.50            --
          2008...............     $1.88       $1.11            --
          2007...............     $1.00(i)    $1.88            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $1.12       $1.40            --
          2012...............     $1.02       $1.12            --
          2011...............     $1.06       $1.02         5,058
          2010...............     $0.98       $1.06            --
          2009...............     $0.78       $0.98            --
          2008...............     $1.22       $0.78            --
          2007...............     $1.00(i)    $1.22            --
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $1.29       $1.61            --
          2012...............     $1.16       $1.29            --
          2011...............     $1.20       $1.16            --
          2010...............     $1.11       $1.20            --
          2009...............     $0.90       $1.11            --
          2008...............     $1.48       $0.90            --
          2007...............     $1.00(i)    $1.48            --
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.00       $1.33            --
          2012...............     $0.87       $1.00            --
          2011...............     $0.93       $0.87            --
          2010...............     $0.74       $0.93            --
          2009...............     $0.59       $0.74            --
          2008...............     $0.91       $0.59            --
          2007...............     $1.00(i)    $0.91            --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $1.30       $1.75            --
          2012...............     $1.21       $1.30            --
          2011...............     $1.30       $1.21            --
          2010...............     $1.05       $1.30            --
          2009...............     $0.75       $1.05            --
          2008...............     $1.34       $0.75            --
          2007...............     $1.00(i)    $1.34            --
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $2.07       $2.00            --
          2012...............     $1.88       $2.07            --
          2011...............     $2.29       $1.88            --
          2010...............     $2.00       $2.29            --
          2009...............     $1.19       $2.00            --
          2008...............     $2.59       $1.19            --
          2007...............     $1.00(i)    $2.59            --
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.05       $1.02            --
          2012...............     $1.05       $1.05            --
          2011...............     $1.01       $1.05            --
          2010...............     $1.00       $1.01            --
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.03            --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.83       $0.95            --
          2012...............     $0.74       $0.83            --
          2011...............     $0.80       $0.74            --
          2010...............     $0.71       $0.80            --
          2009...............     $0.58       $0.71            --
          2008...............     $1.00       $0.58            --
          2007...............     $1.00(i)    $0.94            --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.95       $1.03            --
          2012...............     $0.88       $0.95            --
          2011...............     $0.91       $0.88            --
          2010...............     $0.83       $0.91            --
          2009...............     $0.72       $0.83            --
          2008...............     $0.97       $0.72            --
          2007...............     $1.00(i)    $0.97            --

2.65% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.04       $1.04          --
          2012...............     $1.01       $1.04          --
          2011...............     $1.01       $1.01          --
          2010...............     $0.97       $1.01          --
          2009...............     $0.92       $0.97          --
          2008...............     $1.00       $0.92          --
          2007...............     $1.00(i)    $1.00          --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.88       $0.99          --
          2012...............     $0.80       $0.88          --
          2011...............     $0.85       $0.80          --
          2010...............     $0.76       $0.85          --
          2009...............     $0.63       $0.76          --
          2008...............     $1.00       $0.63          --
          2007...............     $1.00(i)    $0.95          --
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.99       $1.03          --
          2012...............     $0.94       $0.99          --
          2011...............     $0.95       $0.94          --
          2010...............     $0.89       $0.95          --
          2009...............     $0.82       $0.89          --
          2008...............     $1.00       $0.82          --
          2007...............     $1.00(i)    $0.99          --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.17       $1.60          --
          2012...............     $1.06       $1.17          --
          2011...............     $1.17       $1.06          --
          2010...............     $1.00       $1.17          --
          2009...............     $0.62       $1.00          --
          2008...............     $1.25       $0.62          --
          2007...............     $1.00(i)    $1.25          --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $0.97       $1.27          --
          2012...............     $0.85       $0.97          --
          2011...............     $0.87       $0.85          --
          2010...............     $0.73       $0.87          --
          2009...............     $0.54       $0.73          --
          2008...............     $0.95       $0.54          --
          2007...............     $1.00(i)    $0.95          --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $1.30       $1.72          --
          2012...............     $1.12       $1.30          --
          2011...............     $1.18       $1.12          --
          2010...............     $1.05       $1.18          --
          2009...............     $0.84       $1.05          --
          2008...............     $1.34       $0.84          --
          2007...............     $1.00(i)    $1.34          --
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $1.25       $1.57          --
          2012...............     $1.13       $1.25          --
          2011...............     $1.17       $1.13          --
          2010...............     $1.10       $1.17          --
          2009...............     $0.88       $1.10          --
          2008...............     $1.30       $0.88          --
          2007...............     $1.00(i)    $1.30          --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $1.01       $1.23          --
          2012...............     $0.92       $1.01          --
          2011...............     $0.97       $0.92          --
          2010...............     $0.92       $0.97          --
          2009...............     $0.71       $0.92          --
          2008...............     $1.18       $0.71          --
          2007...............     $1.00(i)    $1.18          --
         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $1.34       $1.74          --
          2012...............     $1.20       $1.34          --
          2011...............     $1.26       $1.20          --
          2010...............     $1.15       $1.26          --
          2009...............     $0.96       $1.15          --
          2008...............     $1.45       $0.96          --
          2007...............     $1.00(i)    $1.45          --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $0.96       $1.29          --
          2012...............     $0.87       $0.96          --
          2011...............     $0.90       $0.87          --
          2010...............     $0.72       $0.90          --
          2009...............     $0.61       $0.72          --
          2008...............     $0.92       $0.61          --
          2007...............     $1.00(i)    $0.92          --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $2.26       $2.75          --
          2012...............     $1.94       $2.26          --
          2011...............     $2.15       $1.94          --
          2010...............     $2.03       $2.15          --
          2009...............     $1.67       $2.03          --
          2008...............     $2.31       $1.67          --
          2007...............     $1.00(i)    $2.31          --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.44       $1.74          --
          2012...............     $1.33       $1.44          --
          2011...............     $1.32       $1.33          --
          2010...............     $1.16       $1.32          --
          2009...............     $1.05       $1.16          --
          2008...............     $1.36       $1.05          --
          2007...............     $1.00(i)    $1.36          --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.59       $2.07          --
          2012...............     $1.38       $1.59          --
          2011...............     $1.39       $1.38          --
          2010...............     $1.18       $1.39          --
          2009...............     $0.98       $1.18          --
          2008...............     $1.54       $0.98          --
          2007...............     $1.00(i)    $1.54          --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $1.16       $1.22          --
          2012...............     $1.17       $1.16          --
          2011...............     $1.53       $1.17          --
          2010...............     $1.34       $1.53          --
          2009...............     $0.79       $1.34          --
          2008...............     $2.11       $0.79          --
          2007...............     $1.00(i)    $2.11          --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.31       $1.74          --
          2012...............     $1.20       $1.31          --
          2011...............     $1.20       $1.20          --
          2010...............     $1.10       $1.20          --
          2009...............     $0.89       $1.10          --
          2008...............     $1.43       $0.89          --
          2007...............     $1.00(i)    $1.43          --

2.65% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.02            --
         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $1.46       $1.78            --
          2012...............     $1.33       $1.46            --
          2011...............     $1.58       $1.33            --
          2010...............     $1.42       $1.58            --
          2009...............     $1.07       $1.42            --
          2008...............     $1.90       $1.07            --
          2007...............     $1.77       $1.90            --
          2006...............     $1.41       $1.77         2,332
          2005...............     $1.30       $1.41         2,617
          2004...............     $1.09       $1.30         3,053
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $1.52       $1.76            --
          2012...............     $1.32       $1.52            --
          2011...............     $1.46       $1.32         4,076
          2010...............     $1.31       $1.46         6,556
          2009...............     $1.06       $1.31         6,963
          2008...............     $1.88       $1.06         7,254
          2007...............     $1.59       $1.88         6,782
          2006...............     $1.35       $1.59         8,224
          2005...............     $1.19       $1.35         9,110
          2004...............     $1.07       $1.19        10,317
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.42       $2.18            --
          2012...............     $1.30       $1.42            --
          2011...............     $1.44       $1.30            --
          2010...............     $1.05       $1.44            --
          2009...............     $0.76       $1.05            --
          2008...............     $1.51       $0.76            --
          2007...............     $1.00(i)    $1.51            --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.68       $2.13            --
          2012...............     $1.52       $1.68            --
          2011...............     $1.57       $1.52            --
          2010...............     $1.23       $1.57            --
          2009...............     $0.86       $1.23            --
          2008...............     $1.38       $0.86            --
          2007...............     $1.00(i)    $1.38            --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05            --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.03            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $1.98       $3.02            --
          2012...............     $1.59       $1.98            --
          2011...............     $1.74       $1.59            --
          2010...............     $1.58       $1.74            --
          2009...............     $1.13       $1.58            --
          2008...............     $1.75       $1.13            --
          2007...............     $1.00(i)    $1.75            --
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.27       $1.78            --
          2012...............     $1.24       $1.27            --
          2011...............     $1.43       $1.24            --
          2010...............     $1.14       $1.43            --
          2009...............     $0.87       $1.14            --
          2008...............     $1.46       $0.87            --
          2007...............     $1.00(i)    $1.46            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.46       $1.90          --
          2012...............     $1.27       $1.46          --
          2011...............     $1.49       $1.27          --
          2010...............     $1.21       $1.49          --
          2009...............     $0.96       $1.21          --
          2008...............     $1.34       $0.96          --
          2007...............     $1.00(i)    $1.34          --
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $1.32       $1.74          --
          2012...............     $1.14       $1.32          --
          2011...............     $1.27       $1.14          --
          2010...............     $1.10       $1.27          --
          2009...............     $0.89       $1.10          --
          2008...............     $1.38       $0.89          --
          2007...............     $1.00(i)    $1.38          --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.52       $1.77          --
          2012...............     $1.37       $1.52          --
          2011...............     $1.39       $1.37          --
          2010...............     $1.32       $1.39          --
          2009...............     $1.08       $1.32          --
          2008...............     $1.32       $1.08          --
          2007...............     $1.00(i)    $1.32          --
         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.62       $2.07          --
          2012...............     $1.34       $1.62          --
          2011...............     $1.48       $1.34          --
          2010...............     $1.43       $1.48          --
          2009...............     $1.01       $1.43          --
          2008...............     $1.85       $1.01          --
          2007...............     $1.00(i)    $1.85          --
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $1.99       $2.21          --
          2012...............     $1.81       $1.99          --
          2011...............     $2.74       $1.81          --
          2010...............     $2.25       $2.74          --
          2009...............     $1.29       $2.25          --
          2008...............     $2.77       $1.29          --
          2007...............     $1.00(i)    $2.77          --
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $0.98       $1.20          --
          2012...............     $0.91       $0.98          --
          2011...............     $0.96       $0.91          --
          2010...............     $0.86       $0.96          --
          2009...............     $0.66       $0.86          --
          2008...............     $0.94       $0.66          --
          2007...............     $1.00(i)    $0.94          --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.26       $1.59          --
          2012...............     $1.11       $1.26          --
          2011...............     $1.13       $1.11          --
          2010...............     $1.04       $1.13          --
          2009...............     $0.77       $1.04          --
          2008...............     $1.25       $0.77          --
          2007...............     $1.00(i)    $1.25          --
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $1.04       $1.40          --
          2012...............     $0.92       $1.04          --
          2011...............     $1.01       $0.92          --
          2010...............     $0.80       $1.01          --
          2009...............     $0.58       $0.80          --
          2008...............     $1.24       $0.58          --
          2007...............     $1.00(i)    $1.24          --

2.65% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.50       $2.06            --
          2012...............     $1.27       $1.50            --
          2011...............     $1.46       $1.27            --
          2010...............     $1.10       $1.46         3,918
          2009...............     $0.69       $1.10         4,692
          2008...............     $1.18       $0.69         5,447
          2007...............     $1.18       $1.18         5,517
          2006...............     $1.08       $1.18         9,677
          2005...............     $1.05       $1.08         9,569
          2004...............     $1.02       $1.05        10,159
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $1.44       $1.90            --
          2012...............     $1.27       $1.44            --
          2011...............     $1.31       $1.27            --
          2010...............     $1.21       $1.31            --
          2009...............     $1.02       $1.21            --
          2008...............     $1.55       $1.02            --
          2007...............     $1.00(i)    $1.55            --
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.72       $0.70            --
          2012...............     $0.62       $0.72            --
          2011...............     $0.78       $0.62            --
          2010...............     $0.67       $0.78            --
          2009...............     $0.41       $0.67            --
          2008...............     $1.00       $0.41            --
          2007...............     $1.00(i)    $0.97            --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.88       $1.18            --
          2012...............     $0.82       $0.88            --
          2011...............     $0.87       $0.82            --
          2010...............     $0.73       $0.87            --
          2009...............     $0.57       $0.73            --
          2008...............     $0.96       $0.57            --
          2007...............     $1.00(i)    $0.96            --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $1.10       $1.38            --
          2012...............     $0.99       $1.10            --
          2011...............     $1.03       $0.99            --
          2010...............     $0.97       $1.03            --
          2009...............     $0.69       $0.97            --
          2008...............     $1.31       $0.69            --
          2007...............     $1.00(i)    $1.31            --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.34       $0.33            --
          2012...............     $0.30       $0.34            --
          2011...............     $0.32       $0.30            --
          2010...............     $0.29       $0.32        17,661
          2009...............     $0.23       $0.29        18,964
          2008...............     $1.12       $0.23         7,168
          2007...............     $1.15       $1.12         6,580
          2006...............     $1.09       $1.15        13,766
          2005...............     $1.09       $1.09        13,821
          2004...............     $1.03       $1.09        13,479
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $1.69       $2.07            --
          2012...............     $1.42       $1.69            --
          2011...............     $1.58       $1.42            --
          2010...............     $1.42       $1.58            --
          2009...............     $1.05       $1.42            --
          2008...............     $1.89       $1.05            --
          2007...............     $1.00(i)    $1.89            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.95       $1.30            --
          2012...............     $0.83       $0.95            --
          2011...............     $0.87       $0.83            --
          2010...............     $0.73       $0.87            --
          2009...............     $0.55       $0.73            --
          2008...............     $0.90       $0.55            --
          2007...............     $1.00(i)    $0.90            --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.03            --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.02       $0.99            --
          2012...............     $0.99       $1.02            --
          2011...............     $1.01       $0.99            --
          2010...............     $1.00       $1.01            --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.10       $1.05        59,110
          2012...............     $1.03       $1.10        59,973
          2011...............     $1.02       $1.03        60,851
          2010...............     $1.00       $1.02            --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $1.13       $1.46            --
          2012...............     $0.97       $1.13            --
          2011...............     $0.98       $0.97            --
          2010...............     $0.89       $0.98            --
          2009...............     $0.71       $0.89            --
          2008...............     $1.32       $0.71            --
          2007...............     $1.00(i)    $1.32            --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $1.12       $1.48            --
          2012...............     $0.96       $1.12            --
          2011...............     $1.04       $0.96            --
          2010...............     $0.93       $1.04            --
          2009...............     $0.74       $0.93            --
          2008...............     $1.23       $0.74            --
          2007...............     $1.00(i)    $1.23            --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $1.19       $1.48            --
          2012...............     $1.00       $1.19            --
          2011...............     $1.24       $1.00            --
          2010...............     $1.15       $1.24         3,891
          2009...............     $0.95       $1.15         3,890
          2008...............     $1.74       $0.95         3,963
          2007...............     $1.65       $1.74         3,456
          2006...............     $1.33       $1.65        10,335
          2005...............     $1.22       $1.33        11,698
          2004...............     $1.07       $1.22        13,424
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $1.21       $1.61            --
          2012...............     $1.07       $1.21            --
          2011...............     $1.16       $1.07            --
          2010...............     $0.99       $1.16            --
          2009...............     $0.77       $0.99            --
          2008...............     $1.29       $0.77            --
          2007...............     $1.00(i)    $1.29            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.17       $1.64            --
          2012...............     $1.05       $1.17            --
          2011...............     $1.31       $1.05            --
          2010...............     $1.12       $1.31            --
          2009...............     $0.70       $1.12            --
          2008...............     $1.14       $0.70            --
          2007...............     $1.00(i)    $1.14            --

2.65% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.01       $1.06          --
          2012...............     $1.00       $1.01          --
         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.02          --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.14          --
          2012...............     $1.00       $1.01          --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.01       $1.11          --
          2012...............     $1.00       $1.01          --



2.70% Variable Account Charge



                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS BOND SUB-ACCOUNT(AL):
          2013...............     $1.10       $1.06        47,449
          2012...............     $1.05       $1.10        42,409
          2011...............     $1.00       $1.05        39,736
          2010...............     $0.94       $1.00        43,696
          2009...............     $0.83       $0.94        42,207
          2008...............     $0.99       $0.83         5,060
          2007...............     $0.00       $0.99         5,168
         SFT ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(AL):
          2013...............     $1.10       $1.42         2,581
          2012...............     $0.96       $1.10        10,004
          2011...............     $1.01       $0.96        11,323
          2010...............     $0.83       $1.01        11,319
          2009...............     $0.62       $0.83        10,480
          2008...............     $1.01       $0.62         1,665
          2007...............     $0.00(i)    $1.01         1,389
         SFT ADVANTUS INDEX 500 SUB-ACCOUNT(AL):
          2013...............     $0.93       $1.20        26,728
          2012...............     $0.83       $0.93            --
          2011...............     $0.84       $0.83            --
          2010...............     $0.75       $0.84            --
          2009...............     $0.62       $0.75            --
          2008...............     $1.01       $0.62            --
          2007...............     $1.00       $1.01            --
         SFT ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(AL):
          2013...............     $1.45       $1.41         2,150
          2012...............     $1.29       $1.45        10,142
          2011...............     $1.32       $1.29        10,011
          2010...............     $1.19       $1.32        10,204
          2009...............     $1.04       $1.19        10,008
          2008...............     $1.03       $1.04         1,285
          2007...............     $0.00       $1.03         1,453
         SFT ADVANTUS MANAGED VOLATILITY SUB-ACCOUNT:
          2013...............     $1.00(ay)   $1.05            --
         SFT ADVANTUS MONEY MARKET SUB-ACCOUNT(AL):
          2013...............     $0.90       $0.87         1,265
          2012...............     $0.92       $0.90         7,064
          2011...............     $0.95       $0.92         6,063
          2010...............     $0.97       $0.95         6,382
          2009...............     $1.00       $0.97         5,888
          2008...............     $1.00       $1.00           749
          2007...............     $0.00       $1.00           829




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         SFT ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $0.96       $0.91         5,349
          2012...............     $0.95       $0.96        13,313
          2011...............     $0.92       $0.95        12,468
          2010...............     $0.88       $0.92        13,474
          2009...............     $0.84       $0.88         8,853
          2008...............     $0.99       $0.84         1,000
          2007...............     $0.00       $0.99         1,031
         SFT ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(AL):
          2013...............     $1.05       $1.03         9,188
          2012...............     $0.91       $1.05         6,746
          2011...............     $0.89       $0.91         7,566
          2010...............     $0.71       $0.89         7,632
          2009...............     $0.58       $0.71         5,522
          2008...............     $0.94       $0.58           406
          2007...............     $0.00       $0.94           391
         ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
          2013...............     $0.48       $0.58            --
          2012...............     $0.43       $0.48            --
          2011...............     $0.55       $0.43            --
          2010...............     $0.55       $0.55            --
          2009...............     $0.42       $0.55            --
          2008...............     $1.00       $0.42            --
          2007...............     $1.00(i)    $0.92            --
         ALLIANCEBERNSTEIN VPS DYNAMIC ASSET ALLOCATION
          SUB-ACCOUNT(AZ):
          2013...............     $1.00       $1.04            --
         AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
          2013...............     $0.88       $1.16            --
          2012...............     $0.79       $0.88            --
          2011...............     $0.79       $0.79            --
          2010...............     $0.71       $0.79            --
          2009...............     $0.62       $0.71            --
          2008...............     $1.00       $0.62            --
          2007...............     $1.00(i)    $0.98            --
         AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
          2013...............     $1.01       $1.35            --
          2012...............     $0.91       $1.01            --
          2011...............     $0.93       $0.91            --
          2010...............     $0.82       $0.93            --
          2009...............     $0.63       $0.82            --
          2008...............     $1.11       $0.63            --
          2007...............     $1.00(i)    $1.11            --
         AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
          2013...............     $0.93       $1.19         1,718
          2012...............     $0.84       $0.93        14,422
          2011...............     $0.85       $0.84        16,243
          2010...............     $0.77       $0.85        16,160
          2009...............     $0.66       $0.77        14,125
          2008...............     $0.93       $0.66            --
          2007...............     $1.00(i)    $0.93            --
         AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
          2013...............     $1.25       $1.11         1,476
          2012...............     $1.19       $1.25        21,876
          2011...............     $1.10       $1.19        20,676
          2010...............     $1.07       $1.10        23,323
          2009...............     $1.00       $1.07        21,885
          2008...............     $1.04       $1.00            --
          2007...............     $1.00(i)    $1.04            --
         AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(AG):
          2013...............     $1.02       $0.96            --
          2012...............     $0.98       $1.02            --
          2011...............     $1.00       $0.98            --

2.70% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(AC):
          2013...............     $0.98       $1.23            --
          2012...............     $0.82       $0.98            --
          2011...............     $1.00       $0.82            --
         AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
          SUB-ACCOUNT(AH):
          2013...............     $0.87       $1.09            --
          2012...............     $0.76       $0.87            --
          2011...............     $1.00       $0.76            --
         AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(AE):
          2013...............     $0.99       $1.25            --
          2012...............     $0.86       $0.99            --
          2011...............     $1.00       $0.86            --
         AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(AD):
          2013...............     $1.03       $1.33            --
          2012...............     $0.90       $1.03            --
          2011...............     $1.00       $0.90            --
         AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(AI):
          2013...............     $0.89       $1.05        33,054
          2012...............     $0.77       $0.89            --
          2011...............     $1.00       $0.77            --
         AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(AB):
          2013...............     $0.93       $1.00            --
          2012...............     $0.81       $0.93            --
          2011...............     $1.00       $0.81            --
         AMERICAN FUNDS IS: US GOVERNMENT/AAA-RATED SECURITIES/SM/
          SUB-ACCOUNT(AF):
          2013...............     $1.04       $0.98            --
          2012...............     $1.05       $1.04            --
          2011...............     $1.00       $1.05            --
         FIDELITY(R) VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
          2013...............     $0.95       $1.22         7,379
          2012...............     $0.84       $0.95         7,346
          2011...............     $0.89       $0.84         7,636
          2010...............     $0.78       $0.89         8,139
          2009...............     $0.59       $0.78         8,384
          2008...............     $1.07       $0.59         9,234
          2007...............     $0.00       $1.07           787
         FIDELITY(R)VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
          2013...............     $0.86       $1.07         1,612
          2012...............     $0.75       $0.86         1,729
          2011...............     $0.77       $0.75         1,947
          2010...............     $0.69       $0.77         2,020
          2009...............     $0.54       $0.69         1,960
          2008...............     $0.97       $0.54         1,597
          2007...............     $0.00       $0.97         1,224
         FIDELITY(R) VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
          2013...............     $1.24       $1.27            --
          2012...............     $1.11       $1.24        11,711
          2011...............     $1.10       $1.11        11,952
          2010...............     $1.00       $1.10        12,591
          2009...............     $0.71       $1.00        13,488
          2008...............     $0.98       $0.71            --
          2007...............     $1.00(i)    $0.98            --
         FIDELITY(R) VIP FUNDS: MID CAP SUB-ACCOUNT:
          2013...............     $1.00       $1.32            --
          2012...............     $0.90       $1.00            --
          2011...............     $1.03       $0.90            --
          2010...............     $0.83       $1.03            --
          2009...............     $0.61       $0.83            --
          2008...............     $1.03       $0.61            --
          2007...............     $1.00(i)    $1.03            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         FRANKLIN LARGE CAP GROWTH VIP SUB-ACCOUNT(BH):
          2013...............     $0.90       $1.12            --
          2012...............     $0.82       $0.90            --
          2011...............     $0.86       $0.82            --
          2010...............     $0.79       $0.86            --
          2009...............     $0.62       $0.79            --
          2008...............     $0.98       $0.62            --
          2007...............     $1.00(i)    $0.98            --
         FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT(BK):
          2013...............     $0.88       $1.09            --
          2012...............     $0.79       $0.88            --
          2011...............     $0.82       $0.79            --
          2010...............     $0.76       $0.82            --
          2009...............     $0.62       $0.76            --
          2008...............     $1.00       $0.62            --
          2007...............     $1.00(i)    $1.00            --
         FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT(BI):
          2013...............     $1.00       $1.33         1,017
          2012...............     $0.87       $1.00         7,147
          2011...............     $0.93       $0.87         8,325
          2010...............     $0.74       $0.93         8,047
          2009...............     $0.59       $0.74         6,736
          2008...............     $0.91       $0.59            --
          2007...............     $1.00(i)    $0.91            --
         FRANKLIN SMALL-MID CAP GROWTH VIP SUB-ACCOUNT(A)(BJ):
          2013...............     $0.98       $1.32            --
          2012...............     $0.91       $0.98            --
          2011...............     $0.98       $0.91            --
          2010...............     $0.79       $0.98            --
          2009...............     $0.56       $0.79            --
          2008...............     $1.00       $0.56            --
          2007...............     $1.00(i)    $1.00            --
         TEMPLETON DEVELOPING MARKETS VIP SUB-ACCOUNT(BL):
          2013...............     $0.91       $0.88            --
          2012...............     $0.83       $0.91            --
          2011...............     $1.01       $0.83            --
          2010...............     $0.88       $1.01            --
          2009...............     $0.52       $0.88            --
          2008...............     $1.14       $0.52            --
          2007...............     $1.00(i)    $1.14            --
         GOLDMAN SACHS HIGH QUALITY FLOATING RATE SUB-ACCOUNT(R)(AX):
          2013...............     $1.05       $1.02            --
          2012...............     $1.05       $1.05            --
          2011...............     $1.01       $1.05            --
          2010...............     $1.00       $1.01            --
         GOLDMAN SACH VIT GLOBAL MARKETS NAVIGATOR SUB-ACCOUNT(BA):
          2013...............     $1.00       $1.03            --
         IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.82       $0.95            --
          2012...............     $0.74       $0.82            --
          2011...............     $0.80       $0.74            --
          2010...............     $0.71       $0.80            --
          2009...............     $0.58       $0.71            --
          2008...............     $1.00       $0.58            --
          2007...............     $1.00(i)    $0.94            --
         IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.94       $1.03            --
          2012...............     $0.87       $0.94            --
          2011...............     $0.91       $0.87            --
          2010...............     $0.83       $0.91            --
          2009...............     $0.72       $0.83            --
          2008...............     $0.97       $0.72            --
          2007...............     $1.00(i)    $0.97            --

2.70% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $1.03       $1.03             --
          2012...............     $1.01       $1.03             --
          2011...............     $1.01       $1.01             --
          2010...............     $0.96       $1.01             --
          2009...............     $0.92       $0.96             --
          2008...............     $1.00       $0.92             --
          2007...............     $1.00(i)    $1.00             --
         IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.87       $0.99         26,826
          2012...............     $0.79       $0.87         30,406
          2011...............     $0.85       $0.79         30,867
          2010...............     $0.76       $0.85         19,266
          2009...............     $0.63       $0.76         78,230
          2008...............     $1.00       $0.63         79,413
          2007...............     $1.00(i)    $0.95         80,614
         IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
          2013...............     $0.98       $1.03        127,239
          2012...............     $0.94       $0.98        129,193
          2011...............     $0.95       $0.94        131,216
          2010...............     $0.89       $0.95        133,267
          2009...............     $0.81       $0.89        135,353
          2008...............     $1.00       $0.81         75,078
          2007...............     $1.00(i)    $0.99             --
         INVESCO V.I. AMERICAN FRANCHISE
          SUB-ACCOUNT(H)(J)(U)(AJ)(AK)(AS):
          2013...............     $1.00       $1.37             --
          2012...............     $0.91       $1.00             --
          2011...............     $1.00       $0.91             --
          2010...............     $0.86       $1.00             --
          2009...............     $0.53       $0.86             --
          2008...............     $1.08       $0.53             --
          2007...............     $1.00(i)    $1.08             --
         INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT(X)(AP)(AT):
          2013...............     $0.97       $1.27         13,035
          2012...............     $0.85       $0.97             --
          2011...............     $0.87       $0.85             --
          2010...............     $0.73       $0.87             --
          2009...............     $0.54       $0.73             --
          2008...............     $0.94       $0.54             --
          2007...............     $1.00(i)    $0.94             --
         INVESCO V.I. COMSTOCK SUB-ACCOUNT(V)(AU):
          2013...............     $0.93       $1.23             --
          2012...............     $0.81       $0.93             --
          2011...............     $0.85       $0.81             --
          2010...............     $0.75       $0.85             --
          2009...............     $0.60       $0.75             --
          2008...............     $0.96       $0.60             --
          2007...............     $1.00(i)    $0.96             --
         INVESCO V.I. CORE EQUITY SUB-ACCOUNT(G)(O):
          2013...............     $0.98       $1.23             --
          2012...............     $0.88       $0.98             --
          2011...............     $0.91       $0.88             --
          2010...............     $0.86       $0.91             --
          2009...............     $0.69       $0.86             --
          2008...............     $1.01       $0.69             --
          2007...............     $1.00(i)    $1.01             --
         INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT(O)(AA)(AV):
          2013...............     $0.84       $1.02             --
          2012...............     $0.77       $0.84             --
          2011...............     $0.80       $0.77             --
          2010...............     $0.77       $0.80             --
          2009...............     $0.59       $0.77             --
          2008...............     $0.99       $0.59             --
          2007...............     $1.00(i)    $0.99             --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         INVESCO V.I. GROWTH AND INCOME SUB-ACCOUNT(W)(AW):
          2013...............     $0.92       $1.20            --
          2012...............     $0.83       $0.92            --
          2011...............     $0.87       $0.83            --
          2010...............     $0.80       $0.87            --
          2009...............     $0.66       $0.80            --
          2008...............     $1.00       $0.66            --
          2007...............     $1.00(i)    $1.00            --
         INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(O):
          2013...............     $0.96       $1.28         1,406
          2012...............     $0.87       $0.96         7,486
          2011...............     $0.90       $0.87         8,547
          2010...............     $0.72       $0.90         8,682
          2009...............     $0.61       $0.72         7,027
          2008...............     $0.92       $0.61            --
          2007...............     $1.00(i)    $0.92            --
         IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(M):
          2013...............     $1.18       $1.43         5,791
          2012...............     $1.01       $1.18            --
          2011...............     $1.12       $1.01            --
          2010...............     $1.06       $1.12            --
          2009...............     $0.87       $1.06            --
          2008...............     $1.21       $0.87            --
          2007...............     $1.00(i)    $1.21            --
         IVY FUNDS VIP BALANCED SUB-ACCOUNT(M):
          2013...............     $1.10       $1.33            --
          2012...............     $1.01       $1.10            --
          2011...............     $1.01       $1.01            --
          2010...............     $0.88       $1.01            --
          2009...............     $0.80       $0.88            --
          2008...............     $1.04       $0.80            --
          2007...............     $1.00(i)    $1.04            --
         IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(M):
          2013...............     $1.09       $1.41        22,925
          2012...............     $0.94       $1.09            --
          2011...............     $0.95       $0.94            --
          2010...............     $0.81       $0.95            --
          2009...............     $0.67       $0.81            --
          2008...............     $1.05       $0.67            --
          2007...............     $1.00(i)    $1.05            --
         IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(M):
          2013...............     $0.63       $0.67         8,133
          2012...............     $0.64       $0.63         9,219
          2011...............     $0.84       $0.64         9,359
          2010...............     $0.73       $0.84         3,405
          2009...............     $0.43       $0.73            --
          2008...............     $1.16       $0.43            --
          2007...............     $1.00(i)    $1.16            --
         IVY FUNDS VIP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.02       $1.36         3,379
          2012...............     $0.93       $1.02        17,473
          2011...............     $0.94       $0.93        19,381
          2010...............     $0.86       $0.94        20,205
          2009...............     $0.69       $0.86        17,461
          2008...............     $1.12       $0.69         1,393
          2007...............     $0.00       $1.12         1,137
         IVY FUNDS VIP HIGH INCOME SUB-ACCOUNT(BC):
          2013...............     $1.00       $1.02            --

2.70% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP INTERNATIONAL CORE EQUITY SUB-ACCOUNT(D)(M)(P):
          2013...............     $0.81       $0.99         3,195
          2012...............     $0.74       $0.81        15,274
          2011...............     $0.88       $0.74        15,150
          2010...............     $0.79       $0.88        13,987
          2009...............     $0.59       $0.79        11,747
          2008...............     $1.05       $0.59           903
          2007...............     $0.00       $1.05           699
         IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(C)(M):
          2013...............     $0.90       $1.04         4,125
          2012...............     $0.78       $0.90         4,675
          2011...............     $0.86       $0.78        11,865
          2010...............     $0.77       $0.86        12,044
          2009...............     $0.63       $0.77            --
          2008...............     $1.11       $0.63            --
          2007...............     $1.00(i)    $1.11            --
         IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $0.96       $1.46            --
          2012...............     $0.88       $0.96            --
          2011...............     $0.97       $0.88            --
          2010...............     $0.71       $0.97            --
          2009...............     $0.51       $0.71            --
          2008...............     $1.02       $0.51            --
          2007...............     $1.00(i)    $1.02            --
         IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $1.26       $1.60         7,424
          2012...............     $1.14       $1.26            --
          2011...............     $1.18       $1.14            --
          2010...............     $0.92       $1.18            --
          2009...............     $0.65       $0.92            --
          2008...............     $1.04       $0.65            --
          2007...............     $1.00(i)    $1.04            --
         IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
          SUB-ACCOUNT(BD):
          2013...............     $1.00       $1.04            --
         IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BE):
          2013...............     $1.00       $1.05            --
         IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED
          VOLATILITY SUB-ACCOUNT(BF):
          2013...............     $1.00       $1.03            --
         IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(M):
          2013...............     $1.22       $1.86        11,142
          2012...............     $0.98       $1.22         6,916
          2011...............     $1.07       $0.98         7,400
          2010...............     $0.97       $1.07         7,572
          2009...............     $0.70       $0.97         5,111
          2008...............     $1.08       $0.70         6,197
          2007...............     $0.00       $1.08           586
         IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(M):
          2013...............     $0.91       $1.27         6,666
          2012...............     $0.89       $0.91         7,555
          2011...............     $1.02       $0.89            --
          2010...............     $0.81       $1.02            --
          2009...............     $0.62       $0.81            --
          2008...............     $1.05       $0.62            --
          2007...............     $1.00(i)    $1.05            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(M):
          2013...............     $1.08       $1.41           665
          2012...............     $0.94       $1.08           757
          2011...............     $1.11       $0.94           864
          2010...............     $0.90       $1.11           801
          2009...............     $0.71       $0.90           829
          2008...............     $0.99       $0.71           713
          2007...............     $0.00       $0.99           640
         IVY FUNDS VIP VALUE SUB-ACCOUNT(M):
          2013...............     $0.95       $1.25            --
          2012...............     $0.82       $0.95            --
          2011...............     $0.91       $0.82            --
          2010...............     $0.79       $0.91            --
          2009...............     $0.64       $0.79            --
          2008...............     $0.99       $0.64            --
          2007...............     $1.00(i)    $0.99            --
         JANUS ASPEN: BALANCED SUB-ACCOUNT:
          2013...............     $1.18       $1.38            --
          2012...............     $1.07       $1.18            --
          2011...............     $1.08       $1.07            --
          2010...............     $1.03       $1.08            --
          2009...............     $0.84       $1.03            --
          2008...............     $1.03       $0.84            --
          2007...............     $1.00(i)    $1.03            --

         JANUS ASPEN: FORTY SUB-ACCOUNT(B):
          2013...............     $1.02       $1.30            --
          2012...............     $0.85       $1.02            --
          2011...............     $0.93       $0.85            --
          2010...............     $0.90       $0.93            --
          2009...............     $0.63       $0.90            --
          2008...............     $1.17       $0.63            --
          2007...............     $1.00(i)    $1.17            --
         JANUS ASPEN: OVERSEAS SUB-ACCOUNT(N):
          2013...............     $0.80       $0.89         7,707
          2012...............     $0.73       $0.80         7,927
          2011...............     $1.11       $0.73         7,310
          2010...............     $0.91       $1.11         5,465
          2009...............     $0.52       $0.91         5,250
          2008...............     $1.12       $0.52           974
          2007...............     $0.00       $1.12           654
         JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(L):
          2013...............     $0.98       $1.20         1,044
          2012...............     $0.91       $0.98         6,893
          2011...............     $0.96       $0.91         7,330
          2010...............     $0.86       $0.96         7,267
          2009...............     $0.66       $0.86         6,077
          2008...............     $0.94       $0.66            --
          2007...............     $1.00(i)    $0.94            --
         MFS(R) INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
          2013...............     $1.05       $1.32         3,202
          2012...............     $0.92       $1.05        12,917
          2011...............     $0.94       $0.92        14,222
          2010...............     $0.86       $0.94        14,919
          2009...............     $0.64       $0.86        12,941
          2008...............     $1.04       $0.64         1,669
          2007...............     $0.00       $1.04         1,380
         MFS(R) MID CAP GROWTH SERIES SUB-ACCOUNT:
          2013...............     $0.86       $1.15            --
          2012...............     $0.76       $0.86            --
          2011...............     $0.83       $0.76            --
          2010...............     $0.66       $0.83            --
          2009...............     $0.48       $0.66            --
          2008...............     $1.02       $0.48            --
          2007...............     $1.00(i)    $1.02            --

2.70% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         MFS(R) NEW DISCOVERY SERIES SUB-ACCOUNT:
          2013...............     $1.23       $1.69            --
          2012...............     $1.05       $1.23            --
          2011...............     $1.20       $1.05            --
          2010...............     $0.91       $1.20            --
          2009...............     $0.57       $0.91            --
          2008...............     $0.97       $0.57            --
          2007...............     $1.00(i)    $0.97            --
         MFS(R) VALUE SERIES SUB-ACCOUNT:
          2013...............     $0.95       $1.25         5,651
          2012...............     $0.84       $0.95        29,930
          2011...............     $0.87       $0.84        33,770
          2010...............     $0.80       $0.87        33,482
          2009...............     $0.67       $0.80        28,968
          2008...............     $1.03       $0.67         2,293
          2007...............     $0.00       $1.03         1,942
         MORGAN STANLEY UIF EMERGING MARKETS EQUITY SUB-ACCOUNT(Q):
          2013...............     $0.72       $0.70        21,800
          2012...............     $0.62       $0.72        32,782
          2011...............     $0.78       $0.62        33,477
          2010...............     $0.67       $0.78        20,515
          2009...............     $0.41       $0.67         7,748
          2008...............     $1.00       $0.41            --
          2007...............     $1.00(i)    $0.97            --
         NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
          2013...............     $0.88       $1.18            --
          2012...............     $0.82       $0.88            --
          2011...............     $0.87       $0.82            --
          2010...............     $0.72       $0.87            --
          2009...............     $0.57       $0.72            --
          2008...............     $0.96       $0.57            --
          2007...............     $1.00(i)    $0.96            --
         OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
          2013...............     $0.87       $1.10            --
          2012...............     $0.79       $0.87            --
          2011...............     $0.82       $0.79            --
          2010...............     $0.77       $0.82            --
          2009...............     $0.55       $0.77            --
          2008...............     $1.04       $0.55            --
          2007...............     $1.00(i)    $1.04            --
         OPPENHEIMER GLOBAL STRATEGIC INCOME/VA SUB-ACCOUNT(AQ):
          2013...............     $0.30       $0.29        33,093
          2012...............     $0.27       $0.30        28,016
          2011...............     $0.28       $0.27        26,560
          2010...............     $0.25       $0.28        28,384
          2009...............     $0.21       $0.25        29,375
          2008...............     $0.99       $0.21        11,354
          2007...............     $0.00       $0.99         2,061
         OPPENHEIMER INTERNATIONAL GROWTH/VA SUB-ACCOUNT(BM):
          2013...............     $0.93       $1.13            --
          2012...............     $0.78       $0.93            --
          2011...............     $0.87       $0.78            --
          2010...............     $0.78       $0.87            --
          2009...............     $0.58       $0.78            --
          2008...............     $1.04       $0.58            --
          2007...............     $1.00(i)    $1.04            --




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT(Z)(AR):
          2013...............     $0.95       $1.30            --
          2012...............     $0.83       $0.95            --
          2011...............     $0.87       $0.83            --
          2010...............     $0.73       $0.87            --
          2009...............     $0.55       $0.73            --
          2008...............     $0.90       $0.55            --
          2007...............     $1.00(i)    $0.90            --
         PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION SUB-ACCOUNT(BB):
          2013...............     $1.00       $1.03            --
         PIMCO VIT LOW DURATION SUB-ACCOUNT(S):
          2013...............     $1.02       $0.99            --
          2012...............     $0.99       $1.02            --
          2011...............     $1.01       $0.99            --
          2010...............     $1.00       $1.01            --
         PIMCO VIT TOTAL RETURN SUB-ACCOUNT(T):
          2013...............     $1.10       $1.05        53,109
          2012...............     $1.03       $1.10         8,180
          2011...............     $1.02       $1.03         8,304
          2010...............     $1.00       $1.02            --
         PUTNAM VT EQUITY INCOME SUB-ACCOUNT(K):
          2013...............     $0.81       $1.05            --
          2012...............     $0.70       $0.81            --
          2011...............     $0.71       $0.70            --
          2010...............     $0.65       $0.71            --
          2009...............     $0.51       $0.65            --
          2008...............     $0.95       $0.51            --
          2007...............     $1.00(i)    $0.95            --
         PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
          2013...............     $0.86       $1.14            --
          2012...............     $0.74       $0.86            --
          2011...............     $0.80       $0.74            --
          2010...............     $0.72       $0.80            --
          2009...............     $0.57       $0.72            --
          2008...............     $0.95       $0.57            --
          2007...............     $1.00(i)    $0.95            --
         PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
          2013...............     $0.70       $0.87         9,589
          2012...............     $0.59       $0.70        10,093
          2011...............     $0.73       $0.59         9,948
          2010...............     $0.68       $0.73         9,091
          2009...............     $0.56       $0.68         8,772
          2008...............     $1.02       $0.56         9,587
          2007...............     $0.00       $1.02           771
         PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(Y):
          2013...............     $0.97       $1.29            --
          2012...............     $0.85       $0.97            --
          2011...............     $0.92       $0.85            --
          2010...............     $0.79       $0.92            --
          2009...............     $0.62       $0.79            --
          2008...............     $1.03       $0.62            --
          2007...............     $1.00(i)    $1.03            --
         PUTNAM VT VOYAGER SUB-ACCOUNT:
          2013...............     $1.07       $1.50            --
          2012...............     $0.96       $1.07            --
          2011...............     $1.21       $0.96            --
          2010...............     $1.03       $1.21            --
          2009...............     $0.64       $1.03            --
          2008...............     $1.05       $0.64            --
          2007...............     $1.00(i)    $1.05            --
         TOPS(R) MANAGED RISK BALANCED ETF SUB-ACCOUNT(AM):
          2013...............     $1.01       $1.06            --
          2012...............     $1.00       $1.01            --

2.70% Variable Account Charge Continued




                              UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                              BEGINNING OF  AT END OF  OUTSTANDING AT
                                 PERIOD       PERIOD    END OF PERIOD
                              ------------- ---------- ---------------

         TOPS(R) MANAGED RISK FLEX ETF SUB-ACCOUNT(BG):
          2013...............     $1.00       $1.02          --
         TOPS(R) MANAGED RISK GROWTH ETF SUB-ACCOUNT(AN):
          2013...............     $1.01       $1.14          --
          2012...............     $1.00       $1.01          --
         TOPS(R) MANAGED RISK MODERATE GROWTH ETF SUB-ACCOUNT(AO):
          2013...............     $1.01       $1.10          --
          2012...............     $1.00       $1.01          --

--------

(a)  Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.

(b) Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.

(c) Prior to May 1, 2005, the sub-account was known as W&R International Portfolio.

(d) Prior to May 1, 2005, the sub-account was known as W&R International II Portfolio.

(e)  Period from April 28, 2005, commencement of operations, to December 31,
     2005.

(f) Prior to May 1, 2006, the sub-account was known as AIM V.I. Aggressive Growth Fund.

(g) Prior to May 1, 2006, the sub-account was known as AIM V.I. Premier Equity Fund.

(h) Prior to August 15, 2006, the sub-account was known as Van Kampen Emerging Growth.

(i) Period from October 12, 2007, commencement of operations, to December 31, 2007.

(j) Prior to May 1, 2008, the sub-account was known as Van Kampen Strategic Growth Portfolio.

(k) Putnam VT New Value Fund merged into the Putnam VT Equity Income Fund effective February 13, 2009.

(l) Janus Aspen Series: Mid Cap Value Portfolio has changed its name to Janus Series Perkins Mid Cap Value Portfolio effective December 31, 2008.

(m) W&R Target Funds, Inc. changed its name to Ivy Funds Variable Portfolios effective July 31, 2008.

(n) Prior to May 1, 2009, the sub-account was known as Janus International Growth Portfolio.

(o) AIM Variable Insurance Funds changed its name to AIM Variable Insurance Fund (Invesco Variable Insurance Funds) effective April 30, 2010.

(p) Ivy Funds VIP International Value changed its name to Ivy Funds VIP International Core Equity effective April 30, 2010.

(q) Van Kampen UIF Emerging Markets Equity Portfolio changed its name to Morgan Stanley UIF Emerging Market Equity Portfolio effective April 30, 2010.

(r)  Goldman Sachs Government Income was made available effective April 30,
     2010.

(s)  PIMCO VIT Low Duration was made available effective April 30, 2010.

(t)  PIMCO VIT Total Return was made available effective April 30, 2010.

(u) Van Kampen Capital Growth changed its name to Invesco Van Kampen V.I. Capital Growth effective June 1, 2010.

(v) Van Kampen Comstock changed its name to Invesco Van Kampen V.I. Comstock effective June 1, 2010.

(w) Van Kampen Growth and Income changed its name to Invesco Van Kampen V.I. Growth and Income effective June 1, 2010.

(x) Van Kampen UIF U.S. Mid Cap Value changed its name to Invesco Van Kampen V.I. Mid Cap Value effective June 1, 2010.

(y) Putnam VT New Opportunities changed its name to Putnam VT Multi Cap Growth effective September 1, 2010.

(z) Oppenheimer Main Street Small Cap(R)/VA changed its name to Oppenheimer Main Street Small- & Mid-Cap(R)/VA effective April 29, 2011.

(aa) Invesco V.I. Basic Balanced merged into Invesco Van Kampen V.I. Equity and Income effective May 2, 2011.

(ab) American Funds IS New World(R) was made available April 29, 2011.

(ac) American Funds IS Global Growth/SM/ was made available April 29, 2011.

(ad) American Funds IS Growth-Income/SM/ was made available April 29, 2011.

(ae) American Funds IS Growth/SM/ was made available April 29, 2011.

(af) American Funds IS US Government/AAA-Rated Securities/SM/ was made available April 29, 2011.

(ag) American Funds IS Global Bond/SM/ was made available April 29, 2011.

(ah) American Funds IS Global Small Capitalization/SM/ was made available April 29, 2011.

(ai) American Funds IS International/SM/ was made available April 29, 2011.

(aj) Invesco Van Kampen V.I. Capital Growth changed its name to Invesco Van Kampen VI American Franchise Fund effective April 30, 2012.

(ak) Invesco Van Kampen V.I. Capital Appreciation merged to Invesco Van Kampen V.I. Capital Growth effective April 30, 2012.

(al) Advantus Series Fund, Inc. reorganized to Securian Funds Trust on May 1, 2012.

(am) TOPS(R) Managed Risk Balanced ETF was made available effective May 1, 2012.

(an) TOPS(R) Managed Risk Growth ETF was made available effective May 1, 2012.

(ao) TOPS(R) Managed Risk Moderate Growth ETF was made available effective May 1, 2012.

(ap) Invesco Van Kampen V.I. Mid Cap Value changed its name to Invesco Van Kampen V.I. American Value effective July 15, 2012.

(aq) Oppenheimer High Income merged into Oppenheimer Global Strategic Income effective October 26, 2012.

(ar) Oppenheimer Main Street Small- & Mid-Cap(R)/VA changed its name to Oppenheimer Main Street Small Cap(R)/VA effective April 30, 2013.

(as) Invesco Van Kampen V.I. American Franchise changed its name to Invesco V.I. American Franchise effective May 1, 2013.

(at) Invesco Van Kampen V.I. American Value changed its name to Invesco V.I. American Value effective May 1, 2013.

(au) Invesco Van Kampen V.I. Comstock changed its name to Invesco V.I. Comstock effective May 1, 2013.

(av) Invesco Van Kampen V.I. Equity and Income changed its name to Invesco V.I. Equity and Income effective May 1, 2013.

(aw) Invesco Van Kampen V.I. Growth and Income changed its name to Invesco V.I. Growth and Income effective May 1, 2013.

(ax) Goldman Sachs Government Income changed its name to Goldman Sachs High Quality Floating Rate effective April 30, 2013.

(ay) Period from May 1, 2013, commencement of operations, to December 31, 2013.

(az) AllianceBernstein VPS Dynamic Asset Allocation was made available effective May 1, 2013.

(ba) Goldman Sachs VIT Global Markets Navigator was made available effective May 1, 2013.

(bb) PIMCO VIT Global Diversified Allocation was made available effective May 1, 2013.

(bc) Ivy Funds VIP High Income was made available effective May 1, 2013.

(bd) Ivy Funds VIP Pathfinder Moderate--Managed Volatility was made available effective September 19, 2013.

(be) Ivy Funds VIP Pathfinder Moderately Aggressive--Managed Volatility was made available effective September 19, 2013.

(bf) Ivy Funds VIP Pathfinder Moderately Conservative--Managed Volatility was made available effective September 19, 2013.

(bg) TOPS(R) Managed Risk Flex ETF was made available effective September 19, 2013.

(bh) Franklin Large Cap Growth Securities changed its name to Franklin Large Cap Growth VIP effective May 1, 2014.

(bi) Franklin Small Cap Value Securities changed its name to Franklin Small Cap Value VIP effective May 1, 2014.

(bj) Franklin Small-Mid Cap Growth Securities changed its name to Franklin Small-Mid Cap Growth VIP effective May 1, 2014.

(bk) Mutual Shares Securities changed its name to Franklin Mutual Shares VIP effective May 1, 2014.

(bl) Templeton Developing Markets Securities changed its name to Templeton Developing Markets VIP effective May 1, 2014.

(bm) Panorama International Growth/VA reorganized to Oppenheimer International Growth/VA on April 30, 2014.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES


The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.84% and 10.00%.

For illustration purposes, an average annual expense equal to 2.34% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.34% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 0.99% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $631.36

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.84% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

         Impact of Rate of Return on Monthly Income

                      Annuity Income ($)

                          [CHART]

           0.00% Gross      6.83% Gross     10.00% Gross
    Age    (-2.33% Net)     (4.50% Net)      (7.67% Net)
   -----   -----------      -----------     ------------
     65        $631            $631              $631
     68         515             631               691
     71         421             631               755
     74         344             631               826
     77         281             631               904
     80         229             631               988
     83         187             631             1,081
     86         153             631             1,183
     89         125             631             1,293
     92         102             631             1,415
     95          83             631             1,547
     98          68             631             1,693



VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL



                                  MONTHLY ANNUITY INCOME BASED ON
                                    HYPOTHETICAL RATE OF RETURN
                             -----------------------------------------
                                 0.00% GROSS  6.84% GROSS 10.00% GROSS
          BEGINNING OF YEAR  AGE (-2.34% NET) (4.50% NET) (7.66% NET)
          -----------------  --- ------------ ----------- ------------
                 1.......... 65      $631        $631        $  631
                 4.......... 68      $515        $631        $  690
                 7.......... 71      $421        $631        $  755
                 10......... 74      $343        $631        $  826
                 13......... 77      $280        $631        $  903
                 16......... 80      $229        $631        $  987
                 19......... 83      $187        $631        $1,079
                 22......... 86      $152        $631        $1,180
                 25......... 89      $124        $631        $1,291
                 28......... 92      $102        $631        $1,411
                 31......... 95      $ 83        $631        $1,543
                 34......... 98      $ 68        $631        $1,687



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $546.13.


                   ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Treasury Rates. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.

The MVA factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where I = Treasury Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.

       J = Treasury Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.

       N = the number of whole months remaining in the Guarantee Period.

The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.

EXAMPLE 1:  NEGATIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is higher than the Treasury Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                      [GRAPHIC]


             (1+0.04)     (49/12)
        [--------------- ]        -1
         (1+0.06+0.0025)

        = -0.083689

For purposes of this example, the Treasury Rate at allocation is 4% and the Treasury Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X -0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

EXAMPLE 2:  POSITIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is lower than the Treasury Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.

MVA factor:

                 [GRAPHIC]


             (1+0.06)     (49/12)
        [--------------- ]        -1
         (1+0.04+0.0025)

        = 0.070340

For purposes of this example, the Treasury Rate at allocation is 6% and the Treasury Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) plans effective May 1, 2008.

Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in a Code Section 403(b) arrangement, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

This annuity contract does not support plan loans, even if your plan may allow it.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the non deductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

  APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit Option".

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     0       $100,000    $100,000    $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     0       $100,000    $100,000    $7,000
Activity............ $102,000 $ 20,000     0       $122,000    $120,000    $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2...                                           $120,000    $8,400
Activity (withdrawal). $119,000       --   $8,400    $110,600    $111,600    $8,400

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal;
(b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580
Beginning of Year 4..........                                           $ 94,000    $6,580
Activity (withdrawal)........ $ 88,500       --   $6,580    $ 81,920    $ 87,420    $6,580
Beginning of Year 5..........                                           $ 87,420    $6,580
Activity (withdrawal)........ $ 89,600       --   $6,580    $ 83,020    $ 80,840    $6,580
Beginning of Year 6..........                                           $ 80,840    $6,580
Activity (withdrawal)........ $ 90,330       --   $6,580    $ 83,750    $ 74,260    $6,580
Beginning of Year 7
  immediately before reset... $ 85,000       --       --    $ 85,000    $ 74,260    $6,580
Beginning of Year 7
  immediately after reset.... $ 85,000       --       --    $ 85,000    $ 85,000    $6,580

  APPENDIX E -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other
Contract Options -- Guaranteed Lifetime Withdrawal Benefit Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65       $0    $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65    $      0 $100,000     $0      $100,000    $100,000    $5,000
Activity.......    --    $102,000 $ 20,000     $0      $122,000    $120,000    $6,000

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65    $      0 $100,000   $    0    $100,000    $100,000    $5,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of
  Year 2.......    66          --       --       --          --    $120,000    $6,000
Activity
  (withdrawal).    --    $116,600       --   $6,000    $110,600    $114,000    $6,000

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                           CONTRACT                                 GUARANTEED GUARANTEED
                            VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                  ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS      AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------    -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.........    65    $      0 $100,000  $     0    $100,000    $100,000    $5,000
Activity.........    --    $102,000 $ 20,000  $     0    $122,000    $120,000    $6,000
Beginning of
  Year 2.........    66          --       --       --          --    $120,000    $6,000
Activity
  (withdrawal)...    --    $116,600       --  $ 6,000    $110,600    $114,000    $6,000
Beginning of
  Year 3.........    67          --       --       --          --    $114,000    $6,000
Activity (excess
  withdrawal)....    --    $111,600       --  $11,000    $100,600    $102,886    $5,716

EXAMPLE #5 -- AN AUTOMATIC GUARANTEED ANNUAL INCOME RESET OCCURS AT THE BEGINNING OF CONTRACT YEAR 4. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 1, 2, AND 3 DO NOT EXCEED THE GAI AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

                                 CONTRACT                                 GUARANTEED GUARANTEED
                                  VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS            AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1....    65    $      0 $100,000   $    0    $100,000    $100,000    $5,000
Activity...............    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of Year 2....    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal)..    --    $116,600       --   $6,000    $110,600    $114,000    $6,000
Beginning of Year 3....    67          --       --       --          --    $114,000    $6,000
Activity (withdrawal)..    --    $111,600       --   $6,000    $105,600    $108,000    $6,000
Beginning of Year 4....    68          --       --       --          --    $108,000    $6,000
Income Reset Provision.    --          --       --       --    $115,000    $108,000    $6,000
Beginning of Year 5....    69          --       --       --          --    $108,000    $6,000
Activity (withdrawal)..    --    $118,600       --   $6,000    $112,600    $102,000    $6,000
Beginning of Year 6....    70          --       --       --          --    $ 96,000    $6,000
Activity (withdrawal)..    --    $115,800       --   $6,000    $109,800    $ 96,000    $6,000
Beginning of Year 7....    71          --       --       --          --    $ 96,000    $6,000
Income Reset Provision.    --          --       --       --    $113,500    $ 96,000    $6,243

EXAMPLE #6 -- GLWB ADDED ON 2ND CONTRACT ANNIVERSARY. SUBSEQUENT PURCHASE PAYMENTS RECEIVED THE FOLLOWING YEAR WHEN THE OWNER IS AT A DIFFERENT ANNUAL INCOME PERCENTAGE.

The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is at an age with a higher Annual Income Percentage, the new money will receive the higher Annual Income Percentage, and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.

                          CONTRACT                                 GUARANTEED GUARANTEED
                           VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                 ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS     AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------   -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1........    --    $      0 $100,000   $    0    $100,000          --        --
Activity........    --    $102,000 $ 20,000   $    0    $122,000          --        --
Beginning of
  Year 2........    --          --       --       --          --          --        --
Activity
  (withdrawal)..    --    $116,600       --   $6,000    $110,600          --        --
Beginning of
  Year 3 -- add
  GLWB..........    59          --       --       --    $103,600    $103,600    $4,144
Beginning of
  Year 4........    60          --       --       --          --    $103,600    $4,144
Activity........    --    $110,000 $ 10,000   $    0    $120,000    $113,600    $4,644
Beginning of
  Year 5........    61          --       --       --    $123,000    $113,600    $4,644

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS GREATER THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
  convert to
  GLWB.........    67          --       --       --    $132,000    $132,000    $6,600
Activity
  (withdrawal).    --    $133,600       --   $6,600    $127,000    $125,400    $6,600

EXAMPLE #8 -- A GMWB CONTRACT CONVERTS TO A LIFETIME GMWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS LESS THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
  convert to
  GLWB.........    67          --       --       --    $117,000    $117,000    $5,850
Activity
  (withdrawal).    --    $117,100       --   $5,850    $111,250    $111,150    $5,850

APPENDIX F -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT II- SINGLE
                               AND JOINT OPTIONS

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit II Option functions. A complete description of the optional contract feature can be found in the prospectus sections "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Single Life Option (GLWB II-Single)" and "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Joint Life Option (GLWB II-Joint)". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

The GWB is set equal to the initial purchase payment and the GAI is 5% of the GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment multiplied by 5%.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000

EXAMPLE #3 -- GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT AND GUARANTEED ANNUAL INCOME RESET.

On each Contract Anniversary prior to the first withdrawal, for up to 10 years following the election of the rider, there will be a Guaranteed Withdrawal Benefit Enhancement. The GWB will be increased by 5% of the GWB prior to the enhancement and the GAI will be increased to 5% of the GWB following the enhancement.

An automatic Guaranteed Annual Income Reset will occur on every contract anniversary through age 85. The GWB will be reset to the greater of the prior GWB or the current contract value. The GAI will be recalculated to 5% of the reset GWB, but will never be lower than the GAI immediately prior to the reset.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the Guaranteed Withdrawal Benefit Reset on any Contract Anniversary where both are applicable.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000
Enhancement......... $128,000       --     --      $128,000    $126,000    $6,300
Income Reset........ $128,000       --     --      $128,000    $128,000    $6,400
Beginning of Year 2. $128,000       --     --      $128,000    $128,000    $6,400
Enhancement......... $130,000       --     --      $130,000    $134,400    $6,720
Income Reset........ $130,000       --     --      $130,000    $134,400    $6,720
Beginning of Year 3. $130,000       --     --      $130,000    $134,400    $6,720

EXAMPLE #4 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Any withdrawal prior to the Benefit Date will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the result of the ratio of the withdrawal to the contract value immediately prior to such withdrawal. The GAI will be recalculated to 5% of the GWB following the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --   $6,300    $118,700    $119,650    $5,983

EXAMPLE #5 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE NOT EXCEEDING THE
GAI.

The client may make cumulative withdrawals up to the GAI each contract year following the Benefit Date without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --   $6,300    $118,700    $119,700    $6,300
Income Reset.......... $130,000       --       --    $130,000    $130,000    $6,500
Beginning of Year 3... $130,000       --       --    $130,000    $130,000    $6,500

EXAMPLE #6 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE EXCEEDING THE GAI.

The client may withdraw more than the GAI in any contract year following the Benefit Date. Any withdrawal following the benefit date in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --  $ 6,300    $118,700    $119,700    $6,300
Income Reset.......... $120,000       --       --    $120,000    $120,000    $6,300
Beginning of Year 3... $120,000       --       --    $120,000    $120,000    $6,300
Activity (withdrawal). $122,000       --  $10,000    $112,000    $110,064    $6,099

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB II ON THE 2ND CONTRACT ANNIVERSARY.

Contracts with the GMWB option may elect to convert to the GLWB II-Single or GLWB II-Joint option within 30 days prior to any contract anniversary subject to applicable age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB II benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated as 5% of the GWB. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB option at the time of conversion.

                        CONTRACT                                 GUARANTEED GUARANTEED
                         VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                         BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS          ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.... $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity............... $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of Year 2....                --       --          --    $120,000    $8,400
Beginning of Year 3 --
  convert to GLWB II... $132,000       --       --    $132,000    $132,000    $6,600
Activity (withdrawal).. $133,600       --   $6,600    $127,000    $125,400    $6,600

    APPENDIX G -- EXAMPLES OF THE GUARANTEED MINIMUM INCOME BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Income Benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Income Benefit Option." The following examples use hypothetical contract activity and are not representative of projected future returns or how your contract will actually perform.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $50,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The chart below is meant to provide a graphic example of how the Highest Anniversary Value, Roll-up Value and contract value vary relative to one another during periods of positive and negative market fluctuations (as reflected by the 'Contract Value' line). The table below provides a numeric example of these features. The values reflected in the table correspond to the values reflected in the chart. The columns to the right entitled 'GMIB Fixed Annuity Payment' and 'Fixed Annuity Payment Guaranteed under the Base Contract' demonstrate annuity payment amounts using the default annuity payment option of life with a period certain of 60 months.


                                [Chart]

    Begining        Contract         Highest         Roll-up
of Contract Year     Value      Anniversary Value     Value
     -------         -----      -----------------      -----
       1             $50,000        $50,000           $50,000
       2              53,000         53,000            52,500
       3              60,000         60,000            55,125
       4              64,000         64,000            57,881
       5              54,000         64,000            60,775
       6              60,000         64,000            63,814
       7              78,000         78,000            78,000
       8              80,000         80,000            81,900
       9              62,500         80,000            85,995
      10              70,500         80,000            90,295
      11              80,000         80,000            94,809
      12              85,000         85,000            99,550
      13              80,000         85,000           104,527
      14              70,000         85,000           109,754
      15              68,000         85,000           109,754
      16              73,000         85,000           109,754

                                                                                                        FIXED
                                                                                                       ANNUITY
                                                                                                       PAYMENT
                          CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                           VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of Year 1.. 67       --  $50,000      --     $50,000    $50,000   $ 50,000 $ 50,000     --        --
Beginning of Year 2.. 68  $53,000       --      --     $53,000    $53,000   $ 52,500 $ 53,000     --        --
Beginning of Year 3.. 69  $60,000       --      --     $60,000    $60,000   $ 55,125 $ 60,000     --        --
Beginning of Year 4.. 70  $64,000       --      --     $64,000    $64,000   $ 57,881 $ 64,000     --        --
Beginning of Year 5.. 71  $54,000       --      --     $54,000    $64,000   $ 60,775 $ 64,000     --        --
Beginning of Year 6.. 72  $60,000       --      --     $60,000    $64,000   $ 63,814 $ 64,000     --        --
Beginning of Year 7.. 73  $78,000       --      --     $78,000    $78,000   $ 78,000 $ 78,000     --        --
Beginning of Year 8.. 74  $80,000       --      --     $80,000    $80,000   $ 81,900 $ 81,900     --        --
Beginning of Year 9.. 75  $62,500       --      --     $62,500    $80,000   $ 85,995 $ 85,995     --        --
Beginning of Year 10. 76  $70,500       --      --     $70,500    $80,000   $ 90,295 $ 90,295     --        --
Beginning of Year 11. 77  $80,000       --      --     $80,000    $80,000   $ 94,809 $ 94,809 $5,859    $6,650
Beginning of Year 12. 78  $85,000       --      --     $85,000    $85,000   $ 99,550 $ 99,550 $6,371    $7,364
Beginning of Year 13. 79  $80,000       --      --     $80,000    $85,000   $104,527 $104,527 $6,931    $7,215

                                                                                                        FIXED
                                                                                                       ANNUITY
                                                                                                       PAYMENT
                          CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                           VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of Year 14. 80  $70,000     --        --     $70,000    $85,000   $109,754 $109,754 $7,547    $6,575
Beginning of Year 15. 81  $68,000     --        --     $68,000    $85,000   $109,754 $109,754 $7,831    $6,652
Beginning of Year 16. 82  $73,000     --        --     $73,000    $85,000   $109,754 $109,754 $8,132    $7,439

In the example above, the beginning of year 2 illustrates the impact on benefit values when the contract value increases. The contract value has increased to $53,000 and the Highest Anniversary Value is reset to the current contract value. The Roll-up Value is calculated as the prior Roll-up Value, accumulated at 5% ($50,000 * 1.05 = $52,500). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base at this point of $53,000.

In the example above, the beginning of year 5 illustrates the impact on benefit values when the contract value decreases. The contract value has decreased to $54,000 and since that is less than the prior year, the Highest Anniversary Value remains at $64,000 and is not reset. The prior Roll-up Value is accumulated at 5% ($60,775 * 1.05 = $63,814). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base of $64,000. In this example, there is no increase or decrease to the benefit base when compared to the prior contract anniversary.

Beginning with the 10th contract anniversary (beginning of year 11), monthly annualized income is illustrated assuming the contract is annuitized under a life with 60 months certain option for a male annuitant. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

EXAMPLE #2 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2-5 are progressive, starting with an initial purchase payment of $100,000 and illustrating the impact of additional contract activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. At any point in time the benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60     --    $100,000     --      $100,000    $100,000   $100,000 $100,000

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

As shown below, additional purchase payments are added to the Highest Anniversary Value. The prior Roll-up Value is accumulated at 5% ($100,000 *
1.05 (6 / 12) = $102,470) and then increased by the new purchase payment ($102,470 + $10,000 = $112,470). The Roll-up Value exceeds the Highest Anniversary Value and therefore the benefit base is $112,470.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months
  later.............. 60  $102,000 $ 10,000     --      $112,000    $110,000   $112,470 $112,470

EXAMPLE #4 -- WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 2 the contract value of $115,000 is greater than the previous Highest Anniversary Value, $110,000, and thus the Highest Anniversary Value is reset to $115,000. Also, the Roll-up Value is accumulated at 5% for the latter 6 months in year 1 ($112,470 * 1.05 ^ (6 / 12) = $115,247).

The withdrawal of $5,000 during the second contract year is less than 5% of the Roll-up Value as of the prior contract anniversary (5% * $115,247 = $5,762) and thus the withdrawal adjustment for the Roll-up Value is applied on a dollar-for-dollar basis. The Roll-up Value is first increased at 5% for 6 months of interest and then the withdrawal is subtracted ($115,247 * 1.05 ^ (6 / 12) - $5,000 = $113,093).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. A pro rata adjustment reduces the value by the same proportion as the withdrawal bears to the contract value immediately before the withdrawal. The contract value prior to the withdrawal is $117,000 and the $5,000 withdrawal during the second contract year is applied on a pro rata basis to adjust the Highest Anniversary Value to $110,085 ($115,000 - $115,000 * ($5,000 /
$117,000) = $110,085).

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
 Beginning of
   Year 1............ 60        -- $100,000       --    $100,000    $100,000   $100,000 $100,000
 Activity
   6 months later.... 60  $102,000 $ 10,000       --    $112,000    $110,000   $112,470 $112,470
 Beginning of
   Year 2............ 61  $115,000       --       --    $115,000    $115,000   $115,247 $115,247
 Activity
   6 months later.... 61  $117,000       --   $5,000    $112,000    $110,085   $113,093 $113,093

EXAMPLE #5 -- WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 3, the contract value of $118,000 is greater than the previous Highest Anniversary Value of $110,085, and the Highest Anniversary Value is reset. The Roll-up Value accumulates at 5% for the latter 6 months in year 2 ($113,093 * 1.05 ^ (6/12) = $115,886).

The withdrawal of $8,000 during the third contract year is greater than 5% of the Roll-up Value as of the prior contract anniversary ( 5% * $115,886 = $5,794) and thus the withdrawal adjustment for the Roll-up Value is applied on a pro rata basis. The contract value immediately prior to the withdrawal is $102,000 and the Roll-up Value is first accumulated at 5% for 6 months ($115,886 * 1.05 ^ (6/12) = $118,748) and then the withdrawal is applied
($118,748 - $118,748 * $8,000 / $102,000 = $109,434).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. The $8,000 withdrawal is taken by applying a pro rata adjustment to the Highest Anniversary Value ($118,000 - $118,000 * $8,000 / $102,000 = $108,745).

                          CONTRACT                     CONTRACT
                           VALUE   PURCHASE             VALUE     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- -------- ----------- -------- --------
 Beginning of
   Year 1............ 60        -- $100,000       --   $100,000  $100,000   $100,000 $100,000
 Activity
   6 months later.... 60  $102,000 $ 10,000       --   $112,000  $110,000   $112,470 $112,470
 Beginning of
   Year 2............ 61  $115,000       --       --   $115,000  $115,000   $115,247 $115,247
 Activity
   6 months later.... 61  $117,000       --   $5,000   $112,000  $110,085   $113,093 $113,093
 Beginning of
   Year 3............ 62  $118,000       --       --   $118,000  $118,000   $115,886 $118,000
 Activity
   6 months later.... 62  $102,000       --   $8,000   $ 94,000  $108,745   $109,434 $109,434

EXAMPLE #6 -- A RESET IN THE GMIB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
4.

The contract owner may elect to reset the Roll-up Value to the contract value beginning with the 3rd anniversary after rider election. A written request within 30 days prior to the contract anniversary will be required. If the reset is not elected on the first available anniversary, it will be available on future anniversaries. Once elected, the reset may not be elected for another 3 year period. A reset will only occur if the contract value is greater than the Roll-up Value on the date of reset. The reset is not available after age 80. The optional reset was elected in the example on the highlighted contract anniversary. Upon reset, the Roll-up Value is set to the current contract value and future Roll-up Values will be based on the new amount. The charge may increase upon reset and there is a new 10 year period before GMIB may be annuitized. In this example, the owner could not annuitize until their 13th contract anniversary (10 years after the latest reset). Annualized monthly income based on a life with 60 months certain and a male annuitant is illustrated below for the first benefit date. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB Benefit Base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

                                                                                                FIXED
                                                                                               ANNUITY
                                                                                               PAYMENT
                  CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                   VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
CONTRACT           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
-----------   --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 60        -- $100,000     --     $100,000  $100,000   $100,000 $100,000      --       --
Beginning of
  Year 2..... 61  $105,000       --     --     $105,000  $105,000   $105,000 $105,000      --       --
Beginning of
  Year 3..... 62  $113,000       --     --     $113,000  $113,000   $110,250 $113,000      --       --
Beginning of
  Year 4..... 63  $126,000       --     --     $126,000  $126,000   $126,000 $126,000      --       --
Beginning of
  Year 5..... 64  $128,000       --     --     $128,000  $128,000   $132,300 $132,300      --       --
Beginning of
  Year 6..... 65  $125,000       --     --     $125,000  $128,000   $138,915 $138,915      --       --
Beginning of
  Year 7..... 66  $129,000       --     --     $129,000  $129,000   $145,861 $145,861      --       --
Beginning of
  Year 8..... 67  $134,000       --     --     $134,000  $134,000   $153,154 $153,154      --       --
Beginning of
  Year 9..... 68  $126,000       --     --     $126,000  $134,000   $160,811 $160,811      --       --
Beginning of
  Year 10.... 69  $138,000       --     --     $138,000  $138,000   $168,852 $168,852      --       --
Beginning of
  Year 11.... 70  $141,000       --     --     $141,000  $141,000   $177,295 $177,295      --       --
Beginning of
  Year 12.... 71  $146,000       --     --     $146,000  $146,000   $186,159 $186,159      --       --
Beginning of
  Year 13.... 72  $148,000       --     --     $148,000  $148,000   $195,467 $195,467      --       --
Beginning of
  Year 14.... 73  $149,000       --     --     $149,000  $149,000   $205,241 $205,241 $10,632  $11,122

 APPENDIX H -- EXAMPLES OF THE ENCORE LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Encore Lifetime Income-Single and Encore Lifetime Income-Joint riders function. A complete description of these optional riders can be found in the section of this prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Encore-Single and the age of the youngest Designated Life for Encore-Joint.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64   $  --   $100,000     --      $100,000   $100,000   $4,000

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = Initial benefit base X annual income percentage = 100,000 X 4% = 4,000.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $    --  $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,000

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount X annual income percentage) = 4,000 + (20,000 X 5%) = 5,000.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,000) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 5%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates benefit base enhancement at the first contract anniversary.

                                   CONTRACT                                          GUARANTEED
                                    VALUE   PURCHASE             CONTRACT              ANNUAL
                                    BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR             CONTRACT ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------             -------- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......    64    $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase
  payment)...............    65    $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......    65    $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.    65    $122,000       --     --      $122,000   $126,000   $6,300

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 105%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 105% equals 126,000. Thus, the benefit base becomes 126,000.

GAI = benefit base X annual income percentage = 126,000 X 5% = 6,300.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.... 65  $122,000    --        --      $122,000   $126,000   $6,300
Beginning of Year 2......... 65  $122,000    --        --      $122,000   $126,000   $6,300
Activity (withdrawal)....... 66  $120,000    --      $6,300    $113,700   $119,700   $6,300

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 126,000 - 6,300 = 119,700.

GAI remains unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT
                                  VALUE   PURCHASE             CONTRACT                 GUARANTEED
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER                 ANNUAL
CONTRACT YEARS               AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE INCOME (GAI)
--------------               --- -------- -------- ---------- ----------- ------------ ------------
Beginning of Year 1......... 64  $     -- $100,000    --       $100,000     $100,000      $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000    --       $119,000     $120,000      $5,000
Benefit Base Reset.......... 65  $122,000    --       --       $122,000     $122,000      $6,100
Benefit Base 5% Increase.... 65  $122,000    --       --       $122,000     $126,000      $6,300
Beginning of Year 2......... 65  $122,000    --       --       $122,000     $126,000      $6,300
Activity (withdrawal)....... 66  $120,000    --     $ 6,300    $113,700     $119,700      $6,300
Activity (withdrawal)....... 66  $113,700    --     $53,700    $ 60,000     $ 63,166      $3,325

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 119,700 - [119,700 X 53,700 / 113,700] = 63,166. Thus, the
benefit base becomes 63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 6,300 - [6,300 X 53,700 / 113,700] = 3,325. Thus, the GAI becomes 3,325.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = (126,000 - 6,300) - [(126,000 - 6,300) X
(60,000 - 6,300) / (120,000 - 6,300)] = 63,166. Thus, the benefit base becomes
63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,300 - [6,300 X (60,000 - 6,300) / (120,000 - 6,300)] = 3,325. Thus, the GAI becomes
3,325.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $     -- $100,000     --     $100,000 $100,000   $4,000
Activity (purchase payment). 45  $ 99,000 $ 20,000     --     $119,000 $120,000   $4,800
Benefit Base Reset.......... 45  $122,000    --        --     $122,000 $122,000   $4,880
Benefit Base 5% Increase.... 45  $122,000    --        --     $122,000 $126,000   $5,040
Beginning of Year 2......... 45  $122,000    --        --     $122,000 $126,000   $5,040
Activity (withdrawal)....... 46  $120,000    --      $5,040   $114,960 $120,708   $4,828

AFTER THE WITHDRAWAL:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / contract value prior to the withdrawal] = 126,000 - [126,000 X 5,040 / 120,000] = 120,708. Thus, the benefit base becomes
120,708.

GAI = benefit base after the withdrawal X 4.0% = 120,708 X 4.0% = 4,828. Thus, the GAI becomes 4,828.

EXAMPLE #8 -- A GMWB CONVERTS TO ENCORE LIFETIME INCOME ON THE 1ST CONTRACT ANNIVERSARY.

Contracts with the GMWB feature may elect to convert to the Encore Lifetime Income feature within 30 days prior to any contract anniversary, as long as the client(s) is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the Encore Lifetime Income rider, the benefit base will be set to the current contract anniversary value and the GAI will be the annual income percentage based on the applicable age as of the effective date of the conversion multiplied by the new benefit base. The benefit base will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The benefit base will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                                                                                     GUARANTEED
                                                                                       ANNUAL
                                                                          GUARANTEED WITHDRAWAL
                                                                          WITHDRAWAL   (GAW),
                                    CONTRACT                     CONTRACT  BENEFIT   GUARANTEED
                                     VALUE   PURCHASE             VALUE     (GWB),     ANNUAL
                                     BEFORE  PAYMENTS WITHDRAWAL  AFTER    BENEFIT     INCOME
CONTRACT YEAR                   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    BASE      (GAI)
-------------                   --- -------- -------- ---------- -------- ---------- ----------
Beginning of Year 1............ 64  $     -- $100,000     --     $100,000  $100,000    $7,000
Activity (purchase payment).... 65  $ 99,000 $ 20,000     --     $119,000  $120,000    $8,400
Beginning of Year 2............ 65  $118,000    --        --     $118,000  $120,000    $8,400
Beginning of Year 3-convert to
  Encore....................... 66  $135,000    --        --     $135,000  $135,000    $6,750
Activity (withdrawal).......... 66  $134,000    --      $6,750   $127,250  $128,250    $6,750

APPENDIX I -- EXAMPLES OF THE OVATION LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income -- Single and Ovation Lifetime Income -- Joint riders function. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1 -- 6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation -- Single and the age of the youngest Designated Life for Ovation -- Joint.

                         CONTRACT                     CONTRACT          GUARANTEED
                          VALUE   PURCHASE             VALUE              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1. 64     $0    $100,000     --     $100,000 $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base x annual income percentage = 100,000 x 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $     0  $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --     $119,000 $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount x annual income percentage) = 4,500 + (20,000 x 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --     $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base x annual income percentage or GAI prior to the reset = maximum of (122,000 x 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --     $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --     --     $122,000 $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base x annual income percentage = 127,200 x 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --   $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --   $122,000 $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --   $122,000 $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --   $6,360   $113,640 $120,840   $6,360

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- withdrawal amount = 127,200 - 6,360 = 120,840.

GAI remains unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --   $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --   $122,000 $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --   $122,000 $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360   $113,640 $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640   $ 60,000 $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 x 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 x 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal -- [benefit base prior to the excess withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) x
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 x (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --       --   $122,000 $122,000   $5,490
Benefit Base 6% Increase.... 45  $122,000       --       --   $122,000 $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --   $122,000 $127,200   $5,724
Activity (withdrawal)....... 46  $120,000       --   $5,724   $114,276 $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = 127,200 -- [127,200 x 5,724 / 120,000] = 121,133. Thus, the benefit base becomes 121,133.

GAI = benefit base after the withdrawal x 4.5% = 121,133 x 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), or the 70/th /birthday of the youngest Designated Life if Joint, if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --     $119,000 $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000  $ 6,100
Benefit Base 6% Increase.... 65  $122,000       --     --     $122,000 $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --     $122,000 $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --     $128,000 $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --     $113,000 $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --     $108,000 $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --     $110,000 $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --     $126,000 $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --     $130,000 $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --     $147,000 $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --     $141,000 $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --     $145,000 $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --     $150,000 $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] x 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

       =   the greater of

       (a) 219,591 x 106% = 232,766

       (b) 150,000

       (c) 200% x [100,000 + 20,000] + 100% x 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base x annual income percentage = 255,000 x 5% = 12,750. Thus, the GAI becomes 12,750.

   APPENDIX J -- EXAMPLES OF THE OVATION LIFETIME INCOME II SINGLE AND JOINT
                                    OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income II -- Single and Ovation Lifetime Income II -- Joint riders function. The examples assume the Single option for purposes of the applicable Annual Income Percentage and corresponding GAI. Under the Joint option, the Benefit Base calculations are identical to Single but the applicable Annual Income Percentage and GAI are less and will be based on the age of the youngest Designated Life. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1 -- 5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation II -- Single.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64   $  --   $100,000     --      $100,000   $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base X annual income percentage = 100,000 X 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $    --  $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount X annual income percentage) = 4,500 + (20,000 X 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000 $     --     --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base X annual income percentage = 127,200 X 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI, FOLLOWED BY SUBSEQUENT YEARS OF NO WITHDRAWALS.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                      CONTRACT                                          GUARANTEED
                                       VALUE   PURCHASE             CONTRACT              ANNUAL
                                       BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                     --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1.............. 64  $     -- $100,000       --    $100,000   $100,000   $4,500
Activity (purchase payment)...... 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,500
Benefit Base Reset............... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2.............. 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)............ 66  $120,000       --   $6,360    $113,640   $120,840   $6,360
Beginning of Year 3.............. 66  $118,500       --       --    $118,500   $120,840   $6,360
Beginning of Year 4 Benefit Base
  Enhancement.................... 67  $119,600       --       --    $119,600   $128,090   $6,404

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 127,200 - 6,360 = 120,840.

The GAI remains unchanged.

At the beginning of year 3, the contract value is less than the current benefit base so no benefit base reset occurs. Since there were withdrawals during year 2, the benefit base is not eligible for the benefit base enhancement and the benefit base and GAI remain unchanged.

At the beginning of year 4, the contract value is still less than the current benefit base so no benefit base reset occurs. However, because there were no withdrawals in the prior year, the benefit base is increased as a result of the benefit base enhancement feature.

Benefit base = benefit base on the prior contract anniversary plus purchase payments received, multiplied by 106%. No additional purchase payments were received so the new benefit base is $120,840 X 106% = $128,090.

GAI = benefit base X annual income percentage = 128,090 X 5% = 6,404.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000       --    $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360    $113,640   $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640    $ 60,000   $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 X 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 X 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) X
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 X (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $     -- $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --      ---   $122,000 $122,000   $5,490
Benefit Base Enhancement.... 45  $122,000       --       --   $122,000 $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --   $122,000 $127,200   $5,724
Activity (withdrawal)....... 46  $120,000       --   $5,724   $114,276 $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / contract value prior to the withdrawal] = 127,200 - [127,200 X 5,724 / 120,000] = 121,133. Thus, the benefit base becomes
121,133.

GAI = benefit base after the withdrawal X 4.5% = 121,133 X 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --      $119,000   $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000  $ 6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --      $128,000   $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --      $113,000   $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --      $108,000   $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --      $110,000   $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --      $126,000   $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --      $130,000   $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --      $147,000   $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --      $141,000   $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --      $145,000   $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --      $150,000   $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] X 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

= the greater of

   (a) 219,591 X 106% = 232,766

   (b) 150,000

   (c) 200% X [100,000 + 20,000] + 100% X 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base X annual income percentage = 255,000 X 5% = 12,750. Thus, the GAI becomes 12,750.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION

                                    FORM N-4

ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 General Information and History
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance
    22.                 Independent Registered Public Accounting Firm
                        Registration Statement
    23.                 Financial Statements

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2014


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance Data
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.


On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life and Securian Life (the Life Companies) agreed to make a reduction in Separate Account (or Sub-Account) expenses to those Contracts with assets allocated to specified Funds on May 1, 2014, as follows:

     . SECURIAN FUNDS TRUST - T.ROWE PRICE VALUE FUND -- to the extent the Fund's annual net operating expenses exceed 0.98%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

     .    SECURIAN FUNDS TRUST - IVY(R) SMALL CAP GROWTH FUND --

               (i) to the extent the Fund's management fee exceeds 0.83% on assets over $1 billion, the Life Companies will make a corresponding reduction in Sub-Account expenses, until September 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund; and

               (ii) to the extent the Fund's annual net operating expenses exceed 1.16%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

     . SECURIAN FUNDS TRUST - PYRAMIS(R) CORE EQUITY FUND -- to the extent the Fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), the Life Companies will make a corresponding reduction in Sub-Account expenses, for the life of each Contract outstanding on May 1, 2014, to those Contract Owners whose Sub-Account invests in the Fund.


                            DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.


Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Securian Funds Trust, Portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.



Amounts paid by Minnesota Life to the underwriter for 2013, 2012 and 2011 were $52,801,236, $31,319,623 and $21,364,894 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.



Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations providing in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).


The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year , we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contractowners whether his or her registered representative should be included.


Cambridge Investment Research
1776 Pleasant Plain Road
Fairfield, Iowa 52556

Capital Financial Group
11140 Rockville Pike, 4th Floor
Rockville, MD 20852


Commonwealth Financial Network
29 Sawyer Road
Waltham, MA 02453

Questar Capital
5701 Golden Hills Drive
Minneapolis, MN 55416

The Leaders Group
26 W. Dry Creek Circle #575
Littleton, CO 80120


Valmark Securities, Inc.
130 Springside Drive, Suite 300
Akron, OH 44333


                                   PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                   (1/N)
                             T = (ERV/P)  -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Money Market Sub-Account

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] -1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                         a-b   6
              YIELD = 2[(--- + 1) -1]
                         CD

Where a =  net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.





                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

[KPMG LOGO]

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                           December 31, 2013 and 2012

       (With Independent Registered Public Accounting Firm Report Thereon)

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                                TABLE OF CONTENTS

                                                                  PAGE
Independent Registered Public Accounting Firm Report                 1

Statements of Assets and Liabilities                                 2

Statements of Operations                                            19

Statements of Changes in Net Assets                                 36

Notes to Financial Statements                                       53

[KPMG LOGO]

                KPMG LLP
                4200 Wells Fargo Center
                90 South Seventh Street
                Minneapolis, MN 55402

              INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM REPORT

The Board of Directors of Minnesota Life Insurance Company and
Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Variable Annuity Account (the Variable Account) as of December 31, 2013, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2013 were confirmed to us by the respective sub-account mutual fund or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Variable Annuity Account as of December 31, 2013, the results of operations for the year or period then ended, the changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                    [LOGO]

Minneapolis, Minnesota
March 31, 2014

           KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
           ("KPMG International"), a Swiss entity.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                            ALLIANBERN
                                               VPS        ALLIANBERN    AM CENTURY    AM CENTURY    AM CENTURY    AM CENTURY
                                            DYNASSTALL     VPS INTL      VP INC &       VP INFL      VP ULTRA      VP VALUE
                                               CL B       VALUE CL B     GRO CL II     PRO CL II       CL II         CL II
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $   15,419,477       929,606     3,484,121    73,893,538    31,803,975    57,668,662
   Receivable from Minnesota Life for
     policy purchase payments                    525,281            --            --            --            --        14,524
   Receivable for investments sold                    --            38           299        10,879         4,277            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                          15,944,758       929,644     3,484,420    73,904,417    31,808,252    57,683,186
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges                --            46           324        11,387         4,492            --
   Payable for investments purchased             525,402            --            --            --            --        14,882
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                        525,402            46           324        11,387         4,492        14,882
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $   15,419,356       929,598     3,484,096    73,893,030    31,803,760    57,668,304
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $   15,419,356       929,598     3,484,096    73,893,030    31,620,306    57,668,304
   Contracts in annuity payment period                --            --            --            --       183,454            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $   15,419,356       929,598     3,484,096    73,893,030    31,803,760    57,668,304
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $    1,320,161        62,558       379,948     7,071,152     2,190,356     6,816,627
Investments at cost                           14,969,457       776,808     2,421,623    79,946,493    19,587,616    42,933,050

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                            AMER FUNDS    AMER FUNDS    AMER FUNDS    AMER FUNDS    AMER FUNDS
                                             IS GLBL        IS GLBL     IS GLBL SM    IS GROWTH    IS GROWTH-INC   AMER FUNDS
                                            BOND CL 2     GROWTH CL 2     CP CL 2        CL 2          CL 2      IS INTL CL 2
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $    3,258,111     6,647,071     3,090,030    15,662,413     8,526,134    10,967,291
   Receivable from Minnesota Life for
     policy purchase payments                      5,199            --            --        15,549        41,085        10,984
   Receivable for investments sold                    --        23,682         2,167            --            --            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                           3,263,310     6,670,753     3,092,197    15,677,962     8,567,219    10,978,275
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges                --        23,721         2,191            --            --            --
   Payable for investments purchased               5,215            --            --        15,704        41,156        11,058
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                          5,215        23,721         2,191        15,704        41,156        11,058
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $    3,258,095     6,647,032     3,090,006    15,662,258     8,526,063    10,967,217
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $    3,258,095     6,647,032     3,090,006    15,662,258     8,526,063    10,967,217
   Contracts in annuity payment period                --            --            --            --            --            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $    3,258,095     6,647,032     3,090,006    15,662,258     8,526,063    10,967,217
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $      275,877       222,161       122,377       200,955       169,169       518,548
Investments at cost                            3,349,796     5,507,052     2,656,002    13,103,718     6,966,777     9,561,466

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                                          AMER FUNDS                   FIDELITY    FIDELITY VIP
                                            AMER FUNDS       IS US      FIDELITY VIP      VIP           HIGH       FIDELITY
                                              IS NEW       GOVT/AAA     CONTRAFUND   EQUITY-INCOME     INCOME       VIP MID
                                            WORLD CL 2       CL 2          SC 2           SC2           SC2         CAP SC2
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $    4,953,484     6,021,432    67,982,228    90,036,483    31,368,581    44,258,623
   Receivable from Minnesota Life for
     policy purchase payments                        150            --        13,205            --        47,143            --
   Receivable for investments sold                    --           258            --           682            --        13,441
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                           4,953,634     6,021,690    67,995,433    90,037,165    31,415,724    44,272,064
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges                --           292            --         1,197            --        13,634
   Payable for investments purchased                 191            --        13,582            --        47,366            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                            191           292        13,582         1,197        47,366        13,634
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $    4,953,443     6,021,398    67,981,851    90,035,968    31,368,358    44,258,430
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $    4,953,443     6,021,398    67,771,244    89,625,225    31,368,358    43,924,997
   Contracts in annuity payment period                --            --       210,607       410,743            --       333,433
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $    4,953,443     6,021,398    67,981,851    90,035,968    31,368,358    44,258,430
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $      199,095       508,997     2,013,095     3,935,161     5,561,805     1,243,220
Investments at cost                            4,501,000     6,346,723    51,165,249    79,060,872    31,290,649    35,866,658

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                             FRANKLIN      FRANKLIN                                  FRANKLIN       GOLDMAN
                                             VIP DEV        VIP LG       FRANKLIN      FRANKLIN         VIP         SACHS VI
                                             MKTS SEC       CAP GRO       VIP MUT        VIP SM       SM-MD CP       GBL MK
                                               CL 2          CL 2       SH SEC CL 2   CAP VAL CL 2    GR CL 2        NAV SS
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $   28,915,373     3,239,557    10,088,920    22,007,903    12,502,731    21,528,849
   Receivable from Minnesota Life for
     policy purchase payments                         --            --            --         1,552            --     1,022,379
   Receivable for investments sold                 2,923           296           449            --        10,496            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                          28,918,296     3,239,853    10,089,369    22,009,455    12,513,227    22,551,228
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges             3,073           320           495            --        10,547            --
   Payable for investments purchased                  --            --            --         1,710            --     1,022,561
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                          3,073           320           495         1,710        10,547     1,022,561
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $   28,915,223     3,239,533    10,088,874    22,007,745    12,502,680    21,528,667
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $   28,668,398     3,239,533    10,088,874    22,007,745    12,455,555    21,528,667
   Contracts in annuity payment period           246,825            --            --            --        47,125            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $   28,915,223     3,239,533    10,088,874    22,007,745    12,502,680    21,528,667
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $    2,837,622       157,108       466,432       914,329       460,336     1,876,970
Investments at cost                           25,616,160     2,193,859     7,242,958    14,541,173     9,117,067    21,241,993

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                             GOLDMAN       IBBOTSON                                                IBBOTSON
                                             SACHS VI     AGGRESSIVE      IBBOTSON      IBBOTSON      IBBOTSON      INCOME &
                                              HQ FLT         GRWTH        BALANCED    CONSERVATIVE     GROWTH        GROWTH
                                              RT SS           ETF2          ETF2          ETF2          ETF2          ETF2
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $   35,805,972     5,699,359    71,384,998    17,439,494    26,476,401    37,660,888
   Receivable from Minnesota Life for
     policy purchase payments                      3,436            --        25,494            --            --            --
   Receivable for investments sold                    --           311            --         3,881         8,006         1,640
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                          35,809,408     5,699,670    71,410,492    17,443,375    26,484,407    37,662,528
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges                --           368            --         4,036         8,240         1,935
   Payable for investments purchased               3,694            --        25,926            --            --            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                          3,694           368        25,926         4,036         8,240         1,935
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $   35,805,714     5,699,302    71,384,566    17,439,339    26,476,167    37,660,593
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $   35,805,714     5,699,302    71,384,566    17,439,339    26,476,167    37,660,593
   Contracts in annuity payment period                --            --            --            --            --            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $   35,805,714     5,699,302    71,384,566    17,439,339    26,476,167    37,660,593
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $    3,406,848       500,383     6,339,698     1,557,098     2,458,347     3,323,997
Investments at cost                           36,351,520     4,834,035    61,624,569    17,512,975    19,713,449    35,371,069

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                            INVESCO VI                    INVESCO
                                               AMER         INVESCO          VI         INVESCO       INVESCO       INVESCO
                                              FRANCH        VI AMER       COMSTOCK      VI CORE      VI EQUITY     VI GROWTH
                                              SR II       VALUE SR II      SR II     EQUITY SR II   & INC SR II   & INC SR II
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $    5,934,922     4,381,312    37,687,446     1,018,436     2,266,446     4,023,205
   Receivable from Minnesota Life for
     policy purchase payments                         --            --        23,346            14            --            --
   Receivable for investments sold                   255           220            --            --           168           247
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                           5,935,177     4,381,532    37,710,792     1,018,450     2,266,614     4,023,452
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges               282           270            --            --           185           271
   Payable for investments purchased                  --            --        23,612            22            --            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                            282           270        23,612            22           185           271
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $    5,934,895     4,381,262    37,687,180     1,018,428     2,266,429     4,023,181
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $    5,934,895     4,381,262    37,687,180     1,018,428     2,266,429     4,023,181
   Contracts in annuity payment period                --            --            --            --            --            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $    5,934,895     4,381,262    37,687,180     1,018,428     2,266,429     4,023,181
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $      119,704       222,063     2,131,643        26,780       122,378       153,382
Investments at cost                            4,334,997     3,621,617    27,957,250       886,807     1,957,982     2,790,228

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                             INVESCO        IVY VIP                                   IVY VIP       IVY VIP
                                            VI SM CAP        ASSET        IVY VIP       IVY VIP        CORE        DIVIDEND
                                            EQTY SR II     STRATEGY      BALANCED        BOND         EQUITY         OPP
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $   23,653,097   244,201,272   129,180,235   136,792,556    94,278,160    27,188,893
   Receivable from Minnesota Life for
     policy purchase payments                      7,347        35,438            --         7,290        24,093            --
   Receivable for investments sold                    --            --        18,154            --            --         8,757
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                          23,660,444   244,236,710   129,198,389   136,799,846    94,302,253    27,197,650
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges                --            --        18,401            --            --         8,889
   Payable for investments purchased               7,519        36,800            --         7,556        24,523            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                          7,519        36,800        18,401         7,556        24,523         8,889
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $   23,652,925   244,199,910   129,179,988   136,792,290    94,277,730    27,188,761
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $   23,652,925   243,727,553   126,129,736   136,792,290    94,097,644    27,188,761
   Contracts in annuity payment period                --       472,357     3,050,252            --       180,086            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $   23,652,925   244,199,910   129,179,988   136,792,290    94,277,730    27,188,761
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $      951,835    18,432,232    12,352,171    24,919,400     6,229,889     3,006,224
Investments at cost                           14,633,709   180,301,976   108,567,208   140,642,017    77,313,324    20,295,682

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                                            IVY VIP       IVY VIP                     IVY VIP       IVY VIP
                                             IVY VIP     GLBL NATURAL     GLOBAL        IVY VIP         HIGH       INTL CORE
                                              ENERGY          RES           BOND         GROWTH        INCOME        EQUITY
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $    8,504,503    39,420,453     7,223,270   213,652,397    53,904,440   198,585,295
   Receivable from Minnesota Life for
     policy purchase payments                         --            --            --        30,045        15,189            --
   Receivable for investments sold                   475         6,297           282            --            --        21,295
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                           8,504,978    39,426,750     7,223,552   213,682,442    53,919,629   198,606,590
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges               541         6,620           302            --            --        22,111
   Payable for investments purchased                  --            --            --        30,857        15,514            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                            541         6,620           302        30,857        15,514        22,111
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $    8,504,437    39,420,130     7,223,250   213,651,585    53,904,115   198,584,479
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $    8,504,437    39,420,130     7,223,250   212,302,929    53,904,115   197,510,705
   Contracts in annuity payment period                --            --            --     1,348,656            --     1,073,774
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $    8,504,437    39,420,130     7,223,250   213,651,585    53,904,115   198,584,479
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $    1,133,360     7,255,877     1,400,754    16,024,691    13,489,937    10,054,748
Investments at cost                            6,218,553    37,909,264     7,118,165   160,182,531    45,198,427   172,942,780

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                                            IVY VIP       IVY VIP       IVY VIP       IVY VIP       IVY VIP
                                             IVY VIP     LIMITED-TERM      MICRO        MID CAP        MONEY      PATHFINDER
                                           INTL GROWTH       BOND       CAP GROWTH      GROWTH        MARKET      AGGRESSIVE
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $   70,734,645    29,758,644    33,572,728    61,674,603    13,852,083    15,083,646
   Receivable from Minnesota Life for
     policy purchase payments                      7,083         8,182            --         1,402        12,526        10,666
   Receivable for investments sold                    --            --         6,408            --            --            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                          70,741,728    29,766,826    33,579,136    61,676,005    13,864,609    15,094,312
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges                --            --         6,573            --            --            --
   Payable for investments purchased               7,541         8,227            --         1,755        12,556        10,735
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                          7,541         8,227         6,573         1,755        12,556        10,735
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $   70,734,187    29,758,599    33,572,563    61,674,250    13,852,053    15,083,577
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $   70,662,982    29,758,599    33,572,563    61,593,730    13,852,053    15,083,577
   Contracts in annuity payment period            71,205            --            --        80,520            --            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $   70,734,187    29,758,599    33,572,563    61,674,250    13,852,053    15,083,577
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $    7,206,864     6,088,351     1,056,573     5,751,457    13,852,083     2,536,175
Investments at cost                           59,811,170    30,287,126    22,097,171    48,304,110    13,852,083    12,623,337

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                                            IVY VIP                     IVY VIP
                                             IVY VIP       PATHFINDER     IVY VIP      PATHFINDER     IVY VIP       IVY VIP
                                            PATHFINDER      MOD AGG      PATHFINDER     MOD CON      PATHFINDER    PATHFINDER
                                             CONSERV          MVF         MOD AGGR        MVF         MOD CONS      MOD MVF
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $   38,441,060     4,718,022   262,668,345     1,569,507    84,376,133    12,777,305
   Receivable from Minnesota Life for
     policy purchase payments                         --        65,847            --        10,793            --       712,968
   Receivable for investments sold                 1,201            --        14,505            --         4,256            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                          38,442,261     4,783,869   262,682,850     1,580,300    84,380,389    13,490,273
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges             1,250            --        14,808            --         4,338            --
   Payable for investments purchased                  --        65,860            --        10,797            --       713,005
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                          1,250        65,860        14,808        10,797         4,338       713,005
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $   38,441,011     4,718,009   262,668,042     1,569,503    84,376,051    12,777,268
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $   38,441,011     4,718,009   262,668,042     1,569,503    84,376,051    12,777,268
   Contracts in annuity payment period                --            --            --            --            --            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $   38,441,011     4,718,009   262,668,042     1,569,503    84,376,051    12,777,268
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $    6,663,153       872,302    41,186,080       295,498    13,981,132     2,378,191
Investments at cost                           34,953,793     4,607,166   197,715,828     1,545,257    72,067,678    12,530,977

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                             IVY VIP        IVY VIP       IVY VIP       IVY VIP       IVY VIP
                                            PATHFINDER    REAL ESTATE     SCIENCE      SMALL CAP     SMALL CAP      IVY VIP
                                             MODERATE        SEC          & TECH        GROWTH         VALUE         VALUE
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $  232,016,711    13,216,029    78,961,669    77,759,422    69,610,337   100,336,269
   Receivable from Minnesota Life for
     policy purchase payments                         --            --        58,750            --            --           908
   Receivable for investments sold                11,401         1,400            --         5,047        13,070            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                         232,028,112    13,217,429    79,020,419    77,764,469    69,623,407   100,337,177
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges            11,731         1,511            --         5,341        13,370            --
   Payable for investments purchased                  --            --        59,348            --            --         1,270
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                         11,731         1,511        59,348         5,341        13,370         1,270
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $  232,016,381    13,215,918    78,961,071    77,759,128    69,610,037   100,335,907
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $  232,016,381    13,215,918    78,893,890    77,149,442    69,215,895    99,827,071
   Contracts in annuity payment period                --            --        67,181       609,686       394,142       508,836
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $  232,016,381    13,215,918    78,961,071    77,759,128    69,610,037   100,335,907
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $   37,813,604     1,672,598     2,970,282     5,652,394     3,497,884    12,837,620
Investments at cost                          179,905,367     9,893,827    51,506,128    54,688,056    51,051,083    77,131,346

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                                                                         JANUS                      MFS VIT
                                              JANUS          JANUS         JANUS         ASPEN        MFS VIT       MID CAP
                                              ASPEN          ASPEN         ASPEN        PERK MID     INV GROWTH      GROWTH
                                           BALANCED SS     FORTY SS     OVERSEAS SS    CP VAL SS       SER SS        SER SS
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $   18,122,939    37,829,927    68,803,181    23,300,867    47,155,804     1,041,861
   Receivable from Minnesota Life for
     policy purchase payments                     37,142            --            --         4,469        17,538            --
   Receivable for investments sold                    --        24,966         1,214            --            --            85
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                          18,160,081    37,854,893    68,804,395    23,305,336    47,173,342     1,041,946
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges                --        25,164         1,570            --            --            93
   Payable for investments purchased              37,238            --            --         4,631        17,855            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                         37,238        25,164         1,570         4,631        17,855            93
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $   18,122,843    37,829,729    68,802,825    23,300,705    47,155,487     1,041,853
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $   18,122,843    37,663,909    68,631,166    23,300,705    47,155,487     1,041,853
   Contracts in annuity payment period                --       165,820       171,659            --            --            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $   18,122,843    37,829,729    68,802,825    23,300,705    47,155,487     1,041,853
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $      571,341       721,945     1,681,407     1,227,654     3,152,126       119,479
Investments at cost                           16,287,222    24,898,095    63,644,817    18,818,430    32,652,451       683,233

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                             MFS VIT                                   NEUBERGER
                                               NEW          MFS VIT     MORGSTANLEY      BERMAN     OPPENHEIMER   OPPENHEIMER
                                            DISCOVERY        VALUE        UIF EMG       SOC RESP      CAP APP     GBL STR INC
                                              SER SS        SER SS      MK EQ CL 2       S CL          VA SS         VA SS
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $   11,654,784    91,140,579    18,500,208     1,406,248     3,272,130    15,248,864
   Receivable from Minnesota Life for
     policy purchase payments                         --         8,964        15,358            --        12,715            --
   Receivable for investments sold                   865            --            --            65            --           936
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                          11,655,649    91,149,543    18,515,566     1,406,313     3,284,845    15,249,800
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges               954            --            --            83            --         1,030
   Payable for investments purchased                  --         9,588        15,497            --        12,738            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                            954         9,588        15,497            83        12,738         1,030
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $   11,654,695    91,139,955    18,500,069     1,406,230     3,272,107    15,248,770
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $   11,574,752    91,111,114    18,500,069     1,406,230     3,272,107    15,220,741
   Contracts in annuity payment period            79,943        28,841            --            --            --        28,029
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $   11,654,695    91,139,955    18,500,069     1,406,230     3,272,107    15,248,770
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $      554,462     4,789,310     1,263,675        64,625        57,036     2,772,521
Investments at cost                            7,925,902    57,559,763    17,423,374     1,187,862     2,191,990    15,574,688

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                                                           PIMCO         PIMCO         PIMCO       PUTNAM VT
                                           OPPENHEIMER    OPPENHEIMER     VIT GLB       VIT LOW      VIT TOTAL       EQUITY
                                            INTL GROW      MS SM CAP      DIV ALL       DUR PORT       RETURN        INCOME
                                              VA SS          VA SS         ADV CL        ADV CL        ADV CL        CL IB
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $   27,679,354     1,851,244    11,284,702    58,445,586   146,753,850     5,207,991
   Receivable from Minnesota Life for
     policy purchase payments                      5,422            --        68,424        27,934        60,904            --
   Receivable for investments sold                    --            87            --            --            --           283
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                          27,684,776     1,851,331    11,353,126    58,473,520   146,814,754     5,208,274
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges                --           113            --            --            --           328
   Payable for investments purchased               5,634            --        68,511        28,383        61,971            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                          5,634           113        68,511        28,383        61,971           328
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $   27,679,142     1,851,218    11,284,615    58,445,137   146,752,783     5,207,946
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $   27,679,142     1,851,218    11,284,615    58,445,137   146,752,783     5,207,946
   Contracts in annuity payment period                --            --            --            --            --            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $   27,679,142     1,851,218    11,284,615    58,445,137   146,752,783     5,207,946
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $   10,405,772        67,245     1,085,067     5,508,538    13,365,560       255,294
Investments at cost                           23,536,359     1,434,868    11,405,417    58,293,944   151,470,638     3,916,597

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                              PUTNAM                                                                 SFT
                                            VT GROWTH       PUTNAM       PUTNAM VT       PUTNAM         SFT         ADVANTUS
                                             AND INC       VT INTER      MULTI-CAP     VT VOYAGER    ADVANTUS      INDEX 400
                                              CL IB        EQ CL IB      GRO CL IB       CL IB       BOND CL 2      MC CL 2
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $    3,700,089     4,930,226       768,943     4,535,429   188,395,880    79,959,814
   Receivable from Minnesota Life for
     policy purchase payments                     30,489            --            --            --        44,628            --
   Receivable for investments sold                    --           555            54           225            --        41,549
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                           3,730,578     4,930,781       768,997     4,535,654   188,440,508    80,001,363
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges                --           587            60           255            --        41,965
   Payable for investments purchased              30,530            --            --            --        45,587            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                         30,530           587            60           255        45,587        41,965
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $    3,700,048     4,930,194       768,937     4,535,399   188,394,921    79,959,398
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $    3,700,048     4,930,194       768,937     4,535,399   187,682,460    79,609,494
   Contracts in annuity payment period                --            --            --            --       712,461       349,904
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $    3,700,048     4,930,194       768,937     4,535,399   188,394,921    79,959,398
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $      154,751       345,012        25,236        87,981    94,610,061    24,359,232
Investments at cost                            2,896,473     4,085,129       544,481     3,333,324   153,094,280    45,855,143

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------
                                               SFT            SFT           SFT           SFT           SFT           SFT
                                             ADVANTUS       ADVANTUS      ADVANTUS      ADVANTUS      ADVANTUS      ADVANTUS
                                              INDEX        INTL BOND      MANAGED        MONEY        MORTGAGE    REAL ESTATE
                                             500 CL 2        CL 2           VOL          MARKET         CL 2          CL 2
                                          -------------- ------------- ------------- ------------- ------------- -------------
Assets:
   Investments at net asset value         $  169,024,543    94,801,479    52,930,759    39,432,739    59,060,307    65,476,735
   Receivable from Minnesota Life for
     policy purchase payments                         --         5,441       618,826       137,592            --            --
   Receivable for investments sold                 5,167            --            --            --         8,015         5,127
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total assets                         169,029,710    94,806,920    53,549,585    39,570,331    59,068,322    65,481,862
                                          -------------- ------------- ------------- ------------- ------------- -------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges             5,441            --            --            --         8,270         5,509
   Payable for investments purchased                  --         5,852       619,008       137,797            --            --
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Total liabilities                          5,441         5,852       619,008       137,797         8,270         5,509
                                          -------------- ------------- ------------- ------------- ------------- -------------
        Net assets applicable to policy
          owners                          $  169,024,269    94,801,068    52,930,577    39,432,534    59,060,052    65,476,353
                                          ============== ============= ============= ============= ============= =============
Contract Owners' Equity:
   Contracts in accumulation period       $  114,546,375    94,546,243    52,930,577    39,153,032    58,482,421    65,160,002
   Contracts in annuity payment period        54,477,894       254,825            --       279,502       577,631       316,351
                                          -------------- ------------- ------------- ------------- ------------- -------------
     Total policy owners' equity          $  169,024,269    94,801,068    52,930,577    39,432,534    59,060,052    65,476,353
                                          ============== ============= ============= ============= ============= =============
Investment shares                         $   25,087,276    38,888,543     4,932,343    39,451,400    34,553,973    21,093,391
Investments at cost                           97,762,297    68,672,576    49,820,869    39,451,400    52,340,648    49,727,980

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------
                                               TOPS                          TOPS MGD          TOPS
                                             MGD RISK        TOPS MGD          RISK          MGD RISK
                                             BAL ETF         RISK FLEX        GROWTH         MOD GRO
                                               CL 2          ETF CL 2        ETF CL 2        ETF CL 2         TOTAL
                                          --------------  --------------  --------------  --------------  --------------
Assets:
   Investments at net asset value         $   21,096,279       2,520,974      83,082,615      28,319,146   4,688,481,277
   Receivable from Minnesota Life for
     policy purchase payments                      6,766              --          42,522          15,324       3,918,326
   Receivable for investments sold                    --             103              --              --         286,459
                                          --------------  --------------  --------------  --------------  --------------
        Total assets                          21,103,045       2,521,077      83,125,137      28,334,470   4,692,686,062
                                          --------------  --------------  --------------  --------------  --------------
Liabilities:
   Payable to Minnesota Life for policy
     terminations, withdrawal payments
     and mortality and expense charges                --             123              --              --         294,637
   Payable for investments purchased               6,947              --          43,197          15,552       3,932,460
                                          --------------  --------------  --------------  --------------  --------------
        Total liabilities                          6,947             123          43,197          15,552       4,227,097
                                          --------------  --------------  --------------  --------------  --------------
        Net assets applicable to policy
          owners                          $   21,096,098       2,520,954      83,081,940      28,318,918   4,688,458,965
                                          ==============  ==============  ==============  ==============  ==============
Contract Owners' Equity:
   Contracts in accumulation period       $   21,096,098       2,520,954      83,081,940      28,318,918   4,621,727,223
   Contracts in annuity payment period                --              --              --              --      66,731,742
                                          --------------  --------------  --------------  --------------  --------------
     Total policy owners' equity          $   21,096,098       2,520,954      83,081,940      28,318,918   4,688,458,965
                                          ==============  ==============  ==============  ==============  ==============
Investment shares                         $    1,839,257         237,380       7,095,014       2,379,760     684,253,406
Investments at cost                           20,034,204       2,483,831      77,176,016      26,470,887   3,815,471,044

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                      ALLIANBERN
                                          VPS        ALLIANBERN     AM CENTURY     AM CENTURY     AM CENTURY     AM CENTURY
                                      DYNASSTALL      VPS INTL       VP INC &        VP INFL       VP ULTRA       VP VALUE
                                       CL B (a)      VALUE CL B      GRO CL II      PRO CL II        CL II          CL II
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
      from underlying mutual fund    $       8,373         52,371         62,741      1,044,721        126,316        819,678
    Mortality, expense charges and
      administrative charges
      (note 3)                             (53,516)       (13,772)       (47,803)      (933,108)      (443,407)      (777,182)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
          net                              (45,143)        38,599         14,938        111,613       (317,091)        42,496
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
  (losses) on investments - net:
    Realized gain distributions from
      underlying mutual fund                11,550             --             --      2,105,173             --             --
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                   257,977        239,426        813,426      1,999,475      7,334,691      7,447,686
     Cost of investments sold             (249,959)      (252,916)      (793,390)    (1,848,156)    (5,897,983)    (7,833,240)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                             8,018        (13,490)        20,036        151,319      1,436,708       (385,554)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains
         (losses) on investments            19,568        (13,490)        20,036      2,256,492      1,436,708       (385,554)
Net change in unrealized
  appreciation or (depreciation) of
  investments                              450,021        147,399        885,203     (8,993,822)     7,980,187     14,217,191
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                       469,589        133,909        905,239     (6,737,330)     9,416,895     13,831,637
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) in
         net assets resulting from
         operations                  $     424,446        172,508        920,177     (6,625,717)     9,099,804     13,874,133
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                      AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS
                                        IS GLBL        IS GLBL        IS GLBL       IS GROWTH    IS GROWTH-INC     IS INTL
                                       BOND CL 2     GROWTH CL 2    SM CP CL 2        CL 2           CL 2           CL 2
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $          --         69,208         14,479        114,301         94,826        121,664
    Mortality, expense charges and
     administrative charges (note 3)       (41,041)       (58,508)       (26,290)      (150,748)       (79,154)       (93,962)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                               (41,041)        10,700        (11,811)       (36,447)        15,672         27,702
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions from
     underlying mutual fund                 36,909             --             --             --             --             --
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                   862,368        770,815        431,218        791,994        518,398      1,204,756
     Cost of investments sold             (879,732)      (608,365)      (390,229)      (615,668)      (386,614)    (1,157,145)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                           (17,364)       162,450         40,989        176,326        131,784         47,611
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                     19,545        162,450         40,989        176,326        131,784         47,611
Net change in unrealized
 appreciation or (depreciation) of
 investments                               (94,486)       960,551        376,727      2,289,750      1,354,876      1,252,358
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                       (74,941)     1,123,001        417,716      2,466,076      1,486,660      1,299,969
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) in
         net assets resulting from
         operations                  $    (115,982)     1,133,701        405,905      2,429,629      1,502,332      1,327,671
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                                      AMER FUNDS                    FIDELITY
                                       AMER FUNDS       IS US      FIDELITY VIP        VIP          FIDELITY      FIDELITY
                                         IS NEW        GOVT/AAA      CONTRAFUND   EQUITY-INCOME     VIP HIGH       VIP MID
                                       WORLD CL 2        CL 2           SC 2           SC2         INCOME SC2      CAP SC2
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $      61,061         39,038        515,654      1,935,552      1,784,918        109,854
    Mortality, expense charges and
     administrative charges (note 3)       (50,173)       (65,711)      (820,776)    (1,208,784)      (445,085)      (552,187)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                                10,888        (26,673)      (305,122)       726,768      1,339,833       (442,333)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions from
     underlying mutual fund                 16,282        123,238         18,058      5,704,772             --      5,259,962
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                   781,691      1,056,249      6,199,978     12,152,630      5,413,506      5,821,402
     Cost of investments sold             (763,429)    (1,114,725)    (6,335,279)   (14,155,673)    (4,748,925)    (5,397,747)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                            18,262        (58,476)      (135,301)    (2,003,043)       664,581        423,655
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                     34,544         64,762       (117,243)     3,701,729        664,581      5,683,617
Net change in unrealized
 appreciation or (depreciation)
 of investments                            335,983       (253,592)    15,272,606     14,996,154       (776,972)     6,466,080
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                       370,527       (188,830)    15,155,363     18,697,883       (112,391)    12,149,697
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) in
         net assets resulting from
         operations                  $     381,415       (215,503)    14,850,241     19,424,651      1,227,442     11,707,364
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                        FRANKLIN                                                    FRANKLIN        GOLDMAN
                                         VIP DEV       FRANKLIN       FRANKLIN       FRANKLIN          VIP         SACHS VI
                                        MKTS SEC      VIP LG CAP       VIP MUT        VIP SM          SM-MD         GBL MK
                                          CL 2         GRO CL 2      SH SEC CL 2   CAP VAL CL 2    CP GR CL 2     NAV SS (a)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $     568,817         32,279        206,780        211,964             --          8,650
    Mortality, expense charges and
     administrative charges (note 3)      (388,028)       (45,668)      (140,382)      (243,084)      (140,691)       (87,111)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                               180,789        (13,389)        66,398        (31,120)      (140,691)       (78,461)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions from
     underlying mutual fund                     --             --             --        273,547        696,499        472,922
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                 5,071,946        492,444      2,212,317      1,108,797      2,492,970        278,826
     Cost of investments sold           (5,691,365)      (434,826)    (2,246,817)      (507,426)    (2,154,181)      (270,394)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                          (619,419)        57,618        (34,500)       601,371        338,789          8,432
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                   (619,419)        57,618        (34,500)       874,918      1,035,288        481,354
Net change in unrealized
 appreciation or (depreciation)
 of investments                           (172,465)       673,325      2,344,497      4,172,579      2,504,155        286,856
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                      (791,884)       730,943      2,309,997      5,047,497      3,539,443        768,210
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) in
         net assets resulting from
         operations                  $    (611,095)       717,554      2,376,395      5,016,377      3,398,752        689,749
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                         GOLDMAN                                                                   IBBOTSON
                                        SACHS VI       IBBOTSON       IBBOTSON       IBBOTSON       IBBOTSON       INCOME &
                                         HQ FLT       AGGRESSIVE      BALANCED     CONSERVATIVE      GROWTH         GROWTH
                                          RT SS       GRWTH ETF2        ETF2           ETF2           ETF2           ETF2
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $     122,673         59,267        953,093        226,029        296,141        535,853
    Mortality, expense charges and
     administrative charges (note 3)      (383,753)       (75,000)      (924,206)      (280,581)      (388,380)      (547,616)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                              (261,080)       (15,733)        28,887        (54,552)       (92,239)       (11,763)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions from
     underlying mutual fund                199,714         40,465        369,232        209,922         32,242        339,733
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                 1,111,896        563,885      6,518,158      5,391,358      3,267,490      6,925,406
     Cost of investments sold           (1,130,344)      (426,782)    (4,352,644)    (5,041,812)    (2,112,587)    (5,616,894)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                           (18,448)       137,103      2,165,514        349,546      1,154,903      1,308,512
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                    181,266        177,568      2,534,746        559,468      1,187,145      1,648,245
Net change in unrealized
 appreciation or (depreciation) of
 investments                              (163,435)       553,116      3,747,666       (310,688)     2,435,037        408,010
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                        17,831        730,684      6,282,412        248,780      3,622,182      2,056,255
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) in
         net assets resulting from
         operations                  $    (243,249)       714,951      6,311,299        194,228      3,529,943      2,044,492
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                      INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI     INVESCO VI
                                      AMER FRANCH    AMER VALUE      COMSTOCK      CORE EQUITY   EQUITY & INC     GROWTH &
                                         SR II          SR II          SR II          SR II          SR II        INC SR II
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $      13,176         20,403        432,902         16,444         30,195        47,587
    Mortality, expense charges and
     administrative charges (note 3)       (75,735)       (50,423)      (391,505)       (18,325)       (29,144)       (49,568)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                               (62,559)       (30,020)        41,397         (1,881)         1,051         (1,981)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions from
     underlying mutual fund                     --             --             --             --             --         32,884
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                 1,293,230        442,400        541,969      1,264,042        831,602        664,081
     Cost of investments sold           (1,082,267)      (331,743)      (495,377)      (937,539)      (752,428)      (361,003)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                           210,963        110,657         46,592        326,503         79,174        303,078
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                    210,963        110,657         46,592        326,503         79,174        335,962
Net change in unrealized
 appreciation or (depreciation) of
 investments                             1,637,005        712,765      7,562,919        (20,210)       303,251        613,257
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                     1,847,968        823,422      7,609,511        306,293        382,425        949,219
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) in
         net assets resulting from
         operations                  $   1,785,409        793,402      7,650,908        304,412        383,476        947,238
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                      INVESCO VI       IVY VIP                                                    IVY VIP
                                        SM CAP          ASSET         IVY VIP        IVY VIP        IVY VIP       DIVIDEND
                                      EQTY SR II      STRATEGY       BALANCED         BOND        CORE EQUITY        OPP
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $          --      2,759,619      1,684,580      4,045,962        336,984        371,671
    Mortality, expense charges and
     administrative charges (note 3)      (268,578)    (3,109,893)    (1,463,742)    (1,636,314)      (953,364)      (343,830)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                              (268,578)      (350,274)       220,838      2,409,648       (616,380)        27,841
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions from
     underlying mutual fund                204,101             --      9,683,547      1,913,301      4,961,062        505,063
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                   820,078     19,076,488     13,122,965      2,775,574      4,018,396      2,222,044
     Cost of investments sold             (386,480)   (17,846,496)   (11,277,009)    (2,585,634)    (3,582,677)    (1,975,388)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                           433,598      1,229,992      1,845,956        189,940        435,719        246,656
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                    637,699      1,229,992     11,529,503      2,103,241      5,396,781        751,719
Net change in unrealized
 appreciation or (depreciation) of
 investments                             5,155,182     45,216,163     11,596,594     (8,676,863)    14,333,866      5,055,152
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                     5,792,881     46,446,155     23,126,097     (6,573,622)    19,730,647      5,806,871
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease)
         in net assets resulting
         from operations             $   5,524,303     46,095,881     23,346,935     (4,163,974)    19,114,267      5,834,712
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                                      IVY VIP                                      IVY VIP         IVY VIP
                                        IVY VIP     GLBL NATURAL      IVY VIP        IVY VIP         HIGH         INTL CORE
                                        ENERGY           RES        GLOBAL BOND      GROWTH         INCOME         EQUITY
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $          --             --             --        828,036      2,181,078      3,044,607
    Mortality, expense charges and
     administrative charges (note 3)      (122,749)      (603,343)       (90,240)    (2,547,131)      (696,953)    (2,459,929)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                              (122,749)      (603,343)       (90,240)    (1,719,095)     1,484,125        584,678
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions from
     underlying mutual fund                 27,665             --             --     14,802,137             --             --
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                   852,198      5,268,737      1,369,719     26,820,904      4,890,899     22,954,478
     Cost of investments sold             (457,780)    (6,846,836)    (1,343,482)   (21,280,113)    (4,387,146)   (26,232,907)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                           394,418     (1,578,099)        26,237      5,540,791        503,753     (3,278,429)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                    422,083     (1,578,099)        26,237     20,342,928        503,753     (3,278,429)
Net change in unrealized
 appreciation or (depreciation) of
 investments                             1,469,511      4,546,673         82,291     39,078,163      2,061,516     41,725,914
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                     1,891,594      2,968,574        108,528     59,421,091      2,565,269     38,447,485
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease)
         in net assets resulting
         from operations             $   1,768,845      2,365,231         18,288     57,701,996      4,049,394     39,032,163
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                                       IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                        IVY VIP     LIMITED-TERM     MICRO CAP       MID CAP         MONEY       PATHFINDER
                                      INTL GROWTH       BOND          GROWTH         GROWTH         MARKET       AGGRESSIVE
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $     494,775             --             --             --          2,489        778,985
    Mortality, expense charges and
     administrative charges (note 3)      (842,173)      (262,125)      (358,020)      (658,931)      (168,868)      (166,194)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                              (347,398)      (262,125)      (358,020)      (658,931)      (166,379)       612,791
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions from
     underlying mutual fund              1,058,659         17,041      1,044,196      1,391,853             --             --
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                 2,888,447      1,204,575      5,076,534      1,681,688      3,270,171      1,066,617
     Cost of investments sold           (2,620,161)    (1,247,165)    (3,570,727)    (1,242,226)    (3,270,171)      (908,798)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                           268,286        (42,590)     1,505,807        439,462             --        157,819
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                  1,326,945        (25,549)     2,550,003      1,831,315             --        157,819
Net change in unrealized
 appreciation or (depreciation) of
 investments                             8,803,830        (65,974)     9,246,428     10,005,500             --      1,853,087
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                    10,130,775        (91,523)    11,796,431     11,836,815             --      2,010,906
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) in
         net assets resulting from
         operations                  $   9,783,377       (353,648)    11,438,411     11,177,884       (166,379)     2,623,697
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                                       IVY VIP                       IVY VIP                       IVY VIP
                                        IVY VIP      PATHFINDER       IVY VIP      PATHFINDER       IVY VIP      PATHFINDER
                                      PATHFINDER       MOD AGG      PATHFINDER       MOD CON      PATHFINDER         MOD
                                        CONSERV        MVF (b)       MOD AGGR        MVF (b)       MOD CONS        MVF (b)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $   2,125,114             --     12,784,864             --      3,549,021             --
    Mortality, expense charges and
     administrative charges (note 3)      (476,725)        (6,268)    (3,028,582)        (1,348)      (918,137)       (14,005)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                             1,648,389         (6,268)     9,756,282         (1,348)     2,630,884        (14,005)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions from
     underlying mutual fund                     --          3,240             --            812             --          4,001
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                 8,794,078          3,358      9,117,897         38,244      3,999,861          2,305
     Cost of investments sold           (7,662,073)        (3,257)    (7,633,815)       (38,185)    (2,957,769)        (2,243)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                         1,132,005            101      1,484,082             59      1,042,092             62
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                  1,132,005          3,341      1,484,082            871      1,042,092          4,063
Net change in unrealized
 appreciation or (depreciation) of
 investments                             1,792,333        110,856     35,833,747         24,250      7,125,676        246,329
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                     2,924,338        114,197     37,317,829         25,121      8,167,768        250,392
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) in
         net assets resulting from
         operations                  $   4,572,727        107,929     47,074,111         23,773     10,798,652        236,387
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                        IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                      PATHFINDER     REAL ESTATE     SCIENCE &      SMALL CAP      SMALL CAP       IVY VIP
                                       MODERATE          SEC           TECH          GROWTH          VALUE          VALUE
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $  10,124,122        153,436             --             --        543,489        629,854
    Mortality, expense charges and
     administrative charges (note 3)    (2,756,828)      (216,764)      (932,631)      (894,675)      (872,281)    (1,114,145)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                             7,367,294        (63,328)      (932,631)      (894,675)      (328,792)      (484,291)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions
     from underlying mutual fund                --             --      3,502,864             --      4,020,237      2,023,235
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                 8,195,755      1,680,045      7,850,199      8,758,665     10,841,330     12,056,127
     Cost of investments sold           (6,359,824)    (1,830,306)    (5,884,280)    (7,842,938)    (9,451,988)   (11,367,911)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                         1,835,931       (150,261)     1,965,919        915,727      1,389,342        688,216
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                  1,835,931       (150,261)     5,468,783        915,727      5,409,579      2,711,451
Net change in unrealized
 appreciation or (depreciation) of
 investments                            28,096,042        177,349     22,143,480     23,110,115     12,465,989     21,741,888
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                    29,931,973         27,088     27,612,263     24,025,842     17,875,568     24,453,339
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) in
         net assets resulting from
         operations                  $  37,299,267        (36,240)    26,679,632     23,131,167     17,546,776     23,969,048
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                                                                     JANUS                         MFS VIT
                                         JANUS          JANUS          JANUS       ASPEN PERK       MFS VIT        MID CAP
                                         ASPEN          ASPEN          ASPEN         MID CP       INV GROWTH       GROWTH
                                      BALANCED SS     FORTY SS      OVERSEAS SS      VAL SS         SER SS         SER SS
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $     229,930        183,752      2,090,782        209,700        185,253             --
    Mortality, expense charges and
     administrative charges (note 3)      (236,219)      (427,756)      (925,926)      (255,984)      (620,367)       (13,775)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                                (6,289)      (244,004)     1,164,856        (46,284)      (435,114)       (13,775)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions from
     underlying mutual fund                932,094             --             --        337,176      1,392,186          3,645
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                 2,756,242      4,675,028     11,775,028        516,024      4,423,172        214,966
     Cost of investments sold           (2,323,816)    (3,821,909)   (17,573,299)      (374,675)    (3,666,232)      (127,293)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                           432,426        853,119     (5,798,271)       141,349        756,940         87,673
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                  1,364,520        853,119     (5,798,271)       478,525      2,149,126         91,318
Net change in unrealized
 appreciation or (depreciation) of
 investments                             1,431,280      7,724,267     12,899,331      3,231,254      8,851,714        202,293
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                     2,795,800      8,577,386      7,101,060      3,709,779     11,000,840        293,611
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) in
         net assets resulting from
         operations                  $   2,789,511      8,333,382      8,265,916      3,663,495     10,565,726        279,836
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                        MFS VIT                                    NEUBERGER
                                          NEW          MFS VIT      MORGSTANLEY      BERMAN       OPPENHEIMER    OPPENHEIMER
                                       DISCOVERY      VALUE SER       UIF EMG       SOC RESP        CAP APP      GBL STR INC
                                        SER SS           SS         MK EQ CL 2        S CL           VA SS          VA SS
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $          --        841,019        150,510          8,173         22,533        732,852
    Mortality, expense charges and
     administrative charges (note 3)      (159,033)    (1,213,702)      (198,843)       (18,713)       (43,258)      (227,753)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                              (159,033)      (372,683)       (48,333)       (10,540)       (20,725)       505,099
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions from
     underlying mutual fund                 90,187        258,068             --             --             --             --
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                 2,217,207     10,202,752        206,371        528,597        526,957      2,395,874
     Cost of investments sold           (1,537,940)    (8,654,599)      (102,397)      (342,913)      (362,138)    (2,383,395)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                           679,267      1,548,153        103,974        185,684        164,819         12,479
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                    769,454      1,806,221        103,974        185,684        164,819         12,479
Net change in unrealized
 appreciation or (depreciation) of
 investments                             2,819,825     22,513,603       (290,540)       135,867        578,375       (788,699)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                     3,589,279     24,319,824       (186,566)       321,551        743,194       (776,220)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) in
         net assets resulting from
         operations                  $   3,430,246     23,947,141       (234,899)       311,011        722,469       (271,121)
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                                                       PIMCO                         PIMCO         PUTNAM
                                      OPPENHEIMER    OPPENHEIMER      VIT GLB       PIMCO VIT      VIT TOTAL      VT EQUITY
                                       INTL GROW      MS SM CAP       DIV ALL     LOW DUR PORT      RETURN         INCOME
                                         VA SS          VA SS       ADV CL (a)       ADV CL         ADV CL          CL IB
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $     130,472         10,810        358,475        603,452      2,406,952         66,897
    Mortality, expense charges and
     administrative charges (note 3)      (210,741)       (24,425)       (51,166)      (684,149)    (1,612,152)       (57,649)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                               (80,269)       (13,615)       307,309        (80,697)       794,800          9,248
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions from
     underlying mutual fund                     --         18,663        317,469             --      1,258,413             --
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                   433,681        462,706        452,492      3,240,395      3,686,845        747,803
     Cost of investments sold             (382,385)      (282,830)      (453,417)    (3,161,875)    (3,657,414)      (599,879)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                            51,296        179,876           (925)        78,520         29,431        147,924
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                     51,296        198,539        316,544         78,520      1,287,844        147,924
Net change in unrealized
 appreciation or (depreciation) of
 investments                             3,237,372        262,556       (120,716)      (701,788)    (5,879,557)       864,442
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                     3,288,668        461,095        195,828       (623,268)    (4,591,713)     1,012,366
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) in
         net assets resulting from
         operations                  $   3,208,399        447,480        503,137       (703,965)    (3,796,913)     1,021,614
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                        PUTNAM                        PUTNAM                                        SFT
                                       VT GROWTH       PUTNAM           VT           PUTNAM           SFT         ADVANTUS
                                        AND INC       VT INTER       MULTI-CAP     VT VOYAGER      ADVANTUS       INDEX 400
                                         CL IB        EQ CL IB       GRO CL IB        CL IB        BOND CL 2       MC CL 2
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $      25,334         70,544          3,035         34,269             --             --
    Mortality, expense charges and
     administrative charges (note 3)       (33,491)       (70,159)        (9,430)       (56,540)    (2,555,901)      (961,608)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                                (8,157)           385         (6,395)       (22,271)    (2,555,901)      (961,608)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions from
     underlying mutual fund                     --             --             --             --             --             --
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                   237,567      1,161,482         88,550      2,088,783     15,409,881     13,228,096
     Cost of investments sold             (186,963)    (1,648,084)       (61,422)    (1,897,890)   (10,726,999)    (7,803,466)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                            50,604       (486,602)        27,128        190,893      4,682,882      5,424,630
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                     50,604       (486,602)        27,128        190,893      4,682,882      5,424,630
Net change in unrealized
 appreciation or (depreciation) of
 investments                               574,975      1,600,608        169,209      1,223,558     (5,911,480)    15,827,706
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                       625,579      1,114,006        196,337      1,414,451     (1,228,598)    21,252,336
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) in
         net assets resulting from
         operations                  $     617,422      1,114,391        189,942      1,392,180     (3,784,499)    20,290,728
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                          SFT                           SFT            SFT            SFT            SFT
                                       ADVANTUS          SFT         ADVANTUS       ADVANTUS       ADVANTUS       ADVANTUS
                                       INDEX 500    ADVANTUS INTL     MANAGED         MONEY        MORTGAGE      REAL ESTATE
                                         CL 2         BOND CL 2       VOL (a)        MARKET          CL 2           CL 2
                                     -------------  -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $          --             --             --             --             --             --
    Mortality, expense charges and
     administrative charges (note 3)    (1,542,368)    (1,256,576)      (291,773)      (552,994)      (768,868)      (882,914)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                            (1,542,368)    (1,256,576)      (291,773)      (552,994)      (768,868)      (882,914)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions from
     underlying mutual fund                     --             --             --             --             --             --
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                18,275,193      8,231,563        137,691     24,433,090      6,226,391      5,871,930
     Cost of investments sold          (10,694,687)    (4,735,582)      (132,092)   (24,433,090)    (4,856,111)    (4,233,282)
                                     -------------  -------------  -------------  -------------  -------------  -------------
                                         7,580,506      3,495,981          5,599             --      1,370,280      1,638,648
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                  7,580,506      3,495,981          5,599             --      1,370,280      1,638,648
Net change in unrealized
 appreciation or (depreciation) of
 investments                            33,214,948     (3,566,135)     3,109,890             --     (2,487,553)    (1,096,646)
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                    40,795,454        (70,154)     3,115,489             --     (1,117,273)       542,002
                                     -------------  -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) in
         net assets resulting from
         operations                  $  39,253,086     (1,326,730)     2,823,716       (552,994)    (1,886,141)      (340,912)
                                     =============  =============  =============  =============  =============  =============

See accompanying notes to financial statements.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                     Year or Period ended December 31, 2013

                                                              SEGREGATED SUB-ACCOUNTS
                                     -------------------------------------------------------------------------
                                         TOPS           TOPS           TOPS           TOPS
                                       MGD RISK       MGD RISK       MGD RISK       MGD RISK
                                        BAL ETF       FLEX ETF      GROWTH ETF       MOD GRO
                                         CL 2         CL 2 (b)         CL 2         ETF CL 2         TOTAL
                                     -------------  -------------  -------------  -------------  -------------
Investment income (loss):
    Investment income distributions
     from underlying mutual fund     $     137,669             --        517,866        153,054     66,369,027
    Mortality, expense charges and
     administrative charges (note 3)      (211,733)        (2,561)      (592,959)      (230,368)   (55,107,027)
                                     -------------  -------------  -------------  -------------  -------------
        Investment income (loss) -
         net                               (74,064)        (2,561)       (75,093)       (77,314)    11,262,000
                                     -------------  -------------  -------------  -------------  -------------
Realized and unrealized gains
 (losses) on investments - net:
    Realized gain distributions from
     underlying mutual fund                     --             --             --             --     65,714,019
    Realized gains (losses) on sales
     of investments:
     Proceeds from sales                 1,445,368          1,743      1,372,337        852,306    433,812,990
     Cost of investments sold           (1,302,140)        (1,711)    (1,179,337)      (763,044)  (383,935,695)
                                     -------------  -------------  -------------  -------------  -------------
                                           143,228             32        193,000         89,262     49,877,295
                                     -------------  -------------  -------------  -------------  -------------
        Net realized gains (losses)
         on investments                    143,228             32        193,000         89,262    115,591,314
Net change in unrealized
 appreciation or (depreciation) of
 investments                               840,946         37,142      5,623,919      1,677,866    536,318,773
                                     -------------  -------------  -------------  -------------  -------------
        Net gains (losses) on
         investments                       984,174         37,174      5,816,919      1,767,128    651,910,087
                                     -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) in
         net assets resulting from
         operations                  $     910,110         34,613      5,741,826      1,689,814    663,172,087
                                     =============  =============  =============  =============  =============

----------
(a) For the period from May 1, 2013 through December 31, 2013.
(b) For the period from October 4, 2013 to December 31, 2013.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                      SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                      ALLIANBERN      ALLIANBERN          AM              AM              AM              AM
                                          VPS             VPS           CENTURY         CENTURY         CENTURY         CENTURY
                                      DYNASSTALL      INTL VALUE       VP INC &         VP INFL        VP ULTRA        VP VALUE
                                       CL B (a)          CL B          GRO CL II       PRO CL II         CL II           CL II
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $          --          (1,008)         10,738         496,697        (452,448)        162,039
    Net realized gains (losses)
      on investments                            --         (26,852)       (146,039)      1,112,765         127,312        (557,302)
    Net change in unrealized
      appreciation or (depreciation)
      of investments                            --         131,851         450,767         831,275       4,017,583       5,548,351
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease)
        in net assets resulting
        from operations                         --         103,991         315,466       2,440,737       3,692,447       5,153,088
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments                  --         475,137         574,464      18,876,396       1,101,552       5,638,974
    Contract terminations,
      withdrawal payments and
      charges                                   --        (441,751)       (455,417)     (1,086,584)     (6,553,129)     (2,536,021)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               --              --              11              21             304             334
    Annuity benefit payments                    --              --            (274)         (4,165)        (69,937)        (11,704)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in
        net assets from
        contract transactions                   --          33,386         118,784      17,785,668      (5,521,210)      3,091,583
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in
        net assets                              --         137,377         434,250      20,226,405      (1,828,763)      8,244,671
  Net assets at the beginning of
   year                                         --         706,778       2,438,648      35,759,209      30,971,467      38,613,480
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $          --         844,155       2,872,898      55,985,614      29,142,704      46,858,151
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net   $     (45,143)         38,599          14,938         111,613        (317,091)         42,496
    Net realized gains (losses)
      on investments                        19,568         (13,490)         20,036       2,256,492       1,436,708        (385,554)
    Net change in unrealized
      appreciation or
      (depreciation)
      of investments                       450,021         147,399         885,203      (8,993,822)      7,980,187      14,217,191
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease)
        in net assets resulting
        from operations                    424,446         172,508         920,177      (6,625,717)      9,099,804      13,874,133
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments          15,248,800         140,202         462,389      26,444,605         492,990       3,892,024
    Contract terminations,
      withdrawal payments and
      charges                             (253,890)       (227,267)       (771,067)     (1,906,917)     (6,854,024)     (6,942,904)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               --              --              14              82             979             430
    Annuity benefit payments                    --              --            (315)         (4,638)        (78,693)        (13,530)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in
        net assets from
        contract transactions           14,994,910         (87,065)       (308,979)     24,533,133      (6,438,748)     (3,063,980)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in
        net assets                      15,419,356          85,443         611,198      17,907,416       2,661,056      10,810,153
  Net assets at the beginning of
    year                                        --         844,155       2,872,898      55,985,614      29,142,704      46,858,151
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $  15,419,356         929,598       3,484,096      73,893,030      31,803,760      57,668,304
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                      SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                         AMER             AMER            AMER           AMER            AMER            AMER
                                       FUNDS IS        FUNDS IS         FUNDS IS       FUNDS IS         FUNDS IS       FUNDS IS
                                       GLBL BOND      GLBL GROWTH      GLBL SM CP       GROWTH         GROWTH-INC        INTL
                                         CL 2            CL 2             CL 2           CL 2             CL 2           CL 2
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $      23,029           2,860            (367)         (9,803)         17,051          15,336
    Net realized gains (losses) on
      investments                           13,265          (1,921)         (7,175)          4,712           8,226         (11,516)
    Net change in unrealized
      appreciation or
      (depreciation) of investments         26,564         193,515          75,941         299,253         215,262         238,822
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting
        from operations                     62,858         194,454          68,399         294,162         240,539         242,642
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments           2,357,235       1,664,774         549,015       2,558,079       2,119,296       1,934,349
    Contract terminations,
      withdrawal payments and
      charges                             (432,276)        (49,261)        (52,185)       (428,535)       (132,974)       (312,047)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               --              --              --              44             (26)             --
    Annuity benefit payments                    --              --              --            (189)           (651)             --
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                     1,924,959       1,615,513         496,830       2,129,399       1,985,645       1,622,302
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                           1,987,817       1,809,967         565,229       2,423,561       2,226,184       1,864,944
  Net assets at the beginning
   of year                                 802,088         417,249         218,639       1,063,564         810,529         840,600
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $   2,789,905       2,227,216         783,868       3,487,125       3,036,713       2,705,544
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net   $     (41,041)         10,700         (11,811)        (36,447)         15,672          27,702
    Net realized gains (losses) on
      investments                           19,545         162,450          40,989         176,326         131,784          47,611
    Net change in unrealized
      appreciation or
      (depreciation) of investments        (94,486)        960,551         376,727       2,289,750       1,354,876       1,252,358
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting
        from operations                   (115,982)      1,133,701         405,905       2,429,629       1,502,332       1,327,671
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments           1,434,284       4,028,502       2,321,764      10,504,011       4,479,366       8,118,350
    Contract terminations,
      withdrawal payments and
      charges                             (850,112)       (742,387)       (421,531)       (758,290)       (490,206)     (1,184,348)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               --              --              --              68             102              --
    Annuity benefit payments                    --              --              --            (285)         (2,244)             --
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                       584,172       3,286,115       1,900,233       9,745,504       3,987,018       6,934,002
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                             468,190       4,419,816       2,306,138      12,175,133       5,489,350       8,261,673
  Net assets at the beginning of
    year                                 2,789,905       2,227,216         783,868       3,487,125       3,036,713       2,705,544
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $   3,258,095       6,647,032       3,090,006      15,662,258       8,526,063      10,967,217
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                      SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                         AMER            AMER          FIDELITY        FIDELITY        FIDELITY        FIDELITY
                                       FUNDS IS        FUNDS IS           VIP             VIP             VIP             VIP
                                       NEW WORLD      US GOVT/AAA     CONTRAFUND     EQUITY-INCOME    HIGH INCOME       MID CAP
                                         CL 2             CL 2            SC 2            SC2             SC2             SC2
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $       2,848          (3,875)       (122,355)      1,079,561       1,197,445        (361,802)
    Net realized gains (losses)
      on investments                          (196)         73,856      (1,544,574)        852,892         265,111       2,570,168
    Net change in unrealized
      appreciation or (depreciation)
      of investments                       161,642         (61,258)      7,942,201       9,694,655       1,011,434       2,254,935
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in net
        assets resulting from
        operations                         164,294           8,723       6,275,272      11,627,108       2,473,990       4,463,301
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
   and 6):
    Contract purchase payments           1,542,105       2,465,648       3,886,421       1,032,941       8,731,252       1,502,914
    Contract terminations,
      withdrawal payments and
      charges                             (197,734)       (875,175)     (6,580,345)    (15,898,748)       (927,367)     (5,796,663)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               --             (37)          2,115           4,217              15           4,319
    Annuity benefit payments                    --            (234)        (31,412)       (120,863)         (3,250)        (63,960)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                     1,344,371       1,590,202      (2,723,221)    (14,982,453)      7,800,650      (4,353,390)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                           1,508,665       1,598,925       3,552,051      (3,355,345)     10,274,640         109,911
  Net assets at the beginning of
    year                                   520,265       2,177,943      43,507,449      81,003,412      17,598,056      35,354,507
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $   2,028,930       3,776,868      47,059,500      77,648,067      27,872,696      35,464,418
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net   $      10,888         (26,673)       (305,122)        726,768       1,339,833        (442,333)
    Net realized gains (losses) on
      investments                           34,544          64,762        (117,243)      3,701,729         664,581       5,683,617
    Net change in unrealized
      appreciation or (depreciation)
      of investments                       335,983        (253,592)     15,272,606      14,996,154        (776,972)      6,466,080
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting
        from operations                    381,415        (215,503)     14,850,241      19,424,651       1,227,442      11,707,364
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments           3,315,956       3,494,140      11,851,345       4,276,601       7,506,770       2,535,540
    Contract terminations,
      withdrawal payments and
      charges                             (772,858)     (1,033,192)     (5,746,205)    (11,187,082)     (5,235,199)     (5,378,408)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               --              16           3,139           5,356              18          (2,375)
    Annuity benefit payments                    --            (931)        (36,169)       (131,625)         (3,369)        (68,109)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                     2,543,098       2,460,033       6,072,110      (7,036,750)      2,268,220      (2,913,352)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                           2,924,513       2,244,530      20,922,351      12,387,901       3,495,662       8,794,012
  Net assets at the beginning of
    year                                 2,028,930       3,776,868      47,059,500      77,648,067      27,872,696      35,464,418
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $   4,953,443       6,021,398      67,981,851      90,035,968      31,368,358      44,258,430
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                      SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                       FRANKLIN        FRANKLIN        FRANKLIN        FRANKLIN        FRANKLIN         GOLDMAN
                                        VIP DEV           VIP             VIP             VIP          VIP SM-MD     SACHS VI GBL
                                       MKTS SEC       LG CAP GRO      MUT SH SEC      SM CAP VAL         CP GR          MK NAV
                                         CL 2            CL 2            CL 2            CL 2            CL 2           SS (a)
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $      17,638         (19,388)         58,898         (67,690)       (124,991)             --
    Net realized gains (losses) on
      investments                       (1,574,799)        (19,538)       (555,074)        221,717         609,825              --
    Net change in unrealized
      appreciation or (depreciation)
      of investments                     4,866,778         319,875       1,628,880       1,551,573         396,474              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in net
        assets resulting from
        operations                       3,309,617         280,949       1,132,704       1,705,600         881,308              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions(notes 3
    and 6):
    Contract purchase payments           2,805,977         377,229         736,245       2,867,828       1,599,104              --
    Contract terminations,
      withdrawal payments and
      charges                           (4,724,985)       (548,974)     (1,797,415)       (735,314)     (2,170,737)             --
    Actuarial adjustments for
      mortality experience on
      annuities in payment period           16,218               4              40              23             488              --
    Annuity benefit payments               (48,629)           (167)         (1,917)         (3,467)        (11,002)             --
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                    (1,951,419)       (171,908)     (1,063,047)      2,129,070        (582,147)             --
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                           1,358,198         109,041          69,657       3,834,670         299,161              --
  Net assets at the beginning of
      year                              28,506,260       2,678,613       9,512,494       8,672,378       9,173,996              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $  29,864,458       2,787,654       9,582,151      12,507,048       9,473,157              --
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net   $     180,789         (13,389)         66,398         (31,120)       (140,691)        (78,461)
    Net realized gains (losses)
      on investments                      (619,419)         57,618         (34,500)        874,918       1,035,288         481,354
    Net change in unrealized
      appreciation or (depreciation)
      of investments                      (172,465)        673,325       2,344,497       4,172,579       2,504,155         286,856
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting
        from operations                   (611,095)        717,554       2,376,395       5,016,377       3,398,752         689,749
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
      and 6):
    Contract purchase payments           4,522,064         188,626         218,577       5,526,941       2,014,462      21,112,715
    Contract terminations,
      withdrawal payments and
      charges                           (4,830,550)       (454,120)     (2,086,137)     (1,038,886)     (2,371,928)       (273,797)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period           17,212               4              54              30             774              --
    Annuity benefit payments               (46,866)           (185)         (2,166)         (3,765)        (12,537)             --
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                      (338,140)       (265,675)     (1,869,672)      4,484,320        (369,229)     20,838,918
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                            (949,235)        451,879         506,723       9,500,697       3,029,523      21,528,667
  Net assets at the beginning of
    year                                29,864,458       2,787,654       9,582,151      12,507,048       9,473,157              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $  28,915,223       3,239,533      10,088,874      22,007,745      12,502,680      21,528,667
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                      SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                        GOLDMAN         IBBOTSON                                                        IBBOTSON
                                        SACHS VI       AGGRESSIVE       IBBOTSON        IBBOTSON        IBBOTSON        INCOME &
                                        HQ FLT RT        GRWTH          BALANCED      CONSERVATIVE       GROWTH          GROWTH
                                           SS             ETF2            ETF2            ETF2            ETF2            ETF2
                                      -------------   ------------    -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $     (98,643)        (13,411)         65,109          (6,486)        (72,939)         58,706
    Net realized gains (losses) on
      investments                          588,426         215,289       4,160,968         601,550       2,697,627       1,770,702
    Net change in unrealized
      appreciation or (depreciation)
      of investments                      (326,020)        182,827         475,448         (15,663)         (3,392)         77,362
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in net
        assets resulting from
        operations                         163,763         384,705       4,701,525         579,401       2,621,296       1,906,770
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions(notes 3
    and 6):
    Contract purchase payments           9,643,817         836,288      10,613,337       5,137,008       1,072,565       6,094,426
    Contract terminations,
      withdrawal payments and
      charges                             (337,226)       (788,448)     (5,943,388)     (2,159,722)     (2,575,849)     (2,823,796)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               --              --             488              --              --              --
    Annuity benefit payments                (1,466)             --         (20,724)             --              --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                     9,305,125          47,840       4,649,713       2,977,286      (1,503,284)      3,270,630
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                           9,468,888         432,545       9,351,238       3,556,687       1,118,012       5,177,400
  Net assets at the beginning of
    year                                10,268,464       3,263,545      49,032,198      15,306,469      23,713,461      29,562,764
                                     -------------   -------------   -------------   -------------   -------------   -------------
    Net assets at the end of year    $  19,737,352       3,696,090      58,383,436      18,863,156      24,831,473      34,740,164
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net    $    (261,080)        (15,733)         28,887         (54,552)        (92,239)        (11,763)
    Net realized gains(losses) on
      investments                          181,266         177,568       2,534,746         559,468       1,187,145       1,648,245
    Net change in unrealized
      appreciation or (depreciation)
      of investments                      (163,435)        553,116       3,747,666        (310,688)      2,435,037         408,010
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in net
        assets resulting from
        operations                        (243,249)        714,951       6,311,299         194,228       3,529,943       2,044,492
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
      and 6):
    Contract purchase payments          17,402,950       1,803,487      12,726,929       3,579,759       1,107,955       7,472,926
    Contract terminations,
      withdrawal payments and
      charges                           (1,089,942)       (515,226)     (6,016,114)     (5,197,804)     (2,993,204)     (6,596,989)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period                2              --             591              --              --              --
    Annuity benefit payments                (1,398)             --         (21,575)             --              --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                    16,311,611       1,288,261       6,689,831      (1,618,045)     (1,885,249)        875,937
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                          16,068,362       2,003,212      13,001,130      (1,423,817)      1,644,694       2,920,429
  Net assets at the beginning of
    year                                19,737,352       3,696,090      58,383,436      18,863,156      24,831,473      34,740,164
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $  35,805,714       5,699,302      71,384,566      17,439,339      26,476,167      37,660,593
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                         SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                       INVESCO VI      INVESCO VI      INVESCO VI
                                          AMER            AMER           CAPITAL       INVESCO VI      INVESCO VI      INVESCO VI
                                         FRANCH           VALUE       APPRECIATION      COMSTOCK       CORE EQUITY    EQUITY & INC
                                          SR II           SR II            (b)            SR II           SR II           SR II
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $     (54,574)         (3,637)        (20,384)         31,189          (6,562)          4,712
    Net realized gains (losses) on
      investments                           67,692          32,325         (27,734)        (56,690)         17,900         (17,757)
    Net change in unrealized
      appreciation or (depreciation)
      of investments                         7,647          34,338         609,007       2,271,295         112,065         153,604
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                        20,765          63,026         560,889       2,245,794         123,403         140,559
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments           5,046,052         786,729          43,843       6,372,847         200,407         423,147
    Contract terminations,
      withdrawal payments and
      charges                             (732,740)       (279,201)     (5,038,281)       (928,266)       (127,393)       (344,600)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               14              --               8            (255)             --              --
    Annuity benefit payments                (1,880)             --            (975)         (4,118)             --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from contract
          transactions                   4,311,446         507,528      (4,995,405)      5,440,208          73,014          78,547
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                         4,332,211         570,554      (4,434,516)      7,686,002         196,417         219,106
  Net assets at the beginning of
    year                                   829,486         336,094       4,434,516      10,932,262       1,016,052       1,300,445
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $   5,161,697         906,648              --      18,618,264       1,212,469       1,519,551
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net   $     (62,559)        (30,020)             --          41,397          (1,881)          1,051
    Net realized gains (losses) on
      investments                          210,963         110,657              --          46,592         326,503          79,174
    Net change in unrealized
      appreciation or (depreciation)
      of investments                     1,637,005         712,765              --       7,562,919         (20,210)        303,251
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                     1,785,409         793,402              --       7,650,908         304,412         383,476
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments             215,015       3,099,162              --      11,917,986         749,553       1,175,285
    Contract terminations,
      withdrawal payments and
      charges                           (1,224,105)       (417,950)             --        (495,167)     (1,248,006)       (811,883)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               26              --              --              98              --              --
    Annuity benefit payments                (3,147)             --              --          (4,910)             --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from contract
          transactions                  (1,012,211)      2,681,212              --      11,418,008        (498,453)        363,402
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                           773,198       3,474,614              --      19,068,916        (194,041)        746,878
  Net assets at the beginning of
    year                                 5,161,697         906,648              --      18,618,264       1,212,469       1,519,551
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $   5,934,895       4,381,262              --      37,687,180       1,018,428       2,266,429
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                         SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                        INVESCO VI      INVESCO VI       IVY VIP           IVY             IVY             IVY
                                      GROWTH & INC     SM CAP EQTY        ASSET            VIP             VIP          VIP CORE
                                          SR II           SR II         STRATEGY        BALANCED          BOND           EQUITY
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $      (3,126)       (176,322)       (617,231)        228,657       1,731,720        (327,656)
    Net realized gains (losses) on
      investments                           45,845         158,999        (264,538)      7,625,419       1,157,199       3,613,981
    Net change in unrealized
      appreciation or (depreciation)
      of investments                       319,092       1,397,140      28,615,499       2,152,400       1,224,035       2,364,342
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                       361,811       1,379,817      27,733,730      10,006,476       4,112,954       5,650,667
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments             214,449       2,748,572      23,565,616      11,980,033      23,874,257      13,890,996
    Contract terminations,
      withdrawal payments and
      charges                             (641,519)       (600,533)    (12,847,014)    (13,296,797)     (3,488,456)     (3,038,370)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               --              15             247          72,865            (375)          5,298
    Annuity benefit payments                    --            (858)       (139,946)       (437,164)        (32,802)        (40,217)
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from contract
          transactions                    (427,070)      2,147,196      10,578,903      (1,681,063)     20,352,624      10,817,707
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                           (65,259)      3,527,013      38,312,633       8,325,413      24,465,578      16,468,374
  Net assets at the beginning of
    year                                 2,996,894      10,460,211     153,224,498      96,745,811      85,407,411      31,059,322
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $   2,931,635      13,987,224     191,537,131     105,071,224     109,872,989      47,527,696
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net   $      (1,981)       (268,578)       (350,274)        220,838       2,409,648        (616,380)
    Net realized gains (losses) on
      investments                          335,962         637,699       1,229,992      11,529,503       2,103,241       5,396,781
    Net change in unrealized
      appreciation or (depreciation)
      of investments                       613,257       5,155,182      45,216,163      11,596,594      (8,676,863)     14,333,866
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                       947,238       5,524,303      46,095,881      23,346,935      (4,163,974)     19,114,267
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments             770,862       4,898,625      24,270,758      12,859,254      33,566,030      31,424,668
    Contract terminations,
      withdrawal payments and
      charges                             (626,554)       (756,274)    (17,565,250)    (11,685,914)     (2,459,948)     (3,745,846)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               --              18          16,622          55,362           2,870           7,961
    Annuity benefit payments                    --            (971)       (155,232)       (466,873)        (25,677)        (51,016)
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from contract
          transactions                     144,308       4,141,398       6,566,898         761,829      31,083,275      27,635,767
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                         1,091,546       9,665,701      52,662,779      24,108,764      26,919,301      46,750,034
  Net assets at the beginning of
    year                                 2,931,635      13,987,224     191,537,131     105,071,224     109,872,989      47,527,696
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $   4,023,181      23,652,925     244,199,910     129,179,988     136,792,290      94,277,730
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                         SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                         IVY VIP           IVY           IVY VIP         IVY VIP           IVY             IVY
                                        DIVIDEND           VIP        GLBL NATURAL       GLOBAL            VIP          VIP HIGH
                                           OPP           ENERGY            RES            BOND           GROWTH          INCOME
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $     (79,570)       (109,163)       (589,469)         83,888      (2,149,459)      2,045,335
    Net realized gains (losses) on
      investments                           65,664        (214,005)       (300,038)         10,590      14,485,874         166,277
    Net change in unrealized
      appreciation or (depreciation)
      of investments                     2,124,143         308,994       1,090,618          54,438       5,530,804       4,211,709
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                     2,110,237         (14,174)        201,111         148,916      17,867,219       6,423,321
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments           2,468,514         761,925       5,457,603       3,274,277      10,651,649       2,451,011
    Contract terminations,
      withdrawal payments and
      charges                           (1,905,289)     (1,104,505)     (3,664,004)       (366,886)    (15,075,374)     (3,827,952)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period              475             371             482               1          35,121            (321)
    Annuity benefit payments               (11,822)         (1,317)         (6,662)         (1,919)       (204,323)        (33,061)
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from contract
          transactions                     551,878        (343,526)      1,787,419       2,905,473      (4,592,927)     (1,410,323)
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                         2,662,115        (357,700)      1,988,530       3,054,389      13,274,292       5,012,998
  Net assets at the beginning of
    year                                17,993,911       7,103,920      36,641,162       2,154,524     158,364,311      38,417,989
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $  20,656,026       6,746,220      38,629,692       5,208,913     171,638,603      43,430,987
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net   $      27,841        (122,749)       (603,343)        (90,240)     (1,719,095)      1,484,125
    Net realized gains (losses) on
      investments                          751,719         422,083      (1,578,099)         26,237      20,342,928         503,753
    Net change in unrealized
      appreciation or (depreciation)
      of investments                     5,055,152       1,469,511       4,546,673          82,291      39,078,163       2,061,516
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                     5,834,712       1,768,845       2,365,231          18,288      57,701,996       4,049,394
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments           2,728,543         766,225       3,358,178       3,343,870       9,211,817      10,971,780
    Contract terminations,
      withdrawal payments and
      charges                           (2,019,587)       (775,845)     (4,927,032)     (1,345,786)    (24,727,937)     (4,512,386)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period              924             444             245              --          49,931           1,435
    Annuity benefit payments               (11,857)         (1,452)         (6,184)         (2,035)       (222,825)        (37,095)
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from contract
          transactions                     698,023         (10,628)     (1,574,793)      1,996,049     (15,689,014)      6,423,734
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                         6,532,735       1,758,217         790,438       2,014,337      42,012,982      10,473,128
  Net assets at the beginning of
    year                                20,656,026       6,746,220      38,629,692       5,208,913     171,638,603      43,430,987
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $  27,188,761       8,504,437      39,420,130       7,223,250     213,651,585      53,904,115
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                         SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                           IVY             IVY           IVY VIP         IVY VIP         IVY VIP         IVY VIP
                                      VIP INTL CORE     VIP INTL      LIMITED-TERM      MICRO CAP        MID CAP          MONEY
                                         EQUITY          GROWTH           BOND           GROWTH          GROWTH          MARKET
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $   1,581,006         167,431         258,378        (278,319)       (362,781)       (160,771)
    Net realized gains (losses) on
      investments                       (3,367,544)      2,552,096         327,264       2,227,709       2,574,680              --
    Net change in unrealized
      appreciation or (depreciation)
      of investments                    20,533,490       3,466,848        (436,035)        (34,694)        536,246              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                    18,746,952       6,186,375         149,607       1,914,696       2,748,145        (160,771)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments          13,861,225       9,981,611       9,074,201       3,480,593      10,360,434       3,148,785
    Contract terminations,
      withdrawal payments and
      charges                          (14,373,890)     (2,203,975)       (634,102)     (3,261,383)     (1,311,765)     (2,741,420)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period           30,010            (224)             --           1,482             135              20
    Annuity benefit payments              (182,409)        (13,631)             --          (7,546)         (3,554)           (588)
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from contract
          transactions                    (665,064)      7,763,781       8,440,099         213,146       9,045,250         406,797
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                        18,081,888      13,950,156       8,589,706       2,127,842      11,793,395         246,026
  Net assets at the beginning of
    year                               154,972,837      34,029,156       4,631,428      18,327,832      19,611,643      12,115,872
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $ 173,054,725      47,979,312      13,221,134      20,455,674      31,405,038      12,361,898
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net   $     584,678        (347,398)       (262,125)       (358,020)       (658,931)       (166,379)
    Net realized gains (losses) on
      investments                       (3,278,429)      1,326,945         (25,549)      2,550,003       1,831,315              --
    Net change in unrealized
      appreciation or (depreciation)
      of investments                    41,725,914       8,803,830         (65,974)      9,246,428      10,005,500              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                    39,032,163       9,783,377        (353,648)     11,438,411      11,177,884        (166,379)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments           7,681,289      15,617,964      18,067,229       6,529,368      20,624,944       4,878,766
    Contract terminations,
      withdrawal payments and
      charges                          (21,026,155)     (2,635,853)     (1,176,116)     (4,843,264)     (1,529,796)     (3,221,697)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period           38,416           1,869              --           1,337             301              20
    Annuity benefit payments              (195,959)        (12,482)             --          (8,963)         (4,121)           (555)
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from contract
          transactions                 (13,502,409)     12,971,498      16,891,113       1,678,478      19,091,328       1,656,534
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                        25,529,754      22,754,875      16,537,465      13,116,889      30,269,212       1,490,155
  Net assets at the beginning of
    year                               173,054,725      47,979,312      13,221,134      20,455,674      31,405,038      12,361,898
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $ 198,584,479      70,734,187      29,758,599      33,572,563      61,674,250      13,852,053
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                         SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                                                         IVY VIP         IVY VIP         IVY VIP         IVY VIP
                                         IVY VIP         IVY VIP       PATHFINDER      PATHFINDER      PATHFINDER      PATHFINDER
                                       PATHFINDER      PATHFINDER        MOD AGG           MOD           MOD CON           MOD
                                       AGGRESSIVE        CONSERV         MVF (c)          AGGR           MVF (c)          CONS
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $     (52,777)       (125,913)             --        (961,696)             --        (214,147)
    Net realized gains (losses) on
      investments                          532,967       2,284,527              --       4,848,475              --       2,820,171
    Net change in unrealized
      appreciation or (depreciation)
      of investments                       375,413        (352,835)             --      11,831,280              --       1,060,221
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                       855,603       1,805,779              --      15,718,059              --       3,666,245
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments           1,437,355       9,838,250              --      36,847,963              --      13,627,064
    Contract terminations,
      withdrawal payments and
      charges                           (1,095,971)     (6,541,982)             --      (4,443,731)             --      (4,950,439)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               --              --              --              --              --              --
    Annuity benefit payments                    --          (7,341)             --              --              --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from contract
          transactions                     341,384       3,288,927              --      32,404,232              --       8,676,625
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                         1,196,987       5,094,706              --      48,122,291              --      12,342,870
  Net assets at the beginning of
    year                                 8,044,198      30,322,228              --     154,854,114              --      49,730,877
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $   9,241,185      35,416,934              --     202,976,405              --      62,073,747
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net   $     612,791       1,648,389          (6,268)      9,756,282          (1,348)      2,630,884
    Net realized gains (losses) on
      investments                          157,819       1,132,005           3,341       1,484,082             871       1,042,092
    Net change in unrealized
      appreciation or (depreciation)
      of investments                     1,853,087       1,792,333         110,856      35,833,747          24,250       7,125,676
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                     2,623,697       4,572,727         107,929      47,074,111          23,773      10,798,652
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments           4,204,760       6,837,285       4,612,108      20,300,530       1,583,201      15,028,183
    Contract terminations,
      withdrawal payments and
      charges                             (986,065)     (8,378,368)         (2,028)     (7,683,004)        (37,471)     (3,524,531)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               --              (1)             --              --              --              --
    Annuity benefit payments                    --          (7,566)             --              --              --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from contract
          transactions                   3,218,695      (1,548,650)      4,610,080      12,617,526       1,545,730      11,503,652
                                     -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                         5,842,392       3,024,077       4,718,009      59,691,637       1,569,503      22,302,304
  Net assets at the beginning of
    year                                 9,241,185      35,416,934              --     202,976,405              --      62,073,747
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $  15,083,577      38,441,011       4,718,009     262,668,042       1,569,503      84,376,051
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                        IVY VIP
                                       PATHFINDER       IVY VIP         IVY VIP         IVY VIP         IVY VIP         IVY VIP
                                          MOD          PATHFINDER     REAL ESTATE      SCIENCE &       SMALL CAP       SMALL CAP
                                        MVF (c)         MODERATE          SEC            TECH            GROWTH          VALUE
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $          --        (613,776)       (114,266)       (683,311)       (763,734)       (531,460)
    Net realized gains (losses) on
      investments                               --       4,672,103        (344,811)      3,284,748       1,150,604       3,843,380
    Net change in unrealized
      appreciation or
      (depreciation) of investments             --       8,273,054       2,374,129       7,164,405       1,776,539       5,727,130
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting from
        operations                              --      12,331,381       1,915,052       9,765,842       2,163,409       9,039,050
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments                  --      34,118,381         905,661       5,333,208       6,402,262       2,435,617
    Contract terminations,
      withdrawal payments and
      charges                                   --      (2,706,572)     (1,781,669)     (4,872,914)     (6,657,277)     (9,065,166)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               --              --          (2,793)            (96)         23,589          15,365
    Annuity benefit payments                    --              --          (3,487)        (28,361)        (89,052)        (58,134)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                            --      31,411,809        (882,288)        431,837        (320,478)     (6,672,318)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                                  --      43,743,190       1,032,764      10,197,679       1,842,931       2,366,732
  Net assets at the beginning of
    year                                        --     142,647,642      12,492,706      37,530,970      54,068,639      55,427,264
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $          --     186,390,832      13,525,470      47,728,649      55,911,570      57,793,996
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net   $     (14,005)      7,367,294         (63,328)       (932,631)       (894,675)       (328,792)
    Net realized gains (losses) on
      investments                            4,063       1,835,931        (150,261)      5,468,783         915,727       5,409,579
    Net change in unrealized
      appreciation or
      (depreciation) of investments        246,329      28,096,042         177,349      22,143,480      23,110,115      12,465,989
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting from
        operations                         236,387      37,299,267         (36,240)     26,679,632      23,131,167      17,546,776
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments          12,541,204      14,848,520       1,285,823      11,937,573       6,928,681       4,498,863
    Contract terminations,
      withdrawal payments and
      charges                                 (323)     (6,520,981)     (1,555,915)     (7,362,698)     (8,139,542)    (10,182,231)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               --            (164)            276          14,396          23,017          20,889
    Annuity benefit payments                    --          (1,093)         (3,496)        (36,481)        (95,765)        (68,256)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                    12,540,881       8,326,282        (273,312)      4,552,790      (1,283,609)     (5,730,735)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                          12,777,268      45,625,549        (309,552)     31,232,422      21,847,558      11,816,041
  Net assets at the beginning of
    year                                        --     186,390,832      13,525,470      47,728,649      55,911,570      57,793,996
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $  12,777,268     232,016,381      13,215,918      78,961,071      77,759,128      69,610,037
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                        SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                                                                                         JANUS
                                                         JANUS           JANUS           JANUS         ASPEN PERK       MFS VIT
                                        IVY VIP          ASPEN           ASPEN           ASPEN           MID CP        INV GROWTH
                                         VALUE        BALANCED SS       FORTY SS      OVERSEAS SS        VAL SS          SER SS
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $     (14,955)        171,744        (216,161)       (493,709)        (53,365)       (375,977)
    Net realized gains (losses) on
      investments                        4,801,442         922,680         689,870       3,441,590         671,165       1,591,853
    Net change in unrealized
      appreciation or
      (depreciation) of investments      6,422,336         521,726       5,110,259       4,953,818         265,635       3,016,137
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting from
        operations                      11,208,823       1,616,150       5,583,968       7,901,699         883,435       4,232,013
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments           3,049,143       2,281,095       3,155,723       7,902,752       3,947,627       5,732,952
    Contract terminations,
      withdrawal payments and
      charges                          (10,172,029)     (2,235,744)     (6,488,023)    (10,266,955)       (368,337)     (1,324,001)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period           17,572               2           2,256           3,315               9              34
    Annuity benefit payments               (77,668)         (1,832)        (26,528)        (40,677)           (714)         (6,408)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                    (7,182,982)         43,521      (3,356,572)     (2,401,565)      3,578,585       4,402,577
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                           4,025,841       1,659,671       2,227,396       5,500,134       4,462,020       8,634,590
  Net assets at the beginning of
    year                                66,603,573      13,581,346      25,774,793      62,638,589       8,258,913      26,655,862
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $  70,629,414      15,241,017      28,002,189      68,138,723      12,720,933      35,290,452
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net   $    (484,291)         (6,289)       (244,004)      1,164,856         (46,284)       (435,114)
    Net realized gains (losses) on
      investments                        2,711,451       1,364,520         853,119      (5,798,271)        478,525       2,149,126
    Net change in unrealized
      appreciation or
      (depreciation) of investments     21,741,888       1,431,280       7,724,267      12,899,331       3,231,254       8,851,714
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting from
        operations                      23,969,048       2,789,511       8,333,382       8,265,916       3,663,495      10,565,726
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments          17,019,291       2,695,932       5,968,166       3,501,398       7,390,659       5,371,735
    Contract terminations,
      withdrawal payments and
      charges                          (11,210,666)     (2,601,643)     (4,452,640)    (11,065,362)       (473,608)     (4,068,653)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period           23,441              --           2,607           1,937              16              40
    Annuity benefit payments               (94,621)         (1,974)        (23,975)        (39,787)           (790)         (3,813)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                     5,737,445          92,315       1,494,158      (7,601,814)      6,916,277       1,299,309
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                          29,706,493       2,881,826       9,827,540         664,102      10,579,772      11,865,035
  Net assets at the beginning of
    year                                70,629,414      15,241,017      28,002,189      68,138,723      12,720,933      35,290,452
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $ 100,335,907      18,122,843      37,829,729      68,802,825      23,300,705      47,155,487
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                        MFS VIT         MFS VIT                       MORGSTANLEY      NEUBERGER-     OPPENHEIMER
                                        MID CAP           NEW           MFS VIT         UIF EMG          BERMAN           CAP
                                         GROWTH        DISCOVERY         VALUE           MK EQ         SOC RESP S        APP VA
                                         SER SS          SER SS          SER SS           CL 2             CL              SS
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $     (11,342)       (119,939)         (7,302)       (114,020)         (7,790)        (27,342)
    Net realized gains (losses) on
      investments                           49,137         615,394         218,919         166,559          24,260          (7,345)
    Net change in unrealized
      appreciation or
      (depreciation) of investments          68,289         931,265       8,475,712       1,267,197          27,918         325,922
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting from
        operations                         106,084       1,426,720       8,687,329       1,319,736          44,388         291,235
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments             231,832         821,497       6,408,627       2,579,185          88,563         660,542
    Contract terminations,
      withdrawal payments and
      charges                             (174,306)     (1,448,710)     (3,972,339)       (334,553)        (71,899)       (538,098)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               --             163             244              66              --              --
    Annuity benefit payments                    --         (24,431)        (20,549)           (997)             --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                        57,526        (651,481)      2,415,983       2,243,701          16,664         122,444
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                             163,610         775,239      11,103,312       3,563,437          61,052         413,679
  Net assets at the beginning of
    year                                   687,831       7,667,971      60,200,935       6,174,717         501,637       2,300,026
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $     851,441       8,443,210      71,304,247       9,738,154         562,689       2,713,705
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net   $     (13,775)       (159,033)       (372,683)        (48,333)        (10,540)        (20,725)
    Net realized gains (losses) on
      investments                           91,318         769,454       1,806,221         103,974         185,684         164,819
    Net change in unrealized
      appreciation or
      (depreciation) of investments        202,293       2,819,825      22,513,603        (290,540)        135,867         578,375
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting from
        operations                         279,836       3,430,246      23,947,141        (234,899)        311,011         722,469
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments             113,815       1,886,258       5,305,655       9,189,508       1,046,700         325,637
    Contract terminations,
      withdrawal payments and
      charges                             (203,239)     (2,075,753)     (9,400,092)       (189,303)       (514,170)       (489,704)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               --             231             332          (1,606)             --              --
    Annuity benefit payments                    --         (29,497)        (17,328)         (1,785)             --              --
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                       (89,424)       (218,761)     (4,111,433)      8,996,814         532,530        (164,067)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                             190,412       3,211,485      19,835,708       8,761,915         843,541         558,402
  Net assets at the beginning of
    year                                   851,441       8,443,210      71,304,247       9,738,154         562,689       2,713,705
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $   1,041,853      11,654,695      91,139,955      18,500,069       1,406,230       3,272,107
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER        PIMCO           PIMCO           PIMCO
                                        GBL STR          INTL            MS SM          VIT GLB         VIT LOW        VIT TOTAL
                                        INC VA          GROW VA         CAP VA          DIV ALL      DUR PORT ADV     RETURN ADV
                                          SS              SS              SS          ADV CL (a)          CL              CL
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $   2,693,003         (17,982)         (9,638)             --          87,503         577,148
    Net realized gains (losses) on
      investments                          827,234         (95,553)         20,410              --          32,619       1,416,996
    Net change in unrealized
      appreciation or
      (depreciation) of investments     (1,299,042)        999,859          94,284              --       1,012,822       2,037,898
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting from
        operations                       2,221,195         886,324         105,056              --       1,132,944       4,032,042
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments           1,075,993       1,539,508         346,311              --      15,610,921      34,745,144
    Contract terminations,
      withdrawal payments and
      charges                           (4,805,128)       (995,561)        (47,647)             --      (1,144,202)       (534,762)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period              107              42              --              --              (1)             (1)
    Annuity benefit payments               (15,257)         (1,593)             --              --          (7,035)         (7,256)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                    (3,744,285)        542,396         298,664              --      14,459,683      34,203,125
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                          (1,523,090)      1,428,720         403,720              --      15,592,627      38,235,167
  Net assets at the beginning of
    year                                18,403,997       4,344,425         563,809              --      22,175,603      39,293,611
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $  16,880,907       5,773,145         967,529              --      37,768,230      77,528,778
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net   $     505,099         (80,269)        (13,615)        307,309         (80,697)        794,800
    Net realized gains (losses) on
      investments                           12,479          51,296         198,539         316,544          78,520       1,287,844
    Net change in unrealized
      appreciation or
      (depreciation) of investments       (788,699)      3,237,372         262,556        (120,716)       (701,788)     (5,879,557)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting from
        operations                        (271,121)      3,208,399         447,480         503,137        (703,965)     (3,796,913)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments             881,678      19,107,299         884,272      11,231,533      24,563,762      76,619,002
    Contract terminations,
      withdrawal payments and
      charges                           (2,228,458)       (407,920)       (448,063)       (450,055)     (3,175,611)     (3,590,543)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period              121              57              --              --              89              88
    Annuity benefit payments               (14,357)         (1,838)             --              --          (7,368)         (7,629)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                    (1,361,016)     18,697,598         436,209      10,781,478      21,380,872      73,020,918
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                          (1,632,137)     21,905,997         883,689      11,284,615      20,676,907      69,224,005
  Net assets at the beginning of
    year                                16,880,907       5,773,145         967,529              --      37,768,230      77,528,778
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $  15,248,770      27,679,142       1,851,218      11,284,615      58,445,137     146,752,783
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                        PUTNAM          PUTNAM          PUTNAM          PUTNAM          PUTNAM            SFT
                                       VT EQUITY       VT GROWTH       VT INTER        VT MULTI-          VT           ADVANTUS
                                        INCOME          AND INC          EQ CL        CAP GRO CL        VOYAGER          BOND
                                         CL IB           CL IB            IB              IB             CL IB           CL 2
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $      18,796           2,266          34,351          (6,415)        (43,814)     (2,564,368)
    Net realized gains (losses) on
      investments                         (177,631)        (34,077)       (728,925)         50,531          89,045       6,852,042
    Net change in unrealized
      appreciation or
      (depreciation) of investments        589,094         210,261       1,556,478          26,150         420,249       6,557,091
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting from
        operations                         430,259         178,450         861,904          70,266         465,480      10,844,765
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments             757,101         182,469         265,112         138,722         509,773      12,423,660
    Contract terminations,
      withdrawal payments and
      charges                             (486,903)       (162,432)       (878,717)       (197,357)       (744,734)    (22,870,380)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               26            (287)            100              --              --           5,361
    Annuity benefit payments                (1,483)         (2,452)         (4,893)             --              --        (234,478)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                       268,741          17,298        (618,398)        (58,635)       (234,961)    (10,675,837)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                             699,000         195,748         243,506          11,631         230,519         168,928
  Net assets at the beginning of
    year                                 2,258,298       1,043,398       4,483,286         510,718       3,637,630     185,651,283
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $   2,957,298       1,239,146       4,726,792         522,349       3,868,149     185,820,211
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net   $       9,248          (8,157)            385          (6,395)        (22,271)     (2,555,901)
    Net realized gains (losses) on
      investments                          147,924          50,604        (486,602)         27,128         190,893       4,682,882
    Net change in unrealized
      appreciation or
      (depreciation) of investments        864,442         574,975       1,600,608         169,209       1,223,558      (5,911,480)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting from
        operations                       1,021,614         617,422       1,114,391         189,942       1,392,180      (3,784,499)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments           1,939,783       2,063,071         189,168         137,156       1,321,306      20,721,935
    Contract terminations,
      withdrawal payments and
      charges                             (708,548)       (216,729)     (1,094,664)        (80,510)     (2,046,236)    (14,124,431)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period               38              60             136              --              --         (33,507)
    Annuity benefit payments                (2,239)         (2,922)         (5,630)             --              --        (204,788)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                     1,229,034       1,843,480        (910,989)         56,646        (724,930)      6,359,209
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                           2,250,648       2,460,902         203,402         246,588         667,250       2,574,710
  Net assets at the beginning of
    year                                 2,957,298       1,239,146       4,726,792         522,349       3,868,149     185,820,211
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $   5,207,946       3,700,048       4,930,194         768,937       4,535,399     188,394,921
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                          SFT             SFT             SFT             SFT             SFT             SFT
                                       ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS
                                     INDEX 400 MC      INDEX 500       INTL BOND        MANAGED          MONEY         MORTGAGE
                                         CL 2            CL 2            CL 2           VOL (a)         MARKET           CL 2
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $    (859,787)     (1,312,874)     (1,117,785)             --        (632,052)       (791,314)
    Net realized gains (losses) on
      investments                        2,811,204       5,745,926       2,830,908              --              --       2,268,135
    Net change in unrealized
      appreciation or
      (depreciation) of investments      7,708,340      12,494,296       9,642,071              --           1,666        (241,087)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting from
        operations                       9,659,757      16,927,348      11,355,194              --        (630,386)      1,235,734
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments           4,143,142       5,919,418       7,186,294              --      16,043,366       3,433,459
    Contract terminations,
      withdrawal payments and
      charges                           (7,907,691)    (11,233,255)     (6,094,749)             --     (24,214,670)     (9,749,927)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period            3,443         134,734           5,848              --          20,338          (5,822)
    Annuity benefit payments               (51,391)     (4,528,199)        (45,394)             --         (67,104)       (150,263)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                    (3,812,497)     (9,707,302)      1,051,999              --      (8,218,070)     (6,472,553)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                           5,847,260       7,220,046      12,407,193              --      (8,848,456)     (5,236,819)
  Net assets at the beginning of
    year                                62,696,742     121,561,386      77,525,751              --      53,238,712      61,244,089
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $  68,544,002     128,781,432      89,932,944              --      44,390,256      56,007,270
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013
  Operations:
    Investment income (loss) - net   $    (961,608)     (1,542,368)     (1,256,576)       (291,773)       (552,994)       (768,868)
    Net realized gains (losses) on
      investments                        5,424,630       7,580,506       3,495,981           5,599              --       1,370,280
    Net change in unrealized
      appreciation or
      (depreciation) of investments     15,827,706      33,214,948      (3,566,135)      3,109,890              --      (2,487,553)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting from
        operations                      20,290,728      39,253,086      (1,326,730)      2,823,716        (552,994)     (1,886,141)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments           3,539,610      18,103,330      13,877,074      50,223,607      19,674,262      10,788,178
    Contract terminations,
      withdrawal payments and
      charges                          (12,361,314)    (12,324,090)     (7,648,072)       (116,746)    (24,038,847)     (5,673,846)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period            3,678         178,807           6,258              --          21,266         (41,021)
    Annuity benefit payments               (57,306)     (4,968,296)        (40,406)             --         (61,409)       (134,388)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                    (8,875,332)        989,751       6,194,854      50,106,861      (4,404,728)      4,938,923
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                          11,415,396      40,242,837       4,868,124      52,930,577      (4,957,722)      3,052,782
  Net assets at the beginning of
    year                                68,544,002     128,781,432      89,932,944              --      44,390,256      56,007,270
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $  79,959,398     169,024,269      94,801,068      52,930,577      39,432,534      59,060,052
                                     =============   =============   =============   =============   =============   =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Changes in Net Assets
                Years or period ended December 31, 2013 and 2012

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                          SFT            TOPS            TOPS            TOPS            TOPS
                                       ADVANTUS        MGD RISK        MGD RISK        MGD RISK        MGD RISK
                                      REAL ESTATE       BAL ETF        FLEX ETF       GROWTH ETF        MOD GRO
                                         CL 2          CL 2 (d)        CL 2 (c)        CL 2 (d)      ETF CL 2 (d)        TOTAL
                                     -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
  2012:
  Operations:
    Investment income (loss) - net   $    (770,814)        (24,785)             --         (31,441)        (17,052)     (7,072,251)
    Net realized gains (losses) on
      investments                        1,691,383          10,328              --          60,282          13,926     102,293,104
    Net change in unrealized
      appreciation or
      (depreciation) of investments      7,439,464         221,129              --         282,679         170,394     238,373,606
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting from
        operations                       8,360,033         206,672              --         311,520         167,268     333,594,459
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments           5,147,274       7,266,655              --      11,905,631       6,053,434     545,411,838
    Contract terminations,
      withdrawal payments and
      charges                           (7,251,958)       (206,001)             --      (1,646,894)       (260,147)   (340,139,611)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period            5,324              --              --              --              --         402,885
    Annuity benefit payments              (108,722)             --              --              --              --      (7,130,502)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                    (2,208,082)      7,060,654              --      10,258,737       5,793,287     198,544,610
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                           6,151,951       7,267,326              --      10,570,257       5,960,555     532,139,069
  Net assets at the beginning of
    year                                52,758,375              --              --              --              --   2,923,158,056
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $  58,910,326       7,267,326              --      10,570,257       5,960,555   3,455,297,125
                                     =============   =============   =============   =============   =============   =============
Year or period ended December 31,
  2013:
  Operations:
    Investment income (loss) - net   $    (882,914)        (74,064)         (2,561)        (75,093)        (77,314)     11,262,000
    Net realized gains (losses) on
      investments                        1,638,648         143,228              32         193,000          89,262     115,591,314
    Net change in unrealized
      appreciation or
      (depreciation) of investments     (1,096,646)        840,946          37,142       5,623,919       1,677,866     536,318,773
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in
        net assets resulting from
        operations                        (340,912)        910,110          34,613       5,741,826       1,689,814     663,172,087
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Contract transactions (notes 3
    and 6):
    Contract purchase payments          12,510,957      14,296,409       2,487,465      68,075,179      21,478,835     976,088,557
    Contract terminations,
      withdrawal payments and
      charges                           (5,501,061)     (1,377,747)         (1,124)     (1,305,322)       (810,286)   (398,847,148)
    Actuarial adjustments for
      mortality experience on
      annuities in payment period            5,725              --              --              --              --         431,582
    Annuity benefit payments              (108,682)             --              --              --              --      (7,683,239)
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets from contract
        transactions                     6,906,939      12,918,662       2,486,341      66,769,857      20,668,549     569,989,752
                                     -------------   -------------   -------------   -------------   -------------   -------------
      Increase (decrease) in net
        assets                           6,566,027      13,828,772       2,520,954      72,511,683      22,358,363   1,233,161,839
  Net assets at the beginning of
    year                                58,910,326       7,267,326              --      10,570,257       5,960,555   3,455,297,125
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net assets at the end of year      $  65,476,353      21,096,098       2,520,954      83,081,940      28,318,918   4,688,458,964
                                     =============   =============   =============   =============   =============   =============

----------
(a) For the period from May 1, 2013 through December 31, 2013.
(b) For the period from January 1, 2012 to April 30, 2012.
(c) For the period from October 4, 2013 through December 31, 2013.
(d) For the period from May 1, 2012 through December 31, 2012 and the year ended December 31, 2013.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers seventeen types of contracts consisting of 100 segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; Waddell & Reed Retirement Builder; and Waddell & Reed Retirement Builder II B and L Series. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the 100 segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Underlying Funds):

     - AllianceBernstein VPS Dynamic Asset Allocation Portfolio -- Class B Shares (AllianBern VPS DynAsstAll Cl B)

     - AllianceBernstein VPS International Value Portfolio -- Class B Shares (AllianBern VPS Intl Value Cl B)

     - American Century Investments VP Income & Growth Fund -- Class II Shares (Am Century VP Inc & Gro Cl II)

     - American Century Investments VP II Inflation Protection Fund -- Class II Shares (Am Century VP Infl Pro Cl II)

     - American Century Investments VP Ultra(R) Fund -- Class II Shares (Am Century VP Ultra Cl II)

     - American Century Investments VP Value Fund -- Class II Shares (Am Century VP Value Cl II)

     - American Funds IS Global Bond Fund(SM) -- Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)

     - American Funds IS Global Growth Fund(SM) -- Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)

     - American Funds IS Global Small Capitalization Fund(SM) -- Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)

     - American Funds IS Growth Fund(SM) -- Class 2 Shares (Amer Funds IS Growth Cl 2)

     - American Funds IS Growth-Income Fund(SM) -- Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)

     - American Funds IS International Fund(SM) -- Class 2 Shares (Amer Funds IS Intl Cl 2)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

     - American Funds IS New World Fund(R) -- Class 2 Shares (Amer Funds IS New World Cl 2)

     - American Funds IS U.S. Government/AAA-Rated Securities Fund(SM) -- Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)

     - Fidelity(R) VIP Fund -- Contrafund(R) Portfolio -- Service Class 2 (Fidelity VIP Contrafund SC 2)

     - Fidelity(R) VIP Fund -- Equity-Income Portfolio -- Service Class 2 (Fidelity VIP Equity-Income SC2)

     - Fidelity(R) VIP Fund -- High Income Portfolio -- Service Class 2 (Fidelity VIP High Income SC2)

     - Fidelity(R) VIP Fund -- Mid Cap Portfolio -- Service Class 2 (Fidelity VIP Mid Cap SC2)

     - Franklin Templeton VIP Trust Templeton Developing Markets Securities Fund -- Class 2 (Franklin VIP Dev Mkts Sec Cl 2)

     - Franklin Templeton VIP Trust Franklin Large Cap Growth Securities Fund -- Class 2 (Franklin VIP Lg Cap Gro Cl 2)

     - Franklin Templeton VIP Trust Mutual Shares Securities Fund -- Class 2 (Franklin VIP Mut Sh Sec Cl 2)

     - Franklin Templeton VIP Trust Franklin Small Cap Value Securities Fund -- Class 2 (Franklin VIP Sm Cap Val Cl 2)

     - Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth Securities Fund -- Class 2 (Franklin VIP Sm-Md Cp Gr Cl 2)

     - Goldman Sachs VI Trust Global Markets Navigator Fund -- Service Shares (Goldman Sachs VI Gbl Mk Nav SS)

     - Goldman Sachs VI Trust High Quality Floating Rate Fund -- Service Shares (Goldman Sachs VI HQ Flt Rt SS)

     - ALPS VIT Ibbotson Aggressive Growth ETF Asset Allocation Portfolio -- Class 2 (Ibbotson Aggressive Grwth ETF2)

     - ALPS VIT Ibbotson Balanced ETF Asset Allocation Portfolio -- Class 2 (Ibbotson Balanced ETF2)

     - ALPS VIT Ibbotson Conservative ETF Asset Allocation Portfolio -- Class 2 (Ibbotson Conservative ETF2)

     - ALPS VIT Ibbotson Growth ETF Asset Allocation Portfolio -- Class 2 (Ibbotson Growth ETF2)

     - ALPS VIT Ibbotson Income and Growth ETF Asset Allocation Portfolio -- Class 2 (Ibbotson Income & Growth ETF2)

     - Invesco V.I. American Franchise Fund -- Series II Shares (Invesco VI Amer Franch Sr II)

     - Invesco V.I. American Value Fund -- Series II Shares (Invesco VI Amer Value Sr II)

     -    Invesco V.I. Comstock Fund -- Series II Shares (Invesco VI Comstock Sr
          II)

     - Invesco V.I. Core Equity Fund -- Series II Shares (Invesco VI Core Equity Sr II)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

     - Invesco V.I. Equity and Income Fund -- Series II Shares (Invesco VI Equity & Inc Sr II)

     - Invesco V.I. Growth and Income Fund -- Series II Shares (Invesco VI Growth & Inc Sr II)

     - Invesco V.I. Small Cap Equity Fund -- Series II Shares (Invesco VI Sm Cap Eqty Sr II)

     -    Ivy Funds VIP -- Asset Strategy (Ivy VIP Asset Strategy)

     -    Ivy Funds VIP -- Balanced (Ivy VIP Balanced)

     -    Ivy Funds VIP -- Bond (Ivy VIP Bond)

     -    Ivy Funds VIP -- Core Equity (Ivy VIP Core Equity)

     -    Ivy Funds VIP -- Dividend Opportunities (Ivy VIP Dividend Opp)

     -    Ivy Funds VIP -- Energy (Ivy VIP Energy)

     -    Ivy Funds VIP -- Global Natural Resources (Ivy VIP Glbl Natural Res)

     -    Ivy Funds VIP -- Global Bond (Ivy VIP Global Bond)

     -    Ivy Funds VIP -- Growth (Ivy VIP Growth)

     -    Ivy Funds VIP -- High Income (Ivy VIP High Income)

     -    Ivy Funds VIP -- International Core Equity (Ivy VIP Intl Core Equity)

     -    Ivy Funds VIP -- International Growth (Ivy VIP Intl Growth)

     -    Ivy Funds VIP -- Limited-Term Bond (Ivy VIP Limited-Term Bond)

     -    Ivy Funds VIP -- Micro Cap Growth (Ivy VIP Micro Cap Growth)

     -    Ivy Funds VIP -- Mid Cap Growth (Ivy VIP Mid Cap Growth)

     -    Ivy Funds VIP -- Money Market (Ivy VIP Money Market)

     -    Ivy Funds VIP -- Pathfinder Aggressive (Ivy VIP Pathfinder Aggressive)

     -    Ivy Funds VIP -- Pathfinder Conservative (Ivy VIP Pathfinder Conserv)

     - Ivy Funds VIP -- Pathfinder Moderately Aggressive (Ivy VIP Pathfinder Mod Aggr)

     - Ivy Funds VIP -- Pathfinder Moderately Conservative (Ivy VIP Pathfinder Mod Cons)

     -    Ivy Funds VIP -- Pathfinder Moderate (Ivy VIP Pathfinder Moderate)

     - Ivy Funds VIP -- Pathfinder Moderately Aggressive -- Managed Volatility (Ivy VIP Pathfinder Mod Agg MVF)

     - Ivy Funds VIP -- Pathfinder Moderately Conservative -- Managed Volatility (Ivy VIP Pathfinder Mod Con MVF)

     - Ivy Funds VIP -- Pathfinder Moderate -- Managed Volatility (Ivy VIP Pathfinder Mod MVF)

     -    Ivy Funds VIP -- Real Estate Securities (Ivy VIP Real Estate Sec)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

     -    Ivy Funds VIP -- Science and Technology (Ivy VIP Science & Tech)

     -    Ivy Funds VIP -- Small Cap Growth (Ivy VIP Small Cap Growth)

     -    Ivy Funds VIP -- Small Cap Value (Ivy VIP Small Cap Value)

     -    Ivy Funds VIP -- Value (Ivy VIP Value)

     - Janus Aspen Series -- Balanced Portfolio -- Service Shares (Janus Aspen Balanced SS)

     - Janus Aspen Series -- Forty Portfolio -- Service Shares (Janus Aspen Forty SS)

     - Janus Aspen Series -- Overseas Portfolio -- Service Shares (Janus Aspen Overseas SS)

     - Janus Aspen Series -- Perkins Mid Cap Value Portfolio -- Service Shares (Janus Aspen Perk Mid Cp Val SS)

     - MFS VIT -- Investors Growth Stock Series -- Service Shares (MFS VIT Inv Growth Ser SS)

     - MFS VIT -- Mid Cap Growth Series -- Service Shares (MFS VIT Mid Cap Growth Ser SS)

     - MFS VIT -- New Discovery Series -- Service Shares (MFS VIT New Discovery Ser SS)

     -    MFS VIT -- Value Series -- Service Shares (MFS VIT Value Ser SS)

     - The Universal Institutional Funds, Inc. Morgan Stanley UIF Emerging Markets Equity Portfolio -- Class II Shares (MorgStanley UIF Emg Mk Eq Cl 2)

     - Neuberger Berman Advisers Management Trust Socially Responsive -- S Class Shares (NeubergerBerman Soc Resp S Cl)

     - Oppenheimer Variable Account Funds -- Capital Appreciation Fund/VA -- Service Shares (Oppenheimer Cap App VA SS)

     - Oppenheimer Variable Account Funds -- Global Strategic Income Fund/VA -- Service Shares (Oppenheimer Gbl Str Inc VA SS)

     - Oppenheimer Variable Account Funds -- International Growth Fund/VA -- Service Shares (Oppenheimer Int'l Grow VA SS)

     - Oppenheimer Variable Account Funds -- Main Street Small Cap Fund(R)/VA -- Service Shares (Oppenheimer MS Sm Cap VA SS)

     - PIMCO Funds VIT -- PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)

     - PIMCO Funds VIT -- PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)

     - PIMCO Funds VIT -- PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)

     - Putnam VT Equity Income Fund -- Class IB Shares (Putnam VT Equity Income Cl IB)

     - Putnam VT Growth and Income Fund -- Class IB Shares (Putnam VT Growth and Inc Cl IB)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

     - Putnam VT International Equity Fund -- Class IB Shares (Putnam VT Inter Eq Cl IB)

     - Putnam VT Multi-Cap Growth Fund -- Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)

     -    Putnam VT Voyager Fund -- Class IB Shares (Putnam VT Voyager Cl IB)

     - Securian Funds Trust -- Advantus Bond Fund -- Class 2 Shares (SFT Advantus Bond Cl 2)

     - Securian Funds Trust -- Advantus Index 400 Mid-Cap Fund -- Class 2 Shares (SFT Advantus Index 400 MC Cl 2)

     - Securian Funds Trust -- Advantus Index 500 Fund -- Class 2 Shares (SFT Advantus Index 500 Cl 2)

     - Securian Funds Trust -- Advantus International Bond Fund -- Class 2 Shares (SFT Advantus Intl Bond Cl 2)

     - Securian Funds Trust -- Advantus Managed Volatility Fund (SFT Advantus Managed Vol)

     - Securian Funds Trust -- Advantus Money Market Fund (SFT Advantus Money Market)

     - Securian Funds Trust -- Advantus Mortgage Securities Fund -- Class 2 Shares (SFT Advantus Mortgage Cl 2)

     - Securian Funds Trust -- Advantus Real Estate Securities Fund -- Class 2 Shares (SFT Advantus Real Estate Cl 2)

     - Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio -- Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)

     - Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio -- Class 2 Shares (TOPS Mgd Risk Flex ETF Cl 2)

     - Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio -- Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)

     - Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio -- Class 2 Shares (TOPS Mgd Risk Mod Gro ETF Cl 2)

     The Securian Funds Trust was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Fund, which is nondiversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

     The following sub-accounts merged during 2012:

              CLOSED PORTFOLIO                     RECEIVING PORTFOLIO
     ---------------------------------   --------------------------------------
     Invesco V.I. Capital Appreciation   Invesco Van Kampen V.I. Capital Growth

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

     No accounts were merged in 2013.

     The following sub-accounts had name changes during 2013 and 2012:

           FORMER NAME                            CURRENT NAME                 EFFECTIVE DATE
----------------------------------  -----------------------------------------  --------------
Goldman Sachs VIT Government        Goldman Sachs VI Trust High Quality        April 30, 2013
    Income Fund                         Floating
                                    Rate Fund -- Service Shares

Ibbotson Aggressive Growth ETF,     ALPS VIT Ibbotson Aggressive Growth        April 30, 2013
    Class 2                             ETF Asset Allocation Portfolio --
                                        Class 2
Ibbotson Balanced ETF, Class 2      ALPS VIT Ibbotson Balanced ETF             April 30, 2013
                                        Asset Allocation Portfolio -- Class 2
Ibbotson Conservative ETF, Class 2  ALPS VIT Ibbotson Conservative ETF         April 30, 2013
                                        Asset Allocation Portfolio -- Class 2
Ibbotson Growth ETF, Class 2        ALPS VIT Ibbotson Growth ETF Asset         April 30, 2013
                                        Allocation Portfolio -- Class 2
Ibbotson Income & Growth ETF,       ALPS VIT Ibbotson Income and Growth        April 30, 2013
    Class 2                             ETF Asset Allocation Portfolio --
                                        Class 2
Invesco Van Kampen Growth &         Invesco V.I. Growth and Income Fund --     April 29, 2013
    Income                              Series II Shares
Invesco Van Kampen VI American      Invesco V.I. American Franchise Fund --    April 29, 2013
    Franchise                           Series II Shares
Invesco Van Kampen VI American      Invesco V.I. American Value Fund --        April 29, 2013
    Value                               Series II Shares
Invesco Van Kampen VI Comstock      Invesco V.I. Comstock Fund -- Series II    April 29, 2013
                                        Shares
Invesco Van Kampen VI Equity and    Invesco V.I. Equity and Income Fund --     April 29, 2013
    Income                              Series II Shares
Oppenheimer Main Street Small -- &   Oppenheimer Variable Account Funds --     April 30, 2013
    Mid-Cap(R)/VA                       Main Street Small Cap Fund(R)/VA --
                                        Service Shares
TOPS Protected Balanced ETF         Northern Lights VT TOPS(R) Managed           May 1, 2013
    Portfolio                           Risk Balanced ETF Portfolio --
                                        Class 2 Shares
TOPS Protected Growth ETF           Northern Lights VT TOPS(R) Managed           May 1, 2013
    Portfolio                           Risk Growth ETF Portfolio --
                                        Class 2 Shares
TOPS Protected Moderate Growth      Northern Lights VT TOPS(R) Managed           May 1, 2013
    ETF Portfolio                       Risk Moderate Growth ETF
                                        Portfolio -- Class 2 Shares

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

     The following sub-accounts were added to the Account in 2013 and 2012:

                                   FUND                                     EFFECTIVE DATE
-------------------------------------------------------------------------  ----------------
TOPS Protected Balanced ETF                                                  May 1, 2012
TOPS Protected Growth ETF                                                    May 1, 2012
TOPS Protected Moderate Growth ETF                                           May 1, 2012
AllianceBernstein VPS Dynamic Asset Allocation Portfolio --                  May 1, 2013
    Class B Shares
Goldman Sachs VI Trust Global Markets Navigator Fund --                      May 1, 2013
    Service Shares
PIMCO Funds VIT -- PIMCO Global Diversified Allocation Portfolio             May 1, 2013
    Advisor Class Shares
Securian Funds Trust -- Advantus Managed Volatility Fund                     May 1, 2013

Ivy Funds VIP -- Pathfinder Moderate -- Managed Volatility                 October 4, 2013

Ivy Funds VIP -- Pathfinder Moderately Aggressive -- Managed Volatility    October 4, 2013

Ivy Funds VIP -- Pathfinder Moderately Conservative -- Managed Volatility  October 4, 2013

Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio --              October 4, 2013
    Class 2 Shares

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Underlying Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, FINANCIAL SERVICES -- INVESTMENT COMPANIES. The significant accounting policies followed consistently by the Underlying Funds are as follows:

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (B)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in, first out (FIFO) basis.

          Net realized gains (losses) on investments include realized gain distributions received from the respective funds and gains (losses) on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds.

          All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The nonaffiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

          although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

     (C)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

     (D)  CONTRACTS IN ANNUITY PAYMENT PERIOD

          Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     (A)  MULTIOPTION FLEX/SINGLE/SELECT

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2013 and 2012, contingent deferred sales charges totaled $7,695 and $15,511, respectively.

     (B)  MULTIOPTION CLASSIC/ACHIEVER

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2013 and 2012, contingent deferred sales charges totaled $17,825 and $68,989, respectively.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2013 and 2012.

          Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

     (C)  MULTIOPTION ADVISOR SERIES

          There are three classes of contracts offered under this registration statement -- B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2013 and 2012.

          A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2013 and 2012, contingent deferred sales charges for all MultiOption Advisor classes totaled $935,489 and $1,117,830, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (D)  MEGANNUITY

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2013 and 2012.

     (E)  ADJUSTABLE INCOME ANNUITY

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

          A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2013 and 2012.

          A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2013 and 2012.

          A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2013 and 2012.

     (F)  WADDELL & REED ADVISORS RETIREMENT BUILDER

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2013 and 2012.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2013 and 2012, contingent deferred sales charges totaled $736,101 and $811,212, respectively.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (G)  MULTIOPTION LEGEND

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2013 and 2012.

          A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2013 and 2012, contingent deferred sales charges totaled $37,723 and $45,846, respectively.

          In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (H)  MULTIOPTION EXTRA

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2013 and 2012.

          A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2013 and 2012, contingent deferred sales charges totaled $358,981 and $421,717, respectively.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (I)  MULTIOPTION GUIDE SERIES

          These products were introduced in November 2012.

          There are two classes of contracts offered under this series -- B Series, and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20%, and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2013 and 2012.

          A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          For the year ended December 31, 2013 contingent deferred sales charges totaled $18,007. No contingent deferred sales charges were collected for the year ended December 31, 2012.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charges that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (J)  WADDELL & REED ADVISORS RETIREMENT BUILDER II

          These products were introduced in September 2013.

          There are two classes of contracts offered under this series -- B Series, and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15%, and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2013 and 2012.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II -- B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II -- L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          No contingent deferred sales charges were collected for the year ended December 31, 2013.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (K)  OTHER

          To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.70% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02% to 0.10% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

(4)  FAIR VALUE MEASUREMENTS

     In accordance with FASB ASC Topic 820, FAIR VALUE MEASUREMENT (FASB ASC
     820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     The fair value of the Account's financial assets and financial liabilities has been determined using available market information as of December 31, 2013 and 2012. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

     approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

     The levels of fair value hierarchy are as follows:

     Level 1 -- Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

     Level 2 -- Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

     Level 3 -- Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     As of December 31, 2013, all of the Account's investments are in mutual funds and are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2013 were as follows:

                                            PURCHASES         SALES
                                          -------------   -------------
     AllianBern VPS DynAsstAll Cl B (a)   $  15,219,416         257,977
     AllianBern VPS Intl Value Cl B             190,946         239,426
     Am Century VP Inc & Gro Cl II              519,348         813,426
     Am Century VP Infl Pro Cl II            28,748,792       1,999,475
     Am Century VP Ultra Cl II                  578,501       7,334,691
     Am Century VP Value Cl II                4,425,775       7,447,686
     Amer Funds IS Glbl Bond Cl 2             1,442,383         862,368
     Amer Funds IS Glbl Growth Cl 2           4,067,640         770,815
     Amer Funds IS Glbl Sm Cp Cl 2            2,319,646         431,218
     Amer Funds IS Growth Cl 2               10,501,148         791,994
     Amer Funds IS Growth-Inc Cl 2            4,521,103         518,398
     Amer Funds IS Intl Cl 2                  8,166,494       1,204,756
     Amer Funds IS New World Cl 2             3,351,958         781,691
     Amer Funds IS US Govt/AAA Cl 2           3,612,835       1,056,249
     Fidelity VIP Contrafund SC 2            11,984,804       6,199,978
     Fidelity VIP Equity-Income SC2          11,546,736      12,152,630
     Fidelity VIP High Income SC2             9,021,183       5,413,506
     Fidelity VIP Mid Cap SC2                 7,725,455       5,821,402
     Franklin VIP Dev Mkts Sec Cl 2           4,914,310       5,071,946
     Franklin VIP Lg Cap Gro Cl 2               213,343         492,444
     Franklin VIP Mut Sh Sec Cl 2               408,962       2,212,317
     Franklin VIP Sm Cap Val Cl 2             5,835,473       1,108,797
     Franklin VIP Sm-Md Cp Gr Cl 2            2,679,504       2,492,970
     Goldman Sachs VI Gbl Mk Nav SS (a)      21,512,387         278,826
     Goldman Sachs VI HQ Flt Rt SS           17,362,017       1,111,896
     Ibbotson Aggressive Grwth ETF2           1,876,819         563,885
     Ibbotson Balanced ETF2                  13,605,506       6,518,158
     Ibbotson Conservative ETF2               3,928,339       5,391,358
     Ibbotson Growth ETF2                     1,321,833       3,267,490
     Ibbotson Income & Growth ETF2            8,128,870       6,925,406
     Invesco VI Amer Franch Sr II               218,420       1,293,230
     Invesco VI Amer Value Sr II              3,093,618         442,400
     Invesco VI Comstock Sr II               12,001,318         541,969
     Invesco VI Core Equity Sr II               763,689       1,264,042
     Invesco VI Equity & Inc Sr II            1,196,038         831,602
     Invesco VI Growth & Inc Sr II              839,273         664,081
     Invesco VI Sm Cap Eqty Sr II             4,896,900         820,078
     Ivy VIP Asset Strategy                  25,291,141      19,076,488
     Ivy VIP Balanced                        23,788,886      13,122,965

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                            PURCHASES         SALES
                                          -------------   -------------
     Ivy VIP Bond                         $  38,181,183       2,775,574
     Ivy VIP Core Equity                     35,998,677       4,018,396
     Ivy VIP Dividend Opp                     3,452,773       2,222,044
     Ivy VIP Energy                             746,382         852,198
     Ivy VIP Glbl Natural Res                 3,089,970       5,268,737
     Ivy VIP Global Bond                      3,275,482       1,369,719
     Ivy VIP Growth                          24,213,846      26,820,904
     Ivy VIP High Income                     12,798,300       4,890,899
     Ivy VIP Intl Core Equity                10,035,480      22,954,478
     Ivy VIP Intl Growth                     16,570,771       2,888,447
     Ivy VIP Limited-Term Bond               17,850,558       1,204,575
     Ivy VIP Micro Cap Growth                 7,441,040       5,076,534
     Ivy VIP Mid Cap Growth                  21,505,767       1,681,688
     Ivy VIP Money Market                     4,760,215       3,270,171
     Ivy VIP Pathfinder Aggressive            4,897,988       1,066,617
     Ivy VIP Pathfinder Conserv               8,893,741       8,794,078
     Ivy VIP Pathfinder Mod Agg MVF (b)       4,610,423           3,358
     Ivy VIP Pathfinder Mod Aggr             31,491,245       9,117,897
     Ivy VIP Pathfinder Mod Con MVF (b)       1,583,442          38,244
     Ivy VIP Pathfinder Mod Cons             18,134,256       3,999,861
     Ivy VIP Pathfinder Mod MVF (b)          12,533,220           2,305
     Ivy VIP Pathfinder Moderate             23,888,813       8,195,755
     Ivy VIP Real Estate Sec                  1,343,154       1,680,045
     Ivy VIP Science & Tech                  14,972,681       7,850,199
     Ivy VIP Small Cap Growth                 6,580,028       8,758,665
     Ivy VIP Small Cap Value                  8,801,631      10,841,330
     Ivy VIP Value                           19,332,260      12,056,127
     Janus Aspen Balanced SS                  3,774,228       2,756,242
     Janus Aspen Forty SS                     5,925,038       4,675,028
     Janus Aspen Overseas SS                  5,337,446      11,775,028
     Janus Aspen Perk Mid Cp Val SS           7,723,123         516,024
     MFS VIT Inv Growth Ser SS                6,679,246       4,423,172
     MFS VIT Mid Cap Growth Ser SS              115,403         214,966
     MFS VIT New Discovery Ser SS             1,929,538       2,217,207
     MFS VIT Value Ser SS                     5,976,011      10,202,752
     MorgStanley UIF Emg Mk Eq Cl 2           9,154,798         206,371
     NeubergerBerman Soc Resp S Cl            1,050,588         528,597
     Oppenheimer Cap App VA SS                  342,137         526,957
     Oppenheimer Gbl Str Inc VA SS            1,539,748       2,395,874
     Oppenheimer Intl Grow VA SS             19,051,115         433,681
     Oppenheimer MS Sm Cap VA SS                903,958         462,706
     PIMCO VIT Glb Div All Adv Cl (a)        11,858,834         452,492
     PIMCO VIT Low Dur Port Adv Cl           24,540,110       3,240,395

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                            PURCHASES         SALES
                                          -------------   -------------
     PIMCO VIT Total Return Adv Cl        $  78,760,469       3,686,845
     Putnam VT Equity Income Cl IB            1,986,079         747,803
     Putnam VT Growth and Inc Cl IB           2,072,914         237,567
     Putnam VT Inter Eq Cl IB                   250,816       1,161,482
     Putnam VT Multi-Cap Gro Cl IB              138,795          88,550
     Putnam VT Voyager Cl IB                  1,341,543       2,088,783
     SFT Advantus Bond Cl 2                  19,211,416      15,409,881
     SFT Advantus Index 400 MC Cl 2           3,390,540      13,228,096
     SFT Advantus Index 500 Cl 2             17,722,464      18,275,193
     SFT Advantus Intl Bond Cl 2             13,169,181       8,231,563
     SFT Advantus Managed Vol (a)            49,952,961         137,691
     SFT Advantus Money Market               19,473,970      24,433,090
     SFT Advantus Mortgage Cl 2              10,396,138       6,226,391
     SFT Advantus Real Estate Cl 2           11,895,436       5,871,930
     TOPS Mgd Risk Bal ETF Cl 2              14,290,005       1,445,368
     TOPS Mgd Risk Flex ETF Cl 2 (b)          2,485,542           1,743
     TOPS Mgd Risk Growth ETF Cl 2           68,067,632       1,372,337
     TOPS Mgd Risk Mod Gro ETF Cl 2          21,443,656         852,306

----------
(a)  For the period from May 1, 2013 through December 31, 2013.
(b)  For the period from October 4, 2013 to December 31, 2013.

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years or periods ended December 31, 2013 and 2012 were as follows:

                                                                          SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                           ALLIANBERN
                                               VPS        ALLIANBERN     AM CENTURY     AM CENTURY     AM CENTURY     AM CENTURY
                                           DYNASSTALL      VPS INTL       VP INC &        VP INFL       VP ULTRA       VP VALUE
                                            CL B (a)      VALUE CL B      GRO CL II      PRO CL II      VP ULTRA         CL II
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $          --      1,526,011      1,833,836     28,107,292     24,327,222     25,690,200
        Contract purchase payments                   --        970,944        386,917     14,277,853        800,492      3,472,075
        Contract terminations,
         withdrawal payments and charges             --       (881,675)      (313,795)      (911,005)    (4,704,811)    (1,634,523)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                           --      1,615,280      1,906,958     41,474,140     20,422,903     27,527,752
        Contract purchase payments           14,962,707        251,405        262,935     20,660,241        321,148      2,037,070
        Contract terminations,
         withdrawal payments and charges       (256,234)      (399,935)      (444,662)    (1,600,155)    (4,219,632)    (3,493,088)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $  14,706,473      1,466,750      1,725,231     60,534,226     16,524,419     26,071,734
                                          =============  =============  =============  =============  =============  =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                                          SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                           AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS     AMER FUNDS
                                             IS GLBL        IS GLBL      IS GLBL SM      IS GROWTH    IS GROWTH-INC   AMER FUNDS
                                            BOND CL 2     GROWTH CL 2      CP CL 2         CL 2           CL 2       IS INTL CL 2
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $     806,949        502,903        285,871      1,224,983        893,317      1,076,408
        Contract purchase payments            2,294,826      1,763,918        655,472      2,677,672      2,124,870      2,230,363
        Contract terminations, withdrawal
           payments and charges                (425,100)       (55,869)       (64,066)      (454,434)      (134,707)      (337,423)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                    2,676,675      2,210,952        877,277      3,448,221      2,883,480      2,969,348
        Contract purchase payments            1,411,069      3,561,704      2,210,441      9,321,468      3,666,800      8,113,089
        Contract terminations, withdrawal
           payments and charges                (842,322)      (637,893)      (373,914)      (721,541)      (412,838)    (1,100,872)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $   3,245,422      5,134,763      2,713,804     12,048,148      6,137,442      9,981,565
                                          =============  =============  =============  =============  =============  =============

                                           AMER FUNDS     AMER FUNDS    FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                             IS NEW       IS US GOVT/    CONTRAFUND       EQUITY-      HIGH INCOME   FIDELITY VIP
                                           WORLD CL 2      AAA CL 2         SC 2        INCOME SC2         SC2        MID CAP SC2
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $     638,244      2,062,092     27,847,042     60,618,571     14,828,942     15,224,369
        Contract purchase payments            1,684,756      2,331,733      2,053,979        722,191      6,804,600        607,916
        Contract terminations, withdrawal
           payments and charges                (201,022)      (840,439)    (3,894,406)   (11,045,645)      (776,784)    (2,316,444)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                    2,121,978      3,553,386     26,006,615     50,295,117     20,856,758     13,515,841
        Contract purchase payments            3,325,196      3,384,012      5,308,694      2,382,924      5,531,725        861,685
        Contract terminations, withdrawal
           payments and charges                (727,556)    (1,017,201)    (2,894,946)    (6,584,735)    (3,913,766)    (1,803,100)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $   4,719,618      5,920,197     28,420,363     46,093,306     22,474,717     12,574,426
                                          =============  =============  =============  =============  =============  =============

                                                                                                                        GOLDMAN
                                          FRANKLIN VIP   FRANKLIN VIP   FRANKLIN VIP   FRANKLIN VIP   FRANKLIN VIP       SACHS
                                            DEV MKTS      LG CAP GRO     MUT SH SEC     SM CAP VAL     SM-MD CP GR     VI GBL MK
                                            SEC CL 2         CL 2           CL 2           CL 2           CL 2        NAV SS (a)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $  12,761,609      2,099,351      6,596,724      9,360,023      8,714,354             --
        Contract purchase payments            1,247,989        271,914        463,915      2,934,310      1,293,983             --
        Contract terminations, withdrawal
           payments and charges              (2,198,727)      (399,349)    (1,183,329)      (754,701)    (1,997,372)            --
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                   11,810,871      1,971,916      5,877,310     11,539,632      8,010,965             --
        Contract purchase payments            1,764,202        116,969        124,026      4,383,339      1,355,357     20,963,439
        Contract terminations, withdrawal
           payments and charges              (2,167,514)      (284,577)    (1,115,914)      (838,959)    (1,721,080)      (285,936)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $  11,407,559      1,804,308      4,885,422     15,084,012      7,645,242     20,677,503
                                          =============  =============  =============  =============  =============  =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                                          SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                             GOLDMAN       IBBOTSON       IBBOTSON       IBBOTSON       IBBOTSON       IBBOTSON
                                           SACHS VI HQ    AGGRESSIVE      BALANCED     CONSERVATIVE      GROWTH        INCOME &
                                            FLT RT SS     GROWTH ETF2       ETF2           ETF2           ETF2        GROWTH ETF2
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $   9,572,609      4,131,287     52,674,257     14,234,154     28,007,306     29,626,361
        Contract purchase payments            8,889,466        979,948     10,790,103      4,665,744      1,176,400      5,837,704
        Contract terminations, withdrawal
           payments and charges                (343,431)      (964,782)    (6,184,174)    (2,026,512)    (2,898,265)    (2,800,131)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                   18,118,644      4,146,453     57,280,186     16,873,386     26,285,441     32,663,934
        Contract purchase payments           16,082,161      1,882,634     11,841,886      3,183,169      1,104,723      6,842,820
        Contract terminations, withdrawal
           payments and charges              (1,067,434)      (550,915)    (5,759,090)    (4,663,455)    (3,053,251)    (6,118,816)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $  33,133,371      5,478,172     63,362,982     15,393,100     24,336,913     33,387,938
                                          =============  =============  =============  =============  =============  =============

                                                                         INVESCO VI
                                           INVESCO VI     INVESCO VI       CAPITAL      INVESCO VI     INVESCO VI     INVESCO VI
                                           AMER FRANCH    AMER VALUE    APPRECIATION     COMSTOCK      CORE EQUITY   EQUITY & INC
                                              SR II          SR II           (b)           SR II          SR II          SR II
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $     589,433        370,363      3,829,680      7,583,431        734,002      1,182,318
        Contract purchase payments            3,240,922        776,819         33,679      4,016,119        131,982        353,594
        Contract terminations, withdrawal
           payments and charges                (481,681)      (283,467)    (3,863,359)      (608,079)       (88,096)      (295,156)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                    3,348,674        863,715             --     10,991,471        777,888      1,240,756
        Contract purchase payments              122,721      2,631,827             --      5,889,843        404,532        839,754
        Contract terminations, withdrawal
           payments and charges                (675,443)      (341,574)            --       (281,692)      (663,384)      (585,036)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $   2,795,952      3,153,968             --     16,599,622        519,036      1,495,474
                                          =============  =============  =============  =============  =============  =============

                                           INVESCO VI     INVESCO VI       IVY VIP
                                            GROWTH &        SM CAP          ASSET         IVY VIP        IVY VIP        IVY VIP
                                            INC SR II     EQTY SR II      STRATEGY       BALANCED         BOND        CORE EQUITY
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $   1,979,462     11,301,937     71,302,311     31,908,618     66,179,900     21,776,227
        Contract purchase payments              128,472      2,790,457     10,040,018      6,625,772     18,051,778      8,425,032
        Contract terminations, withdrawal
           payments and charges                (394,031)      (635,101)    (5,588,606)    (4,109,783)    (2,729,696)    (2,013,312)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                    1,713,903     13,457,293     75,753,723     34,424,607     81,501,982     28,187,947
        Contract purchase payments              380,621      3,991,622      8,855,973      6,273,262     25,394,157     15,378,350
        Contract terminations, withdrawal
           payments and charges                (315,013)      (648,113)    (6,418,003)    (3,803,315)    (1,953,763)    (2,026,636)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $   1,779,511     16,800,802     78,191,693     36,894,554    104,942,376     41,539,661
                                          =============  =============  =============  =============  =============  =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                                          SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                                                           IVY VIP
                                             IVY VIP        IVY VIP     GLBL NATURAL      IVY VIP        IVY VIP        IVY VIP
                                          DIVIDEND OPP      ENERGY           RES        GLOBAL BOND      GROWTH       HIGH INCOME
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $  14,078,589      6,447,556     28,493,218      2,183,726     94,605,992     24,034,242
        Contract purchase payments            1,777,630        698,251      4,300,111      3,208,273      6,648,313      1,401,675
        Contract terminations, withdrawal
           payments and charges              (1,396,394)    (1,030,312)    (2,943,000)      (367,775)    (7,724,861)    (2,245,981)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                   14,459,825      6,115,495     29,850,329      5,024,224     93,529,444     23,189,936
        Contract purchase payments            1,668,070        604,645      2,539,911      3,225,582      5,149,944      9,161,446
        Contract terminations, withdrawal
           payments and charges              (1,258,842)      (610,177)    (3,783,383)    (1,316,019)   (12,212,672)    (2,495,761)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $  14,869,053      6,109,963     28,606,857      6,933,787     86,466,716     29,855,621
                                          =============  =============  =============  =============  =============  =============

                                                                           IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                          IVY VIP INTL      IVY VIP     LIMITED-TERM     MICRO CAP       MID CAP         MONEY
                                           CORE EQUITY    INTL GROWTH       BOND          GROWTH         GROWTH         MARKET
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $  79,871,271     23,788,302      4,572,538     11,475,577     11,743,579     11,474,152
        Contract purchase payments            7,604,106      6,130,728      8,839,344      1,963,921      5,778,603      3,004,763
        Contract terminations, withdrawal
           payments and charges              (6,602,950)    (1,479,201)      (624,668)    (1,748,516)      (763,580)    (2,627,297)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                   80,872,427     28,439,829     12,787,214     11,690,982     16,758,602     11,851,618
        Contract purchase payments            3,488,801      8,293,635     17,673,675      2,433,634      9,625,487      4,715,411
        Contract terminations, withdrawal
           payments and charges              (8,785,512)    (1,574,320)    (1,158,969)    (2,043,600)      (758,549)    (3,122,904)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $  75,575,716     35,159,144     29,301,920     12,081,016     25,625,540     13,444,125
                                          =============  =============  =============  =============  =============  =============

                                                                           IVY VIP                       IVY VIP
                                             IVY VIP        IVY VIP      PATHFINDER       IVY VIP      PATHFINDER       IVY VIP
                                           PATHFINDER     PATHFINDER       MOD AGG      PATHFINDER       MOD CON      PATHFINDER
                                           AGGRESSIVE       CONSERV        MVF (c)       MOD AGGR        MVF (c)       MOD CONS
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $   8,401,205     29,399,669             --    157,784,952             --     48,794,221
        Contract purchase payments            1,410,654      9,166,110             --     35,530,894             --     12,742,272
        Contract terminations, withdrawal
           payments and charges              (1,100,863)    (6,054,937)            --     (4,337,011)            --     (4,651,093)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                    8,710,996     32,510,842             --    188,978,835             --     56,885,400
        Contract purchase payments            3,469,524      5,953,668      4,485,439     17,590,974      1,548,268     12,673,044
        Contract terminations, withdrawal
           payments and charges                (855,838)    (7,327,034)        (2,406)    (6,576,069)       (36,960)    (3,042,094)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $  11,324,682     31,137,476      4,483,033    199,993,740      1,511,308     66,516,350
                                          =============  =============  =============  =============  =============  =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                                          SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                             IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                           PATHFINDER     PATHFINDER     REAL ESTATE     SCIENCE &      SMALL CAP      SMALL CAP
                                           MOD MVF (c)     MODERATE          SEC           TECH          GROWTH          VALUE
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $          --    142,546,422      8,017,939     21,675,426     32,636,535     35,246,034
        Contract purchase payments                   --     32,322,681        515,519      2,554,589      4,254,058      1,429,497
        Contract terminations, withdrawal
           payments and charges                      --     (2,680,583)    (1,066,345)    (2,416,628)    (3,540,353)    (5,098,153)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                           --    172,188,520      7,467,113     21,813,387     33,350,240     31,577,378
        Contract purchase payments           12,203,993     12,956,583        688,902      4,135,599      3,972,318      1,878,635
        Contract terminations, withdrawal
           payments and charges                  (1,367)    (5,537,654)      (850,624)    (2,699,561)    (4,138,664)    (4,683,462)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $  12,202,626    179,607,449      7,305,391     23,249,425     33,183,894     28,772,551
                                          =============  =============  =============  =============  =============  =============

                                                                                                       JANUS ASPEN      MFS VIT
                                             IVY VIP      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    PERK MID CP    INV GROWTH
                                              VALUE       BALANCED SS     FORTY SS      OVERSEAS SS      VAL SS         SER SS
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $  49,224,011      8,261,325     21,614,979     31,549,934      8,530,875     19,172,167
        Contract purchase payments            1,841,179      1,283,111      2,145,292      3,554,402      3,857,002      3,750,115
        Contract terminations, withdrawal
           payments and charges              (6,618,572)    (1,273,179)    (4,659,809)    (5,207,474)      (384,104)      (914,416)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                   44,446,618      8,271,257     19,100,462     29,896,862     12,003,773     22,007,866
        Contract purchase payments            8,845,945      1,340,030      2,889,875      1,489,888      6,117,975      3,090,862
        Contract terminations, withdrawal
           payments and charges              (5,968,027)    (1,303,450)    (3,103,351)    (5,081,439)      (433,536)    (2,231,686)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $  47,324,536      8,307,837     18,886,986     26,305,311     17,688,212     22,867,042
                                          =============  =============  =============  =============  =============  =============

                                             MFS VIT        MFS VIT                     MORGSTANLEY     NEUBERGER     OPPENHEIMER
                                             MID CAP     NEW DISCOVERY     MFS VIT      UIF EMG MK     BERMAN SOC       CAP APP
                                          GROWTH SER SS     SER SS      VALUE SER SS      EQ CL 2       RESP S CL        VA SS
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $     575,827      4,507,820     38,623,485      9,348,723        577,007      1,836,974
        Contract purchase payments              166,860        415,161      3,762,849      3,593,093         94,558        472,811
        Contract terminations, withdrawal
           payments and charges                (131,185)      (767,875)    (2,459,481)      (490,302)       (80,090)      (393,715)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                      611,502      4,155,106     39,926,853     12,451,514        591,475      1,916,070
        Contract purchase payments               67,441        786,825      2,647,729     12,052,224        928,822        203,859
        Contract terminations, withdrawal
           payments and charges                (129,087)      (856,334)    (4,504,966)      (295,782)      (431,571)      (316,426)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $     549,856      4,085,597     38,069,616     24,207,956      1,088,726      1,803,503
                                          =============  =============  =============  =============  =============  =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                                          SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                           OPPENHEIMER    OPPENHEIMER    OPPENHEIMER     PIMCO VIT      PIMCO VIT      PIMCO VIT
                                           GBL STR INC     INTL GROW      MS SM CAP     GLB DIV ALL   LOW DUR PORT   TOTAL RETURN
                                              VA SS          VA SS          VA SS       ADV CL (a)       ADV CL         ADV CL
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $  46,759,073      2,156,904        639,874             --     21,831,704     37,179,019
        Contract purchase payments            2,587,316        682,163        356,359             --     14,940,847     31,237,086
        Contract terminations, withdrawal
           payments and charges             (11,453,616)      (454,565)       (51,784)            --     (1,185,640)      (616,134)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                   37,892,773      2,384,502        944,449             --     35,586,911     67,799,971
        Contract purchase payments            2,021,777      6,715,081        723,720     11,253,577     23,419,840     68,246,766
        Contract terminations, withdrawal
           payments and charges              (5,140,012)      (172,776)      (367,648)      (454,992)    (3,141,311)    (3,438,710)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $  34,774,538      8,926,807      1,300,521     10,798,585     55,865,440    132,608,027
                                          =============  =============  =============  =============  =============  =============

                                            PUTNAM VT      PUTNAM VT                     PUTNAM VT
                                          EQUITY INCOME   GROWTH AND      PUTNAM VT      MULTI-CAP      PUTNAM VT    SFT ADVANTUS
                                              CL IB        INC CL IB    INTER EQ CL IB   GRO CL IB    VOYAGER CL IB    BOND CL 2
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $   1,873,293        909,266      3,595,873        368,643      2,756,533    123,104,222
        Contract purchase payments              566,307        135,867        201,539         85,664        346,199      7,134,393
        Contract terminations, withdrawal
           payments and charges                (386,371)      (137,556)      (640,292)      (129,777)      (510,806)   (13,572,580)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                    2,053,229        907,577      3,157,120        324,530      2,591,926    116,666,035
        Contract purchase payments            1,126,371      1,211,202        115,176         71,526        695,883     14,358,026
        Contract terminations, withdrawal
           payments and charges                (430,731)      (138,762)      (659,490)       (42,677)    (1,145,539)    (7,585,014)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $   2,748,869      1,980,017      2,612,806        353,379      2,142,270    123,439,047
                                          =============  =============  =============  =============  =============  =============

                                          SFT ADVANTUS                                 SFT ADVANTUS
                                            INDEX 400    SFT ADVANTUS   SFT ADVANTUS      MANAGED     SFT ADVANTUS   SFT ADVANTUS
                                             MC CL 2     INDEX 500 CL 2 INTL BOND CL 2    VOL (a)     MONEY MARKET   MORTGAGE CL 2
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2011                                $  30,994,418     51,633,033     48,013,724             --     42,378,889     38,393,703
        Contract purchase payments            1,659,386      2,134,524      4,508,568             --     13,993,406      2,393,498
        Contract terminations, withdrawal
           payments and charges              (3,559,467)    (6,407,357)    (3,480,457)            --    (20,116,233)    (6,054,132)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2012                                   29,094,337     47,360,200     49,041,835             --     36,256,062     34,733,069
        Contract purchase payments            1,085,311      8,580,590      8,557,843     49,848,671     17,173,470      8,496,571
        Contract terminations, withdrawal
           payments and charges              (4,458,034)    (5,685,155)    (4,229,127)      (129,026)   (20,192,119)    (3,072,629)
                                          -------------  -------------  -------------  -------------  -------------  -------------
     Units outstanding at December 31,
      2013                                $  25,721,614     50,255,635     53,370,551     49,719,645     33,237,413     40,157,011
                                          =============  =============  =============  =============  =============  =============

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                                          SEGREGATED SUB-ACCOUNTS
                                            ---------------------------------------------------------------------------------------
                                                                  TOPS MGD          TOPS MGD         TOPS MGD          TOPS MGD
                                              SFT ADVANTUS      RISK BAL ETF       RISK FLEX        RISK GROWTH      RISK MOD GRO
                                            REAL ESTATE CL 2      CL 2 (d)        ETF CL 2 (c)      ETF CL 2 (d)     ETF CL 2 (d)
                                            ----------------  ----------------  ----------------  ---------------  ----------------
     Units outstanding at December 31, 2011 $     21,720,712                --                --               --                --
        Contract purchase payments                 1,812,787         7,330,470                --       12,060,955         6,106,672
        Contract terminations, withdrawal
           payments and charges                   (2,696,504)         (209,545)               --       (1,663,093)         (262,007)
                                            ----------------  ----------------  ----------------  ---------------  ----------------
     Units outstanding at December 31, 2012       20,836,995         7,120,925                --       10,397,862         5,844,665
        Contract purchase payments                 4,341,078        13,592,559         2,453,660       62,216,497        19,962,218
        Contract terminations, withdrawal
           payments and charges                   (1,757,440)       (1,330,544)           (1,592)      (1,284,978)         (802,664)
                                            ----------------  ----------------  ----------------  ---------------  ----------------
     Units outstanding at December 31, 2013 $     23,420,633        19,382,940         2,452,068       71,329,381        25,004,219
                                            ================  ================  ================  ===============  ================

----------
     (a)  For the period from May 1, 2013 through December 31, 2013.

     (b)  For the period from January 1, 2012 to April 30, 2012.

     (c)  For the period from October 4, through December 31, 2013.

     (d) For the period from May 1, 2012 through December 31, 2012 and year ended December 31, 2013.

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, investment income and expense ratios, and total returns for the years or periods ended December 31, 2013, 2012, 2011, 2010, and 2009 is as follows:

                                                   AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                                    EXPENSE RATIO      TOTAL RETURN
                                          UNITS     VALUE LOWEST                   INVESTMENT       LOWEST TO          LOWEST TO
                                       OUTSTANDING   TO HIGHEST     NET ASSETS    INCOME RATIO*     HIGHEST**         HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
     AllianBern VPS DynAsstAll Cl B:
        2013 (b)                        14,706,473  1.04 to 1.05  $   15,419,356           0.16%  1.20% to 2.25%    3.63% to 4.85%

     AllianBern VPS Intl Value Cl B:
        2013                             1,466,750  0.58 to 0.63         929,598           5.79%  1.20% to 2.50%   19.17% to 21.27%
        2012                             1,615,280  0.49 to 0.52         844,155           1.42   1.20% to 2.50%   10.85% to 12.82%
        2011                             1,526,011  0.44 to 0.46         706,778           4.00   1.20% to 2.50%  -21.78% to -20.4%
        2010                             1,250,374  0.50 to 0.58         727,660           2.78   1.20% to 2.50%    1.27% to 3.06%
        2009                             1,115,561  0.51 to 0.56         629,954           1.42   1.20% to 2.50%   30.45% to 32.75%

     Am Century VP Inc & Gro Cl II:
        2013                             1,725,231  1.67 to 2.05       3,484,096           1.94%  1.20% to 2.00%   31.55% to 33.87%
        2012                             1,906,958  1.25 to 1.53       2,872,898           1.89   1.20% to 2.05%   11.12% to 13.09%
        2011                             1,833,836  1.12 to 1.36       2,438,648           1.31   1.20% to 2.05%   -0.13% to 1.63%
        2010                             1,961,441  0.78 to 1.33       2,564,877           1.25   1.20% to 2.05%   10.55% to 12.50%
        2009                             2,290,027  0.70 to 1.19       2,646,139           4.38   1.20% to 2.05%   14.35% to 16.37%

     Am Century VP Infl Pro Cl II:
        2013                            60,534,226  1.11 to 1.22      73,893,030           1.61%  1.20% to 2.70%  -11.14% to -9.57%
        2012                            41,474,140  1.25 to 1.35      55,985,614           2.54   1.20% to 2.70%    4.25% to 6.09%
        2011                            28,107,292  1.19 to 1.27      35,759,209           4.06   1.20% to 2.70%    8.50% to 10.41%
        2010                            19,708,146  1.00 to 1.15      22,710,216           1.61   1.20% to 2.70%    2.05% to 3.85%
        2009                             9,811,848  1.00 to 1.11      10,887,625           2.16   1.20% to 2.70%    7.04% to 8.93%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                   AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                                     EXPENSE RATIO     TOTAL RETURN
                                          UNITS     VALUE LOWEST                    INVESTMENT       LOWEST TO         LOWEST TO
                                       OUTSTANDING   TO HIGHEST     NET ASSETS     INCOME RATIO*     HIGHEST**        HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
     Am Century VP Ultra Cl II:
        2013                            16,524,419  1.51 to 1.97  $   31,803,760           0.42%  1.20% to 2.45%   32.94% to 35.29%
        2012                            20,422,903  1.13 to 1.46      29,142,704           0.00   1.20% to 2.45%   10.47% to 12.42%
        2011                            24,327,222  1.02 to 1.30      30,971,467           0.00   1.20% to 2.40%   -2.06% to -0.34%
        2010                            29,784,542  0.83 to 1.30      38,088,591           0.36   1.20% to 2.65%   12.46% to 14.44%
        2009                            34,338,881  0.76 to 1.14      38,389,095           0.18   1.20% to 2.65%   30.61% to 32.92%

     Am Century VP Value Cl II:
        2013                            26,071,734  1.19 to 2.22      57,668,304           1.50%  1.20% to 2.70%   27.66% to 29.91%
        2012                            27,527,752  0.93 to 1.71      46,858,151           1.80   1.20% to 2.70%   11.24% to 13.21%
        2011                            25,690,200  0.84 to 1.51      38,613,480           1.89   1.20% to 2.70%   -2.06% to -0.34%
        2010                            24,740,070  0.84 to 1.51      37,286,285           2.12   1.20% to 2.70%    9.75% to 11.69%
        2009                            22,299,226  0.76 to 1.35      30,042,551           5.32   1.20% to 2.70%   16.24% to 18.29%

     Amer Funds IS Glbl Bond Cl 2:
        2013                             3,245,422  0.97 to 1.01       3,258,095           0.00%  0.15% to 2.45%   -5.41% to -2.72%
        2012                             2,676,675  1.02 to 1.04       2,789,905           2.75   0.15% to 2.50%    3.09% to 4.91%
        2011 (d)                           806,949      0.99             802,088           3.64   1.20% to 2.35%   -1.77% to -0.61%

     Amer Funds IS Glbl Growth Cl 2:
        2013                             5,134,763  1.24 to 1.40       6,647,032           1.53%  0.15% to 2.50%   25.43% to 28.98%
        2012                             2,210,952  0.98 to 1.09       2,227,216           1.60   0.15% to 2.50%   18.98% to 21.08%
        2011 (d)                           502,903      0.83             417,249           2.58   1.20% to 2.00%  -18.01% to -17.04%

     Amer Funds IS Glbl Sm Cp Cl 2:
        2013                             2,713,804  1.09 to 1.34       3,090,006           0.79%  0.15% to 2.50%   24.56% to 28.09%
        2012                               877,277  0.87 to 1.05         783,868           1.41   0.15% to 2.50%   14.72% to 16.75%
        2011 (d)                           285,871      0.76             218,639           0.33   1.20% to 2.00%  -24.42% to -23.52%

     Amer Funds IS Growth Cl 2:
        2013                            12,048,148  1.26 to 1.30      15,662,258           1.17%  1.20% to 2.50%   26.33% to 28.56%
        2012                             3,448,221  0.99 to 1.01       3,487,125           0.99   1.20% to 2.50%   14.45% to 16.47%
        2011 (d)                         1,224,983  0.86 to 0.87       1,063,564           0.73   1.20% to 2.00%  -14.20% to -13.18%

     Amer Funds IS Growth-Inc Cl 2:
        2013                             6,137,442  1.34 to 1.39       8,526,063           1.77%  1.20% to 2.50%   29.63% to 31.91%
        2012                             2,883,480  1.03 to 1.05       3,036,713           2.37   1.20% to 2.50%   14.05% to 16.07%
        2011 (d)                           893,317      0.91             810,529           2.29   1.20% to 2.25%  -10.33% to -9.27%

     Amer Funds IS Intl Cl 2:
        2013                             9,981,565  1.05 to 1.30      10,967,217           1.83%  0.15% to 2.70%   18.11% to 21.45%
        2012                             2,969,348  0.89 to 1.07       2,705,544           2.30   0.15% to 2.50%   14.46% to 16.49%
        2011 (d)                         1,076,408      0.78             840,600           3.11   1.20% to 2.00%  -22.83% to -21.91%

     Amer Funds IS New World Cl 2:
        2013                             4,719,618  1.01 to 1.19       4,953,443           1.74%  0.15% to 2.45%    8.15% to 11.21%
        2012                             2,121,978  0.93 to 1.07       2,028,930           1.66   0.15% to 2.45%   14.38% to 16.4%
        2011 (d)                           638,244      0.82             520,265           2.67   1.20% to 2.00%  -19.44% to -18.49%

     Amer Funds IS US Govt/AAA Cl 2:
        2013                             5,920,197  0.98 to 1.02       6,021,398           0.80%  0.15% to 2.45%   -5.89% to -3.22%
        2012                             3,553,386  1.01 to 1.06       3,776,868           1.21   0.15% to 2.45%   -1.08% to 0.68%
        2011 (d)                         2,062,092  1.05 to 1.06       2,177,943           3.67   1.20% to 2.00%    4.38% to 5.61%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                   AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                                    EXPENSE RATIO      TOTAL RETURN
                                          UNITS     VALUE LOWEST                   INVESTMENT       LOWEST TO          LOWEST TO
                                       OUTSTANDING   TO HIGHEST     NET ASSETS    INCOME RATIO*     HIGHEST**         HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
     Fidelity VIP Contrafund SC 2:
        2013                            28,420,363  1.22 to 2.62  $   67,981,851           0.88%  0.15% to 2.70%   27.15% to 30.76%
        2012                            26,006,615  0.95 to 2.02      47,059,500           1.12   0.15% to 2.70%   12.76% to 15.97%
        2011                            27,847,042  0.84 to 1.76      43,507,449           0.97   0.15% to 2.70%   -5.60% to -2.93%
        2010                            30,850,378  0.88 to 1.83      49,917,591           1.00   0.15% to 2.75%   13.53% to 16.75%
        2009                            34,359,074  0.78 to 1.59      47,529,919           1.09   0.15% to 2.75%   31.53% to 35.26%

     Fidelity VIP Equity-Income SC2:
        2013                            46,093,306  1.07 to 2.08      90,035,968           2.28%  0.15% to 2.70%   24.11% to 27.64%
        2012                            50,295,117  0.84 to 1.63      77,648,067           2.76   0.15% to 2.95%   13.64% to 16.88%
        2011                            60,618,571  0.74 to 1.40      81,003,412           1.39   0.15% to 2.95%   -2.27% to 0.50%
        2010                            72,688,985  0.76 to 1.39      97,695,774           1.57   0.15% to 2.95%   13.32% to 14.75%
        2009                            82,024,548  0.68 to 1.21      96,969,954           2.05   0.15% to 2.95%   26.11% to 29.69%

     Fidelity VIP High Income SC2:
        2013                            22,474,717  1.29 to 1.40      31,368,358           5.85%  1.20% to 2.50%    2.63% to 4.44%
        2012                            20,856,758  1.22 to 1.34      27,872,696           6.89   1.20% to 2.95%   10.64% to 12.6%
        2011                            14,828,942  1.10 to 1.18      17,598,056           7.38   1.20% to 2.95%    0.71% to 2.48%
        2010                            12,022,272  1.00 to 1.16      13,923,147           8.59   1.20% to 2.95%   10.37% to 12.32%
        2009                            10,101,068  0.93 to 1.03      10,415,296          11.25   1.20% to 2.95%   39.29% to 41.75%

     Fidelity VIP Mid Cap SC2:
        2013                            12,574,426  2.45 to 4.23      44,258,430           0.27%  0.15% to 2.50%   31.92% to 35.67%
        2012                            13,515,841  1.85 to 3.12      35,464,418           0.38   0.15% to 2.50%   11.22% to 14.39%
        2011                            15,224,369  1.66 to 2.72      35,354,507           0.02   0.15% to 2.50%  -13.44% to -10.99%
        2010                            17,746,574  1.02 to 3.06      46,844,861           0.29   0.15% to 2.50%   24.84% to 28.38%
        2009                            19,820,447  0.82 to 2.38      41,221,565           0.45   0.15% to 2.75%   35.69% to 39.54%

     Franklin VIP Dev Mkts Sec Cl 2:
        2013                            11,407,559  1.56 to 3.09      28,915,223           1.94%  0.15% to 2.50%   -3.80% to -1.07%
        2012                            11,810,871  1.59 to 3.15      29,864,458           1.38   0.15% to 2.50%    9.86% to 12.99%
        2011                            12,761,609  1.42 to 2.82      28,506,260           0.97   0.15% to 2.50%  -18.30% to -15.98%
        2010                            13,676,523  1.00 to 3.39      36,261,321           1.62   0.15% to 2.50%   14.17% to 17.41%
        2009                            15,439,856  0.88 to 2.92      34,996,159           4.38   0.15% to 2.50%   67.58% to 72.33%

     Franklin VIP Lg Cap Gro Cl 2:
        2013                             1,804,308  1.43 to 1.83       3,239,533           1.06%  1.20% to 2.45%   24.90% to 27.10%
        2012                             1,971,916  1.14 to 1.44       2,787,654           0.83   1.20% to 2.45%    9.10% to 11.03%
        2011                             2,099,351  1.02 to 1.30       2,678,613           0.67   1.20% to 2.65%   -4.36% to -2.68%
        2010                             2,268,308  0.85 to 1.33       2,966,664           0.84   1.20% to 2.50%    8.35% to 10.26%
        2009                             2,534,456  0.78 to 1.21       3,004,230           1.36   1.20% to 2.50%   25.96% to 28.18%

     Franklin VIP Mut Sh Sec Cl 2:
        2013                             4,885,422  1.63 to 2.10      10,088,874           2.04%  1.20% to 2.50%   24.54% to 26.73%
        2012                             5,877,310  1.31 to 1.66       9,582,151           2.02   1.20% to 2.50%   10.92% to 12.88%
        2011                             6,596,724  1.17 to 1.47       9,512,494           2.33   1.20% to 2.50%   -3.91% to -2.22%
        2010                             7,331,439  0.81 to 1.50      10,761,338           1.58   1.20% to 2.50%    7.96% to 9.87%
        2009                             7,510,222  0.75 to 1.37       9,978,050           1.91   1.20% to 2.75%   22.38% to 24.54%

     Franklin VIP Sm Cap Val Cl 2:
        2013                            15,084,012  1.31 to 1.46      22,007,745           1.26%  1.20% to 2.95%   32.28% to 34.62%
        2012                            11,539,632  0.98 to 1.08      12,507,048           0.78   1.20% to 2.95%   14.93% to 16.96%
        2011                             9,360,023  0.86 to 0.93       8,672,378           0.69   1.20% to 2.95%   -6.55% to -4.91%
        2010                             8,172,080  0.84 to 0.97       7,962,998           0.73   1.20% to 2.50%   23.92% to 26.70%
        2009                             6,489,098  0.70 to 0.77       4,990,734           1.65   1.20% to 2.50%   25.40% to 27.61%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                   AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                                    EXPENSE RATIO      TOTAL RETURN
                                          UNITS     VALUE LOWEST                   INVESTMENT       LOWEST TO          LOWEST TO
                                       OUTSTANDING   TO HIGHEST     NET ASSETS    INCOME RATIO*     HIGHEST**         HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
     Franklin VIP Sm-Md Cp Gr Cl 2:
        2013                             7,645,242  1.21 to 2.47  $   12,502,680           0.00%  0.15% to 2.45%   34.14% to 37.95%
        2012                             8,010,965  0.89 to 1.81       9,473,157           0.00   0.15% to 2.45%    7.62% to 10.69%
        2011                             8,714,354  0.81 to 1.65       9,173,996           0.00   0.15% to 2.50%   -7.59% to -4.97%
        2010                            10,173,115  0.86 to 1.76      11,377,504           0.00   0.15% to 2.95%   24.50% to 27.43%
        2009                            11,687,234  0.69 to 1.40      10,276,216           0.00   0.15% to 2.95%   39.40% to 43.36%

     Goldman Sachs VI Gbl Mk Nav SS:
        2013 (b)                        20,677,503      1.04          21,528,667           0.10%  1.20% to 2.00%    2.91% to 4.12%

     Goldman Sachs VI HQ Flt Rt SS:
        2013                            33,133,371  1.03 to 1.08      35,805,714           0.46%  1.20% to 2.45%   -2.52% to -0.80%
        2012                            18,118,644  1.05 to 1.09      19,737,352           0.75   1.20% to 2.45%   -0.22% to 1.54%
        2011                             9,572,609  1.05 to 1.07      10,268,464           0.92   1.20% to 2.45%    3.26% to 5.08%
        2010 (e)                         4,254,667  0.99 to 1.02       4,343,551           1.16   1.20% to 2.45%    0.86% to 2.08%

     Ibbotson Aggressive Grwth ETF2:
        2013                             5,478,172  0.96 to 1.04       5,699,302           1.24%  1.20% to 2.50%   14.69% to 16.71%
        2012                             4,146,453  0.83 to 0.89       3,696,090           1.21   1.20% to 2.50%    10.86% to 12.82%
        2011                             4,131,287  0.75 to 0.79       3,263,545           1.09   1.20% to 2.50%   -7.80% to -6.18%
        2010                             3,077,827  0.73 to 0.84       2,591,343           0.33   1.20% to 2.50%   11.86% to 13.84%
        2009                             2,216,149  0.66 to 0.73       1,639,509           0.00   1.20% to 2.35%   22.66% to 25.77%

     Ibbotson Balanced ETF2:
        2013                            63,362,982  1.04 to 1.13      71,384,566           1.46%  1.20% to 2.50%    8.61% to 10.53%
        2012                            57,280,186  0.95 to 1.02      58,383,436           1.53   1.20% to 2.50%    7.58% to 9.48%
        2011                            52,674,257  0.88 to 0.93      49,032,198           1.00   1.20% to 2.50%   -3.76% to -2.07%
        2010                            50,620,974  0.82 to 0.95      48,119,407           0.76   1.20% to 2.50%    8.39% to 10.30%
        2009                            39,165,109  0.77 to 0.86      33,754,077           0.00   1.20% to 2.50%   15.18% to 18.09%

     Ibbotson Conservative ETF2:
        2013                            15,393,100  1.05 to 1.13      17,439,339           1.23%  1.20% to 2.45%   -0.42% to 1.34%
        2012                            16,873,386  1.04 to 1.12      18,863,156           1.49   1.20% to 2.50%    2.13% to 3.94%
        2011                            14,234,154  1.02 to 1.08      15,306,469           1.50   1.20% to 2.50%    0.15% to 1.91%
        2010                            10,120,630  0.91 to 1.06      10,678,149           1.36   1.20% to 2.50%    3.29% to 5.11%
        2009                             7,167,271  0.90 to 1.00       7,193,958           0.00   1.20% to 2.50%    4.42% to 6.97%

     Ibbotson Growth ETF2:
        2013                            24,336,913  0.99 to 1.09      26,476,167           1.15%  1.20% to 2.70%   13.16% to 15.16%
        2012                            26,285,441  0.87 to 0.94      24,831,473           1.23   1.20% to 2.70%    9.62% to 11.56%
        2011                            28,007,306  0.79 to 0.85      23,713,461           1.07   1.20% to 2.70%   -6.48% to -4.83%
        2010                            31,785,016  0.77 to 0.89      28,279,306           0.69   1.20% to 2.70%   10.56% to 12.51%
        2009                            31,643,097  0.71 to 0.79      25,023,012           0.00   1.20% to 2.70%   20.20% to 23.16%

     Ibbotson Income & Growth ETF2:
        2013                            33,387,938  1.03 to 1.13      37,660,593           1.44%  1.20% to 2.70%    4.22% to 6.06%
        2012                            32,663,934  0.98 to 1.06      34,740,164           1.65   1.20% to 2.70%    4.72% to 6.57%
        2011                            29,626,361  0.94 to 1.00      29,562,764           0.97   1.20% to 2.70%   -1.85% to -0.12%
        2010                            23,640,738  0.86 to 1.00      23,619,392           0.58   1.20% to 2.70%    5.72% to 7.58%
        2009                            16,421,587  0.83 to 0.92      15,250,083           0.00   1.20% to 2.70%    9.21% to 11.94%

     Invesco VI Amer Franch Sr II:
        2013                             2,795,952  1.36 to 2.18       5,934,895           0.24%  1.20% to 2.45%   35.73% to 38.13%
        2012                             3,348,674  0.99 to 1.58       5,161,697           0.00   1.20% to 2.45%   10.09% to 12.04%
        2011                               589,433  1.32 to 1.41         829,486           0.00   1.20% to 1.85%   -9.11% to -7.5%
        2010                               267,098  0.97 to 1.52         406,233           0.00   1.20% to 2.00%   16.09% to 18.14%
        2009                               251,569  0.85 to 1.29         323,847           0.00   1.20% to 2.25%   60.83% to 63.67%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                   AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                                    EXPENSE RATIO      TOTAL RETURN
                                          UNITS     VALUE LOWEST                   INVESTMENT       LOWEST TO          LOWEST TO
                                       OUTSTANDING   TO HIGHEST     NET ASSETS    INCOME RATIO*     HIGHEST**         HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
     Invesco VI Amer Value Sr II:
        2013                             3,153,968  1.27 to 1.39  $    4,381,262           0.65%  1.20% to 2.70%   30.05% to 32.34%
        2012                               863,715  0.98 to 1.05         906,648           0.71   1.20% to 2.45%   13.65% to 15.66%
        2011                               370,363  0.87 to 0.91         336,094           0.67   1.20% to 2.15%   -2.10% to -0.38%
        2010                               222,362  0.79 to 0.91         202,556           0.68   1.20% to 2.15%   18.64% to 20.73%
        2009                                67,779      0.75              51,135           0.98   1.20% to 2.15%   35.11% to 37.5%

     Invesco VI Comstock Sr II:
        2013                            16,599,622  1.75 to 2.27      37,687,180           1.59%  1.20% to 2.45%   31.71% to 34.04%
        2012                            10,991,471  1.33 to 1.69      18,618,264           1.64   1.20% to 2.45%   15.46% to 17.50%
        2011                             7,583,431  1.14 to 1.44      10,932,262           1.19   1.20% to 2.45%   -4.95% to -3.27%
        2010                             5,208,609  0.83 to 1.49       7,762,933           0.11   1.20% to 2.45%   12.34% to 14.32%
        2009                             3,601,987      1.30           4,696,181           4.33   1.20% to 2.40%   24.67% to 26.87%

     Invesco VI Core Equity Sr II:
        2013                               519,036  1.62 to 2.04       1,018,428           1.32%  1.20% to 2.20%   25.19% to 27.40%
        2012                               777,888  1.27 to 1.60       1,212,469           0.90   1.20% to 2.20%   10.30% to 12.26%
        2011                               734,002  1.13 to 1.43       1,016,052           0.75   1.20% to 2.15%   -3.19% to -1.48%
        2010                               880,424  0.90 to 1.45       1,240,874           0.88   1.20% to 2.15%    6.07% to 7.95%
        2009                               431,118  0.85 to 1.34         535,283           1.70   1.20% to 2.15%   24.26% to 26.46%

     Invesco VI Equity & Inc Sr II:
        2013                             1,495,474  1.28 to 1.54       2,266,429           1.55%  1.20% to 2.25%   21.26% to 23.40%
        2012                             1,240,756  1.05 to 1.25       1,519,551           1.85   1.20% to 2.25%    9.11% to 11.04%
        2011                             1,182,318  0.95 to 1.12       1,300,445           2.09   1.20% to 2.25%   -4.72% to -3.04%
        2010                             1,106,920  0.77 to 1.16       1,250,111           1.70   1.20% to 2.20%    4.64% to 6.49%
        2009                             1,226,941  0.75 to 1.09       1,296,909           4.93   1.20% to 2.20%   29.66% to 31.95%

     Invesco VI Growth & Inc Sr II:
        2013                             1,779,511  1.77 to 2.26       4,023,181           1.34%  1.20% to 2.50%   29.88% to 32.17%
        2012                             1,713,903  1.36 to 1.71       2,931,635           1.27   1.20% to 2.50%   11.02% to 12.98%
        2011                             1,979,462  1.22 to 1.51       2,996,894           1.04   1.20% to 2.50%   -5.10% to -3.43%
        2010                             2,239,525  0.86 to 1.57       3,510,924           0.10   1.20% to 2.50%    8.93% to 10.85%
        2009                             2,357,482  0.79 to 1.41       3,334,033           3.62   1.20% to 2.50%   20.50% to 22.63%

     Invesco VI Sm Cap Eqty Sr II:
        2013                            16,800,802  1.28 to 1.41      23,652,925           0.00%  1.20% to 2.70%   33.11% to 35.45%
        2012                            13,457,293  0.95 to 1.04      13,987,224           0.00   1.20% to 2.95%   10.33% to 12.29%
        2011                            11,301,937  0.86 to 0.93      10,460,211           0.00   1.20% to 2.95%   -3.86% to -2.17%
        2010                             9,905,379  0.82 to 0.95       9,371,107           0.00   1.20% to 2.95%   24.49% to 26.69%
        2009                             8,208,727  0.67 to 0.75       6,130,150           0.17   1.20% to 2.95%   17.38% to 19.45%

     Ivy VIP Asset Strategy:
        2013                            78,191,693  1.11 to 3.19     244,199,910           1.28%  1.20% to 2.70%   21.50% to 23.64%
        2012                            75,753,723  2.26 to 2.58     191,537,131           1.12   1.20% to 2.50%   15.70% to 17.75%
        2011                            71,302,311  1.94 to 2.19     153,224,498           1.03   1.20% to 2.50%   -9.90% to -8.31%
        2010                            68,760,673  1.11 to 2.39     161,372,601           1.07   1.20% to 2.50%    7.17% to 7.38%
        2009                            60,544,827  1.05 to 2.22     132,577,110           0.36   1.20% to 2.75%   22.14% to 23.55%

     Ivy VIP Balanced:
        2013                            36,894,554  1.09 to 7.64     129,179,988           1.44%  0.15% to 2.50%   20.10% to 23.51%
        2012                            34,424,607  1.37 to 6.18     105,071,224           1.47   0.15% to 2.45%    8.49% to 11.58%
        2011                            31,908,618  1.24 to 5.54      96,745,811           2.20   0.15% to 2.35%    0.32% to 3.16%
        2010                            33,185,430  0.88 to 4.35      98,268,225           2.05   0.15% to 2.40%    9.93% to 13.06%
        2009                            35,895,654  0.94 to 4.06     104,444,512           0.10   0.15% to 2.40%  -23.30% to -21.12%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                   AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                                    EXPENSE RATIO      TOTAL RETURN
                                          UNITS     VALUE LOWEST                   INVESTMENT       LOWEST TO          LOWEST TO
                                       OUTSTANDING   TO HIGHEST     NET ASSETS    INCOME RATIO*     HIGHEST**         HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
     Ivy VIP Bond:
        2013                           104,942,376  1.01 to 1.30  $  136,792,290           3.30%  1.25% to 2.35%   -4.36% to -3.31%
        2012                            81,501,982  1.23 to 1.35     109,872,989           3.12   1.25% to 2.35%    3.32% to 4.46%
        2011                            66,179,900  1.19 to 1.29      85,407,411           2.72   1.25% to 2.35%    4.82% to 5.98%
        2010                            60,470,600  0.90 to 1.22      73,637,615           2.84   1.25% to 2.35%    3.58% to 4.72%
        2009                            31,415,109  0.90 to 1.16      36,529,292           3.67   1.25% to 2.35%    4.68% to 5.83%

     Ivy VIP Core Equity:
        2013                            41,539,662  1.12 to 2.42      94,277,730           0.49%  0.15% to 2.70%   29.63% to 33.31%
        2012                            28,187,947  1.22 to 1.83      47,527,696           0.56   0.15% to 2.35%   15.15% to 18.42%
        2011                            21,776,227  1.04 to 1.56      31,059,322           0.36   0.15% to 2.35%   -1.29% to 1.51%
        2010                            17,995,872  1.04 to 1.56      25,242,825           0.95   0.15% to 2.35%   18.09% to 20.71%
        2009                            15,885,020  0.80 to 1.21      18,403,823           1.00   0.15% to 2.35%   22.30% to 23.84%

     Ivy VIP Dividend Opp:
        2013                            14,869,053  1.12 to 1.83      27,188,761           1.55%  1.25% to 2.35%   26.60% to 28.00%
        2012                            14,459,825  1.30 to 1.43      20,656,026           1.07   1.25% to 2.35%   10.54% to 11.77%
        2011                            14,078,589  1.17 to 1.28      17,993,911           1.02   1.25% to 2.35%   -6.90% to -5.87%
        2010                            13,708,669  1.01 to 1.36      18,614,045           1.08   1.25% to 2.35%   13.67% to 14.93%
        2009                            11,609,153  0.92 to 1.18      13,715,949           1.00   1.25% to 2.35%   15.15% to 16.42%

     Ivy VIP Energy:
        2013                             6,109,963  1.05 to 1.39       8,504,437           0.00%  1.25% to 2.35%   24.80% to 26.18%
        2012                             6,115,495  1.02 to 1.10       6,746,220           0.00   1.25% to 2.35%   -0.99% to 0.10%
        2011                             6,447,556  1.04 to 1.10       7,103,920           0.00   1.25% to 2.35%  -11.19% to -10.21%
        2010                             6,718,777  0.99 to 1.23       8,245,039           0.30   1.25% to 2.35%   19.13% to 20.45%
        2009                             7,518,486  0.86 to 1.02       7,660,413           0.00   1.25% to 2.35%   37.22% to 38.73%

     Ivy VIP Glbl Natural Res:
        2013                            28,606,857  0.67 to 1.38      39,420,130           0.00%  1.20% to 2.70%    4.67% to 6.52%
        2012                            29,850,329  0.63 to 1.30      38,629,692           0.00   1.20% to 2.70%   -1.08% to 0.67%
        2011                            28,493,218  0.64 to 1.29      36,641,162           0.00   1.20% to 2.70%  -23.73% to -22.38%
        2010                            27,875,300  1.28 to 1.66      46,195,229           0.00   1.20% to 2.35%   14.35% to 15.67%
        2009                            27,715,035  0.73 to 1.44      39,719,509           0.00   1.20% to 2.75%   69.61% to 71.57%

     Ivy VIP Global Bond:
        2013                             6,933,787  1.02 to 1.04       7,223,250           0.00%  1.25% to 2.10%   -0.62% to 0.48%
        2012                             5,024,224  1.02 to 1.04       5,208,913           3.78   1.25% to 2.10%    3.92% to 5.07%
        2011 (d)                         2,183,726  0.98 to 0.99       2,154,524           3.00   1.25% to 2.10%   -2.07% to -1.34%

     Ivy VIP Growth:
        2013                            86,466,716  1.15 to 6.65     213,651,585           0.43%  0.15% to 2.70%   32.49% to 36.25%
        2012                            93,529,444  0.85 to 4.93     171,638,603           0.06   0.15% to 2.95%    9.46% to 12.57%
        2011                            94,605,992  0.77 to 4.43     158,364,311           4.02   0.15% to 2.95%   -0.84% to 1.97%
        2010                           101,181,117  0.76 to 4.39     169,966,718           0.62   0.15% to 2.95%    9.97% to 12.41%
        2009                           102,589,393  0.69 to 3.95     158,767,856           0.38   0.15% to 2.95%   23.38% to 26.88%

     Ivy VIP High Income:
        2013                            29,855,621  1.02 to 2.04      53,904,115           4.48%  1.20% to 2.95%    7.29% to 9.18%
        2012                            23,189,936  1.70 to 1.87      43,430,987           6.39   1.25% to 2.35%   15.88% to 17.16%
        2011                            24,034,242  1.47 to 1.60      38,417,989           7.24   1.25% to 2.35%    2.82% to 3.96%
        2010                            26,384,450  1.14 to 1.54      40,569,864           7.75   1.25% to 2.35%   12.19% to 13.43%
        2009                            26,341,150  1.05 to 1.36      35,706,905           8.80   1.25% to 2.35%   43.02% to 44.6%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                   AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                                    EXPENSE RATIO      TOTAL RETURN
                                          UNITS     VALUE LOWEST                   INVESTMENT       LOWEST TO          LOWEST TO
                                       OUTSTANDING   TO HIGHEST     NET ASSETS    INCOME RATIO*     HIGHEST**         HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
     Ivy VIP Intl Core Equity:
        2013                            75,575,716  0.97 to 5.83  $  198,584,479           1.65%  0.15% to 2.95%   21.28% to 24.72%
        2012                            80,872,427  0.80 to 4.67     173,054,725           2.30   0.15% to 2.95%   10.03% to 13.16%
        2011                            79,871,271  0.73 to 4.13     154,972,837           1.55   0.15% to 2.95%  -16.39% to -14.01%
        2010                            80,708,859  0.87 to 4.80     187,763,575           1.37   0.15% to 2.95%   12.51% to 13.92%
        2009                            83,831,899  1.00 to 3.53     175,751,468           3.64   0.15% to 2.95%   35.06% to 36.76%

     Ivy VIP Intl Growth:
        2013                            35,159,144  1.04 to 2.14      70,734,187           0.86%  1.20% to 2.70%   15.76% to 17.80%
        2012                            28,439,829  0.90 to 1.82      47,979,312           1.89   1.20% to 2.70%   14.61% to 16.64%
        2011                            23,788,302  0.78 to 1.56      34,029,156           0.41   1.20% to 2.70%  -10.01% to -8.42%
        2010                            19,787,904  0.86 to 1.70      30,611,721           0.91   1.20% to 2.70%   11.45% to 13.42%
        2009                            15,524,625  0.79 to 1.50      20,994,285           1.57   1.20% to 2.65%   23.94% to 25.38%

     Ivy VIP Limited-Term Bond:
        2013                            29,301,920  0.99 to 1.02      29,758,599           0.00%  1.25% to 2.35%   -2.84% to -1.77%
        2012                            12,787,214  1.02 to 1.03      13,221,134           4.27   1.25% to 2.10%    0.96% to 2.07%
        2011 (d)                         4,572,538      1.01           4,631,428           2.70   1.25% to 2.10%    0.54% to 1.28%

     Ivy VIP Micro Cap Growth:
        2013                            12,081,016  1.17 to 3.79      33,572,563           0.00%  0.15% to 2.45%   52.72% to 57.05%
        2012                            11,690,982  1.43 to 2.41      20,455,674           0.00   0.15% to 2.45%    8.58% to 11.67%
        2011                            11,475,577  1.31 to 2.16      18,327,832           0.00   0.15% to 2.45%   -9.71% to -7.15%
        2010                            11,630,747  0.96 to 2.33      20,514,465           0.00   0.15% to 2.45%   37.59% to 40.64%
        2009                            10,358,930  0.86 to 1.58      13,119,313           0.00   0.15% to 2.45%   38.01% to 41.08%

     Ivy VIP Mid Cap Growth:
        2013                            25,625,540  1.09 to 2.41      61,674,250           0.00%  1.20% to 2.70%   26.16% to 28.39%
        2012                            16,758,602  1.70 to 1.88      31,405,038           0.00   1.20% to 2.50%   10.25% to 12.20%
        2011                            11,743,579  1.55 to 1.67      19,611,643           0.01   1.20% to 2.35%   -3.44% to -1.74%
        2010                             9,990,526  1.17 to 1.70      16,985,625           0.04   1.20% to 2.35%   28.50% to 29.99%
        2009                            10,231,443  0.92 to 1.31      13,387,186           0.00   1.20% to 2.25%   43.26% to 44.91%

     Ivy VIP Money Market:
        2013                            13,444,125  0.95 to 1.03      13,852,053           0.02%  1.25% to 2.10%   -2.30% to -1.22%
        2012                            11,851,618  0.97 to 1.04      12,361,898           0.02   1.25% to 2.10%   -2.31% to -1.23%
        2011                            11,474,152  0.99 to 1.06      12,115,872           0.02   1.25% to 2.10%   -2.30% to -1.23%
        2010                             9,820,525  0.79 to 1.07      10,497,804           0.07   1.25% to 2.10%   -2.25% to -1.16%
        2009                             9,728,906  0.84 to 1.08      10,522,716           1.04   1.25% to 2.10%   -1.33% to -0.24%

     Ivy VIP Pathfinder Aggressive:
        2013                            11,324,682  1.11 to 1.33      15,083,577           6.82%  1.25% to 2.10%   24.18% to 25.56%
        2012                             8,710,996  1.02 to 1.06       9,241,185           0.88   1.25% to 2.10%    9.56% to 10.78%
        2011                             8,401,205  0.93 to 0.96       8,044,198           1.18   1.25% to 2.10%   -6.38% to -5.34%
        2010                             8,413,753  0.90 to 1.01       8,511,526           1.06   1.25% to 1.90%   12.85% to 14.10%
        2009                             5,104,375  0.82 to 0.89       4,525,820           0.31   1.25% to 1.90%   20.45% to 21.78%

     Ivy VIP Pathfinder Conserv:
        2013                            31,137,476  1.16 to 1.23      38,441,011           5.76%  1.25% to 2.35%   12.09% to 13.32%
        2012                            32,510,842  1.03 to 1.09      35,416,934           0.94   1.25% to 2.35%    4.45% to 5.61%
        2011                            29,399,669  1.00 to 1.03      30,322,228           1.30   1.25% to 2.10%   -1.59% to -0.5%
        2010                            25,934,863  0.92 to 1.04      26,885,261           0.91   1.25% to 2.10%    6.84% to 8.02%
        2009                            18,729,559  0.89 to 0.96      17,974,424           0.07   1.25% to 2.10%   10.33% to 11.55%

     Ivy VIP Pathfinder Mod Agg MVF:
        2013 (a)                         4,483,033      1.05           4,718,009           0.00%  1.20% to 1.85%    4.81% to 5.25%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                   AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                                    EXPENSE RATIO      TOTAL RETURN
                                          UNITS     VALUE LOWEST                   INVESTMENT       LOWEST TO          LOWEST TO
                                       OUTSTANDING   TO HIGHEST     NET ASSETS    INCOME RATIO*     HIGHEST**         HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
     Ivy VIP Pathfinder Mod Aggr:
        2013                           199,993,740  1.23 to 1.31  $  262,668,042           5.45%  1.25% to 2.35%   20.94% to 22.28%
        2012                           188,978,835  1.02 to 1.07     202,976,405           0.76   1.25% to 2.35%    8.22% to 9.42%
        2011                           157,784,952  0.94 to 0.98     154,854,114           0.81   1.25% to 2.35%   -5.27% to -4.22%
        2010                           133,261,386  0.91 to 1.02     136,560,113           0.77   1.25% to 2.35%   11.81% to 13.04%
        2009                           110,871,827  0.84 to 0.91     100,508,280           0.29   1.25% to 1.90%   17.90% to 19.20%

     Ivy VIP Pathfinder Mod Con MVF:
        2013 (a)                         1,511,308      1.04           1,569,503           0.00%  1.20% to 1.85%    3.42% to 3.86%

     Ivy VIP Pathfinder Mod Cons:
        2013                            66,516,350  1.19 to 1.27      84,376,051           4.97%  1.25% to 2.35%   14.98% to 16.25%
        2012                            56,885,400  1.04 to 1.09      62,073,747           0.91   1.25% to 2.35%    5.88% to 7.05%
        2011                            48,794,221  1.00 to 1.02      49,730,877           1.09   1.25% to 1.90%   -2.32% to -1.24%
        2010                            42,059,307  0.92 to 1.03      43,409,545           0.88   1.25% to 1.90%    8.40% to 9.59%
        2009                            31,240,117  0.87 to 0.94      29,420,895           0.12   1.25% to 1.90%   12.45% to 13.69%

     Ivy VIP Pathfinder Mod MVF:
        2013 (a)                        12,202,626      1.05          12,777,268           0.00%  1.20% to 1.85%    4.28% to 4.72%

     Ivy VIP Pathfinder Moderate:
        2013                           179,607,449  1.09 to 1.29     232,016,381           4.78%  1.25% to 2.35%   18.03% to 19.34%
        2012                           172,188,520  1.03 to 1.08     186,390,832           0.94   1.25% to 2.35%    6.97% to 8.16%
        2011                           142,546,422  0.96 to 1.00     142,647,642           1.06   1.25% to 2.35%   -3.75% to -2.68%
        2010                           127,486,896  0.91 to 1.03     131,104,397           0.62   1.25% to 2.35%   10.02% to 11.23%
        2009                            96,308,869  0.86 to 0.92      89,041,069           0.18   1.25% to 2.35%   15.21% to 16.49%

     Ivy VIP Real Estate Sec:
        2013                             7,305,391  1.04 to 1.81      13,215,918           1.11%  1.25% to 2.35%   -1.22% to -0.13%
        2012                             7,467,113  1.65 to 1.81      13,525,470           0.73   1.25% to 2.35%   14.98% to 16.25%
        2011                             8,017,939  1.43 to 1.56      12,492,706           0.77   1.25% to 2.35%    2.58% to 3.71%
        2010                             8,466,671  1.12 to 1.50      12,720,196           1.83   1.25% to 2.35%   25.53% to 26.91%
        2009                             8,911,189  0.92 to 1.18      10,548,794           3.05   1.25% to 2.35%   20.75% to 22.08%

     Ivy VIP Science & Tech:
        2013                            23,249,425  1.19 to 3.60      78,961,071           0.00%  1.20% to 2.95%   51.84% to 54.52%
        2012                            21,813,387  1.22 to 2.33      47,728,649           0.00   1.20% to 2.70%   24.11% to 26.30%
        2011                            21,675,426  0.98 to 1.85      37,530,970           0.00   1.20% to 2.70%   -8.50% to -6.89%
        2010                            21,345,781  1.06 to 1.98      39,710,933           0.00   1.20% to 2.70%   10.14% to 11.41%
        2009                            20,646,570  0.97 to 1.77      34,550,914           0.36   1.20% to 2.70%   39.66% to 42.13%

     Ivy VIP Small Cap Growth:
        2013                            33,183,894  1.12 to 4.42      77,759,128           0.00%  0.15% to 2.70%   39.20% to 43.14%
        2012                            33,350,240  0.91 to 3.09      55,911,570           0.00   0.15% to 2.70%    2.10% to 5.01%
        2011                            32,636,535  1.20 to 2.94      54,068,639           0.00   0.15% to 2.50%  -13.20% to -10.74%
        2010                            33,197,076  1.01 to 3.29      63,551,777           0.00   0.15% to 2.50%   25.86% to 28.66%
        2009                            34,388,501  0.81 to 2.18      52,738,867           0.43   0.15% to 2.50%   30.81% to 34.52%

     Ivy VIP Small Cap Value:
        2013                            28,772,551  1.13 to 3.53      69,610,037           0.85%  0.15% to 2.70%   29.65% to 33.33%
        2012                            31,577,378  1.08 to 2.65      57,793,996           0.44   0.15% to 2.70%   15.18% to 18.46%
        2011                            35,246,034  0.94 to 2.24      55,427,264           0.48   0.15% to 2.70%  -15.32% to -12.92%
        2010                            36,608,933  1.04 to 2.57      67,867,012           0.07   0.15% to 2.70%   23.48% to 26.22%
        2009                            40,042,460  0.91 to 1.81      60,056,321           0.00   0.15% to 2.70%   26.15% to 28.95%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                   AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                                    EXPENSE RATIO      TOTAL RETURN
                                          UNITS     VALUE LOWEST                   INVESTMENT       LOWEST TO          LOWEST TO
                                       OUTSTANDING   TO HIGHEST     NET ASSETS    INCOME RATIO*     HIGHEST**         HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
     Ivy VIP Value:
        2013                            47,324,536  1.12 to 4.43  $  100,335,907           0.75%  0.15% to 2.45%   31.40% to 35.13%
        2012                            44,446,618  1.25 to 3.28      70,629,414           1.31   0.15% to 2.45%   15.42% to 18.70%
        2011                            49,224,011  1.06 to 2.76      66,603,573           0.74   0.15% to 2.35%  -10.01% to -7.46%
        2010                            50,156,311  0.90 to 2.98      75,268,894           0.89   0.15% to 2.35%   15.95% to 18.53%
        2009                            52,735,801  0.78 to 2.12      68,217,574           2.11   0.15% to 2.40%   24.88% to 26.45%

     Janus Aspen Balanced SS:
        2013                             8,307,837  1.80 to 2.19      18,122,843           1.36%  1.20% to 2.50%   16.32% to 18.37%
        2012                             8,271,257  1.54 to 1.85      15,241,017           2.58   1.20% to 2.50%   10.07% to 12.02%
        2011                             8,261,325  1.39 to 1.65      13,581,346           2.20   1.20% to 2.50%   -1.58% to .15%
        2010                             8,252,990  1.07 to 1.65      13,518,058           2.61   1.20% to 2.50%    4.98% to 6.83%
        2009                             7,270,901  1.02 to 1.54      11,107,482           2.73   1.20% to 2.50%   21.93% to 24.08%

     Janus Aspen Forty SS:
        2013                            18,886,986  1.37 to 2.61      37,829,729           0.58%  0.15% to 2.50%   27.08% to 30.69%
        2012                            19,100,462  1.06 to 2.02      28,002,189           0.57   0.15% to 2.50%   20.25% to 23.67%
        2011                            21,614,979  0.87 to 1.65      25,774,793           0.25   0.15% to 2.50%   -9.64% to -7.08%
        2010                            24,729,258  0.93 to 1.79      32,099,720           0.22   0.15% to 2.50%    3.39% to 6.32%
        2009                            26,651,654  0.90 to 1.70      31,787,528           0.01   0.15% to 2.50%   41.77% to 45.80%

     Janus Aspen Overseas SS:
        2013                            26,305,311  0.89 to 3.21      68,802,825           3.09%  0.15% to 2.70%   10.96% to 14.11%
        2012                            29,896,862  0.79 to 2.85      68,138,723           0.62   0.15% to 2.95%    9.88% to 13.01%
        2011                            31,549,934  0.72 to 2.53      62,638,589           0.38   0.15% to 2.95%  -34.30% to -32.44%
        2010                            33,766,643  1.10 to 3.78      96,607,035           0.54   0.15% to 2.95%   21.39% to 24.83%
        2009                            37,817,405  0.90 to 3.06      86,722,726           0.41   0.15% to 2.95%   73.87% to 78.80%

     Janus Aspen Perk Mid Cp Val SS:
        2013                            17,688,212  1.20 to 1.32      23,300,705           1.18%  1.20% to 2.70%   22.16% to 24.31%
        2012                            12,003,773  0.97 to 1.06      12,720,933           0.92   1.20% to 2.95%    7.55% to 9.46%
        2011                             8,530,875  0.90 to 0.97       8,258,913           0.62   1.20% to 2.95%   -5.80% to -4.14%
        2010                             6,908,947  0.87 to 1.01       6,978,182           0.59   1.20% to 2.95%   12.02% to 13.99%
        2009                             4,695,146  0.80 to 0.89       4,160,561           0.39   1.20% to 2.95%   29.05% to 31.33%

     MFS VIT Inv Growth Ser SS:
        2013                            22,867,042  1.30 to 2.07      47,155,487           0.43%  1.20% to 2.95%   26.27% to 28.50%
        2012                            22,007,866  1.03 to 1.61      35,290,452           0.23   1.20% to 2.95%   13.28% to 15.29%
        2011                            19,172,167  0.91 to 1.40      26,655,862           0.27   1.20% to 2.95%   -2.54% to -0.83%
        2010                            18,014,982  0.92 to 1.41      25,236,497           0.27   1.20% to 2.95%    8.89% to 10.81%
        2009                            15,441,205  0.86 to 1.27      19,483,437           0.42   1.20% to 2.95%   35.05% to 37.44%

     MFS VIT Mid Cap Growth Ser SS:
        2013                               549,856  1.42 to 1.99       1,041,853           0.00%  1.20% to 2.45%   33.23% to 35.58%
        2012                               611,502  1.06 to 1.47         851,441           0.00   1.20% to 2.45%   13.03% to 15.03%
        2011                               575,827  0.93 to 1.28         687,831           0.00   1.20% to 2.20%   -8.89% to -7.28%
        2010                               608,438  0.81 to 1.38         780,036           0.00   1.20% to 2.20%   25.45% to 27.66%
        2009                               591,349  0.66 to 1.08         583,849           0.00   1.20% to 2.15%   37.14% to 39.56%

     MFS VIT New Discovery Ser SS:
        2013                             4,085,597  2.09 to 3.01      11,654,695           0.00%  1.20% to 2.50%   37.12% to 39.53%
        2012                             4,155,106  1.52 to 2.16       8,443,210           0.00   1.20% to 2.50%   17.37% to 19.45%
        2011                             4,507,820  1.29 to 1.81       7,667,971           0.00   1.20% to 2.50%  -13.09% to -11.56%
        2010                             4,946,291  1.19 to 2.04       9,502,931           0.00   1.20% to 2.65%   31.99% to 34.32%
        2009                             5,870,471  0.90 to 1.52       8,419,215           0.00   1.20% to 2.65%   58.19% to 60.98%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                   AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                                    EXPENSE RATIO      TOTAL RETURN
                                          UNITS     VALUE LOWEST                   INVESTMENT       LOWEST TO          LOWEST TO
                                       OUTSTANDING   TO HIGHEST     NET ASSETS    INCOME RATIO*     HIGHEST**         HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
     MFS VIT Value Ser SS:
        2013                            38,069,616  1.23 to 2.40  $   91,139,955           1.00%  1.20% to 2.95%   31.66% to 33.98%
        2012                            39,926,853  0.94 to 1.79      71,304,247           1.43   1.20% to 2.95%   12.51% to 14.50%
        2011                            38,623,485  0.83 to 1.57      60,200,935           1.27   1.20% to 2.95%   -3.35% to -1.65%
        2010                            38,521,743  0.86 to 1.59      60,992,462           1.28   1.20% to 2.95%    7.99% to 9.89%
        2009                            34,639,045  0.80 to 1.45      49,776,316           1.15   1.20% to 2.95%   18.89% to 20.99%

     MorgStanley UIF Emg Mk Eq Cl 2:
        2013                            24,207,956  0.70 to 0.76      18,500,069           1.10%  1.20% to 2.70%   -3.97% to -2.28%
        2012                            12,451,514  0.72 to 0.78       9,738,154           0.00   1.20% to 2.70%   16.34% to 18.40%
        2011                             9,348,723  0.62 to 0.66       6,174,717           0.37   1.20% to 2.70%  -20.61% to -19.21%
        2010                             6,972,718  0.71 to 0.82       5,700,989           0.56   1.20% to 2.70%   15.49% to 17.53%
        2009                             4,766,549  0.63 to 0.70       3,315,951           0.00   1.20% to 2.70%   65.17% to 68.09%

     NeubergerBerman Soc Resp S Cl:
        2013                             1,088,726  1.19 to 1.29       1,406,230           0.71%  1.20% to 2.45%   33.43% to 35.78%
        2012                               591,475  0.89 to 0.95         562,689           0.10   1.20% to 2.45%    7.51% to 9.41%
        2011                               577,007  0.83 to 0.87         501,637           0.27   1.20% to 2.35%   -5.96% to -4.31%
        2010                               518,257  0.78 to 0.91         470,876           0.03   1.20% to 2.35%   19.20% to 21.30%
        2009                               258,161  0.68 to 0.75         193,379           1.84   1.20% to 2.35%   27.49% to 29.74%

     Oppenheimer Cap App VA SS:
        2013                             1,803,503  1.41 to 1.85       3,272,107           0.76%  1.20% to 2.45%   25.67% to 27.89%
        2012                             1,916,070  1.12 to 1.45       2,713,705           0.40   1.20% to 2.45%   10.49% to 12.45%
        2011                             1,836,974  1.01 to 1.29       2,300,025           0.12   1.20% to 2.40%   -4.24% to -2.55%
        2010                             2,287,883  0.81 to 1.32       2,925,090           0.00   1.20% to 2.40%    5.97% to 7.84%
        2009                             2,620,587  0.77 to 1.23       3,082,685           0.01   1.20% to 2.40%   39.96% to 42.43%

     Oppenheimer Gbl Str Inc VA SS:
        2013                            34,774,538  0.29 to 0.44      15,248,770           4.61%  1.20% to 2.70%   -3.26% to -1.55%
        2012                            37,892,773  0.30 to 0.45      16,880,907          16.30   1.20% to 2.70%   11.23% to 13.20%
        2011                            46,759,073  0.27 to 0.39      18,403,997           9.10   1.20% to 2.70%   -5.38% to -3.72%
        2010                            51,073,165  0.25 to 0.41      20,876,097           6.12   1.20% to 2.70%   11.12% to 13.08%
        2009                            55,985,903  0.23 to 0.36      20,242,547           0.00   1.20% to 2.70%   22.29% to 24.44%

     Oppenheimer Int'l Grow VA SS:
        2013                             8,926,807  2.11 to 3.20      27,679,142           0.92%  1.20% to 2.45%   22.06% to 24.21%
        2012                             2,384,502  1.72 to 2.58       5,773,145           1.08   1.20% to 2.45%   18.14% to 20.23%
        2011                             2,156,904  1.45 to 2.10       4,344,425           0.75   1.20% to 2.45%  -10.29% to -8.71%
        2010                             2,374,859  0.86 to 2.30       5,214,856           1.04   1.20% to 2.30%   11.29% to 13.25%
        2009                             2,550,767  0.77 to 2.03       4,884,950           1.21   1.20% to 2.30%   35.01% to 37.40%

     Oppenheimer MS Sm Cap VA SS:
        2013                             1,300,521  1.31 to 1.42       1,851,218           0.73%  1.20% to 2.50%   36.54% to 38.95%
        2012                               944,449  0.96 to 1.02         967,529           0.31   1.20% to 2.50%   14.23% to 16.25%
        2011                               639,874  0.83 to 0.88         563,809           0.39   1.20% to 2.50%   -5.22% to -3.55%
        2010                               551,148  0.79 to 0.91         503,518           0.32   1.20% to 2.50%   19.49% to 21.59%
        2009                               345,848  0.68 to 0.75         259,853           0.48   1.20% to 2.15%   32.90% to 35.25%

     PIMCO VIT Glb Div All Adv Cl:
        2013 (b)                        10,798,585  1.04 to 1.05      11,284,615           7.12%  1.20% to 2.10%    3.29% to 4.50%

     PIMCO VIT Low Dur Port Adv Cl:
        2013                            55,865,440  1.00 to 1.05      58,445,137           1.31%  1.20% to 2.50%   -3.13% to -1.42%
        2012                            35,586,911  1.03 to 1.06      37,768,230           1.79   1.20% to 2.50%    2.66% to 4.48%
        2011                            21,831,704  0.99 to 1.02      22,175,603           1.57   1.20% to 2.45%   -1.92% to -0.20%
        2010 (e)                         8,930,847  0.99 to 1.02       9,089,634           1.18   1.20% to 2.45%    0.59% to 1.77%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                   AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                                    EXPENSE RATIO      TOTAL RETURN
                                          UNITS     VALUE LOWEST                   INVESTMENT       LOWEST TO          LOWEST TO
                                       OUTSTANDING   TO HIGHEST     NET ASSETS    INCOME RATIO*     HIGHEST**         HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
     PIMCO VIT Total Return Adv Cl:
        2013                           132,608,027  1.05 to 1.11  $  146,752,783           2.17%  1.20% to 2.70%   -4.90% to -3.22%
        2012                            67,799,971  1.10 to 1.14      77,528,778           2.47   1.20% to 2.70%    6.30% to 8.18%
        2011                            37,179,019  1.03 to 1.06      39,293,611           2.56   1.20% to 2.70%    0.50% to 2.27%
        2010 (e)                        17,510,432  1.00 to 1.03      18,092,641           1.58   1.20% to 2.45%    2.15% to 3.36%

     Putnam VT Equity Income Cl IB:
        2013                             2,748,869  1.53 to 1.91       5,207,946           1.71%  1.20% to 2.20%   28.57% to 30.84%
        2012                             2,053,229  1.17 to 1.46       2,957,298           2.16   1.20% to 2.30%   15.83% to 17.88%
        2011                             1,873,293  1.00 to 1.24       2,258,298           1.77   1.20% to 2.30%   -1.04% to 0.71%
        2010                             1,779,712  0.68 to 1.23       2,125,639           1.91   1.20% to 2.30%    9.33% to 11.26%
        2009                             1,701,127  0.96 to 1.11       1,837,650           3.91   1.20% to 2.30%   25.43% to 27.65%

     Putnam VT Growth and Inc Cl IB:
        2013                             1,980,017  1.51 to 1.90       3,700,048           1.15%  1.20% to 2.45%   31.74% to 34.06%
        2012                               907,577  1.14 to 1.41       1,239,146           1.62   1.20% to 2.45%   15.67% to 17.71%
        2011                               909,266  0.98 to 1.20       1,043,398           1.30   1.20% to 2.45%   -7.41% to -5.78%
        2010                             1,023,986  0.76 to 1.28       1,254,913           1.52   1.20% to 2.45%   11.05% to 13.01%
        2009                             1,088,479  0.69 to 1.13       1,177,270           2.69   1.20% to 2.05%   26.04% to 28.26%

     Putnam VT Inter Eq Cl IB:
        2013                             2,612,806  0.87 to 1.98       4,930,194           1.49%  1.20% to 2.70%   24.35% to 26.54%
        2012                             3,157,120  0.70 to 1.57       4,726,792           2.23   1.20% to 2.70%   18.36% to 20.46%
        2011                             3,595,873  0.59 to 1.30       4,483,286           3.46   1.20% to 2.70%  -19.35% to -17.92%
        2010                             4,345,396  0.72 to 1.59       6,608,980           3.53   1.20% to 2.70%    6.83% to 8.71%
        2009                             4,911,722  0.67 to 1.46       6,865,855           0.00   1.20% to 2.70%   21.01% to 23.15%

     Putnam VT Multi-Cap Gro Cl IB:
        2013                               353,379  1.66 to 2.26         768,937           0.48%  1.20% to 2.35%   32.48% to 34.81%
        2012                               324,530  1.25 to 1.67         522,349           0.23   1.20% to 2.35%   13.36% to 15.36%
        2011                               368,643  1.09 to 1.45         510,718           0.25   1.20% to 2.35%   -7.84% to -6.21%
        2010                               269,361  0.91 to 1.55         393,105           0.33   1.20% to 2.05%   16.08% to 18.13%
        2009                               251,101  0.78 to 1.31         307,466           0.35   1.20% to 2.05%   28.30% to 30.56%

     Putnam VT Voyager Cl IB:
        2013                             2,142,270  1.67 to 2.16       4,535,399           0.87%  1.20% to 2.45%   39.55% to 42.01%
        2012                             2,591,926  1.23 to 1.52       3,868,149           0.33   1.20% to 2.00%   10.90% to 12.86%
        2011                             2,756,533  1.09 to 1.35       3,637,630           0.00   1.20% to 2.05%  -20.23% to -18.83%
        2010                             1,520,611  1.07 to 1.66       2,401,335           1.00   1.20% to 2.20%   17.29% to 19.36%
        2009                               836,915  0.94 to 1.39       1,073,552           0.68   1.20% to 1.85%   59.14% to 61.94%

     SFT Advantus Bond Cl 2:
        2013                           123,439,047  1.05 to 4.83     188,394,921           0.00%  0.15% to 2.95%   -3.54% to -0.80%
        2012                           116,666,035  1.08 to 4.86     185,820,211           0.00   0.15% to 2.95%    4.29% to 7.25%
        2011                           123,104,222  1.04 to 4.54     185,651,283           0.00   0.15% to 2.95%    6.53% to 7.86%
        2010                           137,293,284  0.84 to 4.21     193,861,892           0.00   0.15% to 2.95%    6.24% to 8.11%
        2009                           140,897,572  0.82 to 3.85     186,788,832           0.00   0.15% to 2.95%   12.21% to 15.39%

     SFT Advantus Index 400 MC Cl 2:
        2013                            25,721,614  1.40 to 4.36      79,959,398           0.00%  0.15% to 2.95%   28.92% to 32.58%
        2012                            29,094,337  1.08 to 3.29      68,544,002           0.00   0.15% to 2.95%   13.83% to 17.07%
        2011                            30,994,418  0.95 to 2.81      62,696,742           0.00   0.15% to 2.95%   -5.10% to -2.41%
        2010                            32,561,978  1.00 to 2.88      68,004,218           0.00   0.15% to 2.95%   22.27% to 24.43%
        2009                            34,387,142  0.82 to 2.29      57,474,226           0.00   0.15% to 2.95%   32.47% to 36.23%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

                                                   AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                      ------------------------------------------  --------------------------------------------------
                                                     UNIT FAIR                                    EXPENSE RATIO      TOTAL RETURN
                                          UNITS     VALUE LOWEST                   INVESTMENT       LOWEST TO          LOWEST TO
                                       OUTSTANDING   TO HIGHEST     NET ASSETS    INCOME RATIO*     HIGHEST**         HIGHEST***
                                      ------------------------------------------  --------------------------------------------------
     SFT Advantus Index 500 Cl 2:
        2013                            50,255,635  1.20 to 8.62  $  169,024,269           0.00%  0.15% to 2.70%   27.88% to 31.51%
        2012                            47,360,200  1.06 to 6.55     128,781,432           0.00   0.15% to 2.65%   12.06% to 15.25%
        2011                            51,633,033  0.93 to 5.68     121,561,386           0.00   0.15% to 2.65%   -1.35% to 1.44%
        2010                            57,990,660  0.83 to 5.60     134,709,384           0.00   0.15% to 2.65%   11.21% to 13.17%
        2009                            64,777,011  0.75 to 4.90     131,119,756           0.00   0.15% to 2.65%   22.21% to 25.68%

     SFT Advantus Intl Bond Cl 2:
        2013                            53,370,550  1.39 to 2.74      94,801,068           0.00%  0.15% to 2.95%   -2.98% to -0.23%
        2012                            49,041,835  1.42 to 2.75      89,932,944           0.00   0.15% to 2.95%   12.81% to 16.02%
        2011                            48,013,724  1.26 to 2.37      77,525,751           0.00   0.15% to 2.95%   -3.15% to -0.41%
        2010                            46,483,703  1.07 to 2.38      77,196,207           0.00   0.15% to 2.95%   10.59% to 12.55%
        2009                            43,385,285  1.00 to 2.09      64,982,851           0.00   0.15% to 2.95%   14.14% to 17.38%

     SFT Advantus Managed Vol:
        2013 (b)                        49,719,645      1.06          52,930,577           0.00%  1.20% to 1.95%    5.22% to 6.46%

     SFT Advantus Money Market:
        2013                            33,237,413  0.87 to 2.36      39,432,534           0.00%  0.15% to 2.70%   -2.91% to -0.15%
        2012                            36,256,062  0.89 to 2.36      44,390,256           0.00   0.15% to 2.95%   -2.92% to -0.15%
        2011                            42,378,889  0.91 to 2.37      53,238,712           0.00   0.15% to 2.95%   -2.90% to -0.15%
        2010                            42,110,728  0.77 to 2.37      52,945,041           0.04   0.15% to 2.95%   -2.91% to -1.20%
        2009                            46,944,447  0.81 to 2.37      59,612,988           0.30   0.15% to 2.95%   -2.64% to 0.12%

     SFT Advantus Mortgage Cl 2:
        2013                            40,157,011  0.91 to 4.51      59,060,052           0.00%  0.15% to 2.70%   -4.83% to -2.12%
        2012                            34,733,069  0.96 to 4.60      56,007,270           0.00   0.15% to 2.95%    0.47% to 3.33%
        2011                            38,393,703  0.94 to 4.46      61,244,089           0.00   0.15% to 2.95%    3.64% to 6.57%
        2010                            44,591,072  0.79 to 4.18      66,859,188           0.00   0.15% to 2.95%    3.65% to 5.48%
        2009                            48,097,169  0.78 to 3.92      69,742,214           0.00   0.15% to 2.95%    4.91% to 7.89%

     SFT Advantus Real Estate Cl 2:
        2013                            23,420,633  1.01 to 3.60      65,476,353           0.00%  0.15% to 2.95%   -1.79% to 1.00%
        2012                            20,836,995  0.03 to 3.58      58,910,326           0.00   0.15% to 2.95%   14.47% to 17.72%
        2011                            21,720,712  0.90 to 3.08      52,758,375           0.00   0.15% to 2.95%    2.36% to 5.26%
        2010                            23,884,459  0.78 to 2.97      55,834,052           0.00   0.15% to 2.95%   25.17% to 27.38%
        2009                            26,575,350  0.62 to 2.23      48,836,671           0.00   0.15% to 2.95%   20.97% to 24.41%

     TOPS Mgd Risk Bal ETF Cl 2:
        2011                            19,382,940  1.07 to 1.09      21,096,098           0.98%  1.20% to 2.45%    4.79% to 6.64%
        2012 (c)                         7,120,925  1.01 to 1.02       7,267,326           0.12   1.20% to 2.25%    0.87% to 2.06%

     TOPS Mgd Risk Flex ETF Cl 2:
        2013 (a)                         2,452,068      1.03           2,520,954           0.00%  1.20% to 1.85%    2.38% to 2.81%

     TOPS Mgd Risk Growth ETF Cl 2:
        2011                            71,329,381  1.14 to 1.16      83,081,940           1.30%  1.20% to 2.25%   12.59% to 14.57%
        2012 (c)                        10,397,862  1.01 to 1.02      10,570,257           0.10   1.20% to 2.25%    0.48% to 1.66%

     TOPS Mgd Risk Mod Gro ETF Cl 2:
        2011                            25,004,219  1.11 to 1.13      28,318,918           0.99%  1.20% to 2.25%    9.13% to 11.05%
        2012 (c)                         5,844,665  1.01 to 1.02       5,960,555           0.13   1.20% to 2.25%    0.80% to 1.98%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

----------
     * These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the under- lying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

     ** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

     *** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

     (a) Period from October 4, 2013 (Commencement of operations) to December 31, 2013.

     (b) Period from May 1, 2013 (Commencement of operations) to December 31, 2013.

     (c) Period from May 1, 2012 (Commencement of operations) to December 31, 2012.

     (d) Period from April 29, 2011 (Commencement of operations) to December 31, 2011.

     (e) Period from April 30, 2010 (Commencement of operations) to December 31, 2010.

(8)  SUBSEQUENT EVENTS

     Management has evaluated subsequent events through March 31, 2014, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

[KPMG LOGO]






                                   MINNESOTA LIFE INSURANCE COMPANY
                                           AND SUBSIDIARIES


                                  CONSOLIDATED FINANCIAL STATEMENTS
                                     AND SUPPLEMENTARY SCHEDULES

                                   DECEMBER 31, 2013, 2012 AND 2011

[KPMG LOGO]
             KPMG LLP
             4200 Wells Fargo Center
             90 South Seventh Street
             Minneapolis, MN 55402


                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of operations and comprehensive income
(loss), changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2013, and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013 in accordance with U.S. generally accepted accounting principles.

             KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
                    ("KPMG International"), a Swiss entity.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and is not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                        /s/ KPMG LLP
Minneapolis, Minnesota
March 4, 2014

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2013 AND 2012
                                 (IN THOUSANDS)


Assets                                                                                         2013                   2012
-----------------------------------------------------------------------------------      -----------------     ------------------
    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $10,782,877 and $10,134,588)      $     11,151,480       $     11,155,562
    Equity securities, at fair value (cost $336,108 and $271,869)                                  403,409                317,272
    Mortgage loans, net                                                                          1,760,316              1,538,502
    Finance receivables, net                                                                       261,519                236,762
    Policy loans                                                                                   356,696                352,756
    Alternative investments (cost $407,663 and $424,367)                                           495,219                494,890
    Fixed maturity securities on loan, at fair value
      (amortized cost $40,659 and $43,649)                                                          40,662                 47,560
    Equity securities on loan, at fair value (cost $1,403 and $4,789)                                1,656                  5,692
    Derivative instruments                                                                         224,375                195,693
    Other invested assets                                                                           45,618                 75,409
                                                                                         -----------------     ------------------
      Total investments                                                                         14,740,950             14,420,098

    Cash and cash equivalents                                                                      293,622                268,990
    Securities held as collateral                                                                   21,613                 28,241
    Deferred policy acquisition costs                                                            1,038,386                685,217
    Accrued investment income                                                                      126,185                121,967
    Premiums and fees receivable                                                                   238,867                202,160
    Property and equipment, net                                                                     90,718                 82,339
    Reinsurance recoverables                                                                     1,061,220              1,025,915
    Goodwill and intangible assets, net                                                             53,772                 45,825
    Other assets                                                                                   100,330                 83,016
    Separate account assets                                                                     18,044,905             14,373,479
                                                                                         -----------------     ------------------
         Total assets                                                                     $     35,810,568       $     31,337,247
                                                                                         =================     ==================

Liabilities and Stockholder's Equity
------------------------------------
Liabilities:

    Policy and contract account balances                                                  $      8,368,493       $      7,690,938
    Future policy and contract benefits                                                          2,856,092              3,014,902
    Pending policy and contract claims                                                             465,117                421,875
    Other policyholder funds                                                                     1,096,356                922,453
    Policyholder dividends payable                                                                  30,810                 34,013
    Unearned premiums and fees                                                                     319,079                208,183
    Pension and other postretirement benefits                                                        9,893                 20,023
    Income tax liability:
       Current                                                                                       2,248                  7,326
       Deferred                                                                                    185,715                354,530
    Securities in transit                                                                           47,001                 74,674
    Accrued commissions and expenses                                                               195,368                167,831
    Other liabilities                                                                              436,941                282,336
    Short-term debt                                                                                 50,000                 50,000
    Long-term debt                                                                                 318,000                268,000
    Securities lending collateral                                                                   30,748                 40,740
    Separate account liabilities                                                                18,044,905             14,373,479
                                                                                         ------------------     ------------------
      Total liabilities                                                                         32,456,766             27,931,303
                                                                                         ------------------     ------------------

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                                        5,000                  5,000
 Additional paid in capital                                                                        179,522                179,522
 Accumulated other comprehensive income (loss)                                                     269,108                492,466
 Retained earnings                                                                               2,900,172              2,728,956
                                                                                         ------------------     ------------------
      Total stockholder's equity                                                                 3,353,802              3,405,944
                                                                                         ------------------     ------------------
         Total liabilities and stockholder's equity                                       $     35,810,568       $     31,337,247
                                                                                         ==================     ==================





See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011
                                 (IN THOUSANDS)

                                                                                       2013            2012             2011
                                                                                  ---------------  -------------   --------------
Revenues:

 Premiums                                                                          $   1,786,106   $  1,663,828    $   1,541,999
 Policy and contract fees                                                                603,380        554,007          535,352
 Net investment income                                                                   639,008        629,333          618,124
 Net realized investment gains (losses)
  Other-than-temporary-impairments on fixed maturity securities                             (495)          (287)          (6,707)
  Other-than-temporary-impairments on fixed maturity securities
   transferred to other comprehensive income                                                   -              -            1,169
  Other net realized investment gains (losses)                                           (36,333)        83,016           57,113
                                                                                  ---------------  -------------   --------------
   Total net realized investment gains (losses)                                          (36,828)        82,729           51,575
 Finance charge income                                                                    77,112         70,851           64,691
 Commission income                                                                       126,558        118,742          103,426
 Other income                                                                             37,937         31,219           30,546
                                                                                  ---------------  -------------   --------------
   Total revenues                                                                      3,233,273      3,150,709        2,945,713
                                                                                  ---------------  -------------   --------------

Benefits and expenses:

 Policyholder benefits                                                                 1,728,152      1,626,322        1,533,956
 Interest credited to policies and contracts                                             382,393        353,976          344,290
 General operating expenses                                                              598,030        577,793          534,822
 Commissions                                                                             321,629        253,255          232,404
 Administrative and sponsorship fees                                                      64,188         53,219           60,142
 Dividends to policyholders                                                                6,609          7,679            8,637
 Interest expense                                                                         10,143          9,821           10,025
 Amortization of deferred policy acquisition costs                                       185,790        180,467          169,181
 Capitalization of policy acquisition costs                                             (292,898)      (254,022)        (236,356)
                                                                                  ---------------  -------------   --------------
   Total benefits and expenses                                                         3,004,036      2,808,510        2,657,101
                                                                                  ---------------  -------------   --------------
    Income from operations before taxes                                                  229,237        342,199          288,612

 Income tax expense (benefit):
  Current                                                                                103,174         86,495           56,455
  Deferred                                                                               (45,153)        17,612           28,470
                                                                                  ---------------  -------------   --------------
   Total income tax expense                                                               58,021        104,107           84,925
                                                                                  ---------------  -------------   --------------
     Net income                                                                    $     171,216   $    238,092    $     203,687
                                                                                  ===============  =============   ==============


Other comprehensive income (loss), before tax:
 Unrealized holding gains (losses) on securities arising during the period         $    (605,396)  $    279,833    $     252,358
 Unrealized gains (losses) on securities - other than temporary impairments               (8,352)        17,222           30,660
 Adjustment to deferred policy acquisition costs                                         246,061        (89,533)         (99,889)
 Adjustment to reserves                                                                  110,274        (44,051)         (72,822)
 Adjustment to unearned policy and contract fees                                         (99,756)         9,761           57,267
 Adjustment to pension and other retirement plans                                         10,149         (1,438)          (9,688)
                                                                                  ---------------  -------------   --------------
  Other comprehensive income (loss), before tax                                         (347,020)       171,794          157,886
  Income tax benefit (expense) related to items of other comprehensive income            123,662        (61,279)         (54,850)
                                                                                  ---------------  -------------   --------------
   Other comprehensive income (loss), net of tax                                        (223,358)       110,515          103,036
                                                                                  ---------------  -------------   --------------
    Total comprehensive income (loss)                                              $     (52,142)  $    348,607    $     306,723
                                                                                  ===============  =============   ==============






See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011
                                 (IN THOUSANDS)

                                                                           ACCUMULATED
                                                        ADDITIONAL            OTHER                                    TOTAL
                                         COMMON          PAID IN          COMPREHENSIVE          RETAINED          STOCKHOLDER'S
                                         STOCK           CAPITAL          INCOME (LOSS)          EARNINGS             EQUITY
                                    --------------  -----------------   ----------------    ----------------     -----------------

2011:
 Balance, beginning of year          $      5,000    $       179,522     $      278,915      $    2,287,177       $      2,750,614

  Comprehensive income:
   Net income                                   -                  -                  -             203,687                203,687
   Other comprehensive income                   -                  -            103,036                   -                103,036
                                                                                                                 -----------------
    Total comprehensive income                                                                                             306,723

                                    --------------  -----------------   ----------------    ----------------     -----------------
 Balance, end of year                $      5,000    $       179,522     $      381,951      $    2,490,864       $      3,057,337
                                    ==============  =================   ================    ================     =================

2012:
 Balance, beginning of year          $      5,000    $       179,522     $      381,951      $    2,490,864       $      3,057,337

  Comprehensive income:
   Net income                                   -                  -                  -             238,092                238,092
   Other comprehensive income                   -                  -            110,515                   -                110,515
                                                                                                                 -----------------
    Total comprehensive income                                                                                             348,607

                                    --------------  -----------------   ----------------    ----------------     -----------------
 Balance, end of year                $      5,000    $       179,522     $      492,466      $    2,728,956       $      3,405,944
                                    ==============  =================   ================    ================     =================

2013:
 Balance, beginning of year          $      5,000    $       179,522     $      492,466      $    2,728,956       $      3,405,944

  Comprehensive loss:
   Net income                                   -                  -                  -             171,216                171,216
   Other comprehensive loss                     -                  -           (223,358)                  -               (223,358)
                                                                                                                 -----------------
    Total comprehensive loss                                                                                               (52,142)

                                    --------------  -----------------   ----------------    ----------------     -----------------
 Balance, end of year                $      5,000    $       179,522     $      269,108      $    2,900,172       $      3,353,802
                                    ==============  =================   ================    ================     =================


See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011
                                 (IN THOUSANDS)


Cash Flows from Operating Activities                                          2013                2012                 2011
------------------------------------                                     ---------------     ---------------     ----------------
Net income                                                               $     171,216       $     238,092       $      203,687
Adjustments to reconcile net income to net cash
 provided by (used for) operating activities:
  Interest credited to annuity and insurance contracts                         281,102             273,272              278,048
  Fees deducted from policy and contract balances                             (413,537)           (394,293)            (385,411)
  Change in future policy benefits                                              11,421              65,510               82,457
  Change in other policyholder liabilities, net                                271,230             141,129               95,550
  Amortization of deferred policy acquisition costs                            185,790             180,467              169,181
  Capitalization of policy acquisition costs                                  (292,898)           (254,022)            (236,356)
  Change in premiums and fees receivable                                       (36,707)            (20,386)             (13,552)
  Deferred tax provision                                                       (45,153)             17,612               28,470
  Change in income tax liabilities - current                                    (5,078)            (30,188)              (7,086)
  Net realized investment losses (gains)                                        36,828             (82,729)             (51,575)
  Change in reinsurance recoverables                                           (35,305)            (67,689)             (50,721)
  Other, net                                                                    88,687            (114,481)             191,953
                                                                        ---------------     ---------------     ----------------
            Net cash provided by (used for) operating activities               217,596             (47,706)             304,645
                                                                        ---------------     ---------------     ----------------

Cash Flows from Investing Activities
------------------------------------
Proceeds from sales of:
 Fixed maturity securities                                                   2,148,291           2,511,574            2,460,836
 Equity securities                                                             131,008             118,434              116,027
 Alternative investments                                                       101,227              85,957              164,218
 Derivative instruments                                                        210,822             210,393              379,135
 Other invested assets                                                           1,758              11,970                7,103
Proceeds from maturities and repayments of:
 Fixed maturity securities                                                   1,126,231             920,428              851,157
 Mortgage loans                                                                183,406             157,892              126,268
Purchases and originations of:
 Fixed maturity securities                                                  (3,909,623)         (4,137,220)          (3,870,310)
 Equity securities                                                            (171,521)           (197,096)            (106,974)
 Mortgage loans                                                               (405,975)           (287,442)            (276,558)
 Alternative investments                                                       (69,464)            (91,969)             (68,671)
 Derivative instruments                                                       (179,294)           (259,027)            (305,437)
 Other invested assets                                                          (2,456)            (10,062)              (4,363)
Finance receivable originations or purchases                                  (195,711)           (174,796)            (160,025)
Finance receivable principal payments                                          159,839             145,441              133,449
Securities in transit                                                            2,496             177,441             (261,399)
Other, net                                                                    (155,245)           (100,732)             (54,604)
                                                                        ---------------     ---------------     ----------------
            Net cash used for investing activities                          (1,024,211)           (918,814)            (870,148)
                                                                        ---------------     ---------------     ----------------

Cash Flows from Financing Activities
------------------------------------
Deposits credited to annuity and insurance contracts                         3,143,717           2,974,152            2,842,495
Withdrawals from annuity and insurance contracts                            (2,384,980)         (2,203,911)          (2,364,401)
Change in amounts drawn in excess of cash balances                              18,077              10,047                 (980)
Proceeds from issuance of short-term debt                                      200,000              84,000                    -
Payment on short-term debt                                                    (200,000)            (84,000)                   -
Proceeds from issuance of long-term debt                                        50,000             150,000                    -
Payment on long-term debt                                                            -              (2,000)                   -
Other, net                                                                       4,433                (812)              60,102
                                                                        ---------------     ---------------     ----------------
            Net cash provided by financing activities                          831,247             927,476              537,216
                                                                        ---------------     ---------------     ----------------

Net increase (decrease) in cash and cash equivalents                            24,632             (39,044)             (28,287)
Cash and cash equivalents, beginning of year                                   268,990             308,034              336,321
                                                                        ---------------     ---------------     ----------------
Cash and cash equivalents, end of year                                   $     293,622       $     268,990       $      308,034
                                                                        ===============     ===============     ================


See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       DECEMBER 31, 2013, 2012 AND 2011
                               (IN THOUSANDS)



(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

 The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its wholly-owned subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

 The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets:
 Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains (losses), for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

                                                                         2013               2012               2011
                                                                    ---------------    ---------------    ---------------

    Individual Financial Security                                   $      669,677     $      629,501     $      567,807
    Financial Institution Group                                            398,866            389,629            345,279
    Group Insurance                                                      1,599,431          1,478,486          1,364,200
    Retirement                                                             390,239            458,900            479,702
                                                                    ---------------    ---------------    ---------------
       Total strategic business units                                    3,058,213          2,956,516          2,756,988
    Subsidiaries and corporate product line                                175,060            194,193            188,725
                                                                    ---------------    ---------------    ---------------
          Total                                                     $    3,233,273     $    3,150,709     $    2,945,713
                                                                    ===============    ===============    ===============

 The Company serves more than 12 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

 The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

 The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income (loss) in the period in which they are made.

 The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

    INSURANCE REVENUES AND EXPENSES

 Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

 Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

 Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

 Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income on the consolidated statements of operations and comprehensive income (loss). During 2012, the Company made an adjustment to unearned premiums and fees and other comprehensive income to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale related to prior periods. The impact of this adjustment related to prior periods resulted in a $23,015 reduction to other comprehensive income in 2012. Management has determined that the effect of this adjustment is not material to the consolidated financial statements for the current and prior periods presented.

    COMMISSION INCOME

 Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

 Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

 The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

 Fixed maturity securities, which may be sold prior to maturity and include fixed maturity securities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

 The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

 Marketable equity securities and equity securities on loan are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

 Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

 Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

 Alternative investments include private equity funds, mezzanine debt funds and hedge funds investing in limited partnerships. These investments are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. The Company's income from these alternative investments is accounted for using the equity method and is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss). The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statements issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

 Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt. The real estate acquired is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2013 and 2012, the Company had $4,560 and $4,755, respectively, of real estate held for sale.

 For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

 For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

 Policy loans are carried at the unpaid principal balance.

 Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

 A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

 The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $21,530 and $21,615 at December 31, 2013 and 2012, respectively.

 Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2013 and 2012 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2013 and 2012 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

 The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

 Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

 Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income
 (loss).

 The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

    REALIZED AND UNREALIZED GAINS AND LOSSES

 Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

 An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings.

 For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

 For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

 The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

 For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

 Alternative investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not recover in a reasonable time period, the cost of the investment is written down and an OTTI is recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

 All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

 The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2013 or 2012.

 The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

 For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SECURITIES LENDING

 The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent.

 The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations and comprehensive income (loss).

    SEPARATE ACCOUNTS

 Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income (loss) except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

 The Company periodically invests money in its separate accounts. At December 31, 2013 and 2012, the fair value of these investments included within equity securities on the consolidated balance sheets was $72,497 and $38,032, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

 The Company's finance receivables portfolio primarily comprises smaller balance homogeneous direct installment loans, which are originated at the Company's network of over 135 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee, and Wisconsin. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

 The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired.

 The majority of the Company's finance receivables are smaller balance homogeneous loans evaluated collectively for impairment. The Company applies a general valuation allowance to its entire loan portfolio via a direct charge to operations through the provision for credit losses at an amount, which in management's judgment, based on the overall risk characteristics of the portfolio, changes in the character or size of the portfolio and the level of nonperforming assets is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

 It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

 The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

 Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

 TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional compensation. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

 The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

 For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

 For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

 For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2013 and 2012. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

 Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income
 (loss).

 DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

 The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

 The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                                                            2013               2012
                                                                                       ---------------    ---------------
    Balance at beginning of year                                                       $       13,962     $       11,851
    Capitalization                                                                             11,259              3,826
    Amortization and interest                                                                  (1,189)            (1,918)
    Adjustment for unrealized losses                                                            1,180                203
                                                                                       ---------------    ---------------
    Balance at end of year                                                             $       25,212     $       13,962
                                                                                       ===============    ===============

    GOODWILL AND OTHER INTANGIBLE ASSETS

 In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

 The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

 The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

 Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $53,491 and $45,369 as of December 31, 2013 and 2012, respectively, and amortized software expense of $18,122, $17,172 and $16,290 for the years ended December 31, 2013, 2012 and
 2011, respectively.

    PROPERTY AND EQUIPMENT

 Property and equipment are carried at cost, net of accumulated depreciation of $142,847 and $138,864 at December 31, 2013 and 2012, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2013, 2012 and 2011, was $9,958, $9,679, and $9,386, respectively.

    REINSURANCE

 Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

 Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

 Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2013, the Company has assumed an average rate of investment yields ranging from 3.79% to 5.36%.

 Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

 Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

 Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

 Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2013 and 2012, the total participating business in force was $2,468,845 and $2,319,864, respectively. As a percentage of total life insurance in force, participating business in force represents 0.4% at both December 31, 2013 and 2012.

    INCOME TAXES

 The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

 Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income (loss). Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

 The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

  The following is a description of certain significant risks facing the
  Company:

    CREDIT AND CASH FLOW ASSUMPTION RISK:

 Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

 Following below is discussion regarding particular asset class concentration of credit risk:

    CONCENTRATION OF CREDIT RISK:

       CASH AND CASH EQUIVALENTS:

       Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

       FINANCIAL INSTRUMENTS:

       Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

       Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

       DERIVATIVES:

       The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The aggregate counterparty exposure for a single counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. In addition, the combined exposure to any one issuer, including common stock, direct credit and net counterparty exposures is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

       The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

       The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.


    EQUITY MARKET RISK:

 Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

 As of December 31, 2013, approximately 91.7% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

 The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

 As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

    INTEREST RATE RISK:

 Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

    LEGAL/REGULATORY RISK:

 Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

    MORTALITY RISK:

 Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

    RATINGS RISK:

 Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

    REINSURANCE RISK:

 Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4) NEW ACCOUNTING PRONOUNCEMENTS

 In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment
 Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires that all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. ASU 2013-08 is effective for the annual reporting period beginning January 1, 2014 and is required to be applied prospectively. Beginning on January 1, 2014, changes in undistributed amounts related to the Company's alternative investments in entities that meet the ASU 2013-08 investment company definition will be recorded in other net realized investment gains (losses) rather than as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss). The Company is currently evaluating the impact of this new guidance and does not expect the adoption of ASU 2013-08 to have a material effect on the Company's consolidated financial position.

 In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic
 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires an entity to provide information about significant amounts, by component, reclassified out of accumulated other comprehensive income either on the face of the statement where net income is presented or in the notes to the financial statements. The Company had no material impact to its consolidated results of operations or financial position as a result of the prospective adoption of ASU 2013-02, effective January 1, 2013, and has provided the required disclosures in note 20.

 In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210):
 Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about offsetting and related arrangements. Subsequently in January 2013, the FASB issued ASU 2013-01 Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 and ASU 2013-01 were effective for annual reporting periods beginning on or after January 1, 2013 on a retrospective basis. The Company's adoption of ASU 2011-11 and ASU 2013-01 did not have any impact to its consolidated results of operations and financial position.

 In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor's Determining of Whether a Restructuring Is a Troubled Debt Restructuring, which clarifies when creditors should classify a loan modification as a troubled debt restructuring (TDR). ASU 2011-02 was effective for non-public entities for reporting periods ending after December 15, 2012. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2011-02.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

 FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

 The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2013 and 2012. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

 Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

 The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

    Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

    Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith of the U.S. government, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

    Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

 The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

 Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

 The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                DECEMBER 31, 2013
                                                        ------------------------------------------------------------------
                                                          LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Fixed maturity securities, available-for-sale:
      U.S. government securities                        $    349,284     $          -      $          -      $    349,284
      Agencies not backed by the full faith and
       credit of the U.S. government                               -          358,396             1,468           359,864
      Foreign government securities                                -           48,422                 -            48,422
      Corporate securities                                         -        5,911,591           937,909         6,849,500
      Asset-backed securities                                      -          310,046           140,060           450,106
      Commercial mortgage-backed securities (CMBS)                 -        1,135,614            14,520         1,150,134
      Residential mortgage-backed securities (RMBS)                -        1,943,883               287         1,944,170
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities, available-
         for-sale                                            349,284        9,707,952         1,094,244        11,151,480
    Equity securities, available-for-sale                    403,213                -               196           403,409
    Fixed maturity securities on loan:
      U.S. government securities                              13,627                -                 -            13,627
      Corporate securities                                         -           24,026                 -            24,026
      Asset-backed securities                                      -                -             3,009             3,009
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities on loan               13,627           24,026             3,009            40,662
    Equity securities on loan                                  1,656                -                 -             1,656
    Derivative instruments:
      TBA derivative instruments                                   -           28,703                 -            28,703
      Other derivative instruments                                 9          195,663                 -           195,672
                                                        -------------    --------------    -------------     -------------
        Total derivative instruments                               9          224,366                 -           224,375
                                                        -------------    --------------    -------------     -------------
             Total investments                               767,789        9,956,344         1,097,449        11,821,582
    Cash equivalents                                         220,013               50                 -           220,063
    Securities held as collateral                              3,728           17,885                 -            21,613
    Separate account assets                                2,860,719       15,179,921             4,265        18,044,905
                                                        -------------    --------------    -------------     -------------
             Total financial assets                     $  3,852,249     $ 25,154,200      $  1,101,714      $ 30,108,163
                                                        =============    ==============    =============     =============

    Policy and contract account balances (1)            $          -     $          -      $    125,087      $    125,087
    Future policy and contract benefits (1)                        -                -              (853)             (853)
    Derivative instruments (2)                                     9          101,197                 -           101,206
    Securities lending collateral                              3,728           27,020                 -            30,748
                                                        -------------    --------------    -------------     -------------
             Total financial liabilities                $      3,737     $    128,217      $    124,234      $    256,188
                                                        =============    ==============    =============     =============


  (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value. The fair value of the minimum guaranteed withdrawal benefits embedded derivatives was a net asset and the amount was reported as a contra liability.

  (2) Included in other liabilities on the consolidated balance sheets.

 The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                DECEMBER 31, 2012
                                                        ------------------------------------------------------------------
                                                          LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Fixed maturity securities, available-for-sale:
      U.S. government securities                        $    387,852     $          -      $          -      $    387,852
      Agencies not backed by the full faith and
       credit of the U.S. government                               -          194,560             4,648           199,208
      Foreign government securities                                -           57,504                 -            57,504
      Corporate securities                                         -        6,020,295         1,070,286         7,090,581
      Asset-backed securities                                      -          331,855           147,988           479,843
      CMBS                                                         -        1,098,174            17,809         1,115,983
      RMBS                                                         -        1,821,944             2,647         1,824,591
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities, available-
         for-sale                                            387,852        9,524,332         1,243,378        11,155,562
    Equity securities, available-for-sale                    317,084                -               188           317,272
    Fixed maturity securities on loan:
      U.S. government securities                               9,144                -                 -             9,144
      Corporate securities                                         -           30,699                 -            30,699
      Asset-backed securities                                      -                -             7,717             7,717
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities on loan                9,144           30,699             7,717            47,560
    Equity securities on loan                                  5,692                -                 -             5,692
    Derivative instruments:
      TBA derivative instruments                                   -           48,161                 -            48,161
      Other derivative instruments                                12          147,520                 -           147,532
                                                        -------------    --------------    -------------     -------------
        Total derivative instruments                              12          195,681                 -           195,693
                                                        -------------    --------------    -------------     -------------
             Total investments                               719,784        9,750,712         1,251,283        11,721,779
    Cash equivalents                                         201,699               50                 -           201,749
    Securities held as collateral                              9,052           19,189                 -            28,241
    Separate account assets (1)                            2,411,027       11,962,006               446        14,373,479
                                                        -------------    --------------    -------------     -------------
             Total financial assets                     $  3,341,562     $ 21,731,957      $  1,251,729      $ 26,325,248
                                                        =============    ==============    =============     =============

    Policy and contract account balances (2)            $          -     $          -      $     58,942      $     58,942
    Future policy and contract benefits (2)                        -                -            60,284            60,284
    Derivative instruments (3)                                     4           13,717                 -            13,721
    Securities lending collateral                              9,052           31,688                 -            40,740
                                                        -------------    --------------    -------------     -------------
             Total financial liabilities                $      9,056     $     45,405      $    119,226      $    173,687
                                                        =============    ==============    =============     =============

   (1) $11,787,137 of separate account assets previously included in Level 1 at December 31, 2012 have been reclassified to Level 2 to conform to the December 31, 2013 presentation.

   (2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

   (3) Included in other liabilities on the consolidated balance sheets.

 The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

 When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

 When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

 Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

 For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - an internally developed matrix pricing, discounted cash flow or other model is used. The internal pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using internally developed pricing models or broker quotes are reflected in Level 3.

 As of December 31, 2013, 91.2% of fixed maturity fair values were obtained from third party pricing services and 8.8% from the internal methods described above. As of December 31, 2012, 89.7% of fixed maturity fair values were obtained from third party pricing services and 10.3% from the internal methods described above.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

 The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries a small amount of non-exchange traded equity securities classified within Level 3.

    DERIVATIVE INSTRUMENTS

 Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

 The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

 The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

 Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

    SEPARATE ACCOUNT ASSETS

 Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

  POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

 Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

 The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

 Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

 These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

 The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2013:



                                               TOTAL REALIZED AND
                                                UNREALIZED GAINS
                                             (LOSSES) INCLUDED IN:
                                            -------------------------
                                                             OTHER
                                                            COMPRE-     TRANSFERS     TRANSFERS     PURCHASES,
                               BALANCE AT       NET         HENSIVE       IN TO         OUT OF      SALES AND     BALANCE AT
                               BEGINNING      INCOME         INCOME      LEVEL 3       LEVEL 3     SETTLEMENTS,     END OF
                                OF YEAR         (1)          (LOSS)        (2)          (2)           NET (3)        YEAR
                              -----------   ----------    -----------   ----------    ---------    ------------   -----------
   Fixed maturity
     securities,
     available-for sale:
      Agencies not backed by
       the full faith and
       credit of
       the U.S. government    $    4,648    $       -     $     (130)    $      -     $      -     $    (3,050)   $    1,468
      Corporate securities     1,070,286            -        (54,273)           -      (26,503)        (51,601)      937,909
      Asset-backed
       securities                147,988        3,708        (10,900)       3,801            -          (4,537)      140,060
      CMBS                        17,809        1,902            957            -            -          (6,148)       14,520
      RMBS                         2,647          286           (238)           -            -          (2,408)          287
                              -----------   ----------    -----------   ----------    ---------    ------------   -----------
       Total fixed maturity
        securities,
        available-
        for-sale               1,243,378        5,896        (64,584)       3,801      (26,503)        (67,744)    1,094,244
   Equity securities,
    available-for-sale               188            1              8            -            -              (1)          196
   Fixed maturity
    securities, on loan:
      Asset-backed
       securities                  7,717           44           (216)           -            -          (4,536)        3,009
   Separate account assets           446            -          1,076          208            -           2,535         4,265
                              -----------   ----------    -----------   ----------    ---------    ------------   -----------
          Total financial
           assets             $1,251,729    $   5,941     $  (63,716)    $  4,009     $(26,503)    $   (69,746)   $1,101,714
                              ===========   ==========    ===========   ==========    =========    ============   ===========


  (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  (2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

 The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2013:



                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                     PURCHASES            SALES           SETTLEMENTS          NET
                                                  ---------------    --------------     --------------    --------------
   Fixed maturity securities,
    available-for-sale:
     Agencies not backed by the full faith and
      credit of the U.S. government               $        450       $          -      $      (3,500)     $     (3,050)
     Corporate securities                               31,095                  -            (82,696)          (51,601)
     Asset-backed securities                            37,646            (11,849)           (30,334)           (4,537)
     CMBS                                                    -             (3,242)            (2,906)           (6,148)
     RMBS                                                    -             (2,303)              (105)           (2,408)
                                                  ---------------    --------------     --------------    --------------
       Total fixed maturity securities,
        available-for-sale                              69,191            (17,394)          (119,541)          (67,744)
   Equity securities, available-for-sale                     -                 (1)                 -                (1)
   Fixed maturity securities, on loan:
     Asset-backed securities                             4,036               (855)            (7,717)           (4,536)
   Separate account assets                               2,954               (316)              (103)            2,535
                                                  ---------------    --------------     --------------    --------------
          Total financial assets                  $     76,181       $    (18,566)      $   (127,361)     $    (69,746)
                                                  ===============    ==============     ==============    ==============

 The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2012:


                                               TOTAL REALIZED AND
                                                UNREALIZED GAINS
                                             (LOSSES) INCLUDED IN:
                                            -------------------------
                                                             OTHER
                                                            COMPRE-     TRANSFERS     TRANSFERS     PURCHASES,
                              BALANCE AT       NET          HENSIVE       IN TO         OUT OF      SALES AND     BALANCE AT
                               BEGINNING      INCOME        INCOME        LEVEL 3       LEVEL 3    SETTLEMENTS,     END OF
                                OF YEAR         (1)         (LOSS)         (2)           (2)          NET (3)        YEAR
                              -----------   ----------    -----------   ----------    ---------    ------------   -----------
   Fixed maturity
    securities,
    available-for sale:
      Agencies not backed by
       the full faith and
       credit of the U.S.
       government             $    6,883    $       -      $    (235)    $      -     $      -     $   (2,000)    $    4,648
      Corporate securities       804,515           52         27,931       45,541            -        192,247      1,070,286
      Asset-backed securities    132,336            -          1,812       20,645       (3,601)        (3,204)       147,988
      CMBS                            11          457          2,064       19,523            -         (4,246)        17,809
      RMBS                         1,027         (259)           830           22            -          1,027          2,647
                              -----------   ----------    -----------   ----------    ---------    ------------   -----------
       Total fixed maturity
        securities,
        available-for-sale       944,772          250         32,402       85,731       (3,601)       183,824      1,243,378
   Equity securities,
    available-for-sale                 3            3             28            -            -            154            188
   Fixed maturity
    securities,
    on loan:
      Asset-backed
       securities                      -            -            533        7,753            -           (569)         7,717
   Separate account assets             -            -           (117)         381            -            182            446
                              -----------   ----------    -----------   ----------    ---------    ------------   -----------
          Total financial
           assets             $  944,775    $     253     $   32,846    $  93,865     $ (3,601)    $  183,591     $1,251,729
                              ===========   ==========    ===========   ==========    =========    ============   ===========

  (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  (2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

 The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2012:

                                                                                                           PURCHASES,
                                                                                                            SALES AND
                                                                                                          SETTLEMENTS,
                                                    PURCHASES            SALES           SETTLEMENTS           NET
                                                  ---------------    --------------     --------------    --------------
   Fixed maturity securities,
    available-for-sale:
     Agencies not backed by the full faith and
      credit of the U.S. government               $          -       $         -        $     (2,000)     $     (2,000)
     Corporate securities                              264,494              (902)            (71,345)          192,247
     Asset-backed securities                            28,471                 -             (31,675)           (3,204)
     CMBS                                                  202              (631)             (3,817)           (4,246)
     RMBS                                                2,179              (395)               (757)            1,027
                                                  ---------------    --------------     --------------    --------------
       Total fixed maturity securities,
        available-for-sale                             295,346            (1,928)           (109,594)          183,824
   Equity securities, available-for-sale                   157                (3)                  -               154
   Fixed maturity securities, on loan:
     Asset-backed securities                               105                 -                (674)             (569)
   Separate account assets                                 182                 -                   -               182
                                                  ---------------    --------------     --------------    --------------
          Total financial assets                  $    295,790       $    (1,931)       $   (110,268)     $    183,591
                                                  ===============    ==============     ==============    ==============


 Transfers of securities among the levels occur at the beginning of the reporting period.

 There were no transfers between Level 1 and Level 2 for the years ended December 31, 2013 and 2012.

 There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2013 and 2012.

 The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2013:


                                               TOTAL REALIZED AND
                                               UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                            -------------------------
                                                             OTHER
                                                            COMPRE-
                              BALANCE AT        NET         HENSIVE      TRANSFERS     TRANSFERS                     BALANCE
                               BEGINNING      INCOME        INCOME         IN TO        OUT OF                      AT END OF
                                OF YEAR         (1)         (LOSS)       LEVEL 3       LEVEL 3     SETTLEMENTS        YEAR
                              -----------   ----------    -----------   ----------    ---------    ------------    ----------

   Policy and contract
      account balances        $   58,942    $  66,145     $        -    $      -      $      -     $        -      $ 125,087
   Future policy and
      contract benefits           60,284      (60,981)             -           -             -           (156)          (853)
                              -----------   ----------    -----------   ----------    ---------    ------------    ----------
       Total financial
        liabilities           $  119,226    $   5,164     $        -    $      -      $      -     $     (156)     $ 124,234
                              ===========   ==========    ===========   ==========    =========    ============    ==========



  (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

 The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2012:


                                               TOTAL REALIZED AND
                                               UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                            -------------------------
                                                            OTHER
                                                           COMPRE-
                               BALANCE AT      NET         HENSIVE       TRANSFERS     TRANSFERS                    BALANCE
                               BEGINNING      INCOME        INCOME         IN TO        OUT OF                     AT END OF
                                OF YEAR         (1)         (LOSS)        LEVEL 3      LEVEL 3      SETTLEMENTS       YEAR
                              -----------   ----------    -----------   ----------    ---------    ------------    ----------
   Policy and contract
      account balances        $   35,469    $  23,473     $        -    $      -      $      -     $        -      $  58,942
   Future policy and
      contract
      benefits                    81,183      (20,597)             -           -             -           (302)        60,284
                              -----------   ----------    -----------   ----------    ---------    ------------    ----------
       Total financial
         liabilities          $  116,652    $   2,876     $        -    $      -      $      -     $     (302)     $ 119,226
                              ===========   ==========    ===========   ==========    =========    ============    ==========



  (1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

 The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2013 was $(7,185), of which $59,090 was included in net realized investment gains (losses) and $(66,275) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2012 was $(4,796), of which $18,727 was included in net realized investment gains (losses) and $(23,523) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

 QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

 The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2013:

                                                                                                              RANGE
       LEVEL 3 INSTRUMENT         FAIR VALUE        VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
   ---------------------------    -----------    -------------------------    --------------------    ---------------------
   Fixed maturity securities,
     available-for-sale:

     Agencies not backed by
      the full faith and
      credit of the U.S.                                                      Yield/spread to
      government                  $    1,024        Discounted cash flow      U.S. Treasuries (1)            57 bps

                                                                              Yield/spread to           47 bps - 366 bps
      Corporate securities           935,202        Discounted cash flow      U.S. Treasuries (1)          (165 bps)

                                                                              Yield/spread to           47 bps - 792 bps
      Asset-backed securities         72,615        Discounted cash flow      U.S. Treasuries (1)          (204 bps)

   Liabilities:

      Policy and contract                           Discounted cash flow/     Mortality rates (2)     Annuity 2000 table
       account balances           $  125,087      Option pricing techniques   Lapse rates (3)                  0% to 16%
                                                                              Market volatility (6)            0% to 20%

                                                                                                           1983a and
      Future policy and contract                    Discounted cash flow/     Mortality rates (2)     annuity 2000 table
       benefits                         (853)      Option pricing techniques  Lapse rates (3)                  0% to 15%
                                                                              Utilization rates (4)           0% to 100%
                                                                              Withdrawal rates (5)              0% to 7%
                                                                              Market volatility (6)            0% to 20%
                                                                              Nonperformance
                                                                               risk spread (7)                    0.2%



  (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

  (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

  (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

  (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

  (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

  (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

  (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

 QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

 The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2012:

                                                                                                             RANGE
       LEVEL 3 INSTRUMENT         FAIR VALUE       VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
   ---------------------------    -----------    -------------------------    --------------------    ---------------------
   Fixed maturity securities,
     available-for-sale:

      Agencies not backed by
       the full faith and
       credit of the U.S.                                                     Yield/spread to
       government                 $    4,648       Discounted cash flow       U.S. Treasuries (1)            63 bps

                                                                              Yield/spread to           90 bps - 479 bps
      Corporate securities         1,028,566       Discounted cash flow       U.S. Treasuries (1)          (185 bps)

                                                                              Yield/spread to           53 bps - 465 bps
      Asset-backed securities         85,041       Discounted cash flow       U.S. Treasuries (1)          (165 bps)

   Liabilities:

      Policy and contract                          Discounted cash flow/      Mortality rates (2)     Annuity 2000 table
        account balances          $   58,942     Option pricing techniques    Lapse rates (3)                  0% to 16%
                                                                              Market volatility (6)            0% to 25%

                                                                                                           1983a and
      Future policy and contract                   Discounted cash flow/      Mortality rates (2)     annuity 2000 table
        benefits                      60,284     Option pricing techniques    Lapse rates (3)                  0% to 15%
                                                                              Utilization rates (4)           0% to 100%
                                                                              Withdrawal rates (5)              0% to 7%
                                                                              Market volatility (6)            0% to 23%
                                                                              Nonperformance
                                                                                 risk spread (7)                  0.2%


  (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

  (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

  (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

  (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

  (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

  (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

  (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

 Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

 SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

 The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

 FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

 For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

 POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

 For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

 For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

 NON-RECURRING FAIR VALUE MEASUREMENTS

 The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis:

                                                                                DECEMBER 31, 2013
                                                        ------------------------------------------------------------------
                                                           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Other invested assets:
      Real estate held for sale                         $          -     $          -      $      4,560      $      4,560
                                                        -------------    --------------    -------------     -------------
        Total financial assets                          $          -     $          -      $      4,560      $      4,560
                                                        =============    ==============    =============     =============

                                                                                DECEMBER 31, 2012
                                                        ------------------------------------------------------------------
                                                           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Other invested assets:
      Real estate held for sale                         $          -     $          -      $      4,755      $      4,755
                                                        -------------    --------------    -------------     -------------
        Total financial assets                          $          -     $          -      $      4,755      $      4,755
                                                        =============    ==============    =============     =============


 Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair value is obtained from third-party and/or internal appraisals for each of the acquired properties less estimated costs to sell. The estimated fair value is categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

 FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

 The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

 The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                       DECEMBER 31, 2013
                                      ------------------------------------------------------------------------------------
                                        CARRYING                                      FAIR
                                          VALUE                                       VALUE
                                      --------------    ------------------------------------------------------------------
                                          TOTAL           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                      --------------    -------------     -------------    -------------     -------------
    Assets:
       Mortgage loans, net            $  1,760,316      $          -      $          -     $  1,768,515      $  1,768,515
       Policy loans                        356,696                 -                 -          410,567           410,567

    Liabilities:
       Deferred annuities             $  2,464,519      $          -      $          -     $  2,559,824      $  2,559,824
       Annuity certain contracts            78,251                 -                 -           82,937            82,937
       Other fund deposits               1,954,808                 -                 -        1,950,305         1,950,305
       Supplementary contracts
         without life contingencies         76,613                 -                 -           76,613            76,613
       Short-term debt                      50,000                 -                 -           50,000            50,000
       Long-term debt                      318,000                 -                 -          320,311           320,311
       Separate account liabilities     11,738,365         2,860,719         8,873,381            4,265        11,738,365


                                                                       DECEMBER 31, 2012
                                      ------------------------------------------------------------------------------------
                                        CARRYING                                      FAIR
                                          VALUE                                       VALUE
                                      --------------    ------------------------------------------------------------------
                                          TOTAL           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                      --------------    -------------     -------------    -------------     -------------
    Assets:
       Mortgage loans, net            $  1,538,502      $          -      $          -     $  1,621,871      $  1,621,871
       Policy loans                        352,756                 -                 -          432,372           432,372

    Liabilities:
       Deferred annuities             $  2,566,965      $          -      $          -     $  2,719,308      $  2,719,308
       Annuity certain contracts            81,624                 -                 -           91,152            91,152
       Other fund deposits               1,913,680                 -                 -        1,925,248         1,925,248
       Supplementary contracts
         without life contingencies         72,361                 -                 -           72,361            72,361
       Short-term debt                      50,000                 -                 -           50,000            50,000
       Long-term debt                      268,000                 -                 -          270,236           270,236
       Separate account liabilities      9,578,276         2,411,027         7,166,803              446         9,578,276

 Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

 The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2013 and 2012 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

 The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

 The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

 Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

 The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

 The carrying value of the Company's fixed maturity portfolio totaled $11,192,142 and $11,203,122 at December 31, 2013 and 2012, respectively. Fixed maturity securities represent 76.1% and 77.7% of total invested assets at December 31, 2013 and 2012, respectively. At December 31, 2013 and 2012 publicly traded fixed maturity securities comprised 79.2% and 79.3%, respectively, of the total fixed maturity portfolio.

 The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

 The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

 The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,834,149 and $1,628,421 agency backed RMBS and $110,021 and $196,170 non-agency backed RMBS as of December 31, 2013 and 2012, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2013 was $24,772 with unrealized losses totaling $372. The fair value of the Company's subprime securities as of December 31, 2012 was $54,144 with unrealized losses totaling $1,158.

 The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

 The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $405,065 and $322,964 as of December 31, 2013 and 2012, respectively.

 The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                GROSS            GROSS
                                              AMORTIZED       UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2013                            COST            GAINS            LOSSES         AOCL (1)        FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------

    U.S. government securities               $   334,064     $     21,479      $     6,259     $        -      $   349,284
    Agencies not backed by the full faith
     and credit of the U.S. government           381,881            4,332           26,349              -          359,864
    Foreign government securities                 44,558            3,864                -              -           48,422
    Corporate securities                       6,545,791          392,515           92,743         (3,937)       6,849,500
    Asset-backed securities                      432,732           20,601            4,530         (1,303)         450,106
    CMBS                                       1,137,387           34,851           30,578         (8,474)       1,150,134
    RMBS                                       1,906,464           63,243           21,813          3,724        1,944,170
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities,
           available-for-sale                 10,782,877          540,885          182,272         (9,990)      11,151,480
    Equity securities - unaffiliated             336,108           73,038            5,737              -          403,409
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $11,118,985     $    613,923      $   188,009     $   (9,990)     $11,554,889
                                             ============    =============    =============    ============    =============

  (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

 The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows (Continued):

                                                                GROSS            GROSS
                                               AMORTIZED      UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2012                             COST           GAINS            LOSSES         AOCL (1)       FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $   351,678     $     36,616      $       442     $        -     $     387,852
    Agencies not backed by the full faith
     and credit of the U.S. government           189,441           11,209            1,442              -           199,208
    Foreign government securities                 48,309            9,195                -              -            57,504
    Corporate securities                       6,392,095          696,526            5,783         (7,743)        7,090,581
    Asset-backed securities                      436,413           39,777              689         (4,342)          479,843
    CMBS                                       1,029,303           74,369            2,322        (14,633)        1,115,983
    RMBS                                       1,687,349          146,730            1,112          8,376         1,824,591
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities,
           available-for-sale                 10,134,588        1,014,422           11,790        (18,342)       11,155,562
    Equity securities - unaffiliated             271,869           49,030            3,627              -           317,272
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $10,406,457     $  1,063,452      $    15,417     $  (18,342)     $ 11,472,834
                                             ============    =============    =============    ============    =============


  (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

 The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                                 GROSS            GROSS
                                              AMORTIZED       UNREALIZED       UNREALIZED         OTTI IN
    DECEMBER 31, 2013                            COST            GAINS            LOSSES           AOCL         FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $    13,829     $          -      $       202     $         -     $     13,627
    Corporate securities                          23,806            1,090              870               -           24,026
    Asset-backed securities                        3,024                -               15               -            3,009
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities           40,659            1,090            1,087               -           40,662
    Equity securities - unaffiliated               1,403              253                -               -            1,656
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $    42,062     $      1,343      $     1,087     $         -     $     42,318
                                             ============    =============    =============    ============    =============

                                                                 GROSS            GROSS
                                              AMORTIZED       UNREALIZED        UNREALIZED       OTTI IN
    DECEMBER 31, 2012                            COST            GAINS            LOSSES           AOCL         FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $     9,151     $          6      $        13     $         -     $      9,144
    Corporate securities                          27,376            3,323                -               -           30,699
    Asset-backed securities                        7,122              595                -               -            7,717
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities           43,649            3,924               13               -           47,560
    Equity securities - unaffiliated               4,789              906                3               -            5,692
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $    48,438     $      4,830      $        16     $         -     $     53,252
                                             ============    =============    =============    ============    =============

 The amortized cost and fair value of fixed maturity securities at December 31, 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                  AVAILABLE-FOR-SALE
                                                           AVAILABLE-FOR-SALE                     SECURITIES ON LOAN
                                                    ----------------------------------    -----------------------------------
                                                       AMORTIZED             FAIR             AMORTIZED            FAIR
                                                          COST              VALUE               COST               VALUE
                                                    ---------------    ---------------    ---------------     ---------------
    Due in one year or less                         $      498,669     $      508,383     $            -      $            -
    Due after one year through five years                2,103,552          2,286,747              6,258               6,626
    Due after five years through ten years               3,464,110          3,621,539             23,448              23,119
    Due after ten years                                  1,239,963          1,190,401              7,929               7,908
                                                    ---------------    ---------------    ---------------     ---------------
                                                         7,306,294          7,607,070             37,635              37,653
    Asset-backed and mortgage-backed
       securities                                        3,476,583          3,544,410              3,024               3,009
                                                    ---------------    ---------------    ---------------     ---------------
         Total                                      $   10,782,877     $   11,151,480     $       40,659      $       40,662
                                                    ===============    ===============    ===============     ===============


 The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                        DECEMBER 31, 2013
                                       -------------------------------------------------------------------------------------
                                                 LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                       -----------------------------------------    ----------------------------------------
                                                                                                                UNREALIZED
                                                                     UNREALIZED                                 LOSSES AND
                                                      AMORTIZED      LOSSES AND                   AMORTIZED       OTTI IN
                                       FAIR VALUE        COST       OTTI IN AOCL    FAIR VALUE       COST           AOCL
                                       ----------    -----------   -------------    ----------    ----------    ------------
    U.S. government securities         $ 214,931     $  220,885    $      5,954     $   2,931     $   3,236     $       305
    Agencies not backed by the full
     faith and credit of the U.S.
     government                          220,306        242,301          21,995        13,006        17,360           4,354
    Corporate securities               1,317,137      1,394,311          77,174        98,017       113,586          15,569
    Asset-backed securities              100,801        105,021           4,220         2,794         3,104             310
    CMBS                                 440,581        466,902          26,321        38,646        43,302           4,656
    RMBS                                 760,756        782,389          21,633        43,150        50,587           7,437
    Equity securities - unaffiliated      65,183         70,860           5,677         2,097         2,157              60


                                                                        DECEMBER 31, 2012
                                       -------------------------------------------------------------------------------------
                                                 LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                       -----------------------------------------    ----------------------------------------
                                                                                                                 UNREALIZED
                                                                     UNREALIZED                                  LOSSES AND
                                                      AMORTIZED      LOSSES AND                    AMORTIZED       OTTI IN
                                       FAIR VALUE        COST       OTTI IN AOCL    FAIR VALUE       COST           AOCL
                                       ----------    -----------   -------------    ----------    ----------    ------------
    U.S. government securities         $ 160,563     $  161,005    $        442     $       -     $       -     $         -
    Agencies not backed by the full
     faith and credit of the U.S.
     government                           19,460         20,902           1,442             -             -               -
    Corporate securities                 271,896        277,076           5,180         4,157         4,760             603
    Asset-backed securities                3,274          3,276               2        11,093        11,781             688
    CMBS                                  78,921         79,345             424        34,998        37,526           2,528
    RMBS                                  20,265         20,823             558        65,764        79,890          14,126
    Equity securities - unaffiliated      59,607         61,951           2,344         4,417         5,700           1,283

 The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                        DECEMBER 31, 2013
                                       -------------------------------------------------------------------------------------
                                                 LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                       -----------------------------------------    ----------------------------------------
                                                                                                                UNREALIZED
                                                                    UNREALIZED                                  LOSSES AND
                                                      AMORTIZED     LOSSES AND                    AMORTIZED       OTTI IN
                                       FAIR VALUE       COST       OTTI IN AOCL     FAIR VALUE       COST           AOCL
                                       ----------    -----------   -------------    ----------    ----------    ------------
    U.S. government securities         $  13,627     $   13,829    $        202     $       -     $       -     $         -
    Corporate securities                  10,684         11,554             870             -             -               -
    Asset-backed securities                3,009          3,024              15             -             -               -


                                                                        DECEMBER 31, 2012
                                       -------------------------------------------------------------------------------------
                                                 LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                       -----------------------------------------    ----------------------------------------
                                                                                                                UNREALIZED
                                                                    UNREALIZED                                  LOSSES AND
                                                      AMORTIZED     LOSSES AND                    AMORTIZED       OTTI IN
                                       FAIR VALUE       COST        OTTI IN AOCL    FAIR VALUE       COST           AOCL
                                       ----------    -----------   -------------    ----------    ----------    ------------
    U.S. government securities         $   3,854     $    3,867    $         13     $       -     $       -     $         -
    Equity securities - unaffiliated         261            264               3             -             -               -


 For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2013, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

 The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2013.

 U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

 Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

 Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

 Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

 The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2013, 94.3% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2013, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer. The fair values of these securities were 58.9% investment grade (BBB or better). Credit support for the RMBS holdings remains high.

 The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2013, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer. The fair values of these securities were 100% investment grade.

 Equity securities with unrealized losses at December 31, 2013 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

 At December 31, 2013 and 2012, fixed maturity securities and cash equivalents with a carrying value of $24,605 and $25,548, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

 The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,760,316 and $1,538,502 at December 31, 2013 and 2012, respectively.

 All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

 The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                                                                            2013               2012
                                                                                       ---------------    ---------------
    Industrial                                                                         $      702,020     $      584,598
    Office buildings                                                                          384,787            372,045
    Retail facilities                                                                         368,865            323,974
    Apartment                                                                                 196,878            167,751
    Other                                                                                     107,766             90,134
                                                                                       ---------------    ---------------
         Total                                                                         $    1,760,316     $    1,538,502
                                                                                       ===============    ===============

 If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

 A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

 The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                                         2013               2012                2011
                                                                    ---------------     --------------     ---------------
    Balance at beginning of year                                    $        3,800      $       4,130      $        3,700
          Addition to (release of) allowance                                   877               (330)              1,830
          Write-downs, net of recoveries                                         -                  -              (1,400)
                                                                    ---------------     --------------     ---------------
    Balance at end of year                                          $        4,677      $       3,800      $        4,130
                                                                    ===============     ==============     ===============

    End of year valuation allowance basis:
          Specific allowance                                        $        3,094      $       1,221      $        1,035
          General allowance                                                  1,583              2,579               3,095
                                                                    ---------------     --------------     ---------------
    Total valuation allowance                                       $        4,677      $       3,800      $        4,130
                                                                    ===============     ==============     ===============


 As of December 31, 2013, the Company had 3 loans with a total carrying value of $17,974 net of a $3,094 specific valuation allowance. As of December 31, 2013, The Company had 7 loans with a total carrying value of $18,574, net of a $1,583 general valuation allowance. The 3 loans having a specific valuation allowance were held in the office and retail facilities classes. For those 3 loans, the interest income recognized for the year ended December 31, 2013 was $1,188. In addition, two of the loans that had a specific valuation allowance were modified in a troubled debt restructuring and one was in the process of foreclosure. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2013. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2013.

 As of December 31, 2012, the Company had three loans with a total carrying value of $12,721, net of a $1,221 specific valuation allowance. As of December 31, 2012, The Company had 16 loans with a total carrying value of $39,245, net of a $2,579 general valuation allowance. The three loans having a specific valuation allowance were held in the industrial, office and retail facilities classes. For those three loans, the interest income recognized for the year ended December 31, 2012 was $882. In addition, these three loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2012.

 As of December 31, 2013, the Company had one delinquent mortgage loan.

 The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

 The following table provides a summary of performing and nonperforming mortgage loans as of December 31:

                                                                                            2013               2012
                                                                                       ---------------    ---------------
    Performing mortgage loans                                                          $    1,753,116     $    1,538,502
    Nonperforming mortgage loans                                                                7,200                  -
                                                                                       ---------------    ---------------
         Total                                                                         $    1,760,316     $    1,538,502
                                                                                       ===============    ===============


 The one loan classsified as a nonperforming mortgage loan at December 31, 2013 was held in the office buildings class.

 Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

 The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:


                                                                          2013                2012               2011
                                                                     ---------------     ---------------     --------------
    Number of properties acquired                                                -                    2                  2
    Carrying value of mortgage loans prior to real estate
       acquisition                                                   $           -       $        8,420      $       8,065
    Loss recognized upon acquisition in satisfaction of debt                     -                    -             (2,865)


    ALTERNATIVE INVESTMENTS

 Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location
 - both domestic and international.

 The Company's composition of alternative investments by type were as follows:

                                                            DECEMBER 31, 2013                     DECEMBER 31, 2012
                                                    ----------------------------------    ----------------------------------
                                                       CARRYING           PERCENT            CARRYING            PERCENT
                                                        VALUE             OF TOTAL            VALUE              OF TOTAL
                                                    ---------------    ---------------    ---------------     ---------------
    Alternative investments
        Private equity funds                        $      289,908              58.5%     $      289,248               58.5%
        Mezzanine debt funds                               203,391              41.1%            202,033               40.8%
        Hedge funds                                          1,920               0.4%              3,609                0.7%
                                                    ---------------    ---------------    ---------------     ---------------
             Total alternative investments          $      495,219             100.0%     $      494,890              100.0%
                                                    ===============    ===============    ===============     ===============

    NET INVESTMENT INCOME

 Net investment income for the years ended December 31 was as follows:

                                                                         2013               2012               2011
                                                                    ---------------    ---------------    ---------------

    Fixed maturity securities                                       $      514,123     $      514,058     $      504,157
    Equity securities                                                       12,418              9,493              8,131
    Mortgage loans                                                          93,430             88,753             84,450
    Policy loans                                                            24,121             24,513             24,600
    Cash equivalents                                                            38                 11                 86
    Alternative investments                                                 16,036             11,548             13,948
    Derivative instruments                                                    (217)                23                627
    Other invested assets                                                    1,308              2,198              2,868
                                                                    ---------------    ---------------    ---------------
       Gross investment income                                             661,257            650,597            638,867
    Investment expenses                                                    (22,249)           (21,264)           (20,743)
                                                                    ---------------    ---------------    ---------------
       Total                                                        $      639,008     $      629,333     $      618,124
                                                                    ===============    ===============    ===============


    NET REALIZED INVESTMENT GAINS (LOSSES)

 Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                         2013               2012               2011
                                                                    ---------------    ---------------    ---------------
    Fixed maturity securities                                       $      (1,476)     $      37,112      $      20,734
    Equity securities                                                      19,860             10,741              6,546
    Mortgage loans                                                           (762)               215             (4,138)
    Alternative investments                                                16,843             26,249             39,886
    Derivative instruments                                                (71,487)             9,015            (10,518)
    Other invested assets                                                    (407)              (723)            (1,823)
    Securities held as collateral                                             601                120                888
                                                                    ---------------    ---------------    ---------------
         Total                                                      $     (36,828)     $      82,729      $      51,575
                                                                    ===============    ===============    ===============

 Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:


                                                                         2013               2012               2011
                                                                    ---------------    ---------------    ---------------
    Fixed maturity securities, available-for-sale:
          Gross realized gains                                      $       32,084     $       44,456     $       47,267
          Gross realized losses                                            (33,065)            (7,057)           (20,995)
    Equity securities:
          Gross realized gains                                              22,890             14,682             14,107
          Gross realized losses                                             (2,893)            (3,228)            (4,332)
    Alternative investments:
          Gross realized gains                                              24,320             34,479             50,771
          Gross realized losses                                               (457)               (87)            (3,905)


 Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                          2013              2012               2011
                                                                     ---------------    --------------     --------------
    Fixed maturity securities
        Corporate securities                                         $          495     $           -      $           -
        Asset-backed securities                                                   -                 -              2,154
        RMBS                                                                      -               287              3,384
    Mortgage loans                                                                -               115              3,654
    Equity securities                                                           137               713              3,229
    Alternative investments                                                   7,020             8,143              6,980
    Other invested assets                                                       500               650                  -
                                                                     ---------------    --------------     --------------
         Total other-than-temporary impairments                      $        8,152     $       9,908      $      19,401
                                                                     ===============    ==============     ==============

 The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                         2013               2012               2011
                                                                    ---------------    ---------------    ---------------
    Balance at beginning of year                                    $       26,670     $       44,908     $       66,577
    Additions:
          Initial impairments - credit loss OTTI recognized on
             securities not previously impaired                                495                  -              3,087
          Additional impairments - credit loss OTTI recognized
             on securities previously impaired                                   -                287              2,451
    Reductions:
          Due to sales (or maturities, pay downs, or prepayments)
             during the period of securities previously credit
             loss OTTI impaired                                               (201)           (18,525)           (27,207)
                                                                    ---------------    ---------------    ---------------
    Balance at end of year                                          $       26,964     $       26,670     $       44,908
                                                                    ===============    ===============    ===============

(7) DERIVATIVE INSTRUMENTS

 Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

 Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

 The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                   DECEMBER 31, 2013                          DECEMBER 31, 2012
                                         ---------------------------------------    ---------------------------------------
                                                              FAIR VALUE                                 FAIR VALUE
                                                       -------------------------                  -------------------------
       PRELIMINARY
     UNDERLYING RISK                      NOTIONAL                   LIABILITIES     NOTIONAL                   LIABILITIES
        EXPOSURE        INSTRUMENT TYPE    AMOUNT        ASSETS          (1)          AMOUNT        ASSETS           (1)
    ------------------ ----------------- ----------    -----------   -----------    ----------    -----------   -----------
    Interest rate      Interest rate
                          swaps           $ 456,500     $   10,999    $   41,162     $ 356,500     $   30,888     $       -
                       Interest rate
                          swaptions         285,000          5,322             -       135,000          3,301             -
                       Interest rate
                          futures           406,950              7             7       574,900             10             -
                       Interest rate
                          caps              100,000          2,844             -       100,000          1,291             -
                       Interest rate
                          floors            160,000            789             -       160,000          4,024             -
                       TBAs                  28,640         28,703             -        45,315         48,161             -
    Foreign currency   Foreign currency
                          swaps              17,000          3,136             -        17,000            598             -
    Equity market      Equity futures       220,417              2             2       218,169              2             -
                       Equity options     2,799,602        172,573        60,035     2,150,540        107,418        13,721
                                         ----------    -----------   -----------    ----------    -----------    ----------
        Total
         derivatives                     $4,474,109     $  224,375    $  101,206    $3,757,424     $  195,693     $  13,721
                                         ==========    ===========   ===========    ==========    ===========    ==========


  (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

 The Company has steadily increased the volume of derivatives trading throughout 2013 and 2012. This is evident through the increase in notional amounts in 2013.

 The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

 Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

 Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

 Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

 Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

 Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

 Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

 Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

 Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

 Equity index options are used by the Company primarily to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

 The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

 The following tables present the amount and location of gains (losses) recognized in income from derivatives:


                                                                           DECEMBER 31, 2013
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)             NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------

    Interest rate swaps                       $           (50,040)       $               (87)      $                  -
    Interest rate swaptions                                (3,054)                         -                          -
    Interest rate futures                                 (18,085)                         -                        (29)
    Interest rate caps                                      1,807                          -                          -
    Interest rate floors                                     (270)                      (601)                         -
    TBAs                                                      (68)                         -                          -
    Foreign currency swaps                                  2,562                        489                          -
    Foreign currency forwards                                (205)                       (18)                         -
    Equity futures                                        (25,137)                         -                     15,915
    Equity options                                        (40,134)                         -                     87,204
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $          (132,624)       $              (217)      $            103,090
                                              ======================     ======================    =======================

                                                                           DECEMBER 31, 2012
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)             NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $             8,576       $                (88)      $                  -
    Interest rate swaptions                                  (236)                         -                          -
    Interest rate futures                                   4,701                          -                        (56)
    Interest rate caps                                       (777)                         -                          -
    Interest rate floors                                    2,267                       (326)                         -
    TBAs                                                      686                          -                          -
    Foreign currency swaps                                  3,315                        435                          -
    Foreign currency forwards                                 (19)                         2                          -
    Equity futures                                        (19,305)                         -                     11,680
    Equity options                                        (11,092)                         -                     18,332
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $           (11,884)       $                23       $             29,956
                                              ======================     ======================    =======================


The following tables present the amount and location of gains (losses) recognized in income from derivatives (continued):

                                                                           DECEMBER 31, 2011
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)             NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $             24,140       $               (82)      $                  -
    Interest rate futures                                   26,686                         -                        (33)
    Interest rate floors                                     4,232                      (227)                         -
    TBAs                                                       244                       461                          -
    Foreign currency swaps                                    (457)                      442                          -
    Foreign currency forwards                                  (80)                       33                          -
    Equity futures                                          (8,462)                        -                     (3,741)
    Equity options                                           3,785                         -                     (7,640)
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $             50,088       $               627       $            (11,414)
                                              ======================     ======================    =======================


 The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

 The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

 The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $101,223 and $128,924 at December 31, 2013 and 2012, respectively, and the Company delivered collateral in the amount of $25,290 and $19,382 at December 31, 2013 and 2012, respectively. The Company maintained ownership of any collateral delivered.

    EMBEDDED DERIVATIVES

 The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

 The following table presents the fair value of the Company's embedded derivatives at December 31:


                                                                                            2013               2012
                                                                                       ---------------    ---------------
    Embedded derivatives within annuity products:
      Minimum guaranteed withdrawal benefits                                           $       6,551      $     (47,903)
      Guaranteed payout floors                                                                (5,698)           (12,381)
      Other                                                                                   (4,472)            (4,107)

    Embedded derivatives within life insurance products:
      Equity-linked index credits                                                      $    (120,615)     $     (54,835)

 The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                                         2013               2012               2011
                                                                    ---------------    ---------------    ---------------
    Embedded derivatives within annuity products:
      Net realized investment gains (losses)                        $      61,137      $       20,899     $     (60,606)
      Policyholder benefits                                                  (365)                436              (712)

    Embedded derivatives within life insurance products:
      Policyholder benefits                                         $     (65,780)     $      (23,909)    $         544


 At December 31, 2013 and 2012, fixed maturity and equity securities with a carrying value of $25,290 and $19,382, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8) VARIABLE INTEREST ENTITIES

 The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

 The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

 As of December 31, 2013 and 2012, the Company was the primary beneficiary for relationships with certain entities and development stage companies related to our business that were considered VIEs and consolidated.

 The following table summarizes the impact of consolidation to the consolidated balance sheets as of December 31:


                                                                     2013
                                                                ---------------
    Other invested assets                                       $         (300)
    Cash and cash equivalents                                              394
    Other assets                                                            65
    Income tax liability - current                                           3
    Accrued commissions and expenses                                        69
    Other liabilities                                                       87

 The following table summarizes the impact of consolidation to the consolidated statements of operations and comprehensive income (loss) for the year ended December 31:

                                                                  2013
                                                             ---------------
    Commission income                                        $          114
    General operating expenses                                          110
    Current income tax expense                                            4

    NON-CONSOLIDATED VIES

 The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 6 for details regarding the carrying amount and classification of these assets.

 In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $495,219 and $494,890 and the maximum exposure was $801,943 and $773,039 at December 31, 2013 and 2012, respectively.

(9) NET FINANCE RECEIVABLES

 The Company has defined a portfolio segment as the portfolio in total with the class segments as direct installment loans and retail installment notes.

 Finance receivables as of December 31 were as follows:



                                                  2013               2012
                                             ---------------    ---------------
    Direct installment loans                 $      323,700     $      295,222
    Retail installment notes                         49,512             39,060
                                             ---------------    ---------------
            Gross finance receivables               373,212            334,282
    Accrued interest and charges                      6,264              5,636
    Unearned finance charges                       (103,176)           (89,760)
    Allowance for losses                            (14,781)           (13,396)
                                             ---------------    ---------------
            Finance receivables, net         $      261,519     $      236,762
                                             ===============    ===============

 Direct installment loans at December 31, 2013 and 2012 consisted of $222,715 and $205,984, respectively, of discount basis loans, net of unearned finance charges and unearned charges, and $10,108 and $8,833, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.


 Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2013 were as follows:

    2014                                                     $        1,810
    2015                                                             23,953
    2016                                                             93,347
    2017                                                            142,590
    2018                                                             13,989
    2019 and thereafter                                                 611
                                                             ---------------
         Total finance receivables, net of unearned finance
          charges                                                   276,300
    Allowance for losses                                            (14,781)
                                                             ---------------
            Finance receivables, net                         $      261,519
                                                             ===============

 During the years ended December 31, 2013, 2012 and 2011, principal cash collections of direct installment loans were $110,650, $100,486 and $89,667, respectively, and the percentages of these cash collections to average net balances were 52%, 51% and 50%, respectively. Retail installment notes principal cash collections were $44,410, $40,276 and $39,342, respectively, and the percentages of these cash collections to average net balances were 140%, 146% and 151% for the years ended December 31, 2013, 2012 and 2011, respectively.

 Direct installment loans and retail installment notes are reported on a contractual past-due aging. Past-due accounts (gross finance receivables) as of December 31, 2013 were as follows:

    Direct installment loans:
         30-60 days past due                                    $       12,107
         61-90 days past due                                             7,059
         91 days or more past due                                       18,405
                                                                ---------------
            Total direct installment loans                              37,571
    Retail installment notes:
         30-60 days past due                                               945
         61-90 days past due                                               545
         91 days or more past due                                        1,173
                                                                ---------------
            Total  retail installment notes                              2,663
                                                                ---------------
               Total gross finance receivables past due         $       40,234
                                                                ===============

    Percentage of gross finance receivables                              10.8%

 The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.3% and 5.4%, at December 31, 2013 and 2012, respectively.

 Changes in the allowance for losses for the years ended December 31 were as follows:

                                                                         2013               2012               2011
                                                                    ---------------    ---------------    ---------------
    Balance at beginning of year                                    $       13,396     $       12,406     $       11,335
    Provision for credit losses                                             11,635              9,090              8,933
    Charge-offs                                                            (15,030)           (12,780)           (12,303)
    Recoveries                                                               4,780              4,680              4,441
                                                                    ---------------    ---------------    ---------------
    Balance at end of year                                          $       14,781     $       13,396     $       12,406
                                                                    ===============    ===============    ===============

 The following table provides additional information about the allowance for losses as of December 31:

                                                               2013               2012
                                                          ---------------    ---------------
    Non-impaired gross finance receivables:
       Gross receivables balance                          $      365,342     $      327,273
       General reserves                                           14,469             13,115

    Impaired gross finance receivables (including TDRs):
       Gross receivables balance                          $        7,870     $        7,009
       General reserves                                              312                281

 All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The average balance of impaired loans, excluding TDRs, during the years ended December 31, 2013 and 2012 was $9 and $22, respectively. There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2013 or 2012.

 The net investment in receivables on which the accrual of finance charges and interest was suspended and which are being accounted for on a cash basis at December 31, 2013 and 2012 was $26,201 and $23,305, respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2013 and 2012.

 Loans classified as TDRs were $7,865 and $6,991 at December 31, 2013 and 2012, respectively. For the years ended December 31, 2013 and 2012, the Company modified $9,457 and $8,992, respectively, of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2013, $4,821 subsequently experienced a payment default, during 2013. For loans modified as TDRs during 2012, $4,422 subsequently experienced a payment default during 2012. The Company recognized interest income of $1,383 and $1,213 from loans classified as TDRs for the years ended December 31, 2013 and 2012, respectively.

 The Company monitors the credit quality of its financing receivables by borrower type including retail loan borrowers and new, existing, former, and refinance for direct installment loan borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Refinance borrowers include customers who have had terms of their original loan(s) restructured. These customers would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

 The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2013 and 2012. The Company's credit risk profiles are based on customer type, customer creditworthiness, and customer performance.

                                                                                           2013                2012
                                                                                      ---------------     ---------------
    Customer type:
         New borrower                                                                 $       49,833      $       33,907
         Former borrower                                                                      31,415              28,074
         Existing borrower                                                                   220,555             206,398
         Refinance borrower                                                                   21,897              26,843
         Retail borrower                                                                      49,512              39,060
                                                                                      ---------------     ---------------
            Total gross finance receivables                                           $      373,212      $      334,282
                                                                                      ===============     ===============
    Customer creditworthiness:
         Non-bankrupt gross finance receivables:
            Direct installment loans                                                  $      322,333      $      293,835
            Retail installment notes                                                          49,401              38,949
                                                                                      ---------------     ---------------
               Total non-bankrupt gross finance receivables                                  371,734             332,784
         Bankrupt gross finance receivables:
            Direct installment loans                                                           1,367               1,387
            Retail installment notes                                                             111                 111
                                                                                      ---------------     ---------------
               Total bankrupt gross finance receivables                                        1,478               1,498
                                                                                      ---------------     ---------------
                  Total gross finance receivables                                     $      373,212      $      334,282
                                                                                      ===============     ===============
    Customer payment performance:
         Direct installment loans:
            Contractually performing, current to 30 days past due                     $      286,129      $      261,711
            Contractually performing, 31 to 60 days past due                                  12,107              11,456
            Contractually nonperforming, 61 or more days past due                             25,464              22,055
                                                                                      ---------------     ---------------
               Total direct installment loans                                                323,700             295,222
         Retail installment notes:
            Contractually performing, current to 30 days past due                             46,849              36,786
            Contractually performing, 31 to 60 days past due                                     945                 782
            Contractually nonperforming, 61 or more days past due                              1,718               1,492
                                                                                      ---------------     ---------------
               Total retail installment notes                                                 49,512              39,060
                                                                                      ---------------     ---------------
                  Total gross finance receivables                                     $      373,212      $      334,282
                                                                                      ===============     ===============

(10) INCOME TAXES

 Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                        2013                2012                2011
                                                                   ---------------     ----------------     --------------
    Computed income tax expense                                    $      80,233       $      119,769       $    101,014
    Difference between computed and actual tax expense:
         Dividends received deduction                                    (19,975)             (14,548)           (13,570)
         Tax credits                                                      (2,079)              (2,031)            (2,133)
         Change in valuation allowance                                        (8)                   1                 (2)
         Expense adjustments and other                                      (150)                 916               (384)
                                                                   ---------------     ----------------     --------------
             Total income tax expense                              $      58,021       $      104,107       $     84,925
                                                                   ===============     ================     ==============


 The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                   2013               2012
                                                              ---------------    ---------------
    Deferred tax assets:
         Policyholder liabilities                             $       65,330      $      53,305
         Pension, postretirement and other benefits                   15,867             18,435
         Tax deferred policy acquisition costs                       186,338            165,244
         Deferred gain on individual disability coinsurance            4,694              5,680
         Net realized capital losses                                 107,028             64,761
         Other                                                        16,907             12,746
                                                              ---------------    ---------------
            Gross deferred tax assets                                396,164            320,171
         Less valuation allowance                                          -                 (8)
                                                              ---------------    ---------------
            Deferred tax assets, net of valuation allowance          396,164            320,163

    Deferred tax liabilities:
         Deferred policy acquisition costs                           280,972            197,920
         Premiums                                                     18,909             17,076
         Real estate and property and equipment depreciation          10,974              9,983
         Basis difference on investments                              52,261             22,885
         Net unrealized capital gains                                191,441            408,460
         Ceding commissions and goodwill                               3,052              1,685
         Other                                                        24,270             16,684
                                                              ---------------    ---------------
            Gross deferred tax liabilities                           581,879            674,693
                                                              ---------------    ---------------
                Net deferred tax liability                    $      185,715      $     354,530
                                                              ===============    ===============

 As of December 31, 2013, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

 As of December 31, 2012, the Company recorded a valuation allowance of $8 related to tax benefits of certain state operating loss carryforwards. The valuation allowance reflected management's assessment based, on available information, that it was more likely than not that the deferred income tax asset for certain state operating loss carryforwards would not be realized. Management had determined that a valuation allowance was not required for other deferred tax items based on management's assessment that it was more likely than not that these deferred tax assets would be realized through future reversals of existing taxable temporary differences and future taxable income.

 The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2013, 2012, and 2011, was $(8), $1 and $(2),
 respectively.

 At December 31, 2013, state net operating loss carryforwards were $742 with the majority expiring in 2017 and 2019.

 Income taxes paid for the years ended December 31, 2013, 2012 and 2011, were $110,567, $113,692 and $63,508, respectively.

 A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:


                                                                    2013               2012
                                                               ---------------    ---------------
    Balance at beginning of year                               $       11,135     $       17,172
    Additions based on tax positions related to current year              892                752
    Reductions for tax positions of prior years                        (2,172)            (6,789)
                                                               ---------------    ---------------
    Balance at end of year                                     $        9,855     $       11,135
                                                               ===============    ===============

 Included in the balance of unrecognized tax benefits at December 31, 2013 are potential benefits of $3,680 that, if recognized, would affect the effective tax rate on income from operations.

 As of December 31, 2013, accrued interest and penalties of $1,320 are recorded as current income tax liabilities on the consolidated balance sheets and $207 is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income (loss).

 At December 31, 2013, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

 The consolidated federal income tax return for MMC and subsidiaries for 2012 is expected to be under examination by the IRS beginning in late 2014. In August 2013, the IRS completed their audit of the consolidated federal income tax returns for the years 2010 and 2011 on a fully agreed basis and the Company paid the taxes assessed as a result. With regard to years 2008 and 2009, the consolidated federal income tax returns were sent back to the IRS examining agent by the IRS Office of Appeals to resolve the one remaining issue in accordance with an Industry Director Directive put out by the IRS in 2012 on the matter; however, the audit has not yet concluded. The Company believes that any additional taxes assessed or refunded as a result of these examinations will not have a material impact on its financial position. In addition, the Company received additional interest with respect to some earlier tax years as the result of a claim for refund.

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

 The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation. During 2012, the Company adopted an amendment, effective January 1, 2013, to reduce the benefit formula.

 The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. During 2013, the Company amended the agents plan eliminating certain future benefits.

 The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                           PENSION BENEFITS                       OTHER BENEFITS
                                                    --------------------------------     ---------------------------------
                                                        2013              2012               2013              2012
                                                    --------------    --------------     --------------    ---------------
    Change in benefit obligation:
    Benefit obligation at beginning of year         $      70,909     $      65,672      $       8,099     $       8,296
    Service cost                                            1,990             1,995                181               142
    Interest cost                                           2,921             2,969                308               307
    Amendment                                                   -              (830)            (1,747)                -
    Actuarial loss (gain)                                  (6,337)            3,510               (587)             (263)
    Benefits paid                                          (2,622)           (2,407)              (504)             (383)
                                                    --------------    --------------     --------------    ---------------
    Benefit obligation at end of year               $      66,861     $      70,909      $       5,750     $       8,099
                                                    ==============    ==============     ==============    ===============

    Change in plan assets:
    Fair value of plan assets at beginning
       of year                                      $      58,985     $      54,279      $           -     $           -
    Actual return on plan assets                            3,973             3,721                  -                 -
    Employer contribution                                   3,546             3,392                504               383
    Benefits paid                                          (2,622)           (2,407)              (504)             (383)
                                                    --------------    --------------     --------------    ---------------
    Fair value of plan assets at end of year        $      63,882     $      58,985      $           -     $           -
                                                    ==============    ==============     ==============    ===============

    Net amount recognized:
    Funded status                                   $      (2,979)    $     (11,924)     $      (5,750)    $      (8,099)

    Amounts recognized on the consolidated
       balance sheets:
    Prepaid benefit cost                            $       1,164     $           -      $           -     $           -
    Accrued benefit cost                                   (4,143)          (11,924)            (5,750)           (8,099)
                                                    --------------    --------------     --------------    ---------------
    Net amount recognized                           $      (2,979)    $     (11,924)     $      (5,750)     $     (8,099)
                                                    ==============    ==============     ==============    ===============

    Weighted average assumptions used to
      determine benefit obligations:
    Discount rate                                           4.64%             3.75%              4.49%             3.53%
    Rate of compensation increase                           4.50%             4.50%                  -                 -

    Weighted average assumptions used to
      determine net periodic benefit costs:
    Expected long-term return on plan assets                5.22%             5.16%                  -                 -
    Discount rate                                           3.75%             4.21%              3.53%             4.09%
    Rate of compensation increase                           4.50%             5.00%                  -                 -

                                                           PENSION BENEFITS                      OTHER BENEFITS
                                                    --------------------------------     --------------------------------
                                                        2013              2012               2013              2012
                                                    --------------    --------------     --------------    --------------
    Components of net periodic benefit cost:
    Service cost                                    $       1,990     $       1,995      $         181     $         142
    Interest cost                                           2,921             2,969                308               307
    Expected return on plan assets                         (2,913)           (2,826)                 -                 -
    Prior service benefit amortization                        (80)               (4)              (676)             (675)
    Recognized net actuarial loss (gain)                    1,241               980                (66)             (217)
                                                    --------------    --------------     --------------    --------------
    Net periodic benefit cost                       $       3,159     $       3,114      $        (253)     $       (443)
                                                    ==============    ==============     ==============    ==============

    Other changes in plan assets and benefit
      obligations recognized in other
        comprehensive income (loss):
    Net gain (loss)                                 $       7,397     $      (2,615)     $         586     $         263
    Amortization of net loss (gain)                         1,241               980                (66)             (217)
    Amortization of prior service benefit                     (80)               (4)              (676)             (675)
    Amendment                                                   -               830              1,747                 -
                                                    --------------    --------------     --------------    --------------
    Total recognized in other comprehensive
        income (loss)                               $       8,558     $        (809)     $       1,591     $        (629)
                                                    ==============    ==============     ==============    ==============

    Amounts recognized in accumulated
      other comprehensive income (loss):
    Net actuarial gain (loss)                       $     (10,605)    $     (19,243)     $       2,940     $       2,420
    Prior service benefit                                     775               855              3,042             1,971
                                                    --------------    --------------     --------------    --------------
    Accumulated other comprehensive income
      (loss) at end of year                         $      (9,830)    $     (18,388)     $       5,982     $       4,391
                                                    ==============    ==============     ==============    ==============

    Accumulated benefit obligation                  $      63,097     $      66,460      $       5,750     $       8,099

    Plans with accumulated benefit obligation
      in excess of plan assets:
    Projected benefit obligation                    $      43,427     $      45,590
    Accumulated benefit obligation                         43,427            45,590
    Fair value of plan assets                              39,285            37,875


 Prepaid benefit costs are included in other assets and accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

 The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2014 are $80 and $539, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income
 (loss) into net periodic benefit cost in 2014 are $1,258 and $237, respectively. In 2014, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

 Estimated future benefit payments for pension and other postretirement plans:



                           PENSION                              MEDICARE
                           BENEFITS        OTHER BENEFITS        SUBSIDY
                        ---------------    ---------------    --------------
    2014                $        3,183     $          459     $           -
    2015                         3,202                400                 -
    2016                         3,273                401                 -
    2017                         3,331                362                 -
    2018                         3,416                338                 -
    2019 - 2023                 18,095              1,763                 -

 For measurement purposes, the assumed health care cost trend rates start at 8.0% in 2013 and decrease gradually to 5.0% for 2019 and remain at that level thereafter. For 2012, the assumed health care cost trend rates start at 9.0% in 2012 and decrease gradually to 5.5% for 2019 and remain at that level thereafter.

 The assumptions presented herein are based on pertinent information available to management as of December 31, 2013 and 2012. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2013 by $40 and the service cost and interest cost components of net periodic benefit costs for 2013 by $9. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2013 by $36 and the service cost and interest cost components of net periodic postretirement benefit costs for 2013 by $8.

 To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

 Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

 Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

 The target asset allocation as of December 31, 2013, for each of the broad investment categories, weighted for all plans combined is as follows:

    Equity securities                          13% to   25%
    Fixed maturity securities                  13% to   25%
    Insurance company general account          61% to   63%
    Other                                       0% to    2%

  The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                              2013               2012
                                         ---------------    ---------------
    Equity securities                              18%                17%
    Fixed maturity securities                      20%                19%
    Insurance company general account              62%                64%

 Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

 The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

 At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

 The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

 The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2013 and 2012. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

 Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

 The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

    Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

    Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

    Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

 The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

 Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

 The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

    DECEMBER 31, 2013                                 LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
    -------------------------------------------    ---------------    --------------    ---------------    --------------
    Investments in pooled separate accounts        $           -      $      24,597     $           -      $      24,597
    Insurance company general account                          -                  -            39,285             39,285
                                                   ---------------    --------------    ---------------    --------------
         Total financial assets                    $           -      $      24,597     $      39,285      $      63,882
                                                   ===============    ==============    ===============    ==============

    DECEMBER 31, 2012                                 LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
    -------------------------------------------    ---------------    --------------    ---------------    --------------
    Investments in pooled separate accounts (1)    $           -      $      21,110     $           -      $      21,110
    Insurance company general account                          -                  -            37,875             37,875
                                                   ---------------    --------------    ---------------    --------------
         Total financial assets                    $           -      $      21,110     $      37,875      $      58,985
                                                   ===============    ==============    ===============    ==============

  (1) Investments in pooled separate accounts previously included in Level 1 at December 31, 2012 have been reclassified to Level 2 to conform to the December 31, 2013 presentation.

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

 Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

    INSURANCE COMPANY GENERAL ACCOUNT

 Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities and are classified as Level 3.

 The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2013:

                                                                                         PURCHASES,
                                               BALANCE AT       TOTAL APPRECIATION       SALES AND        BALANCE AT
                                                BEGINNING       (DEPRECIATION) IN       SETTLEMENTS,        END OF
                                                 OF YEAR            FAIR VALUE               NET              YEAR
                                               ------------    ---------------------    --------------    -----------
    Insurance company general account          $    37,875     $             1,410      $          -      $   39,285


 The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2012:

                                                                                         PURCHASES,
                                               BALANCE AT       TOTAL APPRECIATION        SALES AND       BALANCE AT
                                                BEGINNING       (DEPRECIATION) IN       SETTLEMENTS,        END OF
                                                 OF YEAR            FAIR VALUE               NET             YEAR
                                               ------------    ---------------------    --------------    -----------
    Insurance company general account          $    36,274     $             1,601      $          -      $   37,875

 Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2013 and 2012. There were no transfers in to or out of level 3 for the years ending December 31, 2013 and 2012.

 The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

    PROFIT SHARING PLANS

 The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2013, 2012, and 2011 of $1,392, $1,440, and $1,038, respectively.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

 Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                                         2013               2012                2011
                                                                    ---------------     --------------     ---------------
    Balance at January 1                                            $      586,416      $     581,040      $      585,325
          Less:  reinsurance recoverable                                   521,021            518,521             520,524
                                                                    ---------------     --------------     ---------------
    Net balance at January 1                                                65,395             62,519              64,801
                                                                    ---------------     --------------     ---------------
    Incurred related to:
          Current year                                                     102,869             80,523              81,813
          Prior years                                                          619              7,248              (1,853)
                                                                    ---------------     --------------     ---------------

    Total incurred                                                         103,488             87,871              80,060
                                                                    ---------------     --------------     ---------------
    Paid related to:
          Current year                                                      63,525             60,759              56,713
          Prior years                                                       29,743             30,942              26,575
                                                                    ---------------     --------------     ---------------
    Total paid                                                              93,268             91,701              83,288
    Purchase of subsidiaries (1)                                                 -              6,706                 946
                                                                    ---------------     --------------     ---------------
    Net balance at December 31                                              75,615             65,395              62,519
          Plus:  reinsurance recoverable                                   489,861            521,021             518,521
                                                                    ---------------     --------------     ---------------
    Balance at December 31                                          $      565,476      $     586,416      $      581,040
                                                                    ===============     ==============     ===============

     (1) See note 17.

 In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

 As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $619, $7,248 and $(1,853) in 2013, 2012 and 2011,
 respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

 The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

 Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

 The effect of reinsurance on premiums for the years ended December 31 was as follows:


                              2013               2012               2011
                         ---------------    ---------------    ---------------
    Direct premiums      $    2,311,385     $    2,084,325     $    1,877,483
    Reinsurance assumed          31,925             25,732             28,201
    Reinsurance ceded          (557,204)          (446,229)          (363,685)
                         ---------------    ---------------    ---------------
         Net premiums    $    1,786,106     $    1,663,828     $    1,541,999
                         ===============    ===============    ===============

  Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss) were $512,414, $401,913 and $326,692 during 2013, 2012, and 2011, respectively.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

 The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

 The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

 The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income
 (loss). For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income (loss). There were no investment gains or losses on transfers of assets from the general account to the separate account during 2013, 2012 or 2011.

 The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

 At December 31, the Company had the following variable annuity contracts with guarantees:

                                                               2013                  2012
                                                         ------------------    ------------------
  Return of net deposits:
   In the event of death
    Account value                                        $       3,512,025     $       2,510,626
    Net amount at risk                                   $           4,711     $           8,238
    Average attained age of contractholders                           60.7                  59.8
   As withdrawals are taken
    Account value                                        $         269,630     $         254,827
    Net amount at risk                                   $             131     $           2,202
    Average attained age of contractholders                           68.7                  67.6

  Return of net deposits plus a minimum return:
   In the event of death
    Account value                                        $         201,998     $         176,664
    Net amount at risk                                   $          15,460     $          20,652
    Average attained age of contractholders                           66.7                  65.6
   At annuitization
    Account value                                        $         606,217     $         516,504
    Net amount at risk                                   $               -     $               -
    Weighted average period remaining until expected
      annuitization (in years)                                         5.0                   5.4
   As withdrawals are taken
    Account value                                        $       1,878,052     $       1,019,906
    Net amount at risk                                   $           7,995     $          29,739
    Average attained age of contractholders                           62.8                  62.8

  Highest specified anniversary account value:
    In the event of death
    Account value                                        $         769,018     $         614,364
    Net amount at risk                                   $           5,084     $          10,168
    Average attained age of contractholders                           61.2                  60.2

  Guaranteed payout annuity floor:
    Account value                                        $          52,817     $          45,861
    Net amount at risk                                   $               6     $              23
    Average attained age of contractholders                           72.9                  71.6

 At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                        2013                  2012
                                                  ------------------    ------------------

  Account value (general and separate accounts)   $       4,730,037     $       3,694,328
  Net amount at risk                              $      47,279,305     $      45,181,638
  Average attained age of policyholders                        49.0                  49.0


 Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2013 were as follows:

                                    MINIMUM GUARANTEED
                                     DEATH AND INCOME      GUARANTEED PAYOUT     MINIMUM GUARANTEED     UNIVERSAL LIFE AND
                                         BENEFITS            ANNUITY FLOOR       WITHDRAWAL BENEFIT       VARIABLE LIFE
                                    -------------------    -------------------   -------------------    -------------------

    Balance at beginning of year    $           2,370      $          12,381     $          47,903      $          49,120
    Incurred guarantee benefits                   749                 (6,527)              (54,454)                24,310
    Paid guaranteed benefits                     (396)                  (156)                    -                (11,262)
                                    -------------------    -------------------   -------------------    -------------------
    Balance at end of year          $           2,723      $           5,698     $          (6,551)     $          62,168
                                    ===================    ===================   ===================    ===================


 Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2012 were as follows:



                                     MINIMUM GUARANTEED
                                     DEATH AND INCOME       GUARANTEED PAYOUT    MINIMUM GUARANTEED     UNIVERSAL LIFE AND
                                         BENEFITS            ANNUITY FLOOR       WITHDRAWAL BENEFIT       VARIABLE LIFE
                                    -------------------    -------------------   -------------------    -------------------
    Balance at beginning of year    $           2,067      $          15,272     $          65,911      $          39,874
    Incurred guarantee benefits                 1,675                 (2,588)              (18,008)                19,688
    Paid guaranteed benefits                   (1,372)                  (303)                    -                (10,442)
                                    -------------------    -------------------   -------------------    -------------------
    Balance at end of year          $           2,370      $          12,381     $          47,903      $          49,120
                                    ===================    ===================   ===================    ===================


 The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

 The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2013 and 2012 (except where noted otherwise):

- Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
- Mean investment performance was 5.45% and 6.48% for 2013 and 2012, respectively, and is consistent with DAC projections over a 10 year period.
-  Annualized monthly standard deviation was 15.28%.
-  Assumed mortality was 100% of the A2000 table.
- Lapse rates varied by contract type and policy duration, ranging from 1.00% to 15.00% and 1.00% to 17.25% for 2013 and 2012, respectively, with an average of 8.00% for 2013 and 2012.
- Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

 The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2013 and 2012 (except where noted otherwise):

- Separate account investment performance assumption was 8.00%.
- Assumed mortality was 100% of pricing levels.
- Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
- Long-term general account discount rate grades up to 7.00% over five years for 2013 and 2012.
- Separate account discount rate was 7.73%.

 Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:


                                                   VARIABLE ANNUITY CONTRACTS               VARIABLE LIFE CONTRACTS
                                               ------------------------------------   ------------------------------------
                                                     2013                2012               2013                2012
                                               ----------------    ----------------   ----------------    ----------------
  Equity                                       $     2,355,948     $     1,742,620    $     1,669,163     $     1,559,638
  Bond                                                 867,350             676,026            211,647             146,037
  Balanced                                           1,074,541             704,544            347,928             141,131
  Money market                                          51,619              54,670             27,093              29,316
  Mortgage                                              57,621              54,377             36,281              40,617
  Real estate                                           75,962              69,417             47,529              48,615
                                               ----------------    ----------------   ----------------    ----------------
       Total                                   $     4,483,041     $     3,301,654    $     2,339,641     $     1,965,354
                                               ================    ================   ================    ================

(15)     UNREMITTED PREMIUMS AND CLAIMS PAYABLE

 The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2013 and 2012, the liability associated with unremitted premiums and claims payable was $21,530 and $21,615, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2013 and 2012, the Company had restricted the use of $21,530 and $21,615, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) SHORT-TERM AND LONG-TERM DEBT

 Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principle balance. Short-term debt is debt coming due in the next 12 months.

    SHORT-TERM DEBT

 The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                            LIABILITY                             COLLATERAL
                                               ------------------------------------   ------------------------------------
                                                    2013                2012               2013                2012
                                               ----------------    ----------------   ----------------    ----------------

   Reverse repurchase agreement                $        50,000     $        50,000    $        52,733     $        54,838


 Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income
 (loss).

    LONG-TERM DEBT

 The following table provides a summary of long-term debt as of December 31:


                                                      LIABILITY
                                         ------------------------------------
                                              2013                2012
                                         ----------------    ----------------
   Surplus notes                         $       118,000     $       118,000
   Federal Home Loan Bank borrowings             200,000             150,000
                                         ----------------    ----------------
      Total long-term debt               $       318,000     $       268,000
                                         ================    ================

 In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. At December 31, 2013 and 2012, the balance of the surplus notes was $118,000. During 2012, the Company repurchased $2,000 of its outstanding surplus notes. The Company paid a market premium for the repurchase and as a result recorded a $622 loss on the transaction, which is included within general operating expenses on the consolidated statements of operations and comprehensive income (loss).

 All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2013 and 2012, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2013, 2012 and 2011 was $9,735, $9,782 and $9,900, respectively.

 The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2013 and 2012, accumulated amortization was $870 and $822, respectively.

 The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2013 have a maturity of 7 years with principal due at that time. The Company pledged $570,358 of fixed maturity CMBS and RMBS securities and mortgage loans as collateral as of December 31, 2013. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $300,414 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $18,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

 At December 31, 2013, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2014, $0; 2015, $0; 2016, $0; 2017, $0; 2018, $0; thereafter, $318,000.

 Total interest paid by the Company for the years ended December 31, 2013, 2012 and 2011 was $10,115, $9,874 and $9,900, respectively.

(17) BUSINESS COMBINATIONS

 During 2013, the Company acquired the account rights of certain insurance agencies. The aggregate purchase price of $10,696 was allocated to various assets and liabilities including $5,653 to finite-lived intangible assets and $4,481 to goodwill.

 During 2012, the Company acquired an insurance company. The purchase price paid in cash during 2012 was $34,444. The aggregate purchase price was allocated to assets, value of business acquired (VOBA) and liabilities. VOBA, which is included in DAC on the consolidated balance sheets, of $7,675 represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income (loss) was $2,157 and $3,871 for the years ended December 31, 2013 and 2012, respectively. No goodwill was recorded as part of the allocation of purchase price.

 During 2011, the Company acquired an insurance company. The aggregate purchase price of $45,780 consisted of $885 and $44,895 cash paid in 2012 and 2011, respectively. The aggregate purchase price was allocated to assets, VOBA and liabilities. VOBA of $1,852 represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income (loss) was $400, $340 and $153 for the years ended December 31, 2013, 2012 and 2011, respectively. No goodwill was recorded as part of the allocation of purchase price.

 The amount of acquisition-related additional cash consideration the Company may have to pay in 2014 and future years if certain thresholds are attained is $8,050 of which $6,125 was accrued at December 31, 2013.

(18) GOODWILL AND INTANGIBLE ASSETS

 The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                              2013                2012
                                         ----------------    ----------------
    Balance at beginning of year         $        40,675     $        39,711
    Additions                                      4,481                 964
                                         ----------------    ----------------
    Balance at end of year               $        45,156     $        40,675
                                         ================    ================

 A qualitative assessment of goodwill was performed during 2013. The Company assessed economic conditions, industry and market consideration in addition to overall financial performance of the reporting unit. It was determined that the fair value of the reporting unit is, more likely than not, greater than the carrying value and no further goodwill testing was completed and no impairment was recognized. The amount of intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:



                                           2013                2012
                                      ----------------    ----------------
    Balance at beginning of year      $        5,150      $        4,012
    Acquisitions                               5,653               3,079
    Amortization                              (2,187)             (1,941)
                                      ----------------    ----------------
    Balance at end of year            $        8,616      $        5,150
                                      ================    ================

 The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2013 include non-compete agreements amortizable on a straight-line basis over three years and customer lists amortized over their assigned economic useful lives. Intangible assets acquired during 2012 include non-compete agreements amortizable on a straight-line basis over three years and customer lists amortized over their assigned economic useful lives. The remaining intangible assets consist of customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2013, 2012 or 2011.

 Intangible asset amortization expense for 2013, 2012 and 2011 in the amount of $2,187, $1,941 and $1,882, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows:
 2014, $3,243 2015, $2,346; 2016, $1,465; 2017, $782; 2018, $408.

(19) RELATED PARTY TRANSACTIONS

 The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $19,538, $18,101 and $16,089 during 2013, 2012 and 2011, respectively. As of December 31, 2013 and 2012, the amount due to Advantus under these agreements was $7,656 and $7,038, respectively.

 The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $1,046, $975 and $971 for the years ended December 31, 2013, 2012 and 2011, respectively.

 Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2013, 2012 and 2011, the amounts transferred were $11,556, $10,272, and $10,501, respectively.

 The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2013 and 2012, the amount payable to the Company was $19,011 and $19,475, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2013, 2012, and 2011 were $66,366, $64,251 and $60,215, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2013, 2012 and 2011 was $24,264, $28,229 and $21,584,
 respectively. The amount payable to SFG at December 31, 2013 and 2012 was $2,908 and $3,963, respectively. As of December 31, 2013, the Company also had a receivable from SFG, in the amount of $1,262, related to the advance of future years' defined benefit plan expenses.

 In 2002, the Company sold a group variable universal life policy to SFG. The Company received premiums of $2,000, $2,000 and $2,000 in 2013, 2012 and 2011, respectively, for this policy. No claims were paid during 2013, 2012 and 2011. As of December 31, 2013 and 2012, reserves held under this policy were $31,885 and $25,662, respectively.

 The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $30,030, $23,614 and $18,309 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013 and 2012, commission revenue due to the Company from its affiliates was $2,263 and $2,232, respectively.

 Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $9,816, $7,623 and $4,319 in commission expenses related to the sales of these products for the years ended December 31, 2013, 2012 and 2011, respectively.

(20) OTHER COMPREHENSIVE INCOME (LOSS)

 Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

 The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                      DECEMBER 31, 2013
                                                                      ---------------------------------------------------
                                                                         BEFORE           TAX BENEFIT         NET OF
                                                                           TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $   (571,770)      $    202,325      $   (369,445)
       Less: Reclassification adjustment for gains (losses)
          included in net income                                           (33,626)            11,770           (21,856)
       Unrealized gains (losses) on securities - OTTI                       (8,352)             2,923            (5,429)
       Adjustment to deferred policy acquisition costs                     246,061            (86,122)          159,939
       Adjustment to reserves                                              110,274            (38,596)           71,678
       Adjustment to unearned policy and contract fees                     (99,756)            34,915           (64,841)
       Adjustment to pension and other postretirement plans                  9,730             (3,406)            6,324
       Less: Reclassification adjustment for expenses
          included in net income                                               419               (147)              272
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $   (347,020)      $    123,662      $   (223,358)
                                                                      ==============     ==============    ==============

 The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                      DECEMBER 31, 2012
                                                                      ---------------------------------------------------
                                                                         BEFORE           TAX BENEFIT         NET OF
                                                                           TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $     351,867      $    (124,306)    $     227,561
       Less: Reclassification adjustment for gains (losses)
        included in net income                                              (72,034)            25,212           (46,822)
       Unrealized gains (losses) on securities - OTTI                        17,222            (6,028)            11,194
       Adjustment to deferred policy acquisition costs                      (89,533)            31,337           (58,196)
       Adjustment to reserves                                               (44,051)            15,418           (28,633)
       Adjustment to unearned policy and contract fees                        9,761            (3,416)             6,345
       Adjustment to pension and other postretirement plans                  (1,438)               504              (934)
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $     171,794      $     (61,279)    $     110,515
                                                                      ==============     ==============    ==============

                                                                                      DECEMBER 31, 2011
                                                                      ---------------------------------------------------
                                                                         BEFORE           TAX BENEFIT         NET OF
                                                                           TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $     319,525      $    (111,423)    $     208,102
       Less: Reclassification adjustment for gains (losses)
        included in net income                                              (67,167)            23,508           (43,659)
       Unrealized gains (losses) on securities - OTTI                        30,660           (10,731)            19,929
       Adjustment to deferred policy acquisition costs                      (99,889)            34,961           (64,928)
       Adjustment to reserves                                               (72,822)            25,488           (47,334)
       Adjustment to unearned policy and contract fees                       57,267           (20,044)            37,223
       Adjustment to pension and other postretirement plans                  (9,688)             3,391            (6,297)
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $     157,886      $     (54,850)    $     103,036
                                                                      ==============     ==============    ==============

 Information regarding amounts reclassified out of each component of accumulated other comprehensive income (loss) and related tax effects at December 31, 2013 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER              CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE      OPERATIONS AND COMPREHENSIVE INCOME
                                                                   INCOME (LOSS)                (LOSS) LOCATION
                                                                  ----------------    ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $        41,778     Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity
        securities                                                           (495)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                   (7,657)    Other net realized investment gains
                                                                  ----------------
          Unrealized investment gains (losses), before
             income tax                                                    33,626
       Deferred income tax benefit (expense)                              (11,770)
                                                                  ----------------
             Unrealized investment gains (losses), net of
                income tax                                        $        21,856
                                                                  ================

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $           756     General operating expenses
       Amortization of net actuarial losses                                (1,175)    General operating expenses
                                                                  ----------------
          Amortization of pension and other postretirement plan
             items, before income tax                                        (419)
       Deferred income tax benefit (expense)                                  147
                                                                  ----------------
               Amortization of pension and other postretirement
                  plan items, net of income tax                   $          (272)
                                                                  ================


  (1) These accumulated other comprehensive income (loss) items are included in the computation of net periodic benefit costs. See Note 11 for further details.

 The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

                                                                                             2013              2012
                                                                                        ---------------    --------------
    Gross unrealized gains                                                              $     735,374      $   1,173,099
    Gross unrealized losses                                                                  (197,460)           (29,789)
    Gross unrealized losses - OTTI                                                              9,990             18,342
    Adjustment to deferred policy acquisition costs                                           (51,153)          (297,214)
    Adjustment to reserves                                                                    (80,705)          (190,979)
    Adjustment to unearned policy and contract fees                                            (7,048)            92,708
    Adjustment to pension and other postretirement plans                                       (3,848)           (13,997)
                                                                                        ---------------    --------------
                                                                                              405,150            752,170
    Deferred federal income tax expenses                                                     (136,042)          (259,704)
                                                                                        ---------------    --------------
          Net accumulated other comprehensive income (loss)                             $     269,108      $     492,466
                                                                                        ===============    ==============


(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

 Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2013 statutory results, the maximum amount available for the payment of dividends during 2014 by Minnesota Life Insurance Company without prior regulatory approval is $232,968.

 During the years ended December 31, 2013, 2012, and 2011 there were no dividends declared or paid to SFG.

 For the years ended December 31, 2013, 2012 and 2011 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

 The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

 The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2013 and 2012, these securities were reported at fair value of $28,703 and $48,161, respectively.

 The Company has long-term commitments to fund alternative investments and real estate investments totaling $307,724 as of December 31, 2013. The Company estimates that $123,000 of these commitments will be invested in 2014, with the remaining $184,724 invested over the next four years.

 As of December 31, 2013, the Company had committed to originate mortgage loans totaling $137,833 but had not completed the originations.

 As of December 31, 2013, the Company had committed to purchase corporate fixed maturity securities totaling $5,500 but had not completed the purchase transactions.

 As of December 31, 2013, the Company had committed to purchase loan-backed securities totaling $11,914 but had not completed the purchase transactions.

 The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2014, $11,267; 2015, $11,267; 2016, $11,267; 2017, $11,267; 2018, $11,267. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2014, $617; 2015, $606; 2016, $434; 2017, $304; 2018, $276.
 Lease expense, net of sub-lease income, for the years ended December 31, 2013, 2012 and 2011 was $8,672, $8,731, and $8,649, respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2014, $3,593; 2015, $2,940; 2016, $2,240; 2017, $1,593; 2018,
 $379.

 At December 31, 2013, the Company had guaranteed the payment of $50,400 of policyholder dividends and discretionary amounts payable in 2014. The Company has pledged fixed maturity securities, valued at $55,590 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

 The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2013 and 2012, the assets held in trust were $561,177 and $582,178, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

 Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

 In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

 In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

 The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2016. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2013 and 2012 was approximately $4,735 and $2,516, respectively.

 The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2013 and 2012, the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,864 and $2,267 as of December 31, 2013 and 2012, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

 The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

 The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2013, 2012 and 2011.

 The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $123,126, $137,877 and $128,147 in 2013, 2012 and 2011, respectively. Statutory surplus of these operations was $2,329,680 and $2,181,829 as of December 31, 2013 and 2012,
 respectively.

(24) SUBSEQUENT EVENTS

 The Company evaluated subsequent events through March 3, 2014, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2013
                                 (IN THOUSANDS)

                                                                                                            AS SHOWN
                                                                                                             ON THE
                                                                                                          CONSOLIDATED
TYPE OF INVESTMENT                                                COST (3)               VALUE           BALANCE SHEET (1)
                                                              ------------------   ------------------   ------------------

Fixed maturity securities
     U.S. government                                           $        334,064     $        349,284     $        349,284
     Agencies not backed by the full faith and
       credit of the U.S. government                                    381,881              359,864              359,864
     Foreign governments                                                 44,558               48,422               48,422
     Public utilities                                                   760,486              800,295              800,295
     Asset-backed securities                                            432,732              450,106              450,106
     Mortgage-backed securities                                       3,043,851            3,094,304            3,094,304
     All other corporate fixed maturity securities                    5,785,305            6,049,205            6,049,205
                                                              ------------------   ------------------   ------------------
        Total fixed maturity securities                              10,782,877           11,151,480           11,151,480
                                                              ------------------   ------------------   ------------------

Equity securities:
     Common stocks:
        Public utilities                                                 28,333               29,205               29,205
        Banks, trusts and insurance companies                           174,516              193,694              193,694
        Industrial, miscellaneous and all other                         118,537              167,498              167,498
     Nonredeemable preferred stocks                                      14,722               13,012               13,012
                                                              ------------------   ------------------   ------------------
        Total equity securities                                         336,108              403,409              403,409
                                                              ------------------   ------------------   ------------------

Mortgage loans on real estate                                         1,760,316               xxxxxx            1,760,316
Real estate (2)                                                           4,560               xxxxxx                4,560
Policy loans                                                            356,696               xxxxxx              356,696
Other investments                                                       302,577               xxxxxx              302,577
Alternative investments                                                 407,663               xxxxxx              495,219
Derivative investments                                                  224,375               xxxxxx              224,375
Fixed maturity securities on loan                                        40,659               xxxxxx               40,662
Equity securities on loan                                                 1,403               xxxxxx                1,656
                                                              ------------------                        ------------------
        Total                                                         3,098,249               xxxxxx            3,186,061
                                                              ------------------                        ------------------

Total investments                                              $     14,217,234               xxxxxx     $     14,740,950
                                                              ==================                        ==================




(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $4,560.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.



See accompanying report of independent registered public accounting firm.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)


                                                        AS OF DECEMBER 31,
                            -----------------------------------------------------------------------
                               DEFERRED         FUTURE POLICY                        OTHER POLICY
                                POLICY            BENEFITS,                           CLAIMS AND
                              ACQUISITION       LOSSES, CLAIMS       UNEARNED          BENEFITS
                                 COSTS          AND SETTLEMENT     PREMIUMS (2)        PAYABLE
         SEGMENT                                 EXPENSES (1)
--------------------------  ----------------   -----------------  ---------------   ---------------

2013:
   Life insurance            $      826,529     $     5,389,801    $     276,458     $     410,247
   Accident and
      health insurance               16,276             659,416           42,588            54,764
   Annuity                          195,581           5,175,368               33               106
                            ----------------   -----------------  ---------------   ---------------
                             $    1,038,386     $    11,224,585    $     319,079     $     465,117
                            ================   =================  ===============   ===============

2012:
   Life insurance            $      534,160     $     4,575,182    $     166,531     $     372,889
   Accident and
      health insurance               18,449             700,621           41,602            48,857
   Annuity                          132,608           5,430,037               50               129
                            ----------------   -----------------  ---------------   ---------------
                             $      685,217     $    10,705,840    $     208,183     $     421,875
                            ================   =================  ===============   ===============

2011:
   Life insurance            $      547,299     $     4,032,968    $     138,391     $     311,251
   Accident and
      health insurance               22,400             706,414           33,280            38,164
   Annuity                          125,048           5,319,429               20                60
                            ----------------   -----------------  ---------------   ---------------
                             $      694,747     $    10,058,811    $     171,691     $     349,475
                            ================   =================  ===============   ===============




                                                                 FOR THE YEARS ENDED DECEMBER 31,
                           ---------------------------------------------------------------------------------------------------------
                                                                   BENEFITS,         AMORTIZATION
                                                   NET           CLAIMS, LOSSES      OF DEFERRED          OTHER
                              PREMIUM          INVESTMENT        AND SETTLEMENT         POLICY          OPERATING         PREMIUMS
                            REVENUE (3)          INCOME           EXPENSES (5)       ACQUISITION        EXPENSES        WRITTEN (4)
         SEGMENT                                                                        COSTS
-------------------------- ---------------   ----------------    ---------------    ---------------  ----------------   ------------

2013:
   Life insurance           $   1,942,327     $      384,771      $   1,783,404      $     144,101    $      678,755
   Accident and
      health insurance            255,050              9,404             94,898              9,837           136,553
   Annuity                        192,109            244,833            238,852             31,852           178,682
                           ---------------   ----------------    ---------------    ---------------  ----------------   ------------
                            $   2,389,486     $      639,008      $   2,117,154      $     185,790    $      993,990    $         -
                           ===============   ================    ===============    ===============  ================   ============

2012:
   Life insurance           $   1,837,046     $      363,692      $   1,649,410      $     138,796    $      622,318
   Accident and
      health insurance            215,540             10,117             86,697             10,481           119,309
   Annuity                        165,249            255,524            251,870             31,190           152,461
                           ---------------   ----------------    ---------------    ---------------  ----------------   ------------
                            $   2,217,835     $      629,333      $   1,987,977      $     180,467    $      894,088    $         -
                           ===============   ================    ===============    ===============  ================   ============

2011:
   Life insurance           $   1,678,480     $      343,629      $   1,508,414      $     121,768    $      581,951
   Accident and
      health insurance            194,097             10,597             77,830              9,940           113,393
   Annuity                        204,774            263,898            300,639             37,473           142,049
                           ---------------   ----------------    ---------------    ---------------  ----------------   ------------
                            $   2,077,351     $      618,124      $   1,886,883      $     169,181    $      837,393    $         -
                           ===============   ================    ===============    ===============  ================   ============



(1) Includes policy and contract account balances
(2) Includes unearned policy and contract fees
(3) Includes policy and contract fees
(4) Applies only to property and liability insurance
(5) Includes interest credited to policies and contracts and policyholder dividends



See accompanying report of independent registered public accounting firm.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011
                                 (IN THOUSANDS)

                                                                                                                          PERCENTAGE
                                                                  CEDED TO           ASSUMED FROM                         OF AMOUNT
                                               GROSS               OTHER                OTHER                NET           ASSUMED
                                               AMOUNT            COMPANIES            COMPANIES            AMOUNT          TO NET
                                            ---------------   -----------------    ---------------    ----------------   -----------


2013:   Life insurance in force              $ 970,957,949     $   279,636,709      $     755,793      $  692,077,033        0.1%
                                            ===============   =================    ===============    ================
        Premiums:
             Life insurance                  $   1,950,364     $       482,370      $      28,737      $    1,496,731        1.9%
             Accident and health insurance         326,696              74,834              3,188             255,050        1.2%
             Annuity                                34,325                   -                  -              34,325        0.0%
                                            ---------------   -----------------    ---------------    ----------------
                  Total premiums             $   2,311,385     $       557,204      $      31,925      $    1,786,106        1.8%
                                            ===============   =================    ===============    ================

2012:   Life insurance in force              $ 851,766,646     $   223,184,654      $     868,248      $  629,450,240        0.1%
                                            ===============   =================    ===============    ================
        Premiums:
             Life insurance                  $   1,740,495     $       347,617      $      22,871      $    1,415,749        1.6%
             Accident and health insurance         311,291              98,612              2,861             215,540        1.3%
             Annuity                                32,539                   -                  -              32,539        0.0%
                                            ---------------   -----------------    ---------------    ----------------
                  Total premiums             $   2,084,325     $       446,229      $      25,732      $    1,663,828        1.5%
                                            ===============   =================    ===============    ================

2011:   Life insurance in force              $ 771,937,513     $   189,269,664      $     897,972      $  583,565,821        0.2%
                                            ===============   =================    ===============    ================
        Premiums:
             Life insurance                  $   1,516,771     $       275,426      $      24,382      $    1,265,727        1.9%
             Accident and health insurance         278,537              88,259              3,819             194,097        2.0%
             Annuity                                82,175                   -                  -              82,175        0.0%
                                            ---------------   -----------------    ---------------    ----------------
                  Total premiums             $   1,877,483     $       363,685      $      28,201      $    1,541,999        1.8%
                                            ===============   =================    ===============    ================

See accompanying report of independent registered public accounting firm.

                                     PART C

                                OTHER INFORMATION

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information

Form N-4

Item Number        Caption in Other Information

    24.            Financial Statements and Exhibits

    25.            Directors and Officers of the Depositor

    26. Persons Controlled by or Under Common Control with the Depositor or Registrant

    27.            Number of Contract Owners

    28.            Indemnification

    29.            Principal Underwriters

    30.            Location of Accounts and Records

    31.            Management Services

    32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2013, are included in Part B of this filing and consist of the following:


     1.   Report of Independent Registered Public Accounting Firm.


     2.   Statements of Assets and Liabilities, as of December 31, 2013.

     3.   Statements of Operations, year or period ended December 31, 2013.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2013 and 2012.


     5.   Notes to Financial Statements.


     Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:


     1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and Subsidiaries.


     2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2013 and 2012.

     3. Consolidated Statements of Operations Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2013, 2012 and 2011.

     4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended
          December 31, 2013, 2012 and 2011.

     5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2013, 2012 and 2011.

     6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2013, 2012 and 2011.

     7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2013.

     8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2013, 2012 and 2011.

     9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2013, 2012 and 2011.

     (b)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

               (b) The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006 as exhibit 24(c)(3)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 02-70067 previously filed on July 2, 2002 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) The 5% Death Benefit Increase Rider, form 02-70074 previously filed on July 2, 2002 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (d) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as exhibit 24(c)(4)(d) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (e) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) The Flexible Payment Deferred Variable Annuity Contract, B Class, form number 03-70090 previously filed on February 27, 2004 as exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (k) The Flexible Payment Deferred Variable Annuity Contract, C Class, form number 03-70083 previously filed on February 27, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (l) The Flexible Payment Deferred Variable Annuity Contract, L Class, form number 03-70084 previously filed on February 27, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (m) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (n) The Guaranteed Income Provider Benefit Rider, form number 03-70086, previously filed on March 12, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (o) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.

               (p) The Guaranteed Lifetime Withdrawal Benefit Rider, form number 05-70134 previously filed on July 29, 2005 as exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 10 is hereby incorporated by reference.

               (q) The Guaranteed Lifetime Withdrawal Benefit II -- Single Rider, form 07-70149, previously filed on April 20, 2007 as exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (r) The Guaranteed Lifetime Withdrawal Benefit II -- Joint Rider, form 07-70150, previously filed on April 20, 2007 as exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (s) The Guaranteed Minimum Income Benefit Rider, Form 09-70165, previously filed on October 9, 2009 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

               (t) The Encore Lifetime Income -- Single Rider, form 09-70158, previously filed on February 25, 2010 as exhibit 24(b)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (u) The Encore Lifetime Income -- Joint Rider, form 09-70159, previously filed on February 25, 2010 as exhibit 24(b)(4)(q) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (v) The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, form 09-70161, previously filed on February 25, 2010 as exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (w) The Individual Retirement Annuity Endorsement SIMPLE Annuity, form 09 70163, previously filed on February 25, 2010 as exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (x) The Individual Retirement Annuity Endorsement Roth Annuity, form 09-70164, previously filed on February 25, 2010 as exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (y) The Ovation Lifetime Income - Single Rider, form F. 11-70211, previously filed on July 13, 2011 as exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 27 and 178, is hereby incorporated by reference.

               (z) The Ovation Lifetime Income - Joint Rider, form F. 11-70212, previously filed on July 13, 2011 as exhibit 24(b)(4)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 27 and 178, is hereby incorporated by reference.


               (aa) The Ovation Lifetime Income II - Single Rider, form
                    F. 12-70227 previously filed on February 28, 2012 as exhibit 24(b)(4)(aa) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.



               (bb) The Ovation Lifetime Income II - Joint Rider, form
                    F. 12-70228 previously filed on February 28, 2012 as exhibit 24(b)(4)(bb) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.

          5. (a) The Variable Annuity Application, form 02-70068 Rev 5-2007, previously filed on April 27, 2009 as exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 19, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.


          8.   (a)  Participation Agreement among Securian Funds Trust,
                    Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

             (a)(1) Shareholder Information Agreement among Securian Funds
                    Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


               (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus
                         Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                   (iii) Amendment Dated December 1, 2002 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                    (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                   (vii) Amendment Number Seven to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.


               (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 8(d) to Variable Annuity Account's Form N-4, File Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.


               (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to the Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                   (vii) Amendment No. 7 to Participation Agreement by and among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 filed April 25, 2011 as Exhibit 24(c)8(g)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (viii) Amendment No. 8 to Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on September 7, 2011 as Exhibit 24(c)8(g)(viii) to Variable Annuity Account's Form N-4,
                         File Number 333-91784, Post-Effective Amendment Numbers #28 and #182, is hereby incorporated by reference.


                    (ix) Amendment No. 9 to Participation Agreement by and among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.


             (h) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                    (vi) Amendment No. 6 to the Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (i) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to Participation Agreement among
                         Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                   (iii) Amendment No. 2 to Participation Agreement among Putnam
                         Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company. Previously filed on December 15, 2008 as exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.


                    (iv) Third Amendment to Supplement to Participation
                         Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(i)(iv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


               (j) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to the Participation Agreement dated
                         March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                   (iii) Amendment No. 2 to the Participation Agreement dated
                         March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 3 to Participation Agreement by and among
                         AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                    (v) Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 filed April 25, 2011 as Exhibit 24(c)8(j)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


               (k) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Shareholder Services Agreement
                         between Minnesota Life Insurance Company and American Century Investment Services, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (l) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to the Participation Agreement among
                         MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment No. 5 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                   (vii) Fee letter dated September 1, 2010 referencing the
                         Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company filed April 25, 2011 as Exhibit 24(c)8(l)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (viii) Amendment No. 6 to Participation Agreement by and among
                         MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 filed April 25, 2011 as
                         Exhibit 24(c)8(l)(viii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                   (viv) Joinder to Participation Agreement among MFS Variable
                         Insurance Trust, Massachusetts Financial Services Company, and Minnesota Life Insurance Company, previously filed on September 7, 2011 as
                         Exhibit 24(c)8(l)(viv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #28 and #182, is hereby incorporated by reference.

               (m) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.


                  (vii) Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 filed April 25, 2011 as
                         Exhibit 24(c)8(m)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                  (viii) Amendment No.7 to Participation Agreement dated May 1,
                         2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


                    (ix) Participation Agreement Addendum dated May 1, 2012
                         among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


                    (x)  Amendment No. 8 to Participation Agreement dated
                         May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(xii) to Minnesota Life Variable
                         Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                   (xi)  Amendment No. 10 to Participation Agreement dated
                         May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (n) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Second Amendment to the Target Funds Participation
                         Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)8(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.


                   (iii) Third Amendment to Target Funds Participation Agreement
                         among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (iv) Fourth Amendment to Ivy Funds Variable Insurance
                         Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.


               (o) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

               (p) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(l)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

               (q) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (r) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (s) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (t) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (u) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (v) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (w) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (x) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (y) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (z) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. previously filed on April 27, 2010 as exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.


                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (aa) Fund Participation Agreement among Minnesota Life Insurance
                    Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 333-136242 Post-Effective Amendments 11 amd 161 is hereby incorporated by reference.

                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.


                   (iii) Amendment Number Three to Participation Agreement
                         among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as
                         Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

                    (iv) Amendment Number Four to Participation Agreement among
                         Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

                    (v) Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.


               (bb) Participation Agreement among The Universal Institutional
                    Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as
                    Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

               (cc) Fund Participation Agreement among Neuberger Berman Advisers
                    Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.


               (dd) Selling Agreement for Advisor Class Shares of PIMCO Variable
                    Insurance Trust between Allianz Global Investors Distributors LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(dd) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i) Amendment to Selling Agreement between Minnesota Life Insurance Company and PIMCO Investment LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (ee) PIMCO Services Agreement for Advisor Class Shares of PIMCO
                    Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ee) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i)  Amendment No. 1 to PIMCO Services Agreement for
                         Advisor Class Shares of PIMCO Variable Insurance Trust Effective May 1, 2013, previously filed as
                         Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (ff) Participation Agreement among Minnesota Life Insurance
                    Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed April 25, 2011 as Exhibit 24(c)8(ff) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i) Termination, New Agreements and Amendments Relating to
                        Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


                  (ii) Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investment LLC, previously filed as Exhibit 26(h) (22)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (gg) Participation Agreement by and between Goldman Sachs
                    Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company filed April 25, 2011 as
                    Exhibit 24(c)8(gg) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i) Amendment to Participation Agreement between Goldman
                        Sachs Variable Insurance Trust and Minnesota Life Insurance Company previously filed as Exhibit 8(dd)(i) to Variable Annuity Account's Form N-4, File Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.


                   (ii) Second Amendment to Participation Agreement among
                        Goldman Sachs Variable Insurance Trust, Goldman, Sachs& Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h) (23)(v) to Minnesota Life Variable Life Account's Form N-6, File
                        Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                 (iii) Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman Sachs
                        & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (hh) Administrative Services Agreement between Goldman Sachs
                    Asset Management, L.P. and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(hh) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (i) Amendment to Administrative Services Agreement Between
                        Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company, previously filed as
                        Exhibit 26(h) (22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (ii) Services Agreement between Goldman, Sachs & Co. and
                    Minnesota Life Insurance Company filed April 25, 2011 as
                    Exhibit 24(c)8(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (jj) Fund Participation and Service Agreement among Minnesota
                    Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series filed April 25, 2011 as Exhibit 24(c)8(jj) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i) Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on
                         April 25, 2014, is hereby incorporated by reference.


               (kk) Business Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., America Funds Distributors, Inc. and Capital Research and Management Company filed April 25, 2011 as Exhibit 24(c)8(kk) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (ll) American Funds Rule 22c-2 Agreement among American Funds
                    Service Company and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ll) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


               (mm) Distribution and Shareholder Services Agreement dated
                    March 9, 2012 between Northern Lights Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit 24(c)(8)(mm) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.


               (nn) Fund Participation Agreement dated March 12, 2012 among
                    Northern Lights Variable Trust, Minnesota Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as
                    Exhibit 24(c)(8)(nn) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers
                    15 and 192, is hereby incorporated by reference.


                    (i) First Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, Valmark Advisers, Inc., and Minnesota Life Insurance Company dated October 8, 2012, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(i) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

                    (ii) Second Amendment to the Participation Agreement among
                         Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc., and Minnesota Life Insurance Company dated March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.


          9. Opinion and consent of Michael P. Boyle, Esq.


         10. Consent of KPMG LLP.


         11. Not applicable.

         12. Not applicable.


         13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.

Item 25.  Directors and Officers of the Minnesota Life Insurance Company


Name and Principal                           Position and Offices
Business Address                             with Minnesota Life
------------------                           -----------------------------------

Brian C. Anderson                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


Michael P. Boyle                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Mary K. Brainerd                             Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425


John W. Castro                               Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

Gary R. Christensen                          Director, Attorney-in-Fact,
Minnesota Life Insurance Company             Senior Vice President,
400 Robert Street North                      General Counsel and Secretary
St. Paul, MN  55101

Susan L. Ebertz                              Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                              Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold                            Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

Eric B. Goodman                               Director
101 North 7th St
Suite 202
Louisville, KY 40202

John F. Grundhofer                           Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN  55402

Christopher M. Hilger                        Director and Executive Vice
Minnesota Life Insurance Company             President
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                               Director
4623 McDonald Drive Overlook
Stillwater, MN  55082

Daniel H. Kruse                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                             Senior Vice President, Treasurer
Minnesota Life Insurance Company             and Controller
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                          Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                          Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                              Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                            Chairman, President and Chief
Minnesota Life Insurance Company             Executive Officer
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                                Director and
Minnesota Life Insurance Company             Executive Vice President
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Loyall E. Wilson                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                            Director, Executive Vice President
Minnesota Life Insurance Company             and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Universal Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         .  Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         .  Securian Financial Group, Inc. (Delaware)
         .  Capitol City Property Management, Inc.
         .  Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         .  Minnesota Life Insurance Company
         .  Securian Financial Network, Inc.
         .  Securian Ventures, Inc.
         .  Advantus Capital Management, Inc.
         .  Securian Financial Services, Inc.
         .  Securian Casualty Company
         .  CNL Financial Corporation (Georgia)
         .  Capital Financial Group, Inc. (Maryland)
         .  H. Beck, Inc. (Maryland)
         .  CFG Insurance Services, Inc. (Maryland)
         .  Ochs, Inc.



Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         .  Personal Finance Company LLC (Delaware)
         .  Enterprise Holding Corporation
         .  Allied Solutions, LLC (Indiana)
         .  Securian Life Insurance Company
         .  American Modern Life Insurance Company
         .  Balboa Life Insurance Company
         .  Balboa Life Insurance Company of New York
         .  Marketview Properties, LLC
         .  Marketview Properties II, LLC
         .  Marketview Properties IV, LLC

         .  Marketview Properties III, LLC (MN)



Wholly-owned subsidiaries of Enterprise Holding Corporation:


         .  Oakleaf Service Corporation
         .  Vivid Print Solutions, Inc.
         .  MIMLIC Funding, Inc.
         .  MCM Funding 1997-1, Inc.
         .  MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of CNL Financial Corporation:

         .  Cherokee National Life Insurance Company (Georgia)



Wholly-owned subsidiary of American Modern Life Insurance Company:

         .  Southern Pioneer Life Insurance Company

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

         .  Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

         .  Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         .  CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of April 4, 2014, the number of holders of securities of this class were as follows:



       Title of Class               Number of Record Holders
       --------------               ------------------------
Variable Annuity Contracts --                14,181
    MultiOption Advisor


ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account

               Minnesota Life Individual Variable Universal Life Account

               Minnesota Life Variable Universal Life Account
               Securian Life Variable Universal Life Account

          (b)  Directors and Officers of Securian Financial Services, Inc.:


                                                   Positions and
Name and Principal                                 Offices
Business Address                                   with Underwriter
----------------                                   ----------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, MN 55101

Gary R. Christensen                                Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                                   Senior Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, MN 55101

Richard A. Diehl                                   Vice President and Chief
Securian Financial Services, Inc.                  Investment Officer
400 Robert Street North
St. Paul, MN 55101

Scott C. Thorson                                   Vice President-Business
Securian Financial Services, Inc.                  Operations and Treasurer
400 Robert Street North
St. Paul, MN 55101

Suzanne M. Chochrek                                Vice President-
Securian Financial Services, Inc.                  Business and Market
400 Robert Street North                            Development
St. Paul, MN 55101


          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
-----------         ----------------   ---------------   -----------   ------------
Securian Financial,
 Services Inc.        $52,801,236           ---              ---           ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                                    SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and certifies that it has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 25th day of April, 2014.




                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)


                                   By           /s/ Robert L. Senkler
                                       -----------------------------------------
                                                    Robert L. Senkler
                                           Chairman of the Board, President
                                             and Chief Executive Officer



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and certifies that it has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and the State of Minnesota, on the 25th day of April, 2014.




                                       MINNESOTA LIFE INSURANCE COMPANY


                                    By          /s/ Robert L. Senkler
                                       -----------------------------------------
                                                    Robert L. Senkler
                                           Chairman of the Board, President
                                             and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              Signature                        Title                                                 Date
              ---------                        -----                                                 ----
/s/ Robert L. Senkler                          Chairman, President and                           April 25, 2014
---------------------------------------
Chief Executive Officer
Robert L. Senkler


*                                              Director
---------------------------------------
Mary K. Brainerd


*                                              Director
---------------------------------------
John W. Castro


*                                              Director
---------------------------------------
Gary R. Christensen


*                                              Director
---------------------------------------
Sara H. Gavin


*                                              Director
---------------------------------------
Enc B. Goodman


*                                              Director
---------------------------------------
John F. Grundhofer


*                                              Director
---------------------------------------
Christopher M. Hilger


*                                              Director
---------------------------------------
John H. Hooley


*                                              Director
---------------------------------------
Trudy A. Rautio


*                                              Director
---------------------------------------
Bruce P. Shay


*                                              Director
---------------------------------------
Warren J. Zaccaro


/s/ Warren J. Zaccaro                          Executive Vice President                              April 25, 2014
---------------------------------------        and Chief Financial Officer
Warren J. Zaccaro                              (chief financial officer)


/s/ Warren J. Zaccaro                          Executive Vice President and                          April 25, 2014
---------------------------------------        Chief Financial Officer
Warren J. Zaccaro                              (chief accounting officer)

/s/ David J. LePlavy                           Senior Vice President, Treasurer                      April 25, 2014
---------------------------------------        and Controller (treasurer)
David J. LePlavy

/s/ Gary R. Christensen                        Director, Attorney-in-Fact,                           April 25, 2014
---------------------------------------        Senior Vice President,
Gary R. Christensen                            General Counsel and Secretary



* Pursuant to power of attorney dated February 10, 2014, a copy of which is filed herewith.

                                  EXHIBIT INDEX


Exhibit Number    Description of Exhibit
--------------    ----------------------

9.                Opinion and consent of Michael P. Boyle, Esq.

10.               Consent of KPMG LLP.

13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.